UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
FORM N-CSR
CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES
Investment Company Act file number: 811-21145

SPDR® INDEX SHARES FUNDS
(Exact name of registrant as specified in charter)
One Lincoln Street, Boston, Massachusetts 02111
(Address of principal executive offices) (zip code)
Ryan M. Louvar, Esq.
State Street Bank and Trust Company
One Lincoln Street — CPH0326
Boston, MA 02111
(Name and address of agent for service)
Copy to:
W. John McGuire, Esq.
Morgan, Lewis & Bockius LLP
1111 Pennsylvania Avenue, N.W.
Washington, DC 20004
Registrant’s telephone number, including area code: (866) 787-2257
Date of fiscal year end: September 30
Date of reporting period: March 31, 2012

Item 1: Report to Shareholders

SPDR® Index Shares Funds

Semi-Annual Report March 31, 2012

Precise in a world that isn't.[SM]

SPDR®
STATE STREET GLOBAL ADVISORS

TABLE OF CONTENTS

Performance and Portfolio Summaries
SPDR® STOXX Europe 50® ETF (FEU)	1
SPDR EURO STOXX 50 ETF (FEZ)	4
SPDR S&P® Emerging Asia Pacific ETF (GMF)	7
SPDR S&P Small Cap Emerging Asia Pacific ETF (GMFS)	10
SPDR S&P Russia ETF (RBL)	11
SPDR S&P China ETF (GXC)	14
SPDR S&P Emerging Markets ETF (GMM)	17
SPDR S&P Emerging Markets Dividend ETF (EDIV)	20
SPDR S&P BRIC 40 ETF (BIK)	23
SPDR S&P Emerging Europe ETF (GUR)	26
SPDR S&P Emerging Latin America ETF (GML)	29
SPDR S&P Emerging Middle East & Africa ETF (GAF)	32
SPDR S&P World ex-US ETF (GWL)	35
SPDR S&P International Small Cap ETF (GWX)	38
SPDR Dow Jones International Real Estate ETF (RWX)	41
SPDR FTSE/Macquarie Global Infrastructure 100 ETF (GII)	44
SPDR S&P Global Natural Resources ETF (GNR)	47
SPDR MSCI ACWI ex-US ETF (CWI)	50
SPDR MSCI ACWI IMI ETF (EMFT)	53
SPDR MSCI EM 50 ETF (ACIM)	54
SPDR Russell/Nomura PRIMETM Japan ETF (JPP)	55
SPDR Russell/Nomura Small CapTM Japan ETF (JSC)	58
SPDR S&P International Dividend ETF (DWX)	61
SPDR S&P International Mid Cap ETF (MDD)	64
SPDR S&P Emerging Markets Small Cap ETF (EWX)	67
SPDR Dow Jones Global Real Estate ETF (RWO)	70
SPDR S&P International Consumer Discretionary Sector ETF (IPD)	73
SPDR S&P International Consumer Staples Sector ETF (IPS)	76
SPDR S&P International Energy Sector ETF (IPW)	79
SPDR S&P International Financial Sector ETF (IPF)	82
SPDR S&P International Health Care Sector ETF (IRY)	85
SPDR S&P International Industrial Sector ETF (IPN)	88
SPDR S&P International Materials Sector ETF (IRV)	91
SPDR S&P International Technology Sector ETF (IPK)	94
SPDR S&P International Telecommunications Sector ETF (IST)	97
SPDR S&P International Utilities Sector ETF (IPU)	100
Schedules of Investments
SPDR STOXX Europe 50 ETF (FEU)	103
SPDR EURO STOXX 50 ETF (FEZ)	104
SPDR S&P Emerging Asia Pacific ETF (GMF)	105
SPDR S&P Small Cap Emerging Asia Pacific ETF (GMFS)	109

SPDR S&P Russia ETF (RBL)	114
SPDR S&P China ETF (GXC)	115
SPDR S&P Emerging Markets ETF (GMM)	120
SPDR S&P Emerging Markets Dividend ETF (EDIV)	127
SPDR S&P BRIC 40 ETF (BIK)	129
SPDR S&P Emerging Europe ETF (GUR)	130
SPDR S&P Emerging Latin America ETF (GML)	132
SPDR S&P Emerging Middle East & Africa ETF (GAF)	134
SPDR S&P World ex-US ETF (GWL)	136
SPDR S&P International Small Cap ETF (GWX)	143
SPDR Dow Jones International Real Estate ETF (RWX)	151
SPDR FTSE/Macquarie Global Infrastructure 100 ETF (GII)	153
SPDR S&P Global Natural Resources ETF (GNR)	155
SPDR MSCI ACWI ex-US ETF (CWI)	157
SPDR MSCI ACWI IMI ETF (EMFT)	165
SPDR MSCI EM 50 ETF (ACIM)	173
SPDR Russell/Nomura PRIME Japan ETF (JPP)	174
SPDR Russell/Nomura Small Cap Japan ETF (JSC)	179
SPDR S&P International Dividend ETF (DWX)	184
SPDR S&P International Mid Cap ETF (MDD)	186
SPDR S&P Emerging Markets Small Cap ETF (EWX)	191
SPDR Dow Jones Global Real Estate ETF (RWO)	201
SPDR S&P International Consumer Discretionary Sector ETF (IPD)	204
SPDR S&P International Consumer Staples Sector ETF (IPS)	206
SPDR S&P International Energy Sector ETF (IPW)	208
SPDR S&P International Financial Sector ETF (IPF)	210
SPDR S&P International Health Care Sector ETF (IRY)	212
SPDR S&P International Industrial Sector ETF (IPN)	214
SPDR S&P International Materials Sector ETF (IRV)	216
SPDR S&P International Technology Sector ETF (IPK)	218
SPDR S&P International Telecommunications Sector ETF (IST)	220
SPDR S&P International Utilities Sector ETF (IPU)	222
Financial Statements	224
Financial Highlights	254
Notes to Financial Statements	280
Other Information	299

SPDR STOXX Europe 50 ETF —
Performance Summary

The following performance chart of the Fund’s total return at net asset value, the total return based on market price and its benchmark index is provided for comparative purposes only and represents the periods noted. The Fund’s per share net asset value (“NAV”) is the value of one share of the Fund and is calculated by dividing the value of total assets less total liabilities by the number of shares outstanding. The NAV return is based on the NAV of the Fund and the market return is based on the market price per share of the Fund. The market price used to calculate the market return is determined by using the midpoint between the highest bid and the lowest offer on the exchange on which the shares of the Fund are listed for trading, as of the time that the Fund’s NAV is calculated. Since shares of the Fund did not trade in the secondary market until several days after the Fund’s inception, for the period from inception to the first day of secondary market trading in shares of the Fund (10/15/02, 10/21/02, respectively), the NAV of the Fund is used as a proxy for the secondary market trading price to calculate market returns. NAV and market returns assume that dividends and capital gain distributions have been reinvested in the Fund at NAV. Market returns do not include brokerage commissions that may be payable on secondary market transactions. If brokerage commissions were included market returns would be lower.

An index is a statistical measure of a specified financial market or sector. An index does not actually hold a portfolio of securities and therefore does not reflect deductions for fees or expenses. In comparison, the Fund’s performance is negatively impacted by these deductions.

Performance quoted represents past performance, which is no guarantee of future results. Investment return and principal value will fluctuate, so you may have a gain or loss when shares are sold. Current performance may be higher or lower than that quoted. Visit www.spdrs.com for the most recent month-end performance. The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption or sale of Fund shares. The total expense ratio for SPDR STOXX Europe 50 ETF as stated in the Fees and Expenses table of the prospectus dated January 31, 2012 is 0.29%.

PERFORMANCE AS OF MARCH 31, 2012

	CUMULATIVE TOTAL RETURN			AVERAGE ANNUAL TOTAL RETURN

	NET ASSET	MARKET	STOXX EUROPE	NET ASSET	MARKET	STOXX EUROPE
	VALUE	VALUE	50 INDEX	VALUE	VALUE	50 INDEX

SIX MONTHS	14.55%	17.08%	14.69%	N/A	N/A	N/A

ONE YEAR	−7.12%	−6.73%	−7.27%	−7.12%	−6.73%	−7.27%

THREE YEARS	50.37%	51.38%	50.46%	14.57%	14.82%	14.59%

FIVE YEARS	−21.02%	−20.84%	−21.20%	−4.61%	−4.57%	−4.65%

SINCE INCEPTION (1)	72.19%	73.38%	73.49%	5.91%	5.99%	6.00%

(1)	For the period October 15, 2002 to March 31, 2012.

SPDR STOXX Europe 50 ETF —
Performance Summary (continued)

SPDR STOXX Europe 50 ETF —
Portfolio Summary

TOP FIVE HOLDINGS AS OF MARCH 31, 2012

DESCRIPTION	NESTLE SA	HSBC HOLDINGS PLC	NOVARTIS AG	BP PLC	VODAFONE GROUP PLC

MARKET VALUE	$1,817,085	1,383,889	1,265,845	1,215,365	1,192,796

% OF NET ASSETS	6.0	4.6	4.2	4.0	3.9

(The five largest holdings are subject to change, and there are no guarantees the Fund will continue to remain invested in any particular company.)

INDUSTRY BREAKDOWN AS OF MARCH 31, 2012*

PERCENT OF
INDUSTRY**	NET ASSETS

Pharmaceuticals	17.1%
Oil, Gas & Consumable Fuels	15.0
Commercial Banks	11.6
Food Products	8.9
Metals & Mining	5.5
Tobacco	4.2
Wireless Telecommunication Services	3.9
Diversified Telecommunication Services	3.7
Capital Markets	3.7
Chemicals	3.4
Beverages	3.3
Insurance	2.7
Industrial Conglomerates	2.5
Multi-Utilities	2.1
Software	1.9
Automobiles	1.6
Electric Utilities	1.4
Electrical Equipment	1.4
Textiles, Apparel & Luxury Goods	1.3
Food & Staples Retailing	1.2
Specialty Retail	1.0
Diversified Financial Services	0.9
Communications Equipment	0.9
Short Term Investments	0.0 ***
Other Assets & Liabilities	0.8

TOTAL	100.0%

*	The Fund’s industry breakdown is expressed as a percentage of net assets and may change over time.
**	Each security is valued based on Level 1 inputs. (Note 2)
***	Amount represents less than 0.05% of net assets.

SPDR EURO STOXX 50 ETF —
Performance Summary

The following performance chart of the Fund’s total return at net asset value, the total return based on market price and its benchmark index is provided for comparative purposes only and represents the periods noted. The Fund’s per share net asset value (“NAV”) is the value of one share of the Fund and is calculated by dividing the value of total assets less total liabilities by the number of shares outstanding. The NAV return is based on the NAV of the Fund and the market return is based on the market price per share of the Fund. The market price used to calculate the market return is determined by using the midpoint between the highest bid and the lowest offer on the exchange on which the shares of the Fund are listed for trading, as of the time that the Fund’s NAV is calculated. Since shares of the Fund did not trade in the secondary market until several days after the Fund’s inception, for the period from inception to the first day of secondary market trading in shares of the Fund (10/15/02, 10/21/02, respectively), the NAV of the Fund is used as a proxy for the secondary market trading price to calculate market returns. NAV and market returns assume that dividends and capital gain distributions have been reinvested in the Fund at NAV. Market returns do not include brokerage commissions that may be payable on secondary market transactions. If brokerage commissions were included market returns would be lower.

An index is a statistical measure of a specified financial market or sector. An index does not actually hold a portfolio of securities and therefore does not reflect deductions for fees or expenses. In comparison, the Fund’s performance is negatively impacted by these deductions.

Performance quoted represents past performance, which is no guarantee of future results. Investment return and principal value will fluctuate, so you may have a gain or loss when shares are sold. Current performance may be higher or lower than that quoted. Visit www.spdrs.com for the most recent month-end performance. The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption or sale of Fund shares. The total expense ratio for SPDR EURO STOXX 50 ETF as stated in the Fees and Expenses table of the prospectus dated January 31, 2012 is 0.29%.

PERFORMANCE AS OF MARCH 31, 2012

	CUMULATIVE TOTAL RETURN			AVERAGE ANNUAL TOTAL RETURN

	NET ASSET	MARKET	EURO STOXX	NET ASSET	MARKET	EURO STOXX
	VALUE	VALUE	50 INDEX	VALUE	VALUE	50 INDEX

SIX MONTHS	13.76%	15.87%	13.81%	N/A	N/A	N/A

ONE YEAR	−16.72%	−16.84%	−17.17%	−16.72%	−16.84%	−17.17%

THREE YEARS	34.35%	34.69%	33.06%	10.34%	10.44%	9.99%

FIVE YEARS	−28.84%	−28.82%	−30.04%	−6.58%	−6.57%	−6.90%

SINCE INCEPTION (1)	79.59%	80.27%	76.55%	6.38%	6.43%	6.19%

(1)	For the period October 15, 2002 to March 31, 2012.

SPDR EURO STOXX 50 ETF —
Performance Summary (continued)

SPDR EURO STOXX 50 ETF —
Portfolio Summary

TOP FIVE HOLDINGS AS OF MARCH 31, 2012

DESCRIPTION	TOTAL SA	SANOFI	SIEMENS AG	BASF SE	BANCO SANTANDER SA

MARKET VALUE	$26,727,261	22,545,553	20,537,102	18,974,649	16,464,809

% OF NET ASSETS	5.9	5.0	4.5	4.2	3.6

(The five largest holdings are subject to change, and there are no guarantees the Fund will continue to remain invested in any particular company.)

INDUSTRY BREAKDOWN AS OF MARCH 31, 2012*

PERCENT OF
INDUSTRY**	NET ASSETS

Commercial Banks	11.8%
Oil, Gas & Consumable Fuels	10.1
Diversified Telecommunication Services	8.6
Pharmaceuticals	8.0
Insurance	6.8
Chemicals	6.2
Automobiles	5.6
Industrial Conglomerates	5.5
Food Products	4.9
Electric Utilities	4.8
Software	3.3
Multi-Utilities	3.0
Beverages	2.8
Capital Markets	2.4
Textiles, Apparel & Luxury Goods	2.4
Diversified Financial Services	2.4
Electrical Equipment	1.9
Personal Products	1.5
Construction & Engineering	1.4
Communications Equipment	1.1
Specialty Retail	1.1
Building Products	1.0
Real Estate Investment Trusts	0.9
Metals & Mining	0.9
Construction Materials	0.8
Food & Staples Retailing	0.7
Short Term Investments	0.0 ***
Other Assets & Liabilities	0.1

TOTAL	100.0%

*	The Fund’s industry breakdown is expressed as a percentage of net assets and may change over time.
**	Each security is valued based on Level 1 inputs. (Note 2)
***	Amount represents less than 0.05% of net assets.

SPDR S&P Emerging Asia Pacific ETF —
Performance Summary

The following performance chart of the Fund’s total return at net asset value, the total return based on market price and its benchmark index is provided for comparative purposes only and represents the periods noted. The Fund’s per share net asset value (“NAV”) is the value of one share of the Fund and is calculated by dividing the value of total assets less total liabilities by the number of shares outstanding. The NAV return is based on the NAV of the Fund and the market return is based on the market price per share of the Fund. The market price used to calculate the market return is determined by using the midpoint between the highest bid and the lowest offer on the exchange on which the shares of the Fund are listed for trading, as of the time that the Fund’s NAV is calculated. Since shares of the Fund did not trade in the secondary market until several days after the Fund’s inception, for the period from inception to the first day of secondary market trading in shares of the Fund (3/20/07, 3/23/07, respectively), the NAV of the Fund is used as a proxy for the secondary market trading price to calculate market returns. NAV and market returns assume that dividends and capital gain distributions have been reinvested in the Fund at NAV. Market returns do not include brokerage commissions that may be payable on secondary market transactions. If brokerage commissions were included market returns would be lower.

An index is a statistical measure of a specified financial market or sector. An index does not actually hold a portfolio of securities and therefore does not reflect deductions for fees or expenses. In comparison, the Fund’s performance is negatively impacted by these deductions.

Performance quoted represents past performance, which is no guarantee of future results. Investment return and principal value will fluctuate, so you may have a gain or loss when shares are sold. Current performance may be higher or lower than that quoted. Visit www.spdrs.com for the most recent month-end performance. The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption or sale of Fund shares. The total expense ratio for SPDR S&P Emerging Asia Pacific ETF as stated in the Fees and Expenses table of the prospectus dated January 31, 2012 is 0.59%.

PERFORMANCE AS OF MARCH 31, 2012

	CUMULATIVE TOTAL RETURN			AVERAGE ANNUAL TOTAL RETURN

	NET ASSET	MARKET	S&P ASIA PACIFIC	NET ASSET	MARKET	S&P ASIA PACIFIC
	VALUE	VALUE	EMERGING BMI INDEX	VALUE	VALUE	EMERGING BMI INDEX

SIX MONTHS	14.90%	18.77%	15.69%	N/A	N/A	N/A

ONE YEAR	−9.16%	−9.66%	−8.96%	−9.16%	−9.66%	−8.96%

THREE YEARS	84.40%	82.61%	90.79%	22.63%	22.23%	24.02%

FIVE YEARS	35.90%	36.05%	35.35%	6.33%	6.35%	6.24%

SINCE INCEPTION (1)	38.49%	38.03%	39.08%	6.68%	6.61%	6.70%

(1)	For the period March 20, 2007 to March 31, 2012.

SPDR S&P Emerging Asia Pacific ETF —
Performance Summary (continued)

SPDR S&P Emerging Asia Pacific ETF —
Portfolio Summary

TOP FIVE HOLDINGS AS OF MARCH 31, 2012

	TAIWAN SEMICONDUCTOR
	MANUFACTURING CO.,		CHINA CONSTRUCTION		HON HAI PRECISION
DESCRIPTION	LTD. ADR	CHINA MOBILE, LTD.	BANK CORP.	BAIDU, INC. ADR	INDUSTRY CO., LTD.

MARKET VALUE	$18,705,944	13,329,672	13,056,529	9,903,760	9,013,143

% OF NET ASSETS	4.0	2.8	2.8	2.1	1.9

(The five largest holdings are subject to change, and there are no guarantees the Fund will continue to remain invested in any particular company.)

INDUSTRY BREAKDOWN AS OF MARCH 31, 2012*

PERCENT OF
INDUSTRY**	NET ASSETS

Commercial Banks	16.6%
Oil, Gas & Consumable Fuels	12.0
Semiconductors & Semiconductor Equipment	7.4
Wireless Telecommunication Services	6.3
Computers & Peripherals	4.3
Internet Software & Services	4.3
Electronic Equipment, Instruments & Components	4.2
Insurance	2.9
Automobiles	2.9
Metals & Mining	2.8
Real Estate Management & Development	2.8
Chemicals	2.7
IT Services	2.7
Food Products	2.7
Construction Materials	2.3
Diversified Telecommunication Services	2.1
Transportation Infrastructure	1.7
Hotels, Restaurants & Leisure	1.6
Construction & Engineering	1.6
Independent Power Producers & Energy Traders	1.5
Industrial Conglomerates	1.5
Diversified Financial Services	1.2
Communications Equipment	1.2
Electric Utilities	0.9
Capital Markets	0.8
Household Products	0.8
Marine	0.8
Beverages	0.8
Thrifts & Mortgage Finance	0.7
Electrical Equipment	0.7
Food & Staples Retailing	0.7
Pharmaceuticals	0.7
Tobacco	0.6
Gas Utilities	0.5
Health Care Providers & Services	0.5
Airlines	0.4
Media	0.4
Energy Equipment & Services	0.4
Building Products	0.3
Machinery	0.3
Textiles, Apparel & Luxury Goods	0.3
Health Care Equipment & Supplies	0.1
Household Durables	0.1
Paper & Forest Products	0.1
Short Term Investments	6.3
Other Assets & Liabilities	(6.5)

TOTAL	100.0%

*	The Fund’s industry breakdown is expressed as a percentage of net assets and may change over time.
**	Each security is valued based on Level 1 inputs, except for ProMOS Technologies, Inc., which was Level 3 and part of the Semiconductors & Semiconductor Equipment Industry and Indiabulls Infrastructure & Power, Ltd., which was Level 2 and part of the Real Estate Management & Development Industry, each representing 0.00% of net assets. (Note 2)

SPDR S&P Small Cap Emerging Asia Pacific ETF —
Portfolio Summary

The Fund commenced operations during the reporting period and therefore is not required to present performance history.

TOP FIVE HOLDINGS AS OF MARCH 31, 2012

		SIMPLO TECHNOLOGY		RADIANT OPTO-	BERJAYA SPORTS
DESCRIPTION	BURSA MALAYSIA BHD	CO., LTD.	BYD CO., LTD.	ELECTRONICS CORP.	TOTO BHD

MARKET VALUE	$50,107	45,232	40,527	39,946	35,519

% OF NET ASSETS	0.7	0.7	0.6	0.6	0.5

(The five largest holdings are subject to change, and there are no guarantees the Fund will continue to remain invested in any particular company.)

INDUSTRY BREAKDOWN AS OF MARCH 31, 2012*

PERCENT OF
INDUSTRY**	NET ASSETS

Real Estate Management & Development	8.9%
Semiconductors & Semiconductor Equipment	7.9
Electronic Equipment, Instruments & Components	6.4
Chemicals	6.3
Food Products	5.8
Computers & Peripherals	4.5
Commercial Banks	4.0
Metals & Mining	3.2
Textiles, Apparel & Luxury Goods	3.1
Electrical Equipment	2.8
Pharmaceuticals	2.7
Construction & Engineering	2.5
Machinery	2.4
Diversified Financial Services	2.3
Auto Components	2.2
Communications Equipment	2.1
Transportation Infrastructure	1.8
Independent Power Producers & Energy Traders	1.8
Hotels, Restaurants & Leisure	1.7
Construction Materials	1.7
Media	1.7
Capital Markets	1.7
IT Services	1.5
Automobiles	1.4
Oil, Gas & Consumable Fuels	1.4
Marine	1.3
Energy Equipment & Services	1.2
Industrial Conglomerates	1.2
Multiline Retail	1.0
Leisure Equipment & Products	0.8
Building Products	0.8
Beverages	0.7
Airlines	0.7
Health Care Equipment & Supplies	0.6
Health Care Providers & Services	0.6
Personal Products	0.6
Containers & Packaging	0.5
Household Durables	0.5
Food & Staples Retailing	0.5
Software	0.5
Diversified Telecommunication Services	0.5
Commercial Services & Supplies	0.5
Household Products	0.4
Air Freight & Logistics	0.4
Electric Utilities	0.4
Water Utilities	0.4
Insurance	0.4
Specialty Retail	0.4
Office Electronics	0.4
Biotechnology	0.4
Paper & Forest Products	0.3
Consumer Finance	0.3
Distributors	0.3
Gas Utilities	0.2
Wireless Telecommunication Services	0.2
Trading Companies & Distributors	0.2
Thrifts & Mortgage Finance	0.2
Internet Software & Services	0.1
Short Term Investments	0.2
Other Assets & Liabilities	0.5

TOTAL	100.0%

*	The Fund’s industry breakdown is expressed as a percentage of net assets and may change over time.
**	Each security is valued based on Level 1 inputs, except for Bakrie and Brothers Tbk PT, which was Level 2 and part of the Industrial Conglomerates Industry and Boshiwa International Holding, Ltd., which was Level 2 and part of the Specialty Retail Industry, representing 0.14% and 0.10% of net assets, respectively. (Note 2)

SPDR S&P Russia ETF —
Performance Summary

The following performance chart of the Fund’s total return at net asset value the, total return based on market price and its benchmark index is provided for comparative purposes only and represents the periods noted. The Fund’s per share net asset value (“NAV”) is the value of one share of the Fund and is calculated by dividing the value of total assets less total liabilities by the number of shares outstanding. The NAV return is based on the NAV of the Fund and the market return is based on the market price per share of the Fund. The market price used to calculate the market return is determined by using the midpoint between the highest bid and the lowest offer on the exchange on which the shares of the Fund are listed for trading, as of the time that the Fund’s NAV is calculated. Since shares of the Fund did not trade in the secondary market until several days after the Fund’s inception, for the period from inception to the first day of secondary market trading in shares of the Fund (03/10/10, 03/11/10, respectively), the NAV of the Fund is used as a proxy for the secondary market trading price to calculate market returns. NAV and market returns assume that dividends and capital gain distributions have been reinvested in the Fund at NAV. Market returns do not include brokerage commissions that may be payable on secondary market transactions. If brokerage commissions were included market returns would be lower.

An index is a statistical measure of a specified financial market or sector. An index does not actually hold a portfolio of securities and therefore does not reflect deductions for fees or expenses. In comparison, the Fund’s performance is negatively impacted by these deductions.

Performance quoted represents past performance, which is no guarantee of future results. Investment return and principal value will fluctuate, so you may have a gain or loss when shares are sold. Current performance may be higher or lower than that quoted. Visit www.spdrs.com for the most recent month-end performance. The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption or sale of Fund shares. The total expense ratio for SPDR S&P Russia ETF as stated in the Fees and Expenses table of the prospectus dated January 31, 2012 is 0.59%.

PERFORMANCE AS OF MARCH 31, 2012

	CUMULATIVE TOTAL RETURN			AVERAGE ANNUAL TOTAL RETURN

	NET ASSET	MARKET	S&P RUSSIA CAPPED	NET ASSET	MARKET	S&P RUSSIA CAPPED
	VALUE	VALUE	BMI INDEX	VALUE	VALUE	BMI INDEX

SIX MONTHS	21.69%	26.18%	22.99%	N/A	N/A	N/A

ONE YEAR	−21.15%	−20.33%	−18.81%	−21.15%	−20.33%	−18.81%

SINCE INCEPTION (1)	5.94%	6.57%	9.74%	2.84%	3.14%	4.56%

(1)	For the period March 10, 2010 to March 31, 2012.

SPDR S&P Russia ETF —
Performance Summary (continued)

SPDR S&P Russia ETF —
Portfolio Summary

TOP FIVE HOLDINGS AS OF MARCH 31, 2012

			SBERBANK OF
DESCRIPTION	GAZPROM OAO ADR	LUKOIL OAO ADR	RUSSIA ADR	TATNEFT ADR	ROSNEFT OIL CO. GDR

MARKET VALUE	$11,757,787	6,240,814	5,267,961	2,765,873	2,638,638

% OF NET ASSETS	19.6	10.4	8.8	4.6	4.4

(The five largest holdings are subject to change, and there are no guarantees the Fund will continue to remain invested in any particular company.)

INDUSTRY BREAKDOWN AS OF MARCH 31, 2012*

PERCENT OF
INDUSTRY**	NET ASSETS

Oil, Gas & Consumable Fuels	50.7%
Commercial Banks	11.1
Metals & Mining	10.3
Wireless Telecommunication Services	7.5
Chemicals	4.2
Food & Staples Retailing	3.9
Diversified Telecommunication Services	2.9
Electric Utilities	2.7
Internet Software & Services	1.5
Energy Equipment & Services	1.4
Real Estate Management & Development	1.0
Pharmaceuticals	0.9
Road & Rail	0.7
Transportation Infrastructure	0.6
Media	0.3
Household Durables	0.3
Short Term Investments	2.0
Other Assets & Liabilities	(2.0)

TOTAL	100.0%

*	The Fund’s industry breakdown is expressed as a percentage of net assets and may change over time.
**	Each security is valued based on Level 1 inputs. (Note 2)

SPDR S&P China ETF —
Performance Summary

The following performance chart of the Fund’s total return at net asset value, the total return based on market price and its benchmark index is provided for comparative purposes only and represents the periods noted. The Fund’s per share net asset value (“NAV”) is the value of one share of the Fund and is calculated by dividing the value of total assets less total liabilities by the number of shares outstanding. The NAV return is based on the NAV of the Fund and the market return is based on the market price per share of the Fund. The market price used to calculate the market return is determined by using the midpoint between the highest bid and the lowest offer on the exchange on which the shares of the Fund are listed for trading, as of the time that the Fund’s NAV is calculated. Since shares of the Fund did not trade in the secondary market until several days after the Fund’s inception, for the period from inception to the first day of secondary market trading in shares of the Fund (3/20/07, 3/23/07, respectively), the NAV of the Fund is used as a proxy for the secondary market trading price to calculate market returns. NAV and market returns assume that dividends and capital gain distributions have been reinvested in the Fund at NAV. Market returns do not include brokerage commissions that may be payable on secondary market transactions. If brokerage commissions were included market returns would be lower.

An index is a statistical measure of a specified financial market or sector. An index does not actually hold a portfolio of securities and therefore does not reflect deductions for fees or expenses. In comparison, the Fund’s performance is negatively impacted by these deductions.

Performance quoted represents past performance, which is no guarantee of future results. Investment return and principal value will fluctuate, so you may have a gain or loss when shares are sold. Current performance may be higher or lower than that quoted. Visit www.spdrs.com for the most recent month-end performance. The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption or sale of Fund shares. The total expense ratio for SPDR S&P China ETF as stated in the Fees and Expenses table of the prospectus dated January 31, 2012 is 0.59%.

PERFORMANCE AS OF MARCH 31, 2012

	CUMULATIVE TOTAL RETURN			AVERAGE ANNUAL TOTAL RETURN

	NET ASSET	MARKET	S&P CHINA BMI	NET ASSET	MARKET	S&P CHINA BMI
	VALUE	VALUE	INDEX	VALUE	VALUE	INDEX

SIX MONTHS	19.87%	23.22%	20.06%	N/A	N/A	N/A

ONE YEAR	−12.13%	−13.32%	−14.10%	−12.13%	−13.32%	−14.10%

THREE YEARS	59.43%	58.04%	60.76%	16.82%	16.48%	17.14%

FIVE YEARS	35.97%	36.39%	35.54%	6.34%	6.40%	6.27%

SINCE INCEPTION (1)	40.80%	39.98%	40.59%	7.04%	6.91%	6.93%

(1)	For the period March 20, 2007 to March 31, 2012.

SPDR S&P China ETF —
Performance Summary (continued)

SPDR S&P China ETF —
Portfolio Summary

TOP FIVE HOLDINGS AS OF MARCH 31, 2012

		CHINA CONSTRUCTION		INDUSTRIAL & COMMERCIAL
DESCRIPTION	CHINA MOBILE, LTD.	BANK CORP.	BAIDU, INC. ADR	BANK OF CHINA	CNOOC, LTD.

MARKET VALUE	$70,271,729	67,562,305	48,568,961	45,072,441	40,184,912

% OF NET ASSETS	7.9	7.6	5.4	5.0	4.5

(The five largest holdings are subject to change, and there are no guarantees the Fund will continue to remain invested in any particular company.)

INDUSTRY BREAKDOWN AS OF MARCH 31, 2012*

PERCENT OF
INDUSTRY**	NET ASSETS

Commercial Banks	20.6%
Oil, Gas & Consumable Fuels	15.3
Internet Software & Services	11.1
Wireless Telecommunication Services	7.9
Insurance	5.5
Real Estate Management & Development	4.6
Food Products	3.6
Transportation Infrastructure	3.5
Diversified Telecommunication Services	2.5
Automobiles	1.9
Metals & Mining	1.9
Independent Power Producers & Energy Traders	1.5
Construction & Engineering	1.5
Industrial Conglomerates	1.4
Construction Materials	1.4
Machinery	1.2
Food & Staples Retailing	1.0
Airlines	1.0
Chemicals	0.9
Marine	0.9
Hotels, Restaurants & Leisure	0.8
Computers & Peripherals	0.8
Multiline Retail	0.7
Textiles, Apparel & Luxury Goods	0.7
Electrical Equipment	0.7
Health Care Equipment & Supplies	0.7
Communications Equipment	0.7
Electronic Equipment, Instruments & Components	0.6
Diversified Consumer Services	0.5
Pharmaceuticals	0.5
Health Care Providers & Services	0.4
Gas Utilities	0.4
Specialty Retail	0.4
Paper & Forest Products	0.4
Water Utilities	0.4
Media	0.3
Beverages	0.3
Energy Equipment & Services	0.3
Semiconductors & Semiconductor Equipment	0.2
Household Products	0.2
IT Services	0.2
Road & Rail	0.2
Software	0.1
Diversified Financial Services	0.1
Aerospace & Defense	0.1
Auto Components	0.1
Short Term Investments	17.5
Other Assets & Liabilities	(17.5)

TOTAL	100.0%

*	The Fund’s industry breakdown is expressed as a percentage of net assets and may change over time.
**	Each security is valued based on Level 1 inputs, except for China Milk Products Group, Ltd., which was Level 2 and part of the Food Products Industry, representing 0.00% of net assets. (Note 2)

SPDR S&P Emerging Markets ETF —
Performance Summary

The following performance chart of the Fund’s total return at net asset value, the total return based on market price and its benchmark index is provided for comparative purposes only and represents the periods noted. The Fund’s per share net asset value (“NAV”) is the value of one share of the Fund and is calculated by dividing the value of total assets less total liabilities by the number of shares outstanding. The NAV return is based on the NAV of the Fund and the market return is based on the market price per share of the Fund. The market price used to calculate the market return is determined by using the midpoint between the highest bid and the lowest offer on the exchange on which the shares of the Fund are listed for trading, as of the time that the Fund’s NAV is calculated. Since shares of the Fund did not trade in the secondary market until several days after the Fund’s inception, for the period from inception to the first day of secondary market trading in shares of the Fund (3/20/07, 3/23/07, respectively), the NAV of the Fund is used as a proxy for the secondary market trading price to calculate market returns. NAV and market returns assume that dividends and capital gain distributions have been reinvested in the Fund at NAV. Market returns do not include brokerage commissions that may be payable on secondary market transactions. If brokerage commissions were included market returns would be lower.

An index is a statistical measure of a specified financial market or sector. An index does not actually hold a portfolio of securities and therefore does not reflect deductions for fees or expenses. In comparison, the Fund’s performance is negatively impacted by these deductions.

Performance quoted represents past performance, which is no guarantee of future results. Investment return and principal value will fluctuate, so you may have a gain or loss when shares are sold. Current performance may be higher or lower than that quoted. Visit www.spdrs.com for the most recent month-end performance. The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption or sale of Fund shares. The total expense ratio for SPDR S&P Emerging Markets ETF as stated in the Fees and Expenses table of the prospectus dated January 31, 2012 is 0.59%.

PERFORMANCE AS OF MARCH 31, 2012

	CUMULATIVE TOTAL RETURN			AVERAGE ANNUAL TOTAL RETURN

	NET ASSET	MARKET	S&P EMERGING BMI	NET ASSET	MARKET	S&P EMERGING BMI
	VALUE	VALUE	INDEX	VALUE	VALUE	INDEX

SIX MONTHS	18.61%	21.54%	18.50%	N/A	N/A	N/A

ONE YEAR	−8.93%	−8.76%	−9.49%	−8.93%	−8.76%	−9.49%

THREE YEARS	92.35%	92.20%	98.41%	24.37%	24.33%	25.65%

FIVE YEARS	29.81%	30.67%	29.32%	5.36%	5.50%	5.27%

SINCE INCEPTION (1)	34.20%	34.35%	34.35%	6.02%	6.04%	5.98%

(1)	For the period March 20, 2007 to March 31, 2012.

SPDR S&P Emerging Markets ETF —
Performance Summary (continued)

SPDR S&P Emerging Markets ETF —
Portfolio Summary

TOP FIVE HOLDINGS AS OF MARCH 31, 2012

					TAIWAN
					SEMICONDUCTOR
				AMERICA MOVIL	MANUFACTURING
DESCRIPTION	GAZPROM OAO ADR	CHINA MOBILE, LTD.	LUKOIL OAO ADR	SAB DE CV	CO., LTD.

MARKET VALUE	$4,509,413	3,219,233	2,792,678	2,790,386	2,698,206

% OF NET ASSETS	2.5	1.8	1.6	1.6	1.5

(The five largest holdings are subject to change, and there are no guarantees the Fund will continue to remain invested in any particular company.)

INDUSTRY BREAKDOWN AS OF MARCH 31, 2012*

	PERCENT OF
INDUSTRY**	NET ASSETS

Oil, Gas & Consumable Fuels	16.5%
Commercial Banks	15.1
Metals & Mining	8.3
Wireless Telecommunication Services	6.8
Semiconductors & Semiconductor Equipment	3.7
Beverages	3.4
Internet Software & Services	3.0
Food Products	2.1
Diversified Telecommunication Services	2.0
Automobiles	1.9
Chemicals	1.9
Real Estate Management & Development	1.9
Insurance	1.9
Diversified Financial Services	1.8
Industrial Conglomerates	1.7
IT Services	1.6
Specialty Retail	1.6
Food & Staples Retailing	1.5
Computers & Peripherals	1.5
Multiline Retail	1.4
Construction & Engineering	1.3
Media	1.3
Electronic Equipment, Instruments & Components	1.3
Electric Utilities	1.3
Construction Materials	1.1
Hotels, Restaurants & Leisure	0.9
Pharmaceuticals	0.9
Transportation Infrastructure	0.9
Communications Equipment	0.8
Independent Power Producers & Energy Traders	0.8
Tobacco	0.6
Machinery	0.6
Household Products	0.6
Capital Markets	0.5
Thrifts & Mortgage Finance	0.5
Airlines	0.5
Household Durables	0.4
Leisure Equipment & Products	0.4
Gas Utilities	0.4
Electrical Equipment	0.3
Water Utilities	0.3
Marine	0.3
Personal Products	0.2
Trading Companies & Distributors	0.2
Energy Equipment & Services	0.2
Health Care Providers & Services	0.1
Paper & Forest Products	0.1
Textiles, Apparel & Luxury Goods	0.1
Aerospace & Defense	0.1
Distributors	0.1
Professional Services	0.1
Road & Rail	0.0	***
Health Care Equipment & Supplies	0.0	***
Software	0.0	***
Air Freight & Logistics	0.0	***
Auto Components	0.0	***
Building Products	0.0	***
Biotechnology	0.0	***
Short Term Investments	8.3
Other Assets & Liabilities	(5.1)

TOTAL	100.0%

*	The Fund’s industry breakdown is expressed as a percentage of net assets and may change over time.
**	Each security is valued based on Level 1 inputs, except for ProMOS Technologies, Inc., which was Level 3 and part of the Semiconductors & Semiconductor Equipment Industry, Indiabulls Infrastructure & Power, Ltd., which was Level 2 and part of the Real Estate Management & Development Industry and Chaoda Modern Agriculture Holdings, Ltd., which was Level 3 and part of the Food Products Industry, each representing less than 0.05% of net assets. (Note 2)
***	Amount represents less than 0.05% of net assets.

SPDR S&P Emerging Markets Dividend ETF —
Performance Summary

The following performance chart of the Fund’s total return at net asset value, the total return based on market price and its benchmark index is provided for comparative purposes only and represents the periods noted. The Fund’s per share net asset value (“NAV”) is the value of one share of the Fund and is calculated by dividing the value of total assets less total liabilities by the number of shares outstanding. The NAV return is based on the NAV of the Fund and the market return is based on the market price per share of the Fund. The market price used to calculate the market return is determined by using the midpoint between the highest bid and the lowest offer on the exchange on which the shares of the Fund are listed for trading, as of the time that the Fund’s NAV is calculated. Since shares of the Fund did not trade in the secondary market until several days after the Fund’s inception, for the period from inception to the first day of secondary market trading in shares of the Fund (2/23/11, 2/24/11, respectively), the NAV of the Fund is used as a proxy for the secondary market trading price to calculate market returns. NAV and market returns assume that dividends and capital gain distributions have been reinvested in the Fund at NAV. Market returns do not include brokerage commissions that may be payable on secondary market transactions. If brokerage commissions were included market returns would be lower.

An index is a statistical measure of a specified financial market or sector. An index does not actually hold a portfolio of securities and therefore does not reflect deductions for fees or expenses. In comparison, the Fund’s performance is negatively impacted by these deductions.

Performance quoted represents past performance, which is no guarantee of future results. Investment return and principal value will fluctuate, so you may have a gain or loss when shares are sold. Current performance may be higher or lower than that quoted. Visit www.spdrs.com for the most recent month-end performance. The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption or sale of Fund shares. The total expense ratio for SPDR S&P Emerging Markets Dividend ETF as stated in the Fees and Expenses table of the prospectus dated January 31, 2012 is 0.59%.

PERFORMANCE AS OF MARCH 31, 2012

	CUMULATIVE TOTAL RETURN			AVERAGE ANNUAL TOTAL RETURN

			S&P EMERGING			S&P EMERGING
	NET ASSET	MARKET	MARKETS DIVIDEND	NET ASSET	MARKET	MARKETS DIVIDEND
	VALUE	VALUE	OPPORTUNITIES INDEX	VALUE	VALUE	OPPORTUNITIES INDEX

SIX MONTHS	16.51%	18.73%	17.67%	N/A	N/A	N/A

ONE YEAR	0.97%	0.15%	3.57%	0.97%	0.15%	3.57%

SINCE INCEPTION (1)	6.34%	6.54%	10.71%	5.73%	5.91%	9.14%

(1)	For the period February 23, 2011 to March 31, 2012.

SPDR S&P Emerging Markets Dividend ETF —
Performance Summary (continued)

SPDR S&P Emerging Markets Dividend ETF —
Portfolio Summary

TOP FIVE HOLDINGS AS OF MARCH 31, 2012

	SURGUTNEFTEGAS
	OJSC ADR PREFERENCE	KGHM POLSKA	KOMERCNI		SHIMAO PROPERTY
DESCRIPTION	SHARES	MIEDZ SA	BANKA AS	HTC CORP.	HOLDINGS, LTD.

MARKET VALUE	$12,020,686	11,514,026	11,105,915	10,682,163	10,325,129

% OF NET ASSETS	3.6	3.5	3.4	3.2	3.1

(The five largest holdings are subject to change, and there are no guarantees the Fund will continue to remain invested in any particular company.)

INDUSTRY BREAKDOWN AS OF MARCH 31, 2012*

	PERCENT OF
INDUSTRY**	NET ASSETS

Metals & Mining	12.6%
Commercial Banks	12.4
Computers & Peripherals	10.7
Real Estate Management & Development	10.2
Diversified Telecommunication Services	9.4
Electric Utilities	7.7
Wireless Telecommunication Services	5.3
Semiconductors & Semiconductor Equipment	5.0
Oil, Gas & Consumable Fuels	3.7
Communications Equipment	3.2
Insurance	2.3
Automobiles	2.2
Airlines	1.9
Machinery	1.8
Chemicals	1.8
Trading Companies & Distributors	1.5
Textiles, Apparel & Luxury Goods	1.4
Independent Power Producers & Energy Traders	1.3
Marine	1.2
Distributors	1.1
Transportation Infrastructure	1.0
Tobacco	0.5
Construction Materials	0.2
Water Utilities	0.1
Media	0.1
Multiline Retail	0.1
Diversified Financial Services	0.1
Specialty Retail	0.1
Household Products	0.1
IT Services	0.1
Household Durables	0.1
Software	0.1
Food Products	0.0	***
Personal Products	0.0	***
Auto Components	0.0	***
Industrial Conglomerates	0.0	***
Short Term Investments	8.8
Other Assets & Liabilities	(8.1)

TOTAL	100.0%

*	The Fund’s industry breakdown is expressed as a percentage of net assets and may change over time.
**	Each security is valued based on Level 1 inputs. (Note 2)
***	Amount represents less than 0.05% of net assets.

SPDR S&P BRIC 40 ETF —
Performance Summary

The following performance chart of the Fund’s total return at net asset value, the total return based on market price and its benchmark index is provided for comparative purposes only and represents the periods noted. The Fund’s per share net asset value (“NAV”) is the value of one share of the Fund and is calculated by dividing the value of total assets less total liabilities by the number of shares outstanding. The NAV return is based on the NAV of the Fund and the market return is based on the market price per share of the Fund. The market price used to calculate the market return is determined by using the midpoint between the highest bid and the lowest offer on the exchange on which the shares of the Fund are listed for trading, as of the time that the Fund’s NAV is calculated. Since shares of the Fund did not trade in the secondary market until several days after the Fund’s inception, for the period from inception to the first day of secondary market trading in shares of the Fund (6/19/07, 6/22/07, respectively), the NAV of the Fund is used as a proxy for the secondary market trading price to calculate market returns. NAV and market returns assume that dividends and capital gain distributions have been reinvested in the Fund at NAV. Market returns do not include brokerage commissions that may be payable on secondary market transactions. If brokerage commissions were included market returns would be lower.

An index is a statistical measure of a specified financial market or sector. An index does not actually hold a portfolio of securities and therefore does not reflect deductions for fees or expenses. In comparison, the Fund’s performance is negatively impacted by these deductions.

Performance quoted represents past performance, which is no guarantee of future results. Investment return and principal value will fluctuate, so you may have a gain or loss when shares are sold. Current performance may be higher or lower than that quoted. Visit www.spdrs.com for the most recent month-end performance. The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption or sale of Fund shares. The total expense ratio for SPDR S&P BRIC 40 ETF as stated in the Fees and Expenses table of the prospectus dated January 31, 2012 is 0.50%.

PERFORMANCE AS OF MARCH 31, 2012

	CUMULATIVE TOTAL RETURN			AVERAGE ANNUAL TOTAL RETURN

	NET ASSET	MARKET	S&P BRIC	NET ASSET	MARKET	S&P BRIC
	VALUE	VALUE	40 INDEX	VALUE	VALUE	40 INDEX

SIX MONTHS	19.47%	22.06%	19.83%	N/A	N/A	N/A

ONE YEAR	−13.60%	−14.22%	−13.25%	−13.60%	−14.22%	−13.25%

THREE YEARS	77.86%	77.60%	81.23%	21.16%	21.10%	21.91%

SINCE INCEPTION (1)	12.39%	12.19%	14.97%	2.47%	2.43%	2.93%

(1)	For the period June 19, 2007 to March 31, 2012.

SPDR S&P BRIC 40 ETF —
Performance Summary (continued)

SPDR S&P BRIC 40 ETF —
Portfolio Summary

TOP FIVE HOLDINGS AS OF MARCH 31, 2012

					PETROLEO
				CHINA CONSTRUCTION	BRASILEIRO
DESCRIPTION	GAZPROM OAO ADR	SBERBANK OF RUSSIA ADR	CHINA MOBILE, LTD.	BANK CORP.	SA ADR

MARKET VALUE	$31,082,294	29,860,434	24,268,064	24,110,981	18,331,075

% OF NET ASSETS	7.7	7.4	6.0	6.0	4.6

(The five largest holdings are subject to change, and there are no guarantees the Fund will continue to remain invested in any particular company.)

INDUSTRY BREAKDOWN AS OF MARCH 31, 2012*

PERCENT OF
INDUSTRY**	NET ASSETS

Oil, Gas & Consumable Fuels	32.9%
Commercial Banks	31.0
Internet Software & Services	7.2
Wireless Telecommunication Services	7.0
Metals & Mining	6.5
Insurance	3.7
Beverages	3.2
IT Services	2.2
Diversified Telecommunication Services	1.7
Food Products	1.4
Chemicals	1.2
Electric Utilities	1.0
Real Estate Management & Development	0.8
Short Term Investments	8.7
Other Assets & Liabilities	(8.5)

TOTAL	100.0%

*	The Fund’s industry breakdown is expressed as a percentage of net assets and may change over time.
**	Each security is valued based on Level 1 inputs. (Note 2)

SPDR S&P Emerging Europe ETF —
Performance Summary

The following performance chart of the Fund’s total return at net asset value, the total return based on market price and its benchmark index is provided for comparative purposes only and represents the periods noted. The Fund’s per share net asset value (“NAV”) is the value of one share of the Fund and is calculated by dividing the value of total assets less total liabilities by the number of shares outstanding. The NAV return is based on the NAV of the Fund and the market return is based on the market price per share of the Fund. The market price used to calculate the market return is determined by using the midpoint between the highest bid and the lowest offer on the exchange on which the shares of the Fund are listed for trading, as of the time that the Fund’s NAV is calculated. Since shares of the Fund did not trade in the secondary market until several days after the Fund’s inception, for the period from inception to the first day of secondary market trading in shares of the Fund (3/20/07, 3/23/07, respectively), the NAV of the Fund is used as a proxy for the secondary market trading price to calculate market returns. NAV and market returns assume that dividends and capital gain distributions have been reinvested in the Fund at NAV. Market returns do not include brokerage commissions that may be payable on secondary market transactions. If brokerage commissions were included market returns would be lower.

An index is a statistical measure of a specified financial market or sector. An index does not actually hold a portfolio of securities and therefore does not reflect deductions for fees or expenses. In comparison, the Fund’s performance is negatively impacted by these deductions.

Performance quoted represents past performance, which is no guarantee of future results. Investment return and principal value will fluctuate, so you may have a gain or loss when shares are sold. Current performance may be higher or lower than that quoted. Visit www.spdrs.com for the most recent month-end performance. The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption or sale of Fund shares. The total expense ratio for SPDR S&P Emerging Europe ETF as stated in the Fees and Expenses table of the prospectus dated January 31, 2012 is 0.59%.

PERFORMANCE AS OF MARCH 31, 2012

	CUMULATIVE TOTAL RETURN			AVERAGE ANNUAL TOTAL RETURN

			S&P EUROPEAN			S&P EUROPEAN
	NET ASSET	MARKET	EMERGING CAPPED	NET ASSET	MARKET	EMERGING CAPPED
	VALUE	VALUE	BMI INDEX	VALUE	VALUE	BMI INDEX

SIX MONTHS	17.66%	22.15%	18.59%	N/A	N/A	N/A

ONE YEAR	−19.65%	−19.42%	−19.11%	−19.65%	−19.42%	−19.11%

THREE YEARS	97.35%	98.70%	114.83%	25.43%	25.72%	29.02%

FIVE YEARS	−19.73%	−19.65%	−17.08%	−4.30%	−4.28%	−3.68%

SINCE INCEPTION (1)	−14.94%	−14.57%	−12.29%	−3.16%	−3.08%	−2.54%

(1)	For the period March 20, 2007 to March 31, 2012.

SPDR S&P Emerging Europe ETF —
Performance Summary (continued)

SPDR S&P Emerging Europe ETF —
Portfolio Summary

TOP FIVE HOLDINGS AS OF MARCH 31, 2012

					MMC NORILSK NICKEL
DESCRIPTION	GAZPROM OAO ADR	SBERBANK	LUKOIL OAO ADR	NOVATEK OAO GDR	OJSC ADR

MARKET VALUE	$16,550,496	7,642,758	7,392,379	4,086,138	3,744,198

% OF NET ASSETS	16.1	7.4	7.2	4.0	3.6

(The five largest holdings are subject to change, and there are no guarantees the Fund will continue to remain invested in any particular company.)

INDUSTRY BREAKDOWN AS OF MARCH 31, 2012*

PERCENT OF
INDUSTRY**	NET ASSETS

Oil, Gas & Consumable Fuels	40.2%
Commercial Banks	21.2
Metals & Mining	9.1
Wireless Telecommunication Services	5.8
Diversified Telecommunication Services	5.6
Electric Utilities	3.7
Chemicals	2.1
Food & Staples Retailing	2.0
Industrial Conglomerates	1.6
Household Durables	1.3
Beverages	1.1
Media	1.1
Pharmaceuticals	1.1
Insurance	0.8
Diversified Financial Services	0.8
Distributors	0.6
Airlines	0.6
Software	0.3
Real Estate Management & Development	0.3
Energy Equipment & Services	0.3
Construction & Engineering	0.2
Building Products	0.1
Hotels, Restaurants & Leisure	0.1
Biotechnology	0.0 ***
Short Term Investments	2.5
Other Assets & Liabilities	(2.5)

TOTAL	100.0%

*	The Fund’s industry breakdown is expressed as a percentage of net assets and may change over time.
**	Each security is valued based on Level 1 inputs. (Note 2)
***	Amount represents less than 0.05% of net assets.

SPDR S&P Emerging Latin America ETF —
Performance Summary

The following performance chart of the Fund’s total return at net asset value, the total return based on market price and its benchmark index is provided for comparative purposes only and represents the periods noted. The Fund’s per share net asset value (“NAV”) is the value of one share of the Fund and is calculated by dividing the value of total assets less total liabilities by the number of shares outstanding. The NAV return is based on the NAV of the Fund and the market return is based on the market price per share of the Fund. The market price used to calculate the market return is determined by using the midpoint between the highest bid and the lowest offer on the exchange on which the shares of the Fund are listed for trading, as of the time that the Fund’s NAV is calculated. Since shares of the Fund did not trade in the secondary market until several days after the Fund’s inception, for the period from inception to the first day of secondary market trading in shares of the Fund (3/20/07, 3/23/07, respectively), the NAV of the Fund is used as a proxy for the secondary market trading price to calculate market returns. NAV and market returns assume that dividends and capital gain distributions have been reinvested in the Fund at NAV. Market returns do not include brokerage commissions that may be payable on secondary market transactions. If brokerage commissions were included market returns would be lower.

An index is a statistical measure of a specified financial market or sector. An index does not actually hold a portfolio of securities and therefore does not reflect deductions for fees or expenses. In comparison, the Fund’s performance is negatively impacted by these deductions.

Performance quoted represents past performance, which is no guarantee of future results. Investment return and principal value will fluctuate, so you may have a gain or loss when shares are sold. Current performance may be higher or lower than that quoted. Visit www.spdrs.com for the most recent month-end performance. The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption or sale of Fund shares. The total expense ratio for SPDR S&P Emerging Latin America ETF as stated in the Fees and Expenses table of the prospectus dated January 31, 2012 is 0.59%.

PERFORMANCE AS OF MARCH 31, 2012

	CUMULATIVE TOTAL RETURN			AVERAGE ANNUAL TOTAL RETURN

	NET ASSET	MARKET	S&P LATIN AMERICA	NET ASSET	MARKET	S&P LATIN AMERICA
	VALUE	VALUE	BMI INDEX	VALUE	VALUE	BMI INDEX

SIX MONTHS	25.46%	26.69%	24.54%	N/A	N/A	N/A

ONE YEAR	−8.95%	−8.83%	−8.20%	−8.95%	−8.83%	−8.20%

THREE YEARS	110.29%	110.87%	114.74%	28.12%	28.23%	29.01%

FIVE YEARS	47.81%	48.62%	54.36%	8.13%	8.25%	9.07%

SINCE INCEPTION (1)	52.73%	52.86%	60.64%	8.78%	8.80%	9.77%

(1)	For the period March 20, 2007 to March 31, 2012.

SPDR S&P Emerging Latin America ETF —
Performance Summary (continued)

SPDR S&P Emerging Latin America ETF —
Portfolio Summary

TOP FIVE HOLDINGS AS OF MARCH 31, 2012

		PETROLEO BRASILEIRO		ITAU UNIBANCO
	AMERICA MOVIL SAB	PREFERENCE SHARES	VALE SA ADR	HOLDING SA	PETROLEO BRASILEIRO
DESCRIPTION	DE CV	SA ADR	PREFERENCE SHARES	PREFERENCE SHARES ADR	SA ADR

MARKET VALUE	$9,353,359	8,240,518	7,509,982	6,827,821	6,232,702

% OF NET ASSETS	6.2	5.5	5.0	4.5	4.2

(The five largest holdings are subject to change, and there are no guarantees the Fund will continue to remain invested in any particular company.)

INDUSTRY BREAKDOWN AS OF MARCH 31, 2012*

PERCENT OF
INDUSTRY**	NET ASSETS

Metals & Mining	18.0%
Commercial Banks	17.2
Oil, Gas & Consumable Fuels	13.1
Wireless Telecommunication Services	7.0
Beverages	6.8
Food & Staples Retailing	3.9
Electric Utilities	3.5
Food Products	2.9
Multiline Retail	2.8
Industrial Conglomerates	2.8
Diversified Telecommunication Services	2.1
Independent Power Producers & Energy Traders	2.1
Paper & Forest Products	1.5
Transportation Infrastructure	1.5
Diversified Financial Services	1.4
IT Services	1.3
Household Durables	1.2
Media	1.1
Airlines	1.0
Tobacco	1.0
Household Products	0.9
Construction Materials	0.9
Real Estate Management & Development	0.9
Water Utilities	0.8
Chemicals	0.6
Specialty Retail	0.6
Construction & Engineering	0.6
Personal Products	0.6
Aerospace & Defense	0.5
Road & Rail	0.3
Health Care Providers & Services	0.2
Internet & Catalog Retail	0.1
Short Term Investments	11.2
Other Assets & Liabilities	(10.4)

TOTAL	100.0%

*	The Fund’s industry breakdown is expressed as a percentage of net assets and may change over time.
**	Each security is valued based on Level 1 inputs. (Note 2)

SPDR S&P Emerging Middle East & Africa ETF —
Performance Summary

The following performance chart of the Fund’s total return at net asset value, the total return based on market price and its benchmark index is provided for comparative purposes only and represents the periods noted. The Fund’s per share net asset value (“NAV”) is the value of one share of the Fund and is calculated by dividing the value of total assets less total liabilities by the number of shares outstanding. The NAV return is based on the NAV of the Fund and the market return is based on the market price per share of the Fund. The market price used to calculate the market return is determined by using the midpoint between the highest bid and the lowest offer on the exchange on which the shares of the Fund are listed for trading, as of the time that the Fund’s NAV is calculated. Since shares of the Fund did not trade in the secondary market until several days after the Fund’s inception, for the period from inception to the first day of secondary market trading in shares of the Fund (3/20/07, 3/23/07, respectively), the NAV of the Fund is used as a proxy for the secondary market trading price to calculate market returns. NAV and market returns assume that dividends and capital gain distributions have been reinvested in the Fund at NAV. Market returns do not include brokerage commissions that may be payable on secondary market transactions. If brokerage commissions were included market returns would be lower.

An index is a statistical measure of a specified financial market or sector. An index does not actually hold a portfolio of securities and therefore does not reflect deductions for fees or expenses. In comparison, the Fund’s performance is negatively impacted by these deductions.

Performance quoted represents past performance, which is no guarantee of future results. Investment return and principal value will fluctuate, so you may have a gain or loss when shares are sold. Current performance may be higher or lower than that quoted. Visit www.spdrs.com for the most recent month-end performance. The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption or sale of Fund shares. The total expense ratio for SPDR S&P Emerging Middle East & Africa ETF as stated in the Fees and Expenses table of the prospectus dated January 31, 2012 is 0.59%.

PERFORMANCE AS OF MARCH 31, 2012

	CUMULATIVE TOTAL RETURN			AVERAGE ANNUAL TOTAL RETURN

	NET ASSET	MARKET	S&P MID-EAST AND	NET ASSET	MARKET	S&P MID-EAST AND
	VALUE	VALUE	AFRICA BMI INDEX	VALUE	VALUE	AFRICA BMI INDEX

SIX MONTHS	17.80%	21.10%	18.27%	N/A	N/A	N/A

ONE YEAR	−3.09%	−2.45%	−2.41%	−3.09%	−2.45%	−2.41%

THREE YEARS	88.93%	87.38%	91.59%	23.62%	23.29%	24.19%

FIVE YEARS	31.90%	32.19%	38.59%	5.69%	5.74%	6.74%

SINCE INCEPTION (1)	37.86%	37.99%	45.09%	6.59%	6.61%	7.59%

(1)	For the period March 20, 2007 to March 31, 2012.

SPDR S&P Emerging Middle East & Africa ETF —
Performance Summary (continued)

SPDR S&P Emerging Middle East & Africa ETF —
Portfolio Summary

TOP FIVE HOLDINGS AS OF MARCH 31, 2012

				STANDARD BANK	ANGLOGOLD
DESCRIPTION	MTN GROUP, LTD.	NASPERS, LTD.	SASOL, LTD.	GROUP, LTD.	ASHANTI, LTD.

MARKET VALUE	$7,553,523	6,387,036	6,283,807	3,885,030	3,773,932

% OF NET ASSETS	7.6	6.4	6.3	3.9	3.8

(The five largest holdings are subject to change, and there are no guarantees the Fund will continue to remain invested in any particular company.)

INDUSTRY BREAKDOWN AS OF MARCH 31, 2012*

PERCENT OF
INDUSTRY**	NET ASSETS

Metals & Mining	16.8%
Commercial Banks	10.9
Wireless Telecommunication Services	9.9
Diversified Financial Services	7.1
Media	6.5
Oil, Gas & Consumable Fuels	6.3
Food & Staples Retailing	4.8
Insurance	4.2
Specialty Retail	3.7
Real Estate Management & Development	3.7
Food Products	3.0
Construction & Engineering	3.0
Industrial Conglomerates	2.5
Pharmaceuticals	2.4
Health Care Providers & Services	1.9
Multiline Retail	1.4
Household Durables	1.3
Construction Materials	1.2
Trading Companies & Distributors	0.9
Capital Markets	0.9
Paper & Forest Products	0.9
Distributors	0.9
Containers & Packaging	0.6
Diversified Telecommunication Services	0.6
Electronic Equipment, Instruments & Components	0.5
Hotels, Restaurants & Leisure	0.5
Tobacco	0.5
Chemicals	0.5
Real Estate Investment Trusts	0.4
Marine	0.3
Electrical Equipment	0.1
Auto Components	0.1
Commercial Services & Supplies	0.1
Energy Equipment & Services	0.1
Professional Services	0.1
IT Services	0.1
Textiles, Apparel & Luxury Goods	0.0 ***
Short Term Investments	6.1
Other Assets & Liabilities	(4.8)

TOTAL	100.0%

*	The Fund’s industry breakdown is expressed as a percentage of net assets and may change over time.
**	Each security is valued based on Level 1 inputs.
***	Amount represents less than 0.05% of net assets.

SPDR S&P World ex-US ETF —
Performance Summary

The following performance chart of the Fund’s total return at net asset value, the total return based on market price and its benchmark index is provided for comparative purposes only and represents the periods noted. The Fund’s per share net asset value (“NAV”) is the value of one share of the Fund and is calculated by dividing the value of total assets less total liabilities by the number of shares outstanding. The NAV return is based on the NAV of the Fund and the market return is based on the market price per share of the Fund. The market price used to calculate the market return is determined by using the midpoint between the highest bid and the lowest offer on the exchange on which the shares of the Fund are listed for trading, as of the time that the Fund’s NAV is calculated. Since shares of the Fund did not trade in the secondary market until several days after the Fund’s inception, for the period from inception to the first day of secondary market trading in shares of the Fund (4/20/07, 4/26/07, respectively), the NAV of the Fund is used as a proxy for the secondary market trading price to calculate market returns. NAV and market returns assume that dividends and capital gain distributions have been reinvested in the Fund at NAV. Market returns do not include brokerage commissions that may be payable on secondary market transactions. If brokerage commissions were included market returns would be lower.

An index is a statistical measure of a specified financial market or sector. An index does not actually hold a portfolio of securities and therefore does not reflect deductions for fees or expenses. In comparison, the Fund’s performance is negatively impacted by these deductions.

Performance quoted represents past performance, which is no guarantee of future results. Investment return and principal value will fluctuate, so you may have a gain or loss when shares are sold. Current performance may be higher or lower than that quoted. Visit www.spdrs.com for the most recent month-end performance. The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption or sale of Fund shares. The total expense ratio for SPDR S&P World ex-US ETF as stated in the Fees and Expenses table of the prospectus dated January 31, 2012 is 0.34%.

PERFORMANCE AS OF MARCH 31, 2012

	CUMULATIVE TOTAL RETURN			AVERAGE ANNUAL TOTAL RETURN

	NET ASSET	MARKET	S&P DEVELOPED	NET ASSET	MARKET	S&P DEVELOPED
	VALUE	VALUE	EX-US BMI INDEX	VALUE	VALUE	EX-US BMI INDEX

SIX MONTHS	15.24%	17.60%	14.75%	N/A	N/A	N/A

ONE YEAR	−6.18%	−6.32%	−6.28%	−6.18%	−6.32%	−6.28%

THREE YEARS	63.98%	63.97%	70.95%	17.92%	17.92%	19.57%

SINCE INCEPTION (1)	−16.10%	−15.51%	−13.90%	−3.48%	−3.35%	−2.95%

(1)	For the period April 20, 2007 to March 31, 2012.

SPDR S&P World ex-US ETF —
Performance Summary (continued)

SPDR S&P World ex-US ETF —
Portfolio Summary

TOP FIVE HOLDINGS AS OF MARCH 31, 2012

	SAMSUNG ELECTRONICS
DESCRIPTION	CO., LTD. GDR	NESTLE SA	HSBC HOLDINGS PLC	NOVARTIS AG	BP PLC

MARKET VALUE	$4,022,967	2,520,478	1,822,353	1,748,724	1,736,410

% OF NET ASSETS	2.4	1.5	1.1	1.1	1.1

(The five largest holdings are subject to change, and there are no guarantees the Fund will continue to remain invested in any particular company.)

INDUSTRY BREAKDOWN AS OF MARCH 31, 2012*

PERCENT OF
INDUSTRY**	NET ASSETS

Commercial Banks	10.4%
Oil, Gas & Consumable Fuels	8.8
Pharmaceuticals	6.8
Metals & Mining	6.6
Insurance	4.1
Chemicals	3.5
Machinery	3.2
Semiconductors & Semiconductor Equipment	3.1
Food Products	2.8
Automobiles	2.7
Diversified Telecommunication Services	2.5
Real Estate Management & Development	2.4
Capital Markets	2.4
Food & Staples Retailing	2.1
Wireless Telecommunication Services	2.1
Beverages	1.9
Trading Companies & Distributors	1.8
Industrial Conglomerates	1.6
Electric Utilities	1.6
Construction & Engineering	1.5
Electrical Equipment	1.4
Road & Rail	1.3
Electronic Equipment, Instruments & Components	1.2
Textiles, Apparel & Luxury Goods	1.2
Multi-Utilities	1.2
Hotels, Restaurants & Leisure	1.2
Media	1.2
Specialty Retail	1.1
Tobacco	1.1
Diversified Financial Services	1.1
Energy Equipment & Services	1.0
Health Care Equipment & Supplies	0.8
Real Estate Investment Trusts	0.8
Auto Components	0.8
Building Products	0.8
Software	0.8
Commercial Services & Supplies	0.8
Household Durables	0.7
Professional Services	0.7
Health Care Providers & Services	0.7
Aerospace & Defense	0.6
Communications Equipment	0.6
IT Services	0.6
Marine	0.6
Transportation Infrastructure	0.5
Gas Utilities	0.5
Computers & Peripherals	0.5
Office Electronics	0.5
Multiline Retail	0.4
Household Products	0.4
Construction Materials	0.3
Air Freight & Logistics	0.3
Paper & Forest Products	0.3
Biotechnology	0.2
Distributors	0.2
Life Sciences Tools & Services	0.2
Leisure Equipment & Products	0.1
Consumer Finance	0.1
Independent Power Producers & Energy Traders	0.1
Containers & Packaging	0.1
Personal Products	0.1
Health Care Technology	0.0 ***
Short Term Investments	10.9
Other Assets & Liabilities	(9.9)

TOTAL	100.0%

*	The Fund’s industry breakdown is expressed as a percentage of net assets and may change over time.
**	Each security is valued based on Level 1 inputs, except for Sino-Forest Corp., which was Level 3 and part of the Paper & Forest Products Industry, Irish Bank Resolution Corp., Ltd., which was Level 2 and part of the Commercial Banks Industry and Banco Popular Espanol SA Rights, which was Level 2 and part of the Commercial Banks Industry, each representing less than 0.05% of net assets. (Note 2)
***	Amount represents less than 0.05% of net assets.

SPDR S&P International Small Cap ETF —
Performance Summary

The following performance chart of the Fund’s total return at net asset value, the total return based on market price and its benchmark index is provided for comparative purposes only and represents the periods noted. The Fund’s per share net asset value (“NAV”) is the value of one share of the Fund and is calculated by dividing the value of total assets less total liabilities by the number of shares outstanding. The NAV return is based on the NAV of the Fund and the market return is based on the market price per share of the Fund. The market price used to calculate the market return is determined by using the midpoint between the highest bid and the lowest offer on the exchange on which the shares of the Fund are listed for trading, as of the time that the Fund’s NAV is calculated. Since shares of the Fund did not trade in the secondary market until several days after the Fund’s inception, for the period from inception to the first day of secondary market trading in shares of the Fund (4/20/07, 4/26/07, respectively), the NAV of the Fund is used as a proxy for the secondary market trading price to calculate market returns. NAV and market returns assume that dividends and capital gain distributions have been reinvested in the Fund at NAV. Market returns do not include brokerage commissions that may be payable on secondary market transactions. If brokerage commissions were included market returns would be lower.

An index is a statistical measure of a specified financial market or sector. An index does not actually hold a portfolio of securities and therefore does not reflect deductions for fees or expenses. In comparison, the Fund’s performance is negatively impacted by these deductions.

Performance quoted represents past performance, which is no guarantee of future results. Investment return and principal value will fluctuate, so you may have a gain or loss when shares are sold. Current performance may be higher or lower than that quoted. Visit www.spdrs.com for the most recent month-end performance. The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption or sale of Fund shares. The total expense ratio for SPDR S&P International Small Cap ETF as stated in the Fees and Expenses table of the prospectus dated January 31, 2012 is 0.59%.

PERFORMANCE AS OF MARCH 31, 2012

	CUMULATIVE TOTAL RETURN			AVERAGE ANNUAL TOTAL RETURN

			S&P DEVELOPED			S&P DEVELOPED
	NET ASSET	MARKET	EX-US. UNDER	NET ASSET	MARKET	EX-US. UNDER
	VALUE	VALUE	USD2 BILLION INDEX	VALUE	VALUE	USD2 BILLION INDEX

SIX MONTHS	14.04%	17.83%	13.48%	N/A	N/A	N/A

ONE YEAR	−6.50%	−6.05%	−8.17%	−6.50%	−6.05%	−8.17%

THREE YEARS	91.15%	92.50%	87.83%	24.11%	24.40%	23.38%

SINCE INCEPTION (1)	−9.58%	−9.05%	−12.68%	−2.02%	−1.90%	−2.67%

(1)	For the period April 20, 2007 to March 31, 2012.

SPDR S&P International Small Cap ETF —
Performance Summary (continued)

SPDR S&P International Small Cap ETF —
Portfolio Summary

TOP FIVE HOLDINGS AS OF MARCH 31, 2012

DESCRIPTION	BELIMO HOLDING AG	SHOCHIKU CO., LTD.	SAI GLOBAL, LTD.	PADDY POWER PLC	INVOCARE, LTD.

MARKET VALUE	$4,993,607	4,881,220	4,800,766	4,717,850	4,548,541

% OF NET ASSETS	0.7	0.7	0.6	0.6	0.6

(The five largest holdings are subject to change, and there are no guarantees the Fund will continue to remain invested in any particular company.)

INDUSTRY BREAKDOWN AS OF MARCH 31, 2012*

PERCENT OF
INDUSTRY**	NET ASSETS

Metals & Mining	7.9%
Machinery	6.1
Commercial Banks	4.5
Oil, Gas & Consumable Fuels	3.9
Hotels, Restaurants & Leisure	3.8
Chemicals	3.8
Real Estate Investment Trusts	3.6
Electronic Equipment, Instruments & Components	3.6
Real Estate Management & Development	3.5
Media	3.1
Capital Markets	3.1
Commercial Services & Supplies	3.1
Construction & Engineering	3.0
Food Products	2.3
Specialty Retail	2.2
Household Durables	2.1
Professional Services	2.0
Auto Components	1.9
Trading Companies & Distributors	1.9
Health Care Equipment & Supplies	1.8
Textiles, Apparel & Luxury Goods	1.8
Energy Equipment & Services	1.7
Pharmaceuticals	1.7
Building Products	1.6
Semiconductors & Semiconductor Equipment	1.6
Industrial Conglomerates	1.5
Software	1.4
Electrical Equipment	1.3
Health Care Providers & Services	1.1
Beverages	1.1
IT Services	1.0
Multiline Retail	0.9
Communications Equipment	0.9
Marine	0.9
Containers & Packaging	0.9
Gas Utilities	0.9
Insurance	0.8
Internet Software & Services	0.8
Construction Materials	0.8
Road & Rail	0.8
Diversified Consumer Services	0.7
Consumer Finance	0.7
Diversified Financial Services	0.6
Food & Staples Retailing	0.6
Automobiles	0.5
Distributors	0.5
Transportation Infrastructure	0.5
Thrifts & Mortgage Finance	0.5
Diversified Telecommunication Services	0.5
Paper & Forest Products	0.4
Aerospace & Defense	0.4
Electric Utilities	0.4
Airlines	0.3
Leisure Equipment & Products	0.3
Wireless Telecommunication Services	0.3
Biotechnology	0.2
Internet & Catalog Retail	0.2
Multi-Utilities	0.2
Life Sciences Tools & Services	0.2
Computers & Peripherals	0.1
Independent Power Producers & Energy Traders	0.1
Health Care Technology	0.1
Household Products	0.0 ***
Air Freight & Logistics	0.0 ***
Short Term Investments	12.6
Other Assets & Liabilities	(11.6)

TOTAL	100.0%

*	The Fund’s industry breakdown is expressed as a percentage of net assets and may change over time.
**	Each security is valued based on Level 1 inputs, except for Amagerbanken A/S, which was Level 2 and part of the Commercial Banks Industry, Carnegie Investment Bank AB, which was Level 2 and part of the Capital Markets Industry, Peace Mark (Holdings), Ltd., which was Level 2 and part of the Textiles, Apparel & Luxury Goods Industry, AET&D Holdings No. 1 Pty, Ltd., which was Level 2 and part of the Transportation Infrastructure Industry, Oilsands Quest, Inc., which was Level 3 and part of the Oil, Gas & Consumable Fuels Industry, Draka Holding NV, which was Level 2 and part of the Electrical Equipment Industry, China Mining Resources Group, Ltd., which was Level 3 and part of the Metals & Mining Industry, AGFA-Gevaert NV, which was Level 2 and part of the Health Care Technology Industry and Game Group PLC, which was Level 3 and part of the Specialty Retail Industry, each representing less than 0.05% of net assets. (Note 2)
***	Amount shown represents less than 0.05% of net assets.

SPDR Dow Jones International Real Estate ETF —
Performance Summary

The following performance chart of the Fund’s total return at net asset value, the total return based on market price and its benchmark index is provided for comparative purposes only and represents the periods noted. The Fund’s per share net asset value (“NAV”) is the value of one share of the Fund and is calculated by dividing the value of total assets less total liabilities by the number of shares outstanding. The NAV return is based on the NAV of the Fund and the market return is based on the market price per share of the Fund. The market price used to calculate the market return is determined by using the midpoint between the highest bid and the lowest offer on the exchange on which the shares of the Fund are listed for trading, as of the time that the Fund’s NAV is calculated. Since shares of the Fund did not trade in the secondary market until several days after the Fund’s inception, for the period from inception to the first day of secondary market trading in shares of the Fund (12/15/06, 12/20/06, respectively), the NAV of the Fund is used as a proxy for the secondary market trading price to calculate market returns. NAV and market returns assume that dividends and capital gain distributions have been reinvested in the Fund at NAV. Market returns do not include brokerage commissions that may be payable on secondary market transactions. If brokerage commissions were included market returns would be lower.

An index is a statistical measure of a specified financial market or sector. An index does not actually hold a portfolio of securities and therefore does not reflect deductions for fees or expenses. In comparison, the Fund’s performance is negatively impacted by these deductions.

Performance quoted represents past performance, which is no guarantee of future results. Investment return and principal value will fluctuate, so you may have a gain or loss when shares are sold. Current performance may be higher or lower than that quoted. Visit www.spdrs.com for the most recent month-end performance. The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption or sale of Fund shares. The total expense ratio for SPDR Dow Jones International Real Estate ETF as stated in the Fees and Expenses table of the prospectus dated January 31, 2012 is 0.59%.

PERFORMANCE AS OF MARCH 31, 2012

	CUMULATIVE TOTAL RETURN			AVERAGE ANNUAL TOTAL RETURN

			DOW JONES GLOBAL			DOW JONES GLOBAL
	NET ASSET	MARKET	EX-U.S. SELECT REAL	NET ASSET	MARKET	EX-U.S. SELECT REAL
	VALUE	VALUE	ESTATE SECURITIES INDEX	VALUE	VALUE	ESTATE SECURITIES INDEX

SIX MONTHS	14.39%	17.15%	15.20%	N/A	N/A	N/A

ONE YEAR	−1.76%	−1.77%	−0.95%	−1.76%	−1.77%	−0.95%

THREE YEARS	99.44%	98.51%	103.05%	25.87%	25.68%	26.62%

FIVE YEARS	−29.61%	−29.96%	−28.43%	−6.78%	−6.87%	−6.47%

SINCE INCEPTION (1)	−21.52%	−21.21%	−19.80%	−4.47%	−4.40%	−4.09%

(1)	For the period December 15, 2006 to March 31, 2012.

SPDR Dow Jones International Real Estate ETF —
Performance Summary (continued)

SPDR Dow Jones International Real Estate ETF —
Portfolio Summary

TOP FIVE HOLDINGS AS OF MARCH 31, 2012

			BROOKFIELD ASSET
			MANAGEMENT, INC.	MITSUI FUDOSAN	LAND SECURITIES
DESCRIPTION	WESTFIELD GROUP	UNIBAIL-RODAMCO SE	(CLASS A)	CO., LTD.	GROUP PLC

MARKET VALUE	$172,641,146	161,947,677	156,371,595	150,499,933	80,188,023

% OF NET ASSETS	6.5	6.1	5.9	5.7	3.0

(The five largest holdings are subject to change, and there are no guarantees the Fund will continue to remain invested in any particular company.)

INDUSTRY BREAKDOWN AS OF MARCH 31, 2012*

PERCENT OF
INDUSTRY**	NET ASSETS

Real Estate Management & Development	33.7%
Retail REITs	31.1
Diversified REITs	16.3
Office REITs	12.4
Industrial REITs	4.2
Residential REITs	0.7
Diversified Capital Markets	0.7
Specialized REITs	0.5
Short Term Investments	3.1
Other Assets & Liabilities	(2.7)

TOTAL	100.0%

*	The Fund’s industry breakdown is expressed as a percentage of net assets and may change over time.
**	Each security is valued based on Level 1 inputs, except for Japan Hotel and Resort, Inc. which was Level 2 and part of the Specialized REITs Industry and Martinsa-Fadesa SA which was Level 2 and part of the Real Estate Management & Development Industry, each representing less than 0.05% of net assets. (Note 2)

SPDR FTSE/Macquarie Global Infrastructure 100 ETF —
Performance Summary

The following performance chart of the Fund’s total return at net asset value, the total return based on market price and its benchmark index is provided for comparative purposes only and represents the periods noted. The Fund’s per share net asset value (“NAV”) is the value of one share of the Fund and is calculated by dividing the value of total assets less total liabilities by the number of shares outstanding. The NAV return is based on the NAV of the Fund and the market return is based on the market price per share of the Fund. The market price used to calculate the market return is determined by using the midpoint between the highest bid and the lowest offer on the exchange on which the shares of the Fund are listed for trading, as of the time that the Fund’s NAV is calculated. Since shares of the Fund did not trade in the secondary market until several days after the Fund’s inception, for the period from inception to the first day of secondary market trading in shares of the Fund (1/25/07, 1/30/07, respectively), the NAV of the Fund is used as a proxy for the secondary market trading price to calculate market returns. NAV and market returns assume that dividends and capital gain distributions have been reinvested in the Fund at NAV. Market returns do not include brokerage commissions that may be payable on secondary market transactions. If brokerage commissions were included market returns would be lower.

An index is a statistical measure of a specified financial market or sector. An index does not actually hold a portfolio of securities and therefore does not reflect deductions for fees or expenses. In comparison, the Fund’s performance is negatively impacted by these deductions.

Performance quoted represents past performance, which is no guarantee of future results. Investment return and principal value will fluctuate, so you may have a gain or loss when shares are sold. Current performance may be higher or lower than that quoted. Visit www.spdrs.com for the most recent month-end performance. The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption or sale of Fund shares. The total expense ratio for SPDR FTSE/Macquarie Global Infrastructure 100 ETF as stated in the Fees and Expenses table of the prospectus dated January 31, 2012 is 0.59%.

PERFORMANCE AS OF MARCH 31, 2012

	CUMULATIVE TOTAL RETURN			AVERAGE ANNUAL TOTAL RETURN

			MACQUARIE GLOBAL			MACQUARIE GLOBAL
	NET ASSET	MARKET	INFRASTRUCTURE 100	NET ASSET	MARKET	INFRASTRUCTURE 100
	VALUE	VALUE	INDEX	VALUE	VALUE	INDEX

SIX MONTHS	6.41%	6.99%	7.10%	N/A	N/A	N/A

ONE YEAR	−0.81%	−0.90%	0.22%	−0.81%	−0.90%	0.22%

THREE YEARS	37.75%	37.75%	41.94%	11.27%	11.27%	12.38%

FIVE YEARS	−9.91%	−10.28%	−5.96%	−2.07%	−2.15%	−1.22%

SINCE INCEPTION (1)	−3.74%	−3.88%	0.54%	−0.73%	−0.76%	0.11%

(1)	For the period January 25, 2007 to March 31, 2012.

SPDR FTSE/Macquarie Global Infrastructure 100 ETF —
Performance Summary (continued)

SPDR FTSE/Macquarie Global Infrastructure 100 ETF —
Portfolio Summary

TOP FIVE HOLDINGS AS OF MARCH 31, 2012

DESCRIPTION	E.ON AG	GDF SUEZ	SOUTHERN CO.	NATIONAL GRID PLC	EXELON CORP.

MARKET VALUE	$1,442,023	1,377,351	1,233,194	1,134,261	1,048,044

% OF NET ASSETS	4.0	3.8	3.4	3.1	2.9

(The five largest holdings are subject to change, and there are no guarantees the Fund will continue to remain invested in any particular company.)

INDUSTRY BREAKDOWN AS OF MARCH 31, 2012*

PERCENT OF
INDUSTRY**	NET ASSETS

Electric Utilities	43.1%
Multi-Utilities	29.8
Oil, Gas & Consumable Fuels	12.8
Gas Utilities	5.6
Independent Power Producers & Energy Traders	3.6
Water Utilities	2.2
Transportation Infrastructure	1.9
Road & Rail	0.5
Short Term Investments	16.5
Other Assets & Liabilities	(16.0)

TOTAL	100.0%

*	The Fund’s industry breakdown is expressed as a percentage of net assets and may change over time.
**	Each security is valued based on Level 1 inputs. (Note 2)

SPDR S&P Global Natural Resources ETF —
Performance Summary

The following performance chart of the Fund’s total return at net asset value, the total return based on market price and its benchmark index is provided for comparative purposes only and represents the periods noted. The Fund’s per share net asset value (“NAV”) is the value of one share of the Fund and is calculated by dividing the value of total assets less total liabilities by the number of shares outstanding. The NAV return is based on the NAV of the Fund and the market return is based on the market price per share of the Fund. The market price used to calculate the market return is determined by using the midpoint between the highest bid and the lowest offer on the exchange on which the shares of the Fund are listed for trading, as of the time that the Fund’s NAV is calculated. Since shares of the Fund did not trade in the secondary market until several days after the Fund’s inception, for the period from inception to the first day of secondary market trading in shares of the Fund (9/13/10, 9/14/10, respectively), the NAV of the Fund is used as a proxy for the secondary market trading price to calculate market returns. NAV and market returns assume that dividends and capital gain distributions have been reinvested in the Fund at NAV. Market returns do not include brokerage commissions that may be payable on secondary market transactions. If brokerage commissions were included market returns would be lower.

An index is a statistical measure of a specified financial market or sector. An index does not actually hold a portfolio of securities and therefore does not reflect deductions for fees or expenses. In comparison, the Fund’s performance is negatively impacted by these deductions.

Performance quoted represents past performance, which is no guarantee of future results. Investment return and principal value will fluctuate, so you may have a gain or loss when shares are sold. Current performance may be higher or lower than that quoted. Visit www.spdrs.com for the most recent month-end performance. The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption or sale of Fund shares. The total expense ratio for SPDR S&P Global Natural Resources ETF as stated in the Fees and Expenses table of the prospectus dated January 31, 2012 is 0.40%.

PERFORMANCE AS OF MARCH 31, 2012

	CUMULATIVE TOTAL RETURN			AVERAGE ANNUAL TOTAL RETURN

	NET ASSET	MARKET	S&P GLOBAL NATURAL	NET ASSET	MARKET	S&P GLOBAL NATURAL
	VALUE	VALUE	RESOURCES INDEX	VALUE	VALUE	RESOURCES INDEX

SIX MONTHS	15.08%	16.62%	15.47%	N/A	N/A	N/A

ONE YEAR	−14.79%	−14.73%	−14.33%	−14.79%	−14.73%	−14.33%

SINCE INCEPTION (1)	6.82%	7.34%	7.74%	4.35%	4.68%	4.82%

(1)	For the period September 13, 2010 to March 31, 2012.

SPDR S&P Global Natural Resources ETF —
Performance Summary (continued)

SPDR S&P Global Natural Resources ETF —
Portfolio Summary

TOP FIVE HOLDINGS AS OF MARCH 31, 2012

					POTASH CORP. OF
DESCRIPTION	EXXON MOBIL CORP.	BHP BILLITON, LTD.	MONSANTO CO.	CHEVRON CORP.	SASKATCHEWAN, INC.

MARKET VALUE	$13,202,127	12,246,759	10,066,589	9,387,897	9,213,937

% OF NET ASSETS	5.2	4.8	4.0	3.7	3.6

(The five largest holdings are subject to change, and there are no guarantees the Fund will continue to remain invested in any particular company.)

INDUSTRY BREAKDOWN AS OF MARCH 31, 2012*

PERCENT OF
INDUSTRY**	NET ASSETS

Oil, Gas & Consumable Fuels	33.3%
Metals & Mining	31.4
Chemicals	20.2
Food Products	7.8
Paper & Forest Products	5.6
Real Estate Investment Trusts	1.1
Short Term Investments	9.1
Other Assets & Liabilities	(8.5)

TOTAL	100.0%

*	The Fund’s industry breakdown is expressed as a percentage of net assets and may change over time.
**	Each security is valued based on Level 1 inputs, except for Sino-Forest Corp., which was Level 3 and part of the Paper & Forest Products Industry, representing 0.00% of net assets. (Note 2)

SPDR MSCI ACWI ex-US ETF —
Performance Summary

The following performance chart of the Fund’s total return at net asset value, the total return based on market price and its benchmark index is provided for comparative purposes only and represents the periods noted. The Fund’s per share net asset value (“NAV”) is the value of one share of the Fund and is calculated by dividing the value of total assets less total liabilities by the number of shares outstanding. The NAV return is based on the NAV of the Fund and the market return is based on the market price per share of the Fund. The market price used to calculate the market return is determined by using the midpoint between the highest bid and the lowest offer on the exchange on which the shares of the Fund are listed for trading, as of the time that the Fund’s NAV is calculated. Since shares of the Fund did not trade in the secondary market until several days after the Fund’s inception, for the period from inception to the first day of secondary market trading in shares of the Fund (1/10/07, 1/17/07, respectively), the NAV of the Fund is used as a proxy for the secondary market trading price to calculate market returns. NAV and market returns assume that dividends and capital gain distributions have been reinvested in the Fund at NAV. Market returns do not include brokerage commissions that may be payable on secondary market transactions. If brokerage commissions were included market returns would be lower.

An index is a statistical measure of a specified financial market or sector. An index does not actually hold a portfolio of securities and therefore does not reflect deductions for fees or expenses. In comparison, the Fund’s performance is negatively impacted by these deductions.

Performance quoted represents past performance, which is no guarantee of future results. Investment return and principal value will fluctuate, so you may have a gain or loss when shares are sold. Current performance may be higher or lower than that quoted. Visit www.spdrs.com for the most recent month-end performance. The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption or sale of Fund shares. The total expense ratio for SPDR MSCI ACWI ex-US ETF as stated in the Fees and Expenses table of the prospectus dated January 31, 2012 is 0.34%.

PERFORMANCE AS OF MARCH 31, 2012

	CUMULATIVE TOTAL RETURN			AVERAGE ANNUAL TOTAL RETURN

	NET ASSET	MARKET	MSCI ALL COUNTRY	NET ASSET	MARKET	MSCI ALL COUNTRY
	VALUE	VALUE	WORLD INDEX EX USA	VALUE	VALUE	WORLD INDEX EX USA

SIX MONTHS	15.36%	17.74%	15.55%	N/A	N/A	N/A

ONE YEAR	−7.55%	−8.03%	−6.75%	−7.55%	−8.03%	−6.75%

THREE YEARS	68.37%	68.34%	71.28%	18.97%	18.96%	19.64%

FIVE YEARS	−6.60%	−7.03%	−5.44%	−1.36%	−1.45%	−1.11%

SINCE INCEPTION (1)	−0.46%	−0.44%	0.91%	−0.09%	−0.09%	0.17%

(1)	For the period January 10, 2007 to March 31, 2012.

SPDR MSCI ACWI ex-US ETF —
Performance Summary (continued)

SPDR MSCI ACWI ex-US ETF —
Portfolio Summary

TOP FIVE HOLDINGS AS OF MARCH 31, 2012

DESCRIPTION	NESTLE SA	HSBC HOLDINGS PLC	VODAFONE GROUP PLC	BP PLC	BHP BILLITON, LTD.

MARKET VALUE	$7,664,245	4,968,531	4,633,010	4,399,250	4,282,535

% OF NET ASSETS	1.6	1.1	1.0	0.9	0.9

(The five largest holdings are subject to change, and there are no guarantees the Fund will continue to remain invested in any particular company.)

INDUSTRY BREAKDOWN AS OF MARCH 31, 2012*

PERCENT OF
INDUSTRY**	NET ASSETS

Commercial Banks	13.6%
Oil, Gas & Consumable Fuels	11.5
Metals & Mining	7.3
Pharmaceuticals	6.2
Chemicals	3.6
Insurance	3.4
Automobiles	3.3
Diversified Telecommunication Services	3.2
Wireless Telecommunication Services	3.0
Food Products	2.9
Semiconductors & Semiconductor Equipment	2.9
Machinery	2.2
Beverages	2.1
Real Estate Management & Development	1.7
Food & Staples Retailing	1.6
Electric Utilities	1.5
Capital Markets	1.5
Industrial Conglomerates	1.5
Media	1.3
Trading Companies & Distributors	1.3
Tobacco	1.3
Diversified Financial Services	1.3
Road & Rail	1.2
Electronic Equipment, Instruments & Components	1.2
Textiles, Apparel & Luxury Goods	1.0
Hotels, Restaurants & Leisure	1.0
Construction & Engineering	1.0
Electrical Equipment	0.9
Real Estate Investment Trusts	0.9
Multi-Utilities	0.9
Multiline Retail	0.7
Specialty Retail	0.7
Household Durables	0.6
Transportation Infrastructure	0.6
Auto Components	0.6
Software	0.6
IT Services	0.6
Aerospace & Defense	0.5
Construction Materials	0.5
Building Products	0.5
Independent Power Producers & Energy Traders	0.5
Health Care Equipment & Supplies	0.5
Communications Equipment	0.5
Professional Services	0.5
Commercial Services & Supplies	0.5
Energy Equipment & Services	0.5
Gas Utilities	0.4
Office Electronics	0.4
Internet Software & Services	0.4
Marine	0.4
Household Products	0.4
Personal Products	0.4
Air Freight & Logistics	0.3
Health Care Providers & Services	0.2
Containers & Packaging	0.2
Biotechnology	0.2
Computers & Peripherals	0.2
Water Utilities	0.2
Paper & Forest Products	0.2
Airlines	0.1
Distributors	0.1
Consumer Finance	0.1
Leisure Equipment & Products	0.1
Short Term Investments	11.8
Other Assets & Liabilities	(11.3)

TOTAL	100.0%

*	The Fund’s industry breakdown is expressed as a percentage of net assets and may change over time.
**	Each security is valued based on Level 1 inputs, except for Banco Popular Espanol SA Rights, which was Level 2 and part of the Commercial Banks Industry, representing less than 0.05% of net assets. (Note 2)

SPDR MSCI ACWI IMI ETF —
Portfolio Summary

The Fund commenced operations during the reporting period and therefore is not required to present performance history.

TOP FIVE HOLDINGS AS OF MARCH 31, 2012

			INTERNATIONAL
			BUSINESS MACHINES
DESCRIPTION	APPLE, INC.	EXXON MOBIL CORP.	CORP.	MICROSOFT CORP.	CHEVRON CORP.

MARKET VALUE	$59,947	52,038	41,730	35,443	32,172

% OF NET ASSETS	1.2	1.0	0.8	0.7	0.6

(The five largest holdings are subject to change, and there are no guarantees the Fund will continue to remain invested in any particular company.)

INDUSTRY BREAKDOWN AS OF MARCH 31, 2012*

PERCENT OF
INDUSTRY**	NET ASSETS

Oil, Gas & Consumable Fuels	9.6%
Commercial Banks	7.0
Pharmaceuticals	4.6
Metals & Mining	4.5
Insurance	3.9
Chemicals	3.2
Machinery	2.8
Diversified Telecommunication Services	2.7
Food Products	2.6
Real Estate Investment Trusts	2.6
Media	2.5
Electric Utilities	2.4
Semiconductors & Semiconductor Equipment	2.3
Software	2.3
Computers & Peripherals	2.3
Food & Staples Retailing	2.3
Diversified Financial Services	2.1
Capital Markets	1.9
Industrial Conglomerates	1.8
Automobiles	1.7
IT Services	1.7
Energy Equipment & Services	1.7
Hotels, Restaurants & Leisure	1.6
Aerospace & Defense	1.6
Beverages	1.5
Wireless Telecommunication Services	1.4
Real Estate Management & Development	1.4
Biotechnology	1.3
Health Care Equipment & Supplies	1.2
Electronic Equipment, Instruments & Components	1.2
Specialty Retail	1.2
Communications Equipment	1.2
Tobacco	1.2
Household Products	1.1
Health Care Providers & Services	1.0
Multiline Retail	1.0
Road & Rail	0.9
Textiles, Apparel & Luxury Goods	0.9
Trading Companies & Distributors	0.9
Electrical Equipment	0.8
Multi-Utilities	0.8
Construction & Engineering	0.8
Air Freight & Logistics	0.7
Commercial Services & Supplies	0.6
Consumer Finance	0.5
Internet Software & Services	0.5
Internet & Catalog Retail	0.5
Professional Services	0.5
Auto Components	0.4
Life Sciences Tools & Services	0.4
Leisure Equipment & Products	0.4
Thrifts & Mortgage Finance	0.4
Marine	0.3
Household Durables	0.3
Construction Materials	0.3
Building Products	0.3
Independent Power Producers & Energy Traders	0.2
Transportation Infrastructure	0.2
Personal Products	0.2
Water Utilities	0.2
Office Electronics	0.2
Airlines	0.1
Distributors	0.1
Gas Utilities	0.1
Paper & Forest Products	0.1
Containers & Packaging	0.0 ***
Short Term Investments	0.2
Other Assets & Liabilities	0.8

TOTAL	100.0%

*	The Fund’s industry breakdown is expressed as a percentage of net assets and may change over time.
**	Each security is valued based on Level 1 inputs. (Note 2)
***	Amount represents less than 0.05% of net assets.

SPDR MSCI EM 50 ETF —
Portfolio Summary

The Fund commenced operations during the reporting period and therefore is not required to present performance history.

TOP FIVE HOLDINGS AS OF MARCH 31, 2012

		TAIWAN
		SEMICONDUCTOR
	SAMSUNG ELECTRONICS	MANUFACTURING			PETROLEO BRASILEIRO
DESCRIPTION	CO., LTD. GDR	CO., LTD. ADR	CHINA MOBILE, LTD.	GAZPROM OAO ADR	SA ADR

MARKET VALUE	$443,352	266,850	235,031	230,483	190,422

% OF NET ASSETS	9.0	5.4	4.8	4.7	3.8

(The five largest holdings are subject to change, and there are no guarantees the Fund will continue to remain invested in any particular company.)

INDUSTRY BREAKDOWN AS OF MARCH 31, 2012*

PERCENT OF
INDUSTRY**	NET ASSETS

Oil, Gas & Consumable Fuels	20.7%
Commercial Banks	20.2
Semiconductors & Semiconductor Equipment	14.4
Wireless Telecommunication Services	10.5
Metals & Mining	8.7
Beverages	3.4
Automobiles	3.3
Chemicals	2.7
Electronic Equipment, Instruments & Components	2.6
Insurance	2.3
Internet Software & Services	2.0
IT Services	1.7
Media	1.6
Diversified Telecommunication Services	1.6
Auto Components	1.2
Food Products	1.0
Machinery	0.9
Communications Equipment	0.8
Short Term Investments	0.0 ***
Other Assets & Liabilities	0.4

TOTAL	100.0%

*	The Fund’s industry breakdown is expressed as a percentage of net assets and may change over time.
**	Each security is valued based on Level 1 inputs. (Note 2)
***	Amount represents less than 0.05% of net assets.

SPDR Russell/Nomura PRIME Japan ETF —
Performance Summary

The following performance chart of the Fund’s total return at net asset value, the total return based on market price and its benchmark index is provided for comparative purposes only and represents the periods noted. The Fund’s per share net asset value (“NAV”) is the value of one share of the Fund and is calculated by dividing the value of total assets less total liabilities by the number of shares outstanding. The NAV return is based on the NAV of the Fund and the market return is based on the market price per share of the Fund. The market price used to calculate the market return is determined by using the midpoint between the highest bid and the lowest offer on the exchange on which the shares of the Fund are listed for trading, as of the time that the Fund’s NAV is calculated. Since shares of the Fund did not trade in the secondary market until several days after the Fund’s inception, for the period from inception to the first day of secondary market trading in shares of the Fund (11/9/06, 11/14/06, respectively), the NAV of the Fund is used as a proxy for the secondary market trading price to calculate market returns. NAV and market returns assume that dividends and capital gain distributions have been reinvested in the Fund at NAV. Market returns do not include brokerage commissions that may be payable on secondary market transactions. If brokerage commissions were included market returns would be lower.

An index is a statistical measure of a specified financial market or sector. An index does not actually hold a portfolio of securities and therefore does not reflect deductions for fees or expenses. In comparison, the Fund’s performance is negatively impacted by these deductions.

Performance quoted represents past performance, which is no guarantee of future results. Investment return and principal value will fluctuate, so you may have a gain or loss when shares are sold. Current performance may be higher or lower than that quoted. Visit www.spdrs.com for the most recent month-end performance. The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption or sale of Fund shares. The total expense ratio for SPDR Russell/Nomura PRIME Japan ETF as stated in the Fees and Expenses table of the prospectus dated January 31, 2012 is 0.50%.

PERFORMANCE AS OF MARCH 31, 2012

	CUMULATIVE TOTAL RETURN			AVERAGE ANNUAL TOTAL RETURN

	NET ASSET	MARKET	RUSSELL/NOMURA	NET ASSET	MARKET	RUSSELL/NOMURA
	VALUE	VALUE	PRIME INDEX	VALUE	VALUE	PRIME INDEX

SIX MONTHS	6.06%	9.46%	6.23%	N/A	N/A	N/A

ONE YEAR	0.64%	2.19%	1.16%	0.64%	2.19%	1.16%

THREE YEARS	38.49%	37.79%	41.66%	11.47%	11.28%	12.31%

FIVE YEARS	−22.99%	−22.22%	−20.91%	−5.09%	−4.90%	−4.58%

SINCE INCEPTION (1)	−16.39%	−15.95%	−13.90%	−3.26%	−3.17%	−2.74%

(1)	For the period November 9, 2006 to March 31, 2012.

SPDR Russell/Nomura PRIME Japan ETF —
Performance Summary (continued)

SPDR Russell/Nomura PRIME Japan ETF —
Portfolio Summary

TOP FIVE HOLDINGS AS OF MARCH 31, 2012

		MITSUBISHI UFJ			SUMITOMO MITSUI
	TOYOTA MOTOR	FINANCIAL	HONDA MOTOR CO.,		FINANCIAL
DESCRIPTION	CORP.	GROUP, INC.	LTD.	CANON, INC.	GROUP, INC.

MARKET VALUE	$506,554	399,009	365,882	335,340	264,706

% OF NET ASSETS	3.2	2.6	2.4	2.2	1.7

(The five largest holdings are subject to change, and there are no guarantees the Fund will continue to remain invested in any particular company.)

INDUSTRY BREAKDOWN AS OF MARCH 31, 2012*

PERCENT OF
INDUSTRY**	NET ASSETS

Commercial Banks	9.1%
Automobiles	7.9
Machinery	6.1
Electronic Equipment, Instruments & Components	5.5
Trading Companies & Distributors	4.8
Pharmaceuticals	4.8
Chemicals	4.4
Road & Rail	3.9
Real Estate Management & Development	3.0
Auto Components	2.9
Office Electronics	2.8
Metals & Mining	2.7
Household Durables	2.7
Wireless Telecommunication Services	2.5
Insurance	2.4
Electric Utilities	2.3
Food & Staples Retailing	2.0
Electrical Equipment	1.9
Specialty Retail	1.6
Diversified Telecommunication Services	1.5
Construction & Engineering	1.4
Leisure Equipment & Products	1.4
Computers & Peripherals	1.3
Beverages	1.2
Building Products	1.1
Oil, Gas & Consumable Fuels	1.1
Capital Markets	1.1
Tobacco	1.1
Food Products	1.1
Commercial Services & Supplies	1.1
Semiconductors & Semiconductor Equipment	1.1
Software	1.0
Personal Products	0.9
Gas Utilities	0.9
IT Services	0.7
Multiline Retail	0.7
Health Care Equipment & Supplies	0.7
Media	0.6
Internet Software & Services	0.5
Textiles, Apparel & Luxury Goods	0.5
Health Care Providers & Services	0.4
Diversified Financial Services	0.4
Air Freight & Logistics	0.4
Marine	0.4
Internet & Catalog Retail	0.3
Consumer Finance	0.3
Hotels, Restaurants & Leisure	0.3
Transportation Infrastructure	0.3
Paper & Forest Products	0.3
Industrial Conglomerates	0.3
Household Products	0.2
Diversified Consumer Services	0.2
Airlines	0.2
Independent Power Producers & Energy Traders	0.2
Construction Materials	0.1
Professional Services	0.1
Containers & Packaging	0.1
Distributors	0.1
Communications Equipment	0.0 ***
Short Term Investments	28.4
Other Assets & Liabilities	(27.3)

TOTAL	100.0%

*	The Fund’s industry breakdown is expressed as a percentage of net assets and may change over time.
**	Each security is valued based on Level 1 inputs. (Note 2)
***	Amount represents less than 0.05% of net assets.

SPDR Russell/Nomura Small Cap Japan ETF —
Performance Summary

The following performance chart of the Fund’s total return at net asset value, the total return based on market price and its benchmark index is provided for comparative purposes only and represents the periods noted. The Fund’s per share net asset value (“NAV”) is the value of one share of the Fund and is calculated by dividing the value of total assets less total liabilities by the number of shares outstanding. The NAV return is based on the NAV of the Fund and the market return is based on the market price per share of the Fund. The market price used to calculate the market return is determined by using the midpoint between the highest bid and the lowest offer on the exchange on which the shares of the Fund are listed for trading, as of the time that the Fund’s NAV is calculated. Since shares of the Fund did not trade in the secondary market until several days after the Fund’s inception, for the period from inception to the first day of secondary market trading in shares of the Fund (11/9/06, 11/14/06, respectively), the NAV of the Fund is used as a proxy for the secondary market trading price to calculate market returns. NAV and market returns assume that dividends and capital gain distributions have been reinvested in the Fund at NAV. Market returns do not include brokerage commissions that may be payable on secondary market transactions. If brokerage commissions were included market returns would be lower.

An index is a statistical measure of a specified financial market or sector. An index does not actually hold a portfolio of securities and therefore does not reflect deductions for fees or expenses. In comparison, the Fund’s performance is negatively impacted by these deductions.

Performance quoted represents past performance, which is no guarantee of future results. Investment return and principal value will fluctuate, so you may have a gain or loss when shares are sold. Current performance may be higher or lower than that quoted. Visit www.spdrs.com for the most recent month-end performance. The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption or sale of Fund shares. The total expense ratio for SPDR Russell/Nomura Small Cap Japan ETF as stated in the Fees and Expenses table of the prospectus dated January 31, 2012 is 0.55%.

PERFORMANCE AS OF MARCH 31, 2012

	CUMULATIVE TOTAL RETURN			AVERAGE ANNUAL TOTAL RETURN

			RUSSELL/NOMURA			RUSSELL/NOMURA
	NET ASSET	MARKET	JAPAN SMALL CAP	NET ASSET	MARKET	JAPAN SMALL CAP
	VALUE	VALUE	INDEX	VALUE	VALUE	INDEX

SIX MONTHS	2.67%	4.50%	4.11%	N/A	N/A	N/A

ONE YEAR	5.60%	5.92%	7.48%	5.60%	5.92%	7.48%

THREE YEARS	54.97%	52.97%	58.94%	15.72%	15.22%	16.70%

FIVE YEARS	−8.81%	−9.56%	−3.73%	−1.83%	−1.99%	−0.76%

SINCE INCEPTION (1)	−0.29%	−0.28%	3.37%	−0.05%	−0.05%	0.62%

(1)	For the period November 9, 2006 to March 31, 2012.

SPDR Russell/Nomura Small Cap Japan ETF —
Performance Summary (continued)

SPDR Russell/Nomura Small Cap Japan ETF —
Portfolio Summary

TOP FIVE HOLDINGS AS OF MARCH 31, 2012

	UMENOHANA CO.,	MUSASHI SEIMITSU	MABUCHI MOTOR	WACOAL	NTT URBAN
DESCRIPTION	LTD.	INDUSTRY CO., LTD.	CO., LTD.	HOLDINGS CORP.	DEVELOPMENT CORP.

MARKET VALUE	$607,631	578,744	552,105	524,503	512,697

% OF NET ASSETS	0.6	0.6	0.6	0.5	0.5

(The five largest holdings are subject to change, and there are no guarantees the Fund will continue to remain invested in any particular company.)

INDUSTRY BREAKDOWN AS OF MARCH 31, 2012*

PERCENT OF
INDUSTRY**	NET ASSETS

Commercial Banks	8.4%
Machinery	7.3
Chemicals	5.3
Auto Components	5.2
Food Products	4.5
Construction & Engineering	4.2
Specialty Retail	4.2
Electronic Equipment, Instruments & Components	4.1
Metals & Mining	3.7
Food & Staples Retailing	3.5
Hotels, Restaurants & Leisure	2.7
Textiles, Apparel & Luxury Goods	2.7
Media	2.5
Trading Companies & Distributors	2.5
Household Durables	2.4
Building Products	2.3
Commercial Services & Supplies	2.2
IT Services	2.2
Pharmaceuticals	2.1
Electrical Equipment	2.0
Real Estate Management & Development	1.9
Capital Markets	1.5
Road & Rail	1.4
Health Care Equipment & Supplies	1.4
Semiconductors & Semiconductor Equipment	1.4
Personal Products	1.3
Software	1.2
Multiline Retail	1.2
Internet Software & Services	1.1
Leisure Equipment & Products	1.1
Containers & Packaging	1.0
Diversified Financial Services	1.0
Communications Equipment	1.0
Beverages	0.9
Transportation Infrastructure	0.8
Computers & Peripherals	0.8
Professional Services	0.7
Health Care Providers & Services	0.5
Internet & Catalog Retail	0.5
Consumer Finance	0.4
Electric Utilities	0.4
Energy Equipment & Services	0.4
Air Freight & Logistics	0.3
Biotechnology	0.3
Gas Utilities	0.3
Life Sciences Tools & Services	0.3
Oil, Gas & Consumable Fuels	0.3
Paper & Forest Products	0.2
Health Care Technology	0.2
Household Products	0.2
Distributors	0.2
Marine	0.2
Industrial Conglomerates	0.2
Wireless Telecommunication Services	0.2
Office Electronics	0.1
Airlines	0.1
Short Term Investments	18.2
Other Assets & Liabilities	(17.2)

TOTAL	100.0%

*	The Fund’s industry breakdown is expressed as a percentage of net assets and may change over time.
**	Each security is valued based on Level 1 inputs, except for K.K. daVinci Holdings and Suruga Corp., which were both Level 2 and part of the Real Estate Management & Development Industry, each representing 0.00% of net assets. (Note 2)

SPDR S&P International Dividend ETF —
Performance Summary

The following Performance chart of the Fund’s total return at net asset value, the total return based on market price and its benchmark index is provided for comparative purposes only and represents the periods noted. The Fund’s per share net asset value (“NAV”) is the value of one share of the Fund and is calculated by dividing the value of total assets less total liabilities by the number of shares outstanding. The NAV return is based on the NAV of the Fund and the market return is based on the market price per share of the Fund. The market price used to calculate the market return is determined by using the midpoint between the highest bid and the lowest offer on the exchange on which the shares of the Fund are listed for trading, as of the time that the Fund’s NAV is calculated. Since shares of the Fund did not trade in the secondary market until several days after the Fund’s inception, for the period from inception to the first day of secondary market trading in shares of the Fund (2/12/08, 2/19/08, respectively), the NAV of the Fund is used as a proxy for the secondary market trading price to calculate market returns. NAV and market returns assume that dividends and capital gain distributions have been reinvested in the Fund at NAV. Market returns do not include brokerage commissions that may be payable on secondary market transactions. If brokerage commissions were included market returns would be lower.

An index is a statistical measure of a specified financial market or sector. An index does not actually hold a portfolio of securities and therefore does not reflect deductions for fees or expenses. In comparison, the Fund’s performance is negatively impacted by these deductions.

Performance quoted represents past performance, which is no guarantee of future results. Investment return and principal value will fluctuate, so you may have a gain or loss when shares are sold. Current performance may be higher or lower than that quoted. Visit www.spdrs.com for the most recent month-end performance. The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption or sale of Fund shares. The total expense ratio for SPDR S&P International Dividend ETF as stated in the Fees and Expenses table of the prospectus dated January 31, 2012 is 0.45%.

PERFORMANCE AS OF MARCH 31, 2012

	CUMULATIVE TOTAL RETURN			AVERAGE ANNUAL TOTAL RETURN

			S&P INTERNATIONAL			S&P INTERNATIONAL
	NET ASSET	MARKET	DIVIDEND OPPORTUNITIES	NET ASSET	MARKET	DIVIDEND OPPORTUNITIES
	VALUE	VALUE	INDEX	VALUE	VALUE	INDEX

SIX MONTHS	12.17%	14.06%	12.47%	N/A	N/A	N/A

ONE YEAR	−10.10%	−10.12%	−9.54%	−10.10%	−10.12%	−9.54%

THREE YEARS	91.92%	91.80%	99.30%	24.27%	24.25%	25.84%

SINCE INCEPTION (1)	−10.92%	−10.49%	−7.80%	−2.76%	−2.65%	−1.94%

(1)	For the period February 12, 2008 to March 31, 2012.

SPDR S&P International Dividend ETF —
Performance Summary (continued)

SPDR S&P International Dividend ETF —
Portfolio Summary

TOP FIVE HOLDINGS AS OF MARCH 31, 2012

			PROSIEBENSAT.1
	ADMIRAL	KOMERCNI	MEDIA AG	SEMBCORP
DESCRIPTION	GROUP PLC	BANKA AS	PREFERENCE SHARES	MARINE, LTD.	E.ON AG

MARKET VALUE	$31,153,440	28,853,725	28,699,397	28,164,759	27,120,313

% OF NET ASSETS	3.7	3.4	3.4	3.3	3.2

(The five largest holdings are subject to change, and there are no guarantees the Fund will continue to remain invested in any particular company.)

INDUSTRY BREAKDOWN AS OF MARCH 31, 2012*

	PERCENT OF
INDUSTRY**	NET ASSETS

Diversified Telecommunication Services	18.8%
Electric Utilities	9.3
Multi-Utilities	8.4
Metals & Mining	6.9
Insurance	6.9
Commercial Banks	6.6
Media	5.8
Food Products	5.2
Machinery	5.1
Wireless Telecommunication Services	4.2
Real Estate Investment Trusts	3.2
Automobiles	2.6
Multiline Retail	2.6
Internet & Catalog Retail	2.6
Construction & Engineering	2.5
Real Estate Management & Development	2.3
Hotels, Restaurants & Leisure	2.1
Pharmaceuticals	1.5
Energy Equipment & Services	1.3
Unknown	0.4
Diversified Financial Services	0.3
Gas Utilities	0.2
Water Utilities	0.1
Personal Products	0.1
Semiconductors & Semiconductor Equipment	0.1
Paper & Forest Products	0.1
Transportation Infrastructure	0.1
Tobacco	0.1
Health Care Providers & Services	0.1
Food & Staples Retailing	0.0	***
Aerospace & Defense	0.0	***
Oil, Gas & Consumable Fuels	0.0	***
Airlines	0.0	***
Office Electronics	0.0	***
IT Services	0.0	***
Independent Power Producers & Energy Traders	0.0	***
Short Term Investments	11.8
Other Assets & Liabilities	(11.3)

TOTAL	100.0%

*	The Fund’s industry breakdown is expressed as a percentage of net assets and may change over time.
**	Each security is valued based on Level 1 inputs, except for Peugeot SA Rights, which was Level 2 and part of the Automobiles Industry, representing 0.4% of net assets. (Note 2)
***	Amount represents less than 0.05% of net assets.

SPDR S&P International Mid Cap ETF —
Performance Summary

The following performance chart of the Fund’s total return at net asset value, the total return based on market price and its benchmark index is provided for comparative purposes only and represents the periods noted. The Fund’s per share net asset value (“NAV”) is the value of one share of the Fund and is calculated by dividing the value of total assets less total liabilities by the number of shares outstanding. The NAV return is based on the NAV of the Fund and the market return is based on the market price per share of the Fund. The market price used to calculate the market return is determined by using the midpoint between the highest bid and the lowest offer on the exchange on which the shares of the Fund are listed for trading, as of the time that the Fund’s NAV is calculated. Since shares of the Fund did not trade in the secondary market until several days after the Fund’s inception, for the period from inception to the first day of secondary market trading in shares of the Fund (5/7/08, 5/13/08, respectively), the NAV of the Fund is used as a proxy for the secondary market trading price to calculate market returns. NAV and market returns assume that dividends and capital gain distributions have been reinvested in the Fund at NAV. Market returns do not include brokerage commissions that may be payable on secondary market transactions. If brokerage commissions were included market returns would be lower.

An index is a statistical measure of a specified financial market or sector. An index does not actually hold a portfolio of securities and therefore does not reflect deductions for fees or expenses. In comparison, the Fund’s performance is negatively impacted by these deductions.

Performance quoted represents past performance, which is no guarantee of future results. Investment return and principal value will fluctuate, so you may have a gain or loss when shares are sold. Current performance may be higher or lower than that quoted. Visit www.spdrs.com for the most recent month-end performance. The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributionsor on the redemption or sale of Fund shares. The total expense ratio for SPDR S&P International Mid Cap ETF as stated in the Fees and Expenses table of the prospectus dated January 31, 2012 is 0.45%.

PERFORMANCE AS OF MARCH 31, 2012

	CUMULATIVE TOTAL RETURN			AVERAGE ANNUAL TOTAL RETURN

			S&P DEVELOPED			S&P DEVELOPED
			EX-U.S. BETWEEN			EX-U.S. BETWEEN
	NET ASSET	MARKET	USD2 BILLION AND	NET ASSET	MARKET	USD2 BILLION AND
	VALUE	VALUE	USD5 BILLION INDEX	VALUE	VALUE	USD5 BILLION INDEX

SIX MONTHS	13.99%	15.95%	13.24%	N/A	N/A	N/A

ONE YEAR	−6.12%	−6.55%	−6.48%	−6.12%	−6.55%	−6.48%

THREE YEARS	77.77%	77.14%	85.95%	21.14%	21.00%	22.96%

SINCE INCEPTION (1)	−6.52%	−6.49%	−5.12%	−1.71%	−1.71%	−1.34%

(1)	For the period May 7, 2008 to March 31, 2012.

SPDR S&P International Mid Cap ETF —
Performance Summary (continued)

SPDR S&P International Mid Cap ETF —
Portfolio Summary

TOP FIVE HOLDINGS AS OF MARCH 31, 2012

		METRO, INC.			FUJI HEAVY
DESCRIPTION	SHIMANO, INC.	(CLASS A)	DSV A/S	SONIC HEALTHCARE, LTD.	INDUSTRIES, LTD.

MARKET VALUE	$333,161	311,013	283,521	279,505	274,743

% OF NET ASSETS	0.8	0.8	0.7	0.7	0.7

(The five largest holdings are subject to change, and there are no guarantees the Fund will continue to remain invested in any particular company.)

INDUSTRY BREAKDOWN AS OF MARCH 31, 2012*

PERCENT OF
INDUSTRY**	NET ASSETS

Commercial Banks	5.8%
Oil, Gas & Consumable Fuels	4.9
Chemicals	4.8
Construction & Engineering	4.4
Metals & Mining	4.2
Real Estate Investment Trusts	4.2
Machinery	3.9
Media	3.8
Insurance	3.1
Energy Equipment & Services	3.0
Real Estate Management & Development	2.9
Diversified Financial Services	2.7
Road & Rail	2.7
Multiline Retail	2.6
Food Products	2.4
Electronic Equipment, Instruments & Components	2.4
Food & Staples Retailing	2.2
Hotels, Restaurants & Leisure	2.2
Health Care Providers & Services	2.0
Auto Components	2.0
Capital Markets	1.9
Aerospace & Defense	1.9
Leisure Equipment & Products	1.8
Diversified Telecommunication Services	1.7
Commercial Services & Supplies	1.6
Household Durables	1.6
Industrial Conglomerates	1.4
IT Services	1.4
Trading Companies & Distributors	1.4
Electrical Equipment	1.1
Construction Materials	1.1
Health Care Equipment & Supplies	1.0
Pharmaceuticals	1.0
Air Freight & Logistics	0.9
Electric Utilities	0.9
Automobiles	0.8
Independent Power Producers & Energy Traders	0.8
Textiles, Apparel & Luxury Goods	0.7
Computers & Peripherals	0.7
Consumer Finance	0.7
Office Electronics	0.7
Professional Services	0.7
Water Utilities	0.6
Software	0.6
Gas Utilities	0.6
Transportation Infrastructure	0.6
Containers & Packaging	0.6
Specialty Retail	0.5
Internet Software & Services	0.5
Semiconductors & Semiconductor Equipment	0.5
Distributors	0.3
Airlines	0.3
Paper & Forest Products	0.3
Health Care Technology	0.3
Multi-Utilities	0.3
Marine	0.3
Personal Products	0.2
Biotechnology	0.2
Building Products	0.2
Beverages	0.2
Diversified Consumer Services	0.1
Communications Equipment	0.1
Wireless Telecommunication Services	0.0 ***
Short Term Investments	16.9
Other Assets & Liabilities	(16.2)

TOTAL	100.0%

*	The Fund’s industry breakdown is expressed as a percentage of net assets and may change over time.
**	Each security is valued based on Level 1 inputs, except for Sino-Forest Corp., which was Level 3 and part of the Paper & Forest Products Industry, representing 0.00% of net assets. (Note 2)
***	Amount represents less than 0.05% of net assets.

SPDR S&P Emerging Markets Small Cap ETF —
Performance Summary

The following performance chart of the Fund’s total return at net asset value, the total return based on market price and its benchmark index is provided for comparative purposes only and represents the periods noted. The Fund’s per share net asset value (“NAV”) is the value of one share of the Fund and is calculated by dividing the value of total assets less total liabilities by the number of shares outstanding. The NAV return is based on the NAV of the Fund and the market return is based on the market price per share of the Fund. The market price used to calculate the market return is determined by using the midpoint between the highest bid and the lowest offer on the exchange on which the shares of the Fund are listed for trading, as of the time that the Fund’s NAV is calculated. Since shares of the Fund did not trade in the secondary market until several days after the Fund’s inception, for the period from inception to the first day of secondary market trading in shares of the Fund (5/12/08, 5/16/08, respectively), the NAV of the Fund is used as a proxy for the secondary market trading price to calculate market returns. NAV and market returns assume that dividends and capital gain distributions have been reinvested in the Fund at NAV. Market returns do not include brokerage commissions that may be payable on secondary market transactions. If brokerage commissions were included market returns would be lower.

An index is a statistical measure of a specified financial market or sector. An index does not actually hold a portfolio of securities and therefore does not reflect deductions for fees or expenses. In comparison, the Fund’s performance is negatively impacted by these deductions.

Performance quoted represents past performance, which is no guarantee of future results. Investment return and principal value will fluctuate, so you may have a gain or loss when shares are sold. Current performance may be higher or lower than that quoted. Visit www.spdrs.com for the most recent month-end performance. The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption or sale of Fund shares. The total expense ratio for SPDR S&P Emerging Markets Small Cap ETF as stated in the Fees and Expenses table of the prospectus dated January 31, 2012 is 0.65%.

PERFORMANCE AS OF MARCH 31, 2012

	CUMULATIVE TOTAL RETURN			AVERAGE ANNUAL TOTAL RETURN

			S&P EMERGING			S&P EMERGING
	NET ASSET	MARKET	MARKETS UNDER USD2	NET ASSET	MARKET	MARKETS UNDER USD2
	VALUE	VALUE	BILLION INDEX	VALUE	VALUE	BILLION INDEX

SIX MONTHS	17.90%	24.06%	18.25%	N/A	N/A	N/A

ONE YEAR	−11.00%	−10.29%	−10.22%	−11.00%	−10.29%	−10.22%

THREE YEARS	102.19%	104.07%	122.59%	26.45%	26.84%	30.56%

SINCE INCEPTION (1)	−2.78%	−1.99%	9.20%	−0.72%	−0.52%	2.27%

(1)	For the period May 12, 2008 to March 31, 2012.

SPDR S&P Emerging Markets Small Cap ETF —
Performance Summary (continued)

SPDR S&P Emerging Markets Small Cap ETF —
Portfolio Summary

TOP FIVE HOLDINGS AS OF MARCH 31, 2012

		MARCOPOLO SA	GRUPO
	KULIM MALAYSIA	PREFERENCE	AEROPORTUARIO DEL	LEWIS GROUP,	THANACHART
DESCRIPTION	BHD	SHARES	SURESTE SAB DE CV	LTD.	CAPITAL PCL

MARKET VALUE	$6,343,066	6,185,023	6,019,638	5,833,420	5,598,316

% OF NET ASSETS	0.7	0.7	0.6	0.6	0.6

(The five largest holdings are subject to change, and there are no guarantees the Fund will continue to remain invested in any particular company.)

INDUSTRY BREAKDOWN AS OF MARCH 31, 2012*

PERCENT OF
INDUSTRY**	NET ASSETS

Real Estate Management & Development	8.3%
Food Products	6.2
Semiconductors & Semiconductor Equipment	5.0
Metals & Mining	4.9
Electronic Equipment, Instruments & Components	4.6
Chemicals	4.4
Construction & Engineering	4.0
Commercial Banks	4.0
Machinery	3.3
Computers & Peripherals	3.2
Transportation Infrastructure	2.5
Pharmaceuticals	2.4
Electrical Equipment	2.4
Household Durables	2.4
Capital Markets	2.1
Textiles, Apparel & Luxury Goods	2.1
Industrial Conglomerates	2.1
Media	1.9
Diversified Financial Services	1.8
Hotels, Restaurants & Leisure	1.8
Auto Components	1.7
Construction Materials	1.7
Oil, Gas & Consumable Fuels	1.6
Communications Equipment	1.4
Food & Staples Retailing	1.4
Marine	1.3
Specialty Retail	1.2
Independent Power Producers & Energy Traders	1.0
Automobiles	1.0
IT Services	1.0
Real Estate Investment Trusts	1.0
Paper & Forest Products	1.0
Multiline Retail	1.0
Energy Equipment & Services	0.9
Beverages	0.9
Software	0.9
Trading Companies & Distributors	0.8
Leisure Equipment & Products	0.8
Health Care Equipment & Supplies	0.7
Diversified Telecommunication Services	0.7
Electric Utilities	0.7
Commercial Services & Supplies	0.6
Wireless Telecommunication Services	0.6
Tobacco	0.5
Airlines	0.5
Insurance	0.5
Personal Products	0.5
Health Care Providers & Services	0.4
Containers & Packaging	0.4
Water Utilities	0.4
Building Products	0.3
Household Products	0.3
Biotechnology	0.3
Diversified Consumer Services	0.3
Internet Software & Services	0.3
Consumer Finance	0.2
Gas Utilities	0.2
Air Freight & Logistics	0.2
Office Electronics	0.2
Distributors	0.2
Thrifts & Mortgage Finance	0.1
Road & Rail	0.1
Internet & Catalog Retail	0.1
Professional Services	0.1
Short Term Investments	4.4
Other Assets & Liabilities	(3.8)

TOTAL	100.0%

*	The Fund’s industry breakdown is expressed as a percentage of net assets and may change over time.
**	Each security is valued based on Level 1 inputs, except for China Hongxing Sports, Ltd., which was Level 3 and part of the Textiles, Apparel & Luxury Goods Industry, Real Gold Mining, Ltd., which was Level 3 and part of the Metals & Mining Industry, Boshiwa International Holding, Ltd., which was Level 2 and part of the Specialty Retail Industry, China Forestry Holdings, Ltd., which was Level 3 and part of the Paper & Forest Products Industry, China High Precision Automation Group, Ltd., which was Level 2 and part of the Electronic Equipment, Instruments & Components Industry, Indiabulls Infrastructure & Power, Ltd., which was Level 2 and part of the Real Estate Management & Development Industry, Bakrie and Brothers Tbk PT, which was Level 2 and part of the Industrial Conglomerates Industry and Pharmaniaga Bhd, which was Level 2 and part of the Health Care Providers & Services Industry, each representing less than 0.05% of net assets. (Note 2)

SPDR Dow Jones Global Real Estate ETF —
Performance Summary

The following performance chart of the Fund’s total return at net asset value, the total return based on market price and its benchmark index is provided for comparative purposes only and represents the periods noted. The Fund’s per share net asset value (“NAV”) is the value of one share of the Fund and is calculated by dividing the value of total assets less total liabilities by the number of shares outstanding. The NAV return is based on the NAV of the Fund and the market return is based on the market price per share of the Fund. The market price used to calculate the market return is determined by using the midpoint between the highest bid and the lowest offer on the exchange on which the shares of the Fund are listed for trading, as of the time that the Fund’s NAV is calculated. Since shares of the Fund did not trade in the secondary market until several days after the Fund’s inception, for the period from inception to the first day of secondary market trading in shares of the Fund (5/7/08, 5/13/08, respectively), the NAV of the Fund is used as a proxy for the secondary market trading price to calculate market returns. NAV and market returns assume that dividends and capital gain distributions have been reinvested in the Fund at NAV. Market returns do not include brokerage commissions that may be payable on secondary market transactions. If brokerage commissions were included market returns would be lower.

An index is a statistical measure of a specified financial market or sector. An index does not actually hold a portfolio of securities and therefore does not reflect deductions for fees or expenses. In comparison, the Fund’s performance is negatively impacted by these deductions.

Performance quoted represents past performance, which is no guarantee of future results. Investment return and principal value will fluctuate, so you may have a gain or loss when shares are sold. Current performance may be higher or lower than that quoted. Visit www.spdrs.com for the most recent month-end performance. The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption or sale of Fund shares. The total expense ratio for SPDR Dow Jones Global Real Estate ETF as stated in the Fees and Expenses table of the prospectus dated January 31, 2012 is 0.50%.

PERFORMANCE AS OF MARCH 31, 2012

	CUMULATIVE TOTAL RETURN			AVERAGE ANNUAL TOTAL RETURN

			DOW JONES GLOBAL			DOW JONES GLOBAL
	NET ASSET	MARKET	SELECT REAL ESTATE	NET ASSET	MARKET	SELECT REAL ESTATE
	VALUE	VALUE	SECURITIES INDEX	VALUE	VALUE	SECURITIES INDEX

SIX MONTHS	21.35%	22.39%	21.44%	N/A	N/A	N/A

ONE YEAR	5.82%	5.78%	5.69%	5.82%	5.78%	5.69%

THREE YEARS	141.93%	140.91%	140.93%	34.25%	34.06%	34.05%

SINCE INCEPTION (1)	−4.94%	−4.67%	−6.38%	−1.29%	−1.22%	−1.68%

(1)	For the period May 7, 2008 to March 31, 2012.

SPDR Dow Jones Global Real Estate ETF —
Performance Summary (continued)

SPDR Dow Jones Global Real Estate ETF —
Portfolio Summary

TOP FIVE HOLDINGS AS OF MARCH 31, 2012

	SIMON PROPERTY			EQUITY	UNIBAIL-
DESCRIPTION	GROUP, INC.	PUBLIC STORAGE	WESTFIELD GROUP	RESIDENTIAL	RODAMCO SE

MARKET VALUE	$26,388,621	12,055,194	12,013,984	11,409,301	11,269,813

% OF NET ASSETS	6.3	2.9	2.9	2.7	2.7

(The five largest holdings are subject to change, and there are no guarantees the Fund will continue to remain invested in any particular company.)

INDUSTRY BREAKDOWN AS OF MARCH 31, 2012*

PERCENT OF
INDUSTRY**	NET ASSETS

Retail REITs	27.4%
Real Estate Management & Development	15.9
Specialized REITs	14.8
Office REITs	14.3
Diversified REITs	11.0
Residential REITs	10.9
Industrial REITs	5.1
Diversified Capital Markets	0.3
Short Term Investments	7.0
Other Assets & Liabilities	(6.7)

TOTAL	100.0%

*	The Fund’s industry breakdown is expressed as a percentage of net assets and may change over time.
**	Each security is valued based on Level 1 inputs, except for Martinsa-Fadesa SA, which was Level 2 and part of the Real Estate Management & Development Industry, representing 0.00% of net assets.

SPDR S&P International Consumer Discretionary Sector ETF —
Performance Summary

The following performance chart of the Fund’s total return at net asset value, the total return based on market price and its benchmark index is provided for comparative purposes only and represents the periods noted. The Fund’s per share net asset value (“NAV”) is the value of one share of the Fund and is calculated by dividing the value of total assets less total liabilities by the number of shares outstanding. The NAV return is based on the NAV of the Fund and the market return is based on the market price per share of the Fund. The market price used to calculate the market return is determined by using the midpoint between the highest bid and the lowest offer on the exchange on which the shares of the Fund are listed for trading, as of the time that the Fund’s NAV is calculated. Since shares of the Fund did not trade in the secondary market until several days after the Fund’s inception, for the period from inception to the first day of secondary market trading in shares of the Fund (7/16/08, 7/22/08, respectively), the NAV of the Fund is used as a proxy for the secondary market trading price to calculate market returns. NAV and market returns assume that dividends and capital gain distributions have been reinvested in the Fund at NAV. Market returns do not include brokerage commissions that may be payable on secondary market transactions. If brokerage commissions were included market returns would be lower.

An index is a statistical measure of a specified financial market or sector. An index does not actually hold a portfolio of securities and therefore does not reflect deductions for fees or expenses. In comparison, the Fund’s performance is negatively impacted by these deductions.

Performance quoted represents past performance, which is no guarantee of future results. Investment return and principal value will fluctuate, so you may have a gain or loss when shares are sold. Current performance may be higher or lower than that quoted. Visit www.spdrs.com for the most recent month-end performance. The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption or sale of Fund shares. The total expense ratio for SPDR S&P International Consumer Discretionary Sector ETF as stated in the Fees and Expenses table of the prospectus dated January 31, 2012 is 0.50%.

PERFORMANCE AS OF MARCH 31, 2012

	CUMULATIVE TOTAL RETURN			AVERAGE ANNUAL TOTAL RETURN

			S&P DEVELOPED			S&P DEVELOPED
			EX-U.S. BMI CONSUMER			EX-U.S. BMI CONSUMER
	NET ASSET	MARKET	DISCRETIONARY	NET ASSET	MARKET	DISCRETIONARY
	VALUE	VALUE	SECTOR INDEX	VALUE	VALUE	SECTOR INDEX

SIX MONTHS	19.67%	22.86%	18.61%	N/A	N/A	N/A

ONE YEAR	3.67%	4.76%	2.26%	3.67%	4.76%	2.26%

THREE YEARS	92.17%	91.61%	95.70%	24.33%	24.20%	25.08%

SINCE INCEPTION (1)	24.07%	24.60%	23.05%	5.98%	6.11%	5.69%

(1)	For the period July 16, 2008 to March 31, 2012.

SPDR S&P International Consumer Discretionary Sector ETF —
Performance Summary (continued)

SPDR S&P International Consumer Discretionary Sector ETF —
Portfolio Summary

TOP FIVE HOLDINGS AS OF MARCH 31, 2012

					LVMH MOET
	TOYOTA	HONDA MOTOR			HENNESSY LOUIS
DESCRIPTION	MOTOR CORP.	CO., LTD.	DAIMLER AG	HYUNDAI MOTOR CO.	VUITTON SA

MARKET VALUE	$624,680	313,373	306,630	240,187	240,054

% OF NET ASSETS	7.1	3.6	3.5	2.7	2.7

(The five largest holdings are subject to change, and there are no guarantees the Fund will continue to remain invested in any particular company.)

INDUSTRY BREAKDOWN AS OF MARCH 31, 2012*

PERCENT OF
INDUSTRY**	NET ASSETS

Automobiles	28.1%
Media	14.6
Textiles, Apparel & Luxury Goods	12.1
Hotels, Restaurants & Leisure	11.1
Specialty Retail	9.2
Auto Components	8.7
Household Durables	6.1
Multiline Retail	4.4
Leisure Equipment & Products	2.3
Distributors	1.6
Internet & Catalog Retail	0.8
Diversified Consumer Services	0.7
Short Term Investments	0.0 ***
Other Assets & Liabilities	0.3

TOTAL	100.0%

*	The Fund’s industry breakdown is expressed as a percentage of net assets and may change over time.
**	Each security is valued based on Level 1 inputs. (Note 2)
***	Amount represents less than 0.05% of net assets.

SPDR S&P International Consumer Staples Sector ETF —
Performance Summary

The following performance chart of the Fund’s total return at net asset value, the total return based on market price and its benchmark index is provided for comparative purposes only and represents the periods noted. The Fund’s per share net asset value (“NAV”) is the value of one share of the Fund and is calculated by dividing the value of total assets less total liabilities by the number of shares outstanding. The NAV return is based on the NAV of the Fund and the market return is based on the market price per share of the Fund. The market price used to calculate the market return is determined by using the midpoint between the highest bid and the lowest offer on the exchange on which the shares of the Fund are listed for trading, as of the time that the Fund’s NAV is calculated. Since shares of the Fund did not trade in the secondary market until several days after the Fund’s inception, for the period from inception to the first day of secondary market trading in shares of the Fund (7/16/08, 7/22/08, respectively), the NAV of the Fund is used as a proxy for the secondary market trading price to calculate market returns. NAV and market returns assume that dividends and capital gain distributions have been reinvested in the Fund at NAV. Market returns do not include brokerage commissions that may be payable on secondary market transactions. If brokerage commissions were included market returns would be lower.

An index is a statistical measure of a specified financial market or sector. An index does not actually hold a portfolio of securities and therefore does not reflect deductions for fees or expenses. In comparison, the Fund’s performance is negatively impacted by these deductions.

Performance quoted represents past performance, which is no guarantee of future results. Investment return and principal value will fluctuate, so you may have a gain or loss when shares are sold. Current performance may be higher or lower than that quoted. Visit www.spdrs.com for the most recent month-end performance. The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption or sale of Fund shares. The total expense ratio for SPDR S&P International Consumer Staples Sector ETF as stated in the Fees and Expenses table of the prospectus dated January 31, 2012 is 0.50%.

PERFORMANCE AS OF MARCH 31, 2012

	CUMULATIVE TOTAL RETURN			AVERAGE ANNUAL TOTAL RETURN

			S&P DEVELOPED			S&P DEVELOPED
			EX-U.S. BMI CONSUMER			EX-U.S. BMI CONSUMER
	NET ASSET	MARKET	STAPLES SECTOR	NET ASSET	MARKET	STAPLES SECTOR
	VALUE	VALUE	INDEX	VALUE	VALUE	INDEX

SIX MONTHS	13.77%	15.25%	13.82%	N/A	N/A	N/A

ONE YEAR	11.28%	11.27%	11.80%	11.28%	11.27%	11.80%

THREE YEARS	87.49%	88.10%	93.28%	23.31%	23.44%	24.56%

SINCE INCEPTION (1)	32.57%	32.99%	38.77%	7.90%	7.99%	9.13%

(1)	For the period July 16, 2008 to March 31, 2012.

SPDR S&P International Consumer Staples Sector ETF —
Performance Summary (continued)

SPDR S&P International Consumer Staples Sector ETF —
Portfolio Summary

TOP FIVE HOLDINGS AS OF MARCH 31, 2012

		BRITISH AMERICAN			ANHEUSER-BUSCH
DESCRIPTION	NESTLE SA	TOBACCO PLC	DIAGEO PLC	UNILEVER NV	INBEV NV

MARKET VALUE	$3,150,033	1,432,041	929,376	887,989	878,324

% OF NET ASSETS	15.7	7.1	4.6	4.4	4.4

(The five largest holdings are subject to change, and there are no guarantees the Fund will continue to remain invested in any particular company.)

INDUSTRY BREAKDOWN AS OF MARCH 31, 2012*

PERCENT OF
INDUSTRY**	NET ASSETS

Food Products	33.8%
Food & Staples Retailing	21.4
Beverages	19.2
Tobacco	13.8
Personal Products	6.3
Household Products	4.8
Short Term Investments	0.0 ***
Other Assets & Liabilities	0.7

TOTAL	100.0%

*	The Fund’s industry breakdown is expressed as a percentage of net assets and may change over time.
**	Each security is valued based on Level 1 inputs. (Note 2)
***	Amount represents less than 0.05% of net assets.

SPDR S&P International Energy Sector ETF —
Performance Summary

The following performance chart of the Fund’s total return at net asset value, the total return based on market price and its benchmark index is provided for comparative purposes only and represents the periods noted. The Fund’s per share net asset value (“NAV”) is the value of one share of the Fund and is calculated by dividing the value of total assets less total liabilities by the number of shares outstanding. The NAV return is based on the NAV of the Fund and the market return is based on the market price per share of the Fund. The market price used to calculate the market return is determined by using the midpoint between the highest bid and the lowest offer on the exchange on which the shares of the Fund are listed for trading, as of the time that the Fund’s NAV is calculated. Since shares of the Fund did not trade in the secondary market until several days after the Fund’s inception, for the period from inception to the first day of secondary market trading in shares of the Fund (7/16/08, 7/22/08, respectively), the NAV of the Fund is used as a proxy for the secondary market trading price to calculate market returns. NAV and market returns assume that dividends and capital gain distributions have been reinvested in the Fund at NAV. Market returns do not include brokerage commissions that may be payable on secondary market transactions. If brokerage commissions were included market returns would be lower.

An index is a statistical measure of a specified financial market or sector. An index does not actually hold a portfolio of securities and therefore does not reflect deductions for fees or expenses. In comparison, the Fund’s performance is negatively impacted by these deductions.

Performance quoted represents past performance, which is no guarantee of future results. Investment return and principal value will fluctuate, so you may have a gain or loss when shares are sold. Current performance may be higher or lower than that quoted. Visit www.spdrs.com for the most recent month-end performance. The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption or sale of Fund shares. The total expense ratio for SPDR S&P International Energy Sector ETF as stated in the Fees and Expenses table of the prospectus dated January 31, 2012 is 0.50%.

PERFORMANCE AS OF MARCH 31, 2012

	CUMULATIVE TOTAL RETURN			AVERAGE ANNUAL TOTAL RETURN

			S&P DEVELOPED			S&P DEVELOPED
	NET ASSET	MARKET	EX-U.S. BMI ENERGY	NET ASSET	MARKET	EX-U.S. BMI ENERGY
	VALUE	VALUE	SECTOR INDEX	VALUE	VALUE	SECTOR INDEX

SIX MONTHS	18.60%	20.60%	19.22%	N/A	N/A	N/A

ONE YEAR	−10.27%	−10.35%	−10.02%	−10.27%	−10.35%	−10.02%

THREE YEARS	53.79%	54.93%	62.37%	15.43%	15.71%	17.53%

SINCE INCEPTION (1)	−7.84%	−7.75%	−3.82%	−2.18%	−2.15%	−1.03%

(1)	For the period July 16, 2008 to March 31, 2012.

SPDR S&P International Energy Sector ETF —
Performance Summary (continued)

SPDR S&P International Energy Sector ETF —
Portfolio Summary

TOP FIVE HOLDINGS AS OF MARCH 31, 2012

		ROYAL DUTCH		ROYAL DUTCH
DESCRIPTION	BP PLC	SHELL PLC (CLASS A)	TOTAL SA	SHELL PLC (CLASS B)	BG GROUP PLC

MARKET VALUE	$1,219,075	1,124,055	1,008,859	780,726	708,916

% OF NET ASSETS	10.3	9.5	8.6	6.6	6

(The five largest holdings are subject to change, and there are no guarantees the Fund will continue to remain invested in any particular company.)

INDUSTRY BREAKDOWN AS OF MARCH 31, 2012*

PERCENT OF
INDUSTRY**	NET ASSETS

Oil, Gas & Consumable Fuels	88.9%
Energy Equipment & Services	10.8
Short Term Investments	0.0 ***
Other Assets & Liabilities	0.3

TOTAL	100.0%

*	The Fund’s industry breakdown is expressed as a percentage of net assets and may change over time.
**	Each security is valued based on Level 1 inputs. (Note 2)
***	Amount represents less than 0.05% of net assets.

SPDR S&P International Financial Sector ETF —
Performance Summary

The following performance chart of the Fund’s total return at net asset value, the total return based on market price and its benchmark index is provided for comparative purposes only and represents the periods noted. The Fund’s per share net asset value (“NAV”) is the value of one share of the Fund and is calculated by dividing the value of total assets less total liabilities by the number of shares outstanding. The NAV return is based on the NAV of the Fund and the market return is based on the market price per share of the Fund. The market price used to calculate the market return is determined by using the midpoint between the highest bid and the lowest offer on the exchange on which the shares of the Fund are listed for trading, as of the time that the Fund’s NAV is calculated. Since shares of the Fund did not trade in the secondary market until several days after the Fund’s inception, for the period from inception to the first day of secondary market trading in shares of the Fund (7/16/08, 7/22/08, respectively), the NAV of the Fund is used as a proxy for the secondary market trading price to calculate market returns. NAV and market returns assume that dividends and capital gain distributions have been reinvested in the Fund at NAV. Market returns do not include brokerage commissions that may be payable on secondary market transactions. If brokerage commissions were included market returns would be lower.

An index is a statistical measure of a specified financial market or sector. An index does not actually hold a portfolio of securities and therefore does not reflect deductions for fees or expenses. In comparison, the Fund’s performance is negatively impacted by these deductions.

Performance quoted represents past performance, which is no guarantee of future results. Investment return and principal value will fluctuate, so you may have a gain or loss when shares are sold. Current performance may be higher or lower than that quoted. Visit www.spdrs.com for the most recent month-end performance. The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption or sale of Fund shares. The total expense ratio for SPDR S&P International Financial Sector ETF as stated in the Fees and Expenses table of the prospectus dated January 31, 2012 is 0.50%.

PERFORMANCE AS OF MARCH 31, 2012

	CUMULATIVE TOTAL RETURN			AVERAGE ANNUAL TOTAL RETURN

			S&P DEVELOPED			S&P DEVELOPED
	NET ASSET	MARKET	EX-U.S. BMI FINANCIALS	NET ASSET	MARKET	EX-U.S. BMI FINANCIALS
	VALUE	VALUE	SECTOR INDEX	VALUE	VALUE	SECTOR INDEX

SIX MONTHS	15.74%	17.98%	15.50%	N/A	N/A	N/A

ONE YEAR	−12.28%	−12.32%	−11.37%	−12.28%	−12.32%	−11.37%

THREE YEARS	59.58%	56.20%	64.37%	16.86%	16.03%	18.01%

SINCE INCEPTION (1)	−19.33%	−19.20%	−17.85%	−5.62%	−5.58%	−5.11%

(1)	For the period July 16, 2008 to March 31, 2012.

SPDR S&P International Financial Sector ETF —
Performance Summary (continued)

SPDR S&P International Financial Sector ETF —
Portfolio Summary

TOP FIVE HOLDINGS AS OF MARCH 31, 2012

					AUSTRALIA & NEW
	HSBC HOLDINGS	COMMONWEALTH	ROYAL BANK OF	THE TORONTO-	ZEALAND BANKING
DESCRIPTION	PLC	BANK OF AUSTRALIA	CANADA	DOMINION BANK	GROUP, LTD.

MARKET VALUE	$420,488	239,316	215,923	209,903	183,541

% OF NET ASSETS	5.3	3	2.7	2.7	2.3

(The five largest holdings are subject to change, and there are no guarantees the Fund will continue to remain invested in any particular company.)

INDUSTRY BREAKDOWN AS OF MARCH 31, 2012*

PERCENT OF
INDUSTRY**	NET ASSETS

Commercial Banks	52.7%
Insurance	19.8
Capital Markets	8.9
Real Estate Management & Development	7.6
Diversified Financial Services	4.4
Real Estate Investment Trusts	4.2
Consumer Finance	1.0
Short Term Investments	0.5
Other Assets & Liabilities	0.9

TOTAL	100.0%

*	The Fund’s industry breakdown is expressed as a percentage of net assets and may change over time.
**	Each security is valued based on Level 1 inputs, except for Banco Popular Espanol SA Rights, which was Level 2 and part of the Commercial Banks Industry, representing less than 0.05% of net assets. (Note 2)

SPDR S&P International Health Care Sector ETF —
Performance Summary

The following performance chart of the Fund’s total return at net asset value, the total return based on market price and its benchmark index is provided for comparative purposes only and represents the periods noted. The Fund’s per share net asset value (“NAV”) is the value of one share of the Fund and is calculated by dividing the value of total assets less total liabilities by the number of shares outstanding. The NAV return is based on the NAV of the Fund and the market return is based on the market price per share of the Fund. The market price used to calculate the market return is determined by using the midpoint between the highest bid and the lowest offer on the exchange on which the shares of the Fund are listed for trading, as of the time that the Fund’s NAV is calculated. Since shares of the Fund did not trade in the secondary market until several days after the Fund’s inception, for the period from inception to the first day of secondary market trading in shares of the Fund (7/16/08, 7/22/08, respectively), the NAV of the Fund is used as a proxy for the secondary market trading price to calculate market returns. NAV and market returns assume that dividends and capital gain distributions have been reinvested in the Fund at NAV. Market returns do not include brokerage commissions that may be payable on secondary market transactions. If brokerage commissions were included market returns would be lower.

An index is a statistical measure of a specified financial market or sector. An index does not actually hold a portfolio of securities and therefore does not reflect deductions for fees or expenses. In comparison, the Fund’s performance is negatively impacted by these deductions.

Performance quoted represents past performance, which is no guarantee of future results. Investment return and principal value will fluctuate, so you may have a gain or loss when shares are sold. Current performance may be higher or lower than that quoted. Visit www.spdrs.com for the most recent month-end performance. The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption or sale of Fund shares. The total expense ratio for SPDR S&P International Health Care Sector ETF as stated in the Fees and Expenses table of the prospectus dated January 31, 2012 is 0.50%.

PERFORMANCE AS OF MARCH 31, 2012

	CUMULATIVE TOTAL RETURN			AVERAGE ANNUAL TOTAL RETURN

			S&P DEVELOPED			S&P DEVELOPED
	NET ASSET	MARKET	EX-U.S. BMI HEALTH	NET ASSET	MARKET	EX-U.S. BMI HEALTH
	VALUE	VALUE	CARE SECTOR INDEX	VALUE	VALUE	CARE SECTOR INDEX

SIX MONTHS	11.21%	11.93%	11.48%	N/A	N/A	N/A

ONE YEAR	7.30%	7.48%	8.11%	7.30%	7.48%	8.11%

THREE YEARS	60.73%	60.75%	66.04%	17.14%	17.14%	18.41%

SINCE INCEPTION (1)	12.95%	13.23%	17.88%	3.34%	3.41%	4.48%

(1)	For the period July 16, 2008 to March 31, 2012.

SPDR S&P International Health Care Sector ETF —
Performance Summary (continued)

SPDR S&P International Health Care Sector ETF —
Portfolio Summary

TOP FIVE HOLDINGS AS OF MARCH 31, 2012

		ROCHE
DESCRIPTION	NOVARTIS AG	HOLDING AG	GLAXOSMITHKLINE PLC	SANOFI	BAYER AG

MARKET VALUE	$2,274,165	1,752,025	1,713,629	1,296,705	1,014,106

% OF NET ASSETS	11.7	9.0	8.8	6.7	5.2

(The five largest holdings are subject to change, and there are no guarantees the Fund will continue to remain invested in any particular company.)

INDUSTRY BREAKDOWN AS OF MARCH 31, 2012*

PERCENT OF
INDUSTRY**	NET ASSETS

Pharmaceuticals	75.3%
Health Care Equipment & Supplies	10.5
Health Care Providers & Services	6.6
Biotechnology	4.6
Health Care Technology	0.7
Chemicals	0.4
Life Sciences Tools & Services	0.3
Short Term Investments	0.0 ***
Other Assets & Liabilities	1.6

TOTAL	100.0%

*	The Fund’s industry breakdown is expressed as a percentage of net assets and may change over time.
**	Each security is valued based on Level 1 inputs. (Note 2)
***	Amount represents less than 0.05% of net assets.

SPDR S&P International Industrial Sector ETF —
Performance Summary

The following performance chart of the Fund’s total return at net asset value, the total return based on market price and its benchmark index is provided for comparative purposes only and represents the periods noted. The Fund’s per share net asset value (“NAV”) is the value of one share of the Fund and is calculated by dividing the value of total assets less total liabilities by the number of shares outstanding. The NAV return is based on the NAV of the Fund and the market return is based on the market price per share of the Fund. The market price used to calculate the market return is determined by using the midpoint between the highest bid and the lowest offer on the exchange on which the shares of the Fund are listed for trading, as of the time that the Fund’s NAV is calculated. Since shares of the Fund did not trade in the secondary market until several days after the Fund’s inception, for the period from inception to the first day of secondary market trading in shares of the Fund (7/16/08, 7/22/08, respectively), the NAV of the Fund is used as a proxy for the secondary market trading price to calculate market returns. NAV and market returns assume that dividends and capital gain distributions have been reinvested in the Fund at NAV. Market returns do not include brokerage commissions that may be payable on secondary market transactions. If brokerage commissions were included market returns would be lower.

An index is a statistical measure of a specified financial market or sector. An index does not actually hold a portfolio of securities and therefore does not reflect deductions for fees or expenses. In comparison, the Fund’s performance is negatively impacted by these deductions.

Performance quoted represents past performance, which is no guarantee of future results. Investment return and principal value will fluctuate, so you may have a gain or loss when shares are sold. Current performance may be higher or lower than that quoted. Visit www.spdrs.com for the most recent month-end performance. The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption or sale of Fund shares. The total expense ratio for SPDR S&P International Industrial Sector ETF as stated in the Fees and Expenses table of the prospectus dated January 31, 2012 is 0.50%.

PERFORMANCE AS OF MARCH 31, 2012

	CUMULATIVE TOTAL RETURN			AVERAGE ANNUAL TOTAL RETURN

			S&P DEVELOPED			S&P DEVELOPED
	NET ASSET	MARKET	EX-U.S. BMI INDUSTRIAL	NET ASSET	MARKET	EX-U.S. BMI INDUSTRIAL
	VALUE	VALUE	SECTOR INDEX	VALUE	VALUE	SECTOR INDEX

SIX MONTHS	16.65%	19.24%	17.84%	N/A	N/A	N/A

ONE YEAR	−10.15%	−9.39%	−8.26%	−10.15%	−9.39%	−8.26%

THREE YEARS	81.00%	81.13%	88.55%	21.87%	21.90%	23.53%

SINCE INCEPTION (1)	1.79%	2.17%	4.36%	0.48%	0.58%	1.14%

(1)	For the period July 16, 2008 to March 31, 2012.

SPDR S&P International Industrial Sector ETF —
Performance Summary (continued)

SPDR S&P International Industrial Sector ETF —
Portfolio Summary

TOP FIVE HOLDINGS AS OF MARCH 31, 2012

			CANADIAN NATIONAL
DESCRIPTION	SIEMENS AG	ABB, LTD.	RAILWAY CO.	MITSUBISHI CORP.	FANUC CORP.

MARKET VALUE	$648,673	365,482	337,559	270,636	267,574

% OF NET ASSETS	4.6	2.6	2.4	1.9	1.9

(The five largest holdings are subject to change, and there are no guarantees the Fund will continue to remain invested in any particular company.)

INDUSTRY BREAKDOWN AS OF MARCH 31, 2012*

PERCENT OF
INDUSTRY**	NET ASSETS

Machinery	21.6%
Industrial Conglomerates	11.2
Trading Companies & Distributors	9.7
Electrical Equipment	9.0
Road & Rail	8.4
Commercial Services & Supplies	6.4
Professional Services	6.1
Construction & Engineering	6.1
Aerospace & Defense	5.4
Building Products	4.6
Marine	3.2
Air Freight & Logistics	2.8
Transportation Infrastructure	2.3
Airlines	1.7
Short Term Investments	0.3
Other Assets & Liabilities	1.2

TOTAL	100.0%

*	The Fund’s industry breakdown is expressed as a percentage of net assets and may change over time.
**	Each security is valued based on Level 1 inputs. (Note 2)

SPDR S&P International Materials Sector ETF —
Performance Summary

The following performance chart of the Fund’s total return at net asset value, the total return based on market price and its benchmark index is provided for comparative purposes only and represents the periods noted. The Fund’s per share net asset value (“NAV”) is the value of one share of the Fund and is calculated by dividing the value of total assets less total liabilities by the number of shares outstanding. The NAV return is based on the NAV of the Fund and the market return is based on the market price per share of the Fund. The market price used to calculate the market return is determined by using the midpoint between the highest bid and the lowest offer on the exchange on which the shares of the Fund are listed for trading, as of the time that the Fund’s NAV is calculated. Since shares of the Fund did not trade in the secondary market until several days after the Fund’s inception, for the period from inception to the first day of secondary market trading in shares of the Fund (7/16/08, 7/22/08, respectively), the NAV of the Fund is used as a proxy for the secondary market trading price to calculate market returns. NAV and market returns assume that dividends and capital gain distributions have been reinvested in the Fund at NAV. Market returns do not include brokerage commissions that may be payable on secondary market transactions. If brokerage commissions were included market returns would be lower.

An index is a statistical measure of a specified financial market or sector. An index does not actually hold a portfolio of securities and therefore does not reflect deductions for fees or expenses. In comparison, the Fund’s performance is negatively impacted by these deductions.

Performance quoted represents past performance, which is no guarantee of future results. Investment return and principal value will fluctuate, so you may have a gain or loss when shares are sold. Current performance may be higher or lower than that quoted. Visit www.spdrs.com for the most recent month-end performance. The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption or sale of Fund shares. The total expense ratio for SPDR S&P International Materials Sector ETF as stated in the Fees and Expenses table of the prospectus dated January 31, 2012 is 0.50%.

PERFORMANCE AS OF MARCH 31, 2012

	CUMULATIVE TOTAL RETURN			AVERAGE ANNUAL TOTAL RETURN

			S&P DEVELOPED			S&P DEVELOPED
			EX-U.S. BMI			EX-U.S. BMI
	NET ASSET	MARKET	MATERIALS SECTOR	NET ASSET	MARKET	MATERIALS SECTOR
	VALUE	VALUE	INDEX	VALUE	VALUE	INDEX

SIX MONTHS	12.64%	14.88%	12.13%	N/A	N/A	N/A

ONE YEAR	−16.95%	−16.77%	−17.07%	−16.95%	−16.77%	−17.07%

THREE YEARS	76.40%	77.58%	87.28%	20.83%	21.10%	23.26%

SINCE INCEPTION (1)	−14.65%	−14.58%	−7.39%	−4.18%	−4.16%	−2.03%

(1)	For the period July 16, 2008 to March 31, 2012.

SPDR S&P International Materials Sector ETF —
Performance Summary (continued)

SPDR S&P International Materials Sector ETF —
Portfolio Summary

TOP FIVE HOLDINGS AS OF MARCH 31, 2012

DESCRIPTION	BHP BILLITON, LTD.	RIO TINTO PLC	BASF SE	BHP BILLITON PLC	ANGLO AMERICAN PLC

MARKET VALUE	$1,069,316	671,328	670,644	617,892	458,379

% OF NET ASSETS	7.7	4.8	4.8	4.4	3.3

(The five largest holdings are subject to change, and there are no guarantees the Fund will continue to remain invested in any particular company.)

INDUSTRY BREAKDOWN AS OF MARCH 31, 2012*

PERCENT OF
INDUSTRY**	NET ASSETS

Metals & Mining	57.8%
Chemicals	33.4
Construction Materials	5.0
Paper & Forest Products	2.3
Containers & Packaging	0.5
Short Term Investments	0.1
Other Assets & Liabilities	0.9

TOTAL	100.0%

*	The Fund’s industry breakdown is expressed as a percentage of net assets and may change over time.
**	Each security is valued based on Level 1 inputs, except for Sino-Forest Corp., which was Level 3 and part of the Metals & Mining Industry and China Mining Resources Group, Ltd., which was Level 3, and part of the Paper & Forest Products Industry, each representing less than 0.05% of net assets. (Note 2)

SPDR S&P International Technology Sector ETF —
Performance Summary

The following performance chart of the Fund’s total return at net asset value, the total return based on market price and its benchmark index is provided for comparative purposes only and represents the periods noted. The Fund’s per share net asset value (“NAV”) is the value of one share of the Fund and is calculated by dividing the value of total assets less total liabilities by the number of shares outstanding. The NAV return is based on the NAV of the Fund and the market return is based on the market price per share of the Fund. The market price used to calculate the market return is determined by using the midpoint between the highest bid and the lowest offer on the exchange on which the shares of the Fund are listed for trading, as of the time that the Fund’s NAV is calculated. Since shares of the Fund did not trade in the secondary market until several days after the Fund’s inception, for the period from inception to the first day of secondary market trading in shares of the Fund (7/16/08, 7/22/08, respectively), the NAV of the Fund is used as a proxy for the secondary market trading price to calculate market returns. NAV and market returns assume that dividends and capital gain distributions have been reinvested in the Fund at NAV. Market returns do not include brokerage commissions that may be payable on secondary market transactions. If brokerage commissions were included market returns would be lower.

An index is a statistical measure of a specified financial market or sector. An index does not actually hold a portfolio of securities and therefore does not reflect deductions for fees or expenses. In comparison, the Fund’s performance is negatively impacted by these deductions.

Performance quoted represents past performance, which is no guarantee of future results. Investment return and principal value will fluctuate, so you may have a gain or loss when shares are sold. Current performance may be higher or lower than that quoted. Visit www.spdrs.com for the most recent month-end performance. The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption or sale of Fund shares. The total expense ratio for SPDR S&P International Technology Sector ETF as stated in the Fees and Expenses table of the prospectus dated January 31, 2012 is 0.50%.

PERFORMANCE AS OF MARCH 31, 2012

	CUMULATIVE TOTAL RETURN			AVERAGE ANNUAL TOTAL RETURN

			S&P DEVELOPED			S&P DEVELOPED
			EX-U.S. BMI			EX-U.S. BMI
			INFORMATION			INFORMATION
	NET ASSET	MARKET	TECHNOLOGY SECTOR	NET ASSET	MARKET	TECHNOLOGY SECTOR
	VALUE	VALUE	INDEX	VALUE	VALUE	INDEX

SIX MONTHS	21.66%	23.68%	20.99%	N/A	N/A	N/A

ONE YEAR	−3.39%	−3.34%	−2.63%	−3.39%	−3.34%	−2.63%

THREE YEARS	67.18%	66.67%	70.76%	18.69%	18.56%	19.52%

SINCE INCEPTION (1)	0.31%	0.25%	1.38%	0.08%	0.07%	0.37%

(1)	For the period July 16, 2008 to March 31, 2012.

SPDR S&P International Technology Sector ETF —
Performance Summary (continued)

SPDR S&P International Technology Sector ETF —
Portfolio Summary

TOP FIVE HOLDINGS AS OF MARCH 31, 2012

	SAMSUNG ELECTRONICS			TELEFONAKTIEBOLAGET
DESCRIPTION	CO., LTD. GDR	SAP AG	CANON, INC.	LM ERICSSON (CLASS B)	HITACHI, LTD.

MARKET VALUE	$2,844,465	1,041,245	958,460	531,408	448,758

% OF NET ASSETS	19.5	7.2	6.6	3.6	3.1

(The five largest holdings are subject to change, and there are no guarantees the Fund will continue to remain invested in any particular company.)

INDUSTRY BREAKDOWN AS OF MARCH 31, 2012*

PERCENT OF
INDUSTRY**	NET ASSETS

Semiconductors & Semiconductor Equipment	31.1%
Electronic Equipment, Instruments & Components	20.7
Software	14.8
Office Electronics	8.5
Communications Equipment	8.4
IT Services	7.1
Computers & Peripherals	5.8
Internet Software & Services	3.2
Short Term Investments	0.2
Other Assets & Liabilities	0.2

TOTAL	100.0%

*	The Fund’s industry breakdown is expressed as a percentage of net assets and may change over time.
**	Each security is valued based on Level 1 inputs. (Note 2)

SPDR S&P International Telecommunications Sector ETF —
Performance Summary

The following performance chart of the Fund’s total return at net asset value, the total return based on market price and its benchmark index is provided for comparative purposes only and represents the periods noted. The Fund’s per share net asset value (“NAV”) is the value of one share of the Fund and is calculated by dividing the value of total assets less total liabilities by the number of shares outstanding. The NAV return is based on the NAV of the Fund and the market return is based on the market price per share of the Fund. The market price used to calculate the market return is determined by using the midpoint between the highest bid and the lowest offer on the exchange on which the shares of the Fund are listed for trading, as of the time that the Fund’s NAV is calculated. Since shares of the Fund did not trade in the secondary market until several days after the Fund’s inception, for the period from inception to the first day of secondary market trading in shares of the Fund (7/16/08, 7/22/08, respectively), the NAV of the Fund is used as a proxy for the secondary market trading price to calculate market returns. NAV and market returns assume that dividends and capital gain distributions have been reinvested in the Fund at NAV. Market returns do not include brokerage commissions that may be payable on secondary market transactions. If brokerage commissions were included market returns would be lower.

An index is a statistical measure of a specified financial market or sector. An index does not actually hold a portfolio of securities and therefore does not reflect deductions for fees or expenses. In comparison, the Fund’s performance is negatively impacted by these deductions.

Performance quoted represents past performance, which is no guarantee of future results. Investment return and principal value will fluctuate, so you may have a gain or loss when shares are sold. Current performance may be higher or lower than that quoted. Visit www.spdrs.com for the most recent month-end performance. The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption or sale of Fund shares. The total expense ratio for SPDR S&P International Telecommunications Sector ETF as stated in the Fees and Expenses table of the prospectus dated January 31, 2012 is 0.50%.

PERFORMANCE AS OF MARCH 31, 2012

	CUMULATIVE TOTAL RETURN			AVERAGE ANNUAL TOTAL RETURN

			S&P DEVELOPED			S&P DEVELOPED
			EX-U.S. BMI			EX-U.S. BMI
			TELECOMMUNICATION			TELECOMMUNICATION
	NET ASSET	MARKET	SERVICES SECTOR	NET ASSET	MARKET	SERVICES SECTOR
	VALUE	VALUE	INDEX	VALUE	VALUE	INDEX

SIX MONTHS	2.31%	3.87%	2.65%	N/A	N/A	N/A

ONE YEAR	−8.50%	−7.86%	−7.96%	−8.50%	−7.86%	−7.96%

THREE YEARS	46.26%	47.35%	49.45%	13.51%	13.79%	14.33%

SINCE INCEPTION (1)	−0.07%	0.43%	2.68%	−0.02%	0.12%	0.71%

(1)	For the period July 16, 2008 to March 31, 2012.

SPDR S&P International Telecommunications Sector ETF —
Performance Summary (continued)

SPDR S&P International Telecommunications Sector ETF —
Portfolio Summary

TOP FIVE HOLDINGS AS OF MARCH 31, 2012

	VODAFONE
DESCRIPTION	GROUP PLC	TELEFONICA SA	DEUTSCHE TELEKOM AG	BT GROUP PLC	SOFTBANK CORP.

MARKET VALUE	$4,179,848	1,993,147	1,087,767	864,721	805,805

% OF NET ASSETS	21.7	10.3	5.6	4.5	4.2

(The five largest holdings are subject to change, and there are no guarantees the Fund will continue to remain invested in any particular company.)

INDUSTRY BREAKDOWN AS OF MARCH 31, 2012*

PERCENT OF
INDUSTRY**	NET ASSETS

Diversified Telecommunication Services	60.7%
Wireless Telecommunication Services	38.7
Short Term Investments	0.1
Other Assets & Liabilities	0.5

TOTAL	100.0%

*	The Fund’s industry breakdown is expressed as a percentage of net assets and may change over time.
**	Each security is valued based on Level 1 inputs. (Note 2)

SPDR S&P International Utilities Sector ETF —
Performance Summary

The following performance chart of the Fund’s total return at net asset value, the total return based on market price and its benchmark index is provided for comparative purposes only and represents the periods noted. The Fund’s per share net asset value (“NAV”) is the value of one share of the Fund and is calculated by dividing the value of total assets less total liabilities by the number of shares outstanding. The NAV return is based on the NAV of the Fund and the market return is based on the market price per share of the Fund. The market price used to calculate the market return is determined by using the midpoint between the highest bid and the lowest offer on the exchange on which the shares of the Fund are listed for trading, as of the time that the Fund’s NAV is calculated. Since shares of the Fund did not trade in the secondary market until several days after the Fund’s inception, for the period from inception to the first day of secondary market trading in shares of the Fund (7/16/08, 7/22/08, respectively), the NAV of the Fund is used as a proxy for the secondary market trading price to calculate market returns. NAV and market returns assume that dividends and capital gain distributions have been reinvested in the Fund at NAV. Market returns do not include brokerage commissions that may be payable on secondary market transactions. If brokerage commissions were included market returns would be lower.

An index is a statistical measure of a specified financial market or sector. An index does not actually hold a portfolio of securities and therefore does not reflect deductions for fees or expenses. In comparison, the Fund’s performance is negatively impacted by these deductions.

Performance quoted represents past performance, which is no guarantee of future results. Investment return and principal value will fluctuate, so you may have a gain or loss when shares are sold. Current performance may be higher or lower than that quoted. Visit www.spdrs.com for the most recent month-end performance. The returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemption or sale of Fund shares. The total expense ratio for SPDR S&P International Utilities Sector ETF as stated in the Fees and Expenses table of the prospectus dated January 31, 2012 is 0.50%.

PERFORMANCE AS OF MARCH 31, 2012

	CUMULATIVE TOTAL RETURN			AVERAGE ANNUAL TOTAL RETURN

			S&P DEVELOPED			S&P DEVELOPED
			EX-U.S. BMI			EX-U.S. BMI
	NET ASSET	MARKET	UTILITLES SECTOR	NET ASSET	MARKET	UTILITLES SECTOR
	VALUE	VALUE	INDEX	VALUE	VALUE	INDEX

SIX MONTHS	0.65%	2.10%	1.36%	N/A	N/A	N/A

ONE YEAR	−13.80%	−13.49%	−13.10%	−13.80%	−13.49%	−13.10%

THREE YEARS	10.25%	11.13%	12.88%	3.31%	3.58%	4.12%

SINCE INCEPTION (1)	−31.93%	−31.59%	−30.60%	−9.85%	−9.73%	−9.28%

(1)	For the period July 16, 2008 to March 31, 2012.

SPDR S&P International Utilities Sector ETF —
Performance Summary (continued)

SPDR S&P International Utilities Sector ETF —
Portfolio Summary

TOP FIVE HOLDINGS AS OF MARCH 31, 2012

		NATIONAL	GDF	CENTRICA
DESCRIPTION	E.ON AG	GRID PLC	SUEZ	PLC	ENEL SPA

MARKET VALUE	$1,284,886	1,050,921	1,003,788	766,911	669,058

% OF NET ASSETS	8.8	7.2	6.8	5.2	4.6

(The five largest holdings are subject to change, and there are no guarantees the Fund will continue to remain invested in any particular company.)

INDUSTRY BREAKDOWN AS OF MARCH 31, 2012*

PERCENT OF
INDUSTRY**	NET ASSETS

Electric Utilities	48.3%
Multi-Utilities	29.5
Gas Utilities	12.5
Independent Power Producers & Energy Traders	5.6
Water Utilities	3.8
Short Term Investments	0.6
Other Assets & Liabilities	(0.3)

TOTAL	100.0%

*	The Fund’s industry breakdown is expressed as a percentage of net assets and may change over time.
**	Each security is valued based on Level 1 inputs. (Note 2)

SPDR STOXX Europe 50 ETF
SCHEDULE OF INVESTMENTS
March 31, 2012 (Unaudited)

Security Description	Shares	Value

COMMON STOCKS — 99.2%
BELGIUM — 1.6%
Anheuser-Busch InBev NV	6,518	$475,491

FRANCE — 11.7%
Air Liquide SA	2,491	331,594
BNP Paribas	8,748	414,438
France Telecom SA	16,675	246,599
GDF Suez	11,681	301,312
LVMH Moet Hennessy Louis Vuitton SA	2,342	401,863
Sanofi	10,779	835,856
Total SA	19,458	990,883

		3,522,545

GERMANY — 15.3%
Allianz SE	3,964	472,300
BASF SE	8,054	703,486
Bayer AG	7,247	508,985
Daimler AG	7,812	470,330
Deutsche Bank AG	8,161	405,431
Deutsche Telekom AG	26,109	313,863
E.ON AG	17,535	419,390
SAP AG	8,100	564,795
Siemens AG	7,564	761,416

		4,619,996

ITALY — 1.8%
ENI SpA	23,207	543,615

NETHERLANDS — 2.5%
Ageas VVPR Strip (a)	33,296	44
ING Groep NV (a)	33,740	280,688
Unilever NV	13,608	462,377

		743,109

SPAIN — 5.0%
Banco Bilbao Vizcaya Argentaria SA	42,969	341,442
Banco Santander SA	79,538	611,163
Telefonica SA	34,874	570,536

		1,523,141

SWEDEN — 1.9%
Hennes & Mauritz AB (Class B)	8,545	308,299
Telefonaktiebolaget LM Ericsson (Class B)	26,099	269,630

		577,929

SWITZERLAND — 18.6%
ABB, Ltd. (a)	20,356	417,097
Credit Suisse Group AG (a)	10,037	285,724
Nestle SA	28,915	1,817,085
Novartis AG	22,901	1,265,845
Roche Holding AG	6,156	1,069,987
UBS AG (a)	31,405	439,534
Zurich Financial Services AG (a)	1,284	344,635

		5,639,907

UNITED KINGDOM — 40.8%
Anglo American PLC	11,760	439,112
AstraZeneca PLC	11,214	497,918
Barclays PLC	92,489	347,639
BG Group PLC	29,379	679,696
BHP Billiton PLC	18,719	570,501
BP PLC	164,452	1,215,365
British American Tobacco PLC	17,740	892,981
Diageo PLC	21,918	526,168
GlaxoSmithKline PLC	44,897	1,001,768
HSBC Holdings PLC	156,119	1,383,889
Imperial Tobacco Group PLC	8,775	355,414
National Grid PLC	32,384	326,230
Rio Tinto PLC	11,617	639,614
Royal Dutch Shell PLC (Class A)	31,906	1,115,342
Standard Chartered PLC	17,027	424,396
Tesco PLC	70,327	370,804
Unilever PLC	11,477	378,483
Vodafone Group PLC	433,535	1,192,796

		12,358,116

TOTAL COMMON STOCKS —
(Cost $40,382,089)		30,003,849

SHORT TERM INVESTMENT — 0.0% (b)
UNITED STATES — 0.0% (b)
MONEY MARKET FUND — 0.0% (b)
State Street Institutional Liquid Reserves Fund 0.23% (c)(d) (Cost $217)	217	217

TOTAL INVESTMENTS — 99.2%
(Cost $40,382,306)		30,004,066
OTHER ASSETS & LIABILITIES — 0.8%		255,175

NET ASSETS — 100.0%		$30,259,241

(a)	Non-income producing security.
(b)	Amount shown represents less than 0.05% of net assets.
(c)	Affiliated Fund managed by SSgA Funds Management, Inc. (Note 3)
(d)	The rate shown is the annualized seven-day yield at period end.
PLC = Public Limited Company

See accompanying notes to financial statements.

SPDR EURO STOXX 50 ETF
SCHEDULE OF INVESTMENTS
March 31, 2012 (Unaudited)

Security Description	Shares	Value

COMMON STOCKS — 99.9%
BELGIUM — 2.8%
Anheuser-Busch InBev NV	175,789	$12,823,898

FINLAND — 1.1%
Nokia Oyj	885,132	4,811,576

FRANCE — 34.6%
Air Liquide SA	67,177	8,942,381
AXA SA	445,106	7,367,852
BNP Paribas	235,959	11,178,609
Carrefour SA	134,637	3,222,847
Compagnie de Saint-Gobain	102,486	4,570,052
Danone	144,815	10,086,060
France Telecom SA	451,100	6,671,104
GDF Suez	315,028	8,126,155
L’Oreal SA	56,342	6,939,583
LVMH Moet Hennessy Louis Vuitton SA	63,157	10,837,079
Sanofi	290,742	22,545,553
Schneider Electric SA	129,706	8,462,016
Societe Generale	183,434	5,365,589
Total SA	524,844	26,727,261
Unibail-Rodamco SE	21,565	4,306,280
Vinci SA	125,532	6,536,384
Vivendi SA	292,246	5,355,171

		157,239,976

GERMANY — 33.4%
Allianz SE	106,917	12,738,859
BASF SE	217,235	18,974,649
Bayer AG	195,452	13,727,346
Bayerische Motoren Werke AG	75,980	6,822,739
Daimler AG	210,693	12,685,014
Deutsche Bank AG	220,114	10,935,057
Deutsche Boerse AG	46,037	3,094,801
Deutsche Telekom AG	704,148	8,464,742
E.ON AG	472,942	11,311,509
Muenchener Rueckversicherungs- Gesellschaft AG	38,051	5,728,527
RWE AG	115,638	5,513,794
SAP AG	218,472	15,233,572
Siemens AG	204,018	20,537,102
Volkswagen AG Preference Shares	33,997	5,969,350

		151,737,061

IRELAND — 0.8%
CRH PLC	171,465	3,493,601

ITALY — 8.7%
Assicurazioni Generali SpA	315,785	4,894,979
Enel SpA	1,506,253	5,439,938
ENI SpA	625,943	14,662,464
Intesa Sanpaolo SpA	3,301,793	5,909,564
Telecom Italia SpA	2,459,161	2,919,541
UniCredit SpA	1,170,263	5,853,497

		39,679,983

LUXEMBOURG — 0.9%
APERAM	1	18
ArcelorMittal	218,330	4,166,448

		4,166,466

NETHERLANDS — 5.4%
Ageas VVPR Strip (a)	129,370	172
ING Groep NV (a)	912,762	7,593,385
Koninklijke Philips Electronics NV	218,338	4,419,562
Unilever NV	367,025	12,470,893

		24,484,012

SPAIN — 12.2%
Banco Bilbao Vizcaya Argentaria SA	1,158,491	9,205,662
Banco Santander SA	2,142,765	16,464,809
Iberdrola SA	878,078	4,977,864
Industria de Diseno Textil SA	50,109	4,792,559
Repsol YPF SA	179,299	4,491,310
Telefonica SA	940,635	15,388,724

		55,320,928

TOTAL COMMON STOCKS —
(Cost $527,036,602)		453,757,501

SHORT TERM INVESTMENT — 0.0% (b)
UNITED STATES — 0.0% (b)
MONEY MARKET FUND — 0.0% (b)
State Street Institutional Liquid Reserves Fund 0.23% (c)(d) (Cost $44,021)	44,021	44,021

TOTAL INVESTMENTS — 99.9%
(Cost $527,080,623)		453,801,522
OTHER ASSETS & LIABILITIES — 0.1%		529,522

NET ASSETS — 100.0%		$454,331,044

(a)	Non-income producing security.
(b)	Amount shown represents less than 0.05% of net assets.
(c)	Affiliated Fund managed by SSgA Funds Management, Inc. (Note 3)
(d)	The rate shown is the annualized seven-day yield at period end.
PLC = Public Limited Company

See accompanying notes to financial statements.

SPDR S&P Emerging Asia Pacific ETF
SCHEDULE OF INVESTMENTS
March 31, 2012 (Unaudited)

Security Description	Shares	Value

COMMON STOCKS — 100.2%
CHINA — 28.0%
Agricultural Bank of China, Ltd. (a)	4,108,000	$1,761,932
Air China, Ltd. (a)	1,525,414	1,057,023
Aluminum Corp. of China, Ltd. (a)	1,534,304	739,090
Angang Steel Co., Ltd. (a)	601,244	386,426
Anhui Conch Cement Co., Ltd. (a)	1,047,750	3,319,764
Baidu, Inc. ADR (b)	67,941	9,903,760
Bank of China, Ltd.	14,619,466	5,893,731
Bank of Communications Co., Ltd. (a)	2,613,630	1,976,044
BYD Co., Ltd. (a)(b)	133,800	373,965
China Citic Bank Corp., Ltd.	2,391,341	1,438,377
China Coal Energy Co., Ltd	980,000	1,099,408
China Communications Construction Co., Ltd. (a)	1,022,000	1,025,423
China Construction Bank Corp.	16,895,148	13,056,529
China COSCO Holdings Co., Ltd. (a)	1,430,730	904,802
China Life Insurance Co., Ltd. (a)	2,103,708	5,459,778
China Longyuan Power Group Corp. (a)	705,000	589,316
China Merchants Bank Co., Ltd. (a)	1,325,380	2,710,849
China Merchants Property Development Co., Ltd.	484,084	814,289
China Minsheng Banking Corp., Ltd. (a)	1,072,000	970,654
China National Building Material Co., Ltd. (a)	618,000	779,266
China Oilfield Services, Ltd.	406,557	583,339
China Pacific Insurance Group Co., Ltd. (a)	238,400	738,475
China Petroleum & Chemical Corp.	5,651,174	6,157,771
China Railway Construction Corp. (a)	352,500	219,291
China Railway Group, Ltd. (a)	1,009,000	323,597
China Shenhua Energy Co., Ltd.	1,164,040	4,910,138
China Shipping Container Lines Co., Ltd. (a)(b)	6,200,339	2,140,251
China Shipping Development Co., Ltd.	927,215	642,506
China Telecom Corp., Ltd.	5,525,320	3,060,133
Ctrip.com International, Ltd. ADR (a)(b)	75,268	1,628,800
Dongfeng Motor Group Co., Ltd. (a)	676,468	1,221,546
Focus Media Holding, Ltd. ADR (a)	37,033	930,269
Guangzhou Automobile Group Co., Ltd. (a)	1,260,032	1,249,645
Guangzhou R&F Properties Co., Ltd. (a)	869,376	1,035,771
Huaneng Power International, Inc. (a)	1,888,472	1,026,449
Industrial & Commercial Bank of China (a)	13,170,138	8,498,505
Inner Mongolia Yitai Coal Co., Ltd.	304,432	1,625,971
Jiangsu Expressway Co., Ltd.	1,824,299	1,764,617
Jiangxi Copper Co., Ltd. (a)	820,578	1,887,625
Lenovo Group, Ltd.	2,881,703	2,594,424
Maanshan Iron & Steel (a)	1,524,971	443,899
Mindray Medical International, Ltd. ADR (a)	17,131	564,809
Netease.com ADR (b)	52,328	3,040,257
PetroChina Co., Ltd.	6,139,208	8,682,188
PICC Property & Casualty Co., Ltd.	675,416	803,818
Ping An Insurance Group Co. of China, Ltd. (a)	479,364	3,624,249
Samling Global, Ltd.	3,242,707	313,245
Semiconductor Manufacturing International Corp. (b)	11,491,837	569,855
Shanghai Electric Group Co., Ltd. (a)	2,572,418	1,308,739
Sina Corp. (a)(b)	21,271	1,382,615
Sinopec Shanghai Petrochemical Co., Ltd. (a)	1,883,252	681,600
Sohu.com, Inc. (a)(b)	5,912	326,165
Suntech Power Holdings Co., Ltd. ADR (a)(b)	43,667	133,621
Tencent Holdings, Ltd.	191,194	5,333,928
Tingyi Cayman Islands Holding Corp. (a)	930,383	2,690,250
Want Want China Holdings, Ltd. (a)	1,612,000	1,802,184
Yanzhou Coal Mining Co., Ltd.	1,048,882	2,275,009
Zijin Mining Group Co., Ltd. (a)	2,320,685	920,622

		131,396,602

HONG KONG — 8.4%
Agile Property Holdings, Ltd. (a)	1,768,088	2,040,452
Beijing Enterprises Holdings, Ltd.	116,000	707,445
China Mengniu Dairy Co., Ltd.	463,390	1,357,821
China Merchants Holdings International Co., Ltd. (a)	523,513	1,753,135
China Mobile, Ltd.	1,211,136	13,329,672
China Overseas Land & Investment, Ltd. (a)	1,403,084	2,667,377
China Resources Enterprise, Ltd.	574,746	2,006,133
China Resources Land, Ltd. (a)	477,355	825,103
China Resources Power Holdings Co., Ltd.	450,000	833,462
China Unicom (Hong Kong), Ltd. (a)	1,294,172	2,193,625
China Yurun Food Group, Ltd. (a)	274,659	390,551
Citic Pacific, Ltd. (a)	306,000	515,518
CNOOC, Ltd.	3,720,249	7,647,498
COSCO Pacific, Ltd.	708,143	1,068,964
Kingboard Chemical Holdings, Ltd.	150,000	524,536
Kunlun Energy Co., Ltd.	586,000	1,056,672
Sino-Ocean Land Holdings, Ltd. (a)	1,100,784	523,170

		39,441,134

INDIA — 16.4%
Anant Raj Industries, Ltd.	97,475	111,930
Apollo Hospitals Enterprise, Ltd.	199,988	2,507,652
Axis Bank, Ltd.	36,764	827,145
Bharat Heavy Electricals, Ltd.	329,413	1,662,745
Bharti Airtel, Ltd.	576,529	3,823,911
Cipla, Ltd.	267,554	1,602,330
DLF, Ltd.	106,242	420,735
Dr Reddy’s Laboratories, Ltd.	13,519	468,302
GAIL India, Ltd.	79,471	586,926
Godrej Industries, Ltd.	31,065	157,810
Gujarat Mineral Development Corp., Ltd.	73,201	261,581
HDFC Bank, Ltd.	442,464	4,514,965
Hero Motocorp, Ltd.	20,861	841,585
Hindalco Industries, Ltd.	185,161	470,308
Hindustan Construction Co.	60,963	30,754

See accompanying notes to financial statements.

SPDR S&P Emerging Asia Pacific ETF
SCHEDULE OF INVESTMENTS (continued)
March 31, 2012 (Unaudited)

Security Description	Shares	Value

Hindustan Unilever, Ltd.	481,826	$3,878,158
Hindustan Zinc, Ltd.	567,203	1,473,536
Housing Development & Infrastructure, Ltd. (b)	17,055	28,673
Housing Development Finance Corp., Ltd.	252,782	3,340,821
ICICI Bank, Ltd.	193	3,372
ICICI Bank, Ltd. ADR	81,775	2,851,494
Idea Cellular, Ltd. (b)	744,773	1,444,373
IFCI, Ltd.	14,184	11,666
India Infoline, Ltd. (b)	182,979	240,285
Indiabulls Financial Services, Ltd.	146,968	597,450
Indiabulls Infrastructure & Power, Ltd. (b)(c)	91,588	0
Indiabulls Real Estate, Ltd.	28,134	35,261
Indiabulls Securities, Ltd. (b)	165,318	29,854
Indian Hotels Co., Ltd.	874,187	1,093,055
Indian Oil Corp., Ltd.	123,026	634,389
Infosys Technologies, Ltd. ADR (a)	130,535	7,444,411
Infrastructure Development Finance Co., Ltd.	259,356	687,272
ITC, Ltd. GDR	427,735	1,908,126
IVRCL Infrastructures & Projects, Ltd.	69,247	89,914
Jai Corp., Ltd.	30,971	52,890
Jaiprakash Associates, Ltd.	34,869	55,919
Jindal Steel & Power, Ltd.	89,138	953,844
JSW Steel, Ltd.	24,085	341,076
KEC International, Ltd.	26,880	34,375
Lanco Infratech, Ltd. (b)	324,912	116,074
Larsen & Toubro, Ltd. GDR	34,621	882,836
Mahindra & Mahindra, Ltd.	162,481	2,233,177
Mercator Lines, Ltd. (b)	374,458	185,594
NTPC, Ltd.	237,500	758,723
Oil & Natural Gas Corp., Ltd.	495,081	2,607,812
Patel Engineering, Ltd.	8,929	18,561
Reliance Capital, Ltd.	55,234	425,436
Reliance Communications, Ltd.	326,293	538,324
Reliance Industries, Ltd. GDR (d)	225,682	6,578,630
Reliance Infrastructure, Ltd.	109,275	1,259,628
Satyam Computer Services, Ltd. ADR (a)(b)	100,352	317,534
Sesa Goa, Ltd.	101,275	387,050
Siemens India, Ltd.	112,726	1,680,546
State Bank of India	30,202	1,242,791
Steel Authority of India, Ltd.	344,356	637,070
Sterlite Industries India, Ltd.	265,495	578,726
Sun Pharmaceutical Industries, Ltd.	90,625	1,013,872
Suzlon Energy, Ltd. (b)	220,984	109,527
Tata Consultancy Services, Ltd.	135,476	3,108,143
Tata Motors, Ltd.	507,766	2,743,402
Tata Steel, Ltd.	56,681	524,865
Unitech, Ltd. (b)	216,628	122,251
United Spirits, Ltd.	17,825	212,049
Wipro, Ltd. ADR (a)	172,572	1,898,292
Zee Entertainment Enterprises, Ltd.	375,750	934,857

		76,634,663

INDONESIA — 4.9%
Adaro Energy Tbk PT	4,326,500	913,183
Astra International Tbk PT	473,220	3,827,058
Bakrieland Development Tbk PT (b)	5,387,500	72,470
Bank Central Asia Tbk PT	3,066,296	2,682,674
Bank Mandiri Tbk PT	1,949,405	1,460,348
Bank Rakyat Indonesia Persero Tbk PT	5,692,296	4,326,493
Bumi Resources Tbk PT	5,418,964	1,392,669
Gudang Garam Tbk PT	137,000	824,787
Indocement Tunggal Prakarsa Tbk PT	469,925	948,175
Indosat Tbk PT	1,043,748	576,436
Perusahaan Gas Negara Tbk PT	4,622,140	1,920,837
Semen Gresik Persero Tbk PT	761,500	1,020,163
Telekomunikasi Indonesia Tbk PT	2,390,594	1,830,070
United Tractors Tbk PT	381,545	1,376,967

		23,172,330

MALAYSIA — 7.8%
Alliance Financial Group Bhd	1,981,310	2,515,846
Axiata Group Bhd	663,200	1,125,719
Bintulu Port Holdings Bhd	730,506	1,659,645
Bursa Malaysia Bhd	572,234	1,378,517
Carlsberg Brewery Malay Bhd	994,703	3,344,358
CIMB Group Holdings Bhd	526,800	1,322,374
ECM Libra Financial Group Bhd	4,702,716	1,212,713
Genting Bhd	948,000	3,354,438
Genting Malaysia Bhd	791,900	1,013,301
IJM Corp. Bhd	1,276,940	2,346,718
IJM Land Bhd	27,580	19,626
IOI Corp. Bhd	1,576,096	2,747,300
Landmarks Bhd (b)	1,581,300	521,336
Lingkaran Trans Kota Holdings Bhd	93,100	123,688
Malayan Banking Bhd	571,225	1,653,914
Malaysian Airline System Bhd (b)	2,296,266	1,004,405
Maxis Bhd	543,100	1,079,641
Naim Holdings Bhd	1,592,413	977,227
OSK Holdings Bhd	2,076,025	1,152,029
OSK Ventures International Bhd (b)	287,764	38,512
PPB Group Bhd	152,400	840,725
Public Bank Bhd	255,000	1,135,368
Sime Darby Bhd	491,900	1,563,932
Star Publications Malaysia Bhd	88,800	95,076
TAN Chong Motor Holdings Bhd	633,900	929,072
Tenaga Nasional Bhd	486,550	1,021,223
Uchi Technologies Bhd	2,175,100	859,106
Wah Seong Corp Bhd	1,557,106	1,052,133
Zelan Bhd (b)	1,718,700	244,046

		36,331,988

PHILIPPINES — 1.9%
Ayala Land, Inc.	6,590,875	3,185,295
First Gen Corp. (b)	6,149,570	1,936,466
First Philippine Holdings Corp.	1,205,724	1,821,153
Philippine Long Distance Telephone Co.	33,879	2,130,507

		9,073,421

TAIWAN — 28.0%
Acer, Inc.	1,010,456	1,340,336
Advanced Semiconductor Engineering, Inc.	2,596,441	2,612,760
Asia Cement Corp.	1,467,061	1,786,947

See accompanying notes to financial statements.

SPDR S&P Emerging Asia Pacific ETF
SCHEDULE OF INVESTMENTS (continued)
March 31, 2012 (Unaudited)

Security Description	Shares	Value

Asustek Computer, Inc.	229,138	$2,162,155
AU Optronics Corp. ADR (a)	261,430	1,192,121
Catcher Technology Co., Ltd.	383,539	2,709,444
Cathay Financial Holding Co., Ltd.	1,762,334	2,006,282
Chang Hwa Commercial Bank	3,535,220	2,018,278
Chimei Innolux Corp. (b)	249,643	116,302
China Development Financial Holding Corp.	4,931,272	1,503,717
China Steel Chemical Corp. (b)	43,877	208,128
China Steel Corp.	3,091,137	3,157,695
Chinatrust Financial Holding Co., Ltd.	3,686,173	2,316,777
Chunghwa Picture Tubes, Ltd. (b)	2,144,368	135,864
Chunghwa Telecom Co., Ltd.	841,268	2,590,973
Compal Electronics, Inc.	2,133,431	2,399,834
Delta Electronics, Inc.	657,893	1,928,128
Epistar Corp. (b)	294,170	750,512
Everlight Electronics Co., Ltd. (b)	257,996	541,962
Far Eastern New Century Corp.	2,081,128	2,407,987
First Financial Holding Co., Ltd	2,890,327	1,738,241
Formosa Chemicals & Fibre Corp.	1,102,390	3,219,638
Formosa Petrochemical Corp.	400,000	1,246,845
Formosa Plastics Corp.	1,623,940	4,781,392
Foxconn Technology Co., Ltd.	475,889	1,967,116
Fubon Financial Holding Co., Ltd.	2,352,790	2,650,571
Hon Hai Precision Industry Co., Ltd.	2,323,305	9,013,143
HTC Corp.	273,710	5,536,427
Hua Nan Financial Holdings Co., Ltd.	2,728,140	1,562,133
King Yuan Electronics Co., Ltd. (b)	2,989,898	1,129,525
Largan Precision Co., Ltd.	61,710	1,212,685
Lite-On Technology Corp.	917,105	1,109,307
Macronix International Co., Ltd. (b)	2,117,411	789,155
MediaTek, Inc.	334,219	3,198,999
Mega Financial Holding Co., Ltd.	2,750,740	1,943,212
Motech Industries, Inc.	164,507	274,229
Nan Ya Plastics Corp.	1,653,960	3,737,794
Novatek Microelectronics Corp.	249,062	758,633
Pegatron Corp.	516,630	805,197
Powerchip Technology Corp. (b)	2,368,555	88,276
Powertech Technology, Inc. (b)	569,518	1,109,532
ProMOS Technologies, Inc. (b)(e)	1,135,850	0
Quanta Computer, Inc.	1,421,194	3,722,180
Realtek Semiconductor Corp.	470,452	859,149
Shin Kong Financial Holding Co., Ltd. (b)	3,344,642	1,065,227
Siliconware Precision Industries Co.	1,124,745	1,364,274
SinoPac Financial Holdings Co., Ltd.	3,646,219	1,315,700
Synnex Technology International Corp.	330,000	819,563
Tainan Enterprises Co., Ltd. (b)	941,567	1,197,914
Taishin Financial Holdings Co., Ltd.	3,571,044	1,427,716
Taiwan Cement Corp.	1,868,216	2,186,954
Taiwan FU Hsing Industrial Co., Ltd.	2,247,000	1,450,316
Taiwan Mobile Co., Ltd.	418,200	1,273,821
Taiwan Semiconductor Manufacturing Co., Ltd. ADR	1,224,211	18,705,944
Tatung Co., Ltd. (b)	1,145,107	333,276
Tripod Technology Corp.	595,361	1,997,010
Uni-President Enterprises Corp.	2,028,235	2,807,210
United Integrated Services Co., Ltd.	1,667,000	1,928,816
United Microelectronics Corp. ADR (a)	879,586	2,154,986
Via Technologies, Inc. (b)	518,981	333,216
Walsin Lihwa Corp.	749,000	237,532
Wistron Corp.	999,711	1,507,298
Yageo Corp.	4,848,000	1,456,971
Yuanta Financial Holding Co., Ltd. (b)	2,481,823	1,290,755

		131,194,080

THAILAND — 4.8%
Advanced Info Service PCL (Foreign ownership limit)	664,823	3,965,233
Bangkok Expressway PCL	2,549,542	1,785,093
CP ALL PCL	576,900	1,224,861
Electricity Generating PCL (Foreign ownership limit)	639,646	1,928,268
IRPC PCL	4,660,239	706,966
Kasikornbank PCL (Foreign ownership limit)	282,254	1,431,856
PTT Exploration & Production PCL	559,645	3,165,577
PTT PCL	357,726	4,104,862
Siam Cement PCL NVDR	78,000	897,569
Siam Commercial Bank PCL (Foreign ownership limit)	374,497	1,741,988
Thai Oil PCL	676,505	1,589,841

		22,542,114

TOTAL COMMON STOCKS —
(Cost $448,224,802)		469,786,332

PREFERRED STOCK — 0.0% (f)
MALAYSIA — 0.0% (f)
Malaysian Airline System Bhd (Cost $808)	3,887	1,116

SHORT TERM INVESTMENTS — 6.3%
UNITED STATES — 6.3%
MONEY MARKET FUNDS — 6.3%
State Street Navigtor Securities Lending Prime Portfolio (g)(h)	29,458,023	29,458,023
State Street Institutional Liquid Reserves Fund 0.23% (h)(i)	100	100

TOTAL SHORT TERM INVESTMENTS —
(Cost $29,458,123)		29,458,123

TOTAL INVESTMENTS — 106.5%
(Cost $477,683,733)		499,245,571
OTHER ASSETS & LIABILITIES — (6.5)%		(30,399,759)

NET ASSETS — 100.0%		$468,845,812

See accompanying notes to financial statements.

SPDR S&P Emerging Asia Pacific ETF
SCHEDULE OF INVESTMENTS (continued)
March 31, 2012 (Unaudited)

(a)	A portion of the security was on loan at March 31, 2012.
(b)	Non-income producing security.
(c)	Security is valued at fair value as determined in good faith by the Trust’s Pricing and Investment Committee in accordance with procedures approved by the Board of Trustees. Security value is determined based on Level 2 inputs. (Note 2)
(d)	Security purchased pursuant to Rule 144A of the Securities Act of 1933. This security, which represents 1.4% of net assets as of March 31, 2012, is considered liquid and may be resold in transactions exempt from registration, normally to qualified institutional buyers.
(e)	Security is valued at fair value as determined in good faith by the Trust’s Pricing and Investment Committee in accordance with procedures approved by the Board of Trustees. Security value is determined based on Level 3 inputs. (Note 2)
(f)	Amount shown represents less than 0.05% of net assets.
(g)	Investments of cash collateral for securities loaned.
(h)	Affiliated Fund managed by SSgA Funds Management, Inc. (Note 3)
(i)	The rate shown is the annualized seven-day yield at period end.
ADR = American Depositary Receipt
GDR = Global Depositary Receipt
NVDR = Non Voting Depositary Receipt

See accompanying notes to financial statements.

SPDR S&P Small Cap Emerging Asia Pacific ETF
SCHEDULE OF INVESTMENTS
March 31, 2012 (Unaudited)

Security Description	Shares	Value

COMMON STOCKS — 99.2%
CHINA — 7.7%
Anhui Expressway Co., Ltd.	28,000	$15,435
BYD Co., Ltd. (a)	14,500	40,527
BYD Electronic International Co., Ltd. (a)	20,500	6,179
China Huiyuan Juice Group, Ltd.	17,500	5,477
China Liansu Group Holdings	29,000	18,302
China Minzhong Food Corp., Ltd. (a)	17,000	13,521
China National Accord Mediicines Corp., Ltd (a)	6,400	12,282
China SCE Property Holdings, Ltd.	49,000	11,045
China Suntien Green Energy Corp., Ltd.	43,000	7,920
China Vanadium Titano — Magnetite Mining Co., Ltd.	38,000	8,810
China Wireless Technologies, Ltd.	36,000	5,981
Chongqing Machinery & Electric Co., Ltd.	52,000	9,711
Dongyue Group	20,000	18,393
First Tractor Co., Ltd. (a)	12,000	12,087
Great Wall Technology Co., Ltd.	40,000	9,274
Haitian International Holdings, Ltd.	12,000	13,462
Hangzhou Steam Turbine Co. (a)	15,100	19,585
Harbin Electric Co., Ltd.	18,000	18,872
Huangshan Tourism Development Co., Ltd. (a)	11,300	14,294
Hunan Non-Ferrous Metal Corp., Ltd. (a)	34,000	10,554
Jiangsu Future Land Co., Ltd. (a)	25,800	14,912
Kingsoft Corp., Ltd.	23,000	10,220
Livzon Pharmaceutical, Inc. Class B (a)	4,100	9,711
Lonking Holdings, Ltd.	43,000	15,120
MIE Holdings Corp.	30,000	9,776
Peak Sport Products Co., Ltd.	23,000	5,569
Ports Design, Ltd.	7,000	10,278
Semiconductor Manufacturing International Corp. (a)	388,000	19,240
Shandong Airlines Co., Ltd. Class B (a)	7,500	11,573
Shanghai Chlor-Alkali Chemical Co., Ltd. (a)	13,900	6,755
Shanghai Dajiang Group, Class B (a)	22,600	7,526
Shanghai Diesel Engine Co., Ltd. Class B (a)	11,600	10,475
Shanghai Haixin Group Co. (a)	17,700	7,576
Shenguan Holdings Group, Ltd.	26,000	15,404
Shenzhou International Group Holdings, Ltd.	9,000	17,295
Sound Global, Ltd.	26,000	12,304
TCL Communication Technology Holdings, Ltd.	14,000	6,257
Tong Ren Tang Technologies Co., Ltd.	9,000	11,940
Travelsky Technology, Ltd. (a)	23,000	12,057
Xinjiang Xinxin Mining Industry Co., Ltd.	35,000	9,827
Zhejiang Southeast Electric Power Co. (a)	46,900	23,075

		518,601

HONG KONG — 12.9%
361 Degrees International, Ltd.	17,000	5,167
Anxin-China Holdings, Ltd. (a)	56,000	11,396
Asian Citrus Holdings, Ltd.	14,000	9,521
Beijing Capital International Airport Co., Ltd. (a)	40,000	23,132
Beijing Capital Land, Ltd.	46,000	12,975
Boshiwa International Holding, Ltd. (b)	32,000	6,924
CGN Mining Co., Ltd. (a)	55,000	7,155
China Dongxiang Group Co.	61,000	10,057
China Everbright International, Ltd.	38,000	17,865
China High Speed Transmission Equipment Group Co., Ltd.	26,000	13,897
China Lilang, Ltd.	14,000	14,948
China Lumena New Materials Corp.	82,000	14,681
China Medical System Holdings, Ltd.	17,000	12,393
China Metal Recycling Holdings, Ltd.	12,000	14,683
China Modern Dairy Holdings, Ltd. (a)	70,000	20,015
China National Materials Co., Ltd.	26,000	10,549
China Overseas Grand Oceans Group, Ltd.	12,000	13,138
China Power International Development, Ltd.	49,000	10,729
China Shineway Pharmaceutical Group, Ltd.	9,000	13,632
China Travel International Investment Hong Kong, Ltd.	76,000	15,564
Citic 21CN Co., Ltd. (a)	116,000	7,172
Citic Resources Holdings, Ltd. (a)	70,000	11,901
Comba Telecom Systems Holdings, Ltd.	19,000	10,523
Cosco International Holdings, Ltd.	28,000	12,081
Dawnrays Pharmaceutical Holdings, Ltd.	12,000	3,138
Digital China Holdings, Ltd.	14,000	27,805
Franshion Properties China, Ltd. (a)	76,000	19,578
Fufeng Group, Ltd.	20,000	8,707
Global Bio-Chem Technology Group Co., Ltd.	46,000	9,006
Glorious Property Holdings, Ltd. (a)	55,000	8,713
Greatview Aseptic Packaging Co., Ltd. (a)	23,000	12,087
Greentown China Holdings, Ltd.	14,500	9,151
Hidili Industry International Development, Ltd.	29,000	10,309
Hua Han Bio-Pharmaceutical Holdings, Ltd.	48,000	9,645
Kaisa Group Holdings, Ltd. (a)	43,000	8,640
Kingboard Laminates Holdings, Ltd.	20,000	9,454
Kingway Brewery Holdings, Ltd.	24,000	9,243
KWG Property Holding, Ltd.	27,500	15,868
Li Ning Co., Ltd.	16,000	17,022
Lianhua Supermarket Holdings Co., Ltd. (a)	9,000	10,236
Minth Group, Ltd.	12,000	13,910
NVC Lighting Holdings, Ltd.	43,000	15,951
Pacific Online, Ltd.	17,000	7,729
PCD Stores, Ltd.	70,000	9,918
Real Nutriceutical Group, Ltd	17,000	5,452
Shenzhen International Holdings, Ltd.	217,500	15,128
Shenzhen Investment, Ltd.	76,000	16,543
Shougang Concord International Enterprises Co., Ltd.	226,000	13,244
Sichuan Expressway Co., Ltd.	24,000	8,686
Sihuan Pharmaceutical Holdings Group, Ltd.	40,000	15,611
Silver Base Group Holdings, Ltd.	12,000	8,331
Sino Biopharmaceutical	48,000	12,859
Sinotrans Shipping, Ltd.	37,500	8,984
Sinotrans, Ltd.	49,000	9,151

See accompanying notes to financial statements.

SPDR S&P Small Cap Emerging Asia Pacific ETF
SCHEDULE OF INVESTMENTS (continued)
March 31, 2012 (Unaudited)

Security Description	Shares	Value

Sinotruk Hong Kong, Ltd.	17,500	$10,143
Springland International Holdings, Ltd.	24,000	17,372
Sunac China Holdings, Ltd. (a)	37,000	10,961
The United Laboratories International Holdings, Ltd.	18,000	8,949
Tianjin Port Development Holdings, Ltd.	122,000	16,971
Tianneng Power International, Ltd.	18,000	10,456
United Energy Group, Ltd. (a)	76,000	13,019
Vinda International Holdings, Ltd.	9,000	13,910
VODone, Ltd.	52,000	7,233
Wasion Group Holdings, Ltd.	18,000	8,369
West China Cement, Ltd.	70,000	14,696
Winsway Coking Coal Holding, Ltd. (a)	42,000	8,439
Yashili International Holdings, Ltd.	52,000	8,372
Yingde Gases (a)	24,500	27,832
Yip’s Chemical Holdings, Ltd.	12,000	8,655
Yuexiu Property Co., Ltd.	138,000	27,373
Yuexiu Transport Infrasctruct Ltd	18,000	8,972

		871,919

INDIA — 13.6%
Amtek Auto, Ltd.	3,911	10,206
Arvind, Ltd. (a)	5,217	8,438
Aurobindo Pharma, Ltd.	4,128	9,642
Bajaj Finserv, Ltd.	1,184	14,212
Bajaj Holdings and Investment, Ltd.	961	15,377
Bharat Forge, Ltd.	2,944	18,495
Bhushan Steel, Ltd.	2,009	16,428
Biocon, Ltd.	1,772	8,313
Bombay Rayon Fashions, Ltd.	1,592	7,795
CESC, Ltd.	2,649	14,128
Core Education & Technologies, Ltd.	2,455	13,577
Coromandel International, Ltd.	2,414	13,441
Corporation Bank	1,861	15,518
Crompton Greaves, Ltd.	3,668	9,943
Dewan Housing Finance, Corp., Ltd.	2,148	10,087
Dish TV India, Ltd. (a)	9,177	11,511
Edelweiss Capital, Ltd.	15,230	8,206
Emami, Ltd.	1,375	10,911
Era Infra Engineering, Ltd.	7,200	19,454
Federal Bank, Ltd.	2,782	23,290
Financial Technologies India, Ltd.	735	9,872
Fortis Healthcare, Ltd. (a)	4,742	9,327
Gateway Distriparks, Ltd.	5,110	15,432
Glenmark Pharmaceuticals, Ltd.	2,637	16,015
Godrej Industries, Ltd.	3,555	18,059
Gujarat Gas Co., Ltd.	2,125	16,374
GVK Power & Infrastructure, Ltd. (a)	55,980	19,120
HCL Infosystems, Ltd.	8,786	7,821
Hindustan Construction Co.	26,367	13,301
Housing Development & Infrastructure, Ltd. (a)	9,203	15,472
IFCI, Ltd.	24,717	20,329
India Cements, Ltd.	8,589	18,790
India Infoline, Ltd. (a)	7,675	10,079
Indiabulls Financial Services, Ltd.	3,998	16,253
Indiabulls Real Estate, Ltd.	8,036	10,072
Indian Hotels Co., Ltd.	13,994	17,498
Jain Irrigation Systems, Ltd.	4,959	9,583
Jammu & Kashmir Bank, Ltd.	1,028	18,544
JSW Energy, Ltd.	13,910	16,737
Jubilant Foodworks, Ltd. (a)	617	14,244
Mahindra & Mahindra Financial Services	1,129	14,857
Manappuram Finance, Ltd.	9,521	5,691
Marico, Ltd.	4,742	16,317
MAX India, Ltd. (a)	5,020	16,663
McLeod Russel India, Ltd.	2,516	13,401
Motherson Sumi Systems, Ltd.	3,080	11,266
Mphasis, Ltd.	1,685	13,399
Opto Circuits India, Ltd.	3,312	13,100
Patni Computer Systems, Ltd. (a)	1,036	10,042
Pipavav Defence & Offshore Engineering Co., Ltd. (a)	4,768	7,487
Piramal Healthcare, Ltd.	1,517	14,037
PTC India, Ltd.	12,544	15,118
Punj Lloyd, Ltd.	13,896	15,057
Rajesh Exports, Ltd.	4,470	11,542
REI Agro, Ltd.	19,781	4,756
Rolta India, Ltd.	6,508	11,995
Satyam Computer Services, Ltd. (a)	14,828	23,459
Sintex Industries, Ltd.	5,234	8,861
Strides Arcolab, Ltd. (a)	1,225	14,111
Suzlon Energy, Ltd. (a)	22,158	10,982
Tata Chemicals, Ltd.	2,727	18,556
Tata Global Beverages, Ltd.	8,320	18,348
Thermax, Ltd.	1,291	11,771
Unitech, Ltd. (a)	34,299	19,356
United Phosphorus, Ltd.	6,013	15,356
Videocon Industries, Ltd.	2,956	9,945
Voltas, Ltd.	5,437	11,980
Welspun Corp., Ltd	3,763	9,942

		919,289

INDONESIA — 6.2%
Alam Sutera Realty Tbk PT	230,000	15,595
Bakrie and Brothers Tbk PT (a)(b)	1,732,500	9,473
Bakrie Sumatera Plantations Tbk PT	356,000	11,485
Bakrie Telecom Tbk PT (a)	570,500	15,910
Bakrieland Development Tbk PT (a)	841,000	11,313
Bank Pembangunan Daerah Jawa Barat Dan Banten Tbk PT	175,000	21,243
Bank Tabungan Negara Tbk PT	71,000	9,318
Barito Pacific Tbk PT (a)	110,000	9,504
Bhakti Investama Tbk PT	343,000	13,691
Bisi International PT	76,500	7,195
Bumi Resources Minerals Tbk PT (a)	202,500	14,173
Ciputra Development Tbk PT	200,000	15,748
Darma Henwa PT Tbk (a)	985,500	9,592
Delta Dunia Makmur Tbk PT (a)	159,000	10,607
Energi Mega Persada Tbk PT (a)	680,500	13,619
Gajah Tunggal Tbk PT	40,500	11,848
Garuda Indonesia Tbk PT (a)	171,000	11,594
Global Mediacom Tbk PT	123,000	21,522
Holcim Indonesia Tbk PT	43,500	12,250
Indah Kiat Pulp & Paper Corp. Tbk PT (a)	62,000	7,865
Indika Energy Tbk PT	48,000	13,255
Japfa Comfeed Indonesia Tbk PT	24,500	11,052
Kawasan Industri Jababeka Tbk PT (a)	401,000	8,552
Medco Energi Internasional Tbk PT	37,500	8,817

See accompanying notes to financial statements.

SPDR S&P Small Cap Emerging Asia Pacific ETF
SCHEDULE OF INVESTMENTS (continued)
March 31, 2012 (Unaudited)

Security Description	Shares	Value

Media Nusantara Citra Tbk PT	69,500	$14,289
Mitra Adiperkasa Tbk PT	19,000	13,194
Pakuwon Jati Tbk PT (a)	596,000	13,362
Pembangunan Perumahan Persero PT Tbk	110,000	7,579
Perusahaan Perkebunan London Sumatra Indonesia Tbk PT	69,500	21,852
Sentul City Tbk PT (a)	336,000	9,186
Summarecon Agung Tbk PT	114,500	19,659
Timah Tbk PT	62,000	12,612
Trada Maritime Tbk PT	82,500	8,481

		415,435

MALAYSIA — 8.6%
Alliance Financial Group Bhd	16,500	20,952
Bandar Raya Developments Bhd	14,200	10,707
Berjaya Corp. Bhd	69,200	21,459
Berjaya Sports Toto Bhd	24,900	35,519
Boustead Holdings Bhd	13,600	24,106
Bursa Malaysia Bhd	20,800	50,107
Dialog Group Bhd	33,300	23,588
DRB-Hicom Bhd	15,900	13,079
Fraser & Neave Holdings Bhd	3,800	23,419
Genting Plantations Bhd	8,400	26,021
IGB Corp. Bhd	31,800	28,753
Kencana Petroleum Bhd (a)	33,300	34,240
KNM Group Bhd (a)	28,700	7,823
Kulim Malaysia Bhd	15,300	20,876
Lafarge Malayan Cement Bhd	7,800	18,332
Malaysian Bulk Carriers Bhd	24,300	13,564
Malaysian Resources Corp. Bhd	32,400	20,095
Media Prima Bhd	26,900	23,533
Multi-Purpose Holdings Bhd	33,600	30,271
SapuraCrest Petroleum Bhd	14,800	23,576
Sunway Real Estate Investment Trust	62,000	25,298
TAN Chong Motor Holdings Bhd	13,000	19,053
Top Glove Corp. Bhd	10,100	14,836
Tradewinds Malaysia Bhd	5,800	18,156
UOA Development Bhd (a)	30,400	13,893
Wah Seong Corp Bhd	24,300	16,419

		577,675

PHILIPPINES — 2.6%
Belle Corp. (a)	94,000	11,231
Cebu Air, Inc.	6,700	10,471
First Philippine Holdings Corp.	9,730	14,697
GMA Holdings, Inc.	98,800	20,181
Megaworld Corp.	295,000	13,467
Metro Pacific Investments Corp.	226,000	21,792
Philippine National Bank (a)	8,700	15,197
Rizal Commercial Banking Corp. (a)	17,900	17,469
Semirara Mining Corp.	3,200	18,245
SM Development Corp.	73,300	11,643
Universal Robina Corp.	16,480	24,182

		178,575

SINGAPORE — 0.2%
Yanlord Land Group, Ltd.	14,000	14,085

TAIWAN — 41.4%
Ability Enterprise Co., Ltd.	11,000	10,995
Accton Technology Corp.	19,000	11,491
Adlink Technology, Inc.	6,000	8,741
Advantech Co., Ltd. (a)	6,000	20,837
AGV Products Corp. (a)	25,000	8,513
Airtac International Group (a)	3,000	15,603
Alcor Micro Corp.	8,000	13,770
Alpha Networks, Inc. (a)	9,000	7,654
Altek Corp. (a)	11,000	10,137
AmTRAN Technology Co., Ltd. (a)	22,000	17,330
Apex Biotechnology Corp. (a)	3,000	8,040
Asia Polymer (a)	6,000	7,796
Asrock, Inc.	3,000	12,197
Aten International Co., Ltd.	3,000	5,885
Bank of Kaohsiung	31,000	9,716
Basso Industry Corp. (a)	9,000	7,318
BES Engineering Corp. (a)	42,000	11,953
Biostar Microtech International Corp. (a)	22,000	12,336
Cameo Communications, Inc.	42,000	13,320
Capital Securities Corp.	52,000	20,173
Career Technology Co., Ltd. (a)	8,000	12,875
Cathay No. 1 REIT	22,000	11,554
Cathay Real Estate Development Co., Ltd.	31,000	14,390
Charoen Pokphand Enterprise	25,000	12,790
Chaun-Choung Technology Corp. (a)	11,000	12,299
Cheng Loong Corp.	25,000	10,207
Cheng Uei Precision Industry Co., Ltd. (a)	9,000	21,528
Chicony Electronics Co., Ltd. (a)	11,000	21,617
Chien Kuo Construction Co., Ltd.	22,000	12,075
Chin-Poon Industrial Co. (a)	13,000	11,848
China Bills Finance Corp. (a)	22,000	9,541
China Chemical & Pharmaceutical Co., Ltd. (a)	16,000	11,222
China Manmade Fibers Corp. (a)	28,000	10,388
China Motor Corp.	11,000	10,752
China Steel Chemical Corp. (a)	3,000	14,230
China Synthetic Rubber Corp. (a)	11,000	10,846
Chipbond Technology Corp.	11,000	14,256
Chong Hong Construction Co., Ltd. (a)	6,000	13,681
Chroma ATE, Inc. (a)	9,000	22,931
Chung Hung Steel Corp.	25,000	8,767
Clevo Co. (a)	11,000	18,057
CMC Magnetics Corp. (a)	58,000	10,415
Compal Communications, Inc.	6,000	10,408
Coretronic Corp.	13,000	11,981
CTCI Corp. (a)	8,000	13,241
CyberTAN Technology, Inc.	11,000	10,957
D-Link Corp.	19,000	14,130
Dimerco Express Taiwan Corp. (a)	16,000	9,812
Dynamic Electronics Co., Ltd.	25,000	10,757
Dynapack International Technology Corp. (a)	3,000	16,263
Elan Microelectronics Corp. (a)	11,000	14,163
Elite Material Co., Ltd. (a)	19,000	17,607
Elite Semiconductor Memory Technology, Inc. (a)	11,000	10,286
Epistar Corp. (a)	13,000	33,167
Eternal Chemical Co., Ltd. (a)	13,000	11,320
Everlight Chemical Industrial Corp. (a)	13,000	8,853
Everlight Electronics Co., Ltd. (a)	8,000	16,805
Excelsior Medical Co., Ltd. (a)	3,000	6,343

See accompanying notes to financial statements.

SPDR S&P Small Cap Emerging Asia Pacific ETF
SCHEDULE OF INVESTMENTS (continued)
March 31, 2012 (Unaudited)

Security Description	Shares	Value

Far Eastern International Bank (a)	45,000	$17,991
Faraday Technology Corp.	9,000	14,271
Farglory Land Development Co., Ltd.	6,000	12,075
Feng Hsin Iron & Steel Co., Ltd.	8,000	14,068
Feng TAY Enterprise Co., Ltd. (a)	8,000	7,644
First Insurance Co., Ltd. (a)	13,000	5,638
FLEXium Interconnect, Inc. (a)	6,000	24,293
Formosa Taffeta Co., Ltd. (a)	16,000	15,504
Formosan Rubber Group, Inc.	19,000	13,326
Formosan Union Chemical (a)	11,000	8,106
FSP Technology, Inc.	9,000	8,447
Gemtek Technology Corp.	11,000	9,821
GeoVision, Inc. (a)	3,000	14,129
Giant Manufacturing Co., Ltd. (a)	6,000	26,326
Gigabyte Technology Co., Ltd.	16,000	13,444
Gintech Energy Corp.	9,000	10,048
Global Unichip Corp. (a)	3,000	11,283
Gloria Material Technology Corp. (a)	11,000	11,628
Goldsun Development & Construction Co., Ltd. (a)	31,000	12,657
Grand Pacific Petrochemical (a)	22,000	10,212
Great Wall Enterprise Co.	11,000	11,256
GTM Corp.	13,000	6,497
Hey Song Corp. (a)	11,000	13,864
Highwealth Construction Corp. (a)	11,000	19,082
Ho Tung Chemical Corp. (a)	22,000	13,194
Hong TAI Electric Industrial	37,000	12,599
Huaku Development Co., Ltd. (a)	6,000	15,226
I-Sheng Electric Wire & Cable Co., Ltd. (a)	9,000	14,789
Ibase Technology, Inc.	16,000	23,419
Inventec Co., Ltd.	48,000	21,061
Jess-Link Products Co., Ltd. (a)	6,000	6,200
Kenda Rubber Industrial Co., Ltd. (a)	8,000	9,338
KGI Securities Co., Ltd.	60,000	25,310
King Yuan Electronics Co., Ltd. (a)	31,000	11,711
King’s Town Bank (a)	19,000	12,231
Kinpo Electronics	55,000	13,399
Kinsus Interconnect Technology Corp. (a)	6,000	19,231
Laser Tek Taiwan Co., Ltd.	9,000	9,682
LCY Chemical Corp.	11,000	17,517
Lien Hwa Industrial Corp.	16,000	10,436
Lingsen Precision Industries, Ltd. (a)	16,000	10,219
Long Bon International Co., Ltd.	19,000	9,560
Lumax International Corp., Ltd. (a)	3,000	6,526
Macronix International Co., Ltd. (a)	60,000	22,362
Makalot Industrial Co., Ltd. (a)	6,000	17,869
Masterlink Securities Corp. (a)	31,000	10,818
Mayer Steel Pipe Corp.	13,000	5,264
Mercuries & Associates, Ltd. (a)	8,000	8,389
Merida Industry Co., Ltd.	6,000	19,272
Micro-Star International Co., Ltd.	22,000	10,771
Microbio Co., Ltd.	6,000	7,491
Mildef Crete , Inc. (a)	6,000	11,811
Mirle Automation Corp.	13,000	10,637
Mitac International Corp.	25,000	9,910
Motech Industries, Inc.	6,000	10,002
Nan Kang Rubber Tire Co., Ltd. (a)	11,000	17,163
Nantex Industry Co., Ltd. (a)	8,000	7,318
Neo Solar Power Corp.	11,000	8,609
Nien Hsing Textile Co., Ltd. (a)	8,000	5,692
Novatek Microelectronics Corp.	9,000	27,414
Oriental Union Chemical Corp. (a)	13,000	16,804
Pan-International Industrial Co., Ltd.	11,000	10,585
Phison Electronics Corp. (a)	3,000	25,665
PixArt Imaging, Inc.	3,000	7,867
Portwell, Inc. (a)	8,000	7,495
Powertech Technology, Inc. (a)	11,000	21,430
President Securities Corp.	22,000	11,889
Prime Electronics Satellitics, Inc. (a)	11,000	9,541
Prince Housing Development Corp. (a)	16,000	12,008
Promate Electronic Co., Ltd. (a)	16,000	13,282
Qisda Corp.	34,000	8,133
Radiant Opto-Electronics Corp.	9,000	39,946
Realtek Semiconductor Corp.	11,000	20,088
RichTek Technology Corp.	3,000	18,499
Ritek Corp. (a)	58,000	10,003
Ruentex Development Co., Ltd.	13,000	19,160
Ruentex Industries, Ltd.	11,000	21,542
Sampo Corp. (a)	22,000	6,187
San Fang Chemical Industry Co., Ltd. (a)	9,000	7,806
Sanyang Industry Co., Ltd.	19,000	12,907
Senao International Co., Ltd. (a)	3,000	14,027
Shinkong Synthetic Fibers Corp.	45,000	15,399
Sigurd Microelectronics Corp. (a)	13,000	10,725
Silicon Integrated Systems Corp.	19,000	7,532
Simplo Technology Co., Ltd.	6,000	45,232
Sinbon Electronics Co., Ltd. (a)	19,000	15,193
Sinmag Bakery Machine Corp. (a)	3,000	11,079
Sino-American Silicon Products, Inc.	9,000	15,674
Sinon Corp. (a)	28,000	12,902
Sinphar Pharmaceutical Co., Ltd.	11,000	9,317
Sintek Photronic Corp. (a)	13,000	6,365
Sinyi Realty Co. (a)	8,000	12,740
Solar Applied Materials Technology Corp. (a)	9,000	13,112
Solartech Energy Corp.	6,000	6,831
Southeast Cement Co., Ltd. (a)	29,000	11,300
Springsoft, Inc.	8,000	12,428
Standard Foods Corp.	3,000	10,215
Sunonwealth Electric Machine Industry Co. Ltd. (a)	6,000	4,432
Systex Corp. (a)	9,000	9,880
T JOIN Transportation Co.	9,000	10,154
Ta Chong Bank Co., Ltd. (a)	34,000	13,478
Ta Ya Electric Wire & Cable	66,000	18,381
Taichung Commercial Bank (a)	48,000	15,157
Tainan Enterprises Co., Ltd. (a)	9,000	11,450
Tainan Spinning Co., Ltd. (a)	25,000	11,223
Taisun Enterprise Co., Ltd. (a)	19,000	10,203
Taiwan Business Bank (a)	58,000	18,158
Taiwan Cogeneration Corp. (a)	16,000	13,282
Taiwan Fire & Marine Insurance Co. (a)	11,000	8,237
Taiwan Hon Chuan Enterprise Co., Ltd. (a)	6,000	13,600
Taiwan Land Development Corp. (a)	22,000	9,206
Taiwan Mask Corp. (a)	28,000	11,052
Taiwan Secom Co., Ltd (a)	6,000	12,441

See accompanying notes to financial statements.

SPDR S&P Small Cap Emerging Asia Pacific ETF
SCHEDULE OF INVESTMENTS (continued)
March 31, 2012 (Unaudited)

Security Description	Shares	Value

Taiwan Surface Mounting Technology Co., Ltd. (a)	6,000	$13,783
Tatung Co., Ltd. (a)	42,000	12,224
Teco Electric & Machinery Co., Ltd. (a)	34,000	23,443
Test-Rite International Co. (a)	13,000	8,963
Thye Ming Industrial Co., Ltd. (a)	9,000	8,706
Tong Hsing Electronic Industries Ltd. (a)	3,000	10,520
Tong Yang Industry Co., Ltd. (a)	9,000	9,575
Topco Scientific Co., Ltd.	9,000	16,467
Topoint Technology Co., Ltd. (a)	11,000	7,659
Transcend Information, Inc. (a)	6,000	17,320
Tripod Technology Corp.	9,000	30,189
TSRC Corp. (a)	11,000	28,139
TTY Biopharm Co., Ltd. (a)	3,000	12,807
Tung Ho Steel Enterprise Corp.	16,000	16,236
TXC Corp.	9,000	14,164
TYC Brother Industrial Co., Ltd. (a)	19,000	9,077
Tycoons Group Enterprise (a)	42,000	9,136
U-Ming Marine Transport Corp. (a)	6,000	10,347
Unity Opto Technology Co., Ltd.	9,000	10,368
Universal Cement Corp. (a)	16,000	7,779
Unizyx Holding Corp. (a)	16,000	10,219
UPC Technology Corp. (a)	16,000	9,135
USI Corp. (a)	13,000	12,817
Ve Wong Corp. (a)	13,000	9,470
Via Technologies, Inc. (a)	16,000	10,273
Visual Photonics Epitaxy Co., Ltd.	6,000	11,039
Walsin Lihwa Corp.	63,000	19,979
Wan Hai Lines, Ltd.	19,000	10,879
Waterland Financial Holdings Co., Ltd. (a)	45,000	15,475
Wei Chuan Food Corp. (a)	11,000	12,243
Weikeng Industrial Co., Ltd. (a)	16,000	13,932
Winbond Electronics Corp. (a)	60,000	11,079
Wintek Corp.	25,000	19,397
Wistron NeWeb Corp.	3,000	6,607
Yageo Corp.	42,000	12,622
Yang Ming Marine Transport Corp.	22,000	11,740
Yieh Phui Enterprise Co., Ltd.	28,000	10,246
Yuen Foong Yu Paper Manufacturing Co., Ltd. (a)	28,000	12,760
Yung Lien Life Service Corp. (a)	3,000	9,565
Yungtay Engineering Co., Ltd. (a)	8,000	12,807
Zenitron Corp. (a)	16,000	12,523
Zinwell Corp. (a)	9,000	10,886

		2,794,054

THAILAND — 6.0%
Bangkok Chain Hospital PCL	51,200	12,613
Bangkok Expressway PCL	24,300	17,014
Bumrungrad Hospital PCL	8,900	15,434
Dynasty Ceramic PCL	6,900	14,594
Electricity Generating PCL (Foreign ownership limit)	6,900	20,801
Home Product Center PCL (Foreign ownership limit)	43,400	19,555
Minor International PCL	44,500	20,627
Precious Shipping PCL	18,200	9,380
Pruksa Real Estate PCL	26,300	12,873
Robinson Department Store PCL (Foreign ownership limit)	11,800	19,603
Siam City Cement PCL	2,000	19,838
Siam Makro PCL	2,000	23,209
Sri Trang Agro-Industry PCL	17,300	11,720
Thai Airways International PCL (Foreign ownership limit) (a)	14,400	12,020
Thai Stanley Electric PCL, NVDR	2,300	13,718
Thai Tap Water Supply PCL	84,200	16,376
Thai Union Frozen Products PCL	11,200	25,686
Thai Vegetable Oil PCL (Foreign ownership limit)	21,700	14,068
Thanachart Capital PCL	21,400	23,238
Thoresen Thai Agencies PCL	18,200	11,858
Tisco Financial Group PCL	11,200	15,067
True Corp. PCL, NVDR (a)	208,400	24,859
Vanachai Group PCL	85,900	11,583
Vinythai PCL	31,200	18,508

		404,242

TOTAL COMMON STOCKS —
(Cost $5,913,246)		6,693,875

SHORT TERM INVESTMENT — 0.3%
UNITED STATES — 0.3%
MONEY MARKET FUND — 0.3%
State Street Institutional Liquid Reserves Fund 0.23% (c)(d) (Cost $16,718)	16,718	16,718

TOTAL INVESTMENTS — 99.5%
(Cost $5,929,964)		6,710,593
OTHER ASSETS & LIABILITIES — 0.5%		35,091

NET ASSETS — 100.0%		$6,745,684

(a)	Non-income producing security.
(b)	Securities are valued at fair value as determined in good faith by the Trust’s Pricing and Investment Committee in accordance with procedures approved by the Board of Trustees. Securities’ values are determined based on Level 2 inputs. (Note 2)
(c)	Affiliated Fund managed by SSgA Funds Management, Inc. (Note 3)
(d)	The rate shown is the annualized seven-day yield at period end.
ADR = American Depositary Receipt
NVDR = Non Voting Depositary Receipt
REIT = Real Estate Investment Trust

See accompanying notes to financial statements.

SPDR S&P Russia ETF
SCHEDULE OF INVESTMENTS
March 31, 2012 (Unaudited)

Security Description	Shares	Value

COMMON STOCKS — 100.0%
RUSSIA — 100.0%
CHEMICALS — 4.2%
Phosagro OAO GDR	26,729	$276,912
Uralkali OJSC GDR	58,526	2,207,016

		2,483,928

COMMERCIAL BANKS — 11.1%
Sberbank of Russia ADR (a)	393,425	5,267,961
VTB Bank OJSC GDR	304,879	1,375,004

		6,642,965

DIVERSIFIED TELECOMMUNICATION SERVICES — 2.9%
Rostelecom ADR (a)	32,387	948,528
Rostelecom OJSC ADR (a)	27,586	811,856

		1,760,384

ELECTRIC UTILITIES — 2.7%
Federal Hydrogenerating Co. JSC ADR	442,894	1,623,649

ENERGY EQUIPMENT & SERVICES — 1.4%
Eurasia Drilling Co., Ltd. GDR	14,707	405,472
Integra Group Holdings GDR (a)	68,712	144,295
TMK OAO GDR	19,891	266,540

		816,307

FOOD & STAPLES RETAILING — 3.9%
Magnit OJSC GDR	60,595	1,765,735
X5 Retail Group NV GDR (a)	25,486	584,649

		2,350,384

HOUSEHOLD DURABLES — 0.3%
PIK Group GDR (a)	68,501	171,390

INTERNET SOFTWARE & SERVICES — 1.5%
Mail.ru Group, Ltd. GDR (a)	12,592	496,755
Yandex NV (a)(b)	14,399	386,901

		883,656

MEDIA — 0.3%
CTC Media, Inc. (b)	17,370	202,013

METALS & MINING — 10.3%
Evraz PLC (a)	71,758	423,637
Magnitogorsk Iron & Steel Works GDR (a)	41,531	245,240
Mechel OAO ADR (b)	33,590	301,638
MMC Norilsk Nickel OJSC ADR (b)	142,680	2,611,044
Novolipetsk Steel OJSC GDR	20,442	424,369
Polymetal International PLC (a)	45,581	672,558
Polyus Gold International Ltd. GDR (a)	134,723	414,947
Severstal GDR	46,330	617,116
United Co. RUSAL PLC (a)	618,000	473,609

		6,184,158

OIL, GAS & CONSUMABLE FUELS — 50.7%
Exillon Energy PLC (a)	26,572	71,834
Gazprom Neft JSC ADR	32,068	855,895
Gazprom OAO ADR (c)	963,753	11,757,787
Gazprom OAO ADR (c)	25,676	317,612
Lukoil OAO ADR	103,668	6,240,814
NovaTek OAO GDR	19,045	2,580,597
Rosneft Oil Co. GDR	372,689	2,638,638
Surgutneftegas OJSC ADR	205,236	2,007,208
Surgutneftegas OJSC ADR Preference Shares	161,487	1,143,328
Tatneft ADR	67,791	2,765,873

		30,379,586

PHARMACEUTICALS — 0.9%
Pharmstandard GDR (a)	30,741	545,345

REAL ESTATE MANAGEMENT & DEVELOPMENT — 1.0%
Etalon Group Ltd, GDR (a)	27,910	191,183
LSR Group OJSC GDR	67,913	400,687

		591,870

ROAD & RAIL — 0.7%
Globaltrans Investment PLC GDR	23,562	402,910

TRANSPORTATION INFRASTRUCTURE — 0.6%
Novorossiysk Commercial Sea Trade Port PJSC GDR	48,385	365,791

WIRELESS TELECOMMUNICATION SERVICES — 7.5%
Mobile TeleSystems ADR (b)	121,263	2,223,964
Sistema JSFC GDR	42,547	837,752
VimpelCom, Ltd. ADR	126,207	1,408,471

		4,470,187

TOTAL COMMON STOCKS —
(Cost $66,328,391)		59,874,523

SHORT TERM INVESTMENTS — 2.0%
UNITED STATES — 2.0%
MONEY MARKET FUNDS — 2.0%
State Street Navigator Securities Lending Prime Portfolio (d)(e)	1,142,799	1,142,799
State Street Institutional Liquid Reserves Fund 0.23% (e)(f)	38,914	38,914

TOTAL SHORT TERM INVESTMENTS —
(Cost $1,181,713)		1,181,713

TOTAL INVESTMENTS — 102.0%
(Cost $67,510,104)		61,056,236
OTHER ASSETS & LIABILITIES — (2.0)%		(1,181,242)

NET ASSETS — 100.0%		$59,874,994

(a)	Non-income producing security.
(b)	A portion of the security was on loan at March 31, 2012.
(c)	Reflects separate holdings of the issuer’s common stock traded on different securities exchanges.
(d)	Investments of cash collateral for securities loaned.
(e)	Affiliated Fund managed by SSgA Funds Management, Inc. (Note 3)
(f)	The rate shown is the annualized seven-day yield at period end.
ADR = American Depositary Receipt
GDR = Global Depositary Receipt
PLC = Public Limited Company

See accompanying notes to financial statements.

SPDR S&P China ETF
SCHEDULE OF INVESTMENTS
March 31, 2012 (Unaudited)

Security Description	Shares	Value

COMMON STOCKS — 100.0%
AEROSPACE & DEFENSE — 0.1%
AviChina Industry & Technology Co. (a)	2,044,000	$937,228

AIRLINES — 1.0%
Air China, Ltd. (a)	3,392,000	2,350,458
China Eastern Airlines Corp., Ltd. (a)(b)	3,406,000	1,118,663
China Southern Airlines Co., Ltd. (a)(b)	11,672,000	5,577,424

		9,046,545

AUTO COMPONENTS — 0.1%
Minth Group, Ltd. (a)	778,000	901,855

AUTOMOBILES — 1.9%
Brilliance China Automotive Holdings, Ltd. (a)(b)	3,660,000	3,959,815
BYD Co., Ltd. (a)(b)	788,500	2,203,819
Dongfeng Motor Group Co., Ltd. (a)	3,920,300	7,079,161
Great Wall Motor Co., Ltd. (a)(b)	832,500	1,619,107
Guangzhou Automobile Group Co., Ltd. (a)	2,594,637	2,573,249

		17,435,151

BEVERAGES — 0.3%
Tsingtao Brewery Co., Ltd. (a)	516,000	2,788,022

CHEMICALS — 0.9%
China Bluechemical, Ltd.	3,400,000	2,574,961
China Lumena New Materials Corp. (a)	4,370,000	782,367
Dongyue Group	4,000	3,679
Fufeng Group, Ltd. (a)	1,034,000	450,144
Sinopec Shanghai Petrochemical Co., Ltd.	5,418,000	1,960,920
Yingde Gases (a)(b)	1,677,000	1,905,093

		7,677,164

COMMERCIAL BANKS — 20.6%
Agricultural Bank of China, Ltd. (a)	28,444,000	12,199,707
Bank of China, Ltd.	77,815,700	31,370,832
Bank of Communications Co., Ltd. (a)	8,042,824	6,080,806
China Citic Bank Corp., Ltd.	9,838,471	5,917,782
China Construction Bank Corp.	87,425,623	67,562,305
China Merchants Bank Co., Ltd. (a)	5,741,260	11,742,814
China Minsheng Banking Corp., Ltd. (a)	4,349,000	3,937,850
Chongqing Rural Commercial Bank Co., Ltd. (a)(b)	1,293,000	617,856
Industrial & Commercial Bank of China (a)	69,848,789	45,072,441

		184,502,393

COMMUNICATIONS EQUIPMENT — 0.7%
AAC Acoustic Technology Holdings, Inc. (a)	1,048,876	2,850,500
China All Access Holdings, Ltd. (a)	3,578,000	732,744
ZTE Corp. (a)	911,798	2,454,479

		6,037,723

COMPUTERS & PERIPHERALS — 0.8%
Lenovo Group, Ltd.	7,280,000	6,554,251
TPV Technology, Ltd. (a)	1,856,000	442,246

		6,996,497

CONSTRUCTION & ENGINEERING — 1.5%
China Communications Construction Co., Ltd.	6,665,394	6,687,715
China Railway Construction Corp. (a)	4,051,000	2,520,135
China Railway Group, Ltd. (a)	7,585,000	2,432,593
Metallurgical Corp. of China, Ltd. (a)	6,881,000	1,542,110

		13,182,553

CONSTRUCTION MATERIALS — 1.4%
Anhui Conch Cement Co., Ltd. (a)	1,694,000	5,367,388
BBMG Corp. (a)	856,500	720,369
China National Building Material Co., Ltd. (a)	3,644,000	4,594,894
China Shanshui Cement Group, Ltd. (a)	1,953,000	1,541,975

		12,224,626

DIVERSIFIED CONSUMER SERVICES — 0.5%
New Oriental Education & Technology Group, Inc. ADR (a)(b)	165,741	4,551,248

DIVERSIFIED FINANCIAL SERVICES — 0.1%
Far East Horizon, Ltd. (a)(b)	1,281,000	1,026,252

DIVERSIFIED TELECOMMUNICATION SERVICES — 2.5%
China Communications Services Corp., Ltd. (a)	2,413,600	1,165,765
China Telecom Corp., Ltd.	19,056,000	10,553,941
China Unicom (Hong Kong), Ltd. (a)	6,264,492	10,618,330

		22,338,036

ELECTRICAL EQUIPMENT — 0.7%
China High Speed Transmission Equipment Group Co., Ltd. (a)	1,435,000	767,034
Dongfang Electric Corp., Ltd. (a)	256,800	622,485
Harbin Electric Co., Ltd.	534,000	559,861
Shanghai Electric Group Co., Ltd. (a)	5,768,000	2,934,518
Zhuzhou CSR Times Electric Co., Ltd. (a)	525,000	1,341,577

		6,225,475

ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS — 0.6%
Catic Shenzhen Holdings, Ltd.	2,322,000	939,088
Digital China Holdings, Ltd. (a)	1,043,000	2,071,492
Kingboard Chemical Holdings, Ltd.	720,000	2,517,774

		5,528,354

ENERGY EQUIPMENT & SERVICES — 0.3%
China Oilfield Services, Ltd.	1,831,900	2,628,460

See accompanying notes to financial statements.

SPDR S&P China ETF
SCHEDULE OF INVESTMENTS (continued)
March 31, 2012 (Unaudited)

Security Description	Shares	Value

FOOD & STAPLES RETAILING — 1.0%
China Resources Enterprise, Ltd.	2,082,000	$7,267,156
Lianhua Supermarket Holdings Co., Ltd. (a)(b)	670,000	761,991
Wumart Stores, Inc. (a)	529,000	1,163,746

		9,192,893

FOOD PRODUCTS — 3.6%
Asian Citrus Holdings, Ltd. (a)	1,553,833	1,056,702
China Agri-Industries Holdings, Ltd. (a)	1,780,000	1,173,828
China Mengniu Dairy Co., Ltd.	2,212,000	6,481,581
China Milk Products Group, Ltd. (b)(c)	15,000	0
China Modern Dairy Holdings, Ltd. (a)(b)	1,479,000	422,898
China Yurun Food Group, Ltd. (a)	1,564,000	2,223,926
CP Pokphand Co.	4,666,000	564,920
Global Bio-Chem Technology Group Co., Ltd. (a)	14,000	2,741
People’s Food Holdings, Ltd. (b)	1,261,000	571,655
Shenguan Holdings Group, Ltd.	1,790,000	1,060,536
Tingyi Cayman Islands Holding Corp. (a)	2,874,000	8,310,317
Want Want China Holdings, Ltd. (a)	9,142,000	10,220,577

		32,089,681

GAS UTILITIES — 0.4%
China Resources Gas Group, Ltd. (a)	1,834,000	3,510,206

HEALTH CARE EQUIPMENT & SUPPLIES — 0.7%
Mindray Medical International, Ltd. ADR (a)	112,893	3,722,082
Shandong Weigao Group Medical Polymer Co., Ltd. (a)	2,064,000	2,358,022

		6,080,104

HEALTH CARE PROVIDERS & SERVICES — 0.4%
Shanghai Pharmaceuticals Holding Co., Ltd. (a)(b)	867,700	1,390,287
Sinopharm Group Co. (a)	829,200	2,317,573

		3,707,860

HOTELS, RESTAURANTS & LEISURE — 0.8%
China Travel International Investment Hong Kong, Ltd.	5,420,000	1,109,969
Ctrip.com International, Ltd. ADR (a)(b)	189,670	4,104,459
Home Inns & Hotels Management, Inc. ADR (a)(b)	34,595	882,518
Shanghai Jin Jiang International Hotels Group Co., Ltd. (a)	7,242,000	1,016,716

		7,113,662

HOUSEHOLD PRODUCTS — 0.2%
NVC Lighting Holdings, Ltd. (a)	4,089,000	1,516,785

INDEPENDENT POWER PRODUCERS & ENERGY TRADERS — 1.5%
China Longyuan Power Group Corp. (a)	2,616,000	2,186,739
China Resources Power Holdings Co., Ltd.	2,604,000	4,822,967
Datang International Power Generation Co., Ltd. (a)	7,240,000	2,555,075
Huaneng Power International, Inc. (a)	7,242,000	3,936,275
Huaneng Renewables Corp., Ltd. (a)(b)	1,460,000	353,529

		13,854,585

INDUSTRIAL CONGLOMERATES — 1.4%
Beijing Enterprises Holdings, Ltd.	776,000	4,732,560
Citic Pacific, Ltd. (a)	2,333,000	3,930,402
Shanghai Industrial Holdings, Ltd.	1,169,000	3,606,073

		12,269,035

INSURANCE — 5.5%
China Life Insurance Co., Ltd. (a)	9,256,000	24,022,205
China Pacific Insurance Group Co., Ltd.	1,282,400	3,972,401
China Taiping Insurance Holdings Co., Ltd. (a)(b)	1,198,800	2,343,867
PICC Property & Casualty Co., Ltd. (a)	3,330,759	3,963,964
Ping An Insurance Group Co. of China, Ltd. (a)	2,021,800	15,285,891

		49,588,328

INTERNET SOFTWARE & SERVICES — 11.1%
Alibaba.com, Ltd. (a)(b)	2,032,500	3,455,564
Baidu, Inc. ADR (b)	333,189	48,568,961
Netease.com ADR (b)	109,708	6,374,035
Sina Corp. (a)(b)	72,563	4,716,595
Sohu.com, Inc. (a)(b)	50,865	2,806,222
Tencent Holdings, Ltd.	1,212,300	33,820,734

		99,742,111

IT SERVICES — 0.2%
Travelsky Technology, Ltd. (b)	2,879,000	1,509,213

MACHINERY — 1.2%
Changsha Zoomlion Heavy Industry Science and Technology Development Co., Ltd. (a)	1,264,600	1,684,179
China National Materials Co., Ltd.	1,530,000	620,749
China Rongsheng Heavy Industries Group Holdings, Ltd. (a)	2,696,000	711,849
CSR Corp., Ltd.	6,000	4,096
Lonking Holdings, Ltd. (a)	3,257,000	1,145,236
Weichai Power Co., Ltd. (a)	654,600	3,056,318
Yangzijiang Shipbuilding Holdings, Ltd. (a)	3,270,000	3,458,941

		10,681,368

MARINE — 0.9%
China COSCO Holdings Co., Ltd. (a)	4,453,175	2,816,214

See accompanying notes to financial statements.

SPDR S&P China ETF
SCHEDULE OF INVESTMENTS (continued)
March 31, 2012 (Unaudited)

Security Description	Shares	Value

China Shipping Container Lines Co., Ltd. (a)(b)	8,825,500	$3,046,412
China Shipping Development Co., Ltd. (a)	2,609,800	1,808,439

		7,671,065

MEDIA — 0.3%
Focus Media Holding, Ltd. ADR (a)	120,065	3,016,033

METALS & MINING — 1.9%
Aluminum Corp. of China, Ltd. (a)	6,742,000	3,247,692
Angang Steel Co., Ltd. (a)	2,067,720	1,328,944
China Molybdenum Co., Ltd. (a)(b)	1,958,000	829,704
Hidili Industry International Development, Ltd. (a)	7,000	2,488
Jiangxi Copper Co., Ltd. (a)	1,940,000	4,462,700
Maanshan Iron & Steel (a)	4,184,000	1,217,908
Zhaojin Mining Industry Co., Ltd.	1,224,500	2,053,451
Zijin Mining Group Co., Ltd. (a)	9,868,750	3,914,960

		17,057,847

MULTILINE RETAIL — 0.7%
Golden Eagle Retail Group, Ltd. (a)	1,179,000	3,012,798
Intime Department Store Group Co., Ltd. (a)	982,000	1,228,132
Parkson Retail Group, Ltd. (a)	2,095,000	2,393,438

		6,634,368

OIL, GAS & CONSUMABLE FUELS — 15.3%
China Coal Energy Co., Ltd	5,749,013	6,449,498
China Petroleum & Chemical Corp.	21,122,500	23,016,016
China Shenhua Energy Co., Ltd.	4,368,700	18,427,991
CNOOC, Ltd.	19,548,600	40,184,912
Kunlun Energy Co., Ltd.	2,851,400	5,141,628
MIE Holdings Corp. (a)	1,600,000	521,381
PetroChina Co., Ltd. (a)	26,327,200	37,232,439
United Energy Group, Ltd. (b)	3,366,000	576,608
Yanzhou Coal Mining Co., Ltd. (a)	2,607,900	5,656,496

		137,206,969

PAPER & FOREST PRODUCTS — 0.4%
Lee & Man Paper Manufacturing, Ltd. (a)	3,264,000	1,521,855
Nine Dragons Paper Holdings, Ltd.	2,348,000	1,926,424

		3,448,279

PHARMACEUTICALS — 0.5%
China Shineway Pharmaceutical Group, Ltd. (a)	379,000	574,065
Shandong Luoxin Pharmacy Stock Co., Ltd.	240,000	194,745
Sihuan Pharmaceutical Holdings Group, Ltd. (a)	2,440,000	952,241
Sino Biopharmaceutical	3,176,000	850,860
The United Laboratories International Holdings, Ltd. (a)	494,000	245,600
WuXi PharmaTech Cayman, Inc. ADR (b)	90,117	1,297,685

		4,115,196

REAL ESTATE MANAGEMENT & DEVELOPMENT — 4.6%
Agile Property Holdings, Ltd. (a)	2,624,000	3,028,212
China Overseas Land & Investment, Ltd. (a)	5,203,680	9,892,622
China Resources Land, Ltd. (a)	2,588,000	4,473,333
China South City Holdings, Ltd. (a)	9,070,000	1,226,623
Country Garden Holdings Co. (a)	9,425,058	3,617,552
E-House China Holdings, Ltd. (a)	433	2,511
Evergrande Real Estate Group, Ltd. (a)	4,918,000	2,635,095
Guangzhou R&F Properties Co., Ltd. (a)	2,128,400	2,535,768
Longfor Properties Co., Ltd. (a)	837,500	1,173,622
Poly Hong Kong Investments, Ltd. (a)	1,686,000	783,934
Renhe Commercial Holdings Co., Ltd. (a)	13,798,000	959,675
Shimao Property Holdings, Ltd. (a)	2,467,000	2,634,136
Sino-Ocean Land Holdings, Ltd. (a)	5,699,966	2,709,026
Soho China, Ltd. (a)	1,343,000	973,865
Yanlord Land Group, Ltd. (a)	2,078,000	2,090,643
Yuexiu Property Co., Ltd.	8,314,000	1,649,093
Yuzhou Properties Co. (a)	2,566,000	568,460

		40,954,170

ROAD & RAIL — 0.2%
Guangshen Railway Co., Ltd. (a)	3,860,000	1,501,442

SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT — 0.2%
Semiconductor Manufacturing International Corp. (b)	29,402,000	1,457,982
Suntech Power Holdings Co., Ltd. ADR (a)(b)	206,132	630,764

		2,088,746

SOFTWARE — 0.1%
AsiaInfo-Linkage, Inc. (a)(b)	101,164	1,274,666

SPECIALTY RETAIL — 0.4%
Hengdeli Holdings, Ltd. (a)	4,655,360	1,966,716
Zhongsheng Group Holdings, Ltd. (a)	765,000	1,517,388

		3,484,104

TEXTILES, APPAREL & LUXURY GOODS — 0.7%
Anta Sports Products, Ltd. (a)	764,000	797,063
Bosideng International Holdings, Ltd.	4,488,000	1,404,668
China Dongxiang Group Co. (a)	6,362,000	1,048,861
Costin New Materials Group, Ltd.	1,273,000	565,669
Li Ning Co., Ltd. (a)	1,313,000	1,396,881
Ports Design, Ltd. (a)	705,000	1,035,162

		6,248,304

TRANSPORTATION INFRASTRUCTURE — 3.5%
Anhui Expressway Co., Ltd.	2,578,000	1,421,154
Beijing Capital International Airport Co., Ltd. (b)	3,926,000	2,270,446
China Merchants Holdings International Co., Ltd.	1,829,554	6,126,791
COSCO Pacific, Ltd.	2,338,083	3,529,409

See accompanying notes to financial statements.

SPDR S&P China ETF
SCHEDULE OF INVESTMENTS (continued)
March 31, 2012 (Unaudited)

Security Description	Shares	Value

Jiangsu Expressway Co., Ltd. (a)	13,566,000	$13,122,187
Shenzhen Expressway Co., Ltd.	3,636,000	1,498,609
Zhejiang Expressway Co., Ltd.	4,156,000	3,104,688

		31,073,284

WATER UTILITIES — 0.4%
Guangdong Investment, Ltd. (a)	4,908,000	3,419,923

WIRELESS TELECOMMUNICATION SERVICES — 7.9%
China Mobile, Ltd.	6,384,900	70,271,729

TOTAL COMMON STOCKS —
(Cost $919,935,986)		894,349,538

SHORT TERM INVESTMENTS — 17.5%
UNITED STATES — 17.5%
MONEY MARKET FUNDS — 17.5%
State Street Navigator Securities Lending Prime Portfolio (d)(e)	156,118,723	156,118,723
State Street Institutional Liquid Reserves Fund 0.23% (e)(f)	578,575	578,575

TOTAL SHORT TERM INVESTMENTS —
(Cost $156,697,298)		156,697,298

TOTAL INVESTMENTS — 117.5%
(Cost $1,076,633,284)		1,051,046,836
OTHER ASSETS & LIABILITIES — (17.5)%		(156,624,467)

NET ASSETS — 100.0%		$894,422,369

(a)	A portion of the security was on loan at March 31, 2012.
(b)	Non-income producing security.
(c)	Security is valued at fair value as determined in good faith by the Trust’s Pricing and Investment Committee in accordance with procedures approved by the Board of Trustees. Security value is determined based on Level 2 inputs. (Note 2)
(d)	Investments of cash collateral for securities loaned.
(e)	Affiliated Fund managed by SSgA Funds Management, Inc. (Note 3)
(f)	The rate shown is the annualized seven-day yield at period end.
ADR = American Depositary Receipt

See accompanying notes to financial statements.

SPDR S&P China ETF
SCHEDULE OF INVESTMENTS (continued)
March 31, 2012 (Unaudited)

GEOGRAPHICAL BREAKDOWN AS OF
MARCH 31, 2012*

PERCENT OF
COUNTRY	NET ASSETS

China	74.7%
Hong Kong	25.3
United States Short Term Investments	17.5
Other Assets and Liabilities	(17.5)

Total	100.0%

See accompanying notes to financial statements.

SPDR S&P Emerging Markets ETF
SCHEDULE OF INVESTMENTS
March 31, 2012 (Unaudited)

Security Description	Shares	Value

COMMON STOCKS — 96.8%
BRAZIL — 14.3%
All America Latina Logistica SA	9,372	$46,493
Banco Bradesco SA Preference Shares ADR (a)	111,247	1,946,822
Banco do Brasil SA	30,466	433,368
Banco Santander Brasil SA	11,928	109,845
BM&FBOVESPA SA	71,670	441,578
BR Malls Participacoes SA	26,388	344,116
Bradespar SA Preference Shares	18,653	356,435
Brasil Brokers Participacoes SA	7,238	30,987
Braskem SA Preference Shares ADR (a)	7,704	122,725
BRF — Brasil Foods SA ADR (a)	21,055	421,310
Centrais Eletricas Brasileiras SA ADR	24,669	230,902
Cia Hering	1,821	47,065
Companhia Brasileira de Distribuicao Grupo Pao de Acucar Preference Shares ADR (a)	9,755	464,533
Companhia de Bebidas das Americas Preference Shares ADR	63,789	2,635,761
Companhia de Saneamento Basico do Estado de Sao Paulo	9,789	373,788
Companhia Energetica de Minas Gerais ADR	29,841	709,619
Companhia Siderurgica Nacional SA ADR	63,097	596,898
Cosan SA Industria e Comercio	7,376	137,307
Cyrela Brazil Realty SA	20,785	184,004
Cyrela Commercial Properties SA Empreendimentos e Participacoes	1,950	20,844
Diagnosticos da America SA	8,506	65,323
Duratex SA	12,617	79,604
Empresa Brasileira de Aeronautica SA	31,743	254,737
Fibria Celulose SA ADR (a)	12,139	101,846
Gafisa SA	5,036	11,870
Gerdau SA ADR	46,988	452,494
Hypermarcas SA	1,924	13,552
Investimentos Itau SA	34,567	266,221
Investimentos Itau SA Preference Shares	181,192	1,117,366
Itau Unibanco Holding SA Preference Shares ADR	134,678	2,584,471
LLX Logistica SA (b)	3,574	6,641
Lojas Americanas SA Preference Shares	18,619	175,545
Lojas Renner SA	13,445	462,096
Metalurgica Gerdau SA Preference Shares	23,163	285,554
MMX Mineracao e Metalicos SA (b)	8,675	43,178
MRV Engenharia e Participacoes SA	4,031	28,614
Natura Cosmeticos SA	11,356	247,127
OGX Petroleo e Gas Participacoes SA (b)	40,702	336,896
Oi SA ADR (c)	8,051	128,011
Oi SA ADR (c)	4,566	28,903
PDG Realty SA Empreendimentos e Participacoes	26,752	92,531
Petroleo Brasileiro SA ADR	62,084	1,648,951
Petroleo Brasileiro SA Preference Shares ADR	85,414	2,183,182
Redecard SA	3,482	67,663
Souza Cruz SA	37,493	575,456
TAM SA ADR (a)	5,868	147,463
Telefonica Brasil SA ADR	8,875	271,841
Telefonica Brasil SA Preference Shares	20,976	649,528
Tim Participacoes SA ADR (a)	9,771	315,212
Tractebel Energia SA ADR (a)	9,898	176,877
Usinas Siderurgicas de Minas Gerais SA ADR	36,923	243,075
Vale SA Preference Shares ADR (a)	118,887	2,697,546
Weg SA	18,434	200,073

		25,613,847

CHILE — 2.2%
Antarchile SA	13,211	235,993
Cementos Bio-Bio SA	62,022	77,758
Compania General de Electricidad SA	31,735	165,777
Cuprum AFP	4,372	223,916
Empresa Nacional de Electricidad SA ADR	7,264	392,111
Empresas COPEC SA	30,417	506,586
Enersis SA ADR	17,751	358,393
Lan Airlines SA ADR (a)	11,694	340,178
Parque Arauco SA	170,092	344,958
SACI Falabella	92,193	892,373
Vina Concha y Toro SA ADR	4,767	219,091
Vina San Pedro SA	21,282,467	156,518

		3,913,652

CHINA — 13.9%
AAC Acoustic Technology Holdings, Inc.	108,000	293,508
Agricultural Bank of China, Ltd. (a)	397,000	170,274
Air China, Ltd.	162,000	112,257
Aluminum Corp. of China, Ltd. (a)	270,000	130,062
Angang Steel Co., Ltd. (a)	56,640	36,403
Anhui Conch Cement Co., Ltd. (a)	162,000	513,292
Baidu, Inc. ADR (b)	16,818	2,451,560
Bank of China, Ltd.	2,145,900	865,104
Bank of Communications Co., Ltd. (a)	431,864	326,512
Brilliance China Automotive Holdings, Ltd. (a)(b)	122,000	131,994
BYD Co., Ltd. (a)(b)	6,000	16,770
China Citic Bank Corp., Ltd.	303,000	182,253
China Coal Energy Co., Ltd	270,000	302,898
China Communications Construction Co., Ltd. (a)	248,000	248,831
China Construction Bank Corp.	2,724,280	2,105,317
China COSCO Holdings Co., Ltd. (a)	193,425	122,323
China Life Insurance Co., Ltd.	463,000	1,201,629
China Merchants Bank Co., Ltd. (a)	231,145	472,770
China National Building Material Co., Ltd. (a)	46,000	58,004
China Oilfield Services, Ltd.	216,000	309,923
China Petroleum & Chemical Corp.	1,054,000	1,148,485
China Railway Construction Corp. (a)	135,000	83,984
China Railway Group, Ltd. (a)	243,000	77,933
China Shenhua Energy Co., Ltd.	216,000	911,128

See accompanying notes to financial statements.

SPDR S&P Emerging Markets ETF
SCHEDULE OF INVESTMENTS (continued)
March 31, 2012 (Unaudited)

Security Description	Shares	Value

China Shipping Container Lines Co., Ltd. (a)(b)	436,350	$150,621
China Shipping Development Co., Ltd.	108,000	74,838
China Telecom Corp., Ltd.	974,000	539,438
China Wireless Technologies, Ltd.	60,000	9,969
Chongqing Machinery & Electric Co., Ltd.	36,000	6,723
Ctrip.com International, Ltd. ADR (a)(b)	10,964	237,261
Datang International Power Generation Co., Ltd. (a)	324,000	114,343
Dongfang Electric Corp., Ltd. (a)	10,800	26,179
Dongfeng Motor Group Co., Ltd. (a)	270,000	487,558
First Tractor Co., Ltd. (b)	16,000	16,115
Focus Media Holding, Ltd. ADR (a)	6,114	153,584
Great Wall Motor Co., Ltd. (a)(b)	43,750	85,088
Guangshen Railway Co., Ltd.	216,000	84,019
Guangzhou Automobile Group Co., Ltd.	128,636	127,576
Guangzhou R&F Properties Co., Ltd. (a)	97,200	115,804
Harbin Electric Co., Ltd.	54,000	56,615
Huadian Power International Co. (b)	324,000	77,202
Huaneng Power International, Inc. (a)	270,000	146,754
Industrial & Commercial Bank of China (a)	2,570,590	1,658,766
Jiangsu Expressway Co., Ltd.	164,000	158,635
Jiangxi Copper Co., Ltd. (a)	56,000	128,820
Lenovo Group, Ltd.	378,000	340,317
Maanshan Iron & Steel (a)	162,000	47,156
Netease.com ADR (b)	6,465	375,616
Nine Dragons Paper Holdings, Ltd.	81,000	66,457
Parkson Retail Group, Ltd.	67,134	76,697
PetroChina Co., Ltd.	1,188,000	1,680,093
PICC Property & Casualty Co., Ltd.	235,200	279,913
Ping An Insurance Group Co. of China, Ltd. (a)	75,000	567,040
Semiconductor Manufacturing International Corp. (b)	914,000	45,323
Shandong Weigao Group Medical Polymer Co., Ltd. (a)	68,000	77,687
Shanghai Electric Group Co., Ltd. (a)	270,000	137,365
Shenzhen Expressway Co., Ltd. (a)	216,000	89,026
Sina Corp. (a)(b)	3,108	202,020
Sinopec Shanghai Petrochemical Co., Ltd. (a)	216,000	78,176
Suntech Power Holdings Co., Ltd. ADR (a)(b)	5,265	16,111
Tencent Holdings, Ltd.	80,700	2,251,368
Tingyi Cayman Islands Holding Corp. (a)	162,000	468,431
Travelsky Technology, Ltd. (b)	198,000	103,794
Want Want China Holdings, Ltd. (a)	299,000	334,276
Weiqiao Textile Co. (a)	68,000	35,033
Yanzhou Coal Mining Co., Ltd. (a)	162,000	351,376
Zhejiang Expressway Co., Ltd. (a)	216,000	161,360
Zhuzhou CSR Times Electric Co., Ltd. (a)	17,000	43,442
Zijin Mining Group Co., Ltd. (a)	327,000	129,722
ZTE Corp. (a)	71,073	191,322

		24,878,243

COLOMBIA — 0.1%
BanColombia SA ADR	3,100	200,446

CZECH REPUBLIC — 0.5%
CEZ AS (a)	11,306	483,701
Komercni Banka AS	1,191	236,170
Telefonica O2 Czech Republic AS (a)	7,947	166,058
Unipetrol (b)	8,055	74,663

		960,592

EGYPT — 1.6%
Commercial International Bank Egypt SAE	69,289	286,448
Egyptian Co. for Mobile Services	5,522	162,926
Egyptian Financial Group-Hermes Holding (b)	27,033	60,780
Egyptian Kuwait Holding Co.	31,537	35,952
Orascom Construction Industries	8,711	375,251
Orascom Telecom Holding SAE (b)	37,175	25,173
Orascom Telecom Holding SAE GDR (b)	23,114	74,381
Orascom Telecom Holding SAE GDR (b)(d)	980	3,154
Orascom Telecom Media & Technology Holding SAE (b)	34,521	8,287
Orascom Telecom Media & Technology Holding SAE	980	1,088
Orascom Telecom Media & Technology Holding SAE GDR (b)	21,404	23,758
Vale SA ADR	78,411	1,829,329

		2,886,527

HONG KONG — 5.2%
Agile Property Holdings, Ltd. (a)	162,000	186,955
Beijing Capital International Airport Co., Ltd. (b)	162,000	93,686
Chaoda Modern Agriculture Holdings, Ltd. (a)(b)(e)	136,550	7,914
China High Speed Transmission Equipment Group Co., Ltd. (a)	40,000	21,381
China Lilang, Ltd. (a)	21,000	22,423
China Mengniu Dairy Co., Ltd.	81,000	237,345
China Merchants Holdings International Co., Ltd.	58,992	197,552
China Mobile, Ltd.	292,500	3,219,233
China National Materials Co., Ltd.	47,000	19,069
China Overseas Land & Investment, Ltd. (a)	219,200	416,717
China Power International Development, Ltd. (a)	270,000	59,119
China Resources Enterprise, Ltd.	54,000	188,485
China Resources Land, Ltd. (a)	108,000	186,677
China Resources Power Holdings Co., Ltd.	113,600	210,403
China Travel International Investment Hong Kong, Ltd.	270,000	55,294
China Unicom (Hong Kong), Ltd. (a)	221,668	375,728
China Yurun Food Group, Ltd. (a)	12,000	17,063

See accompanying notes to financial statements.

SPDR S&P Emerging Markets ETF
SCHEDULE OF INVESTMENTS (continued)
March 31, 2012 (Unaudited)

Security Description	Shares	Value

Citic Pacific, Ltd. (a)	54,000	$90,974
CNOOC, Ltd.	886,000	1,821,298
Comba Telecom Systems Holdings, Ltd. (a)	29,780	16,493
COSCO Pacific, Ltd.	108,691	164,072
Digital China Holdings, Ltd. (a)	29,000	57,597
Guangdong Investment, Ltd. (a)	218,000	151,904
Hengdeli Holdings, Ltd. (a)	648,000	273,756
Ju Teng International Holdings, Ltd.	30,000	7,728
Kingboard Chemical Holdings, Ltd.	43,950	153,689
Kingboard Laminates Holdings, Ltd.	34,000	16,072
Kunlun Energy Co., Ltd.	270,000	486,862
KWG Property Holding, Ltd. (a)	48,000	27,697
Li Ning Co., Ltd. (a)	54,000	57,450
Real Nutriceutical Group, Ltd (a)	17,000	5,452
Shimao Property Holdings, Ltd. (a)	81,000	86,488
Sino Biopharmaceutical	96,000	25,719
Sino-Ocean Land Holdings, Ltd. (a)	183,952	87,427
Sinotrans, Ltd.	270,000	50,425
Tianneng Power International, Ltd.	28,000	16,265
TPV Technology, Ltd. (a)	58,000	13,820
VODone, Ltd. (a)	82,000	11,406
Wasion Group Holdings, Ltd.	18,000	8,369
Yuexiu Property Co., Ltd.	378,000	74,977
Yuexiu Transport Infrasctruct Ltd	25,258	12,590

		9,233,574

HUNGARY — 0.5%
FHB Mortgage Bank NyRt (a)(b)	18,408	46,876
MOL Hungarian Oil and Gas NyRt (a)(b)	3,777	313,784
OTP Bank NyRt	15,279	264,147
Richter Gedeon NyRt	1,303	222,795
Tiszai Vegyi Kominat NyRt	1,899	18,863

		866,465

INDIA — 7.5%
Adani Enterprises, Ltd.	731	4,374
Ambuja Cements, Ltd.	13,957	47,176
Ambuja Cements, Ltd. GDR	17,217	57,987
Amtek Auto, Ltd.	5,956	15,543
Anant Raj Industries, Ltd.	40,960	47,034
Apollo Hospitals Enterprise, Ltd.	3,664	45,943
Ashok Leyland, Ltd.	21,994	13,103
Aurobindo Pharma, Ltd.	5,960	13,922
Axis Bank, Ltd.	4,545	102,257
Bajaj Holdings and Investment, Ltd.	2,285	35,417
BF Investment, Ltd. (b)	7,339	6,475
BF Utilities, Ltd. (b)	9,409	71,419
Bharat Heavy Electricals, Ltd.	47,547	239,998
Bharti Airtel, Ltd.	93,001	616,842
Biocon, Ltd.	1,651	7,745
Cipla, Ltd.	32,450	194,337
Core Education & Technologies, Ltd.	6,963	38,509
Coromandel International, Ltd.	2,384	13,274
Dish TV India, Ltd. (b)	8,520	10,687
Dr. Reddy’s Laboratories, Ltd. ADR (a)	10,058	347,604
Era Infra Engineering, Ltd.	2,474	6,685
Fortis Healthcare, Ltd. (b)	3,207	6,308
GAIL India, Ltd.	35,709	263,726
Gammon India, Ltd.	2,199	1,873
Godrej Industries, Ltd.	17,440	88,595
Grasim Industries, Ltd. GDR (c)	803	41,523
Grasim Industries, Ltd. GDR (c)	180	9,282
GTL, Ltd. (b)	1,557	1,271
Gujarat NRE Coke, Ltd.	10,167	4,420
Havells India, Ltd.	1,099	12,341
HCL Technologies, Ltd.	9,129	86,595
HDFC Bank, Ltd.	68,213	696,055
Hero Motocorp, Ltd.	10,387	419,038
Hindalco Industries, Ltd.	33,074	84,008
Hindustan Construction Co.	11,178	5,639
Hindustan Unilever, Ltd.	82,449	663,622
Housing Development & Infrastructure, Ltd. (b)	9,442	15,874
Housing Development Finance Corp., Ltd.	70,556	932,483
ICICI Bank, Ltd. ADR	15,618	544,600
India Infoline, Ltd. (b)	127,775	167,792
Indiabulls Infrastructure & Power, Ltd. (b)(f)	35,571	0
Indiabulls Real Estate, Ltd.	13,563	16,999
Indian Hotels Co., Ltd.	44,636	55,811
Infosys Technologies, Ltd. ADR (a)	27,190	1,550,646
Infrastructure Development Finance Co., Ltd.	4,031	10,682
IRB Infrastructure Developers, Ltd.	2,930	10,746
ITC, Ltd.	5,081	22,630
ITC, Ltd. GDR (c)	4,694	20,940
ITC, Ltd. GDR (c)(d)	47,189	210,170
IVRCL Infrastructures & Projects, Ltd.	11,454	14,872
Jai Corp., Ltd.	40,766	69,617
Jain Irrigation Systems, Ltd. (c)	7,790	15,054
Jain Irrigation Systems, Ltd. (b)(c)	331	311
Jaiprakash Associates, Ltd.	41,872	67,150
Jet Airways India, Ltd. (b)	731	4,695
Jindal Steel & Power, Ltd.	3,847	41,166
JSW Steel, Ltd.	823	11,655
Lanco Infratech, Ltd. (b)	23,365	8,347
Larsen & Toubro, Ltd. GDR (a)	11,131	283,840
Mahindra & Mahindra, Ltd. GDR	19,077	262,309
Maruti Suzuki India, Ltd.	7,835	207,698
Mercator Lines, Ltd. (b)	108,177	53,616
Monnet Ispat, Ltd.	4,113	37,771
MRF, Ltd.	94	18,327
Nagarjuna Construction Co., Ltd.	7,698	8,515
Oil & Natural Gas Corp., Ltd.	92,916	489,430
OnMobile Global, Ltd. (b)	2,384	2,812
Opto Circuits India, Ltd.	3,690	14,595
Patni Computer Systems, Ltd. (b)	2,930	28,400
Punj Lloyd, Ltd.	8,334	9,030
Rajesh Exports, Ltd.	5,036	13,004
REI Agro, Ltd.	28,312	6,808
Reliance Capital, Ltd.	4,111	31,665
Reliance Communications, Ltd.	50,551	83,400
Reliance Industries, Ltd. GDR (d)	43,106	1,256,540
Reliance Infrastructure, Ltd.	12,080	139,248

See accompanying notes to financial statements.

SPDR S&P Emerging Markets ETF
SCHEDULE OF INVESTMENTS (continued)
March 31, 2012 (Unaudited)

Security Description	Shares	Value

Reliance MediaWorks, Ltd. (b)	37,353	$56,347
Rolta India, Ltd.	3,847	7,091
Satyam Computer Services, Ltd. (b)	29,412	46,533
Sesa Goa, Ltd.	16,948	64,771
Siemens India, Ltd.	11,007	164,095
Sintex Industries, Ltd.	8,430	14,272
State Bank of India GDR	2,523	207,517
Sun TV Network, Ltd.	3,664	21,875
Suzlon Energy, Ltd. (b)	224,848	111,442
Tata Consultancy Services, Ltd.	22,392	513,726
Tata Motors, Ltd. ADR	13,035	351,554
Tata Power Co., Ltd.	103,528	205,146
Tata Steel, Ltd.	17,510	162,142
Ultratech Cement, Ltd. GDR	544	16,173
Unitech, Ltd. (b)	76,623	43,241
United Breweries Holdings, Ltd.	6,047	7,941
United Breweries, Ltd.	2,565	27,148
United Spirits, Ltd.	1,651	19,640
Wipro, Ltd. ADR (a)	27,297	300,267
Zee Entertainment Enterprises, Ltd.	20,159	50,155

		13,450,951

INDONESIA — 3.2%
Astra International Tbk PT	163,000	1,318,225
Bank Central Asia Tbk PT	962,000	841,645
Bank Danamon Indonesia Tbk PT	231,718	116,568
Bank Mandiri Tbk PT	579,949	434,454
Bank Rakyat Indonesia Persero Tbk PT	878,500	667,714
Barito Pacific Tbk PT (b)	457,000	39,483
Bumi Resources Tbk PT	827,500	212,667
Indofood Sukses Makmur Tbk PT	605,500	321,159
Indosat Tbk PT	121,500	67,101
Kalbe Farma Tbk PT	667,000	258,951
Medco Energi Internasional Tbk PT	316,500	74,418
Perusahaan Gas Negara Tbk PT	694,000	288,408
Telekomunikasi Indonesia Tbk PT	351,500	269,083
United Tractors Tbk PT	200,818	724,737

		5,634,613

JORDAN — 0.1%
Arab Bank PLC	11,175	128,412

MALAYSIA — 3.5%
Aeon Co. M Bhd	193,400	599,739
Alliance Financial Group Bhd	208,900	265,259
Berjaya Sports Toto Bhd	102,100	145,643
Bintulu Port Holdings Bhd	88,694	201,505
Bursa Malaysia Bhd	42,893	103,330
Carlsberg Brewery Malay Bhd	310,797	1,044,951
Dialog Group Bhd	530,609	375,852
Digi.Com Bhd	270,000	357,826
Genting Bhd	163,100	577,119
Genting Malaysia Bhd	21,600	27,639
IGB Corp. Bhd	221,953	200,689
IOI Corp. Bhd	257,860	449,477
KFC Holdings Bhd	445,732	547,071
KNM Group Bhd (b)	130,912	35,682
Malaysian Airline System Bhd (b)	241,500	105,634
Malaysian Resources Corp. Bhd	294,200	182,464
Multi-Purpose Holdings Bhd	155,760	140,329
Naim Holdings Bhd	131,987	80,997
OSK Holdings Bhd	251,250	139,424
OSK Ventures International Bhd (b)	30,100	4,028
TA Enterprise Bhd	265,700	49,870
TA Global Bhd	107,240	10,152
TA Global Bhd Preference Shares	103,026	8,576
Tebrau Teguh Bhd (b)	18,900	4,874
UEM Land Holdings Bhd (b)	420,888	307,749
Unisem M Bhd	16,600	7,965
WCT Bhd	244,100	194,419

		6,168,263

MEXICO — 6.0%
Alfa SAB de CV	28,819	413,979
America Movil SAB de CV	2,243,957	2,790,386
Axtel SAB de CV (a)(b)	88,267	29,559
Cemex SAB de CV (a)(b)	527,699	406,160
Coca-Cola Femsa SAB de CV	35,266	374,174
Consorcio ARA SAB de CV (a)	87,702	29,575
Corporacion GEO SAB de CV (b)	37,241	58,170
Desarrolladora Homex SAB de CV (b)	16,371	50,977
Empresas ICA SAB de CV (b)	35,956	68,373
Fomento Economico Mexicano SAB de CV	120,805	993,278
Grupo Aeroportuario del Sureste SAB de CV	34,748	238,914
Grupo Bimbo SAB de CV (a)	172,273	401,282
Grupo Elektra SA de CV	5,117	481,610
Grupo Financiero Banorte SAB de CV	84,452	375,635
Grupo Financiero Inbursa SA	67,688	139,334
Grupo Mexico SAB de CV	252,222	794,636
Grupo Modelo SAB de CV	44,853	312,348
Grupo Televisa SA de CV (Series CPO)	102,454	432,913
Impulsora Del Desarrollo Y El Empleo en America Latina SA de CV (b)	91,303	178,608
Industrias CH SAB, Series B (b)	23,462	112,305
Industrias Penoles SA de CV	8,137	394,073
Kimberly-Clark de Mexico SAB de CV	141,855	314,593
Sare Holding SAB de CV (Class B) (b)	104,285	11,397
Telefonos de Mexico SA de CV	52,696	41,793
TV Azteca SAB de CV (a)	201,761	126,470
Urbi Desarrollos Urbanos SA de CV (b)	39,296	46,994
Wal-Mart de Mexico SAB de CV	310,457	1,043,541

		10,661,077

MOROCCO — 0.4%
Banque Marocaine du Commerce Exterieur	14,279	350,042
Banque Marocaine pour le Commerce et l’Industrie SA	1,258	114,803
Douja Promotion Groupe Addoha SA	8,675	75,545
Holcim Maroc SA	763	182,039

		722,429

PERU — 1.1%
Compania de Minas Buenaventura SA	14,545	578,637
Credicorp, Ltd.	5,253	692,450
Southern Copper Corp. (a)	13,811	437,947

See accompanying notes to financial statements.

SPDR S&P Emerging Markets ETF
SCHEDULE OF INVESTMENTS (continued)
March 31, 2012 (Unaudited)

Security Description	Shares	Value

Volcan Compania Minera SAA (Class B)	184,766	$256,331

		1,965,365

PHILIPPINES — 0.8%
Ayala Land, Inc.	702,380	339,452
Bank of the Philippine Islands	224,358	386,689
BDO Unibank, Inc.	121,120	186,751
Filinvest Land, Inc.	3,227,000	96,957
Philippine Long Distance Telephone Co.	5,405	339,897

		1,349,746

POLAND — 1.1%
Asseco Poland SA	4,251	67,947
Bank BPH SA (b)	902	12,263
Bank Pekao SA	7,751	385,214
Bioton SA (b)	178,193	5,713
BRE Bank SA (b)	1,253	114,581
Cersanit SA (b)(c)	14,151	19,556
Cersanit SA (b)(c)	3,207	4,576
Get Bank SA (b)	42,357	26,619
Getin Holding SA (b)	15,594	11,900
Globe Trade Centre SA (b)	9,515	20,441
Grupa Lotos SA (b)	5,794	50,587
KGHM Polska Miedz SA	8,308	381,196
Orbis SA (b)	3,971	55,641
PBG SA	1,067	13,349
Polimex- Mostostal SA	37,163	16,325
Polski Koncern Naftowy Orlen SA GDR (b)	11,609	278,053
Powszechna Kasa Oszczednosci Bank Polski SA	24,784	267,007
Telekomunikacja Polska SA	50,846	278,619

		2,009,587

RUSSIA — 9.4%
Evraz PLC (b)	11,029	65,112
Gazprom OAO ADR (c)	369,624	4,509,413
Gazprom OAO ADR (c)	67,600	836,212
Integra Group Holdings GDR (b)	6,074	12,756
LSR Group GDR	5,020	29,618
LSR Group OJSC GDR	1,143	6,744
Lukoil OAO ADR	46,390	2,792,678
Mechel OAO ADR (a)	14,454	129,797
MMC Norilsk Nickel OJSC ADR	50,760	928,908
Mobile TeleSystems ADR (a)	44,397	814,241
Mobile Telesystems OJSC	28,255	220,106
NovaTek OAO GDR	11,371	1,540,770
Novolipetsk Steel OJSC GDR	1,563	32,479
Novorossiysk Commercial Sea Trade Port PJSC GDR	2,861	21,629
Pharmstandard GDR (a)(b)	3,210	56,946
Polymetal International PLC (b)	5,640	83,219
Rosneft Oil Co. GDR	152,157	1,077,271
Rostelecom ADR (b)	5,016	146,905
Sberbank of Russia ADR (b)	30,000	401,700
Severstal GDR	25,788	343,496
Sistema JSFC GDR	6,858	135,034
Surgutneftegas OJSC ADR	134,839	1,318,725
Tatneft ADR	15,709	640,927
TMK OAO GDR	2,343	31,396
Uralkali OJSC GDR	4,000	150,840
VimpelCom, Ltd. ADR	27,241	304,010
VTB Bank OJSC GDR	38,407	173,216
X5 Retail Group NV GDR (b)	1,911	43,839

		16,847,987

SOUTH AFRICA — 9.7%
ABSA Group, Ltd.	18,362	373,243
Adcock Ingram Holdings, Ltd.	5,730	43,827
Adcorp Holdings, Ltd.	25,878	92,492
Afgri, Ltd.	136,290	112,768
African Bank Investments, Ltd. (a)	73,515	381,821
African Rainbow Minerals, Ltd.	9,020	213,472
Allied Electronics Corp., Ltd. Preference Shares	31,570	98,726
Anglo Platinum, Ltd. (a)	3,306	230,034
AngloGold Ashanti, Ltd. (a)	13,635	501,726
Aquarius Platinum, Ltd.	22,641	51,368
ArcelorMittal South Africa, Ltd.	10,590	77,218
Aspen Pharmacare Holdings, Ltd. (b)	29,473	455,159
Aveng, Ltd.	30,550	155,605
Avusa, Ltd.	5,296	13,318
Barloworld, Ltd.	13,074	170,321
Bidvest Group, Ltd.	19,166	448,898
Business Connexion Group, Ltd.	112,483	66,834
Cadiz Holdings	73,605	24,361
Coronation Fund Managers, Ltd.	105,139	390,441
Discovery Holdings, Ltd.	17,218	113,006
Eqstra Holdings, Ltd.	16,844	16,571
FirstRand, Ltd.	243,471	751,870
Gold Fields, Ltd.	40,828	558,592
Grindrod, Ltd.	51,424	101,112
Group Five, Ltd.	14,598	55,561
Harmony Gold Mining Co., Ltd. (a)	12,301	133,660
Impala Platinum Holdings, Ltd. (a)	29,789	586,499
Imperial Holdings, Ltd.	10,085	203,683
Investec, Ltd.	11,143	68,474
Invicta Holdings, Ltd.	31,186	264,131
JD Group, Ltd.	10,980	70,820
Kagiso Media, Ltd.	57,225	149,129
Kumba Iron Ore, Ltd. (a)	3,188	218,521
Lewis Group, Ltd.	13,209	131,151
Massmart Holdings, Ltd. (a)	8,600	181,468
MMI Holdings, Ltd.	48,887	112,813
MTN Group, Ltd. (a)	79,242	1,394,121
Murray & Roberts Holdings, Ltd. (a)(b)	27,030	98,969
Naspers, Ltd.	22,898	1,285,944
Nedbank Group, Ltd.	21,082	450,508
Netcare, Ltd.	114,998	213,227
Northam Platinum, Ltd.	14,662	65,185
Pretoria Portland Cement Co., Ltd.	11,194	47,842
PSG Group, Ltd.	22,789	144,017
Reinet Investments SCA ADR (b)	9,196	16,716
Remgro, Ltd.	23,597	410,012
RMB Holdings, Ltd.	49,442	201,452
RMI Holdings	60,652	136,011
Sanlam, Ltd.	111,547	482,260

See accompanying notes to financial statements.

SPDR S&P Emerging Markets ETF
SCHEDULE OF INVESTMENTS (continued)
March 31, 2012 (Unaudited)

Security Description	Shares	Value

Sappi, Ltd. (a)(b)	15,528	$57,462
Sasol, Ltd.	25,068	1,210,194
Shoprite Holdings, Ltd.	39,319	703,429
Standard Bank Group, Ltd.	47,932	695,508
Steinhoff International Holdings, Ltd. (a)(b)	95,552	342,389
Sun International, Ltd.	9,090	98,900
Super Group, Ltd. (b)	7,178	12,888
Telkom SA, Ltd.	14,706	45,989
The Foschini Group, Ltd.	17,227	277,623
Tiger Brands, Ltd.	10,738	376,629
Trans Hex Group, Ltd. (b)	1,382	520
Truworths International, Ltd.	34,124	359,090
Wilson Bayly Holmes-Ovcon, Ltd.	12,652	214,314
Woolworths Holdings, Ltd.	70,124	439,957

		17,399,849

TAIWAN — 11.6%
Acer, Inc.	138,758	184,058
Advanced Semiconductor Engineering, Inc.	332,716	334,807
Asustek Computer, Inc.	30,340	286,289
AU Optronics Corp. ADR	60,519	275,967
Catcher Technology Co., Ltd.	32,000	226,058
Cathay Financial Holding Co., Ltd.	225,789	257,044
Chang Hwa Commercial Bank	326,990	186,681
Chimei Innolux Corp. (b)	116,874	54,448
China Development Financial Holding Corp.	656,945	200,325
China Steel Chemical Corp. (b)	209,345	993,014
China Steel Corp.	408,701	417,501
Chinatrust Financial Holding Co., Ltd.	462,803	290,874
Chipbond Technology Corp.	15,000	19,440
Chunghwa Telecom Co., Ltd.	134,457	414,106
CMC Magnetics Corp. (b)	165,000	29,630
Compal Electronics, Inc.	279,774	314,710
Delta Electronics, Inc.	107,340	314,588
Elite Semiconductor Memory Technology, Inc. (b)	86,750	81,123
Epistar Corp. (b)	30,850	78,707
Etron Technology, Inc.	12,445	4,217
Far Eastern New Century Corp.	277,700	321,315
Formosa Chemicals & Fibre Corp.	139,460	407,307
Formosa Epitaxy, Inc.	14,000	13,044
Formosa Plastics Corp.	219,610	646,601
Foxconn Technology Co., Ltd.	65,097	269,082
Fubon Financial Holding Co., Ltd.	328,314	369,867
Giant Manufacturing Co., Ltd. (b)	158,802	696,771
Grape King, Inc.	140,000	226,973
Hiwin Technologies Corp.	8,000	90,261
Hon Hai Precision Industry Co., Ltd.	319,398	1,239,088
Hotai Motor Co., Ltd.	81,000	653,171
HTC Corp.	47,198	954,690
Hua Nan Financial Holdings Co., Ltd.	337,922	193,494
Lite-On Technology Corp.	140,734	170,228
MediaTek, Inc.	36,329	347,725
Mega Financial Holding Co., Ltd.	258,640	182,712
Mosel Vitelic, Inc. (b)	6,827	953
Nan Ya Plastics Corp.	215,690	487,439
National Petroleum Co., Ltd.	301,000	368,161
Neo Solar Power Corp.	12,768	9,993
Novatek Microelectronics Corp.	27,225	82,926
Pan Jit International, Inc.	13,000	6,651
Pegatron Corp.	47,686	74,321
Pou Chen Corp.	197,531	171,667
Powerchip Technology Corp. (b)	214,189	7,983
Powertech Technology, Inc. (b)	59,285	115,499
Precision Silicon Corp.	26,909	16,685
ProMOS Technologies, Inc. (b)(e)	130,950	0
Quanta Computer, Inc.	188,664	494,121
Raydium Semiconductor Corp.	10,413	32,317
Shin Kong Financial Holding Co., Ltd. (b)	209,252	66,644
Siliconware Precision Industries Co.	137,578	166,877
SinoPac Financial Holdings Co., Ltd.	453,393	163,602
Solar Applied Materials Technology Corp. (b)	133,416	194,375
Solartech Energy Corp.	8,993	10,238
Taishin Financial Holdings Co., Ltd.	413,100	165,159
Taiwan Cement Corp.	240,533	281,571
Taiwan Semiconductor Manufacturing Co., Ltd.	938,000	2,698,206
Taiwan Semiconductor Manufacturing Co., Ltd. ADR	131,043	2,002,337
Taiwan Tea Corp.	86,913	44,908
Tatung Co., Ltd. (b)	140,885	41,004
Tripod Technology Corp.	59,320	198,976
Uni-President Enterprises Corp.	70,000	96,885
United Microelectronics Corp. ADR	205,115	502,532
Unity Opto Technology Co., Ltd.	14,759	17,002
Visual Photonics Epitaxy Co., Ltd.	120,690	222,042
Wistron Corp.	118,053	177,992

		20,664,982

THAILAND — 2.3%
Advanced Info Service PCL (Foreign ownership limit)	98,515	587,577
Bangkok Expressway PCL	282,859	198,047
Banpu PCL	11,208	221,617
Electricity Generating PCL (Foreign ownership limit)	64,074	193,157
IRPC PCL	722,058	109,537
Kasikornbank PCL	13,600	67,890
Kasikornbank PCL (Foreign ownership limit)	32,700	165,885
PTT Exploration & Production PCL	87,798	496,621
PTT PCL	59,424	681,883
Siam Cement PCL (c)	20,400	234,749
Siam Cement PCL (c)	12,000	161,815
Siam Commercial Bank PCL (Foreign ownership limit)	93,202	433,533
Thai Oil PCL	88,895	208,910
Tisco Financial Group PCL	124,653	167,686
TMB Bank PCL	3,613,317	207,312

		4,136,219

TURKEY — 1.6%
Akbank TAS	81,805	321,182
Anadolu Efes Biracilik Ve Malt Sanayii AS	17,587	245,620

See accompanying notes to financial statements.

SPDR S&P Emerging Markets ETF
SCHEDULE OF INVESTMENTS (continued)
March 31, 2012 (Unaudited)

Security Description	Shares	Value

Dogan Sirketler Grubu Holdings AS (b)	118,372	$55,770
Dogan Yayin Holding AS (b)	98,021	45,082
Eregli Demir ve Celik Fabrikalari TAS	74,305	146,284
Haci Omer Sabanci Holding AS	43,637	187,481
KOC Holding AS	62,366	253,256
Migros Ticaret AS (b)	686	6,252
Tupras-Turkiye Petrol Rafinerileri AS	9,916	253,059
Turkcell Iletisim Hizmetleri AS (b)	37,602	192,344
Turkiye Garanti Bankasi AS	175,585	695,289
Turkiye Is Bankasi	102,179	251,593
Ulker Biskuvi Sanayi AS	41,540	131,407
Yapi ve Kredi Bankasi AS (b)	65,733	132,727

		2,917,346

UNITED KINGDOM — 0.2%
British American Tobacco PLC	5,865	295,751

TOTAL COMMON STOCKS —
(Cost $170,547,050)		172,905,923

WARRANT — 0.0% (g)
MALAYSIA — 0.0% (g)
Dialog Group Bhd (expiring 11/30/16) (b) (Cost $0)	41,450	7,577

RIGHTS — 0.0% (g)
SOUTH AFRICA — 0.0% (g)
Murray & Roberts Holdings, Ltd. (expiring 4/20/12) (a)(b) (Cost $0)	9,190	12,034

SHORT TERM INVESTMENTS — 8.3%
UNITED STATES — 8.3%
MONEY MARKET FUNDS — 8.3%
State Street Navigator Securities Lending Prime Portfolio (h)(i)	12,833,746	12,833,746
State Street Institutional Liquid Reserves Fund 0.23% (i)(j)(k)	1,926,236	1,926,236

TOTAL SHORT TERM INVESTMENTS —
(Cost $14,759,982)		14,759,982

TOTAL INVESTMENTS — 105.1%
(Cost $185,307,032)		187,685,516
OTHER ASSETS & LIABILITIES — (5.1)%		(9,031,123)

NET ASSETS — 100.0%		$178,654,393

(a)	A portion of the security was on loan at March 31, 2012.
(b)	Non-income producing security.
(c)	Reflects separate holdings of the issuer’s common stock traded on different securities exchanges.
(d)	Securities purchased pursuant to Rule 144A of the Securities Act of 1933. These securities, which represent 0.8% of net assets as of March 31, 2012, are considered liquid and may be resold in transactions exempt from registration, normally to qualified institutional buyers.
(e)	Securities are valued at fair value as determined in good faith by the Trust’s Pricing and Investment Committee in accordance with procedures approved by the Board of Trustees. Securities’ values are determined based on Level 3 inputs. (Note 2)
(f)	Security is valued at fair value as determined in good faith by the Trust’s Pricing and Investment Committee in accordance with procedures approved by the Board of Trustees. Security value is determined based on Level 2 inputs. (Note 2)
(g)	Amount shown represents less than 0.05% of net assets.
(h)	Investments of cash collateral for securities loaned.
(i)	Affiliated Fund managed by SSgA Funds Management, Inc. (Note 3)
(j)	Security, or a portion thereof, is designated on the Fund’s books of pledged as collateral for futures contracts.
(k)	The rate shown is the annualized seven-day yield at period end.
ADR = American Depositary Receipt
GDR = Global Depositary Receipt
PLC = Public Limited Company

At March 31, 2012, open futures contracts purchased were as follows:

	Expiration		Aggregate		Unrealized
Futures	Date	Contracts	Face Value	Value	Depreciation

MSCI Taiwan Index Futures	4/27/2012	184	$5,254,153	$5,194,320	$(59,833)

See accompanying notes to financial statements.

SPDR S&P Emerging Markets Dividend ETF
SCHEDULE OF INVESTMENTS
March 31, 2012 (Unaudited)

Security Description	Shares	Value

COMMON STOCKS — 99.3%
BRAZIL — 13.9%
AES Tiete SA Preference Shares	261,791	$3,989,360
Banco do Brasil SA	17,638	250,894
Banco do Brasil SA ADR (a)	623,901	8,928,023
Companhia de Saneamento de Minas Gerais-Copasa MG	7,730	180,379
Companhia de Transmissao de Energia Electrica Paulista Preference Shares	105,002	3,596,763
Companhia Energetica de Minas Gerais ADR (a)	8,034	191,049
EDP — Energias do Brasil SA	6,690	153,581
Eletropaulo Metropolitana SA Preference Shares	429,342	9,037,293
Natura Cosmeticos SA	7,208	156,859
Oi SA ADR	213,281	3,391,168
Redecard SA	9,132	177,454
Souza Cruz SA	11,878	182,308
Sul America SA	649,985	6,092,607
Tractebel Energia SA	5,545	99,453
Tractebel Energia SA ADR (a)	2,970	53,074
Vale SA Preference Shares ADR (a)	410,710	9,319,010

		45,799,275

CHILE — 1.4%
AES Gener SA	268,348	164,807
Aguas Andinas SA Class A	256,539	153,456
Banco de Chile ADR (a)	1,727	163,944
Corpbanca SA ADR (a)	88,359	1,798,106
E.CL SA	799,045	2,213,067
ENTEL Chile SA	7,767	157,186

		4,650,566

CHINA — 6.5%
Bank of China, Ltd.	373,536	150,588
Guangzhou R&F Properties Co., Ltd. (a)	6,813,511	8,117,591
Jiangsu Expressway Co., Ltd. (a)	192,000	185,719
Lonking Holdings, Ltd. (a)	16,769,000	5,896,364
Renhe Commercial Holdings Co., Ltd. (a)	55,982,000	3,893,647
Soho China, Ltd. (a)	212,000	153,730
Zhejiang Expressway Co., Ltd.	3,846,000	2,873,107

		21,270,746

CZECH REPUBLIC — 9.2%
CEZ AS	239,248	10,235,668
Komercni Banka AS	56,007	11,105,915
New World Resources PLC (a)	329,800	2,341,313
Philip Morris CR AS	1,418	881,307
Telefonica O2 Czech Republic AS (a)	266,814	5,575,273

		30,139,476

EGYPT — 0.3%
Telecom Egypt	440,208	1,032,011

HONG KONG — 5.6%
Bosideng International Holdings, Ltd.	14,253,600	4,461,135
China Mobile, Ltd.	9,837	108,265
China Rongsheng Heavy Industries Group Holdings, Ltd. (a)	513,500	135,584
Shimao Property Holdings, Ltd. (a)	9,670,000	10,325,129
Silver Base Group Holdings, Ltd. (a)	5,092,000	3,535,018

		18,565,131

HUNGARY — 1.1%
Magyar Telekom Telecommunications PLC	1,401,700	3,658,039

INDIA — 0.1%
Hero Motocorp, Ltd.	4,622	186,463

INDONESIA — 1.5%
AKR Corporindo Tbk PT	10,260,000	4,824,803
Astra Agro Lestari Tbk PT	62,000	158,323

		4,983,126

MALAYSIA — 4.4%
British American Tobacco Malaysia Bhd	10,400	192,214
Digi.Com Bhd	117,000	155,058
Malayan Banking Bhd	3,367,900	9,751,354
Maxis Bhd	2,039,700	4,054,765
Public Bank Bhd	36,200	161,178
UMW Holdings Bhd	65,200	155,365

		14,469,934

MEXICO — 0.1%
Grupo Aeroportuario del Pacifico SAB de CV	43,207	159,465
Kimberly-Clark de Mexico SAB de CV	80,706	178,983

		338,448

MOROCCO — 0.4%
Maroc Telecom	77,097	1,250,798

PHILIPPINES — 1.7%
Philippine Long Distance Telephone Co. ADR	90,217	5,610,595

POLAND — 3.6%
Asseco Poland SA	10,563	168,836
KGHM Polska Miedz SA	250,943	11,514,026

		11,682,862

RUSSIA — 3.7%
CTC Media, Inc. (a)	16,358	190,243
Surgutneftegas OJSC ADR Preference Shares	1,697,837	12,020,686

		12,210,929

SOUTH AFRICA — 4.7%
African Bank Investments, Ltd.	35,347	183,585
Kumba Iron Ore, Ltd. (a)	139,656	9,572,683
MMI Holdings, Ltd.	600,896	1,386,644
Redefine Properties, Ltd.	3,010,220	3,130,028
Resilient Property Income Fund, Ltd.	197,455	991,835
The Foschini Group, Ltd.	11,200	180,495
Woolworths Holdings, Ltd.	29,566	185,497

		15,630,767

SOUTH KOREA — 5.0%
Korea Exchange Bank	1,020,770	7,801,834
KT Corp. ADR	611,852	8,376,254
KT&G Corp.	2,204	156,393

See accompanying notes to financial statements.

SPDR S&P Emerging Markets Dividend ETF
SCHEDULE OF INVESTMENTS (continued)
March 31, 2012 (Unaudited)

Security Description	Shares	Value

LG Uplus Corp.	24,650	$147,937

		16,482,418

TAIWAN — 24.5%
Acer, Inc.	7,108,000	9,428,525
Asia Cement Corp.	125,740	153,157
Chicony Electronics Co., Ltd. (b)	1,318,180	2,590,403
China Development Financial Holding Corp.	527,000	160,701
Chunghwa Telecom Co., Ltd. ADR (a)	4,538	139,589
Compal Electronics, Inc.	8,267,000	9,299,307
Epistar Corp. (b)	87,000	221,962
Far Eastern New Century Corp.	123,000	142,318
Farglory Land Development Co., Ltd.	1,467,000	2,952,440
Highwealth Construction Corp. (b)	2,610,000	4,527,673
HTC Corp.	528,105	10,682,163
LCY Chemical Corp.	3,644,000	5,802,843
Lite-On Technology Corp.	3,381,915	4,090,680
Macronix International Co., Ltd. (b)	17,807,000	6,636,636
MediaTek, Inc.	11,000	105,287
Pou Chen Corp.	155,000	134,705
Quanta Computer, Inc.	86,000	225,238
Taiwan Cement Corp.	123,000	143,985
Taiwan Mobile Co., Ltd.	31,200	95,034
TSRC Corp. (b)	38,000	97,206
United Microelectronics Corp. ADR (a)	3,889,324	9,528,844
Wistron Corp.	6,428,781	9,692,888
Yang Ming Marine Transport Corp.	7,467,000	3,984,660

		80,836,244

THAILAND — 4.3%
Advanced Info Service PCL (Foreign ownership limit)	30	179
Advanced Info Service PCL, NVDR	30,649	182,801
Electricity Generating PCL, NVDR	45,200	136,259
Land and Houses PCL, NVDR	713,645	159,616
Shin Corp. PCL, NVDR	3,961,100	7,575,523
Thai Airways International PCL, NVDR (b)	7,416,200	6,190,183
Total Access Communication PCL	10	27

		14,244,588

TURKEY — 7.3%
Arcelik AS (b)	39,192	174,978
Eregli Demir ve Celik Fabrikalari TAS	4,459,916	8,780,249
Ford Otomotiv Sanayi AS	395,694	3,728,565
Tofas Turk Otomobil Fabrikasi AS	792,300	3,386,239
Turk Telekomunikasyon AS	1,815,125	7,879,897

		23,949,928

TOTAL COMMON STOCKS —
(Cost $325,406,161)		326,992,344

SHORT TERM INVESTMENTS — 8.8%
UNITED STATES — 8.8%
MONEY MARKET FUNDS — 8.8%
State Street Navigator Securities Lending Prime Portfolio (c)(d)	29,070,308	29,070,308
State Street Institutional Liquid Reserves Fund 0.23% (d)(e)	100	100

TOTAL SHORT TERM INVESTMENTS —
(Cost $29,070,408)		29,070,408

TOTAL INVESTMENTS — 108.1%
(Cost $354,476,569)		356,062,752
OTHER ASSETS & LIABILITIES — (8.1)%		(26,555,960)

NET ASSETS — 100.0%		$329,506,792

(a)	A portion of the security was on loan at March 31, 2012.
(b)	Non-income producing security.
(c)	Investments of cash collateral for securities loaned.
(d)	Affiliated Fund managed by SSgA Funds Management, Inc. (Note 3)
(e)	The rate shown is the annualized seven-day yield at period end.
ADR = American Depositary Receipt
NVDR = Non Voting Depositary Receipt
PLC = Public Limited Company

See accompanying notes to financial statements.

SPDR S&P BRIC 40 ETF
SCHEDULE OF INVESTMENTS
March 31, 2012 (Unaudited)

Security Description	Shares	Value

COMMON STOCKS — 99.8%
BRAZIL — 19.9%
Banco Bradesco SA Preference Shares ADR (a)	799,993	$13,999,877
BRF — Brasil Foods SA ADR (a)	285,958	5,722,020
Companhia de Bebidas das Americas Preference Shares ADR (a)	314,588	12,998,776
Companhia Energetica de Minas Gerais ADR	162,203	3,857,187
Companhia Siderurgica Nacional SA ADR	333,532	3,155,213
Gerdau SA ADR	392,577	3,780,517
Itau Unibanco Holding SA Preference Shares ADR	948,850	18,208,431
Petroleo Brasileiro SA ADR	690,176	18,331,075

		80,053,096

CHINA — 33.3%
Agricultural Bank of China, Ltd. (a)	10,437,000	4,476,457
Baidu, Inc. ADR (b)	114,883	16,746,495
Bank of China, Ltd.	25,880,254	10,433,436
China Construction Bank Corp.	31,199,610	24,110,981
China Life Insurance Co., Ltd.	3,355,000	8,707,271
China Merchants Bank Co., Ltd. (a)	1,706,936	3,491,260
China Petroleum & Chemical Corp.	7,250,288	7,900,237
China Shenhua Energy Co., Ltd.	1,471,500	6,207,061
China Telecom Corp., Ltd.	5,978,610	3,311,183
Industrial & Commercial Bank of China (a)	26,697,960	17,227,818
PetroChina Co., Ltd.	9,388,171	13,276,934
Ping An Insurance Group Co. of China, Ltd. (a)	797,000	6,025,747
Tencent Holdings, Ltd.	445,800	12,436,924

		134,351,804

EGYPT — 3.3%
Vale SA ADR	564,244	13,163,813

HONG KONG — 11.2%
China Mobile, Ltd.	2,205,000	24,268,064
China Overseas Land & Investment, Ltd. (a)	1,686,560	3,206,289
China Unicom (Hong Kong), Ltd. (a)	2,102,000	3,562,895
CNOOC, Ltd.	6,962,221	14,311,830

		45,349,078

INDIA — 4.6%
HDFC Bank, Ltd. ADR (a)	63,636	2,169,988
ICICI Bank, Ltd. ADR	23,665	825,198
Infosys Technologies, Ltd. ADR (a)	152,356	8,688,863
Reliance Industries, Ltd. GDR (c)	229,945	6,702,897

		18,386,946

RUSSIA — 27.5%
Gazprom OAO ADR (d)	34,375	425,219
Gazprom OAO ADR (d)	2,547,729	31,082,294
Lukoil OAO ADR	259,238	15,606,128
MMC Norilsk Nickel OJSC ADR	344,650	6,307,095
Mobile TeleSystems ADR (a)	209,418	3,840,726
NovaTek OAO GDR	40,527	5,491,408
Rosneft Oil Co. GDR	722,901	5,118,139
Sberbank of Russia ADR	2,325,579	29,860,434
Surgutneftegas OJSC ADR	425,537	4,161,752
Tatneft ADR	107,775	4,397,220
Uralkali OJSC GDR (a)(d)	112,888	4,257,006
Uralkali OJSC GDR (d)	9,828	370,614

		110,918,035

TOTAL COMMON STOCKS —
(Cost $402,117,432)		402,222,772

SHORT TERM INVESTMENTS — 8.7%
UNITED STATES — 8.7%
MONEY MARKET FUNDS — 8.7%
State Street Navigator Securities Lending Prime Portfolio (e)(f)	33,892,530	33,892,530
State Street Institutional Liquid Reserves Fund 0.23% (f)(g)	947,770	947,770

TOTAL SHORT TERM INVESTMENTS —
(Cost $34,840,300)		34,840,300

TOTAL INVESTMENTS — 108.5%
(Cost $436,957,732)		437,063,072
OTHER ASSETS & LIABILITIES — (8.5)%		(34,063,208)

NET ASSETS — 100.0%		$402,999,864

(a)	A portion of the security was on loan at March 31, 2012.
(b)	Non-income producing security.
(c)	Securities purchased pursuant to Rule 144A of the Securities Act of 1933. These securities, which represent 1.7% of net assets as of March 31, 2012, are considered liquid and may be resold in transactions exempt from registration, normally to qualified institutional buyers.
(d)	Reflects separate holdings of the issuer’s common stock traded on different securities exchanges.
(e)	Investments of cash collateral for securities loaned.
(f)	Affiliated Fund managed by SSgA Funds Management, Inc. (Note 3)
(g)	The rate shown is the annualized seven-day yield at period end.
ADR = American Depositary Receipt
GDR = Global Depositary Receipt

See accompanying notes to financial statements.

SPDR S&P Emerging Europe ETF
SCHEDULE OF INVESTMENTS
March 31, 2012 (Unaudited)

Security Description	Shares	Value

COMMON STOCKS — 100.0%
CZECH REPUBLIC — 4.1%
CEZ AS	59,878	$2,561,741
Komercni Banka AS	4,072	807,458
Telefonica O2 Czech Republic AS	24,512	512,196
Unipetrol (a)	40,153	372,183

		4,253,578

HUNGARY — 3.7%
Magyar Telekom Telecommunications PLC	237,631	620,150
MOL Hungarian Oil and Gas NyRt (a)(b)	12,363	1,027,087
OTP Bank NyRt (b)	69,107	1,194,738
Richter Gedeon NyRt	5,291	904,687

		3,746,662

POLAND — 13.6%
Agora SA	45,932	187,039
Asseco Poland SA	22,259	355,781
Bank Pekao SA	32,211	1,600,842
Bioton SA (a)	1,093,312	35,056
BRE Bank SA (a)	5,211	476,522
Cersanit SA (a)	65,618	90,680
Cersanit SA (a)	15,720	22,430
Echo Investment SA (a)	136,100	187,646
Get Bank SA (a)	246,599	154,974
Getin Holding SA (a)	80,742	61,615
Globe Trade Centre SA (a)	54,800	117,725
ING Bank Slaski SA	25,012	708,545
KGHM Polska Miedz SA	35,972	1,650,504
Lubelski Wegiel Bogdanka SA	10,130	413,151
Netia SA (a)	574,248	1,178,398
Orbis SA (a)	6,783	95,042
PBG SA	4,463	55,838
Polimex- Mostostal SA	154,670	67,942
Polska Grupa Energetyczna SA	103,665	641,175
Polski Koncern Naftowy Orlen SA (a)	62,996	754,425
Powszechna Kasa Oszczednosci Bank Polski SA	153,973	1,658,809
Powszechny Zaklad Ubezpieczen SA	6,147	640,559
Tauron Polska Energia SA	404,146	658,286
Telekomunikacja Polska SA	320,054	1,753,791
TVN SA	80,912	280,188
Zaklad Przetworstwa Hutniczego Stalprodukt SA	1,458	112,197

		13,959,160

RUSSIA — 62.8%
Evraz PLC (a)	119,303	704,328
Gazprom Neft JSC ADR (b)(c)	25,934	692,178
Gazprom Neft JSC ADR (c)	1,128	29,734
Gazprom OAO ADR (c)	48,019	593,995
Gazprom OAO ADR (c)	1,356,598	16,550,496
Integra Group Holdings GDR (a)	132,749	278,773
Lukoil OAO ADR	122,797	7,392,379
Magnit OJSC GDR	37,994	1,107,145
Mechel OAO ADR	30,093	270,235
MMC Norilsk Nickel OJSC ADR (b)	204,601	3,744,198
Mobile TeleSystems ADR	114,353	2,097,234
Mobile Telesystems OJSC	135,721	1,057,265
NovaTek OAO GDR	30,156	4,086,138
Novolipetsk Steel OJSC GDR	9,594	199,363
Pharmstandard GDR (a)	9,216	163,492
PIK Group GDR (a)(b)	74,607	186,667
Polymetal International PLC (a)	51,013	752,708
Polyus Gold International Ltd. GDR (a)	102,696	316,304
Rosneft Oil Co. GDR	535,979	3,794,731
Rostelecom ADR (a)	49,116	1,438,475
Sberbank	2,366,179	7,642,758
Severstal GDR	74,521	992,620
Sistema JSFC GDR	31,271	615,726
Surgutneftegas OJSC ADR	351,841	3,441,005
Tatneft ADR	38,875	1,586,100
Uralkali OJSC GDR (b)	48,858	1,842,435
VimpelCom, Ltd. ADR	111,326	1,242,398
VTB Bank OJSC GDR	315,804	1,424,276
X5 Retail Group NV GDR (a)	8,988	206,185

		64,449,341

TURKEY — 15.8%
Akbank TAS	346,802	1,361,610
Anadolu Anonim Turk Sigorta (a)	375,979	204,554
Anadolu Efes Biracilik Ve Malt Sanayii AS	79,381	1,108,636
Arcelik AS (a)	206,945	923,934
Asya Katilim Bankasi AS (a)	113,137	124,375
BIM Birlesik Magazalar AS	19,783	748,978
Dogan Sirketler Grubu Holdings AS (a)	387,296	182,472
Dogan Yayin Holding AS (a)	894,397	411,356
Dogus Otomotiv Servis ve Ticaret AS (a)	216,653	624,598
Enka Insaat ve Sanayi AS	145,432	463,320
Eregli Demir ve Celik Fabrikalari TAS	308,283	606,918
Haci Omer Sabanci Holding AS	181,732	780,788
Hurriyet Gazetecilik ve Matbaacilik AS (a)	288,588	191,000
KOC Holding AS	236,002	958,357
Tupras-Turkiye Petrol Rafinerileri AS	34,151	871,541
Turk Hava Yollari Anonim Ortakligi (a)	423,517	617,614
Turk Telekomunikasyon AS	60,260	261,603
Turkcell Iletisim Hizmetleri AS (a)	209,403	1,071,151
Turkiye Garanti Bankasi AS	700,364	2,773,330
Turkiye Halk Bankasi AS	46,090	329,602
Turkiye Is Bankasi	294,830	725,954
Vestel Elektronik Sanayi (a)	195,953	245,092
Yapi ve Kredi Bankasi AS (a)	326,759	659,785

		16,246,568

TOTAL COMMON STOCKS —
(Cost $126,016,761)		102,655,309

SHORT TERM INVESTMENTS — 2.5%
UNITED STATES — 2.5%
MONEY MARKET FUNDS — 2.5%
State Street Navigator Securities Lending Prime Portfolio (d)(e)	2,506,919	2,506,919

See accompanying notes to financial statements.

SPDR S&P Emerging Europe ETF
SCHEDULE OF INVESTMENTS (continued)
March 31, 2012 (Unaudited)

Security Description	Shares	Value

State Street Institutional Liquid Reserves Fund 0.23% (e)(f)	60,836	$60,836

TOTAL SHORT TERM INVESTMENTS —
(Cost $2,567,755)		2,567,755

TOTAL INVESTMENTS — 102.5%
(Cost $128,584,516)		105,223,064
OTHER ASSETS & LIABILITIES — (2.5)%		(2,586,998)

NET ASSETS — 100.0%		$102,636,066

(a)	Non-income producing security
(b)	A portion of the security was on loan at March 31, 2012.
(c)	Reflects separate holdings of the issuer’s common stock traded on different securities exchanges.
(d)	Investments of cash collateral for securities loaned.
(e)	Affiliated Fund managed by SSgA Funds Management, Inc. (Note 3)
(f)	The rate shown is the annualized seven-day yield at period end.
ADR = American Depositary Receipt
GDR = Global Depositary Receipt
PLC = Public Limited Company

See accompanying notes to financial statements.

SPDR S&P Emerging Latin America ETF
SCHEDULE OF INVESTMENTS
March 31, 2012 (Unaudited)

Security Description	Shares	Value

COMMON STOCKS — 99.2%
BRAZIL — 57.0%
AES Tiete SA Preference Shares	40,045	$610,235
All America Latina Logistica SA	96,859	480,499
B2W Companhia Global do Varejo (a)	38,145	173,548
Banco Bradesco SA Preference Shares ADR (b)	302,983	5,302,203
Banco do Brasil SA	94,759	1,347,912
Banco do Brasil SA ADR (b)	36,261	518,895
Banco Santander Brazil SA ADS (b)	100,993	926,106
BM&FBOVESPA SA	323,168	1,991,124
BR Malls Participacoes SA	51,790	675,374
Bradespar SA Preference Shares	55,711	1,064,565
Braskem SA Preference Shares ADR (b)	25,363	404,033
BRF — Brasil Foods SA	33,401	659,122
BRF — Brasil Foods SA ADR (b)	62,777	1,256,168
CCR SA	139,137	1,127,251
Centrais Eletricas Brasileiras SA	7,639	71,771
Centrais Eletricas Brasileiras SA ADR	55,617	520,575
Cielo SA	30,093	1,020,915
Companhia Brasileira de Distribuicao Grupo Pao de Acucar Preference Shares ADR (b)	25,057	1,193,214
Companhia de Bebidas das Americas Preference Shares ADR (b)	143,055	5,911,033
Companhia de Saneamento Basico do Estado de Sao Paulo	32,603	1,244,930
Companhia Energetica de Minas Gerais ADR	82,758	1,967,985
Companhia Energetica de Sao Paulo Preference Shares	49,184	988,910
Companhia Paranaense de Energia Preference Shares	26,911	630,623
Companhia Siderurgica Nacional SA ADR	149,861	1,417,685
Cosan SA Industria e Comercio	31,881	593,476
CPFL Energia SA ADR (b)	14,430	436,508
Cyrela Brazil Realty SA	66,805	591,405
Cyrela Commercial Properties SA Empreendimentos e Participacoes	52,066	556,535
Diagnosticos da America SA	31,126	239,037
Duratex SA	108,318	683,407
Empresa Brasileira de Aeronautica SA	95,217	764,116
Fertilizantes Heringer SA (a)	4,714	32,171
Fibria Celulose SA ADR (b)	54,597	458,069
Gafisa SA	47,018	110,825
Gerdau SA ADR	92,068	886,615
Gerdau SA Preference Shares	17,908	171,394
Gol Linhas Aereas Inteligentes SA Preference Shares	30,521	203,942
Investimentos Itau SA	80,172	617,451
Investimentos Itau SA Preference Shares	412,597	2,544,382
Itau Unibanco Holding SA Preference Shares ADR	355,801	6,827,821
JBS SA (a)	148,162	609,119
LLX Logistica SA (a)	87,033	161,729
Lojas Americanas SA Preference Shares	133,716	1,260,711
Lojas Renner SA	29,913	1,028,090
Metalurgica Gerdau SA Preference Shares	79,968	985,847
MMX Mineracao e Metalicos SA (a)	17,572	87,460
MRV Engenharia e Participacoes SA	2,827	20,068
Natura Cosmeticos SA	38,109	829,319
OGX Petroleo e Gas Participacoes SA (a)	120,655	998,679
OGX Petroleo e Gas Participacoes SA ADR (a)(b)	94,938	800,327
Oi SA ADR (c)	23,076	366,908
Oi SA ADR (c)	13,288	84,113
PDG Realty SA Empreendimentos e Participacoes	174,902	604,962
Petroleo Brasileiro SA ADR	234,665	6,232,702
Petroleo Brasileiro SA Preference Shares ADR	322,399	8,240,518
Redecard SA	43,591	847,065
Souza Cruz SA	96,878	1,486,918
TAM SA ADR (b)	16,287	409,292
Tele Norte Leste Participacoes SA ADR (b)	41,725	473,579
Tele Norte Leste Participacoes SA Preference Shares	2,859	32,660
Telefonica Brasil SA Preference Shares	56,162	1,739,073
Tim Participacoes SA	33,987	217,041
Tim Participacoes SA ADR	32,567	1,050,611
Tractebel Energia SA ADR (b)	5,035	89,975
Ultrapar Participacoes SA ADR	65,646	1,423,862
Usinas Siderurgicas de Minas Gerais SA ADR (b)	96,807	637,310
Usinas Siderurgicas de Minas Gerais SA Preference Shares	27,616	181,806
Vale SA Preference Shares ADR (b)	330,982	7,509,982

		85,631,556

CHILE — 10.1%
Almendral SA	3,178,992	455,863
Antarchile SA	49,173	878,395
Banco de Chile ADR (b)	7,985	758,016
Banco de Credito e Inversiones	18,878	1,318,734
Banco Santander Chile ADR	3,811	328,089
CAP SA	24,659	1,052,737
Cencosud SA ADR (b)(d)	13,129	1,304,738
Compania General de Electricidad SA	140,593	734,430
Empresa Nacional de Electricidad SA ADR	24,021	1,296,654
Empresas CMPC SA	250,090	1,072,802
Empresas COPEC SA	93,071	1,550,071
Enersis SA ADR	49,808	1,005,623
Lan Airlines SA ADR (b)	33,685	979,897
SACI Falabella	203,037	1,965,277
Sociedad Quimica y Minera de Chile SA ADR	9,259	543,225

		15,244,551

COLOMBIA — 2.1%
BanColombia SA ADR	19,996	1,292,941

See accompanying notes to financial statements.

SPDR S&P Emerging Latin America ETF
SCHEDULE OF INVESTMENTS (continued)
March 31, 2012 (Unaudited)

Security Description	Shares	Value

Ecopetrol SA, ADR (b)	29,996	$1,832,456

		3,125,397

EGYPT — 3.4%
Vale SA ADR (b)	215,762	5,033,728

MEXICO — 22.6%
Alfa SAB de CV (b)	93,741	1,346,569
America Movil SAB de CV	7,521,733	9,353,359
Cemex SAB de CV (a)(b)	1,655,472	1,274,186
Corporacion GEO SAB de CV (a)(b)	124,631	194,674
Desarrolladora Homex SAB de CV (a)	61,422	191,259
Empresas ICA SAB de CV (a)	111,714	212,431
Fomento Economico Mexicano SAB de CV (b)	380,362	3,127,398
Grupo Aeroportuario del Sureste SAB de CV	131,416	903,565
Grupo Bimbo SAB de CV (b)	585,990	1,364,969
Grupo Carso SA de CV	144,780	453,310
Grupo Elektra SA de CV	9,993	940,538
Grupo Financiero Banorte SAB de CV	318,884	1,418,369
Grupo Financiero Inbursa SA	470,654	968,826
Grupo Mexico SAB de CV	651,096	2,051,304
Grupo Modelo SAB de CV	164,843	1,147,937
Grupo Televisa SA de CV (Series CPO)	286,445	1,210,356
Grupo Televisa SA de CV ADR	2,294	48,357
Impulsora Del Desarrollo Y El Empleo en America Latina SA de CV (a)	362,565	709,252
Industrias Penoles SA de CV	17,607	852,704
Inmuebles Carso SAB de CV (a)	196,171	168,140
Kimberly-Clark de Mexico SAB de CV	599,127	1,328,691
Minera Frisco SAB de CV (a)(b)	156,571	716,092
TV Azteca SAB de CV (b)	651,018	408,077
Urbi Desarrollos Urbanos SA de CV (a)	150,736	180,264
Wal-Mart de Mexico SAB de CV	1,001,809	3,367,386

		33,938,013

PERU — 4.0%
Compania de Minas Buenaventura SA ADR	40,820	1,645,454
Compania Minera Milpo SA	187,366	373,749
Credicorp, Ltd.	13,728	1,809,625
Minsur SA	440,936	524,097
Southern Copper Corp. (b)	33,052	1,048,079
Volcan Compania Minera SAA (Class B)	440,933	611,718

		6,012,722

TOTAL COMMON STOCKS —
(Cost $154,443,840)		148,985,967

SHORT TERM INVESTMENTS — 11.2%
UNITED STATES — 11.2%
MONEY MARKET FUNDS — 11.2%
State Street Navigator Securities Lending Prime Portfolio (e)(f)	16,305,623	16,305,623
State Street Institutional Liquid Reserves Fund 0.23% (f)(g)	473,925	473,925

TOTAL SHORT TERM INVESTMENTS —
(Cost $16,779,548)		16,779,548

TOTAL INVESTMENTS — 110.4%
(Cost $171,223,388)		165,765,515
OTHER ASSETS & LIABILITIES — (10.4)%		(15,591,720)

NET ASSETS — 100.0%		$150,173,795

(a)	Non-income producing security.
(b)	A portion of the security was on loan at March 31, 2012.
(c)	Reflects separate holdings of the issuer’s common stock traded on different securities exchanges.
(d)	Security purchased pursuant to Rule 144A of the Securities Act of 1933. This security, which represents 0.9% of net assets as of March 31, 2012, is considered liquid and may be resold in transactions exempt from registration, normally to qualified institutional buyers.
(e)	Investments of cash collateral for securities loaned.
(f)	Affiliated Fund managed by SSgA Funds Management, Inc. (Note 3)
(g)	The rate shown is the annualized seven-day yield at period end.
ADR = American Depositary Receipt
ADS = American Depositary Shares

See accompanying notes to financial statements.

SPDR S&P Emerging Middle East & Africa ETF
SCHEDULE OF INVESTMENTS
March 31, 2012 (Unaudited)

Security Description	Shares	Value

COMMON STOCKS — 98.6%
EGYPT — 5.7%
Arab Cotton Ginning	45,304	$20,927
Commercial International Bank Egypt SAE	244,070	1,009,011
Eastern Tobacco	26,744	460,360
Egyptian Co. for Mobile Services	10,017	295,551
Egyptian Financial Group-Hermes Holding (a)	102,669	230,835
Egyptian International Pharmaceutical Industrial Co.	12,324	70,353
Egyptian Kuwait Holding Co.	169,912	193,700
ElSwedy Electric Co.	26,054	98,522
Ezz Steel	69,977	80,636
Juhayna Food Industries (a)	100,401	73,140
Maridive & Oil Services SAE	47,216	62,325
Orascom Construction Industries	29,384	1,265,798
Orascom Telecom Holding SAE GDR (a)	184,122	592,505
Orascom Telecom Media and Technology Holding SAE GDR (a)	197,484	219,207
Palm Hills Developments SAE (a)	121,785	35,084
Sidi Kerir Petrochemicals Co.	76,606	178,578
Six of October Development & Investment Co.	32,607	88,751
Suez Cement Co.	40,174	145,997
Talaat Moustafa Group (a)	359,057	244,325
Telecom Egypt	124,931	292,885

		5,658,490

MOROCCO — 3.9%
Attijariwafa Bank	29,144	1,251,591
Banque Centrale Populaire	23,306	553,263
Banque Marocaine du Commerce Exterieur	45,271	1,109,795
Banque Marocaine pour le Commerce et l’Industrie SA	3,167	289,015
Ciments du Maroc	3,908	447,545
Douja Promotion Groupe Addoha SA	20,150	175,473
Maroc Telecom	4,829	78,344

		3,905,026

SOUTH AFRICA — 89.0%
ABSA Group, Ltd.	67,063	1,363,185
Acucap Properties, Ltd.	30,246	160,402
Adcock Ingram Holdings, Ltd.	48,168	368,421
Adcorp Holdings, Ltd.	15,840	56,615
Afgri, Ltd.	110,329	91,287
African Bank Investments, Ltd. (b)	204,921	1,064,317
African Oxygen, Ltd. (b)	29,896	73,624
African Rainbow Minerals, Ltd.	27,240	644,676
Allied Electronics Corp., Ltd. Preference Shares	60,625	189,588
Allied Technologies, Ltd. (b)	14,505	101,116
Anglo Platinum, Ltd. (b)	13,974	972,320
AngloGold Ashanti, Ltd.	102,561	3,773,932
Aquarius Platinum, Ltd.	104,825	237,828
ArcelorMittal South Africa, Ltd.	37,721	275,048
Aspen Pharmacare Holdings, Ltd. (a)	117,508	1,814,705
Assore, Ltd.	14,663	461,315
Astral Foods, Ltd.	11,958	194,767
Aveng, Ltd.	110,421	562,425
AVI, Ltd.	73,533	444,482
Avusa, Ltd.	52,179	131,220
Barloworld, Ltd.	63,469	826,841
Basil Read Holdings, Ltd.	40,668	83,460
Bidvest Group, Ltd.	80,059	1,875,107
Blue Label Telecoms, Ltd.	72,464	64,867
Business Connexion Group, Ltd.	84,452	50,179
Capital Property Fund	118,662	141,475
Cipla Medpro South Africa, Ltd.	110,946	95,412
City Lodge Hotels, Ltd. (b)	7,436	76,787
Clicks Group, Ltd.	87,185	508,145
Coronation Fund Managers, Ltd.	55,706	206,868
DataTec, Ltd.	81,595	467,803
Discovery Holdings, Ltd.	101,401	665,520
Distribution and Warehousing Network, Ltd. (a)	42,367	34,779
DRDGOLD, Ltd. (b)	134,562	97,837
Emira Property Fund	63,208	102,127
Eqstra Holdings, Ltd.	109,475	107,698
Esorfranki, Ltd. (a)	120,797	24,397
Evraz Highveld Steel and Vanadium, Ltd. (a)	6,450	22,742
Exxaro Resources, Ltd. (b)	50,847	1,312,691
FirstRand, Ltd. (b)	1,047,755	3,235,603
Fountainhead Property Trust (b)	490,869	466,913
Gold Fields, Ltd.	206,609	2,826,738
Grindrod, Ltd.	139,337	273,970
Group Five, Ltd.	30,400	115,705
Growthpoint Properties, Ltd.	351,409	915,777
Harmony Gold Mining Co., Ltd. (b)	105,366	1,144,884
Hudaco Industries, Ltd. (b)	6,897	94,362
Hyprop Investments, Ltd.	66,469	498,005
Illovo Sugar, Ltd. (b)	55,861	184,370
Impala Platinum Holdings, Ltd.	136,717	2,691,746
Imperial Holdings, Ltd.	44,185	892,388
Investec, Ltd.	48,771	299,697
JD Group, Ltd.	40,685	262,414
JSE, Ltd.	21,682	224,319
Kumba Iron Ore, Ltd. (b)	22,516	1,543,353
Lewis Group, Ltd.	24,612	244,371
Liberty Holdings, Ltd.	30,474	359,356
Life Healthcare Group Holdings, Ltd.	232,238	756,520
Massmart Holdings, Ltd. (b)	26,119	551,135
Medi-Clinic Corp., Ltd.	78,390	383,035
Merafe Resources, Ltd. (a)	464,227	51,416
MMI Holdings, Ltd.	346,350	799,247
Mondi, Ltd.	36,328	340,817
Mpact, Ltd. (a)	50,126	115,607
Mr. Price Group, Ltd.	76,383	938,944
MTN Group, Ltd.	429,343	7,553,523
Murray & Roberts Holdings, Ltd. (a)(b)	80,573	295,014
Nampak, Ltd.	165,190	499,366
Naspers, Ltd.	113,730	6,387,036
Nedbank Group, Ltd.	64,754	1,383,750
Netcare, Ltd. (b)	359,051	665,745
Northam Platinum, Ltd.	99,590	442,764
Omnia Holdings, Ltd.	13,811	171,410

See accompanying notes to financial statements.

SPDR S&P Emerging Middle East & Africa ETF
SCHEDULE OF INVESTMENTS (continued)
March 31, 2012 (Unaudited)

Security Description	Shares	Value

Petmin, Ltd.	159,113	$64,271
Pick n Pay Stores, Ltd.	92,879	526,446
Pick’ n Pay Holdings, Ltd.	66,505	163,781
Pioneer Foods, Ltd. (b)	25,304	196,179
Pretoria Portland Cement Co., Ltd.	157,698	673,980
Raubex Group, Ltd.	38,154	64,629
Redefine Properties, Ltd.	730,659	759,740
Remgro, Ltd.	104,724	1,819,644
Resilient Property Income Fund, Ltd.	64,500	323,990
Reunert, Ltd.	49,046	447,351
RMB Holdings, Ltd.	181,053	737,702
RMI Holdings	221,808	497,399
SA Corporate Real Estate Fund	534,841	225,099
Sanlam, Ltd.	411,812	1,780,420
Sappi, Ltd. (a)(b)	154,238	570,764
Sasol, Ltd.	130,163	6,283,807
Shoprite Holdings, Ltd.	129,651	2,319,495
Simmer & Jack Mines, Ltd. (a)	261,817	1,023
Standard Bank Group, Ltd.	267,743	3,885,030
Steinhoff International Holdings, Ltd. (a)(b)	371,956	1,332,819
Sun International, Ltd.	22,975	249,971
Super Group, Ltd. (a)	81,593	146,504
Telkom SA, Ltd. (b)	60,376	188,809
The Foschini Group, Ltd.	53,621	864,135
The Spar Group, Ltd.	49,223	742,397
Tiger Brands, Ltd.	43,482	1,525,104
Tongaat Hulett, Ltd.	24,303	329,305
Truworths International, Ltd.	122,968	1,294,004
Tsogo Sun Holdings Ltd.	57,480	136,312
Village Main Reef, Ltd. (a)	138,704	35,243
Vodacom Group, Ltd.	74,452	1,049,180
Wilson Bayly Holmes-Ovcon, Ltd.	22,579	382,468
Woolworths Holdings, Ltd.	229,021	1,436,874

		88,409,183

TOTAL COMMON STOCKS —
(Cost $101,455,192)		97,972,699

RIGHTS — 0.1%
SOUTH AFRICA — 0.1%
Murray & Roberts Holdings, Ltd. (expiring 4/20/12) (a)(b) (Cost $0)	29,383	38,478

SHORT TERM INVESTMENTS — 6.1%
UNITED STATES — 6.1%
MONEY MARKET FUNDS — 6.1%
State Street Navigator Securities Lending Prime Portfolio (c)(d)	6,078,923	6,078,923
State Street Institutional Liquid Reserves Fund 0.23% (d)(e)	100	100

TOTAL SHORT TERM INVESTMENTS —
(Cost $6,079,023)		6,079,023

TOTAL INVESTMENTS — 104.8%
(Cost $107,534,215)		104,090,200
OTHER ASSETS & LIABILITIES — (4.8)%		(4,756,696)

NET ASSETS — 100.0%		$99,333,504

(a)	Non-income producing security.
(b)	A portion of the security was on loan at March 31, 2012.
(c)	Investments of cash collateral for securities loaned.
(d)	Affiliated Fund managed by SSgA Funds Management, Inc. (Note 3)
(e)	The rate shown is the annualized seven-day yield at period end.
GDR = Global Depositary Receipt

See accompanying notes to financial statements.

SPDR S&P World ex-US ETF
SCHEDULE OF INVESTMENTS
March 31, 2012 (Unaudited)

Security Description	Shares	Value

COMMON STOCKS — 98.9%
AUSTRALIA — 7.3%
Abacus Property Group	100,546	$206,238
Alumina, Ltd.	82,066	104,995
Amcor, Ltd.	17,914	138,072
AMP, Ltd.	33,198	148,571
Ansell, Ltd. (a)	20,743	319,537
APA Group (a)	19,556	103,321
Aristocrat Leisure, Ltd. (a)	30,118	94,226
Australia & New Zealand Banking Group, Ltd.	25,950	625,296
BHP Billiton, Ltd.	42,169	1,511,936
Billabong International, Ltd. (a)	17,353	49,976
BlueScope Steel, Ltd. (a)(b)	68,803	28,154
Brambles, Ltd.	27,897	205,189
Bunnings Warehouse Property Trust	38,071	69,414
Commonwealth Bank of Australia (a)	17,428	904,532
Computershare, Ltd. (a)	16,892	157,493
CSL, Ltd.	9,839	365,816
CSR, Ltd. (a)	28,630	53,387
DUET Group	151,363	285,384
Envestra, Ltd.	426,505	342,424
GWA International, Ltd. (a)	68,266	152,048
Harvey Norman Holdings, Ltd. (a)	50,935	106,060
Hills Industries, Ltd.	58,516	65,166
Insurance Australia Group, Ltd.	38,456	135,451
Lend Lease Group	22,607	174,945
Macquarie Group, Ltd.	5,728	172,558
National Australia Bank, Ltd. (a)	20,355	518,734
Newcrest Mining, Ltd.	14,260	438,452
Origin Energy, Ltd.	19,556	270,458
OZ Minerals, Ltd.	10,335	104,496
Perpetual, Ltd. (a)	4,467	117,494
QBE Insurance Group, Ltd.	13,443	197,335
Rio Tinto, Ltd. (a)	6,168	417,889
Santos, Ltd.	15,509	228,788
Sonic Healthcare, Ltd. (a)	15,582	202,100
Suncorp Group, Ltd.	24,324	211,667
Sydney Airport	55,287	164,378
Tatts Group, Ltd.	73,582	189,044
Toll Holdings, Ltd. (a)	17,314	105,287
Treasury Wine Estates, Ltd. (a)	11,208	47,605
Wesfarmers, Ltd.	16,641	517,522
Westfield Group	20,548	187,961
Westfield Retail Trust	17,491	46,749
Westpac Banking Corp. (a)	28,145	638,242
Woodside Petroleum, Ltd.	9,306	335,587
Woolworths, Ltd.	19,564	526,545
WorleyParsons, Ltd.	5,040	149,483

		12,136,005

AUSTRIA — 0.2%
Erste Group Bank AG	3,345	77,019
OMV AG	3,559	126,308
Voestalpine AG	3,778	126,861

		330,188

BELGIUM — 0.9%
Ageas	47,080	103,324
Anheuser-Busch InBev NV	9,019	657,941
Bekaert NV	1,002	32,231
Delhaize Group	2,556	134,281
Dexia SA (a)(b)	18,367	7,093
Gimv NV	2,820	143,644
KBC Groep NV	2,732	68,435
UCB SA	3,436	148,024
Umicore	5,010	275,579

		1,570,552

CANADA — 9.9%
AGF Management, Ltd.	6,752	104,578
Agnico-Eagle Mines, Ltd.	2,854	94,919
Agrium, Inc.	3,819	328,959
ARC Resources, Ltd. (a)	3,788	86,793
Bank of Montreal	6,113	362,700
Bank of Nova Scotia (a)	12,140	678,756
Barrick Gold Corp.	12,212	529,681
BCE, Inc.	2,777	110,974
Bombardier, Inc. (Class B) (a)	30,038	124,426
Brookfield Asset Management, Inc. (Class A)	7,360	231,747
Cameco Corp. (a)	8,042	172,274
Canadian Imperial Bank of Commerce (a)	4,504	343,574
Canadian National Railway Co.	7,021	556,861
Canadian Natural Resources, Ltd.	15,371	508,445
Canadian Oil Sands, Ltd. (a)	7,022	147,824
Canadian Pacific Railway, Ltd. (a)	3,604	273,009
Canadian Western Bank	8,541	249,364
Cenovus Energy, Inc.	7,795	279,994
CGI Group, Inc. (Class A) (b)	15,029	334,278
Crescent Point Energy Corp. (a)	7,208	309,682
Eldorado Gold Corp.	6,693	91,745
Enbridge, Inc.	8,962	347,379
EnCana Corp. (a)	9,559	187,364
Fairfax Financial Holdings, Ltd. (a)	437	176,029
First Quantum Minerals, Ltd.	8,861	168,629
Fortis, Inc. (a)	2,526	81,559
Gildan Activewear, Inc. (a)	5,078	139,468
Goldcorp, Inc.	10,170	457,495
Husky Energy, Inc. (a)	7,004	177,859
IAMGOLD Corp.	8,562	113,766
Imperial Oil, Ltd.	6,100	276,604
Ivanhoe Mines, Ltd. (a)(b)	3,915	61,460
Kinross Gold Corp.	11,114	108,421
Magna International, Inc. (Class A) (a)	5,732	272,764
Manulife Financial Corp.	21,054	284,596
National Bank of Canada (a)	1,893	150,330
New Gold, Inc. (b)	6,060	59,724
Nexen, Inc.	10,010	183,184
Nordion, Inc.	11,178	108,263
Pacific Rubiales Energy Corp.	3,536	103,096
Penn West Petroleum, Ltd. (a)	5,175	100,916
Potash Corp. of Saskatchewan, Inc.	12,752	581,046
Power Corp. of Canada (a)	3,788	100,210
Power Financial Corp. (a)	3,155	92,619
Research In Motion, Ltd. (b)	6,551	95,894
Richelieu Hardware, Ltd.	9,623	288,849

See accompanying notes to financial statements.

SPDR S&P World ex-US ETF
SCHEDULE OF INVESTMENTS (continued)
March 31, 2012 (Unaudited)

Security Description	Shares	Value

Rogers Communications, Inc. (Class B) (a)	7,629	$302,275
Royal Bank of Canada (a)	16,111	931,889
Russel Metals, Inc.	9,448	253,157
Shaw Communications, Inc. (Class B) (a)	8,259	174,443
Sherritt International Corp. (a)	16,496	89,788
Shoppers Drug Mart Corp. (a)	2,777	121,700
Silver Wheaton Corp. (a)	4,042	133,783
Sino-Forest Corp. (a)(b)(c)	4,520	0
SNC-Lavalin Group, Inc. (a)	2,020	80,703
Sun Life Financial, Inc.	7,832	185,485
Suncor Energy, Inc.	22,051	719,038
Talisman Energy, Inc.	17,439	218,805
Teck Resources, Ltd. (Class B)	8,134	289,811
TELUS Corp. (a)	3,771	214,122
The Toronto-Dominion Bank (a)	9,056	767,103
Thomson Reuters Corp. (a)	4,293	123,878
Tim Hortons, Inc.	2,148	114,680
TMX Group, Inc.	3,659	164,013
TransCanada Corp. (a)	8,983	384,954
Valeant Pharmaceuticals International, Inc. (b)	3,410	182,501
Yamana Gold, Inc. (a)	13,615	211,966

		16,302,201

CHINA — 0.5%
Chong Hing Bank, Ltd.	72,000	127,419
Dah Sing Banking Group, Ltd.	130,117	128,709
Dah Sing Financial Holdings, Ltd.	17,868	61,908
Hongkong Land Holdings, Ltd.	37,000	214,970
Sino Land Co., Ltd.	89,055	142,231
Transport International Holdings, Ltd.	64,800	138,046

		813,283

DENMARK — 1.1%
A P Moller — Maersk A/S	34	262,187
Danske Bank A/S (b)	10,146	171,626
DSV A/S (a)	9,257	209,612
FLSmidth & Co. A/S	2,379	166,761
GN Store Nord A/S (a)	14,960	159,467
Novo Nordisk A/S (Class B) (a)	5,637	779,476
SimCorp A/S (a)	678	118,329
Vestas Wind Systems A/S (a)(b)	3,243	32,856

		1,900,314

FINLAND — 1.3%
Amer Sports Oyj (Class A)	1,366	17,818
Elisa Oyj	5,619	134,466
Fortum Oyj (a)	4,556	110,423
Kemira Oyj	7,444	98,636
Kesko Oyj (Class B)	750	24,300
Kone Oyj (Class B)	2,334	129,829
Konecranes OYJ (a)	699	18,338
Lassila & Tikanoja Oyj	7,494	110,077
Metso Oyj	3,721	158,816
Neste Oil Oyj	5,902	72,584
Nokia Oyj	43,869	238,472
Pohjola Bank PLC (a)	9,230	102,082
Sampo Oyj (Class A)	6,167	177,967
Sanoma Oyj (a)	6,209	79,378
Stockmann Oyj Abp (Class B) (a)	3,984	85,737
Stora Enso Oyj	12,107	89,804
Tikkurila Oy	1,859	35,179
UPM-Kymmene Oyj (a)	8,819	119,909
Wartsila Oyj (a)	5,329	200,692
YIT Oyj (a)	5,475	117,532

		2,122,039

FRANCE — 7.0%
Accor SA	3,441	122,670
Air Liquide SA	2,742	365,006
Alcatel-Lucent (a)(b)	40,232	91,349
Alstom SA	3,111	121,222
AXA SA	20,257	335,315
BNP Paribas	8,460	400,794
Bourbon SA (a)	3,029	90,033
Bouygues SA (a)	3,815	116,494
Cap Gemini SA	2,883	128,847
Carrefour SA	7,808	186,902
Casino Guichard-Perrachon SA	1,608	158,247
Compagnie de Saint-Gobain	6,206	276,738
Compagnie Generale de Geophysique-Veritas (b)	4,465	131,943
Compagnie Generale des Etablissements Michelin	2,732	203,121
Credit Agricole SA	4,055	25,164
Danone	8,119	565,471
Edenred	3,441	103,378
EDF SA	3,082	70,224
Essilor International SA	4,252	378,417
France Telecom SA	21,058	311,417
GDF Suez	15,222	392,652
Guyenne et Gascogne SA	1,646	177,989
Hermes International (a)	938	315,594
L’Oreal SA	988	121,691
Lafarge SA (a)	2,361	112,513
Lagardere SCA	3,133	96,503
LVMH Moet Hennessy Louis Vuitton SA	2,518	432,062
Nexans SA	1,716	115,654
Pernod — Ricard SA	3,180	332,009
Peugeot SA (a)	4,450	71,557
PPR	1,375	236,210
Publicis Groupe SA (a)	4,040	222,385
Renault SA	2,761	145,326
Sanofi	12,138	941,240
Schneider Electric SA	6,816	444,676
Societe Generale	7,383	215,959
Sodexo	2,337	191,586
Technip SA	2,463	289,720
Total SA	25,419	1,294,442
Unibail-Rodamco SE	980	195,695
Valeo SA	2,941	153,998
Vallourec SA	2,075	131,256
Veolia Environnement SA	7,206	119,329
Vinci SA	6,564	341,784
Vivendi SA	12,319	225,736

		11,500,318

See accompanying notes to financial statements.

SPDR S&P World ex-US ETF
SCHEDULE OF INVESTMENTS (continued)
March 31, 2012 (Unaudited)

Security Description	Shares	Value

GERMANY — 7.0%
Adidas AG	3,909	$304,737
Allianz SE	5,280	629,097
BASF SE	10,263	896,434
Bayer AG	9,433	662,516
Bayerische Motoren Werke AG	4,434	398,158
Bilfinger Berger AG	2,115	198,369
Commerzbank AG (b)	26,925	68,019
Daimler AG	12,107	728,916
Deutsche Bank AG	10,380	515,669
Deutsche Boerse AG	2,748	184,732
Deutsche Post AG	12,014	230,946
Deutsche Telekom AG	34,060	409,444
E.ON AG	20,496	490,209
Fresenius Medical Care AG & Co. KGaA	3,514	248,674
Fresenius SE	2,373	242,982
GEA Group AG	6,814	234,659
Henkel AG & Co. KGaA Preference Shares	2,002	146,473
Hochtief AG	1,751	106,074
Infineon Technologies AG	26,251	267,991
K+S AG	2,690	140,515
Lanxess AG	937	77,339
Linde AG	1,831	328,079
MAN SE	2,064	274,395
Merck KGaA	1,625	179,570
Muenchener Rueckversicherungs- Gesellschaft AG	2,630	395,943
Porsche Automobil Holding SE Preference Shares	2,644	155,805
Puma AG Rudolf Dassler Sport	404	144,078
Rheinmetall AG	443	26,190
RWE AG	5,555	264,871
Salzgitter AG	1,046	57,244
SAP AG	11,156	777,883
Siemens AG	9,806	987,103
ThyssenKrupp AG	5,249	130,470
Volkswagen AG	1,145	184,348
Volkswagen AG Preference Shares	1,826	320,617
Wincor Nixdorf AG	2,261	111,075

		11,519,624

GREECE — 0.1%
Hellenic Telecommunications Organization SA ADR (a)	23,317	50,132
National Bank of Greece SA ADR (a)(b)	12,954	34,587

		84,719

HONG KONG — 2.3%
Bank of East Asia, Ltd. (a)	53,093	199,680
CLP Holdings, Ltd.	30,500	263,202
Esprit Holdings, Ltd.	31,069	62,426
Giordano International, Ltd.	472,000	362,937
Hang Lung Group, Ltd. (a)	38,000	245,943
Hang Lung Properties, Ltd.	62,000	227,190
Hong Kong Exchanges and Clearing, Ltd.	19,827	333,259
Hopewell Holdings	38,500	105,622
Hysan Development Co., Ltd.	70,527	282,508
Li & Fung, Ltd. (a)	136,000	312,148
New World Development Co., Ltd.	159,863	192,107
Pacific Basin Shipping, Ltd.	172,000	93,045
Sun Hung Kai Properties, Ltd.	23,454	291,513
Swire Pacific, Ltd.	21,000	235,452
The Link REIT	86,147	320,666
Wheelock & Co., Ltd.	67,000	201,932
Wing Hang Bank, Ltd.	15,215	151,190

		3,880,820

IRELAND — 0.6%
C&C Group PLC	99	509
CRH PLC	10,540	214,753
DCC PLC	7,285	180,107
Grafton Group PLC	24,449	101,583
Irish Bank Resolution Corp., Ltd. (d)	5,635	0
Kingspan Group PLC	15,075	156,588
United Drug PLC	45,227	127,685
Willis Group Holdings PLC (a)	4,823	168,708

		949,933

ISRAEL — 0.6%
Teva Pharmaceutical Industries, Ltd. ADR	20,547	925,848

ITALY — 1.7%
Assicurazioni Generali SpA	5,662	87,767
Atlantia SpA	7,747	128,443
Banca Piccolo Credito Valtellinese Scarl (a)	15,274	35,860
Banca Popolare dell’Etruria e del Lazio Scrl (b)	23,882	39,564
Banca Popolare di Milano Scarl	61,882	34,381
Banco Popolare Societa Cooperativa	35,328	66,900
Davide Campari-Milano SpA	37,933	257,881
Enel SpA	44,563	160,942
ENI SpA	26,456	619,721
Fiat Industrial SpA (b)	11,441	121,888
Fiat SpA (a)	13,442	78,906
Finmeccanica SpA (a)	7,829	42,329
Intesa Sanpaolo SpA	120,929	216,439
Pirelli & C. SpA	19,522	231,897
Prelios SpA (a)(b)	15,885	3,217
Saipem SpA	5,002	257,987
Societa Cattolica di Assicurazioni Scrl	4,390	88,686
Telecom Italia SpA	129,966	154,297
UniCredit SpA	44,313	221,648

		2,848,753

JAPAN — 18.4%
Advantest Corp. (a)	6,300	99,826
Aeon Co., Ltd.	13,420	177,422
Aoyama Trading Co., Ltd.	10,400	221,787
Asahi Breweries, Ltd.	12,736	283,676
Asahi Kasei Corp. (a)	33,550	208,324
Astellas Pharma, Inc. (a)	6,710	277,222
Bridgestone Corp.	10,065	245,342
Canon, Inc.	13,216	627,919
Casio Computer Co., Ltd. (a)	17,000	122,085
Central Japan Railway Co. (a)	34	281,767

See accompanying notes to financial statements.

SPDR S&P World ex-US ETF
SCHEDULE OF INVESTMENTS (continued)
March 31, 2012 (Unaudited)

Security Description	Shares	Value

Chubu Electric Power Co., Inc. (a)	10,065	$182,722
Chugai Pharmaceutical Co., Ltd.	6,980	129,430
Chuo Mitsui Trust Holdings, Inc.	79,550	255,194
Credit Saison Co., Ltd. (a)	10,400	211,678
Daiichi Sankyo Co., Ltd. (a)	10,065	184,434
Daikin Industries, Ltd. (a)	6,710	183,700
Daito Trust Construction Co., Ltd. (a)	3,355	302,906
Daiwa Securities Group, Inc. (a)	33,550	133,311
Denso Corp. (a)	6,710	225,447
East Japan Railway Co. (a)	3,500	221,581
Eisai Co., Ltd. (a)	3,451	137,965
FANUC Corp. (a)	3,355	598,474
Fast Retailing Co., Ltd.	1,000	229,176
FUJIFILM Holdings Corp. (a)	6,710	158,261
Fujitsu, Ltd. (a)	37,513	198,744
Fukuoka Financial Group, Inc. (a)	33,550	149,618
Furukawa Electric Co., Ltd.	32,550	87,016
Hankyu Hanshin Holdings, Inc.	34,513	151,397
Hitachi, Ltd. (a)	62,475	403,114
Honda Motor Co., Ltd.	16,375	625,790
Hoya Corp. (a)	9,406	212,477
Ibiden Co., Ltd. (a)	3,800	97,753
Isuzu Motors, Ltd. (a)	40,000	235,737
ITOCHU Corp. (a)	33,550	368,135
Japan Digital Laboratory Co., Ltd.	20,320	219,509
Japan Tobacco, Inc. (a)	64	362,404
JFE Holdings, Inc. (a)	6,710	144,971
JSR Corp. (a)	6,800	137,661
JX Holdings, Inc.	67,700	422,020
Kajima Corp. (a)	60,475	185,184
KDDI Corp. (a)	34	221,447
Kintetsu Corp. (a)	61,101	233,876
Kirin Holdings Co., Ltd.	7,000	91,099
Kiyo Holdings, Inc.	100,651	150,435
Komatsu, Ltd. (a)	13,120	376,087
Konica Minolta Holdings, Inc. (a)	16,775	147,376
Kubota Corp. (a)	29,550	285,464
Kurita Water Industries, Ltd. (a)	4,110	101,283
Kyocera Corp. (a)	3,355	309,021
Marubeni Corp. (a)	35,550	257,894
Medipal Holdings Corp.	10,599	138,066
MISUMI Group, Inc. (a)	10,257	250,894
Mitsubishi Corp. (a)	19,538	455,835
Mitsubishi Electric Corp.	33,550	298,422
Mitsubishi Estate Co., Ltd. (a)	7,925	142,139
Mitsubishi Heavy Industries, Ltd. (a)	67,101	326,964
Mitsubishi Motors Corp. (a)(b)	99,613	113,781
Mitsubishi UFJ Financial Group, Inc. (a)	128,724	644,441
Mitsui & Co., Ltd. (a)	29,326	483,570
Mitsui Chemicals, Inc. (a)	33,550	102,328
Mitsui OSK Lines, Ltd. (a)	30,550	133,641
Mizuho Financial Group, Inc. (a)	163,600	268,376
MS&AD Insurance Group Holdings, Inc. (a)	6,999	144,496
Murata Manufacturing Co., Ltd. (a)	3,400	202,649
NGK Insulators, Ltd.	3,000	43,052
Nidec Corp. (a)	3,400	311,513
Nikon Corp. (a)	6,400	195,356
Nintendo Co., Ltd. (a)	300	45,386
Nippon Steel Corp. (a)	67,101	185,089
Nippon Telegraph & Telephone Corp.	3,700	168,826
Nippon Yusen KK (a)	33,550	105,997
Nissan Motor Co., Ltd. (a)	26,741	286,273
Nitto Denko Corp. (a)	6,000	243,150
NKSJ Holdings, Inc. (a)	7,400	166,353
Nomura Holdings, Inc.	42,885	190,727
NTT Data Corp. (a)	35	123,720
NTT DoCoMo, Inc. (a)	229	382,339
Obayashi Corp. (a)	33,550	147,172
Olympus Corp. (a)	4,200	69,103
ORIX Corp. (a)	1,331	127,771
Panasonic Corp. (a)	27,050	250,137
Resona Holdings, Inc. (a)	10,100	46,760
Rohm Co., Ltd.	3,400	168,771
Rohto Pharmaceutical Co., Ltd. (a)	7,701	96,666
Secom Co., Ltd. (a)	3,548	174,608
Seven & I Holdings Co., Ltd.	12,928	386,136
Sharp Corp. (a)	8,000	58,716
Shimizu Corp. (a)	34,513	139,235
Shin-Etsu Chemical Co., Ltd. (a)	6,517	378,532
Softbank Corp. (a)	12,736	378,698
Sony Corp. (a)	13,120	271,663
Stanley Electric Co., Ltd.	6,273	100,237
Sumitomo Chemical Co., Ltd. (a)	33,550	143,503
Sumitomo Corp. (a)	19,975	290,298
Sumitomo Electric Industries, Ltd.	13,120	180,630
Sumitomo Metal Industries, Ltd.	66,101	134,138
Sumitomo Metal Mining Co., Ltd.	5,000	70,660
Sumitomo Mitsui Financial Group, Inc. (a)	10,100	334,192
Sumitomo Realty & Development Co., Ltd.	4,000	96,968
T&D Holdings, Inc. (a)	10,300	120,028
Taisei Corp. (a)	68,438	179,629
Taiyo Yuden Co., Ltd. (a)	7,400	79,310
Takeda Pharmaceutical Co., Ltd. (a)	10,065	445,798
Takeuchi Manufacturing Co., Ltd. (b)	13,100	119,388
TDK Corp. (a)	3,355	191,202
Teijin, Ltd.	37,550	126,847
Terumo Corp. (a)	3,548	170,513
The Akita Bank, Ltd.	33,550	110,481
The Aomori Bank, Ltd. (a)	67,101	208,735
The Awa Bank, Ltd. (a)	33,550	207,101
The Bank of Iwate, Ltd. (a)	3,355	152,880
The Bank of Okinawa, Ltd.	3,355	150,434
The Bank of Yokohama, Ltd. (a)	33,550	168,779
The Chiba Bank, Ltd. (a)	29,550	189,591
The Daisan Bank, Ltd.	100,651	215,257
The Daishi Bank, Ltd.	62,176	219,858
The Eighteenth Bank, Ltd.	63,251	201,370
The Higo Bank, Ltd.	33,550	199,763
The Hokkoku Bank, Ltd. (a)	33,550	126,788
The Hyakugo Bank, Ltd.	33,550	155,326
The Musashino Bank, Ltd.	3,355	116,107
The Nanto Bank, Ltd. (a)	31,550	149,900
The Ogaki Kyoritsu Bank, Ltd.	33,550	121,489
The San-In Godo Bank, Ltd.	28,550	227,234

See accompanying notes to financial statements.

SPDR S&P World ex-US ETF
SCHEDULE OF INVESTMENTS (continued)
March 31, 2012 (Unaudited)

Security Description	Shares	Value

The Shiga Bank, Ltd.	33,550	$201,801
The Shikoku Bank, Ltd.	62,101	233,930
The Toho Bank, Ltd.	67,101	230,750
The Tokyo Electric Power Co., Inc. (a)(b)	13,775	34,816
The Yamagata Bank, Ltd. (a)	41,176	196,636
The Yamanashi Chuo Bank, Ltd.	33,550	150,026
Tokio Marine Holdings, Inc. (a)	10,065	277,752
Tokyo Electron, Ltd.	3,355	193,036
Tokyo Gas Co., Ltd. (a)	35,475	168,118
Tokyu Corp. (a)	33,550	160,218
Toray Industries, Inc. (a)	33,550	250,315
Toshiba Corp. (a)	60,513	267,656
Toyota Motor Corp. (a)	27,388	1,188,106
USS Co., Ltd.	2,971	302,894
Yamada Denki Co., Ltd. (a)	2,338	146,880

		30,429,880

LUXEMBOURG — 0.3%
APERAM	451	8,336
ArcelorMittal	10,224	195,107
Millicom International Cellular SA (a)	1,901	214,813
Tenaris SA	2,238	42,619
Ternium SA ADR	2,933	69,454

		530,329

NETHERLANDS — 3.4%
Aegon NV (b)	24,770	137,355
Akzo Nobel NV	4,289	252,855
ASML Holding NV	8,090	403,789
European Aeronautic Defence and Space Co. NV (a)	6,894	281,895
Fugro NV	2,714	193,072
Heineken NV	4,252	235,980
ING Groep NV (b)	45,755	380,642
Koninklijke (Royal) KPN NV	18,237	200,313
Koninklijke Ahold NV	19,184	265,437
Koninklijke DSM NV	4,605	266,057
Koninklijke Philips Electronics NV	14,636	296,259
Royal Dutch Shell PLC (Class A)	46,610	1,626,077
SBM Offshore NV	5,939	121,205
TNT Express NV	6,841	84,360
TNT NV	7,200	44,393
Unilever NV	20,169	685,309
Wolters Kluwer NV	6,545	123,767

		5,598,765

NEW ZEALAND — 0.4%
Fisher & Paykel Healthcare Corp., Ltd.	130,618	239,758
Port of Tauranga, Ltd.	51,560	458,422

		698,180

NORWAY — 0.8%
DnB NOR ASA	16,835	216,043
Norsk Hydro ASA	20,404	110,926
Orkla ASA	19,556	154,485
StatoilHydro ASA	13,789	373,731
Storebrand ASA	14,285	72,126
Telenor ASA	11,353	210,180
Yara International ASA	5,045	240,219

		1,377,710

PORTUGAL — 0.1%
Banco Comercial Portugues SA (a)(b)	76,892	14,233
Mota — Engil SGPS SA	29,015	47,024
Portugal Telecom SGPS SA (a)	17,096	92,866

		154,123

SINGAPORE — 1.5%
Ascendas REIT	128,000	205,639
CapitaLand, Ltd.	64,000	158,810
City Developments, Ltd. (a)	34,000	306,915
Cosco Corp. Singapore, Ltd. (a)	139,000	128,791
Flextronics International, Ltd. (a)(b)	24,128	174,445
Genting Singapore PLC (a)(b)	136,400	184,962
K-Green Trust	4,995	3,933
Keppel Corp., Ltd.	39,975	349,406
SembCorp Industries, Ltd.	74,000	310,749
Singapore Exchange, Ltd. (a)	32,000	176,625
UOL Group, Ltd.	77,000	290,277
Wilmar International, Ltd. (a)	31,000	120,810

		2,411,362

SOUTH KOREA — 4.7%
Cosmochemical Co., Ltd. (b)	3,870	53,283
Digitech Systems Co., Ltd. (a)(b)	5,585	51,017
Dongyang Mechatronics Corp.	4,860	59,621
Haansoft, Inc.	7,408	83,034
Hyundai Elevator Co., Ltd.	452	46,076
Hyundai Securities Co., Ltd. (b)	71,000	661,092
INFINITT Co., Ltd. (b)	4,881	55,356
JNK Heaters Co., Ltd.	3,785	54,284
KIWOOM Securities Co., Ltd. (b)	6,026	377,605
Koh Young Technology, Inc.	2,513	59,329
Korea Electric Power Corp. ADR (a)(b)	24,103	234,522
KT Corp. ADR (a)	25,306	346,439
LG Display Co., Ltd. ADR (a)(b)	21,689	255,279
LG Electronics, Inc.	1,604	117,216
POSCO ADR (a)	8,041	673,032
Samsung Electronics Co., Ltd. GDR	7,114	4,022,967
SK Innovation Co., Ltd.	1,520	222,020
SK Telecom Co., Ltd. ADR	30,018	417,550
Ubivelox, Inc. (b)	2,307	49,579

		7,839,301

SPAIN — 2.1%
Abertis Infraestructuras SA	3,979	67,640
Acciona SA	1,068	74,469
Acerinox SA (a)	6,465	82,969
ACS, Actividades de Construccion y Servicios SA (a)	4,300	109,888
Banco Bilbao Vizcaya Argentaria SA	28,165	223,806
Banco de Sabadell SA (a)	21,191	57,625
Banco de Valencia SA (a)(b)	17,511	3,848
Banco Popular Espanol SA (a)	2,891	10,356
Banco Santander SA	47,991	368,758
Distribuidora Internacional de Alimentacion SA (b)	7,808	38,649
Ebro Puleva SA	1,047	20,294

See accompanying notes to financial statements.

SPDR S&P World ex-US ETF
SCHEDULE OF INVESTMENTS (continued)
March 31, 2012 (Unaudited)

Security Description	Shares	Value

Enagas	9,781	$187,956
Faes Farma SA	25,785	53,224
Ferrovial SA	10,202	117,084
Gamesa Corp. Tecnologica SA (a)	7,557	23,962
Gestevision Telecinco SA (a)	11,916	68,235
Iberdrola SA (a)	55,701	315,772
Indra Sistemas SA (a)	9,214	112,739
Industria de Diseno Textil SA	1,603	153,315
NH Hoteles SA (a)(b)	21,768	79,283
Red Electrica Corporacion SA	4,261	208,193
Repsol YPF SA	13,993	350,514
Sacyr Vallehermoso SA (a)	8,417	25,534
Telefonica SA	41,060	671,739

		3,425,852

SWEDEN — 2.6%
Alfa Laval AB	11,376	233,337
Assa Abloy AB (Class B)	9,770	305,968
Atlas Copco AB (Class B)	21,505	462,163
Boliden AB	7,662	119,976
Electrolux AB (a)	7,359	155,157
Hennes & Mauritz AB (Class B)	10,375	374,325
Investor AB	3,784	83,660
Kinnevik Investment AB (Class B)	8,693	201,625
Nordea Bank AB (a)	25,535	231,477
Sandvik AB	15,662	225,417
Scania AB (Class B)	9,480	196,591
Securitas AB (Class B)	13,960	134,228
Skandinaviska Enskilda Banken AB (Class C)	22,642	158,366
Skanska AB (Class B)	11,840	204,669
Tele2 AB (Class B)	9,432	191,899
Telefonaktiebolaget LM Ericsson (Class B)	42,143	435,381
TeliaSonera AB	25,792	179,349
Volvo AB (Class A)	22,900	332,179

		4,225,767

SWITZERLAND — 6.9%
ABB, Ltd. (b)	27,689	567,351
Adecco SA (b)	3,053	159,769
Bachem Holding AG (Class B)	2,862	119,534
Clariant AG (b)	10,508	144,858
Compagnie Financiere Richemont SA	3,935	246,414
Credit Suisse Group AG (b)	12,201	347,327
Geberit AG (b)	1,011	211,294
Holcim, Ltd. (b)	3,604	234,857
Julius Baer Group, Ltd. (b)	3,048	122,884
Kuehne & Nagel International AG	1,873	253,021
Lonza Group AG (b)	1,697	87,605
Nestle SA	40,108	2,520,478
Nobel Biocare Holding AG (b)	4,294	53,636
Novartis AG	31,637	1,748,724
PSP Swiss Property AG (b)	3,255	288,821
Roche Holding AG	8,738	1,518,770
SGS SA	130	252,564
STMicroelectronics NV	8,309	67,940
Sulzer AG	1,249	177,294
Swiss Life Holding AG (b)	866	102,902
Syngenta AG (b)	1,416	488,946
The Swatch Group AG	779	358,106
UBS AG (b)	41,822	585,328
Wolseley PLC	6,294	239,741
Zurich Financial Services AG (b)	1,720	461,661

		11,359,825

UNITED KINGDOM — 17.2%
3i Group PLC	21,068	72,035
AMEC PLC	11,176	197,850
Anglo American PLC	16,395	612,180
AstraZeneca PLC	15,186	674,281
Aviva PLC	34,409	182,249
BAE Systems PLC	44,410	212,797
Balfour Beatty PLC	30,800	140,497
Barclays PLC	137,980	518,626
Barratt Developments PLC (b)	18,888	42,551
BG Group PLC	44,737	1,035,010
BHP Billiton PLC	27,559	839,918
BP PLC	234,955	1,736,410
British American Tobacco PLC	19,759	994,611
British Land Co. PLC	17,147	131,476
British Sky Broadcasting Group PLC	20,443	220,801
BT Group PLC	95,783	346,476
Burberry Group PLC	5,567	133,153
Cable & Wireless Communications PLC	45,888	23,674
Cable & Wireless Worldwide PLC	47,745	25,937
Cairn Energy PLC	1,240	6,401
Capita Group PLC	19,969	233,708
Carnival PLC	4,481	143,047
Centrica PLC	61,414	310,465
Compass Group PLC	35,186	368,512
Diageo PLC	27,390	657,530
Experian PLC	21,930	341,452
FirstGroup PLC	15,895	60,367
G4S PLC	36,795	160,201
GlaxoSmithKline PLC	63,478	1,416,358
Hays PLC	69,848	94,134
HSBC Holdings PLC	205,583	1,822,353
ICAP PLC	16,202	101,683
Imperial Tobacco Group PLC	13,160	533,019
Informa PLC	22,716	160,240
Intercontinental Hotels Group PLC	12,162	282,345
International Power PLC	28,479	184,284
Invensys PLC	22,350	71,062
J Sainsbury PLC	24,916	123,927
Kingfisher PLC	47,104	230,824
Land Securities Group PLC	13,108	151,315
Legal & General Group PLC	97,726	204,077
Lloyds Banking Group PLC (b)	404,520	217,196
Lonmin PLC	3,411	55,698
Man Group PLC	27,744	59,754
Marks & Spencer Group PLC	29,179	176,693
Mondi PLC	15,171	142,892
National Grid PLC	51,412	517,915
Next PLC	4,687	223,387
Old Mutual PLC	86,715	219,739
Pearson PLC	14,496	269,826
Persimmon PLC	13,081	133,761
Prudential PLC	33,529	400,443

See accompanying notes to financial statements.

SPDR S&P World ex-US ETF
SCHEDULE OF INVESTMENTS (continued)
March 31, 2012 (Unaudited)

Security Description	Shares	Value

Randgold Resources, Ltd.	2,094	$179,664
Reckitt Benckiser Group PLC	8,927	503,916
Rentokil Initial PLC (b)	69,933	95,366
Resolution, Ltd.	22,288	93,051
Rio Tinto PLC	16,654	916,944
Rolls-Royce Holdings PLC (b)	28,568	370,634
Royal Bank of Scotland Group PLC (b)	237,885	105,054
Royal Dutch Shell PLC (Class B)	32,060	1,126,669
RSA Insurance Group PLC (a)	63,649	106,373
SABMiller PLC	12,028	482,269
Scottish & Southern Energy PLC	12,829	272,412
Serco Group PLC	20,826	180,515
Shire PLC	10,810	348,888
Smith & Nephew PLC	21,084	213,407
Smiths Group PLC	9,905	166,487
Standard Chartered PLC	21,125	526,539
Standard Life PLC	44,685	163,995
Tate & Lyle PLC	18,008	202,845
Tesco PLC	95,572	503,911
The Sage Group PLC	36,282	173,445
Tullow Oil PLC	15,144	369,478
Unilever PLC	18,247	601,742
Vodafone Group PLC	584,703	1,608,709
William Hill PLC	12,031	50,248
William Morrison Supermarkets PLC	44,283	210,844
WPP PLC	20,000	273,056
Xstrata PLC	24,258	413,938

		28,475,539

TOTAL COMMON STOCKS —
(Cost $155,839,898)		163,411,230

PREFERRED STOCKS — 0.1%
SOUTH KOREA — 0.1%
Hyundai Motor Co., Ltd.	995	61,559
Hyundai Securities Co., Ltd. (b)	2	16

TOTAL PREFERRED STOCKS —
(Cost $57,899)		61,575

RIGHTS — 0.0% (e)
SPAIN — 0.0% (e)
Banco Popular Espanol SA expired 3/27/12 (a)(b)(d) (Cost $138)	2,633	123

SHORT TERM INVESTMENTS — 10.9%
UNITED STATES — 10.9%
MONEY MARKET FUNDS — 10.9%
State Street Navigator Securities Lending Prime Portfolio (f)(g)	17,753,969	17,753,969
State Street Institutional Liquid Reserves Fund 0.23% (g)(h)	309,124	309,124

TOTAL SHORT TERM INVESTMENTS —
(Cost $18,063,093)		18,063,093

TOTAL INVESTMENTS — 109.9%
(Cost $173,961,028)		181,536,021
OTHER ASSETS & LIABILITIES — (9.9)%		(16,300,272)

NET ASSETS — 100.0%		$165,235,749

(a)	A portion of the security was on loan at March 31, 2012.
(b)	Non-income producing security.
(c)	Security is valued at fair value as determined in good faith by the Trust’s Pricing and Investment Committee in accordance with procedures approved by the Board of Trustees. Security value is determined based on Level 3 inputs. (Note 2)
(d)	Securities are valued at fair value as determined in good faith by the Trust’s Pricing and Investment Committee in accordance with procedures approved by the Board of Trustees. Securities’ values are determined based on Level 2 inputs. (Note 2)
(e)	Amount shown represents less than 0.05% of net assets.
(f)	Investments of cash collateral for securities loaned.
(g)	Affiliated Fund managed by SSgA Funds Management, Inc. (Note 3)
(h)	The rate shown is the annualized seven-day yield at period end.
ADR = American Depositary Receipt
GDR = Global Depositary Receipt
PLC = Public Limited Company

See accompanying notes to financial statements.

SPDR S&P International Small Cap ETF
SCHEDULE OF INVESTMENTS
March 31, 2012 (Unaudited)

Security Description	Shares	Value

COMMON STOCKS — 98.9%
AUSTRALIA — 9.7%
Adelaide Brighton, Ltd. (a)	680,952	$2,045,753
AET&D Holdings No 1 Pty, Ltd. (a)(b)	110,316	0
Ansell, Ltd. (a)	57,979	893,142
Aristocrat Leisure, Ltd. (a)	290,488	908,811
Aurora Oil & Gas, Ltd. (a)(c)	262,491	1,027,886
Ausenco, Ltd.	143,684	644,518
Austar United Communications, Ltd. (a)(c)	1,026,415	1,541,805
AWE, Ltd. (c)	1,134,633	2,344,968
Bank of Queensland, Ltd. (a)	117,223	884,062
Bathurst Resources, Ltd. (a)(c)	482,318	372,245
Beach Energy, Ltd. (c)	222,624	322,878
Beach Energy, Ltd. (a)	1,780,991	2,712,175
Billabong International, Ltd. (a)	107,793	310,437
BlueScope Steel, Ltd. (a)(c)	1,833,189	750,141
Boart Longyear Group	251,622	1,084,378
Bradken, Ltd. (a)	83,367	741,003
carsales.com, Ltd. (a)	159,167	915,134
Charter Hall Office REIT	232,671	742,389
Charter Hall Retail REIT (a)	204,474	669,366
Coal of Africa, Ltd. (a)(c)	296,450	282,539
Coalspur Mines, Ltd. (a)(c)	277,178	473,785
Consolidated Media Holdings, Ltd.	147,050	443,299
CSR, Ltd. (a)	300,787	560,880
Dart Energy, Ltd. (c)	655,386	203,684
David Jones, Ltd. (a)	270,796	676,080
Downer EDI, Ltd. (c)	226,943	945,108
DUET Group (a)	401,338	756,694
Energy World Corp., Ltd. (c)	574,528	467,218
FKP Property Group	716,892	367,619
Fleetwood Corp., Ltd.	245,990	3,121,707
Gloucester Coal, Ltd. (c)	49,777	418,720
Goodman Fielder, Ltd. (a)	1,732,341	1,238,286
GrainCorp, Ltd.	109,756	1,029,000
Gryphon Minerals, Ltd. (a)(c)	211,514	236,647
Independence Group NL (a)	120,535	494,478
Infigen Energy (a)(c)	814,472	202,500
Intrepid Mines, Ltd. (a)(c)	354,541	269,956
Investa Office Fund	1,529,292	1,006,011
Invocare, Ltd. (a)	548,152	4,548,541
IOOF Holdings, Ltd.	422,694	2,531,002
JB Hi-Fi, Ltd. (a)	174,777	1,984,419
Karoon Gas Australia, Ltd. (c)	132,177	891,406
Kingsgate Consolidated, Ltd. (a)	71,865	476,470
Linc Energy, Ltd. (a)(c)	209,846	249,998
Medusa Mining, Ltd.	102,680	536,111
Mirabela Nickel, Ltd. (a)(c)	311,168	182,130
Monadelphous Group, Ltd. (a)	147,764	3,658,517
Mount Gibson Iron, Ltd.	516,762	599,580
Myer Holdings, Ltd. (a)	310,412	752,477
Nufarm, Ltd. (a)	122,539	609,332
Oakton, Ltd. (a)	239,815	311,787
Pacific Brands, Ltd.	1,277,863	807,519
Paladin Energy, Ltd. (a)(c)	387,593	736,802
PaperlinX, Ltd. (c)	687,098	56,944
Perpetual, Ltd. (a)	22,401	589,208
Perseus Mining, Ltd. (c)	220,495	536,791
Platinum Australia, Ltd. (c)	631,561	107,954
Primary Health Care, Ltd. (a)	229,633	680,360
Programmed Maintenance Services, Ltd.	258,529	674,914
Regis Resources, Ltd. (c)	244,740	1,034,436
Resolute Mining, Ltd. (c)	324,308	604,740
Roc Oil Co., Ltd. (c)	1,058,866	438,773
SAI Global, Ltd. (a)	926,834	4,800,766
Santos, Ltd.	40,067	591,065
Seek, Ltd. (a)	164,666	1,200,923
Sigma Pharmaceuticals, Ltd.	1,869,539	1,220,151
Silex Systems, Ltd. (c)	26,582	102,991
Southern Cross Media Group Ltd.	411,559	564,920
Spark Infrastructure Group	1,696,501	2,627,447
Spotless Group, Ltd.	438,442	1,067,379
St Barbara, Ltd. (c)	207,329	442,452
STW Communications Group, Ltd.	825,566	855,245
Sundance Resources, Ltd. (c)	1,311,266	611,282
Transfield Services, Ltd.	279,529	718,153
Western Areas NL (a)	100,638	565,067
White Energy Co., Ltd. (a)(c)	165,423	66,834
WHK Group, Ltd.	916,888	793,124

		71,933,312

AUSTRIA — 0.6%
Atrium European Real Estate, Ltd.	108,025	529,825
BWT AG	36,414	664,832
Intercell AG (a)(c)	71,422	258,231
Schoeller-Bleckmann Oilfield Equipment AG	27,027	2,484,518
Wienerberger AG (a)	66,571	779,345

		4,716,751

BELGIUM — 1.1%
AGFA-Gevaert NV (c)(d)	165,452	381,175
AGFA-Gevaert NV (a)(b)(c)(d)	42,353	57
Barco NV	41,030	2,960,376
EVS Broadcast Equipment SA (a)	20,825	1,078,245
KBC Ancora (c)	25,618	258,595
Nyrstar (a)(c)	75,552	627,621
RHJ International (c)	192,511	1,135,705
Tessenderlo Chemie NV (d)	43,284	1,442,762
Tessenderlo Chemie NV (c)(d)	1,969	446

		7,884,982

BERMUDA — 0.5%
Archer, Ltd. (a)(c)	95,268	236,331
BW Offshore, Ltd.	115,540	153,741
Golden Ocean Group, Ltd.	380,186	345,924
Johnson Electric Holdings, Ltd.	1,015,000	631,433
Lancashire Holdings, Ltd.	58,723	736,524
Ship Finance International, Ltd. (a)	36,128	552,758
SmarTone Telecommunications Holding, Ltd.	242,000	496,842
Trinity, Ltd.	642,000	528,385

		3,681,938

CANADA — 9.8%
Advantage Oil & Gas, Ltd. (c)	140,426	470,686
Angle Energy, Inc. (c)	71,205	401,817

See accompanying notes to financial statements.

SPDR S&P International Small Cap ETF
SCHEDULE OF INVESTMENTS (continued)
March 31, 2012 (Unaudited)

Security Description	Shares	Value

Argonaut Gold, Inc. (c)	70,915	$603,109
AuRico Gold, Inc. (a)(c)	179,113	1,593,191
Aurizon Mines, Ltd. (c)	93,956	458,758
Avion Gold Corp. (c)	256,793	262,073
B2Gold Corp. (c)	164,647	705,077
Bankers Petroleum, Ltd. (a)(c)	132,370	545,665
Banro Corp. (c)	107,310	496,045
Birchcliff Energy, Ltd. (a)(c)	66,570	482,898
BlackPearl Resources, Inc. (a)(c)	165,188	697,477
Calfrac Well Services, Ltd. (a)	18,445	514,899
Capstone Mining Corp. (c)	175,766	497,692
Celestica, Inc. (c)	115,317	1,106,499
China Gold International Resources Corp., Ltd. (c)	86,845	427,513
Cineplex, Inc. (a)	32,012	916,047
Colossus Minerals, Inc. (c)	79,998	437,830
Copper Mountain Mining Corp. (c)	73,298	308,754
Corus Entertainment, Inc. (Class B) (a)	160,914	3,823,811
Cott Corp. (c)	79,546	523,701
Crew Energy, Inc. (c)	70,843	674,796
Denison Mines Corp. (c)	239,458	371,364
Dundee Corp. (Class A) (c)	98,806	2,470,521
Eastern Platinum, Ltd. (c)	546,696	218,799
Endeavour Silver Corp. (c)	49,402	467,106
Exeter Resource Corp. (c)	69,998	192,600
Extorre Gold Mines, Ltd. (c)	52,666	316,170
FirstService Corp. (c)	71,661	2,192,599
Fortuna Silver Mines, Inc. (c)	77,481	348,856
Freehold Royalties, Ltd. (a)	92,022	1,803,703
GMP Capital, Inc.	107,640	807,744
Golden Star Resources, Ltd. (c)	387,042	739,657
Gran Tierra Energy, Inc. (c)	160,560	1,010,478
Great Basin Gold, Ltd. (a)(c)	280,009	196,114
Great Canadian Gaming Corp. (a)(c)	126,306	1,018,587
Guardian Capital Group, Ltd.	340,316	3,398,223
Guyana Goldfields, Inc. (c)	51,083	174,800
Harry Winston Diamond Corp. (c)	48,397	710,859
Home Capital Group, Inc.	59,741	3,009,017
Ivanhoe Energy, Inc. (a)(c)	90,289	97,566
Jaguar Mining, Inc. (c)	54,765	257,537
Just Energy Group, Inc. (a)	40,483	558,973
Keegan Resources, Inc. (c)	54,080	204,535
Kirkland Lake Gold, Inc. (c)	44,691	644,799
Lake Shore Gold Corp. (a)(c)	229,245	236,252
Legacy Oil + Gas, Inc. (c)	76,550	709,243
Linamar Corp.	82,137	1,770,205
Lions Gate Entertainment Corp. (a)(c)	78,812	1,097,063
MAG Silver Corp. (c)	55,002	555,826
Major Drilling Group International, Inc.	105,631	1,749,155
Martinrea International, Inc. (c)	108,039	1,145,844
Mercator Minerals, Ltd. (a)(c)	187,116	250,873
Minefinders Corp. (c)	44,268	618,764
Minera Andes Acquisition Corp. (c)	60,990	268,504
Mullen Group, Ltd. (a)	45,153	946,928
NAL Energy Corp.	89,504	711,948
Neo Material Technologies, Inc. (c)	65,522	735,561
Nevsun Resources, Ltd.	110,185	405,704
North American Palladium, Ltd. (a)(c)	108,201	286,890
Northern Dynasty Minerals, Ltd. (c)	60,325	366,978
NuVista Energy, Ltd. (c)	153,770	567,724
OceanaGold Corp. (c)	168,996	453,159
Oilsands Quest, Inc. (a)(c)(e)	860,904	0
Open Range Energy Corp. (c)	40,991	49,216
Pace Oil and Gas, Ltd. (c)	55,419	275,584
Pason Systems, Inc. (a)	43,325	608,618
Polymet Mining Corp. (a)(c)	215,579	248,052
Poseidon Concepts Corp. (a)	38,540	540,628
Premier Gold Mines, Ltd. (c)	75,392	396,026
Pretium Resources, Inc. (a)(c)	44,611	636,503
Queenston Mining, Inc. (c)	67,108	300,809
Questerre Energy Corp. (c)	145,600	106,346
Rubicon Minerals Corp. (a)(c)	134,920	441,431
Russel Metals, Inc. (a)	91,419	2,449,548
Sabina Gold & Silver Corp. (c)	80,529	224,800
Savanna Energy Services Corp. (c)	116,684	915,306
Seabridge Gold, Inc. (a)(c)	22,663	451,922
ShawCor, Ltd. (Class A) (a)	31,521	990,304
Sherritt International Corp. (a)	168,474	917,003
Silvercorp Metals, Inc. (a)	94,193	647,462
Stantec, Inc. (a)	78,304	2,491,437
Tanzanian Royalty Exploration Corp. (a)(c)	76,164	395,509
Tesco Corp. (a)(c)	30,113	427,303
Thompson Creek Metals Co., Inc. (a)(c)	100,799	681,776
TMX Group, Inc.	23,782	1,066,020
Torex Gold Resources, Inc. (c)	240,202	480,668
Transcontinental, Inc. (Class A) (a)	42,884	535,058
TransGlobe Energy Corp. (c)	54,583	659,725
Uni-Select, Inc. (a)	98,169	2,919,188
WestJet Airlines, Ltd.	111,845	1,454,785
Westport Innovations, Inc. (a)(c)	25,293	1,035,559
Wi-Lan, Inc. (a)	74,317	384,430

		72,766,582

CHINA — 2.3%
Allied Properties HK, Ltd.	5,032,791	661,186
Cafe de Coral Holdings, Ltd.	1,389,867	3,866,709
China Gas Holdings, Ltd.	2,662,000	1,282,313
Chow Sang Sang Holding International, Ltd. (a)	939	2,425
Daphne International Holdings, Ltd. (a)	598,000	819,516
Far East Consortium International, Ltd.	4,063,540	727,501
G-Resources Group, Ltd. (c)	10,128,000	619,629
Hi Sun Technology China, Ltd. (c)	1,287,000	213,837
HKR International, Ltd.	2,905,579	1,077,804
K Wah International Holdings, Ltd. (a)	2,867,300	1,048,832
Midland Holdings, Ltd. (a)	841,790	442,363
Road King Infrastructure, Ltd.	1,291,544	841,733
Shun Tak Holdings, Ltd. (a)	1,178,749	476,722
Techtronic Industries Co., Ltd. (a)	1,589,500	2,149,633
Texwinca Holdings, Ltd.	2,192,050	2,670,890

See accompanying notes to financial statements.

SPDR S&P International Small Cap ETF
SCHEDULE OF INVESTMENTS (continued)
March 31, 2012 (Unaudited)

Security Description	Shares	Value

Xinyi Glass Holdings Co., Ltd. (a)	102,048	$62,301

		16,963,394

CYPRUS — 0.0% (f)
Ocean Rig UDW, Inc. (a)(c)	1,920	32,448

DENMARK — 1.2%
Amagerbanken A/S (b)	308,573	0
Bang & Olufsen A/S (c)	35,864	468,638
D/S Norden A/S	15,995	475,279
East Asiatic Co., Ltd. A/S (a)	38,917	1,135,490
Genmab A/S (c)	43,727	361,616
GN Store Nord A/S (a)	218,633	2,330,525
IC Companys A/S	28,767	602,472
Jyske Bank A/S (c)	30,471	962,693
NeuroSearch A/S (a)(c)	36,059	64,546
NKT Holding A/S (a)	12,140	551,961
SimCorp A/S (a)	9,313	1,625,364
Sydbank A/S (c)	31,907	579,707

		9,158,291

FINLAND — 1.8%
Amer Sports Oyj (Class A)	181,459	2,366,951
Atria PLC	65,902	500,242
Citycon Oyj (a)	282,645	944,760
Cramo Oyj (a)	80,460	1,148,633
HKScan Oyj	137,579	978,362
Lassila & Tikanoja Oyj	88,882	1,305,556
Outokumpu Oyj (a)(c)	45,059	94,388
Outotec Oyj (a)	18,646	944,318
Poyry Oyj (a)	93,882	750,136
Talvivaara Mining Co. PLC (a)(c)	90,842	351,793
Tieto Oyj (a)	77,225	1,449,023
Vacon Oyj (a)	45,795	2,439,408

		13,273,570

FRANCE — 2.3%
Canal +	42,335	267,793
Carbone Lorraine SA	38,661	1,368,210
Club Mediterranee SA (a)(c)	37,579	795,699
GL Events SA	35,161	746,841
Groupe Steria SCA (a)	37,168	844,412
IMS International Metal Service (c)	43,230	618,871
IPSOS	87,095	3,118,240
Rubis	71,284	4,162,157
Saft Groupe SA	50,589	1,637,076
Sequana (a)	89,423	570,058
Societe de la Tour Eiffel	15,251	883,474
SOITEC (c)	146,696	843,934
Teleperformance	23,426	668,383
UbiSoft Entertainment SA (c)	67,783	499,445

		17,024,593

GERMANY — 2.9%
Aareal Bank AG (c)	25,873	521,822
Demag Cranes AG	1,036	70,362
Deutsche Wohnen AG	160,165	2,363,272
Dialog Semiconductor PLC (a)(c)	39,676	967,701
DIC Asset AG	59,840	585,315
Freenet AG (a)	56,913	919,345
Gerresheimer AG	26,441	1,154,936
Gildemeister AG (c)	82,345	1,610,340
Indus Holding AG	75,052	2,313,767
Jenoptik AG (c)	166,828	1,244,345
Kloeckner & Co. SE	50,065	724,053
Kontron AG	94,343	786,234
KUKA AG (c)	56,563	1,212,731
Leoni AG	47,880	2,486,710
MLP AG	69,441	615,881
Nordex SE (a)(c)	43,718	263,966
Patrizia Immobilien AG (c)	114,332	760,061
Solar Millennium AG (c)	24,804	3,369
Solarworld AG (a)	56,500	178,096
TUI AG (a)(c)	101,343	752,663
Wincor Nixdorf AG	18,014	884,963
Wirecard AG	54,549	1,036,977

		21,456,909

GIBRALTAR — 0.1%
PartyGaming PLC	369,662	915,473

GREECE — 0.5%
Alpha Bank AE (c)	285,544	371,893
Diana Containerships, Inc. (a)	985	5,950
Diana Shipping, Inc. (c)	96,182	860,829
DryShips, Inc. (a)(c)	219,248	762,983
EFG Eurobank Ergasias (c)	187,903	153,892
Ellaktor SA	136,352	216,080
Fourlis Holdings SA (c)	58,375	106,501
Hellenic Exchanges SA	94,267	374,095
Marfin Investment Group SA (c)	466,145	177,539
Titan Cement Co. SA	29,930	552,030
TT Hellenic Postbank SA (c)	133,415	74,621

		3,656,413

HONG KONG — 1.0%
Ajisen China Holdings, Ltd. (a)	373,000	490,031
Champion REIT	189	80
China Grand Forestry Green Resources Group, Ltd. (c)	786,766	70,935
China Mining Resources Group, Ltd. (a)(c)(e)	20,764,000	151,103
China Oil and Gas Group, Ltd. (a)(c)	4,040,000	395,466
China Precious Metal Resources Holdings Co., Ltd. (a)(c)	2,370,000	402,937
Emperor Watch & Jewellery, Ltd. (a)	2,010,000	318,431
Giordano International, Ltd.	3,226,000	2,480,580
Hutchison Telecommunications Hong Kong Holdings, Ltd.	1,282,000	543,248
Kingdee International Software Group Co., Ltd. (a)	1,284,000	309,258
Mongolia Energy Co., Ltd. (c)	3,284,723	274,996
Pacific Basin Shipping, Ltd. (a)	1,650,000	892,581
Peace Mark (Holdings), Ltd. (b)(c)	504,228	0
Sino Union Energy Investment Group, Ltd. (a)(c)	4,700,000	314,786
Skyworth Digital Holdings, Ltd. (a)	1,389,009	649,421
Xingda International Holdings, Ltd. (a)	713,000	326,011

		7,619,864

IRELAND — 1.3%
C&C Group PLC	301,618	1,550,425
Glanbia PLC	49,617	367,377

See accompanying notes to financial statements.

SPDR S&P International Small Cap ETF
SCHEDULE OF INVESTMENTS (continued)
March 31, 2012 (Unaudited)

Security Description	Shares	Value

Kenmare Resources PLC (c)	1,172,873	$939,790
Kingspan Group PLC	133,330	1,384,933
Paddy Power PLC	75,026	4,717,850
Smurfit Kappa Group PLC (c)	68,954	627,723

		9,588,098

ISRAEL — 0.8%
Clal Insurance Enterprise Holdings, Ltd.	21,180	313,016
Israel Discount Bank, Ltd. (Class A) (c)	447,396	592,305
Migdal Insurance & Financial Holding, Ltd.	265,402	408,696
NICE Systems, Ltd. (c)	41,043	1,609,399
Oil Refineries, Ltd. (c)	919,116	532,929
Osem Investments, Ltd.	31,309	482,132
Partner Communications Co., Ltd.	65,146	502,650
Paz Oil Co., Ltd.	5,041	682,329
Shufersal, Ltd.	59,200	215,534
Strauss Group, Ltd. (c)	31,212	380,302

		5,719,292

ITALY — 1.6%
Amplifon SpA	314,172	1,619,141
Astaldi SpA	242,243	1,927,505
Banca Popolare dell’Etruria e del Lazio Scrl (c)	238,394	394,932
Banca Popolare di Milano Scarl	1,614,744	897,128
Digital Multimedia Technologies SpA (c)	32,304	820,807
Esprinet SpA	106,051	549,942
IMMSI SpA	796,547	633,274
Interpump Group SpA	334,291	2,846,896
Saras SpA (c)	276,105	368,792
Sorin SpA (c)	1,041,371	1,948,445

		12,006,862

JAPAN — 30.1%
Alps Electric Co., Ltd. (a)	198,736	1,758,063
Anritsu Corp. (a)	63,000	829,844
Asahi Holdings, Inc. (a)	51,217	1,112,155
Bank of the Ryukyus, Ltd. (a)	153,300	2,095,662
Best Denki Co., Ltd. (a)(c)	257,769	638,980
Calbee, Inc. (a)	14,800	758,029
Capcom Co., Ltd.	23,400	537,692
Casio Computer Co., Ltd. (a)	110,800	795,708
Central Glass Co., Ltd.	572,145	2,523,709
COMSYS Holdings Corp. (a)	229,550	2,499,262
Daifuku Co., Ltd.	133,500	778,662
Daihen Corp. (a)	267,000	966,839
DAIICHI CHUO KISEN KAISHA (a)(c)	351,834	508,758
Dainippon Screen Manufacturing Co., Ltd. (a)	270,000	2,444,255
Daiwa Office Investment Corp.	325	872,775
DCM Japan Holdings Co., Ltd. (a)	186,733	1,490,778
DIC Corp. (a)	300,000	608,785
Doutor Nichires Holdings Co., Ltd.	184,132	2,436,597
DTS Corp.	99,082	1,300,304
eAccess, Ltd. (a)	1,378	308,939
Ebara Corp.	132,000	476,384
EDION Corp. (a)	111,000	782,308
FCC Co., Ltd. (a)	110,748	2,488,281
Frontier Real Estate Investment Corp.	84	692,047
Fukuoka REIT Corp.	325	2,345,829
Furukawa Co., Ltd. (a)(c)	791,387	769,317
Glory, Ltd.	80,600	1,773,699
H2O Retailing Corp. (a)	267,000	2,332,742
Hanwa Co., Ltd.	449,000	2,051,449
Haseko Corp. (c)	746,500	607,759
Heiwa Real Estate Co., Ltd.	365,000	997,934
Hitachi Kokusai Electric, Inc. (a)	192,372	1,774,231
Hitachi Zosen Corp. (a)	899,500	1,180,461
Horiba, Ltd.	56,313	1,940,624
Hosiden Corp.	126,400	927,706
Iino Kaiun Kaisha, Ltd. (a)	155,900	710,402
IT Holdings Corp.	104,508	1,229,282
Izumiya Co., Ltd.	276,000	1,502,497
Japan Airport Terminal Co., Ltd. (a)	105,800	1,400,039
Japan Aviation Electronics Industry, Ltd.	181,000	1,576,973
Japan Excellent, Inc.	273	1,401,574
Japan Logistics Fund, Inc.	273	2,325,451
Japan Prime Realty Investment Corp.	316	913,499
Juki Corp. (a)	173,332	379,121
Kanematsu Corp. (a)(c)	839,698	1,010,148
Katakura Industries Co., Ltd.	106,774	988,660
Kawasaki Kisen Kaisha, Ltd. (a)(c)	354,000	782,891
Kayaba Industry Co., Ltd. (a)	330,832	2,022,097
Kitz Corp.	189,200	827,657
Kiyo Holdings, Inc.	1,286,000	1,922,085
Komori Corp. (a)	122,636	1,062,513
Kurabo Industries, Ltd. (a)	786,000	1,537,712
Kyowa Exeo Corp. (a)	150,000	1,357,920
Makino Milling Machine Co., Ltd. (a)	191,000	1,645,531
Marudai Food Co., Ltd.	590,656	2,303,914
Maruha Nichiro Holdings, Inc. (a)	845,485	1,489,706
Marusan Securities Co., Ltd. (a)	183,398	831,247
Meidensha Corp. (a)	76,000	277,976
Mirait Holdings Corp. (a)	102,300	749,583
Mitsui Mining & Smelting Co., Ltd. (a)	746,000	2,112,133
Mitsui-Soko Co., Ltd.	323,000	1,385,491
Mitsumi Electric Co., Ltd. (a)(c)	48,300	418,469
Nakanishi, Inc.	8,383	891,321
NET One Systems Co., Ltd. (a)	208,800	2,560,049
Neturen Co., Ltd.	233,403	2,164,001
Nichi-iko Pharmaceutical Co., Ltd. (a)	18,900	417,754
Nihon Dempa Kogyo Co., Ltd.	27,500	416,702
Nihon Kohden Corp.	76,700	2,065,341
Nikkiso Co., Ltd. (a)	255,000	2,686,494
Nippon Accommodations Fund, Inc.	277	1,797,412
Nippon Carbon Co., Ltd.	256,712	726,823
Nippon Konpo Unyu Soko Co., Ltd.	251,200	3,104,325
Nippon Light Metal Co., Ltd. (a)	1,602,000	2,569,585
Nippon Seiki Co., Ltd.	80,000	1,012,941
Nippon Shinyaku Co., Ltd.	244,000	3,027,207
Nippon Soda Co., Ltd.	280,000	1,289,507
Nippon Suisan Kaisha, Ltd. (a)	447,499	1,533,443

See accompanying notes to financial statements.

SPDR S&P International Small Cap ETF
SCHEDULE OF INVESTMENTS (continued)
March 31, 2012 (Unaudited)

Security Description	Shares	Value

Nippon Thompson Co., Ltd. (a)	249,000	$1,579,416
Nishimatsu Construction Co., Ltd. (a)	754,000	1,777,459
Nishimatsuya Chain Co., Ltd. (a)	130,393	1,069,509
Nissan Chemical Industries, Ltd. (a)	79,600	751,555
Nissha Printing Co., Ltd. (a)(c)	22,900	301,363
Nisshin Steel Co., Ltd. (a)	367,000	619,880
Nitto Boseki Co., Ltd. (a)	578,153	2,276,221
NOF Corp.	497,000	2,433,817
Nomura Real Estate Office Fund, Inc.	129	772,009
NSD Co., Ltd.	104,008	966,840
Okasan Securities Group, Inc.	282,682	1,198,809
Oki Electric Industry Co., Ltd. (a)(c)	1,556,000	2,363,449
Orix JREIT, Inc.	452	2,120,080
Osaka Securities Exchange Co., Ltd. (a)	317	1,769,992
OSG Corp. (a)	160,500	2,441,777
Park24 Co., Ltd. (a)	208,313	2,822,395
Pioneer Corp. (a)(c)	127,200	653,814
Point, Inc.	26,620	988,202
Premier Investment Corp.	525	2,117,990
Rengo Co., Ltd. (a)	228,000	1,587,508
Rohto Pharmaceutical Co., Ltd.	206,000	2,585,795
Ryohin Keikaku Co., Ltd. (a)	33,303	1,732,023
Sakai Chemical Industry Co., Ltd.	343,565	1,331,761
Sanden Corp. (a)	449,000	1,473,115
Sankyu, Inc. (a)	293,000	1,153,557
Sanyo Shokai, Ltd. (a)	224,000	609,709
Sanyo Special Steel Co., Ltd. (a)	240,937	1,314,548
Sapporo Holdings, Ltd. (a)	187,000	695,328
Sato Corp. (a)	132,400	1,874,306
Sawai Pharmaceutical Co., Ltd. (a)	7,600	809,916
SBI Holdings, Inc. (a)(c)	9,596	910,684
Seiren Co., Ltd.	215,800	1,439,628
Senshu Ikeda Holdings, Inc. (a)	549,400	767,738
Shima Seiki Manufacturing, Ltd. (a)	77,525	1,489,362
Shimachu Co., Ltd. (a)	105,100	2,490,370
Shochiku Co., Ltd. (a)	515,000	4,881,220
Shoei Co., Ltd. (a)	123,300	506,415
Sinfonia Technology Co., Ltd. (a)	506,000	1,106,750
SMK Corp. (a)	265,343	925,371
Star Micronics Co., Ltd.	73,000	727,383
Sumitomo Osaka Cement Co., Ltd. (a)	1,038,793	3,042,094
Tadano, Ltd.	185,526	1,345,878
Taiyo Yuden Co., Ltd. (a)	55,100	590,536
Takara Holdings, Inc. (a)	324,000	2,216,562
Takasago International Corp.	339,694	1,609,826
Takuma Co., Ltd. (a)	281,000	1,406,793
The 77 Bank, Ltd.	120,000	532,232
The Bank of Nagoya, Ltd.	269,000	970,812
The Bank of Okinawa, Ltd.	54,300	2,434,741
The Ehime Bank, Ltd.	762,000	2,185,212
The Eighteenth Bank, Ltd.	732,730	2,332,769
The Hokuetsu Bank, Ltd.	1,025,000	2,204,569
The Michinoku Bank, Ltd. (a)	716,000	1,470,369
The Minato Bank, Ltd.	835,000	1,562,549
The Miyazaki Bank, Ltd.	694,000	1,981,773
The Musashino Bank, Ltd.	46,300	1,602,314
The Oita Bank, Ltd.	461,000	1,478,875
The Tochigi Bank, Ltd.	277,000	1,036,709
The Tokyo Tomin Bank, Ltd.	50,000	606,355
Toagosei Co., Ltd.	605,818	2,804,747
TOC Co., Ltd. (a)	216,100	1,221,052
Toei Co., Ltd. (a)	328,000	1,701,877
Toho Holdings Co., Ltd. (a)	81,719	1,459,711
Toho Zinc Co., Ltd. (a)	260,000	1,178,443
Tokai Carbon Co., Ltd.	79,000	423,343
Tokai Tokyo Financial Holdings, Inc.	269,000	1,010,037
Tokuyama Corp. (a)	171,000	534,018
Tokyo Dome Corp. (a)(c)	265,000	917,735
Tokyo Tatemono Co., Ltd. (c)	242,000	985,115
TOMONY Holdings, Inc.	292,800	1,430,289
Topy Industries, Ltd.	806,381	2,518,256
Toyo Corp/Chuo-ku (a)	184,748	2,020,453
Toyo Tire & Rubber Co., Ltd.	450,000	1,263,139
Toyobo Co., Ltd.	1,091,788	1,565,478
Ulvac, Inc. (a)(c)	51,900	573,268
Unitika, Ltd. (c)	1,104,000	697,588
UNY Co., Ltd.	78,600	855,770
Yamato Kogyo Co., Ltd. (a)	27,800	815,809
Yodogawa Steel Works, Ltd.	466,000	2,044,182
Zenrin Co., Ltd.	59,277	600,729

		223,503,114

LUXEMBOURG — 0.1%
AZ Electronic Materials SA	144,774	668,725

NETHERLANDS — 1.9%
Aalberts Industries NV	99,615	2,056,188
AerCap Holdings NV (a)(c)	74,528	828,006
ASM International NV	76,839	2,952,119
BinckBank NV	42,016	455,343
CSM (a)	33,146	594,352
Draka Holding NV (b)	316	7,277
Eurocommercial Properties NV	17,587	665,379
Exact Holding NV	53,252	1,255,207
Koninklijke BAM Groep NV	119,505	561,463
Mediq NV	180,122	2,828,049
Ordina NV (c)	104,708	142,786
VistaPrint NV (a)(c)	27,058	1,045,792
Wereldhave NV	8,369	663,239

		14,055,200

NEW ZEALAND — 0.4%
Fisher & Paykel Appliances Holdings, Ltd. (c)	1,087,621	441,169
Fisher & Paykel Healthcare Corp., Ltd.	853,952	1,567,487
Nuplex Industries, Ltd. (a)	139,587	293,968
Sky City Entertainment Group Ltd.	285,315	921,177

		3,223,801

NORWAY — 1.5%
Algeta ASA (c)	23,438	590,465
Deep Sea Supply PLC (c)	190,822	429,881
DNO International ASA (a)(c)	1,055,454	1,868,862
Ekornes ASA	95,538	1,658,166
Norske Skogindustrier ASA (a)(c)	283,606	283,405
Norwegian Property ASA	448,710	698,547
ProSafe SE	133,275	1,057,966
Renewable Energy Corp. ASA (a)(c)	272,003	160,988
Songa Offshore SE (c)	139,436	491,346

See accompanying notes to financial statements.

SPDR S&P International Small Cap ETF
SCHEDULE OF INVESTMENTS (continued)
March 31, 2012 (Unaudited)

Security Description	Shares	Value

Tomra Systems ASA	210,821	$1,718,634
Veidekke ASA	281,255	2,386,505

		11,344,765

PORTUGAL — 0.2%
Altri SGPS SA	387,662	590,073
Semapa-Sociedade de Investimento e Gestao, SGPS, SA (c)	156,803	1,154,118

		1,744,191

SINGAPORE — 2.3%
Bukit Sembawang Estates, Ltd. (a)	285,080	1,108,714
Cape PLC	61,605	406,120
CapitaCommercial Trust (a)	818	794
China Yuchai International, Ltd. (a)	23,310	369,929
Cosco Corp. Singapore, Ltd. (a)	589,000	545,739
Ezra Holdings, Ltd. (a)(c)	524,599	479,810
Haw Par Corp., Ltd.	845,352	4,047,416
Hong Leong Finance, Ltd. (a)	1,855,656	3,748,651
Mapletree Industrial Trust	756,000	661,391
Mapletree Logistics Trust (a)	4,553,201	3,422,098
Miclyn Express Offshore, Ltd. (a)	398,000	923,570
Wing Tai Holdings, Ltd.	1,360,000	1,384,499

		17,098,731

SOUTH KOREA — 6.7%
Asiana Airlines (c)	167,988	1,042,280
Capro Corp.	15,010	326,549
Cheil Communications, Inc.	217,647	3,476,820
CJ E&M Corp. (c)	10,297	258,095
Daum Communications Corp. (a)	18,237	1,916,973
DGB Financial Group, Inc.	69,810	914,945
Dong-A Pharmaceutical Co., Ltd.	13,658	977,595
Dongkuk Steel Mill Co., Ltd.	21,010	401,453
Eugene Investment & Securities Co., Ltd. (c)	79,559	254,887
Fila Korea, Ltd.	5,814	440,264
GemVax & Kael Co., Ltd. (c)	10,998	376,614
Grand Korea Leisure Co., Ltd.	19,780	381,442
Green Cross Corp.	3,100	346,101
Hana Tour Service, Inc. (a)	26,252	1,041,461
Hanjin Heavy Industries & Construction Co., Ltd. (c)	16,950	282,737
Hanjin Shipping Co., Ltd. (a)(c)	46,148	639,445
Hanmi Pharm Co., Ltd. (a)(c)	10,300	548,158
Hansol Paper Co. (a)	79,839	572,166
Hanwha Securities Co. (c)	120,262	520,086
Hite Jinro Co. Ltd.	28,504	647,790
Hotel Shilla Co., Ltd.	64,602	2,751,023
Humax Co., Ltd. (a)	47,197	426,962
Hyundai Development Co.	29,400	644,799
Hyundai Elevator Co., Ltd.	3,025	308,360
Hyundai Greenfood Co., Ltd.	35,990	482,810
Hyundai Marine & Fire Insurance Co., Ltd. (c)	7	201
Hyundai Securities Co., Ltd. (c)	76,640	713,607
Jeonbuk Bank	255,274	1,146,767
Korea Express Co., Ltd. (c)	7,158	505,397
Korea Investment Holdings Co., Ltd. (c)	23,920	951,058
Korean Reinsurance Co. (c)	129,458	1,559,597
KP Chemical Corp. (a)	25,550	348,394
KT Skylife Co., Ltd. (c)	13,678	299,382
Kumho Tire Co, Inc. (c)	56,330	611,499
LG Fashion Corp.	11,330	399,482
LG International Corp. (a)	69,528	3,154,088
LG Life Sciences, Ltd. (a)(c)	25,150	799,082
LIG Insurance Co., Ltd. (c)	59,960	1,381,189
Lotte Chilsung Beverage Co., Ltd.	397	426,064
LS Industrial Systems Co., Ltd. (a)	10,007	580,257
MegaStudy Co., Ltd.	5,801	597,994
Melfas, Inc.	13,454	246,982
Meritz Finance Holdings Co. Ltd. (c)	89,588	227,320
Meritz Fire & Marine Insurance Co., Ltd. (c)	119,688	1,362,672
Meritz Securities Co., Ltd. (c)	789,037	628,834
Mirae Asset Securities Co., Ltd. (c)	14,377	503,109
Neowiz Games Corp. (c)	9,203	285,094
NongShim Co., Ltd.	2,491	500,157
Poongsan Corp.	57,983	1,542,904
S1 Corp/Korea	12,835	598,110
Samsung Fine Chemicals Co., Ltd. (a)	29,382	1,413,282
Samyang Corp. (c)	2,140	86,786
Samyang Holdings Corp.	2,858	187,162
Seoul Semiconductor Co., Ltd. (a)	21,564	452,006
SFA Engineering Corp. (a)	44,338	2,093,538
SK Broadband Co., Ltd. (c)	152,938	469,727
SK Chemicals Co., Ltd.	31,596	1,784,691
STX Offshore & Shipbuilding Co., Ltd.	27,283	343,129
STX Pan Ocean Co., Ltd. (a)	61,709	429,711
Taekwang Industrial Co., Ltd.	478	493,166
Tong Yang Securities, Inc. (c)	70,790	342,376
Woori Investment & Securities Co., Ltd. (c)	64,403	741,767
Yuhan Corp.	11,120	1,158,078

		49,344,474

SPAIN — 1.4%
Amper SA (c)	142,556	398,668
Campofrio Food Group SA	196,454	1,679,586
Construcciones y Auxiliar de Ferrocarriles SA	5,662	3,068,060
Ercros SA (c)	437,809	338,157
Faes Farma SA (a)	221,706	457,631
Gamesa Corp. Tecnologica SA (a)	77,475	245,656
Tubacex SA (a)(c)	261,418	706,705
Tubos Reunidos SA (a)	312,340	833,966
Vidrala SA (a)	76,152	1,982,597
Zeltia SA (a)(c)	151,839	325,548

		10,036,574

SWEDEN — 1.9%
Axfood AB	13,283	476,041
Axis Communications AB	28,968	781,462
Betsson AB (c)	24,088	706,084
Carnegie Investment Bank AB (a)(b)(c)	59,625	0
Fabege AB (a)	81,282	698,854
Great Portland Estates PLC	124,785	717,552

See accompanying notes to financial statements.

SPDR S&P International Small Cap ETF
SCHEDULE OF INVESTMENTS (continued)
March 31, 2012 (Unaudited)

Security Description	Shares	Value

Haldex AB	180,462	$1,180,352
Intrum Justitia AB (c)	114,684	1,901,217
JM AB	56,574	1,044,454
Kungsleden AB	175,288	1,215,196
New Wave Group AB (Class B)	221,574	1,142,039
Nobia AB (c)	102,727	483,031
PA Resources AB (c)	698,890	180,111
SAS AB (a)(c)	159,433	200,632
TradeDoubler AB (c)	98,694	462,580
Wihlborgs Fastigheter AB	203,842	2,872,377

		14,061,982

SWITZERLAND — 2.4%
Basilea Pharmaceutica AG (c)	9,870	553,096
Belimo Holding AG	2,588	4,993,607
Daetwyler Holding AG	33,632	2,846,543
Georg Fischer AG (c)	3,321	1,517,479
Kudelski SA	69,144	494,186
Kuoni Reisen Holding (Class B) (c)	4,959	1,821,528
Meyer Burger Technology AG (a)(c)	18,825	307,207
Mobimo Holding AG (c)	3,309	806,520
Nobel Biocare Holding AG (c)	51,283	640,576
Petroplus Holdings AG (a)(c)	55,049	12,790
Temenos Group AG (c)	77,425	1,430,544
Valora Holding AG	9,064	2,073,834

		17,497,910

UNITED KINGDOM — 12.5%
Afren PLC (c)	560,701	1,195,078
Allied Gold Mining PLC (c)	125,169	237,987
Ashtead Group PLC	276,954	1,143,429
Aveva Group PLC	36,741	972,708
Barratt Developments PLC (c)	482,377	1,086,712
Bellway PLC	97,784	1,277,998
Bodycote PLC	223,816	1,381,059
Booker Group PLC	819,402	1,103,655
Bovis Homes Group PLC (a)	191,091	1,471,011
Britvic PLC	242,375	1,489,769
BTG PLC (c)	168,886	900,718
Cable & Wireless Communications PLC	1,387,704	715,935
Cable & Wireless Worldwide PLC	1,557,653	846,172
Capital & Counties Properties PLC	296,430	908,405
Centamin PLC (c)	468,900	515,065
Chemring Group PLC	224,994	1,464,898
CSR PLC	159,596	586,232
Dairy Crest Group PLC	183,423	976,197
Debenhams PLC	573,843	740,821
Domino’s Pizza UK & IRL PLC	58,944	406,471
DS Smith PLC	741,620	2,122,198
DSG International PLC (c)	2,213,995	660,081
Elementis PLC	945,644	2,789,127
EnQuest PLC (c)	316,896	638,470
Enterprise Inns PLC (c)	459,824	433,464
Fenner PLC	376,125	2,605,135
Filtrona PLC	84,143	638,588
Galiform PLC (c)	332,172	658,633
Galliford Try PLC (a)	132,993	1,328,060
Game Group PLC (e)	573,405	0
Gem Diamonds, Ltd. (c)	95,180	415,922
Hays PLC	598,079	806,033
Heritage Oil PLC (a)(c)	129,015	288,793
Hikma Pharmaceuticals PLC	63,301	686,735
Home Retail Group PLC	355,334	647,218
Hunting PLC	67,556	1,022,709
Imagination Technologies Group PLC (c)	113,205	1,238,078
Intermediate Capital Group PLC	180,981	837,125
International Personal Finance	308,722	1,322,432
Interserve PLC	197,912	921,131
ITE Group PLC	537,864	1,907,807
J.D. Wetherspoon PLC	166,933	1,097,275
Jardine Lloyd Thompson Group PLC	3,048	34,017
Jazztel PLC (c)	86,126	557,986
JKX Oil & Gas PLC	72,033	184,145
Jupiter Fund Management PLC	199,867	794,831
Keller Group PLC	104,107	733,546
Kesa Electricals PLC	268,064	299,810
Kier Group PLC	61,357	1,111,696
Ladbrokes PLC	296,000	757,168
Laird PLC	212,735	731,459
Lamprell PLC	92,831	508,295
Mcbride PLC (c)	155,573	305,737
Melrose PLC	469,689	3,175,136
Michael Page International PLC	282,386	2,165,675
Micro Focus International PLC	92,788	701,232
Misys PLC (c)	145,687	833,322
Mitchells & Butlers PLC (c)	237,252	1,024,246
Mitie Group PLC	525,762	2,347,902
Morgan Crucible Co. PLC	333,786	1,717,248
Morgan Sindall PLC	69,673	754,750
N Brown Group PLC	264,762	981,415
National Express Group PLC	216,830	834,574
Ophir Energy PLC (c)	116,977	948,518
Pace PLC	191,959	229,260
PayPoint PLC	110,751	1,100,644
Premier Farnell PLC	487,051	1,669,987
Premier Foods PLC (c)	1,522,318	395,246
Punch Taverns PLC (c)	1,240,448	232,876
PV Crystalox Solar PLC	424,582	28,831
Redrow PLC (c)	318,610	657,195
Regus PLC	327,856	595,073
Renishaw PLC	20,200	429,252
Restaurant Group PLC	352,555	1,667,916
RPS Group PLC	320,875	1,215,560
Salamander Energy PLC (c)	93,077	319,735
Senior PLC	698,788	2,231,861
Shaftesbury PLC	339,507	2,671,554
Shanks Group PLC	438,756	692,260
SIG PLC	332,416	623,532
SOCO International PLC (c)	110,183	521,093
Spirent Communications PLC	353,865	907,448
Spirit Pub Co. PLC (c)	240,598	236,416
Taylor Wimpey PLC (c)	1,487,432	1,223,921
Telecity Group PLC (c)	114,734	1,351,041
Tullett Prebon PLC	267,471	1,495,732
Ultra Electronics Holdings PLC	54,109	1,512,057
Unite Group PLC	302,882	953,342
Victrex PLC	162,295	3,500,643

See accompanying notes to financial statements.

SPDR S&P International Small Cap ETF
SCHEDULE OF INVESTMENTS (continued)
March 31, 2012 (Unaudited)

Security Description	Shares	Value

WH Smith PLC	177,171	$1,542,759
Wincanton PLC (c)	243,274	271,112
Yell Group PLC (a)(c)	1,952,224	116,657

		92,381,045

TOTAL COMMON STOCKS —
(Cost $780,812,093)		733,359,284

PREFERRED STOCK — 0.0% (f)
SOUTH KOREA — 0.0% (f)
Hyundai Securities Co., Ltd. (c) (Cost $246,036)	33,293	261,513

RIGHTS — 0.1%
AUSTRALIA — 0.0% (f)
Bank of Queensland, Ltd. (expiring 4/24/12) (c)	25,345	32,295

FINLAND — 0.1%
Outokumpu Oyj (expiring 4/4/12) (a)(c)	45,059	328,888

TOTAL RIGHTS —
(Cost $290,617)		361,183

WARRANTS — 0.0% (f)
CANADA — 0.0% (f)
Kinross Gold Corp. (expiring 9/17/14) (c)	463	296

ITALY — 0.0% (f)
Interpump Group SpA (expiring 10/31/12) (c)	8	7

TOTAL WARRANTS —
(Cost $2,206)		303

SHORT TERM INVESTMENTS — 12.6%
UNITED STATES — 12.6%
MONEY MARKET FUNDS — 12.6%
State Street Navigator Securities Lending Prime Portfolio (g)(h)	93,040,192	93,040,192
State Street Institutional Liquid Reserves Fund 0.23% (h)(i)	142,102	142,102

TOTAL SHORT TERM INVESTMENTS —
(Cost $93,182,294)		93,182,294

TOTAL INVESTMENTS — 111.6%
(Cost $874,533,246)		827,164,577
OTHER ASSETS & LIABILITIES — (11.6)%		(85,911,190)

NET ASSETS — 100.0%		$741,253,387

(a)	A portion of the security was on loan at March 31, 2012.
(b)	Securities are valued at fair value as determined in good faith by the Trust’s Pricing and Investment Committee in accordance with procedures approved by the Board of Trustees. Securities’ values are determined based on Level 2 inputs. (Note 2)
(c)	Non-income producing security.
(d)	Reflects separate holdings of the issuer’s common stock traded on different securities exchanges.
(e)	Securities are valued at fair value as determined in good faith by the Trust’s Pricing and Investment Committee in accordance with procedures approved by the Board of Trustees. Securities’ values are determined based on Level 3 inputs. (Note 2)
(f)	Amount shown represents less than 0.05% of net assets.
(g)	Investments of cash collateral for securities loaned.
(h)	Affiliated Fund managed by SSgA Funds Management, Inc. (Note 3)
(i)	The rate shown is the annualized seven-day yield at period end.
PLC = Public Limited Company
REIT = Real Estate Investment Trust

See accompanying notes to financial statements.

SPDR Dow Jones International Real Estate ETF
SCHEDULE OF INVESTMENTS
March 31, 2012 (Unaudited)

Security Description	Shares	Value

COMMON STOCKS — 99.6%
AUSTRALIA — 18.0%
Abacus Property Group	2,312,294	$4,742,931
Astro Japan Property Group (a)	521,040	1,424,996
Bunnings Warehouse Property Trust	3,580,242	6,527,752
CFS Retail Property Trust (a)	14,892,668	27,616,213
Charter Hall Office REIT (a)	3,939,425	12,569,620
Charter Hall Retail REIT (a)	2,215,375	7,252,253
Commonwealth Property Office Fund (a)	21,775,073	22,219,508
Dexus Property Group (a)	42,853,432	38,622,773
Goodman Group (a)	68,765,514	49,153,945
GPT Group	16,084,630	51,988,138
Investa Office Fund	23,991,732	15,782,432
Westfield Group	18,873,177	172,641,146
Westfield Retail Trust	25,601,706	68,426,954

		478,968,661

AUSTRIA — 1.9%
Atrium European Real Estate, Ltd.	1,670,723	8,194,312
CA Immobilien Anlagen AG (b)	645,180	7,366,662
IMMOFINANZ AG (a)(b)	9,631,088	34,937,255

		50,498,229

BELGIUM — 0.9%
Befimmo Sicafi S.C.A.	130,953	8,689,858
Cofinimmo (a)	124,105	15,237,949

		23,927,807

CANADA — 10.7%
Artis REIT	433,112	7,007,275
Boardwalk REIT	207,718	11,867,225
Brookfield Asset Management, Inc. (Class A) (a)	4,966,177	156,371,595
Calloway REIT	465,659	12,630,962
Canadian Apartment Properties REIT	369,050	8,311,887
Canadian REIT	291,794	10,776,043
Chartwell Seniors Housing REIT	631,063	5,764,776
Extendicare REIT	366,403	2,896,177
First Capital Realty, Inc. (a)	591,777	10,569,032
H&R REIT	751,448	17,789,044
Primaris Retail REIT	350,843	7,596,421
RioCan REIT	1,196,626	32,362,600

		283,943,037

CHINA — 3.3%
Hongkong Land Holdings, Ltd. (a)	11,002,000	63,921,620
Kerry Properties, Ltd.	5,486,170	24,696,244

		88,617,864

FRANCE — 8.9%
Fonciere Des Regions	233,925	18,762,721
Gecina SA (a)	185,605	19,363,309
Klepierre	834,485	28,893,371
SILIC	83,243	9,169,900
Unibail-Rodamco SE	811,002	161,947,677

		238,136,978

GERMANY — 0.2%
IVG Immobilien AG (b)	1,291,262	4,126,976

HONG KONG — 9.4%
Champion REIT	13,663,174	5,789,779
Hang Lung Group, Ltd. (a)	7,538,808	48,792,517
Hang Lung Properties, Ltd.	19,790,755	72,520,219
Hysan Development Co., Ltd.	5,410,847	21,674,052
Prosperity REIT	9,600,000	2,250,386
The Link REIT (a)	20,109,750	74,854,685
Wheelock & Co., Ltd.	7,350,545	22,153,884
Yuexiu Real Estate Investment Trust	6,450,000	3,347,952

		251,383,474

ITALY — 0.2%
Beni Stabili SpA	7,336,437	4,551,811

JAPAN — 18.1%
Aeon Mall Co., Ltd.	707,440	16,530,860
Daibiru Corp. (a)	509,800	3,853,158
Daiwa Office Investment Corp. (a)	2,278	6,117,480
Frontier Real Estate Investment Corp.	1,562	12,868,777
Fukuoka REIT Corp. (a)	946	6,828,167
Global One Real Estate Investment Co., Ltd. (a)	857	5,737,979
Hankyu REIT, Inc. (a)	757	3,633,453
Heiwa Real Estate Co., Ltd.	1,587,500	4,340,331
Japan Excellent, Inc.	1,518	7,793,365
Japan Hotel and Resort, Inc. (c)	6	15,026
Japan Prime Realty Investment Corp.	6,347	18,348,032
Japan Real Estate Investment Corp.	4,834	42,821,387
Japan Retail Fund Investment Corp.	16,634	24,841,346
Kenedix Realty Investment Corp.	2,549	9,400,589
Mitsui Fudosan Co., Ltd.	7,824,000	150,499,933
Mori Hills REIT Investment Corp.	1,620	6,496,142
Mori Trust Sogo REIT, Inc. (a)	1,525	13,546,084
Nippon Building Fund, Inc.	5,142	49,111,270
Nomura Real Estate Office Fund, Inc.	2,578	15,428,216
NTT Urban Development Corp. (a)	9,633	7,889,473
Orix JREIT, Inc. (a)	2,502	11,735,488
Premier Investment Corp.	1,709	6,894,562
Shoei Co., Ltd. (a)	325,090	1,335,202
Tokyu Land Corp. (a)	4,063,000	19,995,322
Tokyu REIT, Inc. (a)	1,502	7,994,119
Top REIT, Inc.	1,377	7,998,129
United Urban Investment Corp.	18,561	21,313,743

		483,367,633

NETHERLANDS — 1.8%
Corio NV	518,743	27,321,533
Eurocommercial Properties NV	290,007	10,972,006
VastNed Retail NV	164,105	8,604,957

		46,898,496

NEW ZEALAND — 0.8%
AMP NZ Office Trust	5,954,794	4,513,681
Argosy Property, Ltd.	4,938,463	3,399,331
Goodman Property Trust (a)	7,244,524	6,144,302
Kiwi Income Property Trust (a)	8,663,821	7,561,038

		21,618,352

SINGAPORE — 7.9%
Ascendas REIT (a)	14,915,831	23,963,080

See accompanying notes to financial statements.

SPDR Dow Jones International Real Estate ETF
SCHEDULE OF INVESTMENTS (continued)
March 31, 2012 (Unaudited)

Security Description	Shares	Value

Cambridge Industrial Trust	9,630,367	$4,097,703
CapitaCommercial Trust (a)	17,079,676	16,572,318
CapitaLand, Ltd. (a)	22,496,999	55,824,263
CapitaMall Trust	18,844,168	27,051,913
Frasers Commercial Trust	4,328,304	2,891,618
Global Logistic Properties, Ltd. (b)	20,019,000	35,027,478
Guocoland, Ltd.	2,898,666	4,472,432
Mapletree Logistics Trust	11,384,080	8,556,055
Singapore Land, Ltd.	942,000	4,495,168
Starhill Global REIT	10,305,482	5,245,563
Suntec REIT	18,421,351	18,313,667
United Industrial Corp., Ltd.	2,174,000	4,824,003

		211,335,261

SOUTH AFRICA — 1.2%
Capital Property Fund	11,406,792	13,599,774
Fountainhead Property Trust (a)	10,316,510	9,813,021
SA Corporate Real Estate Fund	8,901,785	3,746,508
Sycom Property Fund	1,073,098	3,530,595

		30,689,898

SPAIN — 0.0% (d)
Martinsa-Fadesa SA (b)(c)(e)	35,998	0

SWEDEN — 2.0%
Castellum AB (a)	1,526,185	19,171,185
Fabege AB	1,270,849	10,926,618
Great Portland Estates PLC	2,774,315	15,953,153
Kungsleden AB	1,211,157	8,396,426

		54,447,382

SWITZERLAND — 2.5%
PSP Swiss Property AG (b)	308,627	27,384,948
Swiss Prime Site AG (b)	483,296	40,103,115

		67,488,063

UNITED KINGDOM — 11.8%
Big Yellow Group PLC	1,081,957	4,909,500
British Land Co. PLC	7,865,846	60,312,192
Capital & Counties Properties PLC	6,077,686	18,624,979
Capital Shopping Centres Group PLC	6,116,479	32,386,418
Derwent London PLC	896,099	24,983,907
Grainger PLC	2,988,916	4,999,992
Hammerson PLC	6,289,810	41,765,914
Land Securities Group PLC	6,946,447	80,188,023
Segro PLC	6,592,875	24,733,288
Shaftesbury PLC	2,217,900	17,452,479
Workspace Group PLC	946,744	3,558,534

		313,915,226

TOTAL COMMON STOCKS —
(Cost $2,649,419,428)		2,653,915,148

SHORT TERM INVESTMENTS — 3.1%
UNITED STATES — 3.1%
MONEY MARKET FUNDS — 3.1%
State Street Navigator Securities Lending Prime Portfolio (f)(g)	80,346,716	80,346,716
State Street Institutional Liquid Reserves Fund 0.23% (g)(h)	1,154,937	1,154,937

TOTAL SHORT TERM INVESTMENTS —
(Cost $81,501,653)		81,501,653

TOTAL INVESTMENTS — 102.7%
(Cost $2,730,921,081)		2,735,416,801
OTHER ASSETS & LIABILITIES — (2.7)%		(72,237,700)

NET ASSETS — 100.0%		$2,663,179,101

(a)	A portion of the security was on loan at March 31, 2012.
(b)	Non-income producing security.
(c)	Securities are valued at fair value as determined in good faith by the Trust’s Pricing and Investment Committee in accordance with procedures approved by the Board of Trustees. Securities’ values are determined based on Level 2 inputs. (Note 2)
(d)	Amount shown represents less than 0.05% of net assets.
(e)	Company has filed for insolvency.
(f)	Investments of cash collateral for securities loaned.
(g)	Affiliated Fund managed by SSgA Funds Management, Inc. (Note 3)
(h)	The rate shown is the annualized seven-day yield at period end.
PLC = Public Limited Company
REIT = Real Estate Investment Trust

See accompanying notes to financial statements.

SPDR FTSE/Macquarie Global Infrastructure 100 ETF
SCHEDULE OF INVESTMENTS
March 31, 2012 (Unaudited)

Security Description	Shares	Value

COMMON STOCKS — 99.5%
AUSTRALIA — 1.8%
AGL Energy, Ltd.	14,380	$219,730
Asciano Group	31,523	160,016
Macquarie Atlas Roads Group (a)	779	1,372
Transurban Group	45,876	266,141

		647,259

BRAZIL — 1.2%
Centrais Eletricas Brasileiras SA ADR	17,132	160,356
Companhia Energetica de Minas Gerais ADR	12,268	291,733

		452,089

CANADA — 7.6%
Canadian Utilities, Ltd. (Class A) (b)	2,756	179,404
Emera, Inc.	3,849	130,591
Enbridge, Inc.	24,500	949,652
Fortis, Inc. (b)	5,885	190,014
Pembina Pipeline Corp. (b)	8,900	250,940
TransAlta Corp. (b)	6,963	130,280
TransCanada Corp. (b)	22,032	944,150

		2,775,031

CZECH REPUBLIC — 0.8%
CEZ AS (b)	6,701	286,687

FINLAND — 0.9%
Fortum Oyj (b)	14,099	341,717

FRANCE — 5.6%
EDF SA	8,345	190,144
GDF Suez	53,396	1,377,351
Suez Environnement Co. (b)	12,233	187,343
Veolia Environnement SA	16,633	275,437

		2,030,275

GERMANY — 6.3%
E.ON AG	60,292	1,442,023
RWE AG	18,227	869,091

		2,311,114

HONG KONG — 3.7%
CLP Holdings, Ltd.	57,727	498,159
Hong Kong & China Gas Co., Ltd.	186,872	478,974
Hongkong Electric Holdings, Ltd.	51,000	374,420

		1,351,553

ITALY — 4.4%
Atlantia SpA	14,822	245,744
Enel Green Power SpA	62,496	118,597
Enel SpA	221,008	798,186
Snam Rete Gas SpA	53,985	259,242
Terna Rete Elettrica Nationale SpA	46,967	188,513

		1,610,282

JAPAN — 5.5%
Chubu Electric Power Co., Inc. (b)	18,198	330,370
Electric Power Development Co., Ltd. (b)	5,241	142,910
Hokuriku Electric Power Co. (b)	5,100	92,711
Kyushu Electric Power Co., Inc. (b)	11,118	159,282
Osaka Gas Co., Ltd. (b)	49,000	197,679
Shikoku Electric Power Co., Inc. (b)	5,335	151,243
The Chugoku Electric Power Co., Inc. (b)	8,875	165,756
The Kansai Electric Power Co., Inc. (b)	22,537	351,084
The Tokyo Electric Power Co., Inc. (a)	67	169
Tohoku Electric Power Co., Inc. (a)(b)	11,808	135,449
Tokyo Gas Co., Ltd. (b)	62,000	293,821

		2,020,474

PORTUGAL — 0.6%
EDP — Energias de Portugal SA	68,959	200,287

SOUTH KOREA — 0.4%
Korea Electric Power Corp. ADR (a)	16,050	156,166

SPAIN — 3.6%
Abertis Infraestructuras SA	11,875	201,865
Enagas	5,579	107,208
Gas Natural SDG SA	12,704	202,677
Iberdrola SA (b)	140,560	796,841

		1,308,591

UNITED KINGDOM — 9.4%
Centrica PLC	162,434	821,150
International Power PLC	48,575	314,323
National Grid PLC	112,595	1,134,261
Pennon Group PLC	11,197	127,287
Scottish & Southern Energy PLC	29,357	623,370
Severn Trent PLC	7,516	185,414
United Utilities Group PLC	21,824	209,739

		3,415,544

UNITED STATES — 47.7%
AGL Resources, Inc.	3,639	142,722
Alliant Energy Corp. (b)	3,472	150,407
Ameren Corp. (b)	7,618	248,194
American Electric Power Co., Inc.	15,276	589,348
American Water Works Co., Inc.	5,430	184,783
Aqua America, Inc. (b)	4,311	96,092
Calpine Corp. (a)	11,440	196,882
CenterPoint Energy, Inc.	13,464	265,510
CMS Energy Corp. (b)	7,930	174,460
Consolidated Edison, Inc.	9,184	536,529
Dominion Resources, Inc.	17,991	921,319
DTE Energy Co. (b)	5,372	295,621
Duke Energy Corp. (b)	42,048	883,428
Edison International (b)	10,302	437,938
El Paso Corp.	24,284	717,592
Entergy Corp. (b)	5,561	373,699
Exelon Corp.	26,729	1,048,044
FirstEnergy Corp. (b)	13,220	602,700
Integrys Energy Group, Inc. (b)	2,448	129,720
ITC Holdings Corp. (b)	1,649	126,874
Kinder Morgan Management, LLC (a)	3,031	226,204
Kinder Morgan, Inc. (b)	5,400	208,710
National Fuel Gas Co. (b)	2,569	123,620
NextEra Energy, Inc. (b)	13,348	815,296
NiSource, Inc. (b)	8,789	214,012
Northeast Utilities (b)	5,643	209,468
NRG Energy, Inc. (a)(b)	7,339	115,002
NSTAR (b)	3,273	159,166
NV Energy, Inc.	7,273	117,241
OGE Energy Corp.	3,129	167,401

See accompanying notes to financial statements.

SPDR FTSE/Macquarie Global Infrastructure 100 ETF
SCHEDULE OF INVESTMENTS (continued)
March 31, 2012 (Unaudited)

Security Description	Shares	Value

ONEOK, Inc. (b)	3,304	$269,805
Pepco Holdings, Inc. (b)	7,037	132,929
PG&E Corp. (b)	13,075	567,586
Pinnacle West Capital Corp.	3,400	162,860
PPL Corp. (b)	18,195	514,191
Progress Energy, Inc.	9,245	491,002
Public Service Enterprise Group, Inc.	16,135	493,892
SCANA Corp. (b)	4,062	185,268
Sempra Energy (b)	7,547	452,518
Southern Co. (b)	27,447	1,233,194
Spectra Energy Corp.	20,652	651,571
TECO Energy, Inc. (b)	6,732	118,147
The AES Corp. (a)	24,506	320,293
The Williams Cos., Inc.	18,526	570,786
Wisconsin Energy Corp. (b)	7,314	257,307
WPX Energy, Inc. (a)(b)	6,175	111,212
Xcel Energy, Inc.	15,340	406,050

		17,416,593

TOTAL COMMON STOCKS —
(Cost $50,011,253)		36,323,662

SHORT TERM INVESTMENTS — 16.5%
UNITED STATES — 16.5%
MONEY MARKET FUNDS — 16.5%
State Street Navigator Securities Lending Prime Portfolio (c)(d)	5,957,227	5,957,227
State Street Institutional Liquid Reserves Fund 0.23% (d)(e)	59,301	59,301

TOTAL SHORT TERM INVESTMENTS —
(Cost $6,016,528)		6,016,528

TOTAL INVESTMENTS — 116.0%
(Cost $56,027,781)		42,340,190
OTHER ASSETS & LIABILITIES — (16.0)%		(5,839,521)

NET ASSETS — 100.0%		$36,500,669

(a)	Non-income producing security.
(b)	A portion of the security was on loan at March 31, 2012.
(c)	Investments of cash collateral for securities loaned.
(d)	Affiliated Fund managed by SSgA Funds Management, Inc. (Note 3)
(e)	The rate shown is the annualized seven-day yield at period end.
ADR = American Depositary Receipt
PLC = Public Limited Company

See accompanying notes to financial statements.

SPDR S&P Global Natural Resources ETF
SCHEDULE OF INVESTMENTS
March 31, 2012 (Unaudited)

Security Description	Shares	Value

COMMON STOCKS — 99.4%
AUSTRALIA — 8.1%
BHP Billiton, Ltd.	341,571	$12,246,759
Incitec Pivot, Ltd.	397,113	1,295,876
Newcrest Mining, Ltd.	82,567	2,538,686
Rio Tinto, Ltd.	48,582	3,291,484
Woodside Petroleum, Ltd.	34,493	1,243,866

		20,616,671

BRAZIL — 1.7%
Companhia Siderurgica Nacional SA ADR	101,619	961,316
Gerdau SA ADR	81,844	788,158
Petroleo Brasileiro SA ADR	95,417	2,534,275

		4,283,749

CANADA — 12.6%
Agnico-Eagle Mines, Ltd.	18,298	608,560
Agrium, Inc.	37,222	3,206,205
Barrick Gold Corp.	107,658	4,680,970
Canadian Natural Resources, Ltd.	47,566	1,573,397
Goldcorp, Inc.	87,304	3,927,348
Imperial Oil, Ltd. (a)	36,725	1,665,293
Kinross Gold Corp.	123,259	1,202,437
Potash Corp. of Saskatchewan, Inc.	201,662	9,213,937
Sino-Forest Corp. (a)(b)(c)	48,511	0
Suncor Energy, Inc. (a)	67,236	2,192,427
Teck Resources, Ltd. (Class B)	63,396	2,258,774
Viterra, Inc.	86,193	1,372,085

		31,901,433

CHILE — 1.0%
Sociedad Quimica y Minera de Chile SA ADR	41,651	2,443,664

CHINA — 0.9%
China Agri-Industries Holdings, Ltd.	649,000	427,986
China Coal Energy Co., Ltd	106,000	118,915
China Petroleum & Chemical Corp.	426,000	464,188
China Shenhua Energy Co., Ltd.	89,000	375,419
PetroChina Co., Ltd.	546,000	772,164
Yanzhou Coal Mining Co., Ltd.	48,000	104,111

		2,262,783

EGYPT — 2.1%
Vale SA ADR	227,060	5,297,310

FINLAND — 1.1%
Stora Enso Oyj	145,291	1,077,706
UPM-Kymmene Oyj (a)	124,594	1,694,061

		2,771,767

FRANCE — 2.0%
Total SA	102,462	5,217,795

GERMANY — 2.1%
K+S AG	45,804	2,392,614
Suedzucker AG	44,642	1,419,363
ThyssenKrupp AG (a)	57,319	1,424,731

		5,236,708

HONG KONG — 0.9%
CNOOC, Ltd.	1,145,000	2,353,709

INDIA — 0.5%
Reliance Industries, Ltd. GDR (d)	42,380	1,235,377

ITALY — 1.6%
ENI SpA	174,242	4,081,549

JAPAN — 1.9%
JFE Holdings, Inc. (a)	67,300	1,454,030
Nippon Steel Corp. (a)	743,000	2,049,468
OJI Paper Co., Ltd. (a)	250,000	1,215,141

		4,718,639

LUXEMBOURG — 1.3%
ArcelorMittal	176,539	3,368,939

NETHERLANDS — 2.5%
Nutreco NV	8,348	599,430
Royal Dutch Shell PLC (Class A)	161,606	5,637,929

		6,237,359

NORWAY — 2.7%
StatoilHydro ASA	136,354	3,695,677
Yara International ASA	65,494	3,118,516

		6,814,193

PERU — 1.0%
Compania de Minas Buenaventura SA ADR	19,010	766,293
Southern Copper Corp. (a)	57,986	1,838,736

		2,605,029

RUSSIA — 5.9%
Gazprom OAO ADR (e)	292,060	3,563,132
Gazprom OAO ADR (e)	14,485	179,180
Lukoil OAO ADR	22,531	1,357,206
MMC Norilsk Nickel OJSC ADR	135,698	2,483,273
Novolipetsk Steel OJSC GDR	42,466	882,444
Rosneft Oil Co. GDR	276,727	1,959,227
Surgutneftegas OJSC ADR	89,355	873,892
Surgutneftegas OJSC ADR	2,632	25,846
Uralkali OJSC GDR	99,714	3,760,215

		15,084,415

SINGAPORE — 3.3%
Golden Agri-Resources, Ltd.	2,898,000	1,809,306
Wilmar International, Ltd. (a)	1,706,000	6,648,427

		8,457,733

SOUTH AFRICA — 0.6%
AngloGold Ashanti, Ltd. ADR (a)	25,805	952,721
Gold Fields, Ltd. ADR (a)	49,147	683,143

		1,635,864

SOUTH KOREA — 1.2%
POSCO ADR	36,638	3,066,601

SPAIN — 0.5%
Repsol YPF SA	53,324	1,335,727

SWEDEN — 1.0%
Svenska Cellulosa AB (Class B)	142,737	2,465,230

SWITZERLAND — 3.0%
Syngenta AG (c)	22,018	7,602,830

UNITED KINGDOM — 9.1%
Anglo American PLC	147,146	5,494,347

See accompanying notes to financial statements.

SPDR S&P Global Natural Resources ETF
SCHEDULE OF INVESTMENTS (continued)
March 31, 2012 (Unaudited)

Security Description	Shares	Value

Antofagasta PLC	109,930	$2,023,381
BG Group PLC	146,689	3,393,712
BP PLC	843,702	6,235,291
Lonmin PLC	21,362	348,820
Xstrata PLC	327,486	5,588,213

		23,083,764

UNITED STATES — 30.8%
Alcoa, Inc. (a)	117,238	1,174,725
Apache Corp.	16,716	1,678,955
Archer-Daniels-Midland Co.	157,189	4,976,604
Bunge, Ltd. (a)	34,480	2,359,811
CF Industries Holdings, Inc.	15,310	2,796,372
Chevron Corp.	87,541	9,387,897
ConocoPhillips (a)	57,679	4,384,181
CONSOL Energy, Inc. (a)	10,054	342,841
Exxon Mobil Corp. (a)	152,221	13,202,127
Freeport-McMoRan Copper & Gold, Inc.	103,727	3,945,775
International Paper Co.	104,207	3,657,666
MeadWestvaco Corp. (a)	40,594	1,282,364
Monsanto Co.	126,211	10,066,589
Newmont Mining Corp.	53,234	2,729,307
Nucor Corp. (a)	35,450	1,522,578
Occidental Petroleum Corp.	35,976	3,425,994
Peabody Energy Corp.	12,277	355,542
Plum Creek Timber Co., Inc. (a)	38,762	1,610,949
Rayonier, Inc. (a)	29,184	1,286,723
The Mosaic Co.	97,461	5,388,619
Weyerhaeuser Co. (a)	127,859	2,802,669

		78,378,288

TOTAL COMMON STOCKS —
(Cost $272,573,463)		252,557,126

SHORT TERM INVESTMENTS — 9.1%
UNITED STATES — 9.1%
MONEY MARKET FUNDS — 9.1%
State Street Navigator Securities Lending Prime Portfolio (f)(g)	22,569,168	22,569,168
State Street Institutional Liquid Reserves Fund 0.23% (g)(h)	404,289	404,289

TOTAL SHORT TERM INVESTMENTS —
(Cost $22,973,457)		22,973,457

TOTAL INVESTMENTS — 108.5%
(Cost $295,546,920)		275,530,583
OTHER ASSETS & LIABILITIES — (8.5)%		(21,510,302)

NET ASSETS — 100.0%		$254,020,281

(a)	A portion of the security was on loan at March 31, 2012.
(b)	Security is valued at fair value as determined in good faith by the Trust’s Pricing and Investment Committee in accordance with procedures approved by the Board of Trustees. Security value is determined based on Level 3 inputs. (Note 2)
(c)	Non-income producing security.
(d)	Security purchased pursuant to Rule 144A of the Securities Act of 1933. This security, which represents 0.5% of net assets as of March 31, 2012, is considered liquid and may be resold in transactions exempt from registration, normally to qualified institutional buyers.
(e)	Reflects separate holdings of the issuer’s common stock traded on different securities exchanges.
(f)	Investments of cash collateral for securities loaned.
(g)	Affiliated Fund managed by SSgA Funds Management, Inc. (Note 3)
(h)	The rate shown is the annualized seven-day yield at period end.
ADR = American Depositary Receipt
GDR = Global Depositary Receipt
PLC = Public Limited Company

See accompanying notes to financial statements.

SPDR MSCI ACWI ex-US ETF
SCHEDULE OF INVESTMENTS
March 31, 2012 (Unaudited)

Security Description	Shares	Value

COMMON STOCKS — 99.4%
AUSTRALIA — 5.9%
Alumina, Ltd.	265,446	$339,611
Amcor, Ltd.	124,279	957,876
AMP, Ltd.	82,979	371,356
Australia & New Zealand Banking Group, Ltd.	50,926	1,227,122
BHP Billiton, Ltd.	119,443	4,282,535
BlueScope Steel, Ltd. (a)(b)	205,066	83,913
Boral, Ltd. (a)	169,482	707,566
Brambles, Ltd.	62,176	457,319
CFS Retail Property Trust	198,466	368,025
Coca-Cola Amatil, Ltd.	86,314	1,115,029
Commonwealth Bank of Australia (a)	43,052	2,234,445
CSL, Ltd.	24,298	903,405
Fortescue Metals Group, Ltd. (a)	72,746	437,848
Iluka Resources, Ltd. (a)	14,574	268,592
Insurance Australia Group, Ltd.	91,172	321,129
Lend Lease Group	78,164	604,875
Lynas Corp., Ltd. (a)(b)	189,192	214,613
Macquarie Group, Ltd.	23,351	703,458
National Australia Bank, Ltd. (a)	50,353	1,283,214
Newcrest Mining, Ltd.	21,058	647,470
Origin Energy, Ltd.	69,202	957,059
OZ Minerals, Ltd.	37,204	376,165
Qantas Airways, Ltd. (b)	212,330	392,634
QBE Insurance Group, Ltd.	31,117	456,779
Rio Tinto, Ltd. (a)	10,950	741,875
Santos, Ltd.	61,001	899,882
Sonic Healthcare, Ltd. (a)	31,181	404,420
Suncorp Group, Ltd.	83,165	723,700
Toll Holdings, Ltd. (a)	88,896	540,579
Transurban Group	76,506	443,836
Wesfarmers, Ltd. (c)	772	24,009
Wesfarmers, Ltd. (c)	15,604	499,497
Westfield Group	50,875	465,376
Westpac Banking Corp. (a)	62,427	1,415,653
Woodside Petroleum, Ltd.	22,620	815,709
Woolworths, Ltd.	40,953	1,102,208

		27,788,782

AUSTRIA — 0.3%
Erste Group Bank AG	16,867	388,364
OMV AG	8,548	303,367
Raiffeisen International Bank-Holding AG (a)	11,392	402,024
Telekom Austria AG	17,466	203,102

		1,296,857

BELGIUM — 0.6%
Ageas	135,058	296,404
Ageas VVPR Strip (b)	5,332	7
Anheuser-Busch InBev NV	18,424	1,344,040
Anheuser-Busch InBev NV — VVPR Strip (b)	8,694	35
Delhaize Group	3,861	202,840
KBC Groep NV	11,068	277,245
Solvay SA	3,419	404,177
UCB SA	5,739	247,239

		2,771,987

BRAZIL — 3.3%
Banco Bradesco SA Preference Shares ADR (a)	76,955	1,346,712
Companhia de Bebidas das Americas Preference Shares ADR (a)	44,790	1,850,723
Companhia Energetica de Minas Gerais ADR	57,782	1,374,056
Companhia Siderurgica Nacional SA ADR	53,995	510,793
Gerdau SA ADR	80,477	774,994
Itau Unibanco Holding SA Preference Shares ADR	111,538	2,140,414
OGX Petroleo e Gas Participacoes SA ADR (a)(b)	38,792	327,017
PDG Realty SA Empreendimentos e Participacoes ADR	28,311	200,725
Petroleo Brasileiro SA Preference Shares ADR	139,733	3,571,575
Tele Norte Leste Participacoes SA ADR	53,160	603,366
Tim Participacoes SA ADR	8,775	283,081
Vale SA Preference Shares ADR (a)	120,258	2,728,654

		15,712,110

CANADA — 8.0%
Agnico-Eagle Mines, Ltd.	3,859	128,344
Agrium, Inc.	6,334	545,594
Bank of Montreal	20,874	1,238,509
Bank of Nova Scotia (a)	32,094	1,794,400
Barrick Gold Corp. (a)	33,745	1,463,651
Brookfield Asset Management, Inc. (Class A)	21,344	672,065
Brookfield Office Properties, Inc. (a)	35,705	619,823
Cameco Corp. (a)	14,293	306,182
Canadian Imperial Bank of Commerce	12,934	986,631
Canadian National Railway Co.	18,573	1,473,092
Canadian Natural Resources, Ltd.	38,646	1,278,340
Canadian Pacific Railway, Ltd. (a)	8,531	646,237
Canadian Tire Corp., Ltd. (Class A)	6,336	408,643
Cenovus Energy, Inc.	26,785	962,111
Eldorado Gold Corp.	12,199	167,218
Enbridge, Inc.	34,865	1,351,413
EnCana Corp. (a)	27,871	546,293
Enerplus Corp. (a)	11,213	250,636
First Quantum Minerals, Ltd.	13,003	247,453
Gildan Activewear, Inc. (a)	14,946	410,494
Goldcorp, Inc.	26,042	1,171,493
Husky Energy, Inc. (a)	14,444	366,790
IAMGOLD Corp.	10,614	141,032
IGM Financial, Inc. (a)	12,057	560,356
Imperial Oil, Ltd. (a)	16,206	734,860
Kinross Gold Corp.	32,114	313,284
Loblaw Cos., Ltd. (a)	11,514	391,922
Manulife Financial Corp. (a)	50,780	686,415
National Bank of Canada (a)	11,000	873,550
New Gold, Inc. (b)	18,134	178,718
Nexen, Inc.	13,992	256,055

See accompanying notes to financial statements.

SPDR MSCI ACWI ex-US ETF
SCHEDULE OF INVESTMENTS (continued)
March 31, 2012 (Unaudited)

Security Description	Shares	Value

Onex Corp.	19,426	$713,521
Penn West Petroleum, Ltd. (a)	15,364	299,609
Potash Corp. of Saskatchewan, Inc.	33,708	1,535,907
Research In Motion, Ltd. (b)	17,637	258,171
Rogers Communications, Inc. (Class B) (a)	17,201	681,534
Royal Bank of Canada (a)	41,376	2,393,263
Shaw Communications, Inc. (Class B) (a)	18,434	389,356
Shoppers Drug Mart Corp. (a)	11,588	507,834
Silver Wheaton Corp. (a)	8,095	267,930
SNC-Lavalin Group, Inc. (a)	15,184	606,631
Sun Life Financial, Inc. (a)	20,507	485,668
Suncor Energy, Inc.	40,995	1,336,762
Talisman Energy, Inc.	45,144	566,417
Teck Resources, Ltd. (Class B) (a)	24,905	887,355
TELUS Corp. (a)	9,342	530,450
The Toronto-Dominion Bank (a)	25,081	2,124,526
Thomson Reuters Corp. (a)	20,248	584,274
TMX Group, Inc.	9,197	412,252
TransAlta Corp. (a)	22,029	412,169
TransCanada Corp. (a)	20,959	898,168
Valeant Pharmaceuticals International, Inc. (b)	6,615	354,031
Yamana Gold, Inc. (a)	14,589	227,130

		37,644,562

CHILE — 0.4%
Empresa Nacional de Electricidad SA ADR	18,471	997,064
Enersis SA ADR	36,499	736,915
Sociedad Quimica y Minera de Chile SA ADR	4,225	247,881

		1,981,860

CHINA — 2.5%
Agricultural Bank of China, Ltd. (a)	716,000	307,094
Bank of China, Ltd.	2,426,436	978,200
Bank of Communications Co., Ltd. (a)	502,710	380,076
China Construction Bank Corp.	1,848,720	1,428,686
China COSCO Holdings Co., Ltd. (a)	363,863	230,109
China Life Insurance Co., Ltd. (a)	296,000	768,212
China Merchants Bank Co., Ltd. (a)	182,500	373,274
China Petroleum & Chemical Corp.	758,000	825,951
China Shenhua Energy Co., Ltd.	72,500	305,818
China Telecom Corp., Ltd.	870,000	481,839
Hengan International Group Co., Ltd.	36,000	363,988
Huaneng Power International, Inc. (a)	600,000	326,121
Industrial & Commercial Bank of China (a)	2,036,045	1,313,831
PetroChina Co., Ltd.	756,000	1,069,150
PICC Property & Casualty Co., Ltd.	156,400	186,133
Ping An Insurance Group Co. of China, Ltd. (a)	74,000	559,480
Tencent Holdings, Ltd.	30,600	853,678
Tingyi Cayman Islands Holding Corp. (a)	144,000	416,383
Wumart Stores, Inc. (a)	69,000	151,793
Yanzhou Coal Mining Co., Ltd. (a)	144,000	312,334
Zijin Mining Group Co., Ltd. (a)	738,000	292,767

		11,924,917

COLOMBIA — 0.0% (d)
BanColombia SA ADR	3,593	232,323

DENMARK — 0.8%
A P Moller — Maersk A/S	74	570,642
Danske Bank A/S (b)	24,983	422,603
DSV A/S (a)	19,203	434,827
Novo Nordisk A/S (Class B) (a)	17,916	2,477,398
Vestas Wind Systems A/S (a)(b)	7,979	80,839

		3,986,309

EGYPT — 0.1%
Vale SA ADR	17,977	419,404

FINLAND — 0.9%
Elisa Oyj	12,274	293,725
Fortum Oyj (a)	18,300	443,536
Kesko Oyj (Class B)	7,375	238,952
Kone Oyj (Class B)	13,535	752,886
Metso Oyj (a)	9,698	413,920
Neste Oil Oyj (a)	11,747	144,467
Nokia Oyj	78,083	424,459
Outokumpu Oyj (a)(b)	21,354	44,732
Sampo Oyj (Class A)	19,545	564,028
Stora Enso Oyj	49,826	369,588
UPM-Kymmene Oyj (a)	31,444	427,533
Wartsila Oyj (a)	8,836	332,768
YIT Oyj	1	21

		4,450,615

FRANCE — 6.0%
Accor SA	8,817	314,323
Air France-KLM (a)(b)	22,601	128,216
Air Liquide SA	10,093	1,343,547
Alcatel-Lucent (a)(b)	176,766	401,356
Alstom SA	7,864	306,425
AXA SA	49,977	827,271
BNP Paribas	30,584	1,448,924
Bouygues SA	8,391	256,226
Cap Gemini SA	5,794	258,945
Carrefour SA	20,884	499,907
Credit Agricole SA	28,103	174,399
Danone	19,209	1,337,866
Essilor International SA	12,200	1,085,769
France Telecom SA	63,599	940,535
GDF Suez	36,208	933,986
L’Oreal SA	9,796	1,206,563
Lagardere SCA	6,690	206,067
LVMH Moet Hennessy Louis Vuitton SA	8,003	1,373,231
Neopost SA (a)	3,491	224,173
Pernod — Ricard SA	6,855	715,698
Peugeot SA (a)	23,323	375,040
PPR	5,067	870,456
Publicis Groupe SA	8,785	483,577
Renault SA	15,641	823,271
Sanofi	34,319	2,661,263
Schneider Electric SA	17,398	1,135,045
Societe Generale	20,993	614,062

See accompanying notes to financial statements.

SPDR MSCI ACWI ex-US ETF
SCHEDULE OF INVESTMENTS (continued)
March 31, 2012 (Unaudited)

Security Description	Shares	Value

Sodexo	5,214	$427,441
Technip SA	5,430	638,726
Total SA	70,744	3,602,582
Unibail-Rodamco SE	2,389	477,055
Vallourec SA	3,594	227,341
Veolia Environnement SA	13,039	215,922
Vinci SA	17,529	912,726
Vivendi SA	42,601	780,629

		28,228,563

GERMANY — 5.6%
Adidas AG	11,520	898,073
Allianz SE	15,144	1,804,365
BASF SE	31,677	2,766,865
Bayer AG	24,745	1,737,936
Commerzbank AG (b)	119,717	302,433
Daimler AG (a)	31,075	1,870,906
Deutsche Bank AG	27,144	1,348,488
Deutsche Boerse AG	8,933	600,514
Deutsche Lufthansa AG	13,734	191,949
Deutsche Post AG	36,666	704,834
Deutsche Telekom AG	101,591	1,221,251
E.ON AG	62,040	1,483,831
Fresenius Medical Care AG & Co. KGaA	10,318	730,169
Linde AG	4,828	865,082
MAN SE	5,359	712,445
Merck KGaA	3,792	419,033
Metro AG	6,764	261,131
Muenchener Rueckversicherungs- Gesellschaft AG	7,664	1,153,805
RWE AG	18,090	862,558
Salzgitter AG	2,240	122,587
SAP AG	32,172	2,243,283
Siemens AG	28,363	2,855,110
ThyssenKrupp AG (a)	13,450	334,316
TUI AG (a)(b)	37,198	276,265
Volkswagen AG	4,389	706,640

		26,473,869

GREECE — 0.0% (d)
Hellenic Telecommunications Organization SA ADR (a)	1,380	2,967
National Bank of Greece SA ADR (a)(b)	42,752	114,148

		117,115

HONG KONG — 3.7%
AIA Group, Ltd.	163,800	600,220
Bank of East Asia, Ltd. (a)	255,886	962,374
Belle International Holdings, Ltd. (a)	216,000	387,821
Cheung Kong Holdings, Ltd.	74,000	955,976
China Mengniu Dairy Co., Ltd.	71,000	208,043
China Merchants Holdings International Co., Ltd. (a)	145,508	487,276
China Mobile, Ltd.	225,500	2,481,836
China Overseas Land & Investment, Ltd. (a)	150,000	285,162
China Resources Enterprise, Ltd.	146,000	509,608
China Unicom (Hong Kong), Ltd. (a)	290,000	491,551
Citic Pacific, Ltd. (a)	150,000	252,705
CNOOC, Ltd.	678,217	1,394,171
COSCO Pacific, Ltd.	286,594	432,623
Esprit Holdings, Ltd.	4	8
Hang Lung Properties, Ltd.	150,000	549,652
Henderson Land Development Co., Ltd.	74,684	412,186
Hong Kong & China Gas Co., Ltd.	447,118	1,146,013
Hong Kong Exchanges and Clearing, Ltd. (a)	60,506	1,017,006
Hutchison Whampoa, Ltd.	74,000	739,619
Li & Fung, Ltd. (a)	300,000	688,563
New World Development Co., Ltd.	449,225	539,834
Sands China, Ltd.	85,200	333,052
Shangri-La Asia, Ltd.	142,333	311,285
Sun Hung Kai Properties, Ltd.	75,698	940,863
Swire Pacific, Ltd.	74,000	829,688
The Link REIT	185,906	691,999

		17,649,134

HUNGARY — 0.2%
MOL Hungarian Oil and Gas NyRt (a)(b)	4,615	383,402
Richter Gedeon NyRt	2,464	421,310

		804,712

INDIA — 1.6%
Axis Bank Ltd, GDR (a)	10,414	233,274
Dr. Reddy’s Laboratories, Ltd. ADR (a)	28,785	994,810
HDFC Bank, Ltd. ADR (a)	45,503	1,551,652
ICICI Bank, Ltd. ADR	33,485	1,167,622
Infosys Technologies, Ltd. ADR (a)	21,267	1,212,857
Mahindra & Mahindra, Ltd. GDR	12,990	178,612
Reliance Industries, Ltd. GDR (e)	37,865	1,103,765
Tata Motors, Ltd. ADR	40,022	1,079,393

		7,521,985

INDONESIA — 0.8%
Astra Agro Lestari Tbk PT	105,000	268,127
Astra International Tbk PT	146,500	1,184,785
Bank Central Asia Tbk PT	246,500	215,660
Bank Mandiri Tbk PT	302,000	226,236
Bank Rakyat Indonesia Persero Tbk PT	1,350,100	1,026,159
Bumi Resources Tbk PT	934,500	240,166
Charoen Pokphand Indonesia Tbk PT	772,500	232,324
Gudang Garam Tbk PT	34,000	204,692
Telekomunikasi Indonesia Tbk PT	411,000	314,632

		3,912,781

IRELAND — 0.3%
CRH PLC	8,468	172,536
Elan Corp. PLC (b)	39,102	571,492
James Hardie Industries SE	92,274	734,140

		1,478,168

ISRAEL — 0.5%
Bank Hapoalim BM	145,471	534,335
Bank Leumi Le-Israel BM	132,830	418,407

See accompanying notes to financial statements.

SPDR MSCI ACWI ex-US ETF
SCHEDULE OF INVESTMENTS (continued)
March 31, 2012 (Unaudited)

Security Description	Shares	Value

Teva Pharmaceutical Industries, Ltd. ADR	33,661	$1,516,765

		2,469,507

ITALY — 1.5%
Assicurazioni Generali SpA	34,789	539,264
Atlantia SpA	23,938	396,884
Banca Monte dei Paschi di Siena SpA (a)	219,904	92,569
Enel SpA	198,652	717,446
ENI SpA	69,337	1,624,191
Fiat Industrial SpA (b)	25,078	267,171
Fiat SpA (a)	53,896	316,377
Finmeccanica SpA (a)	16,507	89,248
Intesa Sanpaolo SpA	358,356	641,387
Mediaset SpA	42,149	116,076
Mediobanca SpA	23,800	139,582
Pirelli & C. SpA	30,869	366,685
Saipem SpA	15,017	774,528
Telecom Italia SpA	490,153	581,915
UBI Banca ScPA	35,019	148,205
UniCredit SpA	21,214	106,110

		6,917,638

JAPAN — 14.6%
Aeon Co., Ltd. (a)	22,000	290,856
Aisin Seiki Co., Ltd.	14,700	519,086
Asahi Breweries, Ltd.	22,400	498,927
Asahi Glass Co., Ltd.	73,000	622,711
Asahi Kasei Corp. (a)	75,000	465,703
Astellas Pharma, Inc. (a)	22,700	937,846
Bridgestone Corp.	22,400	546,016
Canon, Inc.	30,200	1,434,862
Central Japan Railway Co. (a)	75	621,544
Chubu Electric Power Co., Inc. (a)	29,800	540,995
Chuo Mitsui Trust Holdings, Inc.	71,000	227,766
Credit Saison Co., Ltd. (a)	21,700	441,673
Daiichi Sankyo Co., Ltd. (a)	29,900	547,897
Daikin Industries, Ltd. (a)	22,100	605,034
Daiwa Securities Group, Inc. (a)	73,000	290,066
DeNA Co., Ltd. (a)	7,700	214,546
Denso Corp.	15,000	503,980
East Japan Railway Co. (a)	15,100	955,963
Eisai Co., Ltd. (a)	7,500	299,836
Electric Power Development Co., Ltd. (a)	7,500	204,508
FANUC Corp. (a)	7,500	1,337,870
FUJIFILM Holdings Corp. (a)	22,100	521,248
Fujitsu, Ltd. (a)	75,000	397,351
Furukawa Electric Co., Ltd.	75,000	200,498
Hitachi, Ltd. (a)	152,000	980,764
Hokuhoku Financial Group, Inc. (a)	150,000	287,988
Honda Motor Co., Ltd. (a)	52,700	2,013,992
Hoya Corp. (a)	15,000	338,842
Inpex Corp.	72	489,070
ITOCHU Corp.	75,800	831,732
Japan Real Estate Investment Corp.	73	646,661
Japan Retail Fund Investment Corp.	300	448,022
Japan Tobacco, Inc. (a)	146	826,733
JFE Holdings, Inc. (a)	22,100	477,475
JS Group Corp.	14,700	309,558
JSR Corp. (a)	15,000	303,664
JX Holdings, Inc.	131,508	819,778
Kajima Corp. (a)	75,000	229,662
Kamigumi Co., Ltd.	73,000	607,631
KDDI Corp. (a)	75	488,487
Keikyu Corp. (a)	74,423	654,745
Kintetsu Corp. (a)	149,000	570,326
Kobe Steel, Ltd. (a)	150,000	244,243
Komatsu, Ltd.	37,800	1,083,543
Konica Minolta Holdings, Inc. (a)	37,500	329,455
Kubota Corp. (a)	74,000	714,867
Kyocera Corp. (a)	7,300	672,386
Makita Corp. (a)	7,300	294,502
Marubeni Corp. (a)	72,000	522,316
Marui Group Co., Ltd. (a)	44,900	376,463
Mitsubishi Chemical Holdings Corp.	75,000	402,819
Mitsubishi Corp. (a)	52,900	1,234,194
Mitsubishi Electric Corp.	73,000	649,323
Mitsubishi Estate Co., Ltd.	75,618	1,356,245
Mitsubishi Heavy Industries, Ltd.	149,000	726,034
Mitsubishi UFJ Financial Group, Inc. (a)	309,000	1,546,971
Mitsui & Co., Ltd. (a)	75,500	1,244,954
Mitsui Chemicals, Inc. (a)	75,000	228,750
Mizuho Financial Group, Inc. (a)	409,400	671,596
MS&AD Insurance Group Holdings, Inc. (a)	21,700	448,002
Murata Manufacturing Co., Ltd. (a)	7,500	447,020
NEC Corp. (a)(b)	70,000	147,154
Nidec Corp. (a)	7,300	668,838
Nippon Steel Corp. (a)	221,000	609,600
Nippon Telegraph & Telephone Corp.	14,900	679,865
Nippon Yusen KK (a)	75,000	236,952
Nissan Motor Co., Ltd.	76,400	817,892
Nitto Denko Corp. (a)	7,100	287,727
NKSJ Holdings, Inc. (a)	22,300	501,306
Nomura Holdings, Inc.	81,700	363,354
NTT Data Corp. (a)	75	265,113
NTT DoCoMo, Inc. (a)	605	1,010,110
Obayashi Corp. (a)	75,000	328,999
ORIX Corp. (a)	8,110	778,528
Osaka Gas Co., Ltd. (a)	149,000	601,106
Panasonic Corp. (a)	72,800	673,198
Resona Holdings, Inc. (a)	22,400	103,705
Rohm Co., Ltd.	7,300	362,361
Secom Co., Ltd. (a)	7,500	369,099
Seven & I Holdings Co., Ltd.	30,300	905,005
Sharp Corp. (a)	73,000	535,780
Shin-Etsu Chemical Co., Ltd.	14,900	865,448
Softbank Corp. (a)	29,300	871,221
Sony Corp. (a)	37,100	768,193
Sumitomo Chemical Co., Ltd. (a)	75,000	320,797
Sumitomo Corp. (a)	37,400	543,537
Sumitomo Electric Industries, Ltd.	29,900	411,650
Sumitomo Metal Industries, Ltd.	150,000	304,393
Sumitomo Mitsui Financial Group, Inc. (a)	22,400	741,178
T&D Holdings, Inc. (a)	14,700	171,302

See accompanying notes to financial statements.

SPDR MSCI ACWI ex-US ETF
SCHEDULE OF INVESTMENTS (continued)
March 31, 2012 (Unaudited)

Security Description	Shares	Value

Takeda Pharmaceutical Co., Ltd. (a)	30,200	$1,337,615
TDK Corp. (a)	7,500	427,426
Teijin, Ltd.	149,000	503,336
Terumo Corp. (a)	14,900	716,076
The Bank of Yokohama, Ltd.	75,000	377,301
The Chiba Bank, Ltd. (a)	75,000	481,196
The Joyo Bank, Ltd. (a)	75,000	345,404
The Kansai Electric Power Co., Inc. (a)	36,900	574,832
The Shizuoka Bank, Ltd. (a)	73,000	755,769
The Tokyo Electric Power Co., Inc. (a)(b)	52,200	131,935
Tohoku Electric Power Co., Inc. (a)(b)	15,100	173,211
Tokio Marine Holdings, Inc. (a)	22,400	618,147
Tokyo Electron, Ltd.	7,500	431,527
Tokyo Gas Co., Ltd. (a)	149,000	706,118
Tokyu Corp. (a)	75,000	358,163
Toppan Printing Co., Ltd. (a)	75,000	588,736
Toray Industries, Inc. (a)	75,000	559,572
Toshiba Corp. (a)	75,000	331,733
Toyota Motor Corp. (a)	90,100	3,908,585
Toyota Tsusho Corp.	21,800	446,358
West Japan Railway Co. (a)	14,900	602,011
Yahoo! Japan Corp. (a)	972	316,303
Yamada Denki Co., Ltd. (a)	4,410	277,048
Yamaha Corp. (a)	29,000	302,351
Yamaha Motor Co., Ltd. (a)	29,900	402,930

		68,662,689

LUXEMBOURG — 0.1%
ArcelorMittal	24,547	468,437

MEXICO — 1.1%
America Movil SAB de CV	1,306,687	1,624,880
Cemex SAB de CV (a)(b)	520,657	400,740
Fomento Economico Mexicano SAB de CV	69,970	575,305
Grupo Elektra SA de CV	2,773	260,994
Grupo Financiero Banorte SAB de CV	155,941	693,612
Grupo Mexico SAB de CV	87,532	275,773
Grupo Modelo SAB de CV	88,954	619,459
Grupo Televisa SA de CV (Series CPO)	136,754	577,846
Industrias Penoles SA de CV	5,115	247,718

		5,276,327

NETHERLANDS — 2.9%
Akzo Nobel NV	11,465	675,912
ASML Holding NV	17,946	895,723
European Aeronautic Defence and Space Co. NV (a)	17,596	719,498
Heineken NV	9,500	527,237
ING Groep NV (b)	91,901	764,536
Koninklijke (Royal) KPN NV	71,603	786,477
Koninklijke Ahold NV	48,761	674,675
Koninklijke DSM NV	9,962	575,562
Koninklijke Philips Electronics NV	43,713	884,831
Reed Elsevier NV	37,113	473,278
Royal Dutch Shell PLC (Class A)	110,100	3,841,045
SBM Offshore NV	14,133	288,431
TNT Express NV	19,576	241,402
Unilever NV	61,811	2,100,234
Wolters Kluwer NV	18,092	342,122

		13,790,963

NORWAY — 0.7%
DnB NOR ASA	60,118	771,494
Norsk Hydro ASA	90,907	494,215
StatoilHydro ASA	34,944	947,106
Telenor ASA	29,009	537,048
Yara International ASA	7,436	354,067

		3,103,930

PERU — 0.1%
Cia de Minas Buenaventura SA ADR	5,230	210,821
Credicorp, Ltd.	2,161	284,863

		495,684

PHILIPPINES — 0.1%
Philippine Long Distance Telephone Co. ADR	4,299	267,355

POLAND — 0.1%
Telekomunikacja Polska SA GDR	57,617	315,724

PORTUGAL — 0.1%
Portugal Telecom SGPS SA (a)	56,097	304,719

RUSSIA — 1.6%
Federal Hydrogenerating Co. JSC ADR	51,995	190,613
Gazprom OAO ADR (c)	7,300	90,301
Gazprom OAO ADR (c)	171,134	2,087,835
Lukoil OAO ADR	21,635	1,315,408
Mechel OAO ADR (a)	35,859	322,014
MMC Norilsk Nickel OJSC ADR	11,406	208,730
Mobile TeleSystems ADR	34,982	641,570
Sberbank of Russia ADR (b)(c)	42,766	572,637
Sberbank of Russia ADR (c)	5,974	76,706
Surgutneftegas OJSC ADR Preference Shares	49,160	348,053
Tatneft ADR	28,990	1,182,792
Uralkali OJSC GDR (a)	7,369	277,885

		7,314,544

SINGAPORE — 1.3%
CapitaLand, Ltd. (a)	149,000	369,730
DBS Group Holdings, Ltd.	75,254	848,691
Fraser and Neave, Ltd.	146,000	777,985
Singapore Exchange, Ltd. (a)	152,000	838,971
Singapore Press Holdings, Ltd. (a)	224,000	698,358
Singapore Telecommunications, Ltd. (c)	513,000	1,285,203
Singapore Telecommunications, Ltd. (c)	15,000	37,340
United Overseas Bank, Ltd.	76,014	1,109,363

		5,965,641

SOUTH AFRICA — 1.5%
Anglo Platinum, Ltd. (a)	5,894	410,108
AngloGold Ashanti, Ltd. (a)	15,567	572,818
Discovery Holdings, Ltd.	1	7
FirstRand, Ltd.	146,369	452,006
Gold Fields, Ltd.	35,457	485,108
Harmony Gold Mining Co., Ltd. (a)	30,940	336,187

See accompanying notes to financial statements.

SPDR MSCI ACWI ex-US ETF
SCHEDULE OF INVESTMENTS (continued)
March 31, 2012 (Unaudited)

Security Description	Shares	Value

Impala Platinum Holdings, Ltd.	22,467	$442,341
MTN Group, Ltd.	53,181	935,625
Naspers, Ltd.	15,394	864,522
Sanlam, Ltd.	143,958	622,385
Sasol, Ltd.	21,915	1,057,978
Standard Bank Group, Ltd.	46,993	681,882

		6,860,967

SOUTH KOREA — 4.0%
Celltrion, Inc.	5,359	174,763
CJ CheilJedang Corp.	799	236,939
E-Mart Co., Ltd.	908	200,344
Hana Financial Group, Inc.	17,465	658,184
Honam Petrochemical Corp.	1,027	305,005
Hynix Semiconductor, Inc. (b)	11,630	300,232
Hyundai Department Store Co., Ltd.	1,544	237,109
Hyundai Development Co.	11,384	249,673
Hyundai Heavy Industries Co., Ltd	2,318	657,726
Hyundai Hysco Co., Ltd.	5,680	201,022
Hyundai Mobis	3,408	861,738
Hyundai Motor Co.	5,129	1,054,726
KB Financial Group, Inc.	17,313	631,828
Kia Motors Corp.	16,561	1,083,068
Korea Electric Power Corp. ADR (b)	21,112	205,420
Korea Zinc Co., Ltd.	993	343,109
KT Corp. ADR	15,180	207,814
KT&G Corp.	5,662	401,769
LG Chem, Ltd. Preference Shares	4,696	480,770
LG Electronics, Inc.	6,593	481,797
LG Household & Health Care, Ltd.	454	238,410
NCSoft Corp.	800	211,465
NHN Corp.	1,971	452,284
POSCO ADR	10,991	919,947
Samsung C&T Corp.	10,795	756,474
Samsung Electronics Co., Ltd. GDR	7,559	4,274,614
Samsung Engineering Co., Ltd.	1,203	256,940
Samsung Fire & Marine Insurance Co., Ltd. (b)	2,307	435,725
Samsung Heavy Industries Co., Ltd.	17,210	573,388
Samsung Securities Co., Ltd. (b)	6,979	349,859
Shinhan Financial Group Co., Ltd.	13,721	529,803
SK Holdings Co., Ltd.	2,730	355,390
SK Innovation Co., Ltd.	3,496	510,646
SK Telecom Co., Ltd. ADR	17,466	242,952

		19,080,933

SPAIN — 2.0%
Abertis Infraestructuras SA	27,313	464,298
Acciona SA	2,903	202,420
Acerinox SA (a)	25,963	333,198
ACS, Actividades de Construccion y Servicios SA (a)	12,720	325,064
Banco Bilbao Vizcaya Argentaria SA	86,568	687,891
Banco Popular Espanol SA (a)	71,985	257,870
Banco Santander SA	231,437	1,778,341
Ferrovial SA	40,026	459,362
Gas Natural SDG SA	12,487	199,215
Iberdrola SA (a)	139,907	793,139
Indra Sistemas SA (a)	31,777	388,812
Industria de Diseno Textil SA	7,117	680,689
Mapfre SA (a)	85,361	274,412
Repsol YPF SA	33,143	830,208
Telefonica SA	115,024	1,881,785

		9,556,704

SWEDEN — 2.2%
Assa Abloy AB (Class B)	19,572	612,939
Atlas Copco AB (Class B)	45,043	968,017
Hennes & Mauritz AB (Class B)	32,579	1,175,433
Husqvarna AB (Class B) (a)	90,800	546,140
Nordea Bank AB (a)	112,715	1,021,771
Sandvik AB	40,334	580,511
Securitas AB (Class B)	24,328	233,918
Skandinaviska Enskilda Banken AB (Class A) (a)	43,519	308,257
Skanska AB (Class B)	24,251	419,208
SKF AB (Class B)	23,576	573,824
Svenska Handelsbanken AB (Class A) (a)	20,732	658,952
Tele2 AB (Class B)	30,197	614,375
Telefonaktiebolaget LM Ericsson (Class B)	104,165	1,076,132
TeliaSonera AB	71,606	497,924
Volvo AB (Class A)	65,460	949,539

		10,236,940

SWITZERLAND — 6.0%
ABB, Ltd. (b)	72,222	1,479,838
Adecco SA (b)	6,038	315,979
Compagnie Financiere Richemont SA	4,316	270,272
Credit Suisse Group AG (b)	31,140	886,466
Geberit AG (b)	2,237	467,521
Givaudan SA (b)	591	568,867
Holcim, Ltd. (b)	9,441	615,229
Kuehne & Nagel International AG	5,562	751,364
Nestle SA	121,960	7,664,245
Novartis AG	70,304	3,886,030
Roche Holding AG	24,028	4,176,355
SGS SA	290	563,412
Swiss Re AG (b)	10,191	650,010
Syngenta AG (b)	3,971	1,371,189
The Swatch Group AG	2,570	1,181,429
Transocean, Ltd.	4,405	240,025
UBS AG (b)	102,024	1,427,896
Wolseley PLC	18,948	721,736
Zurich Financial Services AG (b)	4,844	1,300,165

		28,538,028

TAIWAN — 2.2%
Advanced Semiconductor Engineering Inc, ADR (a)	194,837	999,514
AU Optronics Corp. ADR (a)	99,487	453,661
Chunghwa Telecom Co., Ltd. ADR (a)	28,062	863,187
Hon Hai Precision Industry Co., Ltd. GDR	78,242	610,288
Hon Hai Precision Industry Co., Ltd. GDR	211,164	1,647,079
Siliconware Precision Industries Co. ADR	143,696	867,924

See accompanying notes to financial statements.

SPDR MSCI ACWI ex-US ETF
SCHEDULE OF INVESTMENTS (continued)
March 31, 2012 (Unaudited)

Security Description	Shares	Value

Taiwan Semiconductor Manufacturing Co., Ltd. ADR	242,612	$3,707,111
United Microelectronics Corp. ADR (a)	523,783	1,283,268

		10,432,032

THAILAND — 0.6%
Bangkok Bank PCL	294,976	1,854,954
IRPC PCL	1,895,400	287,536
PTT PCL	60,577	695,114

		2,837,604

TURKEY — 0.3%
Akbank TAS	167,603	658,041
Emlak Konut Gayrimenkul Yatirim Ortakligi AS (b)	164,185	213,646
Turkiye Garanti Bankasi AS	57,193	226,475
Turkiye Is Bankasi	123,470	304,018

		1,402,180

UNITED KINGDOM — 14.9%
3i Group PLC	87,961	300,755
Anglo American PLC	48,423	1,808,087
AstraZeneca PLC	48,445	2,151,030
BAE Systems PLC	114,959	550,844
Barclays PLC	349,399	1,313,289
BG Group PLC	118,943	2,751,797
BHP Billiton PLC	57,571	1,754,596
BP PLC	595,266	4,399,250
British American Tobacco PLC	66,067	3,325,623
British Land Co. PLC	81,946	628,329
British Sky Broadcasting Group PLC	48,309	521,775
BT Group PLC	116,449	421,232
Burberry Group PLC	19,859	474,994
Capita Group PLC	31,672	370,674
Centrica PLC	224,750	1,136,175
Cobham PLC	104,342	381,938
Compass Group PLC	91,344	956,669
Diageo PLC	93,117	2,235,385
Experian PLC	53,601	834,572
Fresnillo PLC	8,170	208,597
G4S PLC	79,140	344,565
GlaxoSmithKline PLC	170,737	3,809,584
Hammerson PLC	69,137	459,087
HSBC Holdings PLC	560,509	4,968,531
ICAP PLC	81,648	512,420
Imperial Tobacco Group PLC	34,633	1,402,739
Inchcape PLC	43	258
Intercontinental Hotels Group PLC	36,517	847,754
International Power PLC	61,333	396,879
J Sainsbury PLC	74,714	371,612
Land Securities Group PLC	39,294	453,600
Lloyds Banking Group PLC (b)	727,102	390,399
Marks & Spencer Group PLC	62,775	380,132
National Grid PLC	155,958	1,571,092
Next PLC	12,573	599,240
Old Mutual PLC	441,370	1,118,446
Pearson PLC	33,751	628,234
Prudential PLC	46,196	551,727
Randgold Resources, Ltd.	2,067	177,347
Reckitt Benckiser Group PLC	24,595	1,388,351
Reed Elsevier PLC	49,141	435,759
Rio Tinto PLC	45,029	2,479,228
Rolls-Royce Holdings PLC (b)	69,226	898,120
Royal Bank of Scotland Group PLC (b)	825,690	364,640
Royal Dutch Shell PLC (Class B)	92,600	3,254,197
RSA Insurance Group PLC (a)	118,593	198,198
SABMiller PLC	31,367	1,257,677
Scottish & Southern Energy PLC	40,840	867,201
Severn Trent PLC	22,128	545,882
Smith & Nephew PLC	46,797	473,667
Smiths Group PLC	18,959	318,669
Standard Chartered PLC	43,897	1,094,129
Standard Life PLC	112,755	413,815
Tesco PLC	266,361	1,404,409
The Sage Group PLC	71,394	341,297
Tullow Oil PLC	17,323	422,640
Unilever PLC	47,882	1,579,032
United Utilities Group PLC	32,896	316,146
Vodafone Group PLC	1,683,919	4,633,010
Whitbread PLC	19,656	579,115
WPP PLC	48,377	660,480
Xstrata PLC	51,594	880,399

		70,315,318

TOTAL COMMON STOCKS —
(Cost $515,599,611)		469,009,917

RIGHTS — 0.1%
FINLAND — 0.1%
Outokumpu Oyj (expiring 4/4/12) (a)(b)	21,354	155,864

SPAIN — 0.0% (d)
Banco Popular Espanol SA expired 3/27/12 (a)(b)(f)	71,985	3,349

TOTAL RIGHTS —
(Cost $307,751)		159,213

SHORT TERM INVESTMENTS — 11.8%
UNITED STATES — 11.8%
MONEY MARKET FUNDS — 11.8%
State Street Navigator Securities Lending Prime Portfolio (g)(h)	55,526,020	55,526,020
State Street Institutional Liquid Reserves Fund 0.23% (h)(i)	99,290	99,290

TOTAL SHORT TERM INVESTMENTS —
(Cost $55,625,310)		55,625,310

TOTAL INVESTMENTS — 111.3%
(Cost $571,532,672)		524,794,440
OTHER ASSETS & LIABILITIES — (11.3)%		(53,096,913)

NET ASSETS — 100.0%		$471,697,527

See accompanying notes to financial statements.

SPDR MSCI ACWI ex-US ETF
SCHEDULE OF INVESTMENTS (continued)
March 31, 2012 (Unaudited)

(a)	A portion of the security was on loan at March 31, 2012.
(b)	Non-income producing security.
(c)	Reflects separate holdings of the issuer’s common stock traded on different securities exchanges.
(d)	Amount shown represents less than 0.05% of net assets.
(e)	Security purchased pursuant to Rule 144A of the Securities Act of 1933. This security, which represents 0.2% of net assets as of March 31, 2012, is considered liquid and may be resold in transactions exempt from registration, normally to qualified institutional buyers.
(f)	Security is valued at fair value as determined in good faith by the Trust’s Pricing and Investment Committee in accordance with procedures approved by the Board of Trustees. Security value is determined based on Level 2 inputs. (Note 2)
(g)	Investments of cash collateral for securities loaned.
(h)	Affiliated Fund managed by SSgA Funds Management, Inc. (Note 3)
(i)	The rate shown is the annualized seven-day yield at period end.
ADR = American Depositary Receipt
GDR = Global Depositary Receipt
PLC = Public Limited Company
REIT = Real Estate Investment Trust

See accompanying notes to financial statements.

SPDR MSCI ACWI IMI ETF
SCHEDULE OF INVESTMENTS
March 31, 2012 (Unaudited)

Security Description	Shares	Value

COMMON STOCKS — 99.0%
AUSTRALIA — 3.1%
Alumina, Ltd.	3,276	$4,191
Amcor, Ltd.	269	2,073
AMP, Ltd.	934	4,180
Australia & New Zealand Banking Group, Ltd.	211	5,084
BHP Billiton, Ltd.	282	10,111
Boral, Ltd.	896	3,741
Brambles, Ltd.	656	4,825
CFS Retail Property Trust	3,750	6,954
Coca-Cola Amatil, Ltd.	324	4,186
Commonwealth Bank of Australia	69	3,581
CSL, Ltd.	129	4,796
Fortescue Metals Group, Ltd.	497	2,991
Iluka Resources, Ltd.	134	2,470
Insurance Australia Group, Ltd.	1,440	5,072
Lend Lease Group	739	5,719
Macquarie Group, Ltd.	136	4,097
National Australia Bank, Ltd.	265	6,753
Newcrest Mining, Ltd.	158	4,858
Origin Energy, Ltd.	315	4,356
OZ Minerals, Ltd.	486	4,914
QBE Insurance Group, Ltd.	235	3,450
Rio Tinto, Ltd.	99	6,707
Santos, Ltd.	360	5,311
Sonic Healthcare, Ltd.	345	4,475
Suncorp Group, Ltd.	464	4,038
Toll Holdings, Ltd.	930	5,655
Transurban Group	434	2,518
Wesfarmers, Ltd.	304	9,731
Westfield Group	566	5,177
Westpac Banking Corp.	304	6,894
Woodside Petroleum, Ltd.	130	4,688
Woolworths, Ltd.	110	2,961

		156,557

AUSTRIA — 0.1%
OMV AG	136	4,827

BELGIUM — 0.4%
Anheuser-Busch InBev NV	79	5,763
Delhaize Group	71	3,730
Solvay SA	37	4,374
UCB SA	120	5,170

		19,037

BRAZIL — 1.7%
Banco Bradesco SA Preference Shares ADR	399	6,983
Companhia de Bebidas das Americas Preference Shares ADR	153	6,322
Companhia Energetica de Minas Gerais ADR	312	7,419
Companhia Siderurgica Nacional SA ADR	505	4,777
Gerdau SA ADR	456	4,391
Itau Unibanco Holding SA Preference Shares ADR	448	8,597
OGX Petroleo e Gas Participacoes SA ADR (a)	358	3,018
PDG Realty SA Empreendimentos e Participacoes ADR	342	2,425
Petroleo Brasileiro SA Preference Shares ADR	571	14,595
Tele Norte Leste Participacoes SA ADR	561	6,367
Tim Participacoes SA ADR	174	5,613
Vale SA Preference Shares ADR	607	13,773

		84,280

CANADA — 4.4%
Agrium, Inc.	34	2,929
Bank of Montreal	74	4,391
Bank of Nova Scotia	94	5,256
Barrick Gold Corp.	145	6,289
Brookfield Asset Management, Inc. (Class A)	144	4,534
Brookfield Office Properties, Inc.	205	3,559
Cameco Corp.	193	4,134
Canadian Imperial Bank of Commerce	34	2,594
Canadian National Railway Co.	73	5,790
Canadian Natural Resources, Ltd.	146	4,829
Canadian Pacific Railway, Ltd.	31	2,348
Canadian Tire Corp., Ltd. (Class A)	36	2,322
Cenovus Energy, Inc.	185	6,645
Eldorado Gold Corp.	199	2,728
Enbridge, Inc.	165	6,396
EnCana Corp.	271	5,312
Enerplus Corp.	213	4,761
First Quantum Minerals, Ltd.	103	1,960
Goldcorp, Inc.	142	6,388
IAMGOLD Corp.	214	2,844
IGM Financial, Inc.	57	2,649
Imperial Oil, Ltd.	106	4,807
Kinross Gold Corp.	314	3,063
Loblaw Cos., Ltd.	114	3,880
Manulife Financial Corp.	380	5,137
National Bank of Canada	100	7,941
Nexen, Inc.	192	3,514
Onex Corp.	126	4,628
Penn West Petroleum, Ltd.	164	3,198
Potash Corp. of Saskatchewan, Inc.	108	4,921
Rogers Communications, Inc. (Class B)	201	7,964
Royal Bank of Canada	176	10,180
Shaw Communications, Inc. (Class B)	134	2,830
Shoppers Drug Mart Corp.	88	3,857
Silver Wheaton Corp.	95	3,144
SNC-Lavalin Group, Inc.	84	3,356
Sun Life Financial, Inc.	207	4,902
Suncor Energy, Inc.	295	9,619
Talisman Energy, Inc.	344	4,316
Teck Resources, Ltd. (Class B)	105	3,741
TELUS Corp.	142	8,063
The Toronto-Dominion Bank	81	6,861
TMX Group, Inc.	97	4,348
TransAlta Corp.	329	6,156
TransCanada Corp.	59	2,528
Valeant Pharmaceuticals International, Inc. (a)	115	6,155
Yamana Gold, Inc.	289	4,499

		222,266

CHILE — 0.3%
Empresa Nacional de Electricidad SA ADR	112	6,046

See accompanying notes to financial statements.

SPDR MSCI ACWI IMI ETF
SCHEDULE OF INVESTMENTS (continued)
March 31, 2012 (Unaudited)

Security Description	Shares	Value

Enersis SA ADR	233	$4,704
Sociedad Quimica y Minera de Chile SA ADR	64	3,755

		14,505

CHINA — 1.4%
Agricultural Bank of China, Ltd.	7,000	3,002
Bank of China, Ltd.	13,000	5,241
Bank of Communications Co., Ltd.	5,000	3,780
China Construction Bank Corp.	6,000	4,637
China Life Insurance Co., Ltd.	1,000	2,595
China Merchants Bank Co., Ltd.	1,000	2,045
China Petroleum & Chemical Corp.	4,000	4,359
China Shenhua Energy Co., Ltd.	500	2,109
China Telecom Corp., Ltd.	6,000	3,323
Hengan International Group Co., Ltd.	500	5,056
Huaneng Power International, Inc.	4,000	2,174
Industrial & Commercial Bank of China	11,000	7,098
PetroChina Co., Ltd.	4,000	5,657
PICC Property & Casualty Co., Ltd.	2,000	2,380
Ping An Insurance Group Co. of China, Ltd.	500	3,780
Tencent Holdings, Ltd.	200	5,580
Wumart Stores, Inc.	2,000	4,400
Yanzhou Coal Mining Co., Ltd.	2,000	4,338

		71,554

COLOMBIA — 0.1%
BanColombia SA ADR	94	6,078

DENMARK — 0.5%
A P Moller — Maersk A/S	1	7,712
Danske Bank A/S (a)	164	2,774
DSV A/S	246	5,570
Novo Nordisk A/S (Class B)	73	10,094

		26,150

FINLAND — 0.4%
Fortum Oyj	128	3,102
Metso Oyj	76	3,244
Nokia Oyj	793	4,311
Sampo Oyj (Class A)	90	2,597
UPM-Kymmene Oyj	292	3,970
Wartsila Oyj	87	3,277

		20,501

FRANCE — 3.1%
Accor SA	154	5,490
Alstom SA	119	4,637
AXA SA	309	5,115
BNP Paribas	160	7,580
Bouygues SA	93	2,840
Cap Gemini SA	116	5,184
Carrefour SA	174	4,165
Credit Agricole SA	326	2,023
Danone	88	6,129
Essilor International SA	59	5,251
France Telecom SA	449	6,640
GDF Suez	151	3,895
LVMH Moet Hennessy Louis Vuitton SA	32	5,491
Pernod — Ricard SA	43	4,490
PPR	20	3,436
Publicis Groupe SA	74	4,073
Renault SA	109	5,737
Sanofi	144	11,167
Schneider Electric SA	104	6,785
Societe Generale	130	3,803
Sodexo	92	7,542
Technip SA	48	5,646
Total SA	223	11,356
Unibail-Rodamco SE	35	6,989
Vallourec SA	38	2,404
Veolia Environnement SA	254	4,206
Vinci SA	131	6,821
Vivendi SA	328	6,010

		154,905

GERMANY — 2.8%
Adidas AG	79	6,159
Allianz SE	74	8,817
BASF SE	120	10,482
Bayer AG	141	9,903
Commerzbank AG (a)	943	2,382
Daimler AG	165	9,934
Deutsche Bank AG	160	7,949
Deutsche Boerse AG	57	3,832
Deutsche Lufthansa AG	342	4,780
Deutsche Post AG	284	5,459
Deutsche Telekom AG	468	5,626
E.ON AG	293	7,008
Fresenius Medical Care AG & Co. KGaA	32	2,264
Linde AG	20	3,584
MAN SE	27	3,589
Merck KGaA	50	5,525
Muenchener Rueckversicherungs- Gesellschaft AG	43	6,474
RWE AG	98	4,673
Salzgitter AG	104	5,691
SAP AG	146	10,180
Siemens AG	68	6,845
ThyssenKrupp AG	183	4,549
Volkswagen AG	35	5,635

		141,340

HONG KONG — 2.3%
AIA Group, Ltd.	1,400	5,130
Bank of East Asia, Ltd.	1,017	3,825
Cheung Kong Holdings, Ltd.	1,000	12,919
China Mobile, Ltd.	500	5,503
China Overseas Land & Investment, Ltd.	2,000	3,802
China Resources Enterprise, Ltd.	2,000	6,981
China Unicom (Hong Kong), Ltd.	2,000	3,390
Citic Pacific, Ltd.	2,000	3,369
CNOOC, Ltd.	3,000	6,167
COSCO Pacific, Ltd.	2,000	3,019
Hang Lung Properties, Ltd.	1,000	3,664
Henderson Land Development Co., Ltd.	1,000	5,519
Hong Kong Exchanges and Clearing, Ltd.	300	5,043
Hutchison Whampoa, Ltd.	1,000	9,995
Li & Fung, Ltd.	2,000	4,591
New World Development Co., Ltd.	3,000	3,605
Sands China, Ltd.	800	3,127
Shangri-La Asia, Ltd.	2,000	4,374

See accompanying notes to financial statements.

SPDR MSCI ACWI IMI ETF
SCHEDULE OF INVESTMENTS (continued)
March 31, 2012 (Unaudited)

Security Description	Shares	Value

Sun Hung Kai Properties, Ltd.	1,000	$12,429
Swire Pacific, Ltd.	500	5,606
The Link REIT	1,000	3,722

		115,780

HUNGARY — 0.1%
MOL Hungarian Oil and Gas NyRt (a)	22	1,827
Richter Gedeon NyRt	18	3,078

		4,905

INDIA — 0.7%
Dr. Reddy’s Laboratories, Ltd. ADR	206	7,119
HDFC Bank, Ltd. ADR	156	5,320
ICICI Bank, Ltd. ADR	128	4,463
Infosys Technologies, Ltd. ADR	90	5,133
Mahindra & Mahindra, Ltd. GDR	235	3,231
Reliance Industries, Ltd. GDR (b)	159	4,635
Tata Motors, Ltd. ADR	174	4,693

		34,594

INDONESIA — 0.5%
Astra Agro Lestari Tbk PT	1,500	3,830
Astra International Tbk PT	500	4,044
Bank Central Asia Tbk PT	4,500	3,937
Bank Mandiri Tbk PT	4,500	3,371
Bank Rakyat Indonesia Persero Tbk PT	5,000	3,800
Gudang Garam Tbk PT	500	3,010
Telekomunikasi Indonesia Tbk PT	6,500	4,976

		26,968

IRELAND — 0.5%
Accenture PLC (Class A)	100	6,450
Covidien PLC	200	10,936
CRH PLC	147	2,995
Elan Corp. PLC (a)	224	3,274
Seagate Technology PLC	100	2,695

		26,350

ISRAEL — 0.2%
Bank Hapoalim BM	669	2,457
Bank Leumi Le-Israel BM	876	2,760
Teva Pharmaceutical Industries, Ltd. ADR	115	5,182

		10,399

ITALY — 0.7%
Assicurazioni Generali SpA	278	4,309
Enel SpA	1,222	4,413
ENI SpA	260	6,090
Fiat Industrial SpA (a)	281	2,994
Intesa Sanpaolo SpA	2,205	3,947
Mediaset SpA	1,084	2,985
Saipem SpA	55	2,837
Telecom Italia SpA	5,152	6,117
UniCredit SpA	735	3,676

		37,368

JAPAN — 8.3%
Aisin Seiki Co., Ltd.	100	3,531
Asahi Breweries, Ltd.	100	2,227
Asahi Kasei Corp.	1,000	6,209
Astellas Pharma, Inc.	100	4,131
Bridgestone Corp.	100	2,438
Canon, Inc.	100	4,751
Chuo Mitsui Trust Holdings, Inc.	1,000	3,208
Credit Saison Co., Ltd.	200	4,071
Daiichi Sankyo Co., Ltd.	300	5,497
Daikin Industries, Ltd.	100	2,738
Daiwa Securities Group, Inc.	1,000	3,973
Denso Corp.	200	6,720
Eisai Co., Ltd.	100	3,998
FUJIFILM Holdings Corp.	200	4,717
Hitachi, Ltd.	1,000	6,452
Hokuhoku Financial Group, Inc.	2,000	3,840
Honda Motor Co., Ltd.	200	7,643
Hoya Corp.	200	4,518
ITOCHU Corp.	300	3,292
Japan Tobacco, Inc.	1	5,663
JFE Holdings, Inc.	200	4,321
JSR Corp.	200	4,049
JX Holdings, Inc.	500	3,117
Kajima Corp.	1,000	3,062
Kamigumi Co., Ltd.	1,000	8,324
KDDI Corp.	1	6,513
Kobe Steel, Ltd.	3,000	4,885
Komatsu, Ltd.	200	5,733
Konica Minolta Holdings, Inc.	500	4,393
Kyocera Corp.	100	9,211
Makita Corp.	100	4,034
Marubeni Corp.	1,000	7,254
Marui Group Co., Ltd.	900	7,546
Mitsubishi Chemical Holdings Corp.	500	2,685
Mitsubishi Corp.	200	4,666
Mitsubishi Electric Corp.	1,000	8,895
Mitsubishi Heavy Industries, Ltd.	1,000	4,873
Mitsubishi UFJ Financial Group, Inc.	1,700	8,511
Mitsui & Co., Ltd.	200	3,298
Mizuho Financial Group, Inc.	3,600	5,906
MS&AD Insurance Group Holdings, Inc.	200	4,129
Murata Manufacturing Co., Ltd.	100	5,960
NEC Corp. (a)	2,000	4,204
Nippon Steel Corp.	2,000	5,517
Nippon Yusen KK	2,000	6,319
Nissan Motor Co., Ltd.	400	4,282
Nitto Denko Corp.	100	4,052
NKSJ Holdings, Inc.	200	4,496
Nomura Holdings, Inc.	900	4,003
NTT Data Corp.	1	3,535
Obayashi Corp.	1,000	4,387
ORIX Corp.	40	3,840
Osaka Gas Co., Ltd.	1,000	4,034
Panasonic Corp.	600	5,548
Resona Holdings, Inc.	600	2,778
Rohm Co., Ltd.	100	4,964
Secom Co., Ltd.	100	4,921
Seven & I Holdings Co., Ltd.	100	2,987
Shin-Etsu Chemical Co., Ltd.	100	5,808
Softbank Corp.	200	5,947
Sony Corp.	300	6,212
Sumitomo Chemical Co., Ltd.	1,000	4,277
Sumitomo Corp.	200	2,907
Sumitomo Electric Industries, Ltd.	300	4,130

See accompanying notes to financial statements.

SPDR MSCI ACWI IMI ETF
SCHEDULE OF INVESTMENTS (continued)
March 31, 2012 (Unaudited)

Security Description	Shares	Value

Sumitomo Metal Industries, Ltd.	2,000	$4,059
Sumitomo Mitsui Financial Group, Inc.	200	6,618
T&D Holdings, Inc.	400	4,661
Takeda Pharmaceutical Co., Ltd.	100	4,429
TDK Corp.	100	5,699
Teijin, Ltd.	1,000	3,378
Terumo Corp.	100	4,806
The Joyo Bank, Ltd.	1,000	4,605
The Kansai Electric Power Co., Inc.	200	3,116
Tokio Marine Holdings, Inc.	200	5,519
Tokyo Electron, Ltd.	100	5,754
Tokyu Corp.	1,000	4,775
Toppan Printing Co., Ltd.	1,000	7,850
Toshiba Corp.	1,000	4,423
Toyota Motor Corp.	400	17,352
Toyota Tsusho Corp.	300	6,143
West Japan Railway Co.	100	4,040
Yamada Denki Co., Ltd.	40	2,513
Yamaha Corp.	600	6,256

		416,126

LUXEMBOURG — 0.1%
ArcelorMittal	195	3,721

MEXICO — 0.7%
America Movil SAB de CV	7,481	9,303
Cemex SAB de CV (a)	3,151	2,425
Fomento Economico Mexicano SAB de CV	769	6,323
Grupo Financiero Banorte SAB de CV	740	3,291
Grupo Mexico SAB de CV	1,231	3,878
Grupo Modelo SAB de CV	753	5,244
Grupo Televisa SA de CV (Series CPO)	654	2,763
Industrias Penoles SA de CV	50	2,422

		35,649

NETHERLANDS — 1.3%
Akzo Nobel NV	72	4,245
ASML Holding NV	92	4,592
European Aeronautic Defence and Space Co. NV	66	2,699
Heineken NV	52	2,886
ING Groep NV (a)	675	5,615
Koninklijke (Royal) KPN NV	449	4,932
Koninklijke Ahold NV	345	4,773
Koninklijke DSM NV	84	4,853
Koninklijke Philips Electronics NV	253	5,121
LyondellBasell Industries NV	100	4,365
Reed Elsevier NV	331	4,221
Unilever NV	194	6,592
Wolters Kluwer NV	413	7,810

		62,704

NETHERLANDS ANTILLES — 0.3%
Schlumberger, Ltd.	200	13,986

NORWAY — 0.4%
DnB NOR ASA	363	4,658
Norsk Hydro ASA	1,114	6,056
Telenor ASA	297	5,499
Yara International ASA	62	2,952

		19,165

PERU — 0.0% (c)
Compania de Minas Buenaventura SA ADR	30	1,209

PHILIPPINES — 0.1%
Philippine Long Distance Telephone Co. ADR	72	4,478

PORTUGAL — 0.1%
Portugal Telecom SGPS SA	848	4,606

RUSSIA — 0.8%
Federal Hydrogenerating Co. JSC ADR	824	3,021
Gazprom OAO ADR	781	9,661
Lukoil OAO ADR	96	5,837
MMC Norilsk Nickel OJSC ADR	117	2,141
Mobile TeleSystems ADR	182	3,338
Sberbank of Russia ADR (a)	412	5,517
Surgutneftegas OJSC ADR Preference Shares	840	5,947
Tatneft ADR	97	3,957
Uralkali OJSC GDR	68	2,564

		41,983

SINGAPORE — 0.7%
CapitaLand, Ltd.	3,000	7,444
Fraser and Neave, Ltd.	1,000	5,329
Singapore Exchange, Ltd.	2,000	11,039
Singapore Press Holdings, Ltd.	2,000	6,236
Singapore Telecommunications, Ltd.	1,000	2,505

		32,553

SOUTH AFRICA — 0.9%
AngloGold Ashanti, Ltd.	85	3,128
Discovery Holdings, Ltd.	1,162	7,627
FirstRand, Ltd.	1,067	3,295
Gold Fields, Ltd.	206	2,818
Harmony Gold Mining Co., Ltd.	228	2,477
Impala Platinum Holdings, Ltd.	154	3,032
MTN Group, Ltd.	395	6,949
Naspers, Ltd.	63	3,538
Sanlam, Ltd.	988	4,272
Sasol, Ltd.	76	3,669
Standard Bank Group, Ltd.	251	3,642

		44,447

SOUTH KOREA — 2.1%
E-Mart Co., Ltd.	8	1,765
Hana Financial Group, Inc.	80	3,015
Honam Petrochemical Corp.	6	1,782
Hynix Semiconductor, Inc. (a)	130	3,356
Hyundai Heavy Industries Co., Ltd	12	3,405
Hyundai Hysco Co., Ltd.	100	3,539
Hyundai Mobis	13	3,287
Hyundai Motor Co.	29	5,964
KB Financial Group, Inc.	110	4,014
Kia Motors Corp.	65	4,251
Korea Electric Power Corp. ADR (a)	156	1,518
KT&G Corp.	41	2,909
LG Chem, Ltd. Preference Shares	63	6,450
LG Electronics, Inc.	34	2,485
LG Household & Health Care, Ltd.	6	3,151
NHN Corp.	16	3,672
POSCO ADR	57	4,771
Samsung C&T Corp.	68	4,765
Samsung Electronics Co., Ltd. GDR	36	20,358

See accompanying notes to financial statements.

SPDR MSCI ACWI IMI ETF
SCHEDULE OF INVESTMENTS (continued)
March 31, 2012 (Unaudited)

Security Description	Shares	Value

Samsung Engineering Co., Ltd.	17	$3,631
Samsung Fire & Marine Insurance Co., Ltd. (a)	14	2,644
Samsung Heavy Industries Co., Ltd.	110	3,665
Samsung Securities Co., Ltd. (a)	67	3,359
Shinhan Financial Group Co., Ltd.	110	4,247
SK Holdings Co., Ltd.	23	2,994
SK Innovation Co., Ltd.	20	2,921

		107,918

SPAIN — 0.7%
Acciona SA	56	3,905
Acerinox SA	262	3,362
ACS, Actividades de Construccion y Servicios SA	184	4,702
Banco Bilbao Vizcaya Argentaria SA	751	5,968
Banco Santander SA	1,231	9,459
Repsol YPF SA	113	2,831
Telefonica SA	312	5,104

		35,331

SWEDEN — 1.2%
Assa Abloy AB (Class B)	110	3,445
Atlas Copco AB (Class B)	307	6,598
Nordea Bank AB	532	4,823
Sandvik AB	286	4,116
Securitas AB (Class B)	444	4,269
Skandinaviska Enskilda Banken AB (Class A)	671	4,753
Skanska AB (Class B)	291	5,030
SKF AB (Class B)	207	5,038
Svenska Handelsbanken AB (Class A)	91	2,892
Tele2 AB (Class B)	183	3,723
Telefonaktiebolaget LM Ericsson (Class B)	543	5,610
TeliaSonera AB	468	3,254
Volvo AB (Class A)	448	6,499

		60,050

SWITZERLAND — 3.2%
ABB, Ltd. (a)	404	8,278
ACE, Ltd.	100	7,320
Adecco SA (a)	78	4,082
Compagnie Financiere Richemont SA	110	6,888
Credit Suisse Group AG (a)	228	6,491
Geberit AG (a)	32	6,688
Givaudan SA (a)	4	3,850
Holcim, Ltd. (a)	71	4,627
Kuehne & Nagel International AG	38	5,133
Nestle SA	280	17,596
Noble Corp. (a)	200	7,494
Novartis AG	264	14,593
Roche Holding AG	98	17,034
SGS SA	4	7,771
Swiss Re AG (a)	95	6,059
Syngenta AG (a)	10	3,453
TE Connectivity, Ltd.	200	7,350
The Swatch Group AG	12	5,516
Transocean, Ltd.	71	3,869
UBS AG (a)	611	8,551
Wolseley PLC	92	3,504
Zurich Financial Services AG (a)	19	5,100

		161,247

TAIWAN — 1.2%
Advanced Semiconductor Engineering Inc, ADR	1,012	5,192
AU Optronics Corp. ADR	992	4,523
Chunghwa Telecom Co., Ltd. ADR	263	8,090
Hon Hai Precision Industry Co., Ltd. GDR	1,324	10,327
Siliconware Precision Industries Co. ADR	1,651	9,972
Taiwan Semiconductor Manufacturing Co., Ltd. ADR	1,096	16,747
United Microelectronics Corp. ADR	2,579	6,319

		61,170

THAILAND — 0.2%
Bangkok Bank PCL	1,100	6,917
PTT PCL	200	2,295

		9,212

TURKEY — 0.3%
Akbank TAS	730	2,866
Emlak Konut Gayrimenkul Yatirim Ortakligi AS (a)	4,000	5,205
Turkiye Garanti Bankasi AS	845	3,346
Turkiye Is Bankasi	1,939	4,774

		16,191

UNITED KINGDOM — 7.6%
3i Group PLC	1,772	6,059
Anglo American PLC	222	8,289
AstraZeneca PLC	177	7,859
BAE Systems PLC	891	4,269
Barclays PLC	2,108	7,923
BG Group PLC	446	10,318
BHP Billiton PLC	304	9,265
BP PLC	2,520	18,624
British American Tobacco PLC	51	2,567
British Land Co. PLC	629	4,823
British Sky Broadcasting Group PLC	201	2,171
BT Group PLC	2,078	7,517
Burberry Group PLC	158	3,779
Capita Group PLC	537	6,285
Cobham PLC	2,646	9,686
Compass Group PLC	479	5,017
Diageo PLC	271	6,506
Experian PLC	371	5,776
G4S PLC	623	2,712
GlaxoSmithKline PLC	625	13,945
Hammerson PLC	999	6,634
HSBC Holdings PLC	2,191	19,422
Imperial Tobacco Group PLC	100	4,050
Intercontinental Hotels Group PLC	293	6,802
J Sainsbury PLC	736	3,661
Land Securities Group PLC	437	5,045
Lloyds Banking Group PLC (a)	8,654	4,647
Marks & Spencer Group PLC	1,017	6,158
National Grid PLC	197	1,985
Next PLC	72	3,432
Old Mutual PLC	1,713	4,341
Pearson PLC	120	2,234

See accompanying notes to financial statements.

SPDR MSCI ACWI IMI ETF
SCHEDULE OF INVESTMENTS (continued)
March 31, 2012 (Unaudited)

Security Description	Shares	Value

Prudential PLC	485	$5,792
Randgold Resources, Ltd.	29	2,488
Reckitt Benckiser Group PLC	80	4,516
Reed Elsevier PLC	312	2,767
Rio Tinto PLC	213	11,727
Rolls-Royce Holdings PLC (a)	316	4,100
Royal Dutch Shell PLC (Class B)	760	26,708
RSA Insurance Group PLC	3,172	5,301
SABMiller PLC	131	5,252
Scottish & Southern Energy PLC	160	3,397
Severn Trent PLC	250	6,167
Smith & Nephew PLC	453	4,585
Smiths Group PLC	349	5,866
Standard Chartered PLC	346	8,624
Standard Life PLC	2,010	7,377
Tesco PLC	1,181	6,227
The Sage Group PLC	1,788	8,547
Tullow Oil PLC	178	4,343
Unilever PLC	153	5,046
United Utilities Group PLC	445	4,277
Vodafone Group PLC	6,679	18,376
Whitbread PLC	326	9,605
WPP PLC	344	4,697
Xstrata PLC	355	6,058

		383,644

UNITED STATES — 45.5%
3M Co.	100	8,921
Abbott Laboratories	200	12,258
Adobe Systems, Inc. (a)	300	10,293
Aetna, Inc.	200	10,032
Aflac, Inc.	200	9,198
Agilent Technologies, Inc.	200	8,902
Alexion Pharmaceuticals, Inc. (a)	100	9,286
Allergan, Inc.	100	9,543
Altera Corp.	100	3,982
Altria Group, Inc.	200	6,174
Amazon.com, Inc. (a)	100	20,251
American Capital Agency Corp.	100	2,954
American Electric Power Co., Inc.	200	7,716
American Express Co.	200	11,572
American Tower Corp.	100	6,302
Amgen, Inc.	200	13,598
Anadarko Petroleum Corp.	100	7,834
Annaly Capital Management, Inc.	200	3,164
Apache Corp.	100	10,044
Apple, Inc. (a)	100	59,947
Applied Materials, Inc.	699	8,696
Archer-Daniels-Midland Co.	300	9,498
AT&T, Inc.	699	21,830
Automatic Data Processing, Inc.	100	5,519
Baker Hughes, Inc.	200	8,388
Bank of America Corp.	1,699	16,259
Baxter International, Inc.	200	11,956
Becton, Dickinson and Co.	100	7,765
Bed Bath & Beyond, Inc. (a)	100	6,577
Berkshire Hathaway, Inc. (Class B) (a)	100	8,115
Biogen Idec, Inc. (a)	100	12,597
Bristol-Myers Squibb Co.	300	10,125
Broadcom Corp. (Class A) (a)	200	7,860
C.H. Robinson Worldwide, Inc.	100	6,549
Cameron International Corp. (a)	200	10,566
Capital One Financial Corp.	100	5,574
Carnival Corp.	100	3,208
Caterpillar, Inc.	100	10,652
CBS Corp.	200	6,782
Celgene Corp. (a)	100	7,752
Central Vermont Public Service Corp.	300	10,560
CenturyLink, Inc.	200	7,730
CH Energy Group, Inc.	200	13,346
Chesapeake Energy Corp.	300	6,951
Chevron Corp.	300	32,172
Church & Dwight Co., Inc.	200	9,838
Cisco Systems, Inc.	999	21,129
Citigroup, Inc.	500	18,275
Citrix Systems, Inc. (a)	100	7,891
Coach, Inc.	100	7,728
Cognizant Technology Solutions Corp. (Class A) (a)	100	7,695
Colgate-Palmolive Co.	100	9,778
Comcast Corp. (Class A) Special	500	14,755
ConAgra Foods, Inc.	200	5,252
ConocoPhillips	200	15,202
Corning, Inc.	400	5,632
Costco Wholesale Corp.	100	9,080
CSX Corp.	400	8,608
Cummins, Inc.	100	12,004
CVS Caremark Corp.	200	8,960
Danaher Corp.	200	11,200
Deere & Co.	100	8,090
Dell, Inc. (a)	400	6,640
Devon Energy Corp.	100	7,112
DIRECTV (Class A) (a)	100	4,934
Discover Financial Services	200	6,668
Dollar Tree, Inc. (a)	100	9,449
Duke Energy Corp.	200	4,202
E. I. du Pont de Nemours & Co.	200	10,580
Eaton Corp.	200	9,966
eBay, Inc. (a)	300	11,067
Ecolab, Inc.	100	6,172
Edison International	200	8,502
El Paso Corp.	100	2,955
Eli Lilly & Co.	200	8,054
EMC Corp. (a)	400	11,952
Emerson Electric Co.	200	10,436
EOG Resources, Inc.	100	11,110
Equity Residential	100	6,262
Exelon Corp.	200	7,842
Express Scripts, Inc. (a)	100	5,418
Exxon Mobil Corp.	600	52,038
Fastenal Co.	100	5,410
FedEx Corp.	100	9,196
FirstEnergy Corp.	200	9,118
FMC Technologies, Inc. (a)	200	10,084
Ford Motor Co.	799	9,979
Franklin Resources, Inc.	100	12,403
Freeport-McMoRan Copper & Gold, Inc.	200	7,608
General Dynamics Corp.	100	7,338
General Electric Co.	1,499	30,085

See accompanying notes to financial statements.

SPDR MSCI ACWI IMI ETF
SCHEDULE OF INVESTMENTS (continued)
March 31, 2012 (Unaudited)

Security Description	Shares	Value

General Mills, Inc.	100	$3,945
General Motors Co. (a)	200	5,130
Gilead Sciences, Inc. (a)	200	9,770
H.J. Heinz Co.	100	5,355
Halliburton Co.	200	6,638
HCP, Inc.	300	11,838
Hess Corp.	100	5,895
Hewlett-Packard Co.	400	9,532
Honeywell International, Inc.	200	12,210
Illinois Tool Works, Inc.	200	11,424
Ingersoll-Rand PLC	200	8,270
Intel Corp.	799	22,460
International Business Machines Corp.	200	41,730
Intuit, Inc.	100	6,013
Johnson & Johnson	300	19,788
Johnson Controls, Inc.	200	6,496
JPMorgan Chase & Co.	600	27,588
Juniper Networks, Inc. (a)	200	4,576
Kellogg Co.	100	5,363
Kimberly-Clark Corp.	100	7,389
Kinder Morgan Management, LLC (a)	100	7,463
Kohl’s Corp.	100	5,003
Kraft Foods, Inc. (Class A)	100	3,801
Las Vegas Sands Corp.	100	5,757
Liberty Global, Inc. (Series A) (a)	100	5,008
Liberty Interactive Corp. (Class A) (a)	200	3,818
Limited Brands, Inc.	200	9,600
Lockheed Martin Corp.	100	8,986
Lowe’s Cos., Inc.	300	9,414
Macy’s, Inc.	200	7,946
Marathon Oil Corp.	300	9,510
Marathon Petroleum Corp.	100	4,336
Marsh & McLennan Cos., Inc.	200	6,558
Mattel, Inc.	400	13,464
McCormick & Co., Inc.	300	16,329
McDonald’s Corp.	100	9,810
McKesson Corp.	100	8,777
Mead Johnson Nutrition Co.	100	8,248
Medco Health Solutions, Inc. (a)	100	7,030
Medtronic, Inc.	300	11,757
Merck & Co., Inc.	400	15,360
MetLife, Inc.	300	11,205
Microsoft Corp.	1,099	35,443
Monsanto Co.	100	7,976
Morgan Stanley	300	5,892
Motorola Mobility Holdings, Inc. (a)	100	3,924
National Oilwell Varco, Inc.	100	7,947
NetApp, Inc. (a)	100	4,477
Newmont Mining Corp.	100	5,127
News Corp. (Class A)	500	9,845
NextEra Energy, Inc.	100	6,108
NIKE, Inc. (Class B)	100	10,844
Noble Energy, Inc.	100	9,778
Norfolk Southern Corp.	100	6,583
Northrop Grumman Corp.	200	12,216
O’Reilly Automotive, Inc. (a)	100	9,135
Occidental Petroleum Corp.	200	19,046
Oracle Corp.	699	20,383
Parker Hannifin Corp.	100	8,455
PepsiCo, Inc.	200	13,270
Pfizer, Inc.	999	22,637
PG&E Corp.	100	4,341
Philip Morris International, Inc.	200	17,722
Pioneer Natural Resources Co.	100	11,159
PNC Financial Services Group, Inc.	100	6,449
PPL Corp.	300	8,478
Praxair, Inc.	100	11,464
Progress Energy, Inc.	100	5,311
ProLogis	300	10,806
Prudential Financial, Inc.	200	12,678
Public Service Enterprise Group, Inc.	200	6,122
Public Storage	100	13,817
QUALCOMM, Inc.	300	20,406
Range Resources Corp.	100	5,814
Raytheon Co.	100	5,278
Retail Opportunity Investments Corp.	1,499	18,048
Rockville Financial, Inc.	1,599	18,628
Ross Stores, Inc.	100	5,810
Salesforce.com, Inc. (a)	100	15,451
SanDisk Corp. (a)	100	4,959
Sara Lee Corp.	300	6,459
Simon Property Group, Inc.	100	14,568
Southern Co.	100	4,493
Southwestern Energy Co. (a)	100	3,060
Spectra Energy Corp.	200	6,310
St. Jude Medical, Inc.	200	8,862
Starbucks Corp.	200	11,178
State Street Corp.	100	4,550
Sysco Corp.	200	5,972
Target Corp.	100	5,827
Texas Instruments, Inc.	300	10,083
The Allstate Corp.	200	6,584
The Bank of New York Mellon Corp.	300	7,239
The Boeing Co.	100	7,437
The Charles Schwab Corp.	500	7,185
The Chubb Corp.	100	6,911
The Clorox Co.	100	6,875
The Coca-Cola Co.	200	14,802
The Dow Chemical Co.	300	10,392
The Estee Lauder Cos., Inc. (Class A)	100	6,194
The Goldman Sachs Group, Inc.	100	12,437
The Hershey Co.	100	6,133
The Home Depot, Inc.	200	10,062
The J.M. Smucker Co.	100	8,136
The Mosaic Co.	100	5,529
The Procter & Gamble Co.	200	13,442
The Travelers Cos., Inc.	100	5,920
The Walt Disney Co.	300	13,134
The Williams Cos., Inc.	300	9,243
Thermo Fisher Scientific, Inc.	200	11,276
Time Warner Cable, Inc.	100	8,150
Time Warner, Inc.	200	7,550
TJX Cos., Inc.	200	7,942
Tyco International, Ltd.	100	5,618
Tyson Foods, Inc. (Class A)	400	7,660
U.S. Bancorp	300	9,504
Union Pacific Corp.	100	10,748
United Parcel Service, Inc. (Class B)	100	8,072

See accompanying notes to financial statements.

SPDR MSCI ACWI IMI ETF
SCHEDULE OF INVESTMENTS (continued)
March 31, 2012 (Unaudited)

Security Description	Shares	Value

United Technologies Corp.	100	$8,294
UnitedHealth Group, Inc.	200	11,788
Valero Energy Corp.	200	5,154
Vector Group, Ltd.	899	15,930
Verizon Communications, Inc.	300	11,469
Viacom, Inc. (Class B)	100	4,746
Visa, Inc. (Class A)	100	11,800
Wal-Mart Stores, Inc.	200	12,240
Walgreen Co.	200	6,698
Waste Management, Inc.	200	6,992
Weatherford International, Ltd. (a)	500	7,545
WellPoint, Inc.	100	7,380
Wells Fargo & Co.	799	27,278
Western Digital Corp. (a)	100	4,139
Whole Foods Market, Inc.	100	8,320
Yahoo!, Inc. (a)	300	4,566
Yum! Brands, Inc.	100	7,118

		2,292,106

TOTAL COMMON STOCKS —
(Cost $4,958,546)		4,985,860

SHORT TERM INVESTMENT — 0.2%
UNITED STATES — 0.2%
MONEY MARKET FUND — 0.2%
State Street Institutional Liquid Reserves Fund 0.23% (d)(e) (Cost $10,991)	10,991	10,991

TOTAL INVESTMENTS — 99.2%
(Cost $4,969,537)		4,996,851
OTHER ASSETS & LIABILITIES — 0.8%		42,741

NET ASSETS — 100.0%		$5,039,592

(a)	Non-income producing security.
(b)	Security purchased pursuant to Rule 144A of the Securities Act of 1933. This security, which represents 0.1% of net assets as of March 31, 2012, is considered liquid and may be resold in transactions exempt from registration, normally to qualified institutional buyers.
(c)	Amount shown represents less than 0.05% of net assets.
(d)	Affiliated Fund managed by SSgA Funds Management, Inc. (Note 3)
(e)	The rate shown is the annualized seven-day yield at period end.
ADR = American Depositary Receipt
GDR = Global Depositary Receipt
PLC = Public Limited Company
REIT = Real Estate Investment Trust

See accompanying notes to financial statements.

SPDR MSCI EM 50 ETF
SCHEDULE OF INVESTMENTS
March 31, 2012 (Unaudited)

Security Description	Shares	Value

COMMON STOCKS — 99.6%
BRAZIL — 15.9%
Banco Bradesco SA Preference Shares ADR	6,781	$118,668
BRF — Brasil Foods SA ADR	2,346	46,943
Companhia de Bebidas das Americas Preference Shares ADR	2,665	110,118
Itau Unibanco Holding SA Preference Shares ADR	8,092	155,285
Petroleo Brasileiro SA Preference Shares ADR	7,450	190,422
Vale SA Preference Shares ADR	7,104	161,190

		782,626

CHINA — 17.0%
Bank of China, Ltd.	237,196	95,624
China Construction Bank Corp.	213,154	164,725
China Life Insurance Co., Ltd.	26,584	68,994
China Petroleum & Chemical Corp.	60,000	65,379
China Shenhua Energy Co., Ltd.	12,144	51,226
Industrial & Commercial Bank of China	215,454	139,029
PetroChina Co., Ltd.	74,812	105,800
Ping An Insurance Group Co. of China, Ltd.	6,000	45,363
Tencent Holdings, Ltd.	3,600	100,433

		836,573

HONG KONG — 8.1%
China Mobile, Ltd.	21,355	235,031
China Unicom (Hong Kong), Ltd.	20,000	33,900
CNOOC, Ltd.	63,362	130,250

		399,181

INDIA — 2.8%
ICICI Bank, Ltd. ADR	1,511	52,688
Infosys Technologies, Ltd. ADR	1,527	87,085

		139,773

MEXICO — 4.7%
America Movil SAB de CV, ADR, Series L	7,034	174,654
Fomento Economico Mexicano SAB de CV, ADR	696	57,260

		231,914

RUSSIA — 11.2%
Gazprom OAO ADR	18,892	230,483
Lukoil OAO ADR	1,810	108,962
MMC Norilsk Nickel OJSC ADR	1,708	31,256
NovaTek OAO GDR	326	44,173
Sberbank of Russia ADR	7,654	98,277
Uralkali OJSC GDR	1,000	37,710

		550,861

SOUTH AFRICA — 9.3%
AngloGold Ashanti, Ltd.	1,355	49,860
Gold Fields, Ltd.	2,594	35,490
Impala Platinum Holdings, Ltd.	1,812	35,676
MTN Group, Ltd.	6,015	105,823
Naspers, Ltd.	1,371	76,995
Sasol, Ltd.	1,940	93,656
Standard Bank Group, Ltd.	4,223	61,277

		458,777

SOUTH KOREA — 19.3%
Hyundai Heavy Industries Co., Ltd	148	41,995
Hyundai Mobis	240	60,686
Hyundai Motor Co.	539	110,840
KB Financial Group, Inc. ADR	1,300	47,710
Kia Motors Corp.	841	55,000
LG Chem Ltd.	162	52,901
POSCO ADR	930	77,841
Samsung Electronics Co., Ltd. GDR	784	443,352
Shinhan Financial Group Co., Ltd. ADR (a)	758	58,442

		948,767

TAIWAN — 11.3%
China Steel Corp.	40,000	40,861
Chunghwa Telecom Co., Ltd. ADR	1,364	41,957
Formosa Plastics Corp.	14,000	41,220
Hon Hai Precision Industry Co., Ltd. GDR	16,108	125,642
HTC Corp.	2,000	40,455
Taiwan Semiconductor Manufacturing Co., Ltd. ADR	17,464	266,850

		556,985

TOTAL COMMON STOCKS —
(Cost $4,983,666)		4,905,457

SHORT TERM INVESTMENT — 0.0% (b)
UNITED STATES — 0.0% (b)
MONEY MARKET FUND — 0.0% (b)
State Street Institutional Liquid Reserves Fund 0.23% (c)(d) (Cost $1,548)	1,548	1,548

TOTAL INVESTMENTS — 99.6%
(Cost $4,985,214)		4,907,005
OTHER ASSETS & LIABILITIES — 0.4%		21,537

NET ASSETS — 100.0%		$4,928,542

(a)	Non-income producing security.
(b)	Amount shown represents less than 0.05% of net assets.
(c)	Affiliated Fund managed by SSgA Funds Management, Inc. (Note 3)
(d)	The rate shown is the annualized seven-day yield at period end.
ADR = American Depositary Receipt
GDR = Global Depositary Receipt

See accompanying notes to financial statements.

SPDR Russell/Nomura PRIME Japan ETF
SCHEDULE OF INVESTMENTS
March 31, 2012 (Unaudited)

Security Description	Shares	Value

COMMON STOCKS — 98.9%
AIR FREIGHT & LOGISTICS — 0.4%
Yamato Holdings Co., Ltd.	3,780	$58,747

AIRLINES — 0.2%
All Nippon Airways Co., Ltd. (a)	10,000	30,379

AUTO COMPONENTS — 2.9%
Aisin Seiki Co., Ltd. (a)	1,168	41,244
Bridgestone Corp.	3,803	92,701
Denso Corp. (a)	2,647	88,936
FCC Co., Ltd. (a)	984	22,108
Futaba Industrial Co., Ltd. (a)	408	2,315
Keihin Corp. (a)	556	10,350
NGK Spark Plug Co., Ltd.	2,160	30,998
NHK Spring Co., Ltd.	340	3,677
Nifco, Inc. (a)	1,028	28,256
Nissin Kogyo Co., Ltd. (a)	616	10,113
NOK Corp. (a)	1,016	22,222
Showa Corp. (b)	2,012	16,625
Stanley Electric Co., Ltd.	644	10,291
Sumitomo Rubber Industries, Inc.	1,808	24,145
Tokai Rika Co., Ltd.	20	345
Toyo Tire & Rubber Co., Ltd.	3,851	10,810
Toyota Industries Corp.	1,172	35,547

		450,683

AUTOMOBILES — 7.9%
Daihatsu Motor Co., Ltd.	464	8,548
Fuji Heavy Industries, Ltd. (a)	4,347	35,127
Honda Motor Co., Ltd. (a)	9,574	365,882
Isuzu Motors, Ltd.	9,651	56,877
Mazda Motor Corp. (b)	6,123	10,788
Mitsubishi Motors Corp. (a)(b)	26,173	29,896
Nissan Motor Co., Ltd. (a)	13,562	145,186
Suzuki Motor Corp.	2,192	52,659
Toyota Motor Corp. (a)	11,677	506,554
Yamaha Motor Co., Ltd. (a)	1,216	16,387

		1,227,904

BEVERAGES — 1.2%
Asahi Breweries, Ltd.	2,584	57,555
Ito En, Ltd. (a)	1,556	28,078
Kirin Holdings Co., Ltd.	6,207	80,779
Takara Holdings, Inc. (a)	2,479	16,959

		183,371

BUILDING PRODUCTS — 1.1%
Aica Kogyo Co., Ltd.	284	4,100
Asahi Glass Co., Ltd.	6,299	53,732
Daikin Industries, Ltd. (a)	1,432	39,204
JS Group Corp.	1,772	37,315
Nippon Sheet Glass Co., Ltd. (a)	6,000	9,259
TOTO, Ltd. (a)	4,444	33,643

		177,253

CAPITAL MARKETS — 1.1%
Daiwa Securities Group, Inc.	8,482	33,703
Jafco Co., Ltd. (a)	212	5,170
Nomura Holdings, Inc. (a)	21,176	94,179
Okasan Securities Group, Inc. (a)	2,107	8,935
SBI Holdings, Inc. (a)(b)	158	14,995
Tokai Tokyo Financial Holdings, Inc. (a)	3,967	14,895

		171,877

CHEMICALS — 4.4%
Asahi Kasei Corp. (a)	5,859	36,381
Daicel Chemical Industries, Ltd. (a)	2,055	13,310
DIC Corp. (a)	6,391	12,969
Hitachi Chemical Co., Ltd. (a)	976	17,671
JSR Corp. (a)	1,360	27,532
Kaneka Corp. (a)	2,224	13,485
Kansai Paint Co., Ltd. (a)	2,092	21,226
Kuraray Co., Ltd. (a)	2,971	42,275
Mitsubishi Chemical Holdings Corp.	6,123	32,886
Mitsubishi Gas Chemical Co., Inc. (a)	2,268	15,240
Mitsui Chemicals, Inc. (a)	5,843	17,821
Nissan Chemical Industries, Ltd. (a)	2,816	26,588
Nitto Denko Corp.	784	31,772
Shin-Etsu Chemical Co., Ltd.	2,420	140,563
Showa Denko K.K.	7,723	17,643
Sumitomo Chemical Co., Ltd. (a)	9,674	41,379
Taiyo Nippon Sanso Corp.	4,180	29,663
Teijin, Ltd.	6,367	21,508
Tokai Carbon Co., Ltd.	1,828	9,796
Toray Industries, Inc. (a)	7,758	57,882
Tosoh Corp.	5,599	15,648
Ube Industries, Ltd.	9,543	26,091
Zeon Corp. (a)	2,132	19,871

		689,200

COMMERCIAL BANKS — 9.1%
Chuo Mitsui Trust Holdings, Inc.	19,981	64,099
Fukuoka Financial Group, Inc.	6,000	26,757
Hokuhoku Financial Group, Inc. (a)	9,658	18,543
Mitsubishi UFJ Financial Group, Inc. (a)	79,700	399,009
Mizuho Financial Group, Inc. (a)	138,100	226,545
Resona Holdings, Inc.	3,200	14,815
Shinsei Bank, Ltd.	9,726	12,764
Sumitomo Mitsui Financial Group, Inc. (a)	8,000	264,706
Suruga Bank, Ltd.	496	5,093
The 77 Bank, Ltd.	3,803	16,867
The Awa Bank, Ltd.	3,731	23,031
The Bank of Kyoto, Ltd.	1,916	17,485
The Bank of Yokohama, Ltd.	7,947	39,979
The Chiba Bank, Ltd.	6,063	38,900
The Chugoku Bank, Ltd.	1,504	20,451
The Hachijuni Bank, Ltd.	5,719	33,913
The Hiroshima Bank, Ltd. (a)	5,811	26,691
The Hyakugo Bank, Ltd.	4,147	19,199
The Iyo Bank, Ltd.	1,180	10,510
The Joyo Bank, Ltd. (a)	4,155	19,135
The Juroku Bank, Ltd.	5,883	20,374
The Musashino Bank, Ltd.	420	14,535
The Nanto Bank, Ltd. (a)	2,391	11,360
The Nishi-Nippon City Bank, Ltd.	7,799	22,176
The Shizuoka Bank, Ltd. (a)	2,363	24,464
Yamaguchi Financial Group, Inc.	2,076	18,970

		1,410,371

See accompanying notes to financial statements.

SPDR Russell/Nomura PRIME Japan ETF
SCHEDULE OF INVESTMENTS (continued)
March 31, 2012 (Unaudited)

Security Description	Shares	Value

COMMERCIAL SERVICES & SUPPLIES — 1.1%
Aeon Delight Co., Ltd.	200	$4,238
Dai Nippon Printing Co., Ltd. (a)	3,739	38,437
Daiseki Co., Ltd.	400	7,451
Nissha Printing Co., Ltd. (a)(b)	236	3,106
Park24 Co., Ltd. (a)	1,000	13,549
Secom Co., Ltd. (a)	1,368	67,324
Toppan Printing Co., Ltd. (a)	4,299	33,746

		167,851

COMMUNICATIONS EQUIPMENT — 0.0% (c)
Aiphone Co., Ltd.	200	3,833

COMPUTERS & PERIPHERALS — 1.3%
Fujitsu, Ltd.	10,498	55,618
NEC Corp. (a)(b)	11,918	25,054
Seiko Epson Corp. (a)	1,376	19,396
Toshiba Corp. (a)	23,633	104,531

		204,599

CONSTRUCTION & ENGINEERING — 1.4%
Chiyoda Corp.	1,688	21,558
COMSYS Holdings Corp. (a)	2,000	21,775
JGC Corp.	1,760	54,856
Kajima Corp. (a)	7,595	23,257
Maeda Corp. (a)	5,855	25,897
Obayashi Corp. (a)	5,679	24,912
Shimizu Corp. (a)	5,559	22,427
Taisei Corp. (a)	9,995	26,234

		220,916

CONSTRUCTION MATERIALS — 0.1%
Taiheiyo Cement Corp. (a)	9,607	21,480

CONSUMER FINANCE — 0.3%
Acom Co., Ltd. (b)	22	494
Aeon Credit Service Co., Ltd. (a)	1,040	16,454
Credit Saison Co., Ltd.	1,364	27,762
Orient Corp. (b)	4,001	4,522

		49,232

CONTAINERS & PACKAGING — 0.1%
Toyo Seikan Kaisha, Ltd.	1,048	15,116

DISTRIBUTORS — 0.1%
Canon Marketing Japan, Inc.	992	12,790

DIVERSIFIED CONSUMER SERVICES — 0.2%
Benesse Holdings, Inc.	628	31,478

DIVERSIFIED FINANCIAL SERVICES — 0.4%
ORIX Corp. (a)	616	59,134

DIVERSIFIED TELECOMMUNICATION SERVICES — 1.5%
Nippon Telegraph & Telephone Corp.	5,200	237,268

ELECTRIC UTILITIES — 2.3%
Chubu Electric Power Co., Inc.	3,963	71,945
Hokkaido Electric Power Co., Inc. (a)	1,228	18,130
Hokuriku Electric Power Co.	1,412	25,668
Kyushu Electric Power Co., Inc. (a)	2,376	34,040
Shikoku Electric Power Co., Inc. (a)	1,572	44,565
The Chugoku Electric Power Co., Inc. (a)	1,648	30,779
The Kansai Electric Power Co., Inc. (a)	4,811	74,946
The Okinawa Electric Power Co., Inc.	36	1,496
The Tokyo Electric Power Co., Inc. (a)(b)	8,567	21,653
Tohoku Electric Power Co., Inc. (a)(b)	2,843	32,612

		355,834

ELECTRICAL EQUIPMENT — 1.9%
Fuji Electric Holdings Co., Ltd. (a)	6,099	16,156
Fujikura, Ltd. (a)	4,107	13,774
Furukawa Electric Co., Ltd.	3,899	10,423
Mitsubishi Electric Corp.	11,974	106,507
Nidec Corp. (a)	764	69,999
Sumitomo Electric Industries, Ltd.	3,787	52,138
Tatsuta Electric Wire and Cable Co., Ltd. (a)	2,000	12,078
Ushio, Inc.	1,036	14,641

		295,716

ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS — 5.5%
Alps Electric Co., Ltd. (a)	1,768	15,640
Citizen Holdings Co., Ltd.	3,003	19,121
FUJIFILM Holdings Corp.	2,827	66,677
Hamamatsu Photonics K.K. (a)	768	29,163
Hirose Electric Co., Ltd. (a)	408	43,083
Hitachi, Ltd.	25,933	167,330
Horiba, Ltd.	404	13,923
Hoya Corp. (a)	2,632	59,456
Ibiden Co., Ltd. (a)	996	25,622
Keyence Corp. (a)	264	62,427
Kyocera Corp. (a)	992	91,371
Murata Manufacturing Co., Ltd. (a)	1,228	73,192
Nippon Electric Glass Co., Ltd. (a)	3,548	30,998
Oki Electric Industry Co., Ltd. (a)(b)	12,166	18,479
Omron Corp.	1,380	29,849
Shimadzu Corp. (a)	2,312	20,986
TDK Corp. (a)	996	56,762
Yaskawa Electric Corp.	1,604	15,164
Yokogawa Electric Corp. (a)	1,964	19,975

		859,218

FOOD & STAPLES RETAILING — 2.0%
Aeon Co., Ltd. (a)	4,403	58,211
Cawachi, Ltd.	448	10,692
FamilyMart Co., Ltd.	952	40,488
Izumiya Co., Ltd.	3,740	20,360
Lawson, Inc.	400	25,324
Seven & I Holdings Co., Ltd.	4,439	132,585
UNY Co., Ltd.	2,000	21,775

		309,435

FOOD PRODUCTS — 1.1%
Ajinomoto Co., Inc. (a)	4,003	50,490
Hokuto Corp.	400	8,472
Kikkoman Corp. (a)	2,256	26,235
MEIJI Holdings Co., Ltd.	400	17,571
Nissin Foods Holding Co., Ltd. (a)	640	24,070
Sakata Seed Corp.	1,584	22,135
Yakult Honsha Co., Ltd. (a)	564	19,498

		168,471

See accompanying notes to financial statements.

SPDR Russell/Nomura PRIME Japan ETF
SCHEDULE OF INVESTMENTS (continued)
March 31, 2012 (Unaudited)

Security Description	Shares	Value

GAS UTILITIES — 0.9%
Osaka Gas Co., Ltd. (a)	12,150	$49,016
Saibu Gas Co., Ltd.	10,273	27,838
Tokyo Gas Co., Ltd. (a)	13,873	65,745

		142,599

HEALTH CARE EQUIPMENT & SUPPLIES — 0.7%
Nakanishi, Inc.	200	21,265
Olympus Corp. (a)	1,042	17,144
Sysmex Corp. (a)	400	16,234
Terumo Corp. (a)	956	45,944

		100,587

HEALTH CARE PROVIDERS & SERVICES — 0.4%
Medipal Holdings Corp.	1,192	15,527
Miraca Holdings, Inc.	636	24,962
Suzuken Co., Ltd. (a)	632	19,599

		60,088

HOTELS, RESTAURANTS & LEISURE — 0.3%
Oriental Land Co., Ltd. (a)	404	43,544
Round One Corp. (a)	800	5,308

		48,852

HOUSEHOLD DURABLES — 2.7%
Casio Computer Co., Ltd. (a)	2,248	16,144
Funai Electric Co., Ltd.	395	8,904
Haseko Corp. (b)	9,139	7,440
Panasonic Corp. (a)	13,381	123,737
Pioneer Corp. (a)(b)	2,360	12,130
Sangetsu Co., Ltd.	176	4,677
Sekisui Chemical Co., Ltd.	2,079	18,139
Sekisui House, Ltd.	3,679	36,256
Sharp Corp. (a)	5,519	40,506
Sony Corp.	6,811	141,029
Sumitomo Forestry Co., Ltd. (a)	1,368	12,517

		421,479

HOUSEHOLD PRODUCTS — 0.2%
Unicharm Corp. (a)	632	33,560

INDEPENDENT POWER PRODUCERS & ENERGY TRADERS — 0.2%
Electric Power Development Co., Ltd. (a)	840	22,905

INDUSTRIAL CONGLOMERATES — 0.3%
Keihan Electric Railway Co., Ltd. (a)	5,747	27,515
Nisshinbo Holdings, Inc.	1,584	15,071

		42,586

INSURANCE — 2.4%
MS&AD Insurance Group Holdings, Inc. (a)	3,636	75,066
NKSJ Holdings, Inc. (a)	2,000	44,960
Sony Financial Holdings, Inc.	1,600	28,580
T&D Holdings, Inc. (a)	4,200	48,944
The Dai-ichi Life Insurance Co., Ltd. (a)	42	58,334
Tokio Marine Holdings, Inc. (a)	4,447	122,719

		378,603

INTERNET & CATALOG RETAIL — 0.3%
Rakuten, Inc.	50	52,676

INTERNET SOFTWARE & SERVICES — 0.5%
DeNA Co., Ltd. (a)	800	22,290
Gree, Inc. (a)	600	15,231
Internet Initiative Japan, Inc.	3	10,794
Yahoo! Japan Corp. (a)	104	33,843

		82,158

IT SERVICES — 0.7%
IT Holdings Corp.	832	9,786
Itochu Techno-Solutions Corp. (a)	608	27,373
NET One Systems Co., Ltd. (a)	2,000	24,522
Nomura Research Institute, Ltd. (a)	300	7,484
NTT Data Corp. (a)	8	28,279
Otsuka Corp.	12	981
SCSK Corp.	100	1,594
TKC Corp.	400	8,778

		108,797

LEISURE EQUIPMENT & PRODUCTS — 1.4%
Namco Bandai Holdings, Inc.	2,232	32,383
Nikon Corp. (a)	1,840	56,165
Roland Corp.	200	2,139
Sankyo Co., Ltd.	640	31,574
Sega Sammy Holdings, Inc.	2,031	42,794
Shimano, Inc. (a)	592	35,860
Yamaha Corp.	1,192	12,428

		213,343

MACHINERY — 6.1%
Amada Co., Ltd.	1,527	10,354
Amano Corp.	1,236	11,550
FANUC Corp. (a)	1,180	210,491
Glory, Ltd.	1,044	22,974
IHI Corp. (a)	10,311	26,186
JTEKT Corp.	1,408	16,955
Kawasaki Heavy Industries, Ltd. (a)	7,978	24,527
Komatsu, Ltd. (a)	5,439	155,910
Komori Corp. (a)	788	6,827
Kubota Corp. (a)	3,663	35,386
Kurita Water Industries, Ltd. (a)	976	24,052
Makita Corp.	976	39,374
Minebea Co., Ltd. (a)	2,255	9,892
Mitsubishi Heavy Industries, Ltd.	19,676	95,876
Mitsui Engineering & Shipbuilding Co., Ltd. (a)	7,567	13,241
Mori Seiki Co., Ltd. (a)	968	10,010
NGK Insulators, Ltd.	2,320	33,294
NSK, Ltd. (a)	2,463	19,065
NTN Corp.	2,495	10,611
OKUMA Corp.	1,648	13,697
OSG Corp. (a)	1,012	15,396
SMC Corp. (a)	420	67,163
Sodick Co., Ltd.	1,800	9,908
Sumitomo Heavy Industries, Ltd. (a)	3,795	21,213
Takuma Co., Ltd. (a)	2,000	10,013
The Japan Steel Works, Ltd.	1,708	11,768
THK Co., Ltd. (a)	1,000	20,451
Toshiba Machine Co., Ltd.	1,944	9,898

		956,082

See accompanying notes to financial statements.

SPDR Russell/Nomura PRIME Japan ETF
SCHEDULE OF INVESTMENTS (continued)
March 31, 2012 (Unaudited)

Security Description	Shares	Value

MARINE — 0.4%
Kawasaki Kisen Kaisha, Ltd. (a)(b)	5,759	$12,736
Mitsui OSK Lines, Ltd. (a)	4,491	19,646
Nippon Yusen KK (a)	7,995	25,259

		57,641

MEDIA — 0.6%
CyberAgent, Inc. (a)	4	10,499
Dentsu, Inc. (a)	1,600	51,250
Jupiter Telecommunications Co.	8	8,059
Toho Co., Ltd. (a)	1,352	24,955

		94,763

METALS & MINING — 2.7%
Daido Steel Co., Ltd. (a)	2,199	15,311
Dowa Holdings Co., Ltd.	1,767	11,809
JFE Holdings, Inc. (a)	3,047	65,831
Kobe Steel, Ltd. (a)	17,645	28,731
Mitsubishi Materials Corp.	8,027	25,555
Mitsubishi Steel Manufacturing Co., Ltd.	4,000	13,755
Mitsui Mining & Smelting Co., Ltd. (a)	5,839	16,532
Nippon Steel Corp.	27,755	76,559
Nisshin Steel Co., Ltd. (a)	5,951	10,052
Sumitomo Metal Industries, Ltd.	24,340	49,393
Sumitomo Metal Mining Co., Ltd.	3,575	50,522
Toho Zinc Co., Ltd. (a)	4,000	18,130
Tokyo Steel Manufacturing Co., Ltd. (a)	1,044	9,274
Topy Industries, Ltd.	5,000	15,615
Yodogawa Steel Works, Ltd.	3,963	17,384

		424,453

MULTILINE RETAIL — 0.7%
Isetan Mitsukoshi Holdings, Ltd. (a)	2,441	28,831
J Front Retailing Co., Ltd. (a)	3,778	21,209
Marui Group Co., Ltd. (a)	2,616	21,934
Ryohin Keikaku Co., Ltd. (a)	236	12,274
Takashimaya Co., Ltd. (a)	2,332	19,468
The Daiei, Inc. (a)(b)	1,402	4,583

		108,299

OFFICE ELECTRONICS — 2.8%
Brother Industries, Ltd.	1,832	24,977
Canon, Inc.	7,058	335,340
Konica Minolta Holdings, Inc. (a)	4,075	35,801
Ricoh Co., Ltd. (a)	3,555	34,774

		430,892

OIL, GAS & CONSUMABLE FUELS — 1.1%
Cosmo Oil Co., Ltd. (a)	5,927	16,565
Inpex Corp.	8	54,341
JX Holdings, Inc. (a)	14,500	90,388
TonenGeneral Sekiyu K.K.	1,547	14,324

		175,618

PAPER & FOREST PRODUCTS — 0.3%
Nippon Paper Group, Inc. (a)	800	16,749
OJI Paper Co., Ltd. (a)	5,839	28,381

		45,130

PERSONAL PRODUCTS — 0.9%
Kao Corp. (a)	3,239	85,487
Mandom Corp. (a)	1,016	25,630
Shiseido Co., Ltd. (a)	1,832	31,789

		142,906

PHARMACEUTICALS — 4.8%
Astellas Pharma, Inc. (a)	2,771	114,483
Chugai Pharmaceutical Co., Ltd.	1,616	29,966
Daiichi Sankyo Co., Ltd. (a)	4,051	74,232
Dainippon Sumitomo Pharma Co., Ltd. (a)	960	10,230
Eisai Co., Ltd. (a)	1,540	61,566
Hisamitsu Pharmaceutical Co., Inc.	404	19,268
Kissei Pharmaceutical Co., Ltd.	1,000	19,697
Kyowa Hakko Kirin Co., Ltd.	1,833	20,492
Mitsubishi Tanabe Pharma Corp.	2,000	28,216
Mochida Pharmaceutical Co., Ltd.	2,000	23,720
Nichi-iko Pharmaceutical Co., Ltd. (a)	200	4,421
Ono Pharmaceutical Co., Ltd. (a)	432	24,200
Santen Pharmaceutical Co., Ltd.	956	41,065
Seikagaku Corp.	800	8,973
Shionogi & Co., Ltd. (a)	1,996	27,747
Taisho Pharmaceutical Holdings Co. Ltd.	300	24,461
Takeda Pharmaceutical Co., Ltd. (a)	4,655	206,179
Torii Pharmaceutical Co., Ltd.	200	3,781
Tsumura & Co.	100	2,905

		745,602

PROFESSIONAL SERVICES — 0.1%
Meitic Corp. (a)	812	16,468

REAL ESTATE MANAGEMENT & DEVELOPMENT — 3.0%
Daikyo, Inc.	4,256	11,585
Daito Trust Construction Co., Ltd. (a)	564	50,921
Daiwa House Industry Co., Ltd.	4,363	58,000
Heiwa Real Estate Co., Ltd.	4,856	13,277
Leopalace21 Corp. (a)(b)	1,044	3,565
Mitsubishi Estate Co., Ltd. (a)	7,111	127,539
Mitsui Fudosan Co., Ltd.	5,923	113,933
Sumitomo Realty & Development Co., Ltd.	1,843	44,678
Tokyo Tatemono Co., Ltd. (b)	3,540	14,410
Tokyu Land Corp. (a)	5,664	27,874

		465,782

ROAD & RAIL — 3.9%
Central Japan Railway Co. (a)	10	82,873
East Japan Railway Co. (a)	2,200	139,279
Hankyu Hanshin Holdings, Inc.	8,486	37,225
Keikyu Corp. (a)	4,355	38,314
Keisei Electric Railway Co., Ltd. (a)	2,147	16,697
Kintetsu Corp. (a)	12,038	46,078
Nagoya Railroad Co., Ltd.	8,362	23,167
Nankai Electric Railway Co., Ltd.	6,111	26,139
Nippon Express Co., Ltd.	7,555	29,653
Odakyu Electric Railway Co., Ltd. (a)	2,483	23,594
Sotetsu Holdings, Inc.	8,254	25,977
Tobu Railway Co., Ltd. (a)	6,007	32,044
Tokyu Corp. (a)	6,391	30,520
West Japan Railway Co. (a)	1,400	56,565

		608,125

See accompanying notes to financial statements.

SPDR Russell/Nomura PRIME Japan ETF
SCHEDULE OF INVESTMENTS (continued)
March 31, 2012 (Unaudited)

Security Description	Shares	Value

SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT — 1.1%
Advantest Corp. (a)	1,216	$19,268
Dainippon Screen Manufacturing Co., Ltd.	364	3,295
Disco Corp. (a)	384	21,348
Rohm Co., Ltd.	576	28,592
Sanken Electric Co., Ltd. (a)	2,404	11,480
Shinko Electric Industries Co., Ltd. (a)	592	5,813
Sumco Corp. (a)(b)	1,046	12,799
Tokyo Electron, Ltd.	1,040	59,838

		162,433

SOFTWARE — 1.0%
Konami Corp. (a)	792	22,578
Nintendo Co., Ltd. (a)	648	98,033
NSD Co., Ltd. (a)	832	7,734
Square Enix Holdings Co., Ltd. (a)	796	16,811
Trend Micro, Inc. (a)	368	11,371

		156,527

SPECIALTY RETAIL — 1.6%
Aoyama Trading Co., Ltd.	984	20,984
Autobacs Seven Co., Ltd.	180	8,727
Fast Retailing Co., Ltd.	176	40,335
Hikari Tsushin, Inc.	184	5,438
Nitori Holding Co., Ltd.	210	19,087
Sanrio Co., Ltd. (a)	448	17,584
Shimachu Co., Ltd. (a)	984	23,316
Shimamura Co., Ltd.	232	26,105
USS Co., Ltd.	400	40,780
Yamada Denki Co., Ltd. (a)	600	37,694

		240,050

TEXTILES, APPAREL & LUXURY GOODS — 0.5%
Asics Corp. (a)	2,064	23,475
Gunze, Ltd. (a)	4,223	12,418
Onward Holdings Co., Ltd.	1,580	12,960
The Japan Wool Textile Co., Ltd.	2,031	15,918
Toyobo Co., Ltd.	8,302	11,904

		76,675

TOBACCO — 1.1%
Japan Tobacco, Inc.	30	169,877

TRADING COMPANIES & DISTRIBUTORS — 4.8%
Hanwa Co., Ltd.	2,207	10,084
Inaba Denki Sangyo Co., Ltd.	956	28,856
ITOCHU Corp. (a)	8,566	93,992
Iwatani Corp.	6,451	21,635
Kanematsu Corp. (b)	19,000	22,857
Marubeni Corp. (a)	10,402	75,460
Mitsubishi Corp. (a)	7,607	177,477
Mitsui & Co., Ltd. (a)	10,002	164,928
Sojitz Corp. (a)	8,428	15,157
Sumitomo Corp. (a)	6,375	92,648
Toyota Tsusho Corp.	1,039	21,274
Yamazen Corp.	2,800	23,476

		747,844

TRANSPORTATION INFRASTRUCTURE — 0.3%
Kamigumi Co., Ltd.	2,395	19,935
Mitsubishi Logistics Corp. (a)	2,216	26,308

		46,243

WIRELESS TELECOMMUNICATION SERVICES — 2.5%
KDDI Corp. (a)	18	117,237
NTT DoCoMo, Inc. (a)	88	146,925
Softbank Corp. (a)	4,415	131,279

		395,441

TOTAL COMMON STOCKS —
(Cost $17,601,038)		15,387,240

SHORT TERM INVESTMENTS — 28.4%
UNITED STATES — 28.4%
MONEY MARKET FUNDS — 28.4%
State Street Navigator Securities Lending Prime Portfolio (d)(e)	4,422,083	4,422,083
State Street Institutional Liquid Reserves Fund 0.23% (e)(f)	3,244	3,244

TOTAL SHORT TERM INVESTMENTS —
(Cost $4,425,327)		4,425,327

TOTAL INVESTMENTS — 127.3%
(Cost $22,026,365)		19,812,567
OTHER ASSETS & LIABILITIES — (27.3)%		(4,245,817)

NET ASSETS — 100.0%		$15,566,750

(a)	A portion of the security was on loan at March 31, 2012.
(b)	Non-income producing security.
(c)	Amount shown represents less than 0.05% of net assets.
(d)	Investments of cash collateral for securities loaned.
(e)	Affiliated Fund managed by SSgA Funds Management, Inc. (Note 3)
(f)	The rate shown is the annualized seven-day yield at period end.

See accompanying notes to financial statements.

SPDR Russell/Nomura Small Cap Japan ETF
SCHEDULE OF INVESTMENTS
March 31, 2012 (Unaudited)

Security Description	Shares	Value

COMMON STOCKS — 99.0%
JAPAN — 99.0%
AIR FREIGHT & LOGISTICS — 0.3%
Kintetsu World Express, Inc.	9,100	$318,906

AIRLINES — 0.1%
Skymark Airlines, Inc.	10,400	90,105

AUTO COMPONENTS — 5.2%
Ahresty Corp.	9,700	84,748
Exedy Corp.	7,300	209,256
FCC Co., Ltd. (a)	13,013	292,375
Futaba Industrial Co., Ltd. (a)	17,994	102,111
Kayaba Industry Co., Ltd. (a)	38,902	237,775
Keihin Corp. (a)	13,241	246,494
Musashi Seimitsu Industry Co., Ltd.	24,152	578,744
Nissan Shatai Co., Ltd. (a)	45,000	473,540
Nissin Kogyo Co., Ltd. (a)	16,234	266,506
Press Kogyo Co., Ltd.	37,569	255,193
Showa Corp. (b)	21,139	174,671
Takata Corp. (a)	17,700	474,251
Tokai Rika Co., Ltd.	13,400	231,054
Topre Corp.	23,234	245,341
Toyo Tire & Rubber Co., Ltd.	54,372	152,621
Toyoda Gosei Co., Ltd. (a)	11,600	227,081
Toyota Boshoku Corp. (a)	12,700	150,619
TS Tech Co., Ltd.	11,700	230,744
Unipres Corp.	11,800	367,213

		5,000,337

BEVERAGES — 0.9%
Ito En, Ltd. (a)	16,900	304,958
Mikuni Coca-Cola Bottling Co., Ltd. (a)	38,045	326,846
Sapporo Holdings, Ltd. (a)	54,000	200,790

		832,594

BIOTECHNOLOGY — 0.3%
OncoTherapy Science, Inc. (a)(b)	120	201,665
Sosei Group Corp. (b)	79	113,083

		314,748

BUILDING PRODUCTS — 2.3%
Aica Kogyo Co., Ltd.	22,519	325,081
Bunka Shutter Co., Ltd.	72,577	264,574
Central Glass Co., Ltd. (a)	73,309	323,363
Nichias Corp. (a)	39,000	217,049
Nitto Boseki Co., Ltd. (a)	80,020	315,043
Noritz Corp.	9,565	182,478
Sankyo-Tateyama Holdings, Inc. (b)	166,467	291,284
Sanwa Holdings Corp.	84,910	333,264

		2,252,136

CAPITAL MARKETS — 1.5%
Jafco Co., Ltd. (a)	13,700	334,114
Matsui Securities Co., Ltd (a)	22,800	147,669
Monex Group, Inc. (a)	1,283	282,184
Okasan Securities Group, Inc. (a)	45,447	192,733
Tokai Tokyo Financial Holdings, Inc.	81,721	306,845
Toyo Securities Co., Ltd. (a)	71,457	197,973

		1,461,518

CHEMICALS — 5.3%
ADEKA Corp.	33,413	319,128
Asahi Organic Chemicals Industry Co., Ltd.	53,540	144,430
C. Uyemura & Co., Ltd.	3,376	132,915
Daiichi Kigenso Kagaku-Kogyo Co., Ltd. (a)	4,300	154,454
Fujikura Kasei Co., Ltd.	29,138	152,603
Fujimi, Inc. (a)	9,073	113,667
Ishihara Sangyo Kaisha, Ltd. (a)(b)	159,811	163,122
Japan Pure Chemical Co., Ltd.	161	417,491
Kureha Corp.	42,000	203,123
Lintec Corp.	16,908	344,755
New Japan Chemical Co., Ltd.	9,400	67,392
Nippon Soda Co., Ltd.	44,065	202,936
Nippon Valqua Industries, Ltd.	50,025	141,635
NOF Corp.	56,731	277,813
Okamoto Industries, Inc.	85,841	330,659
Sumitomo Bakelite Co., Ltd. (a)	51,000	270,199
Taiyo Holdings Co., Ltd. (a)	11,300	304,830
Toagosei Co., Ltd.	76,000	351,856
Tokai Carbon Co., Ltd.	51,542	276,202
Tokyo Ohka Kogyo Co., Ltd. (a)	19,900	453,883
Toyo Ink Manufacturing Co., Ltd.	55,000	227,899

		5,050,992

COMMERCIAL BANKS — 8.4%
Bank of the Ryukyus, Ltd. (a)	16,881	230,769
Kansai Urban Banking Corp. (a)	138,000	211,289
Kiyo Holdings, Inc.	253,754	379,267
Sapporo Hokuyo Holdings, Inc. (a)	81,000	300,201
Seven Bank, Ltd. (a)	100	220
The 77 Bank, Ltd.	48,000	212,893
The Aichi Bank, Ltd.	7,749	470,806
The Bank of Iwate, Ltd. (a)	8,356	380,764
The Bank of Nagoya, Ltd.	48,000	173,231
The Bank of Okinawa, Ltd.	7,500	336,290
The Daishi Bank, Ltd.	83,000	293,493
The Fukushima Bank, Ltd. (a)	350,478	289,598
The Higo Bank, Ltd.	51,000	303,664
The Hokkoku Bank, Ltd. (a)	50,000	188,954
The Hyakugo Bank, Ltd.	81,000	375,005
The Hyakujushi Bank, Ltd.	72,000	336,837
The Juroku Bank, Ltd.	85,000	294,368
The Kagoshima Bank, Ltd.	44,000	282,302
The Keiyo Bank, Ltd.	58,000	279,798
The Musashino Bank, Ltd.	9,700	335,690
The Nagano Bank, Ltd.	124,534	245,149
The Nanto Bank, Ltd. (a)	56,000	266,067
The Shikoku Bank, Ltd.	88,000	331,490
The Shimizu Bank, Ltd.	6,300	249,948
The Taiko Bank, Ltd. (a)	86,000	269,615
The Tochigi Bank, Ltd.	44,846	167,842
The Tokyo Tomin Bank, Ltd.	12,505	151,649
The Yachiyo Bank, Ltd.	9,600	237,273
Tomato Bank, Ltd.	137,872	266,379
TOMONY Holdings, Inc.	44,605	217,889

		8,078,740

See accompanying notes to financial statements.

SPDR Russell/Nomura Small Cap Japan ETF
SCHEDULE OF INVESTMENTS (continued)
March 31, 2012 (Unaudited)

Security Description	Shares	Value

COMMERCIAL SERVICES & SUPPLIES — 2.2%
Aeon Delight Co., Ltd.	7,500	$158,940
Daiseki Co., Ltd.	10,893	202,916
Duskin Co., Ltd.	20,600	413,777
Moshi Moshi Hotline, Inc.	16,944	170,274
Nissha Printing Co., Ltd. (a)(b)	11,900	156,604
Okamura Corp.	36,884	258,159
Park24 Co., Ltd. (a)	29,185	395,422
Pilot Corp.	195	375,807

		2,131,899

COMMUNICATIONS EQUIPMENT — 1.0%
Aiphone Co., Ltd.	9,606	184,077
Denki Kogyo Co., Ltd.	43,303	220,475
Hitachi Kokusai Electric, Inc.	28,634	264,089
Icom, Inc.	11,000	268,400

		937,041

COMPUTERS & PERIPHERALS — 0.8%
Eizo Nanao Corp.	11,300	243,040
Melco Holdings, Inc.	6,500	165,314
Wacom Co., Ltd. (a)	152	320,088

		728,442

CONSTRUCTION & ENGINEERING — 4.2%
Chugai Ro Co., Ltd.	71,522	246,823
Kandenko Co., Ltd.	39,000	190,510
Kinden Corp.	41,924	325,529
Kyowa Exeo Corp. (a)	35,176	318,441
Kyudenko Corp.	48,657	287,348
Maeda Corp. (a)	57,158	252,816
Maeda Road Construction Co., Ltd.	33,000	412,625
Mirait Holdings Corp. (a)	29,200	213,957
Penta-Ocean Construction Co., Ltd. (a)	142,500	458,868
Sanki Engineering Co., Ltd.	31,196	169,447
SHO-BOND Holdings Co., Ltd. (a)	12,700	316,053
Taikisha, Ltd.	11,600	239,344
Toda Corp.	70,000	236,466
Tokyu Construction Co., Ltd.	68,412	176,236
Toyo Engineering Corp.	40,000	191,506

		4,035,969

CONSUMER FINANCE — 0.4%
Acom Co., Ltd. (b)	9,050	203,335
Aiful Corp. (a)(b)	27,750	57,999
Orient Corp. (b)	89,500	101,142

		362,476

CONTAINERS & PACKAGING — 1.0%
FP Corp. (a)	4,600	291,221
Fuji Seal International, Inc.	11,870	226,164
Taisei Lamick Co., Ltd. (a)	14,200	442,418

		959,803

DISTRIBUTORS — 0.2%
Canon Marketing Japan, Inc.	14,200	183,075

DIVERSIFIED FINANCIAL SERVICES — 1.0%
Century Tokyo Leasing Corp.	18,500	375,642
Fuyo General Lease Co., Ltd.	5,400	192,653
Japan Securities Finance Co., Ltd. (a)	29,019	168,906
Ricoh Leasing Co., Ltd.	9,167	214,207

		951,408

ELECTRIC UTILITIES — 0.4%
The Okinawa Electric Power Co., Inc.	8,300	344,930

ELECTRICAL EQUIPMENT — 2.0%
Daihen Corp. (a)	44,971	162,845
Futaba Corp. (a)	19,200	275,769
Hitachi Cable, Ltd. (a)(b)	58,000	164,919
Mabuchi Motor Co., Ltd. (a)	12,100	552,105
Nippon Carbon Co., Ltd.	47,000	133,070
Nippon Signal Co., Ltd.	22,500	141,351
Sinfonia Technology Co., Ltd. (a)	81,826	178,974
SWCC Showa Holdings Co., Ltd. (a)	142,075	136,387
Toyo Tanso Co., Ltd. (a)	5,200	198,092

		1,943,512

ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS — 4.1%
Daiwabo Holdings Co., Ltd.	42,635	95,844
ESPEC Corp. (a)	16,731	157,765
Hakuto Co., Ltd.	25,011	250,429
Hosiden Corp.	17,095	125,468
Japan Cash Machine Co., Ltd.	25,424	247,150
Koa Corp.	20,591	221,435
Maruwa Co., Ltd. (a)	3,200	142,900
Meiko Electronics Co., Ltd. (b)	3,900	56,869
Nichicon Corp. (a)	16,300	197,474
Nidec Sankyo Corp.	28,917	175,340
Nihon Dempa Kogyo Co., Ltd.	7,395	112,055
Nippon Ceramic Co., Ltd. (a)	8,623	147,532
Nippon Chemi-Con Corp. (a)(b)	36,432	146,091
Oki Electric Industry Co., Ltd. (a)(b)	205,000	311,380
Ryosan Co., Ltd. (a)	12,296	248,624
Ryoyo Electro Corp. (a)	25,804	295,682
Star Micronics Co., Ltd.	14,869	148,157
Taiyo Yuden Co., Ltd. (a)	27,500	294,732
Tokyo Electron Device, Ltd.	215	390,577
Topcon Corp. (a)	18,219	121,763
V Technology Co., Ltd.	22	77,633

		3,964,900

ENERGY EQUIPMENT & SERVICES — 0.4%
Japan Drilling Co., Ltd. (a)	6,900	219,086
Shinko Plantech Co., Ltd.	14,286	122,385

		341,471

FOOD & STAPLES RETAILING — 3.5%
Cawachi, Ltd.	9,535	227,556
Circle K Sunkus Co., Ltd.	22,798	490,616
Izumiya Co., Ltd.	43,933	239,164
Kato Sangyo Co., Ltd.	11,000	218,409
Matsumotokiyoshi Holdings Co., Ltd. (a)	13,000	283,553
Ministop Co., Ltd.	12,794	248,744
Sugi Pharmacy Co., Ltd. (a)	11,800	362,911
Sundrug Co., Ltd. (a)	9,700	301,744
Tsuruha Holdings, Inc.	5,500	325,810
Valor Co., Ltd. (a)	13,800	231,244

See accompanying notes to financial statements.

SPDR Russell/Nomura Small Cap Japan ETF
SCHEDULE OF INVESTMENTS (continued)
March 31, 2012 (Unaudited)

Security Description	Shares	Value

Yokohama Reito Co., Ltd.	51,880	$405,987

		3,335,738

FOOD PRODUCTS — 4.5%
Ariake Japan Co., Ltd. (a)	12,864	249,324
Calbee, Inc. (a)	5,100	261,213
Ezaki Glico Co., Ltd. (a)	29,000	349,924
Fuji Oil Co., Ltd.	18,500	264,591
Fujicco Co., Ltd.	22,657	278,343
Hokuto Corp.	13,821	292,727
Marudai Food Co., Ltd. (a)	118,417	461,898
Maruha Nichiro Holdings, Inc. (a)	130,000	229,054
Megmilk Snow Brand Co., Ltd. (a)	20,500	384,616
Mitsui Sugar Co., Ltd.	48,497	162,649
Morinaga Milk Industry Co., Ltd. (a)	55,000	217,206
Nakamuraya Co., Ltd. (a)	65,952	326,975
Nichirei Corp. (a)	70,000	330,032
Nippon Suisan Kaisha, Ltd. (a)	72,875	249,720
Riken Vitamin Co., Ltd. (a)	7,480	205,599

		4,263,871

GAS UTILITIES — 0.3%
Shizuoka Gas Co., Ltd.	42,319	303,913

HEALTH CARE EQUIPMENT & SUPPLIES — 1.4%
Asahi Intecc Co., Ltd. (a)	5,100	128,716
Fukuda Denshi Co., Ltd.	8,886	267,676
Nakanishi, Inc.	2,947	313,339
Nihon Kohden Corp.	9,700	261,197
Nipro Corp. (a)	23,400	175,440
Paramount Bed Holdings Co., Ltd.	5,700	168,794

		1,315,162

HEALTH CARE PROVIDERS & SERVICES — 0.5%
Message Co., Ltd.	84	252,832
Ship Healthcare Holdings, Inc.	12,800	263,792

		516,624

HEALTH CARE TECHNOLOGY — 0.2%
M3, Inc. (a)	59	215,080

HOTELS, RESTAURANTS & LEISURE — 2.7%
Accordia Golf Co., Ltd.	397	302,954
Doutor Nichires Holdings Co., Ltd.	16,375	216,689
MOS Food Services, Inc.	20,314	387,545
Ohsho Food Service Corp.	10,100	245,581
PGM Holdings K. K. (a)	195	132,693
Round One Corp. (a)	13,800	91,558
Tokyo Dome Corp. (a)(b)	71,085	246,178
Umenohana Co., Ltd.	274	607,631
Zensho Co., Ltd. (a)	29,646	366,005

		2,596,834

HOUSEHOLD DURABLES — 2.4%
Arnest One Corp.	20,600	230,794
Chofu Seisakusho Co., Ltd.	15,200	355,919
Clarion Co., Ltd. (a)(b)	47,000	126,217
Foster Electric Co. Ltd.	9,600	141,151
France Bed Holdings Co., Ltd. (a)	166,734	348,481
Funai Electric Co., Ltd.	9,700	218,646
Haseko Corp. (b)	304,000	247,500
JVC Kenwood Holdings, Inc. (a)(b)	18,100	80,718
Misawa Homes Holdings, Inc. (b)	20,566	216,918
Token Corp.	8,490	329,098

		2,295,442

HOUSEHOLD PRODUCTS — 0.2%
Pigeon Corp.	5,600	209,928

INDUSTRIAL CONGLOMERATES — 0.2%
Katakura Industries Co., Ltd.	17,380	160,928

INTERNET & CATALOG RETAIL — 0.5%
Senshukai Co., Ltd.	34,224	243,284
Start Today Co. Ltd. (a)	14,500	268,698

		511,982

INTERNET SOFTWARE & SERVICES — 1.1%
Access Co., Ltd. (b)	218	86,225
GMO Internet, Inc.	31,000	156,328
Internet Initiative Japan, Inc.	58	208,686
So-net Entertainment Corp.	63	232,341
Zappallas, Inc.	304	391,936

		1,075,516

IT SERVICES — 2.2%
Digital Garage, Inc. (a)(b)	50	131,539
Future Architect, Inc.	1,000	427,122
Ines Corp.	38,860	311,654
IT Holdings Corp.	20,637	242,744
Obic Co., Ltd.	2,101	428,395
Otsuka Corp.	3,900	318,938
SCSK Corp.	4,400	70,148
Transcosmos, Inc.	12,367	190,400

		2,120,940

LEISURE EQUIPMENT & PRODUCTS — 1.1%
Fields Corp.	98	163,145
Heiwa Corp. (a)	19,000	383,717
Roland Corp.	16,276	174,043
Tomy Co., Ltd.	22,000	161,735
Universal Entertainment Corp. (a)	7,400	166,892

		1,049,532

LIFE SCIENCES TOOLS & SERVICES — 0.3%
EPS Corp.	114	251,979

MACHINERY — 7.3%
Amano Corp.	24,732	231,107
Asahi Diamond Industrial Co., Ltd. (a)	21,742	256,270
CKD Corp.	18,005	143,305
Daifuku Co., Ltd.	35,681	208,116
Fuji Machine Manufacturing Co., Ltd.	9,771	196,500
Furukawa Co., Ltd. (a)(b)	127,280	123,731
Hitachi Zosen Corp. (a)	254,226	333,634
Hoshizaki Electric Co., Ltd. (a)	11,200	265,659
Iseki & Co., Ltd. (a)	41,000	105,122
Juki Corp. (a)	46,450	101,598
Kitz Corp.	27,102	118,558
Komori Corp. (a)	17,040	147,634
Kyokuto Kaihatsu Kogyo Co., Ltd.	42,140	419,377
Makino Milling Machine Co., Ltd. (a)	32,739	282,058
Meidensha Corp. (a)	44,000	160,933
Miura Co., Ltd.	9,100	237,189
Mori Seiki Co., Ltd. (a)	21,600	223,362
Nachi-Fujikoshi Corp. (a)	79,418	458,394

See accompanying notes to financial statements.

SPDR Russell/Nomura Small Cap Japan ETF
SCHEDULE OF INVESTMENTS (continued)
March 31, 2012 (Unaudited)

Security Description	Shares	Value

Namura Shipbuilding Co., Ltd. (a)	22,000	$96,239
Nippon Sharyo, Ltd.	35,970	149,483
Nippon Thompson Co., Ltd. (a)	29,511	187,189
Nitto Kohki Co., Ltd.	11,300	251,691
OKUMA Corp. (a)	32,192	267,566
OSG Corp. (a)	22,100	336,220
Ryobi, Ltd. (a)	38,723	147,749
Shima Seiki Manufacturing, Ltd.	18,900	363,095
Sintokogio, Ltd.	21,019	235,744
Tadano, Ltd. (a)	39,913	289,544
Toshiba Machine Co., Ltd. (a)	43,009	218,978
Tsubakimoto Chain Co.	44,124	273,982
Union Tool Co.	11,132	208,586

		7,038,613

MARINE — 0.2%
Iino Kaiun Kaisha, Ltd. (a)	38,006	173,185

MEDIA — 2.5%
Asatsu-DK, Inc. (a)	7,500	216,811
Avex Group Holdings, Inc.	12,792	155,441
Daiichikosho Co., Ltd.	18,181	360,107
Kadokawa Group Holdings, Inc. (a)	6,587	210,829
Shochiku Co., Ltd. (a)	41,243	390,905
SKY Perfect JSAT Holdings, Inc. (a)	465	205,957
Tokyo Broadcasting System Holdings, Inc.	17,900	268,408
TV Asahi Corp.	256	419,642
Zenrin Co., Ltd.	13,624	138,069

		2,366,169

METALS & MINING — 3.7%
Aichi Steel Corp.	39,000	202,357
Asahi Holdings, Inc. (a)	8,100	175,888
Godo Steel, Ltd. (a)	39,440	101,601
Kyoei Steel, Ltd. (a)	8,400	170,256
Maruichi Steel Tube, Ltd.	18,400	431,968
Nakayama Steel Works, Ltd. (b)	75,212	68,545
Nippon Denko Co., Ltd. (a)	47,000	231,302
Nippon Yakin Kogyo Co., Ltd. (b)	36,000	62,555
Nisshin Steel Co., Ltd. (a)	142,000	239,845
OSAKA Titanium Technologies Co. (a)	7,100	272,629
Sanyo Special Steel Co., Ltd. (a)	42,750	233,243
Sumitomo Light Metal Industries, Ltd. (a)	169,135	170,584
Toho Titanium Co., Ltd. (a)	12,300	194,749
Toho Zinc Co., Ltd. (a)	37,796	171,309
Tokyo Rope Manufacturing Co., Ltd. (a)	54,654	112,237
Tokyo Steel Manufacturing Co., Ltd. (a)	21,100	187,425
Yamato Kogyo Co., Ltd. (a)	16,200	475,400

		3,501,893

MULTILINE RETAIL — 1.2%
H2O Retailing Corp. (a)	44,107	385,357
Matsuya Co., Ltd. (a)(b)	12,408	111,875
Parco Co., Ltd.	25,325	244,956
Ryohin Keikaku Co., Ltd. (a)	7,700	400,462

		1,142,650

OFFICE ELECTRONICS — 0.1%
Riso Kagaku Corp.	7,147	118,458

OIL, GAS & CONSUMABLE FUELS — 0.3%
Itochu Enex Co., Ltd.	42,104	250,184

PAPER & FOREST PRODUCTS — 0.2%
Daio Paper Corp.	35,940	215,740

PERSONAL PRODUCTS — 1.3%
Dr Ci:Labo Co., Ltd. (a)	52	241,376
Fancl Corp. (a)	14,100	190,867
Mandom Corp. (a)	12,745	321,509
Milbon Co., Ltd.	9,200	266,626
Unihair Co., Ltd. (b)	15,904	182,047

		1,202,425

PHARMACEUTICALS — 2.1%
Kaken Pharmaceutical Co., Ltd. (a)	38,428	487,033
Mochida Pharmaceutical Co., Ltd.	36,483	432,680
Nichi-iko Pharmaceutical Co., Ltd.	10,465	231,312
Rohto Pharmaceutical Co., Ltd.	32,493	407,865
Torii Pharmaceutical Co., Ltd.	12,300	232,564
Towa Pharmaceutical Co., Ltd. (a)	4,600	229,176

		2,020,630

PROFESSIONAL SERVICES — 0.7%
Meitic Corp. (a)	12,644	256,429
Nihon M&A Center, Inc.	6,800	181,041
Pasona Group, Inc.	264	233,220

		670,690

REAL ESTATE MANAGEMENT & DEVELOPMENT — 1.9%
Daibiru Corp. (a)	24,926	188,395
Daikyo, Inc. (a)	58,352	158,829
Goldcrest Co., Ltd. (a)	6,409	117,752
Heiwa Real Estate Co., Ltd.	61,255	167,475
K.K. daVinci Holdings (b)(c)	262	0
Kenedix, Inc. (a)(b)	1,358	266,666
Leopalace21 Corp. (a)(b)	37,900	129,411
NTT Urban Development Corp. (a)	626	512,697
Shoei Co., Ltd. (a)	13,798	56,671
Suruga Corp. (b)(c)(d)	10,689	0
TOC Co., Ltd. (a)	44,200	249,748

		1,847,644

ROAD & RAIL — 1.4%
Hamakyorex Co., Ltd.	7,400	257,352
Hitachi Transport System, Ltd. (a)	18,000	329,182
Kobe Electric Railway Co., Ltd. (b)	54,500	156,954
Sankyu, Inc. (a)	80,830	318,232
Seino Holdings Co., Ltd.	38,000	276,128

		1,337,848

SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT — 1.4%
Ferrotec Corp.	12,100	125,859
Micronics Japan Co., Ltd.	5,500	31,278
Renesas Electronics Corp. (a)(b)	8,000	55,994
Shinko Electric Industries Co., Ltd. (a)	13,800	135,493
Sumco Corp. (a)(b)	32,400	396,462
Tokyo Seimitsu Co., Ltd.	14,700	306,700

See accompanying notes to financial statements.

SPDR Russell/Nomura Small Cap Japan ETF
SCHEDULE OF INVESTMENTS (continued)
March 31, 2012 (Unaudited)

Security Description	Shares	Value

Ulvac, Inc. (a)(b)	22,902	$252,967

		1,304,753

SOFTWARE — 1.2%
DTS Corp.	16,932	222,208
Dwango Co., Ltd.	77	112,279
Fuji Soft, Inc.	13,274	255,657
NSD Co., Ltd. (a)	18,478	171,768
Square Enix Holdings Co., Ltd. (a)	18,700	394,928

		1,156,840

SPECIALTY RETAIL — 4.2%
ABC-Mart, Inc. (a)	7,500	283,887
Aoyama Trading Co., Ltd.	20,700	441,442
Autobacs Seven Co., Ltd. (a)	9,388	455,169
Bic Camera, Inc. (a)	547	291,463
Chiyoda Co., Ltd.	16,713	337,124
DCM Japan Holdings Co., Ltd. (a)	29,200	233,118
EDION Corp. (a)	20,850	146,947
Geo Holdings Corp. (a)	197	233,877
Kohnan Shoji Co., Ltd.	17,800	283,563
Komeri Co., Ltd. (a)	9,230	264,580
Nishimatsuya Chain Co., Ltd. (a)	16,866	138,338
Point, Inc.	6,930	257,259
United Arrows, Ltd.	7,429	156,623
Village Vanguard Co., Ltd.	127	211,422
Xebio Co., Ltd.	9,761	261,772

		3,996,584

TEXTILES, APPAREL & LUXURY GOODS — 2.7%
Atsugi Co., Ltd. (a)	227,470	292,992
Daidoh, Ltd. (a)	26,711	228,502
Gunze, Ltd. (a)	73,348	215,690
Onward Holdings Co., Ltd.	38,000	311,684
Sanyo Shokai, Ltd. (a)	75,516	205,548
Seiko Holdings Corp.	33,649	81,368
The Japan Wool Textile Co., Ltd.	40,170	314,839
Toyobo Co., Ltd.	180,000	258,096
Unitika, Ltd. (b)	204,084	128,955
Wacoal Holdings Corp. (a)	44,000	524,503

		2,562,177

TRADING COMPANIES & DISTRIBUTORS — 2.5%
Hanwa Co., Ltd.	83,032	379,367
Inaba Denki Sangyo Co., Ltd.	12,663	382,221
Inabata & Co., Ltd.	38,375	267,662
Iwatani Corp.	124,422	417,285
Kuroda Electric Co., Ltd.	9,100	100,736
Nichiden Corp.	11,600	313,205
Okaya & Co., Ltd.	16,905	182,824
Trusco Nakayama Corp.	15,700	322,032

		2,365,332

TRANSPORTATION INFRASTRUCTURE — 0.8%
Japan Airport Terminal Co., Ltd. (a)	16,248	215,008
Mitsui-Soko Co., Ltd.	53,686	230,283
The Sumitomo Warehouse Co., Ltd.	61,563	319,429

		764,720

WIRELESS TELECOMMUNICATION SERVICES — 0.2%
eAccess, Ltd. (a)	661	148,192

TOTAL COMMON STOCKS —
(Cost $107,917,789)		94,693,198

SHORT TERM INVESTMENTS — 18.2%
UNITED STATES — 18.2%
MONEY MARKET FUNDS — 18.2%
State Street Navigator Securities Lending Prime Portfolio (e)(f)	17,418,655	17,418,655
State Street Institutional Liquid Reserves Fund 0.23% (f)(g)	21,677	21,677

TOTAL SHORT TERM INVESTMENTS —
(Cost $17,440,332)		17,440,332

TOTAL INVESTMENTS — 117.2%
(Cost $125,358,121)		112,133,530
OTHER ASSETS & LIABILITIES — (17.2)%		(16,421,400)

NET ASSETS — 100.0%		$95,712,130

(a)	A portion of the security was on loan at March 31, 2012.
(b)	Non-income producing security.
(c)	Securities are valued at fair value as determined in good faith by the Trust’s Pricing and Investment Committee in accordance with procedures approved by the Board of Trustees. Securities’ values are determined based on Level 2 inputs. (Note 2)
(d)	Company has filed for insolvency.
(e)	Investments of cash collateral for securities loaned.
(f)	Affiliated Fund managed by SSgA Funds Management, Inc. (Note 3)
(g)	The rate shown is the annualized seven-day yield at period end.

See accompanying notes to financial statements.

SPDR S&P International Dividend ETF
SCHEDULE OF INVESTMENTS
March 31, 2012 (Unaudited)

Security Description	Shares	Value

COMMON STOCKS — 99.1%
AUSTRALIA — 12.0%
ASX, Ltd.	12,362	$425,173
Australia & New Zealand Banking Group, Ltd.	17,841	429,900
Bendigo and Adelaide Bank, Ltd.	47,281	379,601
Commonwealth Bank of Australia	7,553	392,009
David Jones, Ltd. (a)	9,024,541	22,531,015
DUET Group (a)	7,469,474	14,083,156
Metcash, Ltd. (a)	93,191	415,127
Monadelphous Group, Ltd. (a)	17,882	442,744
Seven West Media, Ltd. (a)	4,789,604	19,400,591
Sonic Healthcare, Ltd.	32,950	427,364
Tatts Group, Ltd.	6,942,807	17,837,146
Telstra Corp., Ltd.	114,995	391,934
UGL, Ltd. (a)	29,691	406,011
Westpac Banking Corp. (a)	1,092,656	24,778,089

		102,339,860

BELGIUM — 0.2%
Belgacom SA	35,324	1,133,923
Groupe Bruxelles Lambert SA	5,696	440,254

		1,574,177

BERMUDA — 1.3%
Catlin Group, Ltd.	62,912	408,303
Seadrill, Ltd. (a)	284,754	10,653,220

		11,061,523

BRAZIL — 0.1%
Companhia Energetica de Minas Gerais ADR (a)	20,939	497,929
Vale SA Preference Shares ADR (a)	17,862	405,289

		903,218

CANADA — 1.4%
Labrador Iron Ore Royalty Corp.	324,645	11,433,793
Pembina Pipeline Corp. (a)	14,261	402,096
Shaw Communications, Inc. (Class B) (a)	20,124	425,051

		12,260,940

CHINA — 2.0%
Bank of China, Ltd.	964,000	388,630
BOC Hong Kong Holdings, Ltd.	155,500	429,608
Lonking Holdings, Ltd. (a)	43,772,000	15,391,236
Soho China, Ltd. (a)	580,000	420,582

		16,630,056

CZECH REPUBLIC — 5.2%
CEZ AS	10,412	445,453
Komercni Banka AS (a)	145,509	28,853,725
Telefonica O2 Czech Republic AS (a)	696,340	14,550,533

		43,849,711

FINLAND — 1.5%
Orion OYJ (Class B) (a)	639,602	12,623,051
UPM-Kymmene Oyj (a)	34,473	468,718

		13,091,769

FRANCE — 5.5%
France Telecom SA	1,579,395	23,356,924
Neopost SA (a)	5,761	369,940
Peugeot SA (a)	1,370,698	22,041,201
Sanofi	5,517	427,815
Suez Environnement Co. (a)	34,330	525,748

		46,721,628

GERMANY — 12.4%
Aixtron AG (a)	27,064	470,697
Deutsche Telekom AG	34,752	417,763
E.ON AG	1,133,919	27,120,313
Freenet AG (a)	999,487	16,145,232
Hannover Rueckversicherung AG	7,943	471,130
ProSiebenSat.1 Media AG Preference Shares	1,118,368	28,699,397
RWE AG (b)	541,522	25,820,587
RWE AG (a)(b)	136,193	5,978,802

		105,123,921

HONG KONG — 2.3%
Cathay Pacific Airways, Ltd. (a)	210,000	388,949
Hang Seng Bank, Ltd. (a)	32,700	434,652
Shimao Property Holdings, Ltd. (a)	17,152,000	18,314,024

		19,137,625

ISRAEL — 4.6%
Bezeq The Israeli Telecommunication Corp., Ltd.	13,247,993	21,758,435
Cellcom Israel, Ltd. (a)	664,003	8,226,997
Partner Communications Co., Ltd.	1,192,297	9,199,466

		39,184,898

ITALY — 6.3%
Atlantia SpA	26,349	436,858
Snam Rete Gas SpA	91,534	439,556
Telecom Italia SpA (b)	25,588,333	25,113,995
Telecom Italia SpA (b)	363,324	431,342
Terna Rete Elettrica Nationale SpA	6,745,161	27,073,344

		53,495,095

LUXEMBOURG — 0.1%
Oriflame Cosmetics SA SDR	12,317	473,163
SES	17,321	429,150

		902,313

NETHERLANDS — 6.9%
CSM	1,186,064	21,267,714
Eurocommercial Properties NV	371,513	14,055,671
Koninklijke (Royal) KPN NV	2,157,942	23,702,532

		59,025,917

NORWAY — 2.7%
Marine Harvest	45,015,348	23,201,957

PHILIPPINES — 0.0% (c)
Philippine Long Distance Telephone Co.	5,275	331,722
Philippine Long Distance Telephone Co. ADR	900	55,971

		387,693

PORTUGAL — 2.7%
EDP — Energias de Portugal SA	7,829,871	22,741,369

See accompanying notes to financial statements.

SPDR S&P International Dividend ETF
SCHEDULE OF INVESTMENTS (continued)
March 31, 2012 (Unaudited)

Security Description	Shares	Value

SINGAPORE — 5.0%
Ascendas REIT (a)	241,000	$387,179
SembCorp Marine, Ltd. (a)	6,707,000	28,164,759
Singapore Telecommunications, Ltd. (a)	159,320	399,140
Suntec REIT (a)	13,383,000	13,304,768

		42,255,846

SOUTH AFRICA — 3.1%
African Bank Investments, Ltd.	92,254	479,148
Kumba Iron Ore, Ltd. (a)	364,459	24,981,745
Vodacom Group, Ltd.	34,954	492,573

		25,953,466

SOUTH KOREA — 0.0% (c)
KT Corp. ADR (a)	26,609	364,277

SPAIN — 5.3%
ACS, Actividades de Construccion y Servicios SA (a)	805,044	20,573,156
Enagas	21,205	407,484
Ferrovial SA	33,454	383,938
Iberdrola SA	65,756	372,774
Indra Sistemas SA (a)	30,150	368,905
Mapfre SA (a)	120,987	388,940
Telefonica SA	1,380,633	22,587,062

		45,082,259

SWEDEN — 3.1%
Skanska AB (Class B)	22,933	396,424
Tele2 AB (Class B)	1,240,242	25,233,435
TeliaSonera AB	60,752	422,449

		26,052,308

SWITZERLAND — 0.1%
Swisscom AG (a)	1,041	420,270

TAIWAN — 0.0% (c)
Chunghwa Telecom Co., Ltd. ADR (a)	11,831	363,922

THAILAND — 0.1%
Advanced Info Service PCL (Foreign ownership limit)	79,873	476,390
Electricity Generating PCL (Foreign ownership limit)	25	75
Shin Corp. PCL, NVDR	295,600	565,329

		1,041,794

TURKEY — 2.7%
Eregli Demir ve Celik Fabrikalari TAS	11,639,729	22,915,166
Turk Telekomunikasyon AS	97,852	424,799

		23,339,965

UNITED KINGDOM — 12.5%
Admiral Group PLC	1,642,655	31,153,440
Amlin PLC	76,929	405,368
AstraZeneca PLC	8,360	371,196
Aviva PLC	4,704,149	24,915,725
BAE Systems PLC	84,012	402,556
British American Tobacco PLC	8,570	431,389
Carillion PLC	83,518	398,188
Home Retail Group PLC (a)	12,074,922	21,993,691
National Grid PLC	2,432,611	24,505,676
Scottish & Southern Energy PLC	25,749	546,757
Severn Trent PLC	16,503	407,117
United Utilities Group PLC	41,738	401,122
Vodafone Group PLC	144,799	398,390

		106,330,615

TOTAL COMMON STOCKS —
(Cost $871,394,172)		842,838,392

RIGHTS — 0.4%
FRANCE — 0.4%
Peugeot SA expired 3/21/12 (d)(e) (Cost $0)	1,233,016	3,224,690

SHORT TERM INVESTMENTS — 11.8%
UNITED STATES — 11.8%
MONEY MARKET FUNDS — 11.8%
State Street Navigator Securities Lending Prime Portfolio (f)(g)	100,275,203	100,275,203
State Street Institutional Liquid Reserves Fund 0.23% (g)(h)	34,547	34,547

TOTAL SHORT TERM INVESTMENTS —
(Cost $100,309,750)		100,309,750

TOTAL INVESTMENTS — 111.3%
(Cost $971,703,922)		946,372,832
OTHER ASSETS & LIABILITIES — (11.3)%		(96,226,419)

NET ASSETS — 100.0%		$850,146,413

(a)	A portion of the security was on loan at March 31, 2012.
(b)	Reflects seperate holdings of the issuer’s common stock traded on different securities exchanges.
(c)	Amount shown represents less than 0.05% of net assets.
(d)	Security is valued at fair value as determined in good faith by the Trust’s Pricing and Investment Committee in accordance with procedures approved by the Board of Trustees. Security value is determined based on Level 2 inputs. (Note 2)
(e)	Non-income producing security.
(f)	Investments of cash collateral for securities loaned.
(g)	Affiliated Fund managed by SSgA Funds Management, Inc. (Note 3)
(h)	The rate shown is the annualized seven-day yield at period end.
ADR = American Depositary Receipt
NVDR = Non Voting Depositary Receipt
PLC = Public Limited Company
REIT = Real Estate Investment Trust
SDR = Swedish Depositary Receipt

See accompanying notes to financial statements.

SPDR S&P International Mid Cap ETF
SCHEDULE OF INVESTMENTS
March 31, 2012 (Unaudited)

Security Description	Shares	Value

COMMON STOCKS — 99.3%
AUSTRALIA — 7.2%
Alumina, Ltd.	39,103	$50,028
Asciano Group	25,704	130,477
Atlas Iron, Ltd.	34,704	103,541
Bendigo and Adelaide Bank, Ltd.	8,427	67,657
Boral, Ltd. (a)	48,301	201,651
Caltex Australia, Ltd.	5,113	73,573
Campbell Brothers, Ltd. (a)	3,848	268,001
Cochlear, Ltd. (a)	2,069	132,675
Commonwealth Property Office Fund (a)	105,330	107,480
Computershare, Ltd. (a)	9,560	89,133
Dexus Property Group	239,766	216,095
Echo Entertainment Group, Ltd.	15,709	71,442
Fairfax Media, Ltd. (a)	28,416	21,342
Harvey Norman Holdings, Ltd. (a)	41,432	86,272
Lend Lease Group	14,097	109,090
Lynas Corp., Ltd. (a)(b)	61,304	69,541
Metcash, Ltd.	51,661	230,128
Mirvac Group	93,802	113,694
OneSteel, Ltd.	28,458	36,557
OZ Minerals, Ltd.	8,000	80,887
Sims Metal Management, Ltd. (a)	2,811	42,778
Sonic Healthcare, Ltd. (a)	21,550	279,505
TABCORP Holdings, Ltd.	16,668	46,967
Tatts Group, Ltd.	39,112	100,485
Toll Holdings, Ltd.	20,377	123,913

		2,852,912

AUSTRIA — 1.0%
Andritz AG	968	94,593
IMMOFINANZ AG (b)	28,566	103,625
Telekom Austria AG	15,264	177,496

		375,714

BELGIUM — 1.1%
Ackermans & van haaren NV	2,242	189,530
Ageas	78,636	172,578
Bekaert NV (a)	968	31,138
Telenet Group Holding NV (b)	1,459	60,290

		453,536

BERMUDA — 0.6%
Catlin Group, Ltd.	21,172	137,408
Hiscox, Ltd.	17,865	113,062

		250,470

CANADA — 10.8%
Alacer Gold Corp. (a)(b)	8,500	72,205
Alamos Gold, Inc.	5,300	97,096
ATCO, Ltd. (Class I)	1,700	118,964
Bonavista Energy Corp. (a)	3,765	76,095
CAE, Inc. (a)	5,931	60,708
Canadian Tire Corp., Ltd. (Class A)	1,633	105,321
Canadian Western Bank (a)	3,600	105,106
Detour Gold Corp. (b)	3,300	82,116
Emera, Inc.	3,026	102,668
Empire Co., Ltd.	1,800	103,737
Finning International, Inc. (a)	6,531	179,505
First Majestic Silver Corp. (b)	4,400	73,080
Gildan Activewear, Inc. (a)	4,481	123,071
Groupe Aeroplan, Inc.	8,300	102,395
HudBay Minerals, Inc.	4,300	47,068
Industrial Alliance Insurance & Financial Services, Inc.	900	27,537
Inmet Mining Corp.	2,214	124,938
Keyera Corp. (a)	2,800	115,255
Lundin Mining Corp. (b)	15,387	68,818
Methanex Corp.	5,800	188,488
Metro, Inc. (Class A)	5,844	311,013
Niko Resources, Ltd. (a)	1,900	66,708
Onex Corp.	6,399	235,037
Open Text Corp. (b)	552	33,685
Pan American Silver Corp. (a)	2,850	62,763
Pembina Pipeline Corp. (a)	4,361	122,961
Pengrowth Energy Corp. (a)	3,500	32,743
Petrominerales, Ltd. (a)	1,678	31,144
Peyto Exploration & Development Corp. (a)	7,600	124,557
Precision Drilling Corp. (b)	11,600	116,296
Progressive Waste Solutions, Ltd. (a)	4,700	101,905
Provident Energy, Ltd. (a)	14,800	178,290
SEMAFO, Inc.	6,227	33,146
Silver Standard Resources, Inc. (a)(b)	3,400	51,096
Sino-Forest Corp. (a)(b)(c)	6,631	0
SXC Health Solutions Corp. (b)	1,600	119,970
TMX Group, Inc.	3,000	134,474
Tourmaline Oil Corp. (b)	2,746	60,583
TransAlta Corp. (a)	2,716	50,817
Trican Well Service, Ltd. (a)	3,700	54,235
Veresen, Inc. (a)	7,772	117,888
Vermilion Energy, Inc. (a)	2,356	108,459
Viterra, Inc.	8,845	140,801

		4,262,742

CHINA — 0.1%
ENN Energy Holdings, Ltd.	16,000	55,229
Shui On Land, Ltd.	218	88

		55,317

DENMARK — 1.1%
DSV A/S (a)	12,521	283,521
FLSmidth & Co. A/S (a)	954	66,873
Rockwool International A/S	135	12,904
Vestas Wind Systems A/S (a)(b)	6,164	62,450
William Demant Holding (a)(b)	270	25,132

		450,880

FINLAND — 1.6%
Elisa Oyj	8,099	193,814
Kesko Oyj (Class B)	1,002	32,465
Neste Oil Oyj (a)	907	11,155
Nokian Renkaat Oyj	2,716	132,161
Orion OYJ (Class B) (a)	8,979	177,208
Pohjola Bank PLC (a)	4,978	55,056
YIT Oyj (a)	1,337	28,701

		630,560

FRANCE — 4.7%
Air France-KLM (a)(b)	3,894	22,091
Arkema	1,723	160,318
Atos Origin SA	3,315	190,909

See accompanying notes to financial statements.

SPDR S&P International Mid Cap ETF
SCHEDULE OF INVESTMENTS (continued)
March 31, 2012 (Unaudited)

Security Description	Shares	Value

Bourbon SA (a)	2,537	$75,409
Compagnie Generale de Geophysique-Veritas (b)	3,344	98,817
Eiffage SA (a)	469	18,119
Euler Hermes SA	284	22,276
Eurazeo	612	31,092
Fonciere Des Regions	653	52,376
Groupe Eurotunnel SA	11,583	100,448
Imerys SA	469	28,474
Lagardere SCA	2,678	82,488
Metropole Television SA	533	9,618
Neopost SA (a)	2,041	131,062
Remy Cointreau SA	199	20,194
SCOR SE	8,894	239,962
Societe Television Francaise 1	2,477	30,285
Valeo SA	5,216	273,122
Wendel	996	84,954
Zodiac Aerospace	1,889	196,391

		1,868,405

GERMANY — 3.1%
Aixtron AG (a)	2,226	38,715
Bilfinger Berger AG	2,744	257,364
Celesio AG	533	9,632
Hamburger Hafen und Logistik AG (a)	668	22,462
Kabel Deutschland Holding AG (b)	1,674	103,237
MTU Aero Engines Holding AG	1,115	89,670
ProSiebenSat.1 Media AG Preference Shares	4,166	106,907
Rational AG	64	14,945
Rheinmetall AG	533	31,511
Rhoen-Klinikum AG	6,639	133,104
Salzgitter AG	938	51,333
SGL Carbon AG (a)(b)	2,018	92,298
SMA Solar Technology AG	207	9,367
Software AG	1,407	52,614
Symrise AG	1,875	54,183
United Internet AG (a)	8,258	155,390

		1,222,732

GREECE — 0.5%
Hellenic Telecommunications Organization SA	9,104	38,675
National Bank of Greece SA (b)	28,366	72,528
OPAP SA	6,563	63,539
Public Power Corp. SA	2,678	11,947

		186,689

HONG KONG — 2.8%
ASM Pacific Technology, Ltd. (a)	3,200	46,698
Brightoil Petroleum Holdings, Ltd. (a)	130,000	32,316
Chinese Estates Holdings, Ltd. (a)	23,623	32,617
Esprit Holdings, Ltd.	48,000	96,445
First Pacific, Co., Ltd.	58,000	64,320
Fosun International	67,000	39,869
Fushan International Energy Group, Ltd.	72,000	24,390
Geely Automobile Holdings, Ltd. (a)	50,000	19,578
HKT Trust/HKT, Ltd. (b)	2,521	1,961
Hopewell Holdings	38,500	105,622
Huabao International Holdings, Ltd. (a)	36,000	23,416
Hysan Development Co., Ltd.	33,042	132,355
New World Development Co., Ltd.	95,668	114,964
NWS Holdings, Ltd.	87,382	133,707
Orient Overseas International, Ltd.	1,000	7,116
PCCW, Ltd.	116,000	41,535
Television Broadcasts, Ltd.	8,000	53,941
VTech Holdings, Ltd. (a)	2,700	34,619
Wing Hang Bank, Ltd.	2,037	20,241
Yue Yuen Industrial Holdings, Ltd.	27,000	94,764

		1,120,474

IRELAND — 0.8%
DCC PLC	1,337	33,055
Dragon Oil PLC	9,490	93,368
James Hardie Industries SE	6,221	49,495
Paddy Power PLC	2,089	131,362
The Governor & Co. of the Bank of Ireland (b)	96,406	15,920

		323,200

ISRAEL — 0.0% (d)
Cellcom Israel, Ltd.	533	6,753

ITALY — 2.0%
Banca Carige SpA (a)	5,086	6,665
Banca Popolare dell’Emilia Romagna Scrl	3,290	23,681
Banca Popolare di Sondrio Scrl	9,144	66,974
Banco Popolare Societa Cooperativa	70,097	132,741
Davide Campari-Milano SpA	7,744	52,646
Finmeccanica SpA	15,542	84,031
Mediaset SpA (a)	41,245	113,587
Mediolanum SpA	3,076	14,599
Pirelli & C. SpA	6,877	81,690
Prysmian SpA	3,622	63,572
UBI Banca ScPA	31,842	134,760

		774,946

JAPAN — 26.2%
Advance Residence Investment Corp.	49	93,540
Advantest Corp. (a)	5,100	80,812
Aeon Mall Co., Ltd.	1,000	23,367
Amada Co., Ltd.	28,000	189,854
Aozora Bank, Ltd. (a)	28,000	81,317
Asics Corp. (a)	6,700	76,204
Benesse Holdings, Inc.	1,000	50,125
Brother Industries, Ltd.	3,200	43,628
Cosmo Oil Co., Ltd. (a)	56,000	156,510
Credit Saison Co., Ltd. (a)	8,700	177,076
Daido Steel Co., Ltd. (a)	5,000	34,814
Electric Power Development Co., Ltd. (a)	3,400	92,710
Fuji Heavy Industries, Ltd. (a)	34,000	274,743
Fukuoka Financial Group, Inc. (a)	51,000	227,438
Furukawa Electric Co., Ltd. (a)	32,000	85,546
GS Yuasa Corp. (a)	6,000	33,100
Hamamatsu Photonics K.K. (a)	1,000	37,973
Hino Motors, Ltd. (a)	2,000	14,533
Hirose Electric Co., Ltd. (a)	2,400	253,430
Hisamitsu Pharmaceutical Co., Inc.	1,000	47,694
Hitachi Construction Machinery Co., Ltd. (a)	2,700	60,073
Hitachi Metals, Ltd. (a)	3,000	37,475

See accompanying notes to financial statements.

SPDR S&P International Mid Cap ETF
SCHEDULE OF INVESTMENTS (continued)
March 31, 2012 (Unaudited)

Security Description	Shares	Value

Hokkaido Electric Power Co., Inc. (a)	5,500	$81,202
Hokuhoku Financial Group, Inc. (a)	79,000	151,674
Hokuriku Electric Power Co.	5,300	96,346
Ibiden Co., Ltd. (a)	2,700	69,456
Idemitsu Kosan Co., Ltd. (a)	2,200	220,548
IHI Corp. (a)	24,000	60,951
Isetan Mitsukoshi Holdings, Ltd. (a)	16,900	199,609
J Front Retailing Co., Ltd. (a)	32,000	179,646
Japan Real Estate Investment Corp.	28	248,035
Japan Retail Fund Investment Corp. (a)	67	100,058
JSR Corp. (a)	3,200	64,782
JTEKT Corp.	2,700	32,514
Kajima Corp. (a)	59,000	180,667
Kawasaki Heavy Industries, Ltd. (a)	29,000	89,155
Keikyu Corp. (a)	26,000	228,738
Keio Corp. (a)	4,000	28,823
Kikkoman Corp.	1,000	11,629
Konami Corp. (a)	4,200	119,730
Konica Minolta Holdings, Inc. (a)	12,000	105,426
Kurita Water Industries, Ltd. (a)	5,100	125,680
Marui Group Co., Ltd. (a)	25,500	213,804
Mazda Motor Corp. (b)	22,000	38,763
Medipal Holdings Corp.	11,100	144,592
MEIJI Holdings Co., Ltd. (a)	1,000	43,927
Mitsubishi Gas Chemical Co., Inc. (a)	28,000	188,152
Mitsubishi Materials Corp.	18,000	57,306
Mitsui Chemicals, Inc. (a)	24,000	73,200
Namco Bandai Holdings, Inc.	10,400	150,891
Nankai Electric Railway Co., Ltd.	3,000	12,832
NGK Spark Plug Co., Ltd. (a)	4,000	57,403
Nippon Electric Glass Co., Ltd. (a)	10,000	87,369
Nippon Express Co., Ltd.	18,000	70,648
Nippon Meat Packers, Inc.	1,000	12,771
Nippon Paper Group, Inc. (a)	2,200	46,061
Nisshin Seifun Group, Inc. (a)	1,000	12,164
Nomura Real Estate Holdings, Inc.	1,000	17,729
Nomura Research Institute, Ltd. (a)	1,000	24,947
NSK, Ltd. (a)	6,000	46,443
NTN Corp.	32,000	136,096
Obayashi Corp. (a)	50,000	219,333
Rinnai Corp. (a)	1,300	94,149
Sankyo Co., Ltd.	2,200	108,536
Sanrio Co., Ltd. (a)	2,200	86,348
Santen Pharmaceutical Co., Ltd.	2,400	103,093
Seiko Epson Corp. (a)	2,200	31,010
Sekisui Chemical Co., Ltd.	13,000	113,421
Shimadzu Corp.	1,000	9,077
Shimano, Inc. (a)	5,500	333,161
Shimizu Corp. (a)	32,000	129,097
Shinsei Bank, Ltd.	90,000	118,112
Showa Denko K.K.	79,000	180,473
Showa Shell Sekiyu K.K. (a)	18,800	120,620
Sojitz Corp. (a)	33,400	60,067
Stanley Electric Co., Ltd.	8,500	135,822
Sumco Corp. (a)(b)	1,000	12,236
Sumitomo Heavy Industries, Ltd. (a)	9,000	50,307
Suzuken Co., Ltd. (a)	2,700	83,728
Sysmex Corp. (a)	2,100	85,230
Taisei Corp. (a)	60,000	157,482
Taiyo Nippon Sanso Corp. (a)	2,000	14,193
Takashimaya Co., Ltd. (a)	24,000	200,352
Teijin, Ltd.	6,000	20,269
The Bank of Kyoto, Ltd. (a)	24,000	219,017
The Chugoku Bank, Ltd.	1,000	13,597
The Gunma Bank, Ltd.	32,000	172,258
The Hachijuni Bank, Ltd.	31,000	183,826
The Japan Steel Works, Ltd. (a)	5,000	34,449
The Joyo Bank, Ltd. (a)	51,000	234,875
THK Co., Ltd. (a)	7,600	155,426
Tobu Railway Co., Ltd. (a)	7,000	37,341
Toho Co., Ltd. (a)	1,000	18,458
Toho Gas Co., Ltd. (a)	22,000	130,457
Tokyu Land Corp. (a)	4,000	19,685
TOTO, Ltd. (a)	2,000	15,141
Toyo Seikan Kaisha, Ltd.	2,700	38,944
Trend Micro, Inc. (a)	2,700	83,433
Ube Industries, Ltd.	59,000	161,310
United Urban Investment Corp.	87	99,903
Ushio, Inc.	1,000	14,132
Yakult Honsha Co., Ltd. (a)	3,400	117,541
Yamaguchi Financial Group, Inc.	2,000	18,276
Yamaha Corp. (a)	11,100	115,728

		10,351,642

LUXEMBOURG — 0.3%
Oriflame Cosmetics SA SDR (a)	2,576	98,958

NETHERLANDS — 2.5%
Fugro NV	1,344	95,611
Gemalto NV (a)	3,635	239,568
Imtech NV	2,402	76,674
Koninklijke Boskalis Westminster NV	3,705	138,965
Nutreco NV	909	65,271
QIAGEN NV (b)	6,006	93,379
SBM Offshore NV	5,585	113,980
TNT Express NV	13,758	169,657

		993,105

NEW ZEALAND — 0.7%
Contact Energy, Ltd. (b)	11,400	44,186
DNZ Property Fund Ltd.	59,524	66,337
Fletcher Building, Ltd. (a)	26,436	146,008

		256,531

NORWAY — 1.4%
Aker Solutions ASA	3,892	65,742
Marine Harvest	68,495	35,304
Petroleum Geo-Services ASA (b)	12,455	181,779
Schibsted ASA	533	19,716
Storebrand ASA	18,155	91,665
TGS Nopec Geophysical Co. ASA	5,093	139,378

		533,584

PORTUGAL — 0.0% (d)
Banco Comercial Portugues SA (a)(b)	53,950	9,987
Brisa Auto-Estradas de Portugal SA (a)	1,741	6,190

		16,177

SINGAPORE — 2.7%
Ascendas REIT	23,000	36,951
CapitaCommercial Trust (a)	26,000	25,228

See accompanying notes to financial statements.

SPDR S&P International Mid Cap ETF
SCHEDULE OF INVESTMENTS (continued)
March 31, 2012 (Unaudited)

Security Description	Shares	Value

CapitaMall Trust	111,000	$159,347
ComfortDelGro Corp. Ltd.	91,000	112,904
Flextronics International, Ltd. (a)(b)	21,482	155,315
Keppel Land, Ltd. (a)	10,440	28,812
Neptune Orient Lines, Ltd.	37,000	41,639
Olam International, Ltd. (a)	37,736	70,829
Singapore Press Holdings, Ltd. (a)	45,000	140,295
Suntec REIT (a)	139,000	138,187
UOL Group, Ltd.	45,000	169,643

		1,079,150

SOUTH KOREA — 4.9%
BS Financial Group, Inc.	4,790	56,226
Cheil Industries, Inc.	1,879	158,870
CJ CheilJedang Corp.	124	36,772
CJ Corp.	533	40,079
Daelim Industrial Co. Ltd.	907	98,061
Daewoo Engineering & Construction Co., Ltd. (b)	5,662	50,971
Daewoo International Corp.	1,359	43,059
Daewoo Securities Co., Ltd. (b)	6,219	72,451
Daewoo Securities Co., Ltd. Preference Shares (b)	2,818	12,983
Dongbu Insurance Co., Ltd. (b)	2,130	92,020
Doosan Corp.	533	71,032
Doosan Infracore Co., Ltd. (b)	2,690	51,756
GS Engineering & Construction Corp.	994	87,640
Hanwha Chemical Corp.	1,990	47,157
Hanwha Corp.	3,028	86,988
Hyosung Corp.	552	29,231
Hyundai Department Store Co., Ltd.	270	41,463
Hyundai Merchant Marine Co., Ltd. (b)	2,266	61,397
Hyundai Mipo Dockyard Co., Ltd.	301	36,129
Hyundai Securities Co., Ltd. (b)	2	19
KCC Corp.	161	46,323
Korea Kumho Petrochemical Co., Ltd.	616	77,200
Korean Air Lines Co., Ltd. (b)	795	35,082
LG Uplus Corp.	5,060	30,368
LS Uplus Corp.	630	44,482
ORION Corp.	199	139,803
Samsung Electro-Mechanics Co., Ltd.	2,026	178,631
Samsung Securities Co., Ltd. (b)	1,743	87,377
Samsung Techwin Co., Ltd.	1,203	72,198
SK Networks Co., Ltd.	1,720	15,863
Woongjin Coway Co., Ltd.	910	30,198

		1,931,829

SPAIN — 1.8%
Abengoa SA (a)	803	14,640
Acerinox SA (a)	3,347	42,954
Bankinter SA (a)	7,231	37,873
Bolsas y Mercados Espanoles	3,822	97,825
Distribuidora Internacional de Alimentacion SA (b)	24,674	122,135
Ebro Puleva SA	2,528	49,000
Enagas	2,486	47,772
Gestevision Telecinco SA	3,482	19,939
Grupo Catalana Occidente SA	907	15,738
Indra Sistemas SA (a)	10,014	122,528
International Consolidated Airlines Group SA (b)	12,421	35,504
Obrascon Huarte Lain SA	1,073	31,893
Prosegur Cia de Seguridad SA (a)	533	31,160
Tecnicas Reunidas SA (a)	630	26,205

		695,166

SWEDEN — 3.2%
Boliden AB	6,331	99,134
Castellum AB (a)	7,995	100,429
Electrolux AB (a)	9,676	204,009
Elekta AB (Class B)	2,275	114,824
Hakon Invest AB	1,073	18,548
Holmen AB	404	11,063
Husqvarna AB	1,741	10,396
Husqvarna AB (Class B) (a)	8,687	52,250
Industrivarden AB	4,628	72,956
Lundbergforetagen AB	808	27,703
Lundin Petroleum AB (b)	6,281	134,228
Meda AB (Class A)	5,195	49,403
Modern Times Group AB (Class B)	2,935	161,184
Ratos AB (Class B)	3,750	51,910
Securitas AB (Class B)	7,567	72,758
SSAB AB (a)	803	6,553
SSAB AB (Series A) (a)	6,601	62,226

		1,249,574

SWITZERLAND — 4.2%
Aryzta AG (b)	2,539	125,286
Baloise Holding AG	1,801	144,861
Banque Cantonale Vaudoise	111	58,733
Basellandschaftliche Kantonalbank	18	26,487
Clariant AG (b)	8,136	112,159
Dufry Group (b)	135	17,625
Flughafen Zuerich AG	243	93,963
Galenica AG (a)	194	126,636
GAM Holding AG (b)	5,502	80,048
Logitech International SA (a)(b)	2,438	18,989
Lonza Group AG (b)	668	34,485
Panalpina Welttransport Holding AG (b)	515	54,956
Partners Group Holding AG	353	68,776
PSP Swiss Property AG (b)	939	83,319
Sika AG	26	56,208
Straumann Holding AG (b)	226	38,406
Sulzer AG	1,349	191,488
Swiss Life Holding AG (b)	552	65,591
Swiss Prime Site AG (b)	2,397	198,899
Valiant Holding AG	420	51,579

		1,648,494

UNITED KINGDOM — 14.0%
3i Group PLC	24,434	83,544
Aberdeen Asset Management PLC	10,643	43,703
African Barrick Gold, Ltd.	1,205	7,393
AMEC PLC	8,302	146,971
Amlin PLC	13,365	70,425
Ashmore Group PLC	5,424	31,848
Babcock International Group PLC	8,792	111,888
Balfour Beatty PLC	36,022	164,317
Berkeley Group Holdings PLC (b)	5,166	108,953

See accompanying notes to financial statements.

SPDR S&P International Mid Cap ETF
SCHEDULE OF INVESTMENTS (continued)
March 31, 2012 (Unaudited)

Security Description	Shares	Value

Bunzl PLC	11,517	$184,749
Capital Shopping Centres Group PLC	5,247	27,783
Cobham PLC	70,644	258,589
Croda International PLC	5,449	183,351
Daily Mail & General Trust PLC	2,143	15,459
Derwent London PLC	677	18,875
Drax Group PLC	17,836	155,169
easyJet PLC	4,970	38,577
FirstGroup PLC	17,741	67,378
GKN PLC	27,560	90,754
Hammerson PLC	12,789	84,922
Hargreaves Lansdown PLC	1,741	13,550
Homeserve PLC	1,741	6,495
ICAP PLC	10,764	67,554
IG Group Holdings PLC	8,032	57,749
IMI PLC	4,418	68,647
Inchcape PLC	23,013	138,325
Informa PLC	37,069	261,487
Inmarsat PLC	17,641	129,740
Intercontinental Hotels Group PLC	5,795	134,533
Invensys PLC	22,396	71,209
Investec PLC	24,701	150,879
ITV PLC	98,852	139,541
John Wood Group PLC	4,685	53,633
Logica PLC	86,456	137,583
London Stock Exchange Group PLC	5,811	96,002
Lonmin PLC	4,290	70,051
Meggitt PLC	7,899	50,975
Mondi PLC	7,600	71,582
Pennon Group PLC	22,582	256,712
Petropavlovsk PLC	4,668	41,543
Premier Oil PLC (b)	11,456	71,806
Provident Financial PLC	6,040	110,594
Rentokil Initial PLC (b)	40,767	55,593
Rexam PLC	26,446	180,890
Rightmove PLC	5,157	119,639
Rotork PLC	803	26,289
Segro PLC	16,906	63,423
Serco Group PLC	29,475	255,483
Spectris PLC	4,907	141,358
Stagecoach Group PLC	20,798	84,836
Tate & Lyle PLC	12,938	145,735
Travis Perkins PLC	3,279	56,529
Tui Travel PLC	35,246	110,545
Whitbread PLC	2,911	85,765
William Hill PLC	28,281	118,117

		5,539,040

TOTAL COMMON STOCKS —
(Cost $37,518,623)		39,228,580

SHORT TERM INVESTMENTS — 16.9%
UNITED STATES — 16.9%
MONEY MARKET FUNDS — 16.9%
State Street Navigator Securities Lending Prime Portfolio (e)(f)	6,690,896	6,690,896
State Street Institutional Liquid Reserves Fund 0.23% (f)(g)	6,105	6,105

TOTAL SHORT TERM INVESTMENTS —
(Cost $6,697,001)		6,697,001

TOTAL INVESTMENTS — 116.2%
(Cost $44,215,624)		45,925,581
OTHER ASSETS & LIABILITIES — (16.2)%		(6,414,295)

NET ASSETS — 100.0%		$39,511,286

(a)	A portion of the security was on loan at March 31, 2012.
(b)	Non-income producing security.
(c)	Security is valued at fair value as determined in good faith by the Trust’s Pricing and Investment Committee in accordance with procedures approved by the Board of Trustees. Security value is determined based on Level 3 inputs. (Note 2)
(d)	Amount shown represents less than 0.05% of net assets.
(e)	Investments of cash collateral for securities loaned.
(f)	Affiliated Fund managed by SSgA Funds Management, Inc. (Note 3)
(g)	The rate shown is the annualized seven-day yield at period end.
PLC = Public Limited Company
REIT = Real Estate Investment Trust
SDR = Swedish Depositary Receipt

See accompanying notes to financial statements.

SPDR S&P Emerging Markets Small Cap ETF
SCHEDULE OF INVESTMENTS
March 31, 2012 (Unaudited)

Security Description	Shares	Value

COMMON STOCKS — 99.3%
BRAZIL — 7.5%
Aliansce Shopping Centers SA	151,357	$1,422,887
American Banknote SA	127,714	1,922,396
Arezzo Industria e Comercio SA	62,374	1,085,553
B2W Companhia Global do Varejo (a)	151,124	687,567
Banco ABC Brasil SA Preference Shares	83,099	604,920
BR Properties SA	285,456	3,667,757
Brasil Brokers Participacoes SA	391,902	1,677,769
Brasil Insurance Participacoes e Administracao SA	97,810	1,045,494
Brazil Pharma SA (a)	190,000	1,114,400
Brookfield Incorporacoes SA	382,725	1,223,092
Cia Energetica do Ceara Preference Shares	49,681	1,085,504
Companiha de Tecidos Norte de Minas-Coteminas Preference Shares	227,339	510,930
Confab Industrial SA Preference Shares	829,668	2,651,408
Contax Participacoes SA Preference Shares	109,450	1,234,110
Cremer SA	115,003	1,175,057
Estacio Participacoes SA	76,505	826,152
Eternit SA	226,519	1,147,309
Even Construtora e Incorporadora SA	433,512	1,670,553
Ez Tec Empreendimentos e Participacoes SA	191,793	2,365,478
Ferbasa-Ferro Ligas DA Bahia Preference Shares	143,548	889,159
Fleury SA	98,896	1,306,470
Gafisa SA	709,938	1,673,372
Gol Linhas Aereas Inteligentes SA Preference Shares	141,819	947,637
Guararapes Confeccoes SA	9,418	463,595
Iguatemi Empresa de Shopping Centers SA	68,268	1,571,702
International Meal Co. Holdings SA (a)	20,408	190,063
Iochpe-Maxion SA	144,852	2,857,657
JHSF Participacoes SA	61,956	203,429
Kroton Educacional SA (a)	84,115	1,226,014
LLX Logistica SA (a)	551,109	1,024,097
Log-in Logistica Intermodal SA (a)	96,342	422,483
LPS Brasil Consultoria de I moveis SA	63,004	1,279,558
Magazine Luiza SA (a)	75,981	498,127
Magnesita Refratarios SA (a)	423,291	1,594,041
Marcopolo SA Preference Shares	1,206,774	6,185,023
Marfrig Alimentos SA	184,746	1,164,600
Mills Estruturas e Servicos de Engenharia SA	160,631	2,051,583
Odontoprev SA	23,838	405,075
Paranapanema SA	279,805	487,738
Raia Drogasil SA	325,409	3,166,151
Randon SA Implementos e Participacoes Preference Shares	632,541	4,077,554
Refinaria de Petroleos de Manguinhos SA (a)	513,498	351,846
Restoque Comercio e Confeccoes de Roupas SA	47,884	989,545
Rossi Residencial SA	297,180	1,606,202
Sao Martinho SA	127,303	1,632,197
Saraiva SA Livreiros Editores Preference Shares	65,724	830,782
SLC Agricola SA	119,790	1,279,782
Tecnisa SA	173,055	934,381
Tempo Participacoes SA (a)	496,427	1,306,172
Vanguarda Agro SA (a)	1,428,396	336,683

		70,071,054

CHILE — 2.6%
Administradora de Fondos de Pensiones Provida SA	230,460	1,208,599
Almendral SA	13,694,508	1,963,773
Australis Seafoods SA (a)	732,562	195,105
Besalco SA	537,508	1,046,057
CFR Pharmaceuticals SA	2,982,429	745,378
Cia Pesquera Camanchaca SA (a)	1,740,219	139,032
Companhia Sudamericana de Vapores SA	7,434,147	974,518
Empresas La Polar SA	718,231	470,091
Inversiones Aguas Metropolitanas SA	848,482	1,433,981
Masisa SA	13,257,970	1,575,258
Molibdenos y Metales SA	25,512	449,459
Norte Grande SA	17,312,755	228,756
Parque Arauco SA	1,027,811	2,084,468
Ripley Corp. SA	1,337,606	1,575,588
Salfacorp SA	506,146	1,347,925
Sigdo Koppers SA	513,389	1,183,166
Sociedad Matriz SAAM SA (a)	7,999,051	1,032,347
Socovesa SA	714,304	383,381
Sonda SA	730,313	2,176,801
Vina Concha y Toro SA	1,710,670	3,924,921

		24,138,604

CHINA — 5.8%
51job, Inc. ADR (a)(b)	10,010	569,169
Anhui Expressway Co., Ltd.	4,406,000	2,428,861
AsiaInfo-Linkage, Inc. (a)(b)	72,876	918,238
BYD Co., Ltd. (a)(b)	1,228,500	3,433,597
BYD Electronic International Co., Ltd. (a)(b)	1,332,500	401,603
Camelot Information Systems, Inc. ADR (a)	53,612	203,189
China Automation Group, Ltd. (b)	1,247,000	330,863
China Green Holdings, Ltd. (b)	2,712,000	845,317
China Hongxing Sports, Ltd. (a)(b)(c)	4,758,000	0
China Huiyuan Juice Group, Ltd. (b)	3,906,400	1,222,637
China Liansu Group Holdings (b)	1,599,810	1,009,669
China Medical Technologies, Inc. ADR (a)(b)	36,314	115,478
China Minzhong Food Corp., Ltd. (a)(b)	1,587,000	1,262,178
China National Accord Mediicines Corp., Ltd (a)	147,500	283,069

See accompanying notes to financial statements.

SPDR S&P Emerging Markets Small Cap ETF
SCHEDULE OF INVESTMENTS (continued)
March 31, 2012 (Unaudited)

Security Description	Shares	Value

China SCE Property Holdings, Ltd.	2,854,000	$643,289
China Suntien Green Energy Corp., Ltd. (b)	2,103,000	387,338
China Vanadium Titano — Magnetite Mining Co., Ltd. (b)	1,637,000	379,521
China Wireless Technologies, Ltd.	2,500,000	415,379
Chongqing Machinery & Electric Co., Ltd.	3,648,000	681,298
Danhua Chemical Technology Co., Ltd. (a)	319,000	282,315
Dongyue Group (b)	1,675,000	1,540,379
Double Coin Holdings, Ltd.	796,700	439,778
E-House China Holdings, Ltd. (b)	93,926	544,771
First Tractor Co., Ltd. (a)	1,278,500	1,287,721
Giant Interactive Group, Inc. ADR (b)	250,302	1,226,480
Great Wall Technology Co., Ltd.	1,708,000	395,981
Haitian International Holdings, Ltd.	1,256,000	1,409,037
Hangzhou Steam Turbine Co. (a)	715,400	927,882
Harbin Electric Co., Ltd.	2,668,000	2,797,208
Home Inns & Hotels Management, Inc. ADR (a)(b)	69,164	1,764,374
Huangshan Tourism Development Co., Ltd. (a)	452,800	572,792
Hunan Non-Ferrous Metal Corp., Ltd. (a)(b)	2,690,000	834,995
Jiangsu Future Land Co., Ltd. (a)	1,011,100	584,416
Kingsoft Corp., Ltd.	1,583,000	703,420
LDK Solar Co., Ltd, ADR (a)(b)	93,863	375,452
Livzon Pharmaceutical, Inc. Class B (a)	194,700	461,171
Lonking Holdings, Ltd. (b)	4,607,000	1,619,927
MIE Holdings Corp. (b)	3,856,754	1,256,773
O-Net Communications Group, Ltd. (a)(b)	1,186,000	349,812
Peak Sport Products Co., Ltd. (b)	1,542,000	373,385
Ports Design, Ltd. (b)	1,624,000	2,384,544
Real Gold Mining, Ltd. (b)(c)	251,500	0
Renren, Inc. ADR (a)(b)	118,141	652,138
Semiconductor Manufacturing International Corp. (a)	44,933,000	2,228,130
Shandong Airlines Co., Ltd. Class B (a)	212,100	327,274
Shanghai Chlor-Alkali Chemical Co., Ltd. (a)	361,300	175,592
Shanghai Dajiang Group, Class B (a)	1,361,800	453,479
Shanghai Diesel Engine Co., Ltd. Class B (a)	251,600	227,195
Shanghai Haixin Group Co. (a)	706,700	302,468
Shanghai Highly Group Co., Ltd. (a)	357,700	184,931
Shenguan Holdings Group, Ltd.	2,800,010	1,658,945
Shenzhou International Group Holdings, Ltd.	841,000	1,616,141
Sound Global, Ltd. (b)	1,595,000	754,782
Suntech Power Holdings Co., Ltd. ADR (a)(b)	147,845	452,406
SYP Glass Group Co., Ltd.	947,500	473,750
TCL Communication Technology Holdings, Ltd.	1,260,000	563,138
Tong Ren Tang Technologies Co., Ltd.	1,421,000	1,885,149
Travelsky Technology, Ltd. (a)	1,792,500	939,654
WuXi PharmaTech Cayman, Inc. ADR (a)	92,805	1,336,392
Xinjiang Xinxin Mining Industry Co., Ltd.	5,091,000	1,429,467
Zhejiang Southeast Electric Power Co. (a)	2,237,233	1,100,719

		54,425,056

CZECH REPUBLIC — 0.4%
Philip Morris CR AS	6,594	4,098,263

EGYPT — 1.6%
Amer Group Holding (a)	5,906,639	704,103
Arab Cotton Ginning	459,386	212,200
Citadel Capital Corp/Cairo (a)	601,448	305,703
Eastern Tobacco	58,500	1,006,994
Egyptian Co. for Mobile Services	82,578	2,436,461
Egyptian Financial Group-Hermes Holding (a)	665,495	1,496,262
Egyptian for Tourism Resorts (a)	5,136,727	969,515
Egyptian Kuwait Holding Co.	997,427	1,137,067
ElSwedy Electric Co.	194,904	737,021
Ezz Steel	822,587	947,882
Juhayna Food Industries (a)	740,444	539,396
Maridive & Oil Services SAE	360,763	476,207
Medinet Nasr Housing (a)	50,817	135,372
Misr Beni Suef Cement Co.	63,273	507,860
Orascom Telecom Media & Technology Holding SAE (a)	4,814,128	1,155,710
Sidi Kerir Petrochemicals Co.	181,349	422,747
Six of October Development & Investment Co.	251,652	684,960
Talaat Moustafa Group (a)	1,992,629	1,355,911

		15,231,371

HONG KONG — 7.9%
361 Degrees International, Ltd. (b)	1,037,000	315,214
Anxin-China Holdings, Ltd. (a)	1,848,000	376,074
Asian Citrus Holdings, Ltd. (b)	1,095,773	745,193
BaWang International Group Holding, Ltd. (a)(b)	1,612,000	184,786
Beijing Capital International Airport Co., Ltd. (a)	2,898,000	1,675,943
Beijing Capital Land, Ltd. (b)	2,404,400	678,212
Boshiwa International Holding, Ltd. (b)(d)	1,879,000	406,584
CGN Mining Co., Ltd. (a)	3,380,000	439,696
China Dongxiang Group Co. (b)	4,540,000	748,480
China Everbright International, Ltd. (b)	4,403,000	2,069,932
China Forestry Holdings, Ltd. (b)(c)	1,642,000	0
China High Precision Automation Group, Ltd. (b)(d)	1,226,000	78,954
China High Speed Transmission Equipment Group Co., Ltd. (b)	1,826,000	976,030
China Lilang, Ltd. (b)	1,015,000	1,083,765
China Lumena New Materials Corp. (b)	5,782,000	1,035,160

See accompanying notes to financial statements.

SPDR S&P Emerging Markets Small Cap ETF
SCHEDULE OF INVESTMENTS (continued)
March 31, 2012 (Unaudited)

Security Description	Shares	Value

China Medical System Holdings, Ltd.	220,200	$160,527
China Metal Recycling Holdings, Ltd. (b)	864,000	1,057,187
China Modern Dairy Holdings, Ltd. (a)(b)	1,829,000	522,975
China National Materials Co., Ltd. (b)	1,173,000	475,908
China Overseas Grand Oceans Group, Ltd.	723,000	791,538
China Pharmaceutical Group, Ltd.	1,618,000	370,948
China Power International Development, Ltd. (b)	13,519,000	2,960,111
China Shineway Pharmaceutical Group, Ltd. (b)	614,000	930,015
China Travel International Investment Hong Kong, Ltd.	13,996,000	2,866,260
CIMC Enric Holdings, Ltd. (a)	1,277,000	703,962
Citic 21CN Co., Ltd. (a)	4,127,500	255,178
Citic Resources Holdings, Ltd. (a)	5,663,000	962,798
Comba Telecom Systems Holdings, Ltd. (b)	1,402,984	777,026
Cosco International Holdings, Ltd.	462,000	199,343
Dawnrays Pharmaceutical Holdings, Ltd.	1,644,000	429,845
Digital China Holdings, Ltd. (b)	1,210,000	2,403,169
Franshion Properties China, Ltd. (a)(b)	5,286,000	1,361,669
Fufeng Group, Ltd.	1,244,000	541,566
Global Bio-Chem Technology Group Co., Ltd.	4,112,000	805,028
Glorious Property Holdings, Ltd. (a)	2,850,000	451,507
Greatview Aseptic Packaging Co., Ltd. (a)	1,177,048	618,541
Greentown China Holdings, Ltd.	1,128,000	711,901
Hengdeli Holdings, Ltd. (b)	1,388,000	586,378
Hidili Industry International Development, Ltd. (b)	1,619,000	575,533
Hua Han Bio-Pharmaceutical Holdings, Ltd. (b)	2,633,760	529,194
Ju Teng International Holdings, Ltd.	1,660,000	427,615
Kaisa Group Holdings, Ltd. (a)(b)	4,658,000	935,920
Kingboard Laminates Holdings, Ltd.	1,450,500	685,643
Kingway Brewery Holdings, Ltd.	2,502,000	963,547
KWG Property Holding, Ltd. (b)	1,987,000	1,146,543
Li Ning Co., Ltd. (b)	1,158,500	1,232,510
Lianhua Supermarket Holdings Co., Ltd. (a)	579,000	658,497
Lijun International Pharmaceutical Holdings, Ltd.	1,930,000	422,591
Minmetals Resources, Ltd. (a)	914,105	440,334
Minth Group, Ltd. (b)	1,094,000	1,268,161
NVC Lighting Holdings, Ltd. (b)	4,426,000	1,641,793
Pacific Online, Ltd.	2,064,100	938,469
PCD Stores, Ltd. (b)	5,713,000	809,415
Real Nutriceutical Group, Ltd	1,176,000	377,156
Shenzhen International Holdings, Ltd.	48,970,000	3,405,951
Shenzhen Investment, Ltd.	4,089,961	890,267
Shougang Concord International Enterprises Co., Ltd. (b)	18,208,000	1,067,058
Sichuan Expressway Co., Ltd.	1,372,000	496,564
Sihuan Pharmaceutical Holdings Group, Ltd. (b)	3,006,572	1,173,353
Silver Base Group Holdings, Ltd. (b)	635,000	440,836
Sino Biopharmaceutical	4,828,000	1,293,436
Sinotrans Shipping, Ltd.	4,578,500	1,096,859
Sinotrans, Ltd.	1,572,000	293,586
Sinotruk Hong Kong, Ltd.	540,500	313,273
Springland International Holdings, Ltd.	1,758,000	1,272,535
Sunac China Holdings, Ltd. (a)(b)	2,343,000	694,088
The United Laboratories International Holdings, Ltd. (b)	378,000	187,929
Tianjin Port Development Holdings, Ltd.	8,852,000	1,231,345
Tianneng Power International, Ltd.	1,716,000	996,801
TPV Technology, Ltd. (b)	2,460,000	586,167
United Energy Group, Ltd. (a)(b)	8,128,000	1,392,354
Vinda International Holdings, Ltd.	834,000	1,289,026
VODone, Ltd. (b)	4,010,000	557,805
Wasion Group Holdings, Ltd.	1,115,000	518,438
West China Cement, Ltd. (b)	4,124,000	865,806
Winsway Coking Coal Holding, Ltd. (a)	3,058,018	614,439
Yashili International Holdings, Ltd.	2,256,000	363,215
Yingde Gases (a)	2,328,500	2,645,205
Yip’s Chemical Holdings, Ltd.	798,000	575,580
Yuexiu Property Co., Ltd. (b)	17,764,000	3,523,514
Yuexiu Transport Infrasctruct Ltd	1,956,549	975,251

		73,571,005

HUNGARY — 0.1%
Egis Gyogyszergyar Nyrt	10,152	671,513

INDIA — 8.8%
Amtek Auto, Ltd.	491,610	1,282,943
Anant Raj Industries, Ltd.	726,013	833,679
Apollo Hospitals Enterprise, Ltd.	20,408	255,896
Arvind, Ltd. (a)	228,150	369,017
Ashok Leyland, Ltd.	408,172	243,165
Aurobindo Pharma, Ltd.	373,382	872,165
Bajaj Finserv, Ltd.	85,910	1,031,190
Bajaj Holdings and Investment, Ltd.	72,145	1,154,362
Balrampur Chini Mills, Ltd.	557,669	626,687
BF Utilities, Ltd. (a)	15,361	116,598
BGR Energy Systems, Ltd.	25,682	164,845
Bharat Forge, Ltd.	556,509	3,496,137
Bhushan Steel, Ltd.	141,437	1,156,593
Biocon, Ltd.	187,274	878,565
Bombay Rayon Fashions, Ltd.	22,100	108,212
CESC, Ltd.	353,963	1,887,756
Core Education & Technologies, Ltd.	177,088	979,381
Coromandel International, Ltd.	212,132	1,181,102
Corporation Bank	53,990	450,190
Cox & Kings, Ltd.	45,920	146,967
Crompton Greaves, Ltd.	268,540	727,949
Dewan Housing Finance, Corp., Ltd.	189,272	888,867
Dish TV India, Ltd. (a)	465,111	583,386
Edelweiss Capital, Ltd.	753,374	405,930
Educomp Solutions, Ltd.	207,825	787,528

See accompanying notes to financial statements.

SPDR S&P Emerging Markets Small Cap ETF
SCHEDULE OF INVESTMENTS (continued)
March 31, 2012 (Unaudited)

Security Description	Shares	Value

Emami, Ltd.	127,016	$1,007,876
Era Infra Engineering, Ltd.	418,729	1,131,378
Escorts, Ltd.	361,578	486,883
Essar Ports, Ltd. (a)	261,623	423,414
Federal Bank, Ltd.	202,032	1,691,366
Financial Technologies India, Ltd.	47,581	639,068
Fortis Healthcare, Ltd. (a)	348,676	685,785
Gateway Distriparks, Ltd.	337,067	1,017,917
Glenmark Pharmaceuticals, Ltd.	588,874	3,576,359
Godrej Industries, Ltd.	222,776	1,131,699
GTL, Ltd. (a)	186,817	152,549
Gujarat Gas Co., Ltd.	149,432	1,151,429
Gujarat NRE Coke, Ltd.	909,197	395,303
GVK Power & Infrastructure, Ltd. (a)	2,118,070	723,416
HCL Infosystems, Ltd.	437,402	389,365
Hindustan Construction Co.	944,682	476,560
Housing Development & Infrastructure, Ltd. (a)	577,584	971,049
IFCI, Ltd.	1,368,781	1,125,762
India Cements, Ltd.	942,244	2,061,303
India Infoline, Ltd. (a)	565,440	742,525
Indiabulls Financial Services, Ltd.	591,285	2,403,673
Indiabulls Infrastructure & Power, Ltd. (a)(d)	1,823,943	0
Indiabulls Real Estate, Ltd.	647,189	811,130
Indian Hotels Co., Ltd.	930,834	1,163,885
IVRCL Infrastructures & Projects, Ltd.	1,106,504	1,436,750
Jain Irrigation Systems, Ltd.	320,180	618,740
Jammu & Kashmir Bank, Ltd.	76,683	1,383,289
JSW Energy, Ltd.	661,863	796,392
Jubilant Foodworks, Ltd. (a)	41,684	962,344
Mahindra & Mahindra Financial Services	98,773	1,299,783
Manappuram Finance, Ltd.	542,812	324,441
Marico, Ltd.	435,716	1,499,284
MAX India, Ltd. (a)	694,598	2,305,555
McLeod Russel India, Ltd.	105,341	561,081
Moser Baer India, Ltd. (a)	1,608,829	514,750
Motherson Sumi Systems, Ltd.	306,710	1,121,904
Mphasis, Ltd.	94,329	750,077
Nagarjuna Construction Co., Ltd.	1,061,666	1,174,303
Opto Circuits India, Ltd.	285,356	1,128,653
Parsvnath Developers, Ltd. (a)	190,515	210,167
Patni Computer Systems, Ltd. (a)	87,016	843,429
Pipavav Defence & Offshore Engineering Co., Ltd. (a)	155,721	244,532
Piramal Healthcare, Ltd.	91,634	847,900
PTC India, Ltd.	341,577	411,676
Punj Lloyd, Ltd.	1,084,564	1,175,148
Rajesh Exports, Ltd.	449,780	1,161,420
REI Agro, Ltd.	1,972,013	474,181
Rolta India, Ltd.	327,539	603,708
Satyam Computer Services, Ltd. (a)	1,048,301	1,658,515
Shree Renuka Sugars, Ltd.	851,840	527,541
Sintex Industries, Ltd.	686,466	1,162,189
Sterling International Enterprises, Ltd. (a)	126,000	23,372
Strides Arcolab, Ltd. (a)	116,018	1,336,444
Suzlon Energy, Ltd. (a)	1,778,722	881,593
Tata Chemicals, Ltd.	189,138	1,286,970
Tata Global Beverages, Ltd.	594,294	1,310,608
Thermax, Ltd.	87,346	796,393
Unitech, Ltd. (a)	2,177,753	1,228,980
United Phosphorus, Ltd.	1,023,696	2,614,248
Videocon Industries, Ltd.	163,159	548,934
Voltas, Ltd.	313,407	690,547
Welspun Corp., Ltd	557,104	1,471,905

		82,376,550

INDONESIA — 3.9%
Alam Sutera Realty Tbk PT	36,563,500	2,479,152
Bakrie and Brothers Tbk PT (a)(d)	187,371,000	1,024,557
Bakrie Sumatera Plantations Tbk PT	18,107,000	584,161
Bakrie Telecom Tbk PT (a)	45,124,000	1,258,379
Bakrieland Development Tbk PT (a)	75,627,500	1,017,299
Bank Pembangunan Daerah Jawa Barat Dan Banten Tbk PT	9,747,500	1,183,260
Bank Permata Tbk PT (a)	782,500	119,805
Bank Tabungan Negara Tbk PT	5,684,000	745,932
Barito Pacific Tbk PT (a)	5,962,000	515,090
Bhakti Investama Tbk PT	23,139,000	923,637
Bisi International PT	3,366,000	316,575
Bumi Resources Minerals Tbk PT (a)	12,400,500	867,927
BW Plantation Tbk PT	3,986,500	719,349
Ciputra Development Tbk PT	13,344,500	1,050,748
Darma Henwa PT Tbk (a)	191,721,042	1,866,051
Delta Dunia Makmur Tbk PT (a)	8,122,500	541,855
Energi Mega Persada Tbk PT (a)	66,987,000	1,340,619
Gajah Tunggal Tbk PT	3,964,500	1,159,781
Garuda Indonesia Tbk PT (a)	14,536,500	985,633
Global Mediacom Tbk PT	7,586,500	1,327,472
Holcim Indonesia Tbk PT	3,846,000	1,083,055
Indah Kiat Pulp & Paper Corp. Tbk PT (a)	5,051,500	640,829
Indika Energy Tbk PT	2,987,000	824,822
Intiland Development Tbk PT (a)	11,239,000	393,316
Japfa Comfeed Indonesia Tbk PT	2,216,000	999,672
Kawasan Industri Jababeka Tbk PT (a)	52,147,500	1,112,069
Lippo Karawaci Tbk PT	10,967,250	959,514
Medco Energi Internasional Tbk PT	2,711,500	637,547
Media Nusantara Citra Tbk PT	4,655,000	957,065
Mitra Adiperkasa Tbk PT	1,057,500	734,375
Multistrada Arah Sarana Tbk PT	4,097,000	277,793
Pakuwon Jati Tbk PT (a)	37,948,400	850,768
Pembangunan Perumahan Persero PT Tbk	10,137,000	698,415
Perusahaan Perkebunan London Sumatra Indonesia Tbk PT	6,151,000	1,933,959
Sentul City Tbk PT (a)	26,032,500	711,737
Summarecon Agung Tbk PT	11,553,500	1,983,705
Timah Tbk PT	3,364,000	684,278
Tower Bersama Infrastructure Tbk PT	1,636,500	527,961
Trada Maritime Tbk PT	5,220,000	536,614

		36,574,776

LUXEMBOURG — 0.1%
O’Key Group SA GDR	1,860	16,908

See accompanying notes to financial statements.

SPDR S&P Emerging Markets Small Cap ETF
SCHEDULE OF INVESTMENTS (continued)
March 31, 2012 (Unaudited)

Security Description	Shares	Value

O’Key Group SA GDR	61,349	$555,150

		572,058

MALAYSIA — 5.8%
Aeon Co. M Bhd	225,500	699,282
Alliance Financial Group Bhd	3,464,495	4,399,179
Bandar Raya Developments Bhd	868,100	654,582
Berjaya Corp. Bhd	5,836,200	1,809,822
Berjaya Sports Toto Bhd	1,250,200	1,783,377
Boustead Holdings Bhd	605,860	1,073,876
Bursa Malaysia Bhd	1,640,473	3,951,915
Dialog Group Bhd	2,456,420	1,739,981
DRB-Hicom Bhd	944,300	776,770
Eastern & Oriental Bhd	510,400	249,910
Fraser & Neave Holdings Bhd	264,100	1,627,618
Genting Plantations Bhd	953,000	2,952,169
IGB Corp. Bhd	4,967,167	4,491,285
Kencana Petroleum Bhd (a)	2,902,000	2,983,940
KNM Group Bhd (a)	4,323,437	1,178,414
Kulim Malaysia Bhd	4,648,800	6,343,066
Lafarge Malayan Cement Bhd	901,100	2,117,813
Malaysian Bulk Carriers Bhd	1,044,400	582,969
Malaysian Resources Corp. Bhd	1,429,800	886,770
Media Prima Bhd	2,303,100	2,014,790
Multi-Purpose Holdings Bhd	1,761,600	1,587,079
Pharmaniaga Bhd (d)	8,688	14,824
SapuraCrest Petroleum Bhd	572,700	912,282
Sunway Real Estate Investment Trust	6,284,700	2,564,346
TAN Chong Motor Holdings Bhd	1,305,600	1,913,545
Top Glove Corp. Bhd	1,227,900	1,803,672
Tradewinds Malaysia Bhd	170,900	534,987
UOA Development Bhd (a)	2,017,400	921,939
Wah Seong Corp Bhd	1,650,900	1,115,509

		53,685,711

MEXICO — 3.1%
Axtel SAB de CV (a)(b)	3,263,776	1,092,978
Bolsa Mexicana de Valores SAB de CV	953,560	1,922,677
Consorcio ARA SAB de CV (b)	4,385,369	1,478,849
Corporacion GEO SAB de CV (a)(b)	955,992	1,493,260
Desarrolladora Homex SAB de CV (a)(b)	374,165	1,165,094
Empresas ICA SAB de CV (a)	1,473,208	2,801,401
Grupo Aeroportuario del Sureste SAB de CV	875,506	6,019,638
Industrias CH SAB, Series B (a)	818,311	3,917,008
Inmuebles Carso SAB de CV (a)	478,533	410,155
Promotora y Operadora de Infraestructura SAB de CV (a)	761,368	3,357,971
TV Azteca SAB de CV (b)	7,053,577	4,421,391
Urbi Desarrollos Urbanos SA de CV (a)	705,621	843,848

		28,924,270

MOROCCO — 0.1%
Alliances Developpement Immobilier SA	1,513	128,147
Holcim Maroc SA	696	166,054
Samir (a)	5,924	398,571

		692,772

NETHERLANDS — 0.0% (e)
AmRest Holdings SE (a)	10,204	231,969

PERU — 1.4%
Alicorp SA	1,124,098	2,950,388
Casa Grande SAA	63,216	414,803
Edegel SAA	1,142,666	891,168
Ferreyros SA	1,594,246	1,847,102
Grana y Montero SA	864,808	2,837,297
Luz del Sur SAA	233,695	665,948
Refineria La Pampilla SA Relapasa	860,407	341,969
Volcan Compania Minera SAA (Class B)	1,931,035	2,678,976

		12,627,651

PHILIPPINES — 1.5%
Belle Corp. (a)	2,655,000	317,227
Cebu Air, Inc.	499,070	779,960
First Philippine Holdings Corp.	420,090	634,513
GMA Holdings, Inc.	5,512,400	1,125,975
Megaworld Corp.	81,838,000	3,735,938
Metro Pacific Investments Corp.	11,617,750	1,120,240
Philex Mining Corp.	1,037,900	511,275
Philex Petroleum Corp. (a)	236,900	64,556
Philippine National Bank (a)	317,960	555,421
Rizal Commercial Banking Corp. (a)	657,000	641,162
Semirara Mining Corp.	255,530	1,456,941
SM Development Corp.	2,993,200	475,454
Union Bank of Philippines	104,080	252,837
Universal Robina Corp.	1,515,560	2,223,833

		13,895,332

POLAND — 2.2%
Agora SA	159,532	649,627
Asseco Poland SA	196,598	3,142,366
Bank Millennium SA	1,280,161	1,806,050
Boryszew SA (a)	723,308	173,939
Ciech SA (a)	80,997	428,514
Cyfrowy Polsat SA (a)	216,891	972,908
Echo Investment SA (a)	440,818	607,771
Emperia Holding SA	30,180	1,045,094
Eurocash SA	120,606	1,353,473
Get Bank SA (a)	869,151	546,215
Globe Trade Centre SA (a)	291,122	625,406
Grupa Lotos SA (a)	110,864	967,945
LPP SA	1,584	1,338,284
Lubelski Wegiel Bogdanka SA	62,141	2,534,416
Netia SA (a)	981,046	2,013,176
Orbis SA (a)	51,495	721,538
PBG SA	10,724	134,170
Polimex- Mostostal SA	1,311,904	576,282
TVN SA	339,455	1,175,489

		20,812,663

RUSSIA — 1.1%
AK Transneft OAO Preference Shares	807	1,577,632
Cherkizovo Group OJSC, GDR (a)	5,978	82,975
DIXY Group OJSC (a)	25,512	329,237
Integra Group Holdings GDR (a)	694,090	1,457,589

See accompanying notes to financial statements.

SPDR S&P Emerging Markets Small Cap ETF
SCHEDULE OF INVESTMENTS (continued)
March 31, 2012 (Unaudited)

Security Description	Shares	Value

M Video OJSC	35,716	$302,074
Novorossiysk Commercial Sea Trade Port PJSC GDR	1,566	11,839
Novorossiysk Commercial Sea Trade Port PJSC GDR	51,583	389,967
OGK-2 OAO (a)	13,234,382	332,726
PIK Group GDR (a)	515,267	1,289,198
TransContainer OAO, GDR	63,804	693,549
Vsmpo-Avisma Corp.	17,764	3,304,730
WGC-3 OJSC (a)	14,744,149	573,385

		10,344,901

SINGAPORE — 0.1%
Yanlord Land Group, Ltd. (b)	1,110,000	1,116,753

SOUTH AFRICA — 9.5%
Adcock Ingram Holdings, Ltd.	215,742	1,650,137
AECI, Ltd. (b)	142,905	1,750,340
Afgri, Ltd.	2,424,926	2,006,408
Aquarius Platinum, Ltd.	673,735	1,528,574
Aveng, Ltd. (b)	830,454	4,229,883
AVI, Ltd.	405,981	2,454,015
Barloworld, Ltd.	348,994	4,546,510
Capital Property Fund (b)	2,586,830	3,084,154
Clicks Group, Ltd.	464,571	2,707,685
Coronation Fund Managers, Ltd.	1,478,236	5,489,537
DataTec, Ltd.	957,843	5,491,539
Grindrod, Ltd. (b)	1,667,422	3,278,550
Hosken Consolidated Investments, Ltd.	249,483	2,633,135
Illovo Sugar, Ltd.	251,701	830,744
Investec, Ltd.	273,444	1,680,309
JD Group, Ltd.	648,998	4,185,965
JSE, Ltd. (b)	491,062	5,080,470
Lewis Group, Ltd. (b)	587,518	5,833,420
Merafe Resources, Ltd. (a)	7,739,487	857,192
Mondi, Ltd.	195,190	1,831,206
Mpact, Ltd. (a)	215,877	497,882
Murray & Roberts Holdings, Ltd. (a)(b)	458,280	1,677,970
Northam Platinum, Ltd. (b)	861,739	3,831,174
Pick’ n Pay Holdings, Ltd.	288,956	711,608
Pretoria Portland Cement Co., Ltd.	443,965	1,897,447
Resilient Property Income Fund, Ltd.	91,142	457,815
Reunert, Ltd.	603,888	5,508,096
SA Corporate Real Estate Fund	8,482,020	3,569,841
Sappi, Ltd. (a)(b)	760,160	2,813,005
Sun International, Ltd. (b)	159,018	1,730,134
Tongaat Hulett, Ltd.	139,978	1,896,699
Wilson Bayly Holmes-Ovcon, Ltd.	172,491	2,921,843

		88,663,287

TAIWAN — 28.7%
A-DATA Technology Co., Ltd. (a)	414,000	514,791
Ability Enterprise Co., Ltd.	693,000	692,660
Accton Technology Corp.	1,555,341	940,651
Action Electronics Co., Ltd.	2,089,981	645,805
Adlink Technology, Inc.	476,150	693,708
Advanced Ceramic X Corp.	202,642	621,359
Advanced International Multitech Co., Ltd.	432,000	572,302
Advanced Wireless Semiconductor Co.	427,746	428,985
Advantech Co., Ltd. (a)	619,200	2,150,401
AGV Products Corp. (a)	2,139,926	728,667
Airtac International Group (a)	95,000	494,079
Alcor Micro Corp.	417,000	717,735
Alpha Networks, Inc. (a)	1,128,348	959,580
Altek Corp. (a)	1,009,309	930,160
AmTRAN Technology Co., Ltd. (a)	1,619,717	1,275,929
Anpec Electronics Corp.	524,000	397,689
Apex Biotechnology Corp. (a)	583,484	1,563,760
Arcadyan Technology Corp.	253,718	369,215
Asia Optical Co., Inc. (a)	428,540	403,646
Asia Polymer (a)	627,157	814,904
Asrock, Inc.	192,000	780,633
Aten International Co., Ltd.	266,000	521,825
Bank of Kaohsiung	1,992,680	624,516
Basso Industry Corp. (a)	688,000	559,454
BES Engineering Corp. (a)	3,492,356	993,945
Biostar Microtech International Corp. (a)	983,000	551,209
Cameo Communications, Inc.	1,635,191	518,572
Capital Securities Corp.	3,136,730	1,216,878
Career Technology Co., Ltd. (a)	495,726	797,811
Cathay No. 1 REIT	1,151,000	604,466
Cathay Real Estate Development Co., Ltd.	2,639,904	1,225,387
Chang Wah Electromaterials, Inc.	229,001	682,010
Charoen Pokphand Enterprise	1,341,798	686,481
Chaun-Choung Technology Corp. (a)	460,000	514,323
Cheng Loong Corp.	2,355,128	961,537
Cheng Uei Precision Industry Co., Ltd. (a)	640,603	1,532,351
Chicony Electronics Co., Ltd. (a)	840,259	1,651,223
Chien Kuo Construction Co., Ltd.	1,663,501	913,067
Chin-Poon Industrial Co. (a)	1,125,000	1,025,343
China Bills Finance Corp. (a)	4,024,394	1,745,320
China Chemical & Pharmaceutical Co., Ltd. (a)	950,000	666,283
China Manmade Fibers Corp. (a)	2,799,904	1,038,776
China Motor Corp.	1,114,000	1,088,919
China Steel Chemical Corp. (a)	392,000	1,859,425
China Synthetic Rubber Corp. (a)	1,216,452	1,199,368
Chipbond Technology Corp.	1,030,000	1,334,852
Chong Hong Construction Co., Ltd. (a)	458,042	1,044,443
Chroma ATE, Inc. (a)	607,680	1,548,308
Chung Hung Steel Corp.	1,002,239	351,460
Chunghwa Picture Tubes, Ltd. (a)	2,274,628	144,117
Clevo Co. (a)	1,001,053	1,643,295
CMC Magnetics Corp. (a)	4,232,719	760,081
Compal Communications, Inc.	427,000	740,734
Coretronic Corp.	654,420	603,101
CTCI Corp. (a)	1,015,000	1,679,945
CyberTAN Technology, Inc.	1,005,210	1,001,310
D-Link Corp.	1,759,904	1,308,845
Danen Technology Corp.	411,816	276,269
Dimerco Express Taiwan Corp. (a)	689,081	422,584
Dynamic Electronics Co., Ltd.	1,030,585	443,458

See accompanying notes to financial statements.

SPDR S&P Emerging Markets Small Cap ETF
SCHEDULE OF INVESTMENTS (continued)
March 31, 2012 (Unaudited)

Security Description	Shares	Value

Dynapack International Technology Corp. (a)	126,000	$683,054
Elan Microelectronics Corp. (a)	842,899	1,085,235
Elite Material Co., Ltd. (a)	695,782	644,756
Elite Semiconductor Memory Technology, Inc. (a)	682,674	638,391
ENG Electric Co., Ltd.	245,982	650,074
Entie Commercial Bank	512,000	248,068
Entire Technology Co., Ltd.	223,942	371,789
Episil Technologies, Inc. (a)	1,195,000	453,472
Epistar Corp. (a)	1,298,000	3,311,572
Eternal Chemical Co., Ltd. (a)	1,353,990	1,178,998
Everlight Chemical Industrial Corp. (a)	653,800	445,252
Everlight Electronics Co., Ltd. (a)	828,503	1,740,405
Excelsior Medical Co., Ltd. (a)	243,328	514,448
Far Eastern International Bank (a)	3,645,789	1,457,599
Faraday Technology Corp.	894,976	1,419,129
Farglory Land Development Co., Ltd.	243,000	489,055
Feng Hsin Iron & Steel Co., Ltd.	789,270	1,387,898
Feng TAY Enterprise Co., Ltd. (a)	630,000	601,941
First Insurance Co., Ltd. (a)	1,726,178	748,618
FLEXium Interconnect, Inc. (a)	383,849	1,554,150
Forhouse Corp.	938,576	610,570
Formosa Epitaxy, Inc.	797,000	742,601
Formosa International Hotels Corp.	44,000	622,406
Formosa Taffeta Co., Ltd. (a)	1,549,000	1,501,005
Formosan Rubber Group, Inc.	1,142,124	801,029
Formosan Union Chemical (a)	2,002,000	1,475,326
Froch Enterprise Co., Ltd. (a)	1,398,000	573,135
FSP Technology, Inc.	644,184	604,581
Gallant Precision Machining Co., Ltd.	752,000	246,637
Gemtek Technology Corp.	737,234	658,189
Genius Electronic Optical Co., Ltd.	58,060	584,249
Genmont Biotech, Inc.	216,000	309,570
GeoVision, Inc. (a)	198,743	935,990
Giant Manufacturing Co., Ltd. (a)	626,994	2,751,045
Gigabyte Technology Co., Ltd.	526,000	441,979
Gigastorage Corp.	785,114	653,054
Gintech Energy Corp.	777,806	868,343
Global Unichip Corp. (a)	201,669	758,450
Gloria Material Technology Corp. (a)	615,736	650,899
Goldsun Development & Construction Co., Ltd. (a)	2,661,041	1,086,434
Grand Pacific Petrochemical (a)	2,284,000	1,060,184
Grape King, Inc.	452,000	732,799
Great Wall Enterprise Co.	1,285,353	1,315,206
GTM Corp.	1,178,000	588,711
HannStar Display Corp. (a)	5,634,474	530,717
Hey Song Corp. (a)	1,424,694	1,795,681
Highwealth Construction Corp. (a)	1,048,000	1,818,008
Himax Technologies, Inc. ADR	529,291	1,090,339
Ho Tung Chemical Corp. (a)	2,265,510	1,358,638
Hong TAI Electric Industrial	1,534,000	522,343
Huaku Development Co., Ltd. (a)	451,236	1,145,118
Huang Hsiang Construction Co.	450,484	873,052
I-Sheng Electric Wire & Cable Co., Ltd. (a)	638,000	1,048,400
Ibase Technology, Inc.	417,699	611,381
Inventec Co., Ltd.	4,355,775	1,911,172
ITE Technology, Inc.	485,000	456,826
J Touch Corp.	254,121	365,927
Jess-Link Products Co., Ltd. (a)	476,974	492,900
Jih Sun Financial Holdings Co., Ltd.	2,041,113	636,238
Kaori Heat Treatment Co., Ltd.	440,000	552,339
KEE TAI Properties Co., Ltd.	1,785,076	988,870
Kenda Rubber Industrial Co., Ltd. (a)	744,649	869,171
KGI Securities Co., Ltd.	5,695,096	2,402,343
King Yuan Electronics Co., Ltd. (a)	2,460,656	929,588
King’s Town Bank (a)	2,236,000	1,439,428
Kinpo Electronics	3,039,371	740,418
Kinsus Interconnect Technology Corp. (a)	383,030	1,227,689
Kuoyang Construction Co., Ltd. (a)	1,150,000	506,531
KYE Systems Corp.	686,000	276,589
Laser Tek Taiwan Co., Ltd.	622,266	669,398
LCY Chemical Corp.	1,102,939	1,756,362
Lien Hwa Industrial Corp.	1,710,651	1,115,724
Lingsen Precision Industries, Ltd. (a)	1,583,694	1,011,456
Long Bon International Co., Ltd.	1,347,000	677,733
Longwell Co.	689,000	915,103
Lumax International Corp., Ltd. (a)	327,599	712,594
Macronix International Co., Ltd. (a)	6,185,656	2,305,383
Makalot Industrial Co., Ltd. (a)	502,000	1,495,055
Masterlink Securities Corp. (a)	2,113,472	737,562
Mayer Steel Pipe Corp.	1,654,234	669,776
Mercuries & Associates, Ltd. (a)	630,053	660,697
Merida Industry Co., Ltd.	293,000	941,110
Micro-Star International Co., Ltd.	1,361,000	666,332
Microbio Co., Ltd.	517,481	646,095
Mildef Crete , Inc. (a)	257,706	507,300
Mirle Automation Corp.	1,034,170	846,201
Mitac International Corp.	2,202,999	873,303
Mosel Vitelic, Inc. (a)	1,310,000	182,866
Motech Industries, Inc.	682,885	1,138,354
Nan Kang Rubber Tire Co., Ltd. (a)	1,036,227	1,616,773
Nantex Industry Co., Ltd. (a)	937,550	857,675
Neo Solar Power Corp.	661,064	517,392
Newmax Technology Co., Ltd.	123,232	240,080
Nien Hsing Textile Co., Ltd. (a)	639,910	455,305
Novatek Microelectronics Corp.	973,572	2,965,462
Oriental Union Chemical Corp. (a)	1,173,000	1,516,202
Pan-International Industrial Co., Ltd.	707,388	680,676
PC Home Online	203,132	1,145,928
Phison Electronics Corp. (a)	219,837	1,880,731
Phytohealth Corp. (a)	418,000	560,836
PixArt Imaging, Inc.	206,991	542,821
Portwell, Inc. (a)	649,000	608,001
Powerchip Technology Corp. (a)	2,243,280	83,607
Powercom Co., Ltd.	195,290	133,658
Powertech Industrial Co., Ltd.	448,000	365,813
Powertech Technology, Inc. (a)	799,000	1,556,608
President Securities Corp.	1,824,127	985,781
Prime Electronics Satellitics, Inc. (a)	838,946	727,677
Prince Housing Development Corp. (a)	1,827,190	1,371,267
Promate Electronic Co., Ltd. (a)	988,000	820,139
Qisda Corp.	2,883,641	689,780

See accompanying notes to financial statements.

SPDR S&P Emerging Markets Small Cap ETF
SCHEDULE OF INVESTMENTS (continued)
March 31, 2012 (Unaudited)

Security Description	Shares	Value

Radiant Opto-Electronics Corp.	750,620	$3,331,624
Radium Life Tech Co., Ltd.	1,211,993	981,437
Realtek Semiconductor Corp.	865,793	1,581,129
RichTek Technology Corp.	196,477	1,211,568
Ritek Corp. (a)	5,577,596	961,899
Ruentex Development Co., Ltd.	1,156,071	1,703,877
Ruentex Industries, Ltd.	984,767	1,928,528
Sampo Corp. (a)	3,370,527	947,852
San Fang Chemical Industry Co., Ltd. (a)	523,110	453,730
Sanyang Industry Co., Ltd.	2,145,945	1,457,799
ScinoPharm Taiwan Ltd.	354,000	651,280
Senao International Co., Ltd. (a)	242,911	1,135,771
Sercomm Corp.	666,000	1,015,433
Shih Wei Navigation Co., Ltd.	845,968	799,692
Shinkong Insurance Co., Ltd.	940,841	612,043
Shinkong Synthetic Fibers Corp.	3,299,796	1,129,206
Sigurd Microelectronics Corp. (a)	1,259,694	1,039,270
Silicon Integrated Systems Corp.	1,220,000	483,627
Silicon Motion Technology Corp. ADR (a)(b)	67,119	1,300,095
Simplo Technology Co., Ltd.	442,481	3,335,717
Sinbon Electronics Co., Ltd. (a)	863,000	690,061
Sinmag Bakery Machine Corp. (a)	190,400	703,166
Sino-American Silicon Products, Inc.	640,058	1,114,672
Sinon Corp. (a)	2,219,662	1,022,799
Sinphar Pharmaceutical Co., Ltd.	587,136	497,328
Sintek Photronic Corp. (a)	1,449,000	709,416
Sinyi Realty Co. (a)	778,071	1,239,030
Soft-World International Corp.	234,848	527,552
Solar Applied Materials Technology Corp. (a)	549,195	800,128
Solartech Energy Corp.	484,091	551,101
Southeast Cement Co., Ltd. (a)	1,616,000	629,657
Springsoft, Inc.	701,968	1,090,489
St. Shine Optical Co., Ltd.	146,000	1,894,594
Standard Foods Corp.	520,812	1,773,420
Sunonwealth Electric Machine Industry Co. Ltd. (a)	694,000	512,602
Sunrex Technology Corp.	624,000	417,557
Systex Corp. (a)	709,000	778,316
T JOIN Transportation Co.	1,085,000	1,224,161
TA Chen Stainless Pipe (a)	512,000	285,365
Ta Chong Bank Co., Ltd. (a)	3,135,988	1,243,154
Ta Ya Electric Wire & Cable	2,471,650	688,372
Taichung Commercial Bank (a)	3,227,935	1,019,308
Taiflex Scientific Co., Ltd.	505,725	621,993
Tainan Enterprises Co., Ltd. (a)	457,000	581,421
Tainan Spinning Co., Ltd. (a)	2,376,570	1,066,918
Taisun Enterprise Co., Ltd. (a)	1,630,631	875,688
Taiwan Acceptance Corp.	600,000	1,250,233
Taiwan Business Bank (a)	5,908,558	1,849,771
Taiwan Cogeneration Corp. (a)	1,901,469	1,578,410
Taiwan Fire & Marine Insurance Co. (a)	889,004	665,672
Taiwan Hon Chuan Enterprise Co., Ltd. (a)	496,027	1,124,336
Taiwan Hopax Chemicals Manufacturing Co., Ltd.	692,229	311,936
Taiwan Land Development Corp. (a)	2,206,994	923,491
Taiwan Life Insurance Co., Ltd.	590,684	381,254
Taiwan Mask Corp. (a)	1,539,800	607,792
Taiwan Secom Co., Ltd (a)	543,726	1,127,447
Taiwan Surface Mounting Technology Co., Ltd. (a)	458,632	1,053,558
Taiyen Biotech Co., Ltd.	1,436,000	1,089,851
Tatung Co., Ltd. (a)	4,271,691	1,243,247
Teco Electric & Machinery Co., Ltd. (a)	3,439,838	2,371,739
Test-Rite International Co. (a)	712,000	490,918
Thye Ming Industrial Co., Ltd. (a)	857,164	829,153
Tong Hsing Electronic Industries Ltd. (a)	245,327	860,301
Tong Yang Industry Co., Ltd. (a)	882,761	939,155
Topco Scientific Co., Ltd.	494,647	905,011
Topoint Technology Co., Ltd. (a)	703,495	489,821
Transcend Information, Inc. (a)	456,484	1,317,740
Tripod Technology Corp.	870,353	2,919,411
TSRC Corp. (a)	1,059,700	2,710,781
TTY Biopharm Co., Ltd. (a)	265,790	1,134,681
Tung Ho Steel Enterprise Corp.	1,387,258	1,407,728
Tung Thih Electronic Co., Ltd.	257,283	592,768
TXC Corp.	722,120	1,136,474
TYC Brother Industrial Co., Ltd. (a)	1,029,251	491,705
Tycoons Group Enterprise (a)	2,544,174	553,409
U-Ming Marine Transport Corp. (a)	848,000	1,462,440
Unity Opto Technology Co., Ltd.	690,307	795,217
Universal Cement Corp. (a)	1,337,800	650,441
Unizyx Holding Corp. (a)	1,584,694	1,012,095
UPC Technology Corp. (a)	1,866,000	1,065,310
USI Corp. (a)	1,669,494	1,646,048
Ve Wong Corp. (a)	734,604	535,126
Via Technologies, Inc. (a)	1,430,062	918,182
Visual Photonics Epitaxy Co., Ltd.	544,602	1,001,944
Wafer Works Corp.	441,045	349,674
Wah Hong Industrial Corp.	252,446	480,695
Walsin Lihwa Corp.	5,494,000	1,742,325
Wan Hai Lines, Ltd.	2,024,320	1,159,125
Waterland Financial Holdings Co., Ltd. (a)	4,469,173	1,536,943
Wei Chuan Food Corp. (a)	854,899	951,513
Weikeng Industrial Co., Ltd. (a)	916,628	798,162
Winbond Electronics Corp. (a)	6,061,730	1,119,329
Wintek Corp.	2,239,859	1,737,884
Wistron NeWeb Corp.	472,509	1,040,610
WUS Printed Circuit Co., Ltd. (a)	1,195,000	528,376
Yageo Corp.	2,288,000	687,613
Yang Ming Marine Transport Corp.	2,280,788	1,217,111
Yieh Phui Enterprise Co., Ltd.	2,703,419	989,240
Young Fast Optoelectronics Co., Ltd.	243,959	600,092
Young Optics, Inc.	212,242	844,955
Yuen Foong Yu Paper Manufacturing Co., Ltd. (a)	3,512,941	1,600,876
Yung Lien Life Service Corp. (a)	322,000	1,026,621
Yungtay Engineering Co., Ltd. (a)	850,000	1,360,772
Zenitron Corp. (a)	901,348	705,455
Zinwell Corp. (a)	679,674	822,117

		268,178,497

See accompanying notes to financial statements.

SPDR S&P Emerging Markets Small Cap ETF
SCHEDULE OF INVESTMENTS (continued)
March 31, 2012 (Unaudited)

Security Description	Shares	Value

THAILAND — 4.1%
Airports of Thailand PCL	421,400	$795,674
Bangkok Chain Hospital PCL, NVDR	1,368,300	337,085
Bangkok Expressway PCL, NVDR	1,368,300	958,032
BEC World PCL	536,670	887,202
Big C Supercenter PCL	124,400	661,316
Bumrungrad Hospital PCL	563,400	977,047
Cal-Comp Electronics Thailand PCL	28,585,090	2,594,433
Dynasty Ceramic PCL	335,100	708,761
Electricity Generating PCL, NVDR	409,600	1,234,775
Hana Microelectronics PCL	5,642,584	4,005,594
Home Product Center PCL, NVDR	2,662,486	1,199,629
Minor International PCL	6,285,829	2,913,691
Precious Shipping PCL	783,400	403,762
Pruksa Real Estate PCL	911,000	445,903
Pruksa Real Estate PCL, NVDR	1,299,100	635,864
Robinson Department Store PCL, NVDR	583,000	968,517
Siam City Cement PCL, NVDR	106,500	1,056,369
Siam Global House PCL, NVDR	311,280	119,063
Siam Makro PCL, NVDR	113,100	1,312,473
Sri Trang Agro-Industry PCL, NVDR	961,000	651,050
Thai Airways International PCL, NVDR (a)	777,800	649,217
Thai Stanley Electric PCL, NVDR	95,500	569,595
Thai Tap Water Supply PCL	3,280,600	638,042
Thai Union Frozen Products PCL	740,486	1,698,197
Thai Vegetable Oil PCL, NVDR	639,100	414,327
Thanachart Capital PCL	5,155,464	5,598,316
Thoresen Thai Agencies PCL	3,055,266	1,990,627
Tisco Financial Group PCL	556,930	749,193
True Corp. PCL (a)	5,738,600	684,540
True Corp. PCL, NVDR (a)	9,739,928	1,161,846
Vanachai Group PCL, NVDR	1,297,300	174,936
Vinythai PCL, NVDR	1,120,100	664,435

		37,859,511

TURKEY — 2.9%
Adana Cimento Sanayii TAS	77,883	176,044
Akfen Holding AS (a)	96,403	543,412
Akmerkez Gayrimenkul Yatirim Ortakligi AS (a)	71,634	1,040,620
Albaraka Turk Katilim Bankasi	2,146,944	2,444,498
Asya Katilim Bankasi AS (a)	1,636,893	1,799,490
Aygaz AS	242,005	1,243,348
Bursa Cimento Fabrikasi AS	77,026	214,717
Dogan Sirketler Grubu Holdings AS (a)	2,143,946	1,010,104
Dogan Yayin Holding AS (a)	1,881,287	865,251
GSD Holding (a)	967,256	417,739
Ihlas Holding (a)	1,453,970	880,749
Is Finansal Kiralama AS (a)	341,558	216,479
Ittifak Holding A.S	181,181	550,789
Kardemir Karabuk Demir Celik Sanayi ve Ticaret AS (a)	3,613,757	1,905,284
Metro Ticari ve Mali Yatirimlar Holding AS (a)	374,262	140,645
NET Holding AS (a)	301,318	273,787
Petkim Petrokimya Holding AS (a)	2,452,008	3,053,148
Sekerbank TAS	2,080,567	1,166,957
Sinpas Gayrimenkul Yatirim Ortakligi AS	865,140	655,078
TAV Havalimanlari Holding AS (a)	334,182	1,664,443
Tekfen Holding AS	292,882	1,015,206
Tofas Turk Otomobil Fabrikasi AS	195,891	837,226
Torunlar Gayrimenkul Yatirim Ortakligi AS	178,507	538,655
Turk Hava Yollari Anonim Ortakligi (a)	833,662	1,215,728
Turk Sise ve Cam Fabrikalari AS	496,990	944,975
Turkiye Sinai Kalkinma Bankasi AS	918,576	1,154,081
Ulker Biskuvi Sanayi AS	388,835	1,230,035

		27,198,488

UNITED ARAB EMIRATES — 0.1%
Exillon Energy PLC (a)	155,579	420,591

TOTAL COMMON STOCKS —
(Cost $1,015,377,286)		926,382,646

PREFERRED STOCK — 0.1%
BRAZIL — 0.1%
Centrais Eletricas de Santa Catarina SA Preference Shares (Cost $1,455,931)	67,374	1,503,109

RIGHTS — 0.0% (e)
SOUTH AFRICA — 0.0% (e)
Murray & Roberts Holdings, Ltd. (expiring 4/20/12) (a)(b) (Cost $0)	152,756	200,037

WARRANT — 0.0% (e)
MALAYSIA — 0.0% (e)
Dialog Group Bhd (expiring 11/30/16) (a) (Cost $0)	194,760	35,602

SHORT TERM INVESTMENTS — 4.4%
UNITED STATES — 4.4%
MONEY MARKET FUNDS — 4.4%
State Street Navigator Securities Lending Prime Portfolio (f)(g)	36,047,343	36,047,343
State Street Institutional Liquid Reserves Fund 0.23% (g)(h)	4,667,867	4,667,867

TOTAL SHORT TERM INVESTMENTS —
(Cost $40,715,210)		40,715,210

TOTAL INVESTMENTS — 103.8%
(Cost $1,057,548,427)		968,836,604
OTHER ASSETS & LIABILITIES — (3.8)%		(35,632,016)

NET ASSETS — 100.0%		$933,204,588

See accompanying notes to financial statements.

SPDR S&P Emerging Markets Small Cap ETF
SCHEDULE OF INVESTMENTS (continued)
March 31, 2012 (Unaudited)

(a)	Non-income producing security.
(b)	A portion of the security was on loan at March 31, 2012.
(c)	Securities are valued at fair value as determined in good faith by the Trust’s Pricing and Investment Committee in accordance with procedures approved by the Board of Trustees. Securities’ values are determined based on Level 3 inputs. (Note 2)
(d)	Securities are valued at fair value as determined in good faith by the Trust’s Pricing and Investment Committee in accordance with procedures approved by the Board of Trustees. Securities’ values are determined based on Level 2 inputs. (Note 2)
(e)	Amount shown represents less than 0.05% of net assets.
(f)	Investments of cash collateral for securities loaned.
(g)	Affiliated Fund managed by SSgA Funds Management, Inc. (Note 3)
(h)	The rate shown is the annualized seven-day yield at period end.
ADR = American Depositary Receipt
GDR = Global Depositary Receipt
NVDR = Non Voting Depositary Receipt
PLC = Public Limited Company
REIT = Real Estate Investment Trust

See accompanying notes to financial statements.

SPDR Dow Jones Global Real Estate ETF
SCHEDULE OF INVESTMENTS
March 31, 2012 (Unaudited)

Security Description	Shares	Value

COMMON STOCKS — 99.7%
AUSTRALIA — 7.9%
Abacus Property Group (a)	160,650	$329,522
Astro Japan Property Group (a)	37,546	102,685
Bunnings Warehouse Property Trust	251,892	459,267
CFS Retail Property Trust	1,034,524	1,918,369
Charter Hall Office REIT (a)	274,158	874,763
Charter Hall Retail REIT	155,024	507,487
Commonwealth Property Office Fund	1,512,611	1,543,484
Dexus Property Group	2,976,825	2,682,941
Goodman Group	4,776,816	3,414,493
GPT Group	1,117,323	3,611,369
Investa Office Fund	1,669,677	1,098,360
Westfield Group	1,313,372	12,013,984
Westfield Retail Trust	1,781,606	4,761,787

		33,318,511

AUSTRIA — 0.8%
Atrium European Real Estate, Ltd.	117,549	576,537
CA Immobilien Anlagen AG (b)	45,390	518,263
IMMOFINANZ AG (a)(b)	669,026	2,426,925

		3,521,725

BELGIUM — 0.4%
Befimmo Sicafi S.C.A.	9,114	604,792
Cofinimmo	8,636	1,060,352

		1,665,144

CANADA — 5.4%
Artis REIT	30,146	487,729
Boardwalk REIT	14,590	833,547
Brookfield Asset Management, Inc. (Class A)	345,581	10,881,419
Brookfield Office Properties, Inc. (a)	159,928	2,790,744
Calloway REIT	32,400	878,847
Canadian Apartment Properties REIT	25,915	583,668
Canadian REIT	20,472	756,037
Chartwell Seniors Housing REIT	44,018	402,106
Extendicare REIT	25,499	201,553
First Capital Realty, Inc.	41,228	736,325
H&R REIT	52,297	1,238,028
Primaris Retail REIT	24,541	531,359
RioCan REIT	83,338	2,253,866

		22,575,228

CHINA — 1.5%
Hongkong Land Holdings, Ltd. (a)	766,000	4,450,460
Kerry Properties, Ltd.	381,135	1,715,697

		6,166,157

FRANCE — 3.9%
Fonciere Des Regions	16,279	1,305,710
Gecina SA (a)	12,917	1,347,571
Klepierre	57,967	2,007,061
SILIC	5,794	638,257
Unibail-Rodamco SE	56,437	11,269,813

		16,568,412

GERMANY — 0.1%
IVG Immobilien AG (b)	89,865	287,216

HONG KONG — 4.1%
Champion REIT	963,462	408,268
Hang Lung Group, Ltd. (a)	523,996	3,391,396
Hang Lung Properties, Ltd.	1,376,018	5,042,209
Hysan Development Co., Ltd.	377,027	1,510,245
Prosperity REIT	679,000	159,168
The Link REIT	1,399,513	5,209,418
Wheelock & Co., Ltd.	511,016	1,540,156
Yuexiu Real Estate Investment Trust	448,000	232,540

		17,493,400

ITALY — 0.1%
Beni Stabili SpA	516,163	320,248

JAPAN — 8.0%
Aeon Mall Co., Ltd.	49,300	1,152,001
Daibiru Corp.	35,100	265,292
Daiwa Office Investment Corp. (a)	157	421,617
Frontier Real Estate Investment Corp.	109	898,013
Fukuoka REIT Corp. (a)	67	483,602
Global One Real Estate Investment Co., Ltd. (a)	61	408,421
Hankyu REIT, Inc.	52	249,590
Heiwa Real Estate Co., Ltd. (a)	112,500	307,582
Japan Excellent, Inc.	107	549,335
Japan Prime Realty Investment Corp.	444	1,283,524
Japan Real Estate Investment Corp.	336	2,976,414
Japan Retail Fund Investment Corp. (a)	1,156	1,726,379
Kenedix Realty Investment Corp.	178	656,455
Mitsui Fudosan Co., Ltd. (a)	544,000	10,464,208
Mori Hills REIT Investment Corp.	113	453,126
Mori Trust Sogo REIT, Inc. (a)	107	950,447
Nippon Building Fund, Inc.	358	3,419,260
Nomura Real Estate Office Fund, Inc.	180	1,077,222
NTT Urban Development Corp. (a)	673	551,190
Orix JREIT, Inc. (a)	175	820,828
Premier Investment Corp.	119	480,078
Shoei Co., Ltd. (a)	22,600	92,822
Tokyu Land Corp. (a)	283,000	1,392,733
Tokyu REIT, Inc. (a)	106	564,165
Top REIT, Inc.	96	557,604
United Urban Investment Corp.	1,291	1,482,466

		33,684,374

NETHERLANDS — 0.8%
Corio NV	36,035	1,897,918
Eurocommercial Properties NV	20,183	763,595
VastNed Retail NV	11,588	607,625

		3,269,138

NEW ZEALAND — 0.4%
AMP NZ Office Trust	416,703	315,857
Argosy Property, Ltd.	343,488	236,436
Goodman Property Trust	504,174	427,605
Kiwi Income Property Trust	609,561	531,973

		1,511,871

SINGAPORE — 3.5%
Ascendas REIT	1,038,969	1,669,159
Cambridge Industrial Trust	671,907	285,895
CapitaCommercial Trust (a)	1,187,682	1,152,401

See accompanying notes to financial statements.

SPDR Dow Jones Global Real Estate ETF
SCHEDULE OF INVESTMENTS (continued)
March 31, 2012 (Unaudited)

Security Description	Shares	Value

CapitaLand, Ltd.	1,564,500	$3,882,165
CapitaMall Trust	1,308,860	1,878,946
Frasers Commercial Trust	309,412	206,709
Global Logistic Properties, Ltd. (b)	1,391,000	2,433,849
Guocoland, Ltd.	200,999	310,127
Mapletree Logistics Trust	793,240	596,184
Singapore Land, Ltd.	67,000	319,720
Starhill Global REIT	716,524	364,716
Suntec REIT (a)	1,282,274	1,274,778
United Industrial Corp., Ltd.	150,000	332,843

		14,707,492

SOUTH AFRICA — 0.5%
Capital Property Fund	793,842	946,460
Fountainhead Property Trust	717,967	682,927
SA Corporate Real Estate Fund	622,929	262,173
Sycom Property Fund	75,095	247,070

		2,138,630

SPAIN — 0.0% (c)
Martinsa-Fadesa SA (b)(d)(e)	178	0

SWEDEN — 0.9%
Castellum AB (a)	106,214	1,334,208
Fabege AB	88,442	760,414
Great Portland Estates PLC	193,075	1,110,240
Kungsleden AB	84,289	584,339

		3,789,201

SWITZERLAND — 1.1%
PSP Swiss Property AG (b)	21,438	1,902,226
Swiss Prime Site AG (b)	33,573	2,785,833

		4,688,059

UNITED KINGDOM — 5.2%
Big Yellow Group PLC	76,123	345,417
British Land Co. PLC	546,403	4,189,602
Capital & Counties Properties PLC	422,971	1,296,188
Capital Shopping Centres Group PLC	424,883	2,249,732
Derwent London PLC	62,247	1,735,493
Grainger PLC	210,290	351,783
Hammerson PLC	436,923	2,901,278
Land Securities Group PLC	483,399	5,580,235
Segro PLC	457,976	1,718,105
Shaftesbury PLC	154,353	1,214,591
Workspace Group PLC	66,605	250,349

		21,832,773

UNITED STATES — 55.1%
Acadia Realty Trust (a)	26,591	599,361
Alexandria Real Estate Equities, Inc.	38,222	2,795,175
American Campus Communities, Inc.	42,944	1,920,456
Apartment Investment & Management Co. (Class A)	74,605	1,970,318
Ashford Hospitality Trust, Inc. (a)	42,458	382,547
AvalonBay Communities, Inc.	58,770	8,307,139
BioMed Realty Trust, Inc.	94,683	1,797,083
Boston Properties, Inc. (a)	90,085	9,458,024
Brandywine Realty Trust (a)	82,989	952,714
BRE Properties, Inc.	46,155	2,333,135
Camden Property Trust	48,661	3,199,461
CBL & Associates Properties, Inc. (a)	86,913	1,644,394
Cedar Shopping Centers, Inc. (a)	33,201	169,989
Colonial Properties Trust	53,806	1,169,204
CommonWealth REIT	51,665	962,002
Corporate Office Properties Trust (a)	44,447	1,031,615
Cousins Properties, Inc.	52,586	398,602
CubeSmart	71,054	845,543
DCT Industrial Trust, Inc. (a)	153,116	903,384
DDR Corp. (a)	148,586	2,169,356
DiamondRock Hospitality Co.	103,877	1,068,894
Digital Realty Trust, Inc. (a)	64,853	4,797,176
Douglas Emmett, Inc. (a)	78,849	1,798,546
Duke Realty Corp. (a)	155,657	2,232,121
DuPont Fabros Technology, Inc. (a)	38,907	951,276
EastGroup Properties, Inc.	16,685	837,921
Education Realty Trust, Inc.	56,197	609,175
Equity Lifestyle Properties, Inc.	25,491	1,777,742
Equity One, Inc. (a)	38,266	773,739
Equity Residential	182,199	11,409,301
Essex Property Trust, Inc. (a)	20,912	3,168,377
Extra Space Storage, Inc. (a)	58,234	1,676,557
Federal Realty Investment Trust	39,387	3,812,268
FelCor Lodging Trust, Inc. (b)	78,191	281,488
First Industrial Realty Trust, Inc. (b)	49,273	608,522
First Potomac Realty Trust (a)	31,252	377,837
Forest City Enterprises, Inc. (Class A) (b)	81,732	1,279,923
Franklin Street Properties Corp.	46,166	489,360
General Growth Properties, Inc.	237,556	4,036,076
HCP, Inc.	251,183	9,911,681
Health Care REIT, Inc.	130,091	7,149,801
Healthcare Realty Trust, Inc. (a)	48,081	1,057,782
Hersha Hospitality Trust	94,168	514,157
Highwoods Properties, Inc. (a)	44,660	1,488,071
Home Properties, Inc.	29,794	1,817,732
Hospitality Properties Trust	76,178	2,016,432
Host Hotels & Resorts, Inc.	436,818	7,172,552
Inland Real Estate Corp. (a)	48,293	428,359
Kilroy Realty Corp. (a)	41,387	1,929,048
Kimco Realty Corp.	251,485	4,843,601
Kite Realty Group Trust	38,014	200,334
LaSalle Hotel Properties	52,579	1,479,573
Liberty Property Trust	70,691	2,525,083
Mack-Cali Realty Corp.	53,676	1,546,942
Mid-America Apartment Communities, Inc. (a)	22,984	1,540,618
Parkway Properties, Inc. (a)	13,770	144,310
Pebblebrook Hotel Trust	31,476	710,728
Pennsylvania Real Estate Investment Trust	34,733	530,373
Piedmont Office Realty Trust, Inc. (Class A)	106,583	1,891,848
Post Properties, Inc.	32,852	1,539,445
ProLogis	283,936	10,227,375
PS Business Parks, Inc.	11,685	765,835
Public Storage	87,249	12,055,194
Ramco-Gershenson Properties Trust	24,486	299,219
Regency Centers Corp.	55,552	2,470,953
Rouse Properties, Inc. (a)(b)	8,995	121,792
Saul Centers, Inc.	4,978	200,912

See accompanying notes to financial statements.

SPDR Dow Jones Global Real Estate ETF
SCHEDULE OF INVESTMENTS (continued)
March 31, 2012 (Unaudited)

Security Description	Shares	Value

Senior Housing Properties Trust	100,460	$2,215,143
Simon Property Group, Inc.	181,141	26,388,621
SL Green Realty Corp. (a)	52,839	4,097,664
Sovran Self Storage, Inc.	17,141	854,136
Sun Communities, Inc. (a)	14,685	636,301
Sunstone Hotel Investors, Inc. (b)	72,640	707,514
Tanger Factory Outlet Centers, Inc. (a)	53,070	1,577,771
Taubman Centers, Inc.	35,726	2,606,212
The Macerich Co.	81,615	4,713,266
UDR, Inc.	135,325	3,614,531
Universal Health Realty Income Trust (a)	7,415	293,856
Ventas, Inc.	178,143	10,171,965
Vornado Realty Trust	113,980	9,597,116
Washington Real Estate Investment Trust (a)	40,714	1,209,206
Weingarten Realty Investors (a)	74,663	1,973,343

		232,232,196

TOTAL COMMON STOCKS —
(Cost $362,688,131)		419,769,775

SHORT TERM INVESTMENTS — 7.0%
UNITED STATES — 7.0%
MONEY MARKET FUNDS — 7.0%
State Street Navigator Securities Lending Prime Portfolio (f)(g)	29,201,488	29,201,488
State Street Institutional Liquid Reserves Fund 0.23% (g)(h)	439,006	439,006

TOTAL SHORT TERM INVESTMENTS —
(Cost $29,640,494)		29,640,494

TOTAL INVESTMENTS — 106.7%
(Cost $392,328,625)		449,410,269
OTHER ASSETS & LIABILITIES — (6.7)%		(28,113,782)

NET ASSETS — 100.0%		$421,296,487

(a)	A portion of the security was on loan at March 31, 2012.
(b)	Non-income producing security.
(c)	Amount shown represents less than 0.05% of net assets.
(d)	Security is valued at fair value as determined in good faith by the Trust’s Pricing and Investment Committee in accordance with procedures approved by the Board of Trustees. Security value is determined based on Level 2 inputs. (Note 2)
(e)	Company has filed for insolvency.
(f)	Investments of cash collateral for securities loaned.
(g)	Affiliated Fund managed by SSgA Funds Management, Inc. (Note 3)
(h)	The rate shown is the annualized seven-day yield at period end.
PLC = Public Limited Company
REIT = Real Estate Investment Trust

See accompanying notes to financial statements.

SPDR S&P International Consumer Discretionary Sector ETF
SCHEDULE OF INVESTMENTS
March 31, 2012 (Unaudited)

Security Description	Shares	Value

COMMON STOCKS — 99.7%
AUSTRALIA — 1.8%
Aristocrat Leisure, Ltd.	7,358	$23,020
Crown, Ltd.	6,960	62,657
Fairfax Media, Ltd.	32,777	24,618
Tatts Group, Ltd.	19,096	49,060

		159,355

BELGIUM — 0.4%
S.A. D’Ieteren NV	683	31,721

CANADA — 5.1%
Canadian Tire Corp., Ltd. (Class A)	937	60,432
Gildan Activewear, Inc.	1,140	31,310
Lululemon Athletica, Inc. (a)	876	65,307
Magna International, Inc. (Class A)	1,691	80,468
Shaw Communications, Inc. (Class B)	3,112	65,731
Thomson Reuters Corp.	3,113	89,828
Tim Hortons, Inc.	1,043	55,685

		448,761

CHINA — 0.2%
Li Heng Chemical Fibre Technologies, Ltd.	148,000	18,245

FINLAND — 0.8%
Nokian Renkaat Oyj	836	40,680
Sanoma Oyj	2,123	27,141

		67,821

FRANCE — 10.6%
Accor SA	1,227	43,742
Christian Dior SA	282	43,206
Compagnie Generale des Etablissements Michelin	1,136	84,460
Havas SA	7,867	45,678
Hermes International	324	109,011
Lagardere SCA	969	29,847
LVMH Moet Hennessy Louis Vuitton SA	1,399	240,054
Peugeot SA	1,765	28,382
PPR	536	92,079
Publicis Groupe SA	776	42,716
Renault SA	1,176	61,899
Sodexo	878	71,978
Valeo SA	702	36,758

		929,810

GERMANY — 10.2%
Adidas AG	1,379	107,504
Bayerische Motoren Werke AG	1,981	177,887
Continental AG (a)	400	37,698
Daimler AG	5,093	306,630
Porsche Automobil Holding SE Preference Shares	577	34,001
ProSiebenSat.1 Media AG Preference Shares	863	22,146
TUI AG (a)	2,039	15,143
Volkswagen AG	332	53,453
Volkswagen AG Preference Shares	778	136,605

		891,067

HONG KONG — 5.2%
Belle International Holdings, Ltd.	28,000	50,273
Esprit Holdings, Ltd.	9,332	18,751
Galaxy Entertainment Group, Ltd. (a)	10,000	27,627
Geely Automobile Holdings, Ltd.	30,000	11,746
Giordano International, Ltd.	72,000	55,363
GOME Electrical Appliances Holdings, Ltd.	52,000	10,783
Li & Fung, Ltd.	46,000	105,580
Sands China, Ltd.	18,400	71,927
Shangri-La Asia, Ltd.	12,500	27,338
SJM Holdings, Ltd.	18,000	36,631
Skyworth Digital Holdings, Ltd.	9,838	4,600
Wynn Macau, Ltd.	11,600	33,915

		454,534

ITALY — 1.6%
Fiat SpA	5,411	31,763
Lottomatica SpA (a)	1,791	33,964
Mediaset SpA	6,119	16,851
Pirelli & C. SpA	4,838	57,470

		140,048

JAPAN — 33.3%
Aisin Seiki Co., Ltd.	1,700	60,030
Aoyama Trading Co., Ltd.	3,000	63,977
Benesse Holdings, Inc.	1,200	60,149
Bridgestone Corp.	4,700	114,566
Casio Computer Co., Ltd.	2,900	20,826
Denso Corp.	2,300	77,277
Dentsu, Inc.	2,300	73,672
Fast Retailing Co., Ltd.	600	137,505
Fuji Heavy Industries, Ltd.	6,000	48,484
Gunze, Ltd.	11,000	32,347
Honda Motor Co., Ltd.	8,200	313,373
Isetan Mitsukoshi Holdings, Ltd.	4,000	47,245
Isuzu Motors, Ltd.	12,000	70,721
Mazda Motor Corp. (a)	11,000	19,382
Mitsubishi Motors Corp. (a)	23,000	26,271
Namco Bandai Holdings, Inc.	2,900	42,075
Nikon Corp.	2,900	88,521
Nissan Motor Co., Ltd.	11,600	124,183
Oriental Land Co., Ltd.	400	43,113
Panasonic Corp.	10,400	96,171
PARIS MIKI HOLDINGS, Inc.	3,000	21,034
Rakuten, Inc.	47	49,516
Resorttrust, Inc.	3,000	48,958
Sekisui Chemical Co., Ltd.	6,000	52,348
Sekisui House, Ltd.	6,000	59,129
Sharp Corp.	6,000	44,037
Shimano, Inc.	1,200	72,690
Sony Corp.	5,300	109,742
Stanley Electric Co., Ltd.	1,800	28,762
Sumitomo Forestry Co., Ltd.	5,200	47,580
Suzuki Motor Corp.	2,800	67,265
Toyobo Co., Ltd.	23,000	32,979
Toyota Industries Corp.	1,600	48,528
Toyota Motor Corp.	14,400	624,680
Yamada Denki Co., Ltd.	760	47,745

		2,914,881

LUXEMBOURG — 0.6%
SES	2,121	52,550

See accompanying notes to financial statements.

SPDR S&P International Consumer Discretionary Sector ETF
SCHEDULE OF INVESTMENTS (continued)
March 31, 2012 (Unaudited)

Security Description	Shares	Value

NETHERLANDS — 1.5%
Reed Elsevier NV	5,580	$71,158
Wolters Kluwer NV	3,148	59,529

		130,687

NORWAY — 0.6%
Schibsted ASA	1,310	48,458

SINGAPORE — 1.2%
Genting Singapore PLC (a)	36,000	48,817
Singapore Press Holdings, Ltd.	18,000	56,118

		104,935

SOUTH KOREA — 5.0%
Hyundai Mobis	232	58,663
Hyundai Motor Co.	1,168	240,187
Kia Motors Corp.	1,241	81,160
LG Electronics, Inc.	506	36,977
Lotte Shopping Co., Ltd.	75	23,498

		440,485

SPAIN — 1.5%
Industria de Diseno Textil SA	1,286	122,997
NH Hoteles SA (a)	3,099	11,287

		134,284

SWEDEN — 2.8%
Electrolux AB	2,880	60,722
Hennes & Mauritz AB (Class B)	5,034	181,624

		242,346

SWITZERLAND — 3.4%
Compagnie Financiere Richemont SA	2,783	174,274
The Swatch Group AG	260	119,522

		293,796

UNITED KINGDOM — 13.0%
British Sky Broadcasting Group PLC	7,879	85,099
Burberry Group PLC	3,135	74,984
Carnival PLC	1,577	50,343
Compass Group PLC	12,160	127,355
GKN PLC	10,897	35,883
Home Retail Group PLC	8,698	15,843
Informa PLC	5,666	39,968
ITV PLC	25,554	36,072
Kingfisher PLC	21,326	104,504
Marks & Spencer Group PLC	11,287	68,348
Next PLC	1,904	90,746
Pearson PLC	6,793	126,443
Reed Elsevier PLC	8,235	73,024
Tui Travel PLC	8,841	27,729
Whitbread PLC	2,334	68,766
WPP PLC	8,307	113,414

		1,138,521

UNITED STATES — 0.9%
Virgin Media, Inc.	3,258	81,386

TOTAL COMMON STOCKS —
(Cost $8,703,668)		8,723,691

SHORT TERM INVESTMENT — 0.0% (b)
UNITED STATES — 0.0% (b)
MONEY MARKET FUND — 0.0% (b)
State Street Institutional Liquid Reserves Fund 0.23% (c)(d) (Cost $2,643)	2,643	2,643

TOTAL INVESTMENTS — 99.7%
(Cost $8,706,311)		8,726,334
OTHER ASSETS & LIABILITIES — 0.3%		26,359

NET ASSETS — 100.0%		$8,752,693

(a)	Non-income producing security.
(b)	Amount represents less than 0.05% of net assets.
(c)	Affiliated Fund managed by SSgA Funds Management, Inc. (Note 3)
(d)	The rate shown is the annualized seven-day yield at period end.
PLC = Public Limited Company

See accompanying notes to financial statements.

SPDR S&P International Consumer Staples Sector ETF
SCHEDULE OF INVESTMENTS
March 31, 2012 (Unaudited)

Security Description	Shares	Value

COMMON STOCKS — 99.3%
AUSTRALIA — 7.3%
Coca-Cola Amatil, Ltd.	17,229	$222,569
Treasury Wine Estates, Ltd.	12,605	53,539
Wesfarmers, Ltd.	20,651	642,230
Woolworths, Ltd.	20,468	550,875

		1,469,213

BELGIUM — 5.0%
Anheuser-Busch InBev NV	12,040	878,324
Anheuser-Busch InBev NV — VVPR Strip (a)	2,040	8
Delhaize Group	2,497	131,182

		1,009,514

CANADA — 2.5%
Loblaw Cos., Ltd.	4,085	139,048
Shoppers Drug Mart Corp.	5,169	226,527
Viterra, Inc.	8,875	141,279

		506,854

CHINA — 0.7%
Hengan International Group Co., Ltd.	14,000	141,551

DENMARK — 0.9%
Carlsberg A/S (Class B)	2,222	183,359

FINLAND — 0.5%
Kesko Oyj (Class B)	2,787	90,300

FRANCE — 9.1%
Carrefour SA	8,398	201,026
Casino Guichard-Perrachon SA	1,426	140,336
Danone	10,055	700,310
L’Oreal SA	3,713	457,326
Pernod — Ricard SA	3,184	332,426

		1,831,424

GERMANY — 2.5%
Beiersdorf AG	2,277	148,354
Henkel AG & Co. KGaA Preference Shares	4,686	342,845

		491,199

HONG KONG — 0.6%
Pacific Andes International Holdings, Ltd.	854,346	63,823
Vitasoy International Holdings, Ltd.	72,000	55,734

		119,557

IRELAND — 0.5%
Kerry Group PLC (Class A)	2,133	98,566

JAPAN — 13.1%
Aeon Co., Ltd.	13,105	173,258
Ajinomoto Co., Inc.	11,728	147,927
Asahi Breweries, Ltd.	10,682	237,926
Japan Tobacco, Inc.	84	475,655
Kao Corp.	11,874	313,389
Kirin Holdings Co., Ltd.	12,739	165,787
Lawson, Inc.	3,524	223,100
Nichirei Corp.	23,388	110,268
Oenon Holdings, Inc.	40,000	96,725
Seven & I Holdings Co., Ltd.	11,877	354,744
Shiseido Co., Ltd.	9,593	166,460
Unicharm Corp.	1,300	69,032
UNY Co., Ltd.	9,400	102,344

		2,636,615

LUXEMBOURG — 0.1%
Oriflame Cosmetics SA SDR	706	27,121

NETHERLANDS — 7.1%
Heineken NV	4,761	264,229
Koninklijke Ahold NV	19,897	275,302
Unilever NV	26,134	887,989

		1,427,520

NORWAY — 0.2%
Marine Harvest	71,216	36,706

SINGAPORE — 1.8%
Golden Agri-Resources, Ltd.	153,105	95,588
Olam International, Ltd.	37,590	70,555
Wilmar International, Ltd.	48,000	187,060

		353,203

SPAIN — 0.6%
Ebro Puleva SA	6,679	129,458

SWEDEN — 1.0%
Swedish Match AB	4,836	191,972

SWITZERLAND — 16.6%
Lindt & Spruengli AG	59	189,301
Nestle SA	50,126	3,150,033

		3,339,334

UNITED KINGDOM — 29.2%
British American Tobacco PLC	28,449	1,432,041
Diageo PLC	38,714	929,376
Imperial Tobacco Group PLC	16,135	653,515
J Sainsbury PLC	26,048	129,558
Reckitt Benckiser Group PLC	9,934	560,760
SABMiller PLC	12,658	507,529
Tate & Lyle PLC	11,346	127,803
Tesco PLC	116,537	614,450
Unilever PLC	21,439	707,006
William Morrison Supermarkets PLC	39,579	188,447

		5,850,485

TOTAL COMMON STOCKS —
(Cost $19,343,186)		19,933,951

WARRANT — 0.0% (b)
SINGAPORE — 0.0% (b)
Golden Agri-Resources, Ltd. (expiring 7/23/12) (a) (Cost $0)	2,970	496

See accompanying notes to financial statements.

SPDR S&P International Consumer Staples Sector ETF
SCHEDULE OF INVESTMENTS (continued)
March 31, 2012 (Unaudited)

Security Description	Shares	Value

SHORT TERM INVESTMENT — 0.0% (b)
UNITED STATES — 0.0% (b)
MONEY MARKET FUND — 0.0% (b)
State Street Institutional Liquid Reserves Fund 0.23% (c)(d) (Cost $100)	100	$100

TOTAL INVESTMENTS — 99.3%
(Cost $19,343,286)		19,934,547
OTHER ASSETS & LIABILITIES — 0.7%		132,543

NET ASSETS — 100.0%		$20,067,090

(a)	Non-income producing security.
(b)	Amount shown represents less than 0.05% of net assets.
(c)	Affiliated Fund managed by SSgA Funds Management, Inc. (Note 3)
(d)	The rate shown is the annualized seven-day yield at period end.
PLC = Public Limited Company
SDR = Swedish Depositary Receipt

See accompanying notes to financial statements.

SPDR S&P International Energy Sector ETF
SCHEDULE OF INVESTMENTS
March 31, 2012 (Unaudited)

Security Description	Shares	Value

COMMON STOCKS — 99.7%
AUSTRALIA — 5.3%
Origin Energy, Ltd.	9,467	$130,928
Paladin Energy, Ltd. (a)	7,807	14,841
Santos, Ltd.	11,494	169,558
Woodside Petroleum, Ltd.	5,896	212,618
WorleyParsons, Ltd.	3,225	95,651

		623,596

AUSTRIA — 0.6%
OMV AG	2,097	74,422

BERMUDA — 0.9%
Seadrill, Ltd.	2,693	100,751

CANADA — 27.9%
ARC Resources, Ltd.	2,393	54,830
Athabasca Oil Sands Corp. (a)	4,758	52,795
Baytex Energy Corp.	972	50,368
Bonavista Energy Corp.	2,780	56,187
Cameco Corp.	4,729	101,304
Canadian Natural Resources, Ltd.	9,618	318,146
Canadian Oil Sands, Ltd.	3,983	83,849
Cenovus Energy, Inc.	7,512	269,829
Chinook Energy, Inc. (a)	8,978	13,025
Crescent Point Energy Corp.	1,997	85,798
Enbridge, Inc.	8,261	320,207
EnCana Corp.	8,260	161,903
Enerplus Corp.	2,628	58,742
Husky Energy, Inc.	3,679	93,425
Imperial Oil, Ltd.	2,129	96,539
Keyera Corp.	500	20,581
MEG Energy Corp. (a)	1,060	40,790
Nexen, Inc.	6,306	115,400
Niko Resources, Ltd.	889	31,212
Pacific Rubiales Energy Corp.	2,518	73,415
Penn West Petroleum, Ltd.	3,154	61,724
Petrobank Energy & Resources, Ltd. (a)	1,225	19,390
Petrominerales, Ltd.	1,800	33,408
Precision Drilling Corp. (a)	4,802	48,143
Suncor Energy, Inc.	13,918	453,837
Talisman Energy, Inc.	9,014	113,098
TransCanada Corp.	6,950	297,832
Trican Well Service, Ltd.	2,301	33,728
Uranium One, Inc. (a)	5,549	15,379
Vermilion Energy, Inc.	2,434	112,050

		3,286,934

FINLAND — 0.1%
Neste Oil Oyj	1,284	15,791

FRANCE — 10.6%
Bourbon SA	1,370	40,721
Compagnie Generale de Geophysique-Veritas (a)	2,219	65,573
Technip SA	1,203	141,508
Total SA	19,811	1,008,859

		1,256,661

ITALY — 5.9%
ENI SpA	23,785	557,154
Saipem SpA	2,421	124,868
Saras SpA (a)	9,858	13,167

		695,189

JAPAN — 3.1%
Idemitsu Kosan Co., Ltd.	300	30,075
Inpex Corp.	20	135,853
JX Holdings, Inc.	27,997	174,524
TonenGeneral Sekiyu K.K.	3,000	27,778

		368,230

LUXEMBOURG — 1.3%
Subsea 7 SA (a)	2,594	68,578
Tenaris SA	4,194	79,868

		148,446

NETHERLANDS — 10.4%
Fugro NV	449	31,942
Royal Dutch Shell PLC (Class A)	32,220	1,124,055
SBM Offshore NV	3,335	68,062

		1,224,059

NORWAY — 3.3%
Aker Solutions ASA	4,946	83,545
Kvaerner ASA (a)	4,946	14,047
Petroleum Geo-Services ASA (a)	2,693	39,304
StatoilHydro ASA	9,188	249,028

		385,924

PAPUA NEW GUINEA — 1.1%
Oil Search, Ltd.	17,706	127,847

PORTUGAL — 0.3%
Galp Energia SGPS SA (Class B)	2,201	36,169

SPAIN — 1.5%
Repsol YPF SA	7,172	179,653

SWEDEN — 0.3%
Lundin Petroleum AB (a)	1,602	34,235

UNITED KINGDOM — 27.1%
AMEC PLC	6,142	108,732
BG Group PLC	30,642	708,916
BP PLC	164,954	1,219,075
Cairn Energy PLC	6,734	34,763
Ensco PLC ADR	1,289	68,227
Petrofac, Ltd.	1,227	34,112
Premier Oil PLC (a)	5,155	32,311
Royal Dutch Shell PLC (Class B)	22,216	780,726
Tullow Oil PLC	8,844	215,773

		3,202,635

TOTAL COMMON STOCKS —
(Cost $12,891,838)		11,760,542

See accompanying notes to financial statements.

SPDR S&P International Energy Sector ETF
SCHEDULE OF INVESTMENTS (continued)
March 31, 2012 (Unaudited)

Security Description	Shares	Value

SHORT TERM INVESTMENT — 0.0% (b)
UNITED STATES — 0.0% (b)
MONEY MARKET FUND — 0.0% (b)
State Street Institutional Liquid Reserves Fund 0.23% (c)(d) (Cost $3,296)	3,296	$3,296

TOTAL INVESTMENTS — 99.7%
(Cost $12,895,134)		11,763,838
OTHER ASSETS & LIABILITIES — 0.3%		33,846

NET ASSETS — 100.0%		$11,797,684

(a)	Non-income producing security.
(b)	Amount shown represents less than 0.05% of net assets.
(c)	Affiliated Fund managed by SSgA Funds Management, Inc. (Note 3)
(d)	The rate shown is the annualized seven-day yield at period end.
ADR = American Depositary Receipt
PLC = Public Limited Company

See accompanying notes to financial statements.

SPDR S&P International Financial Sector ETF
SCHEDULE OF INVESTMENTS
March 31, 2012 (Unaudited)

Security Description	Shares	Value

COMMON STOCKS — 98.6%
AUSTRALIA — 13.5%
AMP, Ltd.	5,500	$24,614
ASX, Ltd.	730	25,107
Australia & New Zealand Banking Group, Ltd.	7,617	183,541
Commonwealth Bank of Australia	4,611	239,316
Macquarie Group, Ltd.	1,422	42,838
National Australia Bank, Ltd.	6,531	166,438
QBE Insurance Group, Ltd.	3,803	55,826
Stockland	17,704	53,921
Westfield Group	8,615	78,805
Westfield Retail Trust	5,705	15,248
Westpac Banking Corp.	8,011	181,665

		1,067,319

AUSTRIA — 0.7%
Erste Group Bank AG	1,012	23,301
Sparkassen Immobilien AG (a)	4,993	29,842

		53,143

BELGIUM — 0.5%
Ageas	8,084	17,742
Dexia SA (a)	4,830	1,865
Groupe Bruxelles Lambert SA	253	19,555

		39,162

BERMUDA — 0.4%
Lancashire Holdings, Ltd.	2,262	28,371

CANADA — 15.0%
Bank of Montreal	1,892	112,257
Bank of Nova Scotia	3,183	177,964
Brookfield Asset Management, Inc. (Class A)	2,656	83,630
Canadian Imperial Bank of Commerce	1,237	94,361
IGM Financial, Inc.	1,354	62,928
Manulife Financial Corp.	5,367	72,548
National Bank of Canada	897	71,234
Power Corp. of Canada	890	23,545
Royal Bank of Canada	3,733	215,923
Sun Life Financial, Inc.	2,353	55,726
The Toronto-Dominion Bank	2,478	209,903

		1,180,019

DENMARK — 1.0%
Danske Bank A/S (a)	3,210	54,299
Sydbank A/S (a)	1,343	24,401

		78,700

FINLAND — 1.0%
Pohjola Bank PLC	3,887	42,989
Technopolis Oyj	6,505	34,391

		77,380

FRANCE — 4.5%
AXA SA	5,528	91,505
BNP Paribas	3,034	143,736
Credit Agricole SA	3,121	19,368
Societe Generale	1,497	43,789
Unibail-Rodamco SE	269	53,716

		352,114

GERMANY — 6.0%
Allianz SE	1,405	167,402
Commerzbank AG (a)	3,805	9,612
Deutsche Bank AG	2,485	123,452
Deutsche Beteiligungs AG	1,884	42,689
Deutsche Boerse AG	481	32,335
Muenchener Rueckversicherungs- Gesellschaft AG	659	99,212

		474,702

HONG KONG — 5.9%
AIA Group, Ltd.	12,400	45,438
Bank of East Asia, Ltd.	14,478	54,451
Cheung Kong Holdings, Ltd.	5,967	77,085
Hang Lung Properties, Ltd.	9,922	36,358
Hong Kong Exchanges and Clearing, Ltd.	2,848	47,870
New World Development Co., Ltd.	41,643	50,042
Sun Hung Kai Properties, Ltd.	6,114	75,992
The Link REIT	7,314	27,225
Wharf Holdings, Ltd.	8,933	48,554

		463,015

IRELAND — 0.6%
Willis Group Holdings PLC	1,301	45,509

ITALY — 2.3%
Assicurazioni Generali SpA	3,770	58,439
Banca Monte dei Paschi di Siena SpA	24,226	10,198
Banca Popolare dell’Etruria e del Lazio Scrl (a)	7,136	11,822
Banco Popolare Societa Cooperativa	7,788	14,748
Intesa Sanpaolo SpA	21,887	39,173
UBI Banca ScPA	3,717	15,731
UniCredit SpA	5,499	27,505

		177,616

JAPAN — 12.5%
Chuo Mitsui Trust Holdings, Inc.	20,933	67,152
Daiwa Securities Group, Inc.	11,900	47,285
Japan Real Estate Investment Corp.	1	8,858
Mitsubishi Estate Co., Ltd.	4,157	74,558
Mitsubishi UFJ Financial Group, Inc.	32,249	161,451
Mizuho Financial Group, Inc.	46,725	76,649
MS&AD Insurance Group Holdings, Inc.	1,886	38,937
Nippon Building Fund, Inc.	1	9,551
NKSJ Holdings, Inc.	1,700	38,216
Nomura Holdings, Inc.	12,596	56,020
ORIX Corp.	447	42,910
Resona Holdings, Inc.	5,156	23,871
Sumitomo Mitsui Financial Group, Inc.	3,669	121,401
T&D Holdings, Inc.	3,700	43,117
The Bank of Yokohama, Ltd.	2,000	10,061
The Chiba Bank, Ltd.	1,000	6,416
The Dai-ichi Life Insurance Co., Ltd.	26	36,112
The Shizuoka Bank, Ltd.	1,000	10,353
Tokai Tokyo Financial Holdings, Inc.	9,922	37,255
Tokio Marine Holdings, Inc.	2,779	76,689

		986,862

NETHERLANDS — 1.3%
Aegon NV (a)	4,755	26,367

See accompanying notes to financial statements.

SPDR S&P International Financial Sector ETF
SCHEDULE OF INVESTMENTS (continued)
March 31, 2012 (Unaudited)

Security Description	Shares	Value

ING Groep NV (a)	9,045	$75,247

		101,614

NEW ZEALAND — 0.7%
AMP NZ Office Trust	78,027	59,144

NORWAY — 0.4%
SpareBank 1 SR Bank ASA	4,683	33,661

PORTUGAL — 0.1%
Banif SGPS SA (a)	15,100	5,630

SINGAPORE — 2.4%
CapitaLand, Ltd.	9,922	24,621
Hong Leong Finance, Ltd.	17,867	36,093
Oversea-Chinese Banking Corp., Ltd.	7,366	52,256
United Overseas Bank, Ltd.	5,355	78,152

		191,122

SOUTH KOREA — 1.0%
KB Financial Group, Inc. ADR	986	36,186
Shinhan Financial Group Co., Ltd. ADR (a)	584	45,027

		81,213

SPAIN — 4.4%
Banco Bilbao Vizcaya Argentaria SA	12,278	97,564
Banco de Sabadell SA	10,091	27,441
Banco Popular Espanol SA	5,898	21,128
Banco Santander SA	22,701	174,433
Bolsas y Mercados Espanoles	529	13,540
Realia Business SA (a)	8,590	10,753
Reyal Urbis SA (a)	6,940	2,911

		347,770

SWEDEN — 3.0%
Investor AB	1,389	30,709
Kinnevik Investment AB (Class B)	359	8,327
Nordea Bank AB	9,150	82,945
Skandinaviska Enskilda Banken AB (Class A)	7,188	50,915
Svenska Handelsbanken AB (Class A)	2,021	64,236

		237,132

SWITZERLAND — 6.3%
Credit Suisse Group AG (a)	3,094	88,077
GAM Holding AG (a)	1,112	16,178
Julius Baer Group, Ltd. (a)	925	37,293
Swiss Re AG (a)	1,563	99,692
UBS AG (a)	9,151	128,075
Valiant Holding AG	63	7,737
Zurich Financial Services AG (a)	456	122,394

		499,446

UNITED KINGDOM — 15.1%
Aviva PLC	9,520	50,423
Barclays PLC	28,797	108,240
British Land Co. PLC	5,126	39,304
HSBC Holdings PLC	47,436	420,488
Land Securities Group PLC	4,346	50,169
Lloyds Banking Group PLC (a)	102,629	55,104
Man Group PLC	7,622	16,416
Old Mutual PLC	14,005	35,489
Provident Financial PLC	2,742	50,207
Prudential PLC	8,947	106,856
Resolution, Ltd.	4,357	18,190
Royal Bank of Scotland Group PLC (a)	53,796	23,757
RSA Insurance Group PLC	22,414	37,459
Standard Chartered PLC	5,640	140,576
Standard Life PLC	11,577	42,487

		1,195,165

TOTAL COMMON STOCKS —
(Cost $9,363,403)		7,775,809

RIGHTS — 0.0% (b)
SPAIN — 0.0% (b)
Banco Popular Espanol SA expired 3/27/12 (a)(c) (Cost $310)	5,898	275

SHORT TERM INVESTMENT — 0.5%
UNITED STATES — 0.5%
MONEY MARKET FUND — 0.5%
State Street Institutional Liquid Reserves Fund 0.23% (d)(e) (Cost $40,791)	40,791	40,791

TOTAL INVESTMENTS — 99.1%
(Cost $9,404,504)		7,816,875
OTHER ASSETS & LIABILITIES — 0.9%		72,406

NET ASSETS — 100.0%		$7,889,281

(a)	Non-income producing security.
(b)	Amount shown represents less than 0.05% of net assets.
(c)	Security is valued at fair value as determined in good faith by the Trust’s Pricing and Investment Committee in accordance with procedures approved by the Board of Trustees. Security value is determined based on Level 2 inputs. (Note 2)
(d)	Affiliated Fund managed by SSgA Funds Management, Inc. (Note 3)
(e)	The rate shown is the annualized seven-day yield at period end.
ADR = American Depositary Receipt
PLC = Public Limited Company
REIT = Real Estate Investment Trust

See accompanying notes to financial statements.

SPDR S&P International Health Care Sector ETF
SCHEDULE OF INVESTMENTS
March 31, 2012 (Unaudited)

Security Description	Shares	Value

COMMON STOCKS — 98.4%
AUSTRALIA — 4.1%
Ansell, Ltd.	4,577	$70,507
Cochlear, Ltd.	1,596	102,344
CSL, Ltd.	9,295	345,590
Primary Health Care, Ltd.	18,394	54,498
Ramsay Health Care, Ltd.	4,596	93,082
Sonic Healthcare, Ltd.	10,044	130,272

		796,293

BELGIUM — 0.9%
ThromboGenics NV (a)	2,698	89,572
UCB SA	2,042	87,970

		177,542

CANADA — 2.3%
SXC Health Solutions Corp. (a)	1,816	136,166
Valeant Pharmaceuticals International, Inc. (a)	5,913	316,460

		452,626

DENMARK — 6.4%
Coloplast A/S (Class B)	658	113,778
H. Lundbeck A/S	3,122	62,478
Novo Nordisk A/S (Class B)	7,201	995,744
William Demant Holding (a)	777	72,324

		1,244,324

FINLAND — 0.3%
Orion OYJ (Class B)	2,709	53,464

FRANCE — 8.9%
bioMerieux	438	34,455
Essilor International SA	4,411	392,568
Sanofi	16,722	1,296,705

		1,723,728

GERMANY — 10.3%
Bayer AG	14,439	1,014,106
Celesio AG	2,722	49,190
Fresenius Medical Care AG & Co. KGaA	4,105	290,497
Fresenius SE	2,566	262,744
Gerresheimer AG	1,322	57,745
Merck KGaA	1,642	181,448
Rhoen-Klinikum AG	4,012	80,435
Stada Arzneimittel AG	2,076	68,037

		2,004,202

HONG KONG — 0.3%
CK Life Sciences Int’l., (Holdings), Inc.	924,000	52,365

IRELAND — 1.1%
Elan Corp. PLC (a)	13,960	204,031

ISRAEL — 3.5%
Teva Pharmaceutical Industries, Ltd.	15,417	681,874

JAPAN — 14.8%
Alfresa Holdings Corp.	800	38,253
Astellas Pharma, Inc.	7,900	326,387
Chugai Pharmaceutical Co., Ltd.	6,025	111,722
Daiichi Sankyo Co., Ltd.	11,200	205,232
Eisai Co., Ltd.	5,800	231,873
Hisamitsu Pharmaceutical Co., Inc.	2,100	100,158
Kyowa Hakko Kirin Co., Ltd.	10,422	116,511
Medipal Holdings Corp.	5,900	76,855
Miraca Holdings, Inc.	1,400	54,949
Mitsubishi Tanabe Pharma Corp.	5,000	70,539
Olympus Corp.	4,000	65,812
Ono Pharmaceutical Co., Ltd.	2,300	128,841
Otsuka Holdings Co., Ltd.	8,200	244,122
Santen Pharmaceutical Co., Ltd.	1,400	60,137
Shionogi & Co., Ltd.	5,300	73,676
Suzuken Co., Ltd.	1,400	43,414
Sysmex Corp.	1,400	56,820
Taisho Pharmaceutical Holdings Co. Ltd.	900	73,382
Takeda Pharmaceutical Co., Ltd.	12,300	544,790
Terumo Corp.	3,700	177,818
Tsumura & Co.	2,400	69,730

		2,871,021

NETHERLANDS — 0.5%
QIAGEN NV (a)	6,369	99,023

NEW ZEALAND — 0.3%
Fisher & Paykel Healthcare Corp., Ltd.	27,575	50,616

SPAIN — 0.5%
Grifols SA (a)	4,730	100,783

SWEDEN — 1.6%
Elekta AB (Class B)	2,323	117,247
Getinge AB (Class B)	4,628	131,404
Meda AB (Class A)	7,018	66,739

		315,390

SWITZERLAND — 24.9%
Actelion, Ltd. (a)	3,029	110,590
Galenica AG	122	79,637
Lonza Group AG (a)	1,325	68,402
Nobel Biocare Holding AG (a)	3,395	42,407
Novartis AG	41,143	2,274,165
Roche Holding AG (b)	572	105,053
Roche Holding AG (b)	10,080	1,752,025
Sonova Holding AG (a)	1,035	114,854
Straumann Holding AG (a)	283	48,093
Synthes, Inc. (c)	1,430	247,760

		4,842,986

UNITED KINGDOM — 16.8%
AstraZeneca PLC	20,542	912,095
Genus PLC	4,309	87,780
GlaxoSmithKline PLC	76,801	1,713,629
Hikma Pharmaceuticals PLC	3,295	35,746
Shire PLC	9,819	316,904
Smith & Nephew PLC	20,492	207,415

		3,273,569

UNITED STATES — 0.9%
Perrigo Co.	1,634	168,424

TOTAL COMMON STOCKS —
(Cost $18,768,284)		19,112,261

See accompanying notes to financial statements.

SPDR S&P International Health Care Sector ETF
SCHEDULE OF INVESTMENTS (continued)
March 31, 2012 (Unaudited)

Security Description	Shares	Value

SHORT TERM INVESTMENT — 0.0% (d)
UNITED STATES — 0.0% (d)
MONEY MARKET FUND — 0.0% (d)
State Street Institutional Liquid Reserves Fund 0.23% (e)(f) (Cost $8,865)	8,865	$8,865

TOTAL INVESTMENTS — 98.4%
(Cost $18,777,149)		19,121,126
OTHER ASSETS & LIABILITIES — 1.6%		312,588

NET ASSETS — 100.0%		$19,433,714

(a)	Non-income producing security.
(b)	Reflects separate holdings of the issuer’s common stock traded on different securities exchanges.
(c)	Security purchased pursuant to Rule 144A of the Securities Act of 1933. This security, which represents 1.3% of net assets as of March 31, 2012, is considered liquid and may be resold in transactions exempt from registration, normally to qualified institutional buyers.
(d)	Amount shown represents less than 0.05% of net assets.
(e)	Affiliated Fund managed by SSgA Funds Management, Inc. (Note 3)
(f)	The rate shown is the annualized seven-day yield at period end.
PLC = Public Limited Company

See accompanying notes to financial statements.

SPDR S&P International Industrial Sector ETF
SCHEDULE OF INVESTMENTS
March 31, 2012 (Unaudited)

Security Description	Shares	Value

COMMON STOCKS — 98.5%
AUSTRALIA — 4.5%
Bradken, Ltd.	5,597	$49,749
Brambles, Ltd.	16,659	122,531
GWA International, Ltd.	35,714	79,546
Leighton Holdings, Ltd.	2,721	60,097
Qantas Airways, Ltd. (a)	23,364	43,204
Seek, Ltd.	9,044	65,959
Toll Holdings, Ltd.	12,697	77,211
Transurban Group	23,293	135,130

		633,427

AUSTRIA — 1.2%
Andritz AG	1,220	119,219
Zumtobel AG	3,694	52,095

		171,314

BELGIUM — 0.1%
Bekaert NV	606	19,493

CANADA — 5.1%
Bombardier, Inc. (Class B)	14,241	58,990
CAE, Inc.	6,347	64,966
Canadian National Railway Co.	4,256	337,559
Canadian Pacific Railway, Ltd.	1,796	136,050
SNC-Lavalin Group, Inc.	1,994	79,664
Toromont Industries, Ltd.	2,265	52,418

		729,647

DENMARK — 1.5%
A P Moller — Maersk A/S	12	92,537
FLSmidth & Co. A/S	766	53,694
NKT Holding A/S	1,072	48,740
Vestas Wind Systems A/S (a)	2,329	23,596

		218,567

FINLAND — 2.7%
Kone Oyj (Class B)	2,721	151,356
Metso Oyj	1,796	76,655
Wartsila Oyj	2,524	95,055
YIT Oyj	2,611	56,050

		379,116

FRANCE — 6.5%
Air France-KLM (a)	3,786	21,478
Alstom SA	2,003	78,048
Bouygues SA	1,721	52,552
Compagnie de Saint-Gobain	3,082	137,433
Eiffage SA	825	31,872
Safran SA	1,514	55,556
Schneider Electric SA	3,930	256,393
Vallourec SA	993	62,813
Vinci SA	4,257	221,660

		917,805

GERMANY — 8.9%
Deutsche Lufthansa AG	4,463	62,376
Deutsche Post AG	6,931	133,235
GEA Group AG	2,423	83,443
Hochtief AG	777	47,070
Kloeckner & Co. SE	2,056	29,734
MAN SE	995	132,279
Pfeiffer Vacuum Technology AG	638	72,176
SGL Carbon AG (a)	1,149	52,552
Siemens AG	6,444	648,673

		1,261,538

GREECE — 0.3%
DryShips, Inc. (a)	10,599	36,885

HONG KONG — 2.7%
Cathay Pacific Airways, Ltd.	17,000	31,486
Hopewell Highway Infrastructure, Ltd.	135,500	69,984
Hutchison Whampoa, Ltd.	18,000	179,907
Noble Group, Ltd.	52,131	57,216
Pacific Basin Shipping, Ltd.	82,000	44,359

		382,952

IRELAND — 0.2%
DCC PLC	1,290	31,893

ITALY — 0.9%
Ansaldo STS SpA	3,045	30,170
Autostrada Torino-Milano SpA	2,503	17,183
Fiat Industrial SpA (a)	5,025	53,534
Finmeccanica SpA	4,146	22,416

		123,303

JAPAN — 30.9%
Asahi Glass Co., Ltd.	11,000	93,833
Central Japan Railway Co.	13	107,734
Dai Nippon Printing Co., Ltd.	4,000	41,120
Daikin Industries, Ltd.	2,300	62,967
East Japan Railway Co.	3,000	189,927
FANUC Corp.	1,500	267,574
Furukawa Electric Co., Ltd.	17,000	45,446
Futaba Corp.	3,000	43,089
Hankyu Hanshin Holdings, Inc.	17,000	74,573
IHI Corp.	33,000	83,808
ITOCHU Corp.	13,000	142,645
Iwatani Corp.	1,000	3,354
JGC Corp.	2,000	62,337
JS Group Corp.	2,000	42,117
Kajima Corp.	21,000	64,305
Kamigumi Co., Ltd.	2,000	16,648
Kawasaki Heavy Industries, Ltd.	30,000	92,229
Kawasaki Kisen Kaisha, Ltd. (a)	15,000	33,173
Keikyu Corp.	4,000	35,191
Kintetsu Corp.	12,000	45,932
Kokuyo Co., Ltd.	9,400	70,590
Komatsu, Ltd.	7,600	217,855
Kubota Corp.	12,000	115,925
Marubeni Corp.	16,000	116,070
Meitic Corp.	4,400	89,235
MISUMI Group, Inc.	3,800	92,951
Mitsubishi Corp.	11,600	270,636
Mitsubishi Electric Corp.	16,000	142,317
Mitsubishi Heavy Industries, Ltd.	33,000	160,800
Mitsui & Co., Ltd.	13,400	220,959
Mitsui OSK Lines, Ltd.	12,000	52,494
Nidec Corp.	900	82,460
Nippon Sheet Glass Co., Ltd.	17,000	26,235
Nippon Yusen KK	16,000	50,550
Odakyu Electric Railway Co., Ltd.	4,000	38,010

See accompanying notes to financial statements.

SPDR S&P International Industrial Sector ETF
SCHEDULE OF INVESTMENTS (continued)
March 31, 2012 (Unaudited)

Security Description	Shares	Value

Park24 Co., Ltd.	700	$9,484
Secom Co., Ltd.	2,900	142,718
SMC Corp.	400	63,965
Sojitz Corp.	30,100	54,132
Sumitomo Corp.	10,900	158,411
Sumitomo Electric Industries, Ltd.	7,800	107,387
Sumitomo Heavy Industries, Ltd.	11,000	61,486
THK Co., Ltd.	3,400	69,533
Tobu Railway Co., Ltd.	7,000	37,341
Tokyu Corp.	20,000	95,510
Toppan Printing Co., Ltd.	4,000	31,399
Toyota Tsusho Corp.	3,900	79,853
West Japan Railway Co.	1,400	56,565
Yamato Holdings Co., Ltd.	7,900	122,779

		4,385,652

NETHERLANDS — 3.9%
Aalberts Industries NV	4,161	85,889
European Aeronautic Defence and Space Co. NV	4,090	167,239
Koninklijke BAM Groep NV	3,717	17,463
Koninklijke Philips Electronics NV	8,024	162,421
Randstad Holding NV	1,697	63,932
TNT Express NV	2,892	35,663
TNT NV	4,331	26,704

		559,311

NORWAY — 0.4%
Orkla ASA	7,310	57,746

SINGAPORE — 3.7%
Fraser and Neave, Ltd.	22,000	117,231
Jardine Matheson Holdings, Ltd.	2,661	133,050
Jardine Strategic Holdings, Ltd.	2,000	61,020
K-Green Trust	800	630
Keppel Corp., Ltd.	14,200	124,117
Neptune Orient Lines, Ltd.	48,750	54,862
Singapore Airlines, Ltd.	4,000	34,262

		525,172

SPAIN — 1.0%
Abertis Infraestructuras SA	3,169	53,870
ACS, Actividades de Construccion y Servicios SA	2,229	56,963
International Consolidated Airlines Group SA (a)	11,274	32,226

		143,059

SWEDEN — 7.1%
Alfa Laval AB	5,017	102,905
Assa Abloy AB (Class B)	2,201	68,929
Atlas Copco AB (Class B)	8,566	184,091
B&B Tools AB	3,224	28,788
Sandvik AB	9,118	131,232
Securitas AB (Class B)	6,823	65,604
Skanska AB (Class B)	2,927	50,597
SKF AB (Class B)	2,828	68,832
Trelleborg AB (Class B)	8,264	86,061
Volvo AB (Class A)	7,374	106,965
Volvo AB (Class B)	7,930	115,209

		1,009,213

SWITZERLAND — 6.7%
ABB, Ltd. (a)	17,837	365,482
Adecco SA (a)	1,733	90,691
Geberit AG (a)	599	125,188
Kuehne & Nagel International AG	673	90,915
Schindler Holding AG	339	40,732
SGS SA	69	134,053
Wolseley PLC	2,806	106,881

		953,942

UNITED KINGDOM — 10.2%
Aggreko PLC	3,261	117,231
Babcock International Group PLC	5,977	76,064
BAE Systems PLC	29,895	143,246
Capita Group PLC	9,689	113,395
De La Rue PLC	3,906	56,167
Experian PLC	12,976	202,037
FirstGroup PLC	9,513	36,129
G4S PLC	9,829	42,794
Intertek Group PLC	3,343	134,120
Invensys PLC	8,911	28,333
Rentokil Initial PLC (a)	37,969	51,778
Rolls-Royce Holdings PLC (a)	19,391	251,574
Serco Group PLC	8,423	73,009
Smiths Group PLC	4,926	82,798
The Weir Group PLC	1,473	41,514

		1,450,189

TOTAL COMMON STOCKS —
(Cost $15,851,873)		13,990,224

SHORT TERM INVESTMENT — 0.3%
UNITED STATES — 0.3%
MONEY MARKET FUND — 0.3%
State Street Institutional Liquid Reserves Fund 0.23% (b)(c) (Cost $47,306)	47,306	47,306

TOTAL INVESTMENTS — 98.8%
(Cost $15,899,179)		14,037,530
OTHER ASSETS & LIABILITIES — 1.2%		171,549

NET ASSETS — 100.0%		$14,209,079

(a)	Non-income producing security.
(b)	Affiliated Fund managed by SSgA Funds Management, Inc. (Note 3)
(c)	The rate shown is the annualized seven-day yield at period end.
PLC = Public Limited Company

See accompanying notes to financial statements.

SPDR S&P International Materials Sector ETF
SCHEDULE OF INVESTMENTS
March 31, 2012 (Unaudited)

Security Description	Shares	Value

COMMON STOCKS — 99.0%
AUSTRALIA — 16.8%
Alumina, Ltd.	20,969	$26,828
Amcor, Ltd.	6,654	51,285
BHP Billiton, Ltd.	29,824	1,069,316
BlueScope Steel, Ltd. (a)	28,275	11,570
Boral, Ltd.	19,138	79,899
Fortescue Metals Group, Ltd.	15,467	93,094
Iluka Resources, Ltd.	12,861	237,022
Incitec Pivot, Ltd.	15,298	49,921
Mineral Deposits, Ltd. (a)	1,203	7,826
Newcrest Mining, Ltd.	5,431	166,987
OneSteel, Ltd.	20,683	26,569
Orica, Ltd.	5,272	152,759
OZ Minerals, Ltd.	4,445	44,943
Rio Tinto, Ltd.	4,106	278,186
Sims Metal Management, Ltd.	3,081	46,887

		2,343,092

AUSTRIA — 0.8%
RHI AG	2,195	55,451
Voestalpine AG	1,498	50,301

		105,752

BELGIUM — 1.4%
Tessenderlo Chemie NV	2,303	76,765
Umicore	2,251	123,818

		200,583

CANADA — 18.3%
Agnico-Eagle Mines, Ltd.	1,832	60,929
Agrium, Inc.	1,836	158,148
Alacer Gold Corp. (a)	1,530	12,997
Alamos Gold, Inc.	953	17,459
AuRico Gold, Inc. (a)	823	7,320
Barrick Gold Corp.	9,115	395,353
Centerra Gold, Inc.	1,334	20,702
Detour Gold Corp. (a)	439	10,924
Eldorado Gold Corp.	7,728	105,932
First Quantum Minerals, Ltd.	4,148	78,938
Goldcorp, Inc.	9,586	431,224
HudBay Minerals, Inc.	1,920	21,016
IAMGOLD Corp.	3,215	42,719
Inmet Mining Corp.	687	38,768
Ivanhoe Mines, Ltd. (a)	5,569	87,426
Kinross Gold Corp.	10,327	100,744
Lundin Mining Corp. (a)	13,698	61,264
New Gold, Inc. (a)	2,862	28,206
Osisko Mining Corp. (a)	1,593	18,457
Pan American Silver Corp.	1,889	41,600
Potash Corp. of Saskatchewan, Inc.	8,790	400,517
SEMAFO, Inc.	3,813	20,296
Sherritt International Corp.	4,498	24,482
Silver Wheaton Corp.	2,196	72,684
Sino-Forest Corp. (a)(b)	3,077	0
Tanzanian Royalty Exploration Corp. (a)	1,530	7,945
Teck Resources, Ltd. (Class B)	5,006	178,362
Thompson Creek Metals Co., Inc. (a)	1,212	8,197
Yamana Gold, Inc.	6,792	105,742

		2,558,351

DENMARK — 0.9%
Novozymes A/S (Class B)	4,331	125,979

FINLAND — 1.5%
Rautaruukki Oyj	1,357	14,222
Stora Enso Oyj	11,777	87,356
UPM-Kymmene Oyj	8,316	113,070

		214,648

FRANCE — 3.4%
Air Liquide SA	2,926	389,500
Eramet	40	5,646
Lafarge SA	1,796	85,588

		480,734

GERMANY — 10.0%
BASF SE	7,678	670,644
HeidelbergCement AG	625	37,775
K+S AG	1,803	94,181
Lanxess AG	2,037	168,131
Linde AG	1,520	272,354
Salzgitter AG	690	37,761
ThyssenKrupp AG	4,792	119,111

		1,399,957

HONG KONG — 0.5%
AMVIG Holdings, Ltd.	16,000	8,655
China Grand Forestry Green Resources Group, Ltd. (a)	15,400	1,389
China Mining Resources Group, Ltd. (a)(b)	170,000	1,237
China Rare Earth Holdings, Ltd. (a)	102,000	29,034
Fushan International Energy Group, Ltd.	54,600	18,495
Sino Union Energy Investment Group, Ltd. (a)	90,000	6,028

		64,838

IRELAND — 1.0%
CRH PLC	6,728	137,083

ISRAEL — 0.3%
Israel Chemicals, Ltd.	3,652	41,563

ITALY — 0.3%
Buzzi Unicem SpA (a)	3,648	42,726

JAPAN — 13.8%
Asahi Kasei Corp.	21,833	135,569
Denki Kagaku Kogyo Kabushiki Kaisha	13,855	55,726
JFE Holdings, Inc.	5,856	126,520
JSR Corp.	4,273	86,504
Kobe Steel, Ltd.	46,641	75,945
Mitsubishi Chemical Holdings Corp.	15,402	82,723
Mitsubishi Materials Corp.	21,866	69,614
Mitsui Chemicals, Inc.	17,876	54,522
Mitsui Mining & Smelting Co., Ltd.	17,809	50,422
Nippon Steel Corp.	63,506	175,173
Nitto Denko Corp.	2,876	116,550
Shin-Etsu Chemical Co., Ltd.	4,067	236,226
Sumitomo Chemical Co., Ltd.	19,838	84,853
Sumitomo Metal Industries, Ltd.	44,663	90,634
Sumitomo Metal Mining Co., Ltd.	6,927	97,893
Taiheiyo Cement Corp.	38,744	86,626
Teijin, Ltd.	25,805	87,172

See accompanying notes to financial statements.

SPDR S&P International Materials Sector ETF
SCHEDULE OF INVESTMENTS (continued)
March 31, 2012 (Unaudited)

Security Description	Shares	Value

Toray Industries, Inc.	19,838	$148,011
Ube Industries, Ltd.	21,866	59,783

		1,920,466

LUXEMBOURG — 1.5%
APERAM	565	10,444
ArcelorMittal	7,915	151,044
Ternium SA ADR	1,930	45,702

		207,190

NETHERLANDS — 2.4%
Akzo Nobel NV	2,989	176,214
Koninklijke DSM NV	2,664	153,915

		330,129

NORWAY — 0.9%
Norsk Hydro ASA	5,909	32,124
Yara International ASA	2,044	97,326

		129,450

PORTUGAL — 0.3%
Semapa-Sociedade de Investimento e Gestao, SGPS, SA (a)	5,825	42,874

SOUTH KOREA — 2.1%
POSCO ADR	3,518	294,457

SPAIN — 0.1%
Cementos Portland Valderrivas SA (a)	1,518	14,232

SWEDEN — 1.5%
Boliden AB	5,194	81,331
SSAB AB (Series A)	4,108	38,725
Svenska Cellulosa AB (Class B)	5,147	88,894

		208,950

SWITZERLAND — 4.6%
Givaudan SA (a)	130	125,132
Holcim, Ltd. (a)	2,288	149,099
Syngenta AG (a)	1,078	372,234

		646,465

UNITED KINGDOM — 16.6%
Anglo American PLC	12,276	458,379
Antofagasta PLC	6,149	113,179
BHP Billiton PLC	20,274	617,892
Lonmin PLC	2,431	39,696
Randgold Resources, Ltd.	1,321	113,341
Rio Tinto PLC	12,193	671,328
Vedanta Resources PLC	1,293	25,369
Xstrata PLC	15,972	272,545

		2,311,729

TOTAL COMMON STOCKS —
(Cost $17,439,258)		13,821,248

SHORT TERM INVESTMENT — 0.1%
UNITED STATES — 0.1%
MONEY MARKET FUND — 0.1%
State Street Institutional Liquid Reserves Fund 0.23% (c)(d) (Cost $18,715)	18,715	18,715

TOTAL INVESTMENTS — 99.1%
(Cost $17,457,973)		13,839,963
OTHER ASSETS & LIABILITIES — 0.9%		118,678

NET ASSETS — 100.0%		$13,958,641

(a)	Non-income producing security.
(b)	Securities are valued at fair value as determined in good faith by the Trust’s Pricing and Investment Committee in accordance with procedures approved by the Board of Trustees. Securities’ values are determined based on Level 3 inputs. (Note 2)
(c)	Affiliated Fund managed by SSgA Funds Management, Inc. (Note 3)
(d)	The rate shown is the annualized seven-day yield at period end.
ADR = American Depositary Receipt
PLC = Public Limited Company

See accompanying notes to financial statements.

SPDR S&P International Technology Sector ETF
SCHEDULE OF INVESTMENTS
March 31, 2012 (Unaudited)

Security Description	Shares	Value

COMMON STOCKS — 99.6%
AUSTRALIA — 0.9%
Computershare, Ltd.	10,478	$97,692
Iress Market Technology, Ltd.	5,216	37,825

		135,517

BELGIUM — 0.6%
Barco NV	1,169	84,345

CANADA — 2.6%
CGI Group, Inc. (Class A) (a)	6,162	137,057
MacDonald, Dettwiler & Associates, Ltd.	820	37,265
Open Text Corp. (a)	1,355	82,687
Research In Motion, Ltd. (a)	8,039	117,675

		374,684

DENMARK — 0.4%
SimCorp A/S	302	52,707

FINLAND — 3.0%
F-Secure Oyj (a)	13,590	36,196
Nokia Oyj	62,982	342,370
Tieto Oyj	3,000	56,291

		434,857

FRANCE — 3.2%
Alcatel-Lucent (a)	51,408	116,724
Atos Origin SA	1,095	63,060
Cap Gemini SA	2,698	120,579
Dassault Systemes SA	849	78,001
Groupe Steria SCA	812	18,448
Neopost SA	744	47,776
UbiSoft Entertainment SA (a)	2,722	20,056

		464,644

GERMANY — 10.2%
Aixtron AG	2,448	42,576
Dialog Semiconductor PLC (a)	1,039	25,341
Infineon Technologies AG	19,822	202,359
SAP AG	14,933	1,041,245
Software AG	955	35,711
United Internet AG	4,464	83,999
Wincor Nixdorf AG	998	49,028

		1,480,259

HONG KONG — 1.3%
ASM Pacific Technology, Ltd.	7,449	108,703
GCL Poly Energy Holdings, Ltd.	98,000	27,264
VTech Holdings, Ltd.	4,171	53,481

		189,448

ISRAEL — 0.6%
Ituran Location and Control Ltd.	2,804	37,689
NICE Systems, Ltd. (a)	1,140	44,702

		82,391

JAPAN — 38.9%
Advantest Corp.	3,078	48,772
Alps Electric Co., Ltd.	5,463	48,327
Brother Industries, Ltd.	5,263	71,755
Canon, Inc.	20,173	958,460
Citizen Holdings Co., Ltd.	6,555	41,738
Dainippon Screen Manufacturing Co., Ltd.	7,937	71,852
DeNA Co., Ltd.	2,700	75,231
FUJIFILM Holdings Corp.	7,548	178,026
Fujitsu, Ltd.	30,784	163,094
Gree, Inc.	2,600	65,999
Hirose Electric Co., Ltd.	694	73,283
Hitachi High-Technologies Corp.	2,384	57,214
Hitachi, Ltd.	69,549	448,758
Horiba, Ltd.	1,986	68,440
Hoya Corp.	7,055	159,369
Ibiden Co., Ltd.	2,879	74,061
IT Holdings Corp.	2,879	33,864
Japan Digital Laboratory Co., Ltd.	2,783	30,064
Keyence Corp.	763	180,424
Konami Corp.	2,185	62,288
Konica Minolta Holdings, Inc.	8,933	78,481
Kyocera Corp.	2,384	219,585
Mitsumi Electric Co., Ltd. (a)	2,879	24,943
Murata Manufacturing Co., Ltd.	3,079	183,517
NEC Corp. (a)	69,710	146,544
Nintendo Co., Ltd.	1,788	270,498
Nippon Electric Glass Co., Ltd.	8,933	78,046
Nomura Research Institute, Ltd.	2,879	71,822
NTT Data Corp.	29	102,510
Obic Co., Ltd.	358	72,996
Oki Electric Industry Co., Ltd. (a)	32,776	49,784
Omron Corp.	3,972	85,912
Ricoh Co., Ltd.	8,933	87,381
Rohm Co., Ltd.	1,986	98,582
SCSK Corp.	2,900	46,234
Seiko Epson Corp.	2,879	40,581
SRA Holdings	8,100	94,883
Sumco Corp. (a)	3,078	37,664
Taiyo Yuden Co., Ltd.	2,384	25,551
TDK Corp.	2,185	124,523
Tokyo Electron, Ltd.	2,879	165,649
Toshiba Corp.	59,580	263,529
Trend Micro, Inc.	1,987	61,400
Yahoo! Japan Corp.	330	107,387
Yamatake Corp.	2,386	53,058
Yaskawa Electric Corp.	8,933	84,451
Yokogawa Electric Corp.	7,249	73,728

		5,660,258

NETHERLANDS — 4.1%
ASM International NV	1,732	66,543
ASML Holding NV	7,254	362,062
Gemalto NV	2,081	137,150
VistaPrint NV (a)	1,031	39,848

		605,603

SINGAPORE — 1.3%
Flextronics International, Ltd. (a)	15,455	111,740
Venture Corp., Ltd.	10,925	74,029

		185,769

SOUTH KOREA — 20.3%
LG Display Co., Ltd. ADR (a)(b)	9,981	117,476
Samsung Electronics Co., Ltd. GDR	5,030	2,844,465

		2,961,941

See accompanying notes to financial statements.

SPDR S&P International Technology Sector ETF
SCHEDULE OF INVESTMENTS (continued)
March 31, 2012 (Unaudited)

Security Description	Shares	Value

SPAIN — 1.0%
Amadeus IT Holding SA	6,086	$114,682
Indra Sistemas SA	2,558	31,299

		145,981

SWEDEN — 4.1%
Hexagon AB (Class B)	3,221	62,329
Telefonaktiebolaget LM Ericsson (Class B)	51,438	531,408

		593,737

SWITZERLAND — 1.2%
Logitech International SA (a)	3,355	26,132
STMicroelectronics NV	15,260	124,775
Temenos Group AG (a)	1,662	30,708

		181,615

UNITED KINGDOM — 5.9%
ARM Holdings PLC	30,093	284,640
Aveva Group PLC	2,010	53,214
Diploma PLC	15,024	108,021
Imagination Technologies Group PLC (a)	3,139	34,330
Logica PLC	38,094	60,621
Misys PLC (a)	15,785	90,289
Spectris PLC	3,919	112,897
The Sage Group PLC	25,606	122,409

		866,421

TOTAL COMMON STOCKS —
(Cost $14,873,554)		14,500,177

SHORT TERM INVESTMENTS — 0.2%
UNITED STATES — 0.2%
MONEY MARKET FUNDS — 0.2%
State Street Navigator Securities Lending Prime Portfolio (c)(d)	32,400	32,400
State Street Institutional Liquid Reserves Fund 0.23% (d)(e)	1,243	1,243

TOTAL SHORT TERM INVESTMENTS —
(Cost $33,643)		33,643

TOTAL INVESTMENTS — 99.8%
(Cost $14,907,197)		14,533,820
OTHER ASSETS & LIABILITIES — 0.2%		28,511

NET ASSETS — 100.0%		$14,562,331

(a)	Non-income producing security.
(b)	A portion of the security was on loan at March 31, 2012.
(c)	Investments of cash collateral for securities loaned.
(d)	Affiliated Fund managed by SSgA Funds Management, Inc. (Note 3)
(e)	The rate shown is the annualized seven-day yield at period end.
ADR = American Depositary Receipt
GDR = Global Depositary Receipt
PLC = Public Limited Company

See accompanying notes to financial statements.

SPDR S&P International Telecommunications Sector ETF
SCHEDULE OF INVESTMENTS
March 31, 2012 (Unaudited)

Security Description	Shares	Value

COMMON STOCKS — 99.4%
AUSTRALIA — 1.6%
Telstra Corp., Ltd.	89,620	$305,450

AUSTRIA — 0.6%
Telekom Austria AG	9,752	113,400

BELGIUM — 1.5%
Belgacom SA	4,832	155,110
Mobistar SA	1,146	57,001
Telenet Group Holding NV (a)	1,855	76,654

		288,765

CANADA — 6.6%
BCE, Inc.	5,955	238,557
Bell Aliant, Inc.	4,191	114,477
Rogers Communications, Inc. (Class B)	13,242	525,707
TELUS Corp. (b)	4,519	256,860
TELUS Corp. (b)	2,353	136,267

		1,271,868

FINLAND — 0.8%
Elisa Oyj	6,262	149,854

FRANCE — 8.1%
France Telecom SA	53,537	791,733
Iliad SA	763	104,962
Vivendi SA	36,022	660,074

		1,556,769

GERMANY — 5.9%
Deutsche Telekom AG	90,487	1,087,767
Freenet AG	3,252	52,531

		1,140,298

HONG KONG — 0.2%
HKT Trust/HKT, Ltd. (a)	1,869	1,454
PCCW, Ltd.	104,000	37,239

		38,693

ISRAEL — 0.7%
Bezeq The Israeli Telecommunication Corp., Ltd.	56,740	93,190
Cellcom Israel, Ltd.	1,551	19,651
Partner Communications Co., Ltd.	2,606	20,107

		132,948

ITALY — 2.9%
Telecom Italia SpA (b)	326,743	387,912
Telecom Italia SpA (b)	185,315	181,880

		569,792

JAPAN — 14.2%
KDDI Corp.	84	547,105
Nippon Telegraph & Telephone Corp.	14,900	679,865
NTT DoCoMo, Inc.	428	714,590
Softbank Corp.	27,100	805,805

		2,747,365

LUXEMBOURG — 1.6%
COLT Telecom Group SA (a)	31,637	52,974
Millicom International Cellular SA	2,354	266,075

		319,049

NETHERLANDS — 2.6%
Koninklijke (Royal) KPN NV	45,438	499,085

NEW ZEALAND — 0.6%
Chorus, Ltd. (a)	8,915	27,030
Telecom Corporation of New Zealand, Ltd.	41,325	82,120

		109,150

NORWAY — 2.3%
Telenor ASA	23,919	442,816

PORTUGAL — 0.8%
Portugal Telecom SGPS SA	30,068	163,329

SINGAPORE — 3.3%
Singapore Telecommunications, Ltd.	221,539	555,015
StarHub, Ltd.	32,000	78,896

		633,911

SOUTH KOREA — 1.9%
KT Corp. ADR	11,131	152,383
SK Telecom Co., Ltd. ADR	15,316	213,046

		365,429

SPAIN — 10.3%
Telefonica SA	121,831	1,993,147

SWEDEN — 3.7%
Tele2 AB (Class B)	11,256	229,010
TeliaSonera AB	68,983	479,684

		708,694

SWITZERLAND — 1.5%
Swisscom AG	729	294,310

UNITED KINGDOM — 27.7%
BT Group PLC	239,051	864,721
Cable & Wireless Communications PLC	91,505	47,209
Cable & Wireless Worldwide PLC	95,197	51,714
Inmarsat PLC	17,495	128,666
Jazztel PLC (a)	7,270	47,100
TalkTalk Telecom Group PLC	15,316	33,403
Vodafone Group PLC	1,519,212	4,179,848

		5,352,661

TOTAL COMMON STOCKS —
(Cost $21,091,136)		19,196,783

SHORT TERM INVESTMENT — 0.1%
UNITED STATES — 0.1%
MONEY MARKET FUND — 0.1%
State Street Institutional Liquid Reserves Fund 0.23% (c)(d) (Cost $13,753)	13,753	13,753

TOTAL INVESTMENTS — 99.5%
(Cost $21,104,889)		19,210,536
OTHER ASSETS & LIABILITIES — 0.5%		89,740

NET ASSETS — 100.0%		$19,300,276

See accompanying notes to financial statements.

SPDR S&P International Telecommunications Sector ETF
SCHEDULE OF INVESTMENTS (continued)
March 31, 2012 (Unaudited)

(a)	Non-income producing security.
(b)	Reflects separate holdings of the issuer’s common stock traded on different securities exchanges.
(c)	Affiliated Fund managed by SSgA Funds Management, Inc. (Note 3)
(d)	The rate shown is the annualized seven-day yield at period end.
ADR = American Depositary Receipt
PLC = Public Limited Company

See accompanying notes to financial statements.

SPDR S&P International Utilities Sector ETF
SCHEDULE OF INVESTMENTS
March 31, 2012 (Unaudited)

Security Description	Shares	Value

COMMON STOCKS — 99.7%
AUSTRALIA — 3.4%
AGL Energy, Ltd.	16,262	$248,487
APA Group (a)	30,933	163,430
Envestra, Ltd.	113,567	91,179

		503,096

AUSTRIA — 0.6%
Verbund AG	2,685	81,560

CANADA — 4.3%
ATCO, Ltd. (Class I)	1,601	112,035
Canadian Utilities, Ltd. (Class A)	747	48,627
Emera, Inc.	2,864	97,172
Fortis, Inc.	6,909	223,076
TransAlta Corp.	7,802	145,978

		626,888

FINLAND — 2.1%
Fortum Oyj	12,701	307,833

FRANCE — 10.2%
EDF SA	7,671	174,787
GDF Suez	38,914	1,003,788
Sechilienne-Sidec SA	1,333	22,775
Suez Environnement Co.	6,467	99,039
Veolia Environnement SA	11,578	191,728

		1,492,117

GERMANY — 13.1%
E.ON AG	53,722	1,284,886
RWE AG	13,414	639,600

		1,924,486

HONG KONG — 7.3%
CLP Holdings, Ltd.	50,500	435,793
Hong Kong & China Gas Co., Ltd.	152,910	391,925
Hongkong Electric Holdings, Ltd.	34,000	249,614

		1,077,332

ITALY — 8.6%
A2A SpA	57,976	46,440
Enel Green Power SpA	39,542	75,038
Enel SpA	185,254	669,058
Hera SpA	31,533	44,932
Snam Rete Gas SpA	48,327	232,071
Terna Rete Elettrica Nationale SpA	48,697	195,457

		1,262,996

JAPAN — 15.6%
Chubu Electric Power Co., Inc.	18,488	335,635
Electric Power Development Co., Ltd.	5,000	136,339
Hokkaido Electric Power Co., Inc.	4,800	70,867
Hokuriku Electric Power Co.	6,594	119,869
Kyushu Electric Power Co., Inc.	13,492	193,293
Osaka Gas Co., Ltd.	64,958	262,058
Shikoku Electric Power Co., Inc.	3,400	96,388
The Chugoku Electric Power Co., Inc.	8,487	158,509
The Kansai Electric Power Co., Inc.	21,898	341,129
The Tokyo Electric Power Co., Inc. (b)	35,399	89,471
Tohoku Electric Power Co., Inc. (b)	15,072	172,890
Tokyo Gas Co., Ltd.	66,958	317,317

		2,293,765

NEW ZEALAND — 0.5%
Vector, Ltd.	32,879	69,782

PORTUGAL — 1.2%
EDP — Energias de Portugal SA	59,728	173,476

SOUTH KOREA — 0.9%
Korea Electric Power Corp. ADR (b)	14,224	138,400

SPAIN — 9.0%
Acciona SA	882	61,500
EDP Renovaveis SA (b)	9,827	48,761
Enagas	8,685	166,894
Gas Natural SDG SA	11,420	182,192
Iberdrola SA	117,101	663,851
Red Electrica Corporacion SA	3,893	190,212

		1,313,410

UNITED KINGDOM — 22.9%
Centrica PLC	151,705	766,911
Drax Group PLC	11,404	99,212
International Power PLC	45,996	297,635
National Grid PLC	104,322	1,050,921
Pennon Group PLC	13,137	149,341
Scottish & Southern Energy PLC	28,034	595,277
Severn Trent PLC	8,367	206,408
United Utilities Group PLC	20,807	199,965

		3,365,670

TOTAL COMMON STOCKS —
(Cost $17,830,272)		14,630,811

SHORT TERM INVESTMENTS — 0.6%
UNITED STATES — 0.6%
MONEY MARKET FUNDS — 0.6%
State Street Navigator Securities Lending Prime Portfolio (c)(d)	85,836	85,836
State Street Institutional Liquid Reserves Fund 0.23% (d)(e)	100	100

TOTAL SHORT TERM INVESTMENTS —
(Cost $85,936)		85,936

TOTAL INVESTMENTS — 100.3%
(Cost $17,916,208)		14,716,747
OTHER ASSETS & LIABILITIES — (0.3)%		(49,570)

NET ASSETS — 100.0%		$14,667,177

(a)	A portion of the security was on loan at March 31, 2012.
(b)	Non-income producing security.
(c)	Investments of cash collateral for securities loaned.
(d)	Affiliated Fund managed by SSgA Funds Management, Inc. (Note 3)
(e)	The rate shown is the annualized seven-day yield at period end.
ADR = American Depositary Receipt
PLC = Public Limited Company

See accompanying notes to financial statements.

(This page intentionally left blank)

SPDR INDEX SHARES FUNDS
STATEMENTS OF ASSETS AND LIABILITIES
March 31, 2012 (Unaudited)

								SPDR S&P Emerging
	SPDR STOXX	SPDR EURO	SPDR S&P Emerging	SPDR S&P Small Cap Emerging			SPDR S&P Emerging	Markets	SPDR S&P	SPDR S&P Emerging	SPDR S&P Emerging
	Europe	STOXX	Asia Pacific	Asia Pacific	SPDR S&P Russia	SPDR S&P	Markets	Dividend	BRIC	Europe	Latin America
	50 ETF	50 ETF	ETF	ETF	ETF	China ETF	ETF	ETF	40 ETF	ETF	ETF

ASSETS
Investments in securities of unaffiliated issuers, at value* (Note 2)	$30,003,849	$453,757,501	$469,787,448	$6,693,875	$59,874,523	$894,349,538	$172,925,534	$326,992,344	$402,222,772	$102,655,309	$148,985,967
Investments in securities of affiliated issuers, at value (Note 3)	217	44,021	29,458,123	16,718	1,181,713	156,697,298	14,759,982	29,070,408	34,840,300	2,567,755	16,779,548

Total Investments	30,004,066	453,801,522	499,245,571	6,710,593	61,056,236	1,051,046,836	187,685,516	356,062,752	437,063,072	105,223,064	165,765,515
Cash	—	—	—	—	—	40,012	—	—	—	—	—
Foreign currency, at value	53,104	501,118	3,937,506	67,481	74	390,021	3,509,865	1,977,107	401	11,941	117,466
Initial margin deposit on futures	—	—	—	—	—	—	378,096	—	—	—	—
Receivable for fund shares sold	—	—	—	—	—	13,841,074	—	—	—	—	—
Receivable for foreign taxes recoverable	126,290	144,448	—	—	—	—	—	—	—	9,000	—
Dividends and interest receivable — unaffiliated issuers	96,666	86,174	341,193	3,898	23,013	29,338	413,113	1,370,288	299,199	43,980	797,439
Dividends receivable — affiliated issuers	776	14,677	25,639	3	517	160,172	8,066	82,641	12,070	813	8,640

TOTAL ASSETS	30,280,902	454,547,939	503,549,909	6,781,975	61,079,840	1,065,507,453	191,994,656	359,492,788	437,374,742	105,288,798	166,689,060

LIABILITIES
Payable upon return of securities loaned	—	—	29,458,023	—	1,142,799	156,118,723	12,833,746	29,070,308	33,892,530	2,506,919	16,305,623
Payable for investments purchased	—	—	—	—	—	13,782,902	19,102	—	—	—	—
Due to custodian	—	—	3,489,389	—	—	—	—	304,571	—	—	—
Payable for variation margin on futures contracts	—	—	—	—	—	—	59,281	—	—	—	—
Accrued advisory fee (Note 3)	21,580	216,645	709,831	9,500	61,770	1,182,215	248,848	372,643	481,159	144,935	208,945
Deferred foreign taxes payable	—	—	1,044,975	26,767	—	—	178,714	238,101	—	—	—
Accrued trustees’ fees and expenses (Note 3)	81	250	1,879	24	277	1,244	572	373	1,189	878	697

TOTAL LIABILITIES	21,661	216,895	34,704,097	36,291	1,204,846	171,085,084	13,340,263	29,985,996	34,374,878	2,652,732	16,515,265

NET ASSETS	$30,259,241	$454,331,044	$468,845,812	$6,745,684	$59,874,994	$894,422,369	$178,654,393	$329,506,792	$402,999,864	$102,636,066	$150,173,795

NET ASSETS CONSIST OF:
Paid in capital (Note 4)	$60,174,800	$574,111,279	$466,358,215	$6,000,000	$67,836,942	$964,488,379	$178,457,171	$323,248,848	$483,828,363	$157,482,777	$170,138,417
Undistributed (distribution in excess of) net investment income	65,456	(735,021)	(417,265)	(2,737)	(34,253)	(888,977)	301,364	1,227,081	45,848	(112,467)	54,796
Accumulated net realized gain (loss) on investments, foreign currency transactions and futures	(19,613,318)	(45,769,101)	(17,615,769)	(32,594)	(1,473,830)	(43,593,672)	(2,181,678)	3,684,657	(80,979,693)	(31,368,294)	(14,553,587)
Net unrealized appreciation (depreciation) on:
Investments (net of deferred foreign taxes of $0, $0, $1,044,975, $26,767, $0, $0, $178,714, $238,101, $0, $0, $0, respectively)	(10,378,240)	(73,279,101)	20,516,863	780,629	(6,453,868)	(25,586,448)	2,199,770	1,348,082	105,340	(23,361,452)	(5,457,873)
Foreign currency	10,543	2,988	3,768	386	3	3,087	(62,953)	(1,876)	6	(4,498)	(7,958)
Futures	—	—	—	—	—	—	(59,281)	—	—	—	—

NET ASSETS	$30,259,241	$454,331,044	$468,845,812	$6,745,684	$59,874,994	$894,422,369	$178,654,393	$329,506,792	$402,999,864	$102,636,066	$150,173,795

NET ASSET VALUE PER SHARE
Net asset value per share	$31.84	$32.33	$74.42	$44.97	$30.71	$68.80	$66.17	$50.69	$24.72	$42.77	$79.04

Shares outstanding (unlimited amount authorized, $0.01 par value)	950,370	14,050,967	6,300,000	150,000	1,950,000	13,000,000	2,700,000	6,500,000	16,300,000	2,400,000	1,900,000

COST OF INVESTMENTS:
Unaffiliated issuers	$40,382,089	$527,036,602	$448,225,610	$5,913,246	$66,328,391	$919,935,986	$170,547,050	$325,406,161	$402,117,432	$126,016,761	$154,443,840
Affiliated issuers	217	44,021	29,458,123	16,718	1,181,713	156,697,298	14,759,982	29,070,408	34,840,300	2,567,755	16,779,548

Total cost of investments	$40,382,306	$527,080,623	$477,683,733	$5,929,964	$67,510,104	$1,076,633,284	$185,307,032	$354,476,569	$436,957,732	$128,584,516	$171,223,388

Foreign currency, at cost	$52,389	$496,466	$3,931,988	$67,066	$71	$386,982	$3,568,993	$1,980,121	$401	$12,200	$119,066

* Includes investments in securities on loan, at value	$—	$—	$28,048,568	$—	$1,469,640	$146,393,259	$12,324,553	$26,838,881	$32,458,932	$2,408,254	$15,836,931

See accompanying notes to financial statements.

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SPDR INDEX SHARES FUNDS
STATEMENTS OF ASSETS AND LIABILITIES (continued)
March 31, 2012 (Unaudited)

	SPDR S&P Emerging					SPDR S&P Global
	Middle			SPDR Dow Jones International	SPDR FTSE/Macquarie	Natural
	East & Africa		SPDR S&P International	Real Estate	Global	Resources		SPDR MSCI	SPDR MSCI EM 50	SPDR Russell/Nomura	SPDR Russell/Nomura
	ETF	SPDR S&P World ex-US ETF	Small Cap ETF	ETF	Infrastructure 100 ETF	ETF	SPDR MSCI ACWI ex-US ETF	ACWI IMI ETF	ETF	PRIME Japan ETF	Small Cap Japan ETF

ASSETS
Investments in securities of unaffiliated issuers, at value* (Note 2)	$98,011,177	$163,472,928	$733,982,283	$2,653,915,148	$36,323,662	$252,557,126	$469,169,130	$4,985,860	$4,905,457	$15,387,240	$94,693,198
Investments in securities of affiliated issuers, at value (Note 3)	6,079,023	18,063,093	93,182,294	81,501,653	6,016,528	22,973,457	55,625,310	10,991	1,548	4,425,327	17,440,332

Total Investments	104,090,200	181,536,021	827,164,577	2,735,416,801	42,340,190	275,530,583	524,794,440	4,996,851	4,907,005	19,812,567	112,133,530
Cash	—	497	—	—	—	—	2,748	80	—	—	—
Foreign currency, at value	1,502,165	739,425	4,288,747	1,999,290	40,481	955,412	795,633	31,868	15,673	37,910	162,929
Receivable for investments sold	31,111	176	—	—	61,182	—	—	—	—	—	—
Receivable for fund shares sold	—	4,827,946	—	—	—	—	—	—	—	—	—
Receivable for foreign taxes recoverable	—	82,899	136,947	786,878	32,416	20,345	267,232	286	—	—	—
Dividends and interest receivable — unaffiliated issuers	711,718	689,908	4,096,749	9,204,923	134,685	306,136	1,865,670	11,678	8,131	155,904	950,805
Dividends receivable — affiliated issuers	2,824	9,811	89,216	44,566	3,252	9,916	30,373	3	—	996	7,937

TOTAL ASSETS	106,338,018	187,886,683	835,776,236	2,747,452,458	42,612,206	276,822,392	527,756,096	5,040,766	4,930,809	20,007,377	113,255,201

LIABILITIES
Payable upon return of securities loaned	6,078,923	17,753,969	93,040,192	80,346,716	5,957,227	22,569,168	55,526,020	—	—	4,422,083	17,418,655
Payable for investments purchased	168,773	4,771,821	330,944	304,507	101,623	—	—	—	—	—	—
Due to custodian	605,128	—	—	—	—	—	—	—	—	—	—
Accrued advisory fee (Note 3)	151,300	124,990	1,049,907	3,484,272	52,575	232,787	413,212	1,130	2,254	18,539	124,282
Deferred foreign taxes payable	—	—	—	—	—	—	118,834	31	—	—	—
Accrued trustees’ fees and expenses (Note 3)	390	154	101,806	137,862	112	156	503	13	13	5	134

TOTAL LIABILITIES	7,004,514	22,650,934	94,522,849	84,273,357	6,111,537	22,802,111	56,058,569	1,174	2,267	4,440,627	17,543,071

NET ASSETS	$99,333,504	$165,235,749	$741,253,387	$2,663,179,101	$36,500,669	$254,020,281	$471,697,527	$5,039,592	$4,928,542	$15,566,750	$95,712,130

NET ASSETS CONSIST OF:
Paid in capital (Note 4)	$123,229,100	$160,596,065	$805,954,916	$3,208,268,301	$58,696,620	$279,883,072	$570,914,669	$5,000,000	$5,000,000	$18,892,752	$113,746,154
Undistributed (distribution in excess of) net investment income	810,780	963,596	2,652,075	(68,253,259)	221,252	946,104	2,784,992	15,330	8,901	113,358	787,847
Accumulated net realized gain (loss) on investments and foreign currency transactions	(21,275,714)	(3,900,567)	(19,976,331)	(481,320,406)	(8,727,414)	(6,788,605)	(55,143,601)	(2,922)	(2,028)	(1,225,003)	(5,598,378)
Net unrealized appreciation (depreciation) on:
Investments (net of deferred foreign taxes of $0, $0, $0, $0, $0, $0, $118,834, $31, $0, $0, $0, respectively)	(3,444,015)	7,574,993	(47,368,669)	4,495,720	(13,687,591)	(20,016,337)	(46,857,066)	27,314	(78,209)	(2,213,798)	(13,224,591)
Foreign currency	13,353	1,662	(8,604)	(11,255)	(2,198)	(3,953)	(1,467)	(130)	(122)	(559)	1,098

NET ASSETS	$99,333,504	$165,235,749	$741,253,387	$2,663,179,101	$36,500,669	$254,020,281	$471,697,527	$5,039,592	$4,928,542	$15,566,750	$95,712,130

NET ASSET VALUE PER SHARE
Net asset value per share	$70.95	$24.30	$28.62	$36.67	$40.56	$52.38	$31.45	$50.40	$49.29	$38.92	$44.52

Shares outstanding (unlimited amount authorized, $0.01 par value)	1,400,000	6,800,000	25,900,000	72,635,379	900,000	4,850,000	15,000,000	100,000	100,000	400,000	2,150,075

COST OF INVESTMENTS:
Unaffiliated issuers	$101,455,192	$155,897,935	$781,350,952	$2,649,419,428	$50,011,253	$272,573,463	$515,907,362	$4,958,546	$4,983,666	$17,601,038	$107,917,789
Affiliated issuers	6,079,023	18,063,093	93,182,294	81,501,653	6,016,528	22,973,457	55,625,310	10,991	1,548	4,425,327	17,440,332

Total cost of investments	$107,534,215	$173,961,028	$874,533,246	$2,730,921,081	$56,027,781	$295,546,920	$571,532,672	$4,969,537	$4,985,214	$22,026,365	$125,358,121

Foreign currency, at cost	$1,482,951	$738,482	$4,296,807	$1,994,771	$40,479	$956,493	$796,913	$32,025	$15,738	$39,349	$166,504

* Includes investments in securities on loan, at value	$5,821,792	$16,930,910	$87,629,238	$76,463,387	$5,943,235	$21,968,046	$52,849,349	$—	$—	$4,176,571	$16,428,585

See accompanying notes to financial statements.

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SPDR INDEX SHARES FUNDS
STATEMENTS OF ASSETS AND LIABILITIES (continued)
March 31, 2012 (Unaudited)

					SPDR S&P International	SPDR S&P International
					Consumer	Consumer	SPDR S&P International	SPDR S&P International	SPDR S&P International	SPDR S&P International	SPDR S&P International
	SPDR S&P International		SPDR S&P Emerging	SPDR Dow Jones Global	Discretionary	Staples	Energy	Financial	Health	Industrial	Materials
	Dividend	SPDR S&P	Markets	Real Estate	Sector	Sector	Sector	Sector	Care Sector	Sector	Sector
	ETF	International Mid Cap ETF	Small Cap ETF	ETF	ETF	ETF	ETF	ETF	ETF	ETF	ETF

ASSETS
Investments in securities of unaffiliated issuers, at value* (Note 2)	$846,063,082	$39,228,580	$928,121,394	$419,769,775	$8,723,691	$19,934,447	$11,760,542	$7,776,084	$19,112,261	$13,990,224	$13,821,248
Investments in securities of affiliated issuers, at value (Note 3)	100,309,750	6,697,001	40,715,210	29,640,494	2,643	100	3,296	40,791	8,865	47,306	18,715

Total Investments	946,372,832	45,925,581	968,836,604	449,410,269	8,726,334	19,934,547	11,763,838	7,816,875	19,121,126	14,037,530	13,839,963
Foreign currency, at value	474,795	110,650	1,549,009	382,105	1,767	24,721	30,870	24,007	184,653	113,625	74,911
Receivable for foreign taxes recoverable	59,218	5,305	11,582	35,946	1,580	26,675	1,915	561	61,407	7,540	3,451
Dividends and interest receivable — unaffiliated issuers	4,206,419	200,772	790,315	1,136,391	31,201	109,304	15,211	55,133	88,521	64,985	57,906
Dividends receivable — affiliated issuers	184,401	4,388	94,627	9,629	3	3	3	11	12	11	4

TOTAL ASSETS	951,297,665	46,246,696	971,282,137	450,974,340	8,760,885	20,095,250	11,811,837	7,896,587	19,455,719	14,223,691	13,976,235

LIABILITIES
Payable upon return of securities loaned	100,275,203	6,690,896	36,047,343	29,201,488	—	—	—	—	—	—	—
Due to custodian	—	—	—	—	—	6,432	—	—	—	—	—
Payable for investments purchased	—	1,857	—	—	—	—	—	—	—	—	—
Accrued advisory fee (Note 3)	838,931	42,587	1,396,872	475,612	8,119	21,687	14,114	7,296	22,002	14,536	17,469
Deferred foreign taxes payable	35,677	—	631,780	—	—	—	—	—	—	—	—
Accrued trustees’ fees and expenses (Note 3)	1,441	70	1,554	753	73	41	39	10	3	76	125

TOTAL LIABILITIES	101,151,252	6,735,410	38,077,549	29,677,853	8,192	28,160	14,153	7,306	22,005	14,612	17,594

NET ASSETS	$850,146,413	$39,511,286	$933,204,588	$421,296,487	$8,752,693	$20,067,090	$11,797,684	$7,889,281	$19,433,714	$14,209,079	$13,958,641

NET ASSETS CONSIST OF:
Paid in capital (Note 4)	$913,220,202	$37,875,104	$1,070,588,016	$378,346,677	$8,748,741	$19,596,398	$13,511,016	$10,353,326	$19,251,031	$16,307,278	$17,994,838
Undistributed (distribution in excess of) net investment income	551,271	99,158	1,042,695	(4,811,849)	32,145	15,930	7,260	22,650	62,115	43,220	14,760
Accumulated net realized gain (loss) on investments and foreign currency transactions	(38,222,592)	(174,784)	(49,077,293)	(9,323,104)	(48,351)	(138,091)	(589,222)	(899,477)	(226,127)	(280,669)	(432,659)
Net unrealized appreciation (depreciation) on:
Investments (net of deferred foreign taxes of $35,677, $0, $631,780, $0, $0, $0, $0, $0, $0, $0, $0, respectively)	(25,366,767)	1,709,957	(89,343,603)	57,081,644	20,023	591,261	(1,131,296)	(1,587,629)	343,977	(1,861,649)	(3,618,010)
Foreign currency	(35,701)	1,851	(5,227)	3,119	135	1,592	(74)	411	2,718	899	(288)

NET ASSETS	$850,146,413	$39,511,286	$933,204,588	$421,296,487	$8,752,693	$20,067,090	$11,797,684	$7,889,281	$19,433,714	$14,209,079	$13,958,641

NET ASSET VALUE PER SHARE
Net asset value per share	$49.71	$28.22	$45.52	$39.01	$29.18	$33.45	$26.22	$17.53	$32.39	$25.83	$25.38

Shares outstanding (unlimited amount authorized, $0.01 par value)	17,101,326	1,400,000	20,500,000	10,800,000	300,000	600,000	450,000	450,000	600,000	550,000	550,000

COST OF INVESTMENTS:
Unaffiliated issuers	$871,394,172	$37,518,623	$1,016,833,217	$362,688,131	$8,703,668	$19,343,186	$12,891,838	$9,363,713	$18,768,284	$15,851,873	$17,439,258
Affiliated issuers	100,309,750	6,697,001	40,715,210	29,640,494	2,643	100	3,296	40,791	8,865	47,306	18,715

Total cost of investments	$971,703,922	$44,215,624	$1,057,548,427	$392,328,625	$8,706,311	$19,343,286	$12,895,134	$9,404,504	$18,777,149	$15,899,179	$17,457,973

Foreign currency, at cost	$476,653	$109,348	$1,550,358	$379,230	$1,753	$24,684	$30,741	$23,625	$183,352	$112,964	$74,852

* Includes investments in securities on loan, at value	$97,935,364	$6,390,697	$32,456,473	$28,329,718	$—	$—	$—	$—	$—	$—	$—

See accompanying notes to financial statements.

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SPDR INDEX SHARES FUNDS
STATEMENTS OF ASSETS AND LIABILITIES (continued)
March 31, 2012 (Unaudited)

	SPDR S&P International	SPDR S&P International	SPDR S&P International
	Technology	Telecommunications	Utilities
	Sector	Sector	Sector
	ETF	ETF	ETF

ASSETS
Investments in securities of unaffiliated issuers, at value* (Note 2)	$14,500,177	$19,196,783	$14,630,811
Investments in securities of affiliated issuers, at value (Note 3)	33,643	13,753	85,936

Total Investments	14,533,820	19,210,536	14,716,747
Foreign currency, at value	29,177	54,482	32,546
Receivable for foreign taxes recoverable	452	9,824	1,502
Dividends and interest receivable — unaffiliated issuers	48,120	45,518	44,576
Dividends receivable — affiliated issuers	14	2	58

TOTAL ASSETS	14,611,583	19,320,362	14,795,429

LIABILITIES
Payable upon return of securities loaned	32,400	—	85,836
Due to custodian	—	—	26,405
Payable for investments purchased	—	1,377	—
Accrued advisory fee (Note 3)	16,789	18,700	15,985
Accrued trustees’ fees and expenses (Note 3)	63	9	26

TOTAL LIABILITIES	49,252	20,086	128,252

NET ASSETS	$14,562,331	$19,300,276	$14,667,177

NET ASSETS CONSIST OF:
Paid in capital (Note 4)	$15,105,554	$21,660,027	$18,349,254
Undistributed (distribution in excess of) net investment income	22,099	(5,317)	(966)
Accumulated net realized gain (loss) on investments and foreign currency transactions	(192,305)	(461,306)	(481,835)
Net unrealized appreciation (depreciation) on:
Investments	(373,377)	(1,894,353)	(3,199,461)
Foreign currency	360	1,225	185

NET ASSETS	$14,562,331	$19,300,276	$14,667,177

NET ASSET VALUE PER SHARE
Net asset value per share	$26.48	$22.71	$17.26

Shares outstanding (unlimited amount authorized, $0.01 par value)	550,000	850,000	850,000

COST OF INVESTMENTS:
Unaffiliated issuers	$14,873,554	$21,091,136	$17,830,272
Affiliated issuers	33,643	13,753	85,936

Total cost of investments	$14,907,197	$21,104,889	$17,916,208

Foreign currency, at cost	$29,147	$53,958	$32,380

* Includes investments in securities on loan, at value	$31,779	$—	$81,712

See accompanying notes to financial statements.

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SPDR INDEX SHARES FUNDS
STATEMENTS OF OPERATIONS
For the Six Months Ended March 31, 2012 (Unaudited)

								SPDR S&P Emerging
	SPDR STOXX	SPDR EURO	SPDR S&P Emerging	SPDR S&P Small Cap Emerging			SPDR S&P Emerging	Markets	SPDR S&P	SPDR S&P Emerging	SPDR S&P Emerging
	Europe	STOXX	Asia Pacific	Asia Pacific	SPDR S&P Russia	SPDR S&P	Markets	Dividend	BRIC	Europe	Latin America
	50 ETF	50 ETF	ETF	ETF (1)	ETF	China ETF	ETF	ETF	40 ETF	ETF	ETF

INVESTMENT INCOME
Dividend income on securities of unaffiliated issuers (Note 2)	$561,733	$1,975,310	$1,427,527	$9,151	$119,364	$505,817	$1,165,869	$3,243,712	$1,998,698	$190,221	$2,068,353
Dividend income on securities of affiliated issuers (Note 3)	24	94	930	9	158	643	1,176	160	745	121	200
Affiliated securities lending — net (Note 3 and Note 8)	6,968	67,906	143,472	—	10,664	762,267	48,831	145,794	173,908	83,363	41,517
Interest income (Note 2)	—	45	3,769	65	—	—	4,061	1,179	—	—	—
Foreign taxes withheld	(39,705)	(248,414)	(146,266)	(555)	(18,977)	(23,423)	(84,050)	(204,707)	(260,661)	(72,589)	(210,588)

TOTAL INVESTMENT INCOME	529,020	1,794,941	1,429,432	8,670	111,209	1,245,304	1,135,887	3,186,138	1,912,690	201,116	1,899,482

EXPENSES
Advisory fee (Note 3)	43,821	310,590	1,452,246	9,500	122,066	2,126,448	460,719	521,792	955,262	302,532	395,489
Trustees’ fees and expenses (Note 3)	380	1,597	6,577	32	606	7,775	1,899	1,575	4,843	1,687	1,776
Miscellaneous expenses	—	69	7,635	1,875	—	57	331	19,173	329	1,826	380

TOTAL EXPENSES	44,201	312,256	1,466,458	11,407	122,672	2,134,280	462,949	542,540	960,434	306,045	397,645

NET INVESTMENT INCOME (LOSS)	484,819	1,482,685	(37,026)	(2,737)	(11,463)	(888,976)	672,938	2,643,598	952,256	(104,929)	1,501,837

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
Net realized gain (loss) on:
Investments	(2,078,507)	(2,945,672)	802,204	(26,245)	(323,356)	7,273,928	(939,994)	4,550,493	(963,855)	(8,685,279)	(2,494,932)
Foreign currency transactions	(5,840)	(12,313)	(487,831)	(6,349)	168	15,314	(288,299)	(185,305)	2,469	(40,732)	(30,415)
Futures	—	—	249,844	—	—	—	564,111	—	—	—	—
Net change in unrealized appreciation (depreciation) on:
Investments in securities of unaffiliated issuers (net of deferred foreign taxes of $0, $0, $1,044,975, $26,767, $0, $0, $178,714, $238,101, $0, $0, $0, respectively)	5,640,936	22,104,931	66,899,709	780,629	7,679,456	103,760,336	25,798,422	9,618,483	67,771,586	24,232,660	29,206,776
Foreign currency transactions	5,581	13,932	235,698	386	10	7,331	241,658	8,209	(1,744)	28,103	10,168
Futures	—	—	—	—	—	—	(191,912)	—	—	—	—

NET REALIZED AND UNREALIZED GAIN ON INVESTMENTS, FOREIGN CURRENCY TRANSACTIONS AND FUTURES	3,562,170	19,160,878	67,699,624	748,421	7,356,278	111,056,909	25,183,986	13,991,880	66,808,456	15,534,752	26,691,597

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$4,046,989	$20,643,563	$67,662,598	$745,684	$7,344,815	$110,167,933	$25,856,924	$16,635,478	$67,760,712	$15,429,823	$28,193,434

(1)	For the period January 11, 2012 (commencement of operations) to March 31, 2012.

See accompanying notes to financial statements.

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SPDR INDEX SHARES FUNDS
STATEMENTS OF OPERATIONS (continued)
For the Six Months Ended March 31, 2012 (Unaudited)

	SPDR S&P Emerging					SPDR S&P Global
	Middle			SPDR Dow Jones International	SPDR FTSE/Macquarie	Natural		SPDR MSCI	SPDR MSCI
	East & Africa		SPDR S&P International	Real Estate	Global	Resources		ACWI IMI	EM 50	SPDR Russell/Nomura	SPDR Russell/Nomura
	ETF	SPDR S&P World ex-US ETF	Small Cap ETF	ETF	Infrastructure 100 ETF	ETF	SPDR MSCI ACWI ex-US ETF	ETF (1)	ETF (1)	PRIME Japan ETF	Small Cap Japan ETF

INVESTMENT INCOME
Dividend income on securities of unaffiliated issuers (Note 2)	$2,223,800	$1,986,270	$8,282,234	$45,308,432	$644,183	$2,006,612	$5,855,723	$17,405	$11,589	$183,587	$1,175,257
Dividend income on securities of affiliated issuers (Note 3)	91	135	635	2,296	62	238	451	3	—	9	59
Affiliated securities lending — net (Note 3 and Note 8)	12,326	42,821	423,398	360,212	15,328	38,620	127,183	—	—	3,664	35,876
Interest income (Note 2)	1,125	311	1,938	1,776	—	105	342	—	—	—	—
Foreign taxes withheld	(258)	(139,820)	(515,849)	(3,029,801)	(29,881)	(139,320)	(429,360)	(935)	(421)	(12,851)	(82,268)

TOTAL INVESTMENT INCOME	2,237,084	1,889,717	8,192,356	42,642,915	629,692	1,906,255	5,554,339	16,473	11,168	174,409	1,128,924

EXPENSES
Advisory fee (Note 3)	304,269	233,795	2,096,871	6,579,353	105,514	404,815	768,701	1,130	2,254	36,592	251,616
Trustees’ fees and expenses (Note 3)	1,346	1,467	8,801	23,298	451	2,135	4,691	13	13	159	1,087
Miscellaneous expenses	172	—	2,331	2,733	—	—	428	—	—	—	—

TOTAL EXPENSES	305,787	235,262	2,108,003	6,605,384	105,965	406,950	773,820	1,143	2,267	36,751	252,703

NET INVESTMENT INCOME	1,931,297	1,654,455	6,084,353	36,037,531	523,727	1,499,305	4,780,519	15,330	8,901	137,658	876,221

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
Net realized gain (loss) on:
Investments	(880,869)	1,863,589	(9,810,569)	(7,670,127)	(2,222,991)	79,826	15,232,274	(15)	(146)	(131,336)	1,515,147
Foreign currency transactions	(92,228)	(44,431)	(129,661)	(51,219)	(2,544)	(23,682)	(37,423)	(2,907)	(1,882)	(1,417)	(28,924)
Net change in unrealized appreciation (depreciation) on:
Investments in securities of unaffiliated issuers (net of deferred foreign taxes of $0, $0, $0, $0, $0, $0, $118,834, $31, $0, $0, $0, respectively)	15,648,696	16,010,031	94,354,995	269,863,416	3,930,879	23,049,570	43,922,012	27,314	(78,209)	876,301	(216,755)
Foreign currency transactions	88,238	35,649	88,355	150,600	2,193	23,276	66,059	(130)	(122)	(1,651)	6,318

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS AND FOREIGN CURRENCY TRANSACTIONS	14,763,837	17,864,838	84,503,120	262,292,670	1,707,537	23,128,990	59,182,922	24,262	(80,359)	741,897	1,275,786

NET INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS	$16,695,134	$19,519,293	$90,587,473	$298,330,201	$2,231,264	$24,628,295	$63,963,441	$39,592	$(71,458)	$879,555	$2,152,007

(1)	For the period February 27, 2012 (commencement of operations) to March 31, 2012.

See accompanying notes to financial statements.

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SPDR INDEX SHARES FUNDS
STATEMENTS OF OPERATIONS (continued)
For the Six Months Ended March 31, 2012 (Unaudited)

					SPDR S&P International	SPDR S&P International
					Consumer	Consumer	SPDR S&P International	SPDR S&P International	SPDR S&P International	SPDR S&P International	SPDR S&P International
	SPDR S&P International		SPDR S&P Emerging	SPDR Dow Jones Global	Discretionary	Staples	Energy	Financial	Health	Industrial	Materials
	Dividend	SPDR S&P	Markets	Real Estate	Sector	Sector	Sector	Sector	Care Sector	Sector	Sector
	ETF	International Mid Cap ETF	Small Cap ETF	ETF	ETF	ETF	ETF	ETF	ETF	ETF	ETF

INVESTMENT INCOME
Dividend income on securities of unaffiliated issuers (Note 2)	$13,703,355	$471,293	$4,888,635	$6,710,687	$63,075	$206,070	$216,911	$132,001	$374,972	$176,426	$125,774
Dividend income on securities of affiliated issuers (Note 3)	796	86	4,891	455	10	17	9	7	20	43	13
Affiliated securities lending — net (Note 3 and Note 8)	681,089	17,685	559,439	50,912	—	—	—	75	17	—	—
Interest income (Note 2)	1,017	41	2,434	103	7	—	—	—	—	—	—
Foreign taxes withheld	(845,965)	(33,459)	(382,723)	(217,164)	(4,178)	(7,289)	(16,936)	(7,083)	(36,727)	(15,346)	(6,232)

TOTAL INVESTMENT INCOME	13,540,292	455,646	5,072,676	6,544,993	58,914	198,798	199,984	125,000	338,282	161,123	119,555

EXPENSES
Advisory fee (Note 3)	1,476,363	84,407	2,749,463	852,318	18,362	47,362	30,604	15,474	44,077	38,023	37,316
Trustees’ fees and expenses (Note 3)	7,570	444	9,956	4,017	137	269	164	82	198	249	249
Miscellaneous expenses	7,563	282	28,746	—	206	3	—	—	—	—	—

TOTAL EXPENSES	1,491,496	85,133	2,788,165	856,335	18,705	47,634	30,768	15,556	44,275	38,272	37,565

NET INVESTMENT INCOME	12,048,796	370,513	2,284,511	5,688,658	40,209	151,164	169,216	109,444	294,007	122,851	81,990

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
Net realized gain (loss) on:
Investments	(24,292,423)	(153,794)	(50,058,080)	(843,281)	(225,200)	897,987	88,486	(330,603)	511,495	(1,709,008)	(861,811)
Foreign currency transactions	(22,340)	(11,312)	146,779	9,473	(827)	(5,993)	(604)	1,205	(2,648)	(14,751)	(4,733)
Net change in unrealized appreciation (depreciation) on:
Investments in securities of unaffiliated issuers (net of deferred foreign taxes of $35,677, $0, $631,780, $0, $0, $0, $0, $0, $0, $0, $0, respectively)	80,374,724	4,633,622	175,738,790	61,027,048	1,321,482	1,354,501	1,797,441	755,168	1,037,298	2,980,726	2,782,463
Foreign currency transactions	146,328	9,726	61,903	10,157	1,207	4,211	633	1,208	4,873	12,124	4,186

NET REALIZED AND UNREALIZED GAIN ON INVESTMENTS AND FOREIGN CURRENCY TRANSACTIONS	56,206,289	4,478,242	125,889,392	60,203,397	1,096,662	2,250,706	1,885,956	426,978	1,551,018	1,269,091	1,920,105

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$68,255,085	$4,848,755	$128,173,903	$65,892,055	$1,136,871	$2,401,870	$2,055,172	$536,422	$1,845,025	$1,391,942	$2,002,095

See accompanying notes to financial statements.

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SPDR INDEX SHARES FUNDS
STATEMENTS OF OPERATIONS (continued)
For the Six Months Ended March 31, 2012 (Unaudited)

	SPDR S&P International	SPDR S&P International	SPDR S&P International
	Technology	Telecommunications	Utilities
	Sector	Sector	Sector
	ETF	ETF	ETF

INVESTMENT INCOME
Dividend income on securities of unaffiliated issuers (Note 2)	$91,966	$363,356	$192,946
Dividend income on securities of affiliated issuers (Note 3)	20	4	2
Affiliated securities lending — net (Note 3 and Note 8)	374	—	353
Foreign taxes withheld	(7,281)	(24,989)	(16,395)

TOTAL INVESTMENT INCOME	85,079	338,371	176,906

EXPENSES
Advisory fee (Note 3)	36,818	37,843	29,511
Trustees’ fees and expenses (Note 3)	223	166	143
Miscellaneous expenses	—	53	—

TOTAL EXPENSES	37,041	38,062	29,654

NET INVESTMENT INCOME	48,038	300,309	147,252

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
Net realized gain (loss) on:
Investments	156,024	48,187	(71,423)
Foreign currency transactions	221	(6,183)	(3,935)
Net change in unrealized appreciation (depreciation) on:
Investments	2,784,906	(217,044)	27,234
Foreign currency transactions	3,010	1,873	1,782

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS AND FOREIGN CURRENCY TRANSACTIONS	2,944,161	(173,167)	(46,342)

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$2,992,199	$127,142	$100,910

See accompanying notes to financial statements.

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SPDR INDEX SHARES FUNDS
STATEMENTS OF CHANGES IN NET ASSETS

	SPDR STOXX Europe 50 ETF		SPDR EURO STOXX 50 ETF		SPDR S&P Emerging Asia Pacific ETF		SPDR S&P Small Cap Emerging Asia Pacific ETF	SPDR S&P Russia ETF
	Six Months Ended		Six Months Ended		Six Months Ended		For the Period	Six Months Ended
	3/31/12	Year Ended	3/31/12	Year Ended	3/31/12	Year Ended	1/11/12*-	3/31/12	Year Ended
	(Unaudited)	9/30/11	(Unaudited)	9/30/11	(Unaudited)	9/30/11	3/31/12	(Unaudited)	9/30/11

INCREASE IN NET ASSETS FROM OPERATIONS:
Net investment income (loss)	$484,819	$1,349,950	$1,482,685	$6,949,490	$(37,026)	$13,145,498	$(2,737)	$(11,463)	$1,250,315
Net realized gain (loss) on investments, foreign currency transactions and futures	(2,084,347)	(5,536,317)	(2,957,985)	(6,168,975)	564,217	56,614,429	(32,594)	(323,188)	(2,996,831)
Net change in unrealized appreciation (depreciation) on investments and foreign currency transactions	5,646,517	535,158	22,118,863	(28,110,616)	67,135,407	(168,039,986)	781,015	7,679,466	(14,180,949)

Net increase (decrease) in net assets resulting from operations	4,046,989	(3,651,209)	20,643,563	(27,330,101)	67,662,598	(98,280,059)	745,684	7,344,815	(15,927,465)

Net equalization credits and charges	(7,020)	(35,813)	798,780	(10,290)	—	—	—	—	—

DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net investment income	(498,205)	(1,722,185)	(2,268,144)	(6,825,929)	(8,456,063)	(11,323,304)	—	(627,240)	(644,694)
Net realized gains	—	—	—	—	(6,448,372)	(23,251,099)	—	—	(38,444)

Total distributions to shareholders	(498,205)	(1,722,185)	(2,268,144)	(6,825,929)	(14,904,435)	(34,574,403)	—	(627,240)	(683,138)

FROM BENEFICIAL INTEREST TRANSACTIONS:
Proceeds from sale of shares sold	1,588,303	1,776,314	321,200,641	14,244,357	58,923,157	99,434,496	6,000,000	20,319,376	171,810,579
Cost of shares redeemed	(4,561,754)	(5,126,178)	(1,601,485)	(26,132,264)	(157,590,640)	(164,432,966)	—	(10,773,074)	(117,591,784)
Net income equalization (Note 2)	7,020	35,813	(798,780)	10,290	—	—	—	—	—

Net increase (decrease) in net assets from beneficial interest transactions	(2,966,431)	(3,314,051)	318,800,376	(11,877,617)	(98,667,483)	(64,998,470)	6,000,000	9,546,302	54,218,795

Net increase (decrease) in net assets during the period	575,333	(8,723,258)	337,974,575	(46,043,937)	(45,909,320)	(197,852,932)	6,745,684	16,263,877	37,608,192
Net assets at beginning of period	29,683,908	38,407,166	116,356,469	162,400,406	514,755,132	712,608,064	—	43,611,117	6,002,925

NET ASSETS END OF PERIOD (1)	$30,259,241	$29,683,908	$454,331,044	$116,356,469	$468,845,812	$514,755,132	$6,745,684	$59,874,994	$43,611,117

SHARES OF BENEFICIAL INTEREST:
Shares sold	50,000	50,000	10,050,000	350,000	800,000	1,200,000	150,000	650,000	4,950,000
Shares redeemed	(150,000)	(150,000)	(50,000)	(700,000)	(2,200,000)	(2,100,000)	—	(400,000)	(3,450,000)

Net increase (decrease)	(100,000)	(100,000)	10,000,000	(350,000)	(1,400,000)	(900,000)	150,000	250,000	1,500,000

(1) Including undistributed (distribution in excess of) net investment income	$65,456	$78,842	$(735,021)	$50,438	$(417,265)	$8,075,824	$(2,737)	$(34,253)	$604,450

*	Commencement of operations

See accompanying notes to financial statements.

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SPDR INDEX SHARES FUNDS
STATEMENTS OF CHANGES IN NET ASSETS (continued)

	SPDR S&P China ETF		SPDR S&P Emerging Markets ETF		SPDR S&P Emerging Markets Dividend ETF		SPDR S&P BRIC 40 ETF		SPDR S&P Emerging Europe ETF
	Six Months Ended		Six Months Ended		Six Months Ended	For the Period	Six Months Ended		Six Months Ended
	3/31/12	Year Ended	3/31/12	Year Ended	3/31/12	2/23/11*-	3/31/12	Year Ended	3/31/12	Year Ended
	(Unaudited)	9/30/11	(Unaudited)	9/30/11	(Unaudited)	9/30/11	(Unaudited)	9/30/11	(Unaudited)	9/30/11

INCREASE IN NET ASSETS FROM OPERATIONS:
Net investment income (loss)	$(888,976)	$12,637,445	$672,938	$4,118,805	$2,643,598	$1,379,593	$952,256	$11,272,538	$(104,929)	$4,796,402
Net realized gain (loss) on investments, foreign currency transactions and futures	7,289,242	29,207,934	(664,182)	14,650,694	4,365,188	(1,002,603)	(961,386)	54,900	(8,726,011)	12,555,375
Net change in unrealized appreciation (depreciation) on investments, foreign currency transactions and futures	103,767,667	(239,151,583)	25,848,168	(47,942,526)	9,626,692	(8,280,486)	67,769,842	(95,333,006)	24,260,763	(48,636,548)

Net increase (decrease) in net assets resulting from operations	110,167,933	(197,306,204)	25,856,924	(29,173,027)	16,635,478	(7,903,496)	67,760,712	(84,005,568)	15,429,823	(31,284,771)

Net equalization credits and charges	—	—	—	—	(77,696)	256,420	—	—	—	—

DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net investment income	(2,818,515)	(12,717,627)	(2,025,293)	(3,449,980)	(1,416,517)	(1,145,654)	(3,707,808)	(9,949,352)	(1,934,251)	(3,314,025)
Net realized gains	—	—	(1,641,948)	(2,055,341)	—	—	—	—	—	—
Return of capital	—	—	—	—	—	(369,715)	—	—	—	—

Total distributions to shareholders	(2,818,515)	(12,717,627)	(3,667,241)	(5,505,321)	(1,416,517)	(1,515,369)	(3,707,808)	(9,949,352)	(1,934,251)	(3,314,025)

FROM BENEFICIAL INTEREST TRANSACTIONS:
Proceeds from sale of shares sold	269,648,905	249,488,320	25,379,217	22,136,942	259,425,389	66,655,329	54,652,833	58,652,018	4,458,235	83,485,831
Cost of shares redeemed	(99,709,273)	(100,011,130)	(23,521,886)	(49,519,357)	—	(2,374,022)	(90,188,096)	(50,235,514)	(34,234,709)	(162,294,891)
Net income equalization (Note 2)	—	—	—	—	77,696	(256,420)	—	—	—	—
Other capital (Note 4)	—	—	6,929	—	—	—	29,705	—	—	—

Net increase (decrease) in net assets from beneficial interest transactions	169,939,632	149,477,190	1,864,260	(27,382,415)	259,503,085	64,024,887	(35,505,558)	8,416,504	(29,776,474)	(78,809,060)

Net increase (decrease) in net assets during the period	277,289,050	(60,546,641)	24,053,943	(62,060,763)	274,644,350	54,862,442	28,547,346	(85,538,416)	(16,280,902)	(113,407,856)
Net assets at beginning of period	617,133,319	677,679,960	154,600,450	216,661,213	54,862,442	—	374,452,518	459,990,934	118,916,968	232,324,824

NET ASSETS END OF PERIOD (1)	$894,422,369	$617,133,319	$178,654,393	$154,600,450	$329,506,792	$54,862,442	$402,999,864	$374,452,518	$102,636,066	$118,916,968

SHARES OF BENEFICIAL INTEREST:
Shares sold	3,900,000	3,200,000	400,000	300,000	5,250,000	1,300,000	2,200,000	2,100,000	100,000	1,500,000
Shares redeemed	(1,600,000)	(1,400,000)	(400,000)	(700,000)	—	(50,000)	(3,800,000)	(2,000,000)	(900,000)	(3,400,000)

Net increase (decrease)	2,300,000	1,800,000	—	(400,000)	5,250,000	1,250,000	(1,600,000)	100,000	(800,000)	(1,900,000)

(1) Including undistributed (distribution in excess of) net investment income	$(888,977)	$2,818,514	$301,364	$1,653,719	$1,227,081	$—	$45,848	$2,801,400	$(112,467)	$1,926,713

*	Commencement of operations

See accompanying notes to financial statements.

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SPDR INDEX SHARES FUNDS
STATEMENTS OF CHANGES IN NET ASSETS (continued)

					SPDR S&P World
	SPDR S&P Emerging Latin America ETF		SPDR S&P Emerging Middle East & Africa ETF		ex-US ETF		SPDR S&P International Small Cap ETF		SPDR Dow Jones International Real Estate ETF
	Six Months Ended		Six Months Ended		Six Months Ended		Six Months Ended		Six Months Ended
	3/31/12	Year Ended	3/31/12	Year Ended	3/31/12	Year Ended	3/31/12	Year Ended	3/31/12	Year Ended
	(Unaudited)	9/30/11	(Unaudited)	9/30/11	(Unaudited)	9/30/11	(Unaudited)	9/30/11	(Unaudited)	9/30/11

INCREASE IN NET ASSETS FROM OPERATIONS:
Net investment income (loss)	$1,501,837	$5,055,046	$1,931,297	$3,777,880	$1,654,455	$3,817,629	$6,084,353	$18,470,279	$36,037,531	$73,410,429
Net realized gain (loss) on investments and foreign currency transactions	(2,525,347)	4,810,272	(973,097)	8,043,294	1,819,158	724,421	(9,940,230)	28,772,713	(7,721,346)	(121,700,778)
Net change in unrealized appreciation (depreciation) on investments and foreign currency transactions	29,216,944	(49,927,722)	15,736,934	(27,104,556)	16,045,680	(18,186,639)	94,443,350	(114,471,355)	270,014,016	(173,966,964)

Net increase (decrease) in net assets resulting from operations	28,193,434	(40,062,404)	16,695,134	(15,283,382)	19,519,293	(13,644,589)	90,587,473	(67,228,363)	298,330,201	(222,257,313)

Net equalization credits and charges	—	—	—	—	—	—	—	—	73,723,637	(46,680,728)

DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net investment income	(2,206,550)	(4,376,380)	(2,932,318)	(3,403,851)	(1,696,036)	(3,469,047)	(12,563,555)	(17,128,845)	(45,217,907)	(143,046,493)
Net realized gains	—	—	—	—	—	—	(5,368,799)	—	—	—

Total distributions to shareholders	(2,206,550)	(4,376,380)	(2,932,318)	(3,403,851)	(1,696,036)	(3,469,047)	(17,932,354)	(17,128,845)	(45,217,907)	(143,046,493)

FROM BENEFICIAL INTEREST TRANSACTIONS:
Proceeds from sale of shares sold	15,730,531	60,807,488	—	37,950,689	36,778,050	30,339,642	—	258,796,089	500,019,731	1,072,202,027
Cost of shares redeemed	(13,375,152)	(105,731,416)	(19,838,968)	(56,518,124)	(9,044,674)	—	(61,322,230)	(67,096,242)	(86,027,324)	(25,085,031)
Net income equalization (Note 2)	—	—	—	—	—	—	—	—	(73,723,637)	46,680,728
Other capital (Note 4)	—	—	—	—	—	—	13,909	—	—	—

Net increase (decrease) in net assets from beneficial interest transactions	2,355,379	(44,923,928)	(19,838,968)	(18,567,435)	27,733,376	30,339,642	(61,308,321)	191,699,847	340,268,770	1,093,797,724

Net increase (decrease) in net assets during the period	28,342,263	(89,362,712)	(6,076,152)	(37,254,668)	45,556,633	13,226,006	11,346,798	107,342,639	667,104,701	681,813,190
Net assets at beginning of period	121,831,532	211,194,244	105,409,656	142,664,324	119,679,116	106,453,110	729,906,589	622,563,950	1,996,074,400	1,314,261,210

NET ASSETS END OF PERIOD (1)	$150,173,795	$121,831,532	$99,333,504	$105,409,656	$165,235,749	$119,679,116	$741,253,387	$729,906,589	$2,663,179,101	$1,996,074,400

SHARES OF BENEFICIAL INTEREST:
Shares sold	200,000	700,000	—	500,000	1,600,000	1,200,000	—	8,600,000	14,300,000	27,500,000
Shares redeemed	(200,000)	(1,300,000)	(300,000)	(800,000)	(400,000)	—	(2,400,000)	(2,600,000)	(2,700,000)	(700,000)

Net increase (decrease)	—	(600,000)	(300,000)	(300,000)	1,200,000	1,200,000	(2,400,000)	6,000,000	11,600,000	26,800,000

(1) Including undistributed (distribution in excess of) net investment income	$54,796	$759,509	$810,780	$1,811,801	$963,596	$1,005,177	$2,652,075	$9,131,277	$(68,253,259)	$(59,072,883)

See accompanying notes to financial statements.

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SPDR INDEX SHARES FUNDS
STATEMENTS OF CHANGES IN NET ASSETS (continued)

					SPDR MSCI ACWI
	SPDR FTSE/Macquarie Global Infrastructure 100 ETF		SPDR S&P Global Natural Resources ETF		ex-US ETF		SPDR MSCI ACWI IMI ETF	SPDR MSCI EM 50 ETF	SPDR Russell/Nomura PRIME Japan ETF
	Six Months Ended		Six Months Ended		Six Months Ended		For the Period	For the Period	Six Months Ended
	3/31/12	Year Ended	3/31/12	Year Ended	3/31/12	Year Ended	2/27/12*-	2/27/12*-	3/31/12	Year Ended
	(Unaudited)	9/30/11	(Unaudited)	9/30/11	(Unaudited)	9/30/11	3/31/12	3/31/12	(Unaudited)	9/30/11

INCREASE IN NET ASSETS FROM OPERATIONS:
Net investment income (loss)	$523,727	$1,926,810	$1,499,305	$2,416,667	$4,780,519	$12,368,479	$15,330	$8,901	$137,658	$262,079
Net realized gain (loss) on investments and foreign currency transactions	(2,225,535)	(4,259,672)	56,144	(4,671,549)	15,194,851	5,571,341	(2,922)	(2,028)	(132,753)	(1,813,273)
Net change in unrealized appreciation (depreciation) on investments and foreign currency transactions	3,933,072	2,760,065	23,072,846	(43,165,075)	43,988,071	(64,801,294)	27,184	(78,331)	874,650	1,718,131

Net increase (decrease) in net assets resulting from operations	2,231,264	427,203	24,628,295	(45,419,957)	63,963,441	(46,861,474)	39,592	(71,458)	879,555	166,937

DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net investment income	(775,099)	(1,879,120)	(1,519,560)	(1,451,147)	(5,380,815)	(11,384,970)	—	—	(159,285)	(251,121)

FROM BENEFICIAL INTEREST TRANSACTIONS:
Proceeds from sale of shares sold	—	—	95,819,923	202,332,715	168,987,318	54,280,141	5,000,000	5,000,000	—	7,648,028
Cost of shares redeemed	—	(16,689,880)	(27,984,654)	—	(119,585,449)	(26,229,672)	—	—	—	(7,836,631)

Net increase (decrease) in net assets from beneficial interest transactions	—	(16,689,880)	67,835,269	202,332,715	49,401,869	28,050,469	5,000,000	5,000,000	—	(188,603)

Net increase (decrease) in net assets during the period	1,456,165	(18,141,797)	90,944,004	155,461,611	107,984,495	(30,195,975)	5,039,592	4,928,542	720,270	(272,787)
Net assets at beginning of period	35,044,504	53,186,301	163,076,277	7,614,666	363,713,032	393,909,007	—	—	14,846,480	15,119,267

NET ASSETS END OF PERIOD (1)	$36,500,669	$35,044,504	$254,020,281	$163,076,277	$471,697,527	$363,713,032	$5,039,592	$4,928,542	$15,566,750	$14,846,480

SHARES OF BENEFICIAL INTEREST:
Shares sold	—	—	1,850,000	3,400,000	5,800,000	1,600,000	100,000	100,000	—	200,000
Shares redeemed	—	(400,000)	(550,000)	—	(4,000,000)	(800,000)	—	—	—	(200,000)

Net increase (decrease)	—	(400,000)	1,300,000	3,400,000	1,800,000	800,000	100,000	100,000	—	—

(1) Including undistributed (distribution in excess of) net investment income	$221,252	$472,624	$946,104	$966,359	$2,784,992	$3,385,288	$15,330	$8,901	$113,358	$134,985

*	Commencement of operations

See accompanying notes to financial statements.

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SPDR INDEX SHARES FUNDS
STATEMENTS OF CHANGES IN NET ASSETS (continued)

	SPDR Russell/Nomura Small Cap Japan ETF		SPDR S&P International Dividend ETF		SPDR S&P International Mid Cap ETF		SPDR S&P Emerging Markets Small Cap ETF		SPDR Dow Jones Global Real Estate ETF
	Six Months Ended		Six Months Ended		Six Months Ended		Six Months Ended		Six Months Ended
	3/31/12	Year Ended	3/31/12	Year Ended	3/31/12	Year Ended	3/31/12	Year Ended	3/31/12	Year Ended
	(Unaudited)	9/30/11	(Unaudited)	9/30/11	(Unaudited)	9/30/11	(Unaudited)	9/30/11	(Unaudited)	9/30/11

INCREASE IN NET ASSETS FROM OPERATIONS:
Net investment income (loss)	$876,221	$1,551,253	$12,048,796	$26,924,639	$370,513	$1,015,808	$2,284,511	$16,894,898	$5,688,658	$7,425,660
Net realized gain (loss) on investments and foreign currency transactions	1,486,223	6,010,909	(24,314,763)	10,520,450	(165,106)	1,519,924	(49,911,301)	48,301,233	(833,808)	3,593,571
Net change in unrealized appreciation (depreciation) on investments and foreign currency transactions	(210,437)	4,584,832	80,521,052	(127,405,024)	4,643,348	(5,335,204)	175,800,693	(320,393,800)	61,037,205	(36,610,401)

Net increase (decrease) in net assets resulting from operations	2,152,007	12,146,994	68,255,085	(89,959,935)	4,848,755	(2,799,472)	128,173,903	(255,197,669)	65,892,055	(25,591,170)

Net equalization credits and charges	—	—	1,073,357	2,875,839	—	—	—	—	5,597,302	(5,168,955)

DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net investment income	(871,526)	(1,442,652)	(11,488,374)	(29,270,143)	(732,997)	(930,965)	(11,184,280)	(5,451,836)	(4,829,855)	(14,119,218)
Net realized gains	—	—	—	—	(1,065,071)	(610,806)	(27,372,420)	(31,686,300)	—	—

Total distributions to shareholders	(871,526)	(1,442,652)	(11,488,374)	(29,270,143)	(1,798,068)	(1,541,771)	(38,556,700)	(37,138,136)	(4,829,855)	(14,119,218)

FROM BENEFICIAL INTEREST TRANSACTIONS:
Proceeds from sale of shares sold	2,159,742	67,273,565	311,113,916	368,301,694	—	10,605,859	55,331,166	1,110,345,330	86,528,649	183,298,714
Cost of shares redeemed	(6,264,595)	(46,853,190)	—	(25,511,075)	—	—	(121,212,728)	(706,607,973)	—	(10,270,362)
Net income equalization (Note 2)	—	—	(1,073,357)	(2,875,839)	—	—	—	—	(5,597,302)	5,168,955
Other capital (Note 4)	—	—	—	—	—	—	656,730	—	—	—

Net increase (decrease) in net assets from beneficial interest transactions	(4,104,853)	20,420,375	310,040,559	339,914,780	—	10,605,859	(65,224,832)	403,737,357	80,931,347	178,197,307

Net increase (decrease) in net assets during the period	(2,824,372)	31,124,717	367,880,627	223,560,541	3,050,687	6,264,616	24,392,371	111,401,552	147,590,849	133,317,964
Net assets at beginning of period	98,536,502	67,411,785	482,265,786	258,705,245	36,460,599	30,195,983	908,812,217	797,410,665	273,705,638	140,387,674

NET ASSETS END OF PERIOD (1)	$95,712,130	$98,536,502	$850,146,413	$482,265,786	$39,511,286	$36,460,599	$933,204,588	$908,812,217	$421,296,487	$273,705,638

SHARES OF BENEFICIAL INTEREST:
Shares sold	50,000	1,650,000	6,400,000	6,400,000	—	350,000	1,200,000	20,800,000	2,400,000	4,800,000
Shares issued to shareholders from reinvestment of distributions	—	—	—	(500,000)	—	—	—	—	—	—
Shares redeemed	(150,000)	(1,100,000)	—	—	—	—	(3,100,000)	(13,000,000)	—	(300,000)

Net increase (decrease)	(100,000)	550,000	6,400,000	5,900,000	—	350,000	(1,900,000)	7,800,000	2,400,000	4,500,000

(1) Including undistributed (distribution in excess of) net investment income	$787,847	$783,152	$551,271	$(9,151)	$99,158	$461,642	$1,042,695	$9,942,464	$(4,811,849)	$(5,670,652)

See accompanying notes to financial statements.

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SPDR INDEX SHARES FUNDS
STATEMENTS OF CHANGES IN NET ASSETS (continued)

	SPDR S&P International Consumer Discretionary Sector ETF		SPDR S&P International Consumer Staples Sector ETF		SPDR S&P International Energy Sector ETF		SPDR S&P International Financial Sector ETF		SPDR S&P International Health Care Sector ETF
	Six Months Ended		Six Months Ended		Six Months Ended		Six Months Ended		Six Months Ended
	3/31/12	Year Ended	3/31/12	Year Ended	3/31/12	Year Ended	3/31/12	Year Ended	3/31/12	Year Ended
	(Unaudited)	9/30/11	(Unaudited)	9/30/11	(Unaudited)	9/30/11	(Unaudited)	9/30/11	(Unaudited)	9/30/11

INCREASE IN NET ASSETS FROM OPERATIONS:
Net investment income (loss)	$40,209	$309,196	$151,164	$438,066	$169,216	$407,284	$109,444	$240,493	$294,007	$340,942
Net realized gain (loss) on investments and foreign currency transactions	(226,027)	2,066,849	891,994	1,195,030	87,882	265,809	(329,398)	(78,609)	508,847	245,857
Net change in unrealized appreciation (depreciation) on investments and foreign currency transactions	1,322,689	(2,649,430)	1,358,712	(1,863,026)	1,798,074	(1,628,491)	756,376	(1,130,836)	1,042,171	(760,195)

Net increase (decrease) in net assets resulting from operations	1,136,871	(273,385)	2,401,870	(229,930)	2,055,172	(955,398)	536,422	(968,952)	1,845,025	(173,396)

Net equalization credits and charges	(33,071)	(22,669)	(980)	72,660	(7,243)	2,190	(33,865)	(1,810)	(14,091)	24,177

DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net investment income	(56,675)	(293,003)	(132,600)	(500,869)	(185,878)	(385,397)	(106,446)	(269,250)	(269,039)	(335,264)
Net realized gains	(78,055)	—	—	—	—	—	—	—	—	—

Total distributions to shareholders	(134,730)	(293,003)	(132,600)	(500,869)	(185,878)	(385,397)	(106,446)	(269,250)	(269,039)	(335,264)

FROM BENEFICIAL INTEREST TRANSACTIONS:
Proceeds from sale of shares sold	2,850,617	4,477,437	7,759,841	11,345,375	1,346,823	3,928,128	2,662,828	7,324,331	3,191,424	10,955,852
Cost of shares redeemed	(6,370,960)	(11,473,311)	(9,201,334)	(6,275,094)	(3,773,173)	(2,492,025)	(2,938,617)	(7,172,380)	(4,540,288)	(1,550,237)
Net income equalization (Note 2)	33,071	22,669	980	(72,660)	7,243	(2,190)	33,865	1,810	14,091	(24,177)

Net increase (decrease) in net assets from beneficial interest transactions	(3,487,272)	(6,973,205)	(1,440,513)	4,997,621	(2,419,107)	1,433,913	(241,924)	153,761	(1,334,773)	9,381,438

Net increase (decrease) in net assets during the period	(2,518,202)	(7,562,262)	827,777	4,339,482	(557,056)	95,308	154,187	(1,086,251)	227,122	8,896,955
Net assets at beginning of period	11,270,895	18,833,157	19,239,313	14,899,831	12,354,740	12,259,432	7,735,094	8,821,345	19,206,592	10,309,637

NET ASSETS END OF PERIOD (1)	$8,752,693	$11,270,895	$20,067,090	$19,239,313	$11,797,684	$12,354,740	$7,889,281	$7,735,094	$19,433,714	$19,206,592

SHARES OF BENEFICIAL INTEREST:
Shares sold	100,000	150,000	250,000	350,000	50,000	150,000	150,000	400,000	100,000	350,000
Shares redeemed	(250,000)	(400,000)	(300,000)	(200,000)	(150,000)	(100,000)	(200,000)	(350,000)	(150,000)	(50,000)

Net increase (decrease)	(150,000)	(250,000)	(50,000)	150,000	(100,000)	50,000	(50,000)	50,000	(50,000)	300,000

(1) Including undistributed (distribution in excess of) net investment income	$32,145	$48,611	$15,930	$(2,634)	$7,260	$23,922	$22,650	$19,652	$62,115	$37,147

See accompanying notes to financial statements.

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SPDR INDEX SHARES FUNDS
STATEMENTS OF CHANGES IN NET ASSETS (continued)

	SPDR S&P International Industrial Sector ETF		SPDR S&P International Materials Sector ETF		SPDR S&P International Technology Sector ETF		SPDR S&P International Telecommunications Sector ETF		SPDR S&P International Utilities Sector ETF
	Six Months Ended		Six Months Ended		Six Months Ended		Six Months Ended		Six Months Ended
	3/31/12	Year Ended	3/31/12	Year Ended	3/31/12	Year Ended	3/31/12	Year Ended	3/31/12	Year Ended
	(Unaudited)	9/30/11	(Unaudited)	9/30/11	(Unaudited)	9/30/11	(Unaudited)	9/30/11	(Unaudited)	9/30/11

INCREASE IN NET ASSETS FROM OPERATIONS:
Net investment income (loss)	$122,851	$573,956	$81,990	$491,947	$48,038	$312,033	$300,309	$612,496	$147,252	$363,501
Net realized gain (loss) on investments and foreign currency transactions	(1,723,759)	2,663,932	(866,544)	3,972,012	156,245	231,319	42,004	802,984	(75,358)	19,390
Net change in unrealized appreciation (depreciation) on investments and foreign currency transactions	2,992,850	(5,179,445)	2,786,649	(6,910,807)	2,787,916	(2,869,260)	(215,171)	(1,659,782)	29,016	(1,335,523)

Net increase (decrease) in net assets resulting from operations	1,391,942	(1,941,557)	2,002,095	(2,446,848)	2,992,199	(2,325,908)	127,142	(244,302)	100,910	(952,632)

Net equalization credits and charges	(24,490)	(5,760)	2,106	(37,269)	(13,598)	1,865	(15,293)	5,114	18,607	8,510

DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net investment income	(180,460)	(541,188)	(180,059)	(443,679)	(60,871)	(310,694)	(300,113)	(615,543)	(163,223)	(365,549)
Net realized gains	—	—	—	—	(75,801)	(87,145)	—	—	—	—

Total distributions to shareholders	(180,460)	(541,188)	(180,059)	(443,679)	(136,672)	(397,839)	(300,113)	(615,543)	(163,223)	(365,549)

FROM BENEFICIAL INTEREST TRANSACTIONS:
Proceeds from sale of shares sold	14,628,938	15,361,044	—	19,071,659	—	2,688,113	8,166,678	10,005,730	5,168,566	3,697,018
Cost of shares redeemed	(21,842,366)	(10,622,592)	(7,265,996)	(19,165,987)	(6,995,603)	(2,305,481)	(1,151,079)	(12,483,323)	—	(1,039,230)
Net income equalization (Note 2)	24,490	5,760	(2,106)	37,269	13,598	(1,865)	15,293	(5,114)	(18,607)	(8,510)

Net increase (decrease) in net assets from beneficial interest transactions	(7,188,938)	4,744,212	(7,268,102)	(57,059)	(6,982,005)	380,767	7,030,892	(2,482,707)	5,149,959	2,649,278

Net increase (decrease) in net assets during the period	(6,001,946)	2,255,707	(5,443,960)	(2,984,855)	(4,140,076)	(2,341,115)	6,842,628	(3,337,438)	5,106,253	1,339,607
Net assets at beginning of period	20,211,025	17,955,318	19,402,601	22,387,456	18,702,407	21,043,522	12,457,648	15,795,086	9,560,924	8,221,317

NET ASSETS END OF PERIOD (1)	$14,209,079	$20,211,025	$13,958,641	$19,402,601	$14,562,331	$18,702,407	$19,300,276	$12,457,648	$14,667,177	$9,560,924

SHARES OF BENEFICIAL INTEREST:
Shares sold	600,000	550,000	—	650,000	—	100,000	350,000	400,000	300,000	200,000
Shares redeemed	(950,000)	(350,000)	(300,000)	(650,000)	(300,000)	(100,000)	(50,000)	(500,000)	—	(50,000)

Net increase (decrease)	(350,000)	200,000	(300,000)	—	(300,000)	—	300,000	(100,000)	300,000	150,000

(1) Including undistributed (distribution in excess of) net investment income	$43,220	$100,829	$14,760	$112,829	$22,099	$34,932	$(5,317)	$(5,513)	$(966)	$15,005

See accompanying notes to financial statements.

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SPDR INDEX SHARES FUNDS
FINANCIAL HIGHLIGHTS
Selected data for a share outstanding throughout each period

	SPDR STOXX Europe 50 ETF							SPDR EURO STOXX 50 ETF
	Six Months							Six Months
	Ended							Ended
	3/31/12		Year Ended	Year Ended	Year Ended	Year Ended	Year Ended	3/31/12		Year Ended		Year Ended	Year Ended	Year Ended	Year Ended
	(Unaudited)		9/30/11	9/30/10	9/30/09	9/30/08	9/30/07	(Unaudited)		9/30/11		9/30/10	9/30/09	9/30/08	9/30/07

Net asset value, beginning of period	$28.26		$33.39	$35.31	$36.33	$53.69	$44.48	$28.72		$36.90		$41.34	$41.88	$62.12	$49.23

Income (loss) from investment operations:
Net investment income (loss)	0.49	(1)	1.23 (1)	1.02 (1)	1.11 (1)	1.88	1.50	0.22	(1)	1.63	(1)	1.13 (1)	1.21 (1)	2.17	1.40
Net realized and unrealized gain (loss) (2)	3.61		(4.73)	(1.95)	(1.05)	(17.09)	9.22	3.59		(8.23)		(4.47)	(0.65)	(19.32)	12.80

Total from investment operations	4.10		(3.50)	(0.93)	0.06	(15.21)	10.72	3.81		(6.60)		(3.34)	0.56	(17.15)	14.20

Net equalization credits and charges (1)	(0.01)		(0.03)	0.06	(0.01)	(0.12)	(0.03)	0.12		(0.00	)(3)	0.10	0.15	(0.24)	0.35

Distributions to shareholders from:
Net investment income	(0.51)		(1.60)	(1.05)	(1.07)	(1.69)	(1.47)	(0.32)		(1.58)		(1.20)	(1.25)	(1.95)	(1.66)
Net realized gains	—		—	—	—	(0.34)	(0.01)	—		—		—	—	(0.90)	—

Total distributions	(0.51)		(1.60)	(1.05)	(1.07)	(2.03)	(1.48)	(0.32)		(1.58)		(1.20)	(1.25)	(2.85)	(1.66)

Net asset value, end of period	$31.84		$28.26	$33.39	$35.31	$36.33	$53.69	$32.33		$28.72		$36.90	$41.34	$41.88	$62.12

Total return (4)	14.55%		(11.37)%	(2.52)%	0.69%	(29.27)%	24.22%	13.76%		(18.88)%		(7.48)%	2.35%	(29.00)%	29.76%
Net assets, end of period (in 000’s)	$30,259		$29,684	$38,407	$56,514	$76,311	$185,256	$454,331		$116,356		$162,400	$181,922	$224,080	$484,541
Ratio of expenses to average net assets	0.29	%(5)	0.30%	0.31%	0.29%	0.29%	0.30%	0.29	%(5)	0.30%		0.31%	0.29%	0.29%	0.30%
Ratio of net investment income (loss) to average net assets	3.21	%(5)	3.55%	3.05%	3.93%	3.35%	3.16%	1.38	%(5)	4.29%		3.03%	3.67%	3.53%	2.86%
Portfolio turnover rate (6)	3%		7%	9%	11%	14%	9%	2%		7%		8%	12%	14%	11%

(1)	Per share numbers have been calculated using average shares outstanding, which more appropriately presents the per share data for the period.
(2)	Amounts shown in this caption for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period because of the timing of sales and repurchases of Fund shares in relation to fluctuating market values for the Fund.
(3)	Amount is less than $0.005 per share.
(4)	Total return is calculated assuming a purchase of shares at net asset value on the first day and a sale at net asset value on the last day of each period reported. Distributions are assumed, for the purpose of this calculation, to be reinvested at net asset value per share on the respective payment dates of each Fund. Total return for periods of less than one year is not annualized. Broker commission charges are not included in this calculation.
(5)	Annualized.
(6)	Portfolio Turnover rate excludes securities received or delivered from in kind processing of creations or redemptions.

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SPDR INDEX SHARES FUNDS
FINANCIAL HIGHLIGHTS (continued)
Selected data for a share outstanding throughout each period

									SPDR S&P
									Small Cap
									Emerging
									Asia
	SPDR S&P Emerging Asia Pacific ETF								Pacific ETF		SPDR S&P Russia ETF					SPDR S&P China ETF
									For the
	Six Months						For the		Period		Six Months			For the		Six Months							For the
	Ended						Period		1/11/12*-		Ended			Period		Ended							Period
	3/31/12		Year Ended	Year Ended	Year Ended	Year Ended	3/20/07*-		3/31/12		3/31/12		Year Ended	3/10/10*-		3/31/12		Year Ended	Year Ended	Year Ended		Year Ended	3/20/07*-
	(Unaudited)		9/30/11	9/30/10	9/30/09	9/30/08	9/30/07		(Unaudited)		(Unaudited)		9/30/11	9/30/10		(Unaudited)		9/30/11	9/30/10	9/30/09		9/30/08	9/30/07

Net asset value, beginning of period	$66.85		$82.86	$69.33	$54.59	$87.74	$60.50		$40.00		$25.65		$30.01	$30.00		$57.68		$76.14	$66.50	$51.29		$94.34	$52.23

Income (loss) from investment operations:
Net investment income (loss)	(0.01	)(1)	1.52 (1)	1.28 (1)	1.21 (1)	0.90	0.64		(0.02	)(1)	(0.01	)(1)	0.57 (1)	0.20	(1)	(0.08	)(1)	1.31 (1)	1.03 (1)	1.21	(1)	0.75	0.50
Net realized and unrealized gain (loss) (2)	9.71		(13.63)	13.06	13.92	(35.04)	25.50		4.99		5.50		(4.53)	(0.01)		11.50		(18.48)	9.44	14.81		(43.64)	40.90

Total from investment operations	9.70		(12.11)	14.34	15.13	(34.14)	26.14		4.97		5.49		(3.96)	0.19		11.42		(17.17)	10.47	16.02		(42.89)	41.40

Net equalization credits and charges (1)	—		—	—	0.43	2.13	1.10		—		—		—	—		—		—	—	0.53		0.47	0.71

Distributions to shareholders from:
Net investment income	(1.21)		(1.29)	(0.81)	(0.82)	(1.03)	—		—		(0.43)		(0.29)	(0.18)		(0.30)		(1.29)	(0.83)	(1.34)		(0.63)	—
Net realized gains	(0.92)		(2.61)	—	—	(0.11)	—		—		—		(0.11)	—		—		—	—	—		—	—

Total distributions	(2.13)		(3.90)	(0.81)	(0.82)	(1.14)	—		—		(0.43)		(0.40)	(0.18)		(0.30)		(1.29)	(0.83)	(1.34)		(0.63)	—

Net asset value, end of period	$74.42		$66.85	$82.86	$69.33	$54.59	$87.74		$44.97		$30.71		$25.65	$30.01		$68.80		$57.68	$76.14	$66.50		$51.29	$94.34

Total return (3)	14.90%		(15.55)%	20.85%	29.15%	(36.95)%	45.03%		12.46%		21.69%		(13.58)%	0.72%		19.87%		(22.95)%	15.87%	33.06%		(45.26)%	80.64%
Net assets, end of period (in 000’s)	$468,846		$514,755	$712,608	$436,766	$163,780	$61,420		$6,746		$59,875		$43,611	$6,003		$894,422		$617,133	$677,680	$445,539		$123,108	$122,639
Ratio of expenses to average net assets	0.60	%(4)	0.60%	0.60%	0.59%	0.59%	0.63	%(4)	0.78	%(4)	0.59	%(4)	0.59%	0.59	%(4)	0.59	%(4)	0.60%	0.61%	0.59%		0.59%	0.59	%(4)
Ratio of net investment income (loss) to average net assets	(0.02	)%(4)	1.83%	1.74%	2.25%	2.28%	3.33	%(4)	(0.19	)%(4)	(0.06	)%(4)	1.56%	1.25	%(4)	(0.25	)%(4)	1.71%	1.46%	2.22%		1.33%	2.56	%(4)
Portfolio turnover rate (5)	6%		20%	10%	4%	7%	1%		0	%(6)	5%		15%	1%		3%		9%	25%	0	%(6)	4%	0	%(6)

*	Commencement of operations
(1)	Per share numbers have been calculated using average shares outstanding, which more appropriately presents the per share data for the period.
(2)	Amounts shown in this caption for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period because of the timing of sales and repurchases of Fund shares in relation to fluctuating market values for the Fund.
(3)	Total return is calculated assuming a purchase of shares at net asset value on the first day and a sale at net asset value on the last day of each period reported. Distributions are assumed, for the purpose of this calculation, to be reinvested at net asset value per share on the respective payment dates of each Fund. Total return for periods of less than one year is not annualized. Broker commission charges are not included in this calculation.
(4)	Annualized.
(5)	Portfolio Turnover rate excludes securities received or delivered from in kind processing of creations or redemptions.
(6)	Amount shown represents less than 0.5%.

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SPDR INDEX SHARES FUNDS
FINANCIAL HIGHLIGHTS (continued)
Selected data for a share outstanding throughout each period

	SPDR S&P Emerging Markets ETF								SPDR S&P Emerging Markets Dividend ETF				SPDR S&P BRIC 40 ETF
	Six Months						For the		Six Months		For the		Six Months						For the
	Ended						Period		Ended		Period		Ended						Period
	3/31/12		Year Ended	Year Ended	Year Ended	Year Ended	3/20/07*-		3/31/12		2/23/11*-		3/31/12		Year Ended	Year Ended	Year Ended	Year Ended	6/19/07*-
	(Unaudited)		9/30/11	9/30/10	9/30/09	9/30/08	9/30/07		(Unaudited)		9/30/11		(Unaudited)		9/30/11	9/30/10	9/30/09	9/30/08	9/30/07

Net asset value, beginning of period	$57.26		$69.89	$59.00	$51.86	$75.21	$55.63		$43.89		$50.00		$20.92		$25.84	$23.03	$20.29	$30.18	$24.07

Income (loss) from investment operations:
Net investment income (loss)	0.27	(1)	1.36 (1)	1.09 (1)	0.97 (1)	1.32	0.42		0.74	(1)	2.32	(1)	0.06	(1)	0.60 (1)	0.43 (1)	0.42 (1)	0.39	0.07
Net realized and unrealized gain (loss) (2)	10.16		(12.20)	10.73	7.00	(23.44)	18.49		6.49		(6.96)		3.98		(5.00)	2.75	2.97	(10.19)	5.90

Total from investment operations	10.43		(10.84)	11.82	7.97	(22.12)	18.91		7.23		(4.64)		4.04		(4.40)	3.18	3.39	(9.80)	5.97

Net equalization credits and charges (1)	—		—	—	0.60	0.16	0.67		(0.02)		0.43		—		—	—	0.01	0.04	0.14

Other Capital	0.00	(3)	—	—	—	—	—		—		—		0.00	(4)	—	—	—	—	—

Distributions to shareholders from:
Net investment income	(0.84)		(1.15)	(0.93)	(1.43)	(0.65)	—		(0.41)		(1.28)		(0.24)		(0.52)	(0.37)	(0.66)	(0.13)	—
Net realized gains	(0.68)		(0.64)	—	—	(0.74)	—		—		—		—		—	—	—	—	—
Return of capital	—		—	—	—	—	—		—		(0.62)		—		—	—	—	—	—

Total distributions	(1.52)		(1.79)	(0.93)	(1.43)	(1.39)	—		(0.41)		(1.90)		(0.24)		(0.52)	(0.37)	(0.66)	(0.13)	—

Net asset value, end of period	$66.17		$57.26	$69.89	$59.00	$51.86	$75.21		$50.69		$43.89		$24.72		$20.92	$25.84	$23.03	$20.29	$30.18

Total return (5)	18.61%		(16.06)%	20.25%	18.05%	(29.77)%	35.20%		16.51%		(8.73)%		19.47%		(17.49)%	13.98%	18.16%	(32.50)%	25.38%
Net assets, end of period (in 000’s)	$178,654		$154,600	$216,661	$94,395	$36,299	$45,125		$329,507		$54,862		$403,000		$374,453	$459,991	$340,812	$188,734	$156,921
Ratio of expenses to average net assets	0.59	%(6)	0.60%	0.60%	0.59%	0.59%	0.60	%(6)	0.60	%(6)	0.62	%(6)	0.50	%(6)	0.51%	0.52%	0.48%	0.40%	0.40	%(6)
Ratio of expenses to average net assets before waivers	0.59	%(6)	0.60%	0.60%	0.59%	0.59%	0.60	%(6)	0.60	%(6)	0.62	%(6)	0.50	%(6)	0.51%	0.52%	0.50%	0.50%	0.50	%(6)
Ratio of net investment income (loss) to average net assets	0.86	%(6)	1.90%	1.73%	2.18%	1.97%	2.42	%(6)	2.99	%(6)	7.46	%(6)	0.50	%(6)	2.23%	1.78%	2.36%	1.43%	2.31	%(6)
Portfolio turnover rate (7)	5%		4%	15%	1%	11%	0	%(8)	74%		42%		11%		10%	10%	16%	16%	0	%(8)

*	Commencement of operations
(1)	Per share numbers have been calculated using average shares outstanding, which more appropriately presents the per share data for the period.
(2)	Amounts shown in this caption for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period because of the timing of sales and repurchases of Fund shares in relation to fluctuating market values for the Fund.
(3)	State Street reimbursed the Fund $6,929 due to a record keeping error. The impact of the reimbursement is less than $0.005.
(4)	State Street reimbursed the Fund $29,705 due to a record keeping error. The impact of the reimbursement is less than $0.005.
(5)	Total return is calculated assuming a purchase of shares at net asset value on the first day and a sale at net asset value on the last day of each period reported. Distributions are assumed, for the purpose of this calculation, to be reinvested at net asset value per share on the respective payment dates of each Fund. Total return for periods of less than one year is not annualized. Broker commission charges are not included in this calculation.
(6)	Annualized.
(7)	Portfolio Turnover rate excludes securities received or delivered from in kind processing of creations or redemptions.
(8)	Amount shown represents less than 0.5%.

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SPDR INDEX SHARES FUNDS
FINANCIAL HIGHLIGHTS (continued)
Selected data for a share outstanding throughout each period

	SPDR S&P Emerging Europe ETF								SPDR S&P Emerging Latin America ETF
	Six Months						For the		Six Months							For the
	Ended						Period		Ended							Period
	3/31/12		Year Ended	Year Ended	Year Ended	Year Ended	3/20/07*-		3/31/12		Year Ended		Year Ended	Year Ended	Year Ended	3/20/07*-
	(Unaudited)		9/30/11	9/30/10	9/30/09	9/30/08	9/30/07		(Unaudited)		9/30/11		9/30/10	9/30/09	9/30/08	9/30/07

Net asset value, beginning of period	$37.16		$45.55	$39.42	$42.73	$64.57	$54.38		$64.12		$84.48		$69.92	$61.83	$78.49	$57.51

Income (loss) from investment operations:
Net investment income (loss)	(0.04	)(1)	1.02 (1)	0.46 (1)	0.50 (1)	0.46	0.22		0.83	(1)	1.93	(1)(2)	1.57 (1)	1.13 (1)	1.32	0.50
Net realized and unrealized gain (loss) (3)	6.46		(8.73)	6.06	(2.77)	(22.41)	9.18		15.32		(20.76)		14.73	8.12	(17.23)	20.32

Total from investment operations	6.42		(7.71)	6.52	(2.27)	(21.95)	9.40		16.15		(18.83)		16.30	9.25	(15.91)	20.82

Net equalization credits and charges (1)	—		—	—	(0.29)	0.51	0.79		—		—		—	0.37	0.25	0.16

Distributions to shareholders from:
Net investment income	(0.81)		(0.68)	(0.39)	(0.75)	(0.37)	—		(1.23)		(1.53)		(1.74)	(1.53)	(0.95)	—
Net realized gains	—		—	—	—	(0.03)	—		—		—		—	—	(0.05)	—

Total distributions	(0.81)		(0.68)	(0.39)	(0.75)	(0.40)	—		(1.23)		(1.53)		(1.74)	(1.53)	(1.00)	—

Net asset value, end of period	$42.77		$37.16	$45.55	$39.42	$42.73	$64.57		$79.04		$64.12		$84.48	$69.92	$61.83	$78.49

Total return (4)	17.66%		(17.35)%	16.74%	(5.18)%	(33.45)%	18.73%		25.46%		(22.78	)%(2)	23.73%	16.99%	(20.21)%	36.49%
Net assets, end of period (in 000’s)	$102,636		$118,917	$232,325	$137,975	$81,189	$38,741		$150,174		$121,832		$211,194	$132,844	$74,202	$39,244
Ratio of expenses to average net assets	0.60	%(5)	0.61%	0.61%	0.59%	0.60%	0.60	%(5)	0.59	%(5)	0.60%		0.61%	0.60%	0.60%	0.60	%(5)
Ratio of net investment income (loss) to average net assets	(0.20	)%(5)	2.04%	1.07%	1.66%	0.96%	1.53	%(5)	2.24	%(5)	2.27	%(2)	2.05%	2.27%	1.94%	1.98	%(5)
Portfolio turnover rate (6)	2%		10%	21%	45%	19%	3%		3%		12%		23%	17%	7%	2%

*	Commencement of operations
(1)	Per share numbers have been calculated using average shares outstanding, which more appropriately presents the per share data for the period.
(2)	Net investment income per share and the ratio of net investment income to average net assets reflect receipt of special dividends from portfolio holdings. The resulting increase to net investment income amounted to $0.21 per share and 0.24% of average net assets. If the special dividends were not received during the year ended September 30, 2011, the total return would have been (23.11)%.
(3)	Amounts shown in this caption for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period because of the timing of sales and repurchases of Fund shares in relation to fluctuating market values for the Fund.
(4)	Total return is calculated assuming a purchase of shares at net asset value on the first day and a sale at net asset value on the last day of each period reported. Distributions are assumed, for the purpose of this calculation, to be reinvested at net asset value per share on the respective payment dates of each Fund. Total return for periods of less than one year is not annualized. Broker commission charges are not included in this calculation.
(5)	Annualized.
(6)	Portfolio Turnover rate excludes securities received or delivered from in kind processing of creations or redemptions.

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SPDR INDEX SHARES FUNDS
FINANCIAL HIGHLIGHTS (continued)
Selected data for a share outstanding throughout each period

	SPDR S&P Emerging Middle East & Africa ETF								SPDR S&P World ex-US ETF
	Six Months						For the		Six Months						For the
	Ended						Period		Ended						Period
	3/31/12		Year Ended	Year Ended	Year Ended	Year Ended	3/20/07*-		3/31/12		Year Ended	Year Ended	Year Ended	Year Ended	4/20/07*-
	(Unaudited)		9/30/11	9/30/10	9/30/09	9/30/08	9/30/07		(Unaudited)		9/30/11	9/30/10	9/30/09	9/30/08	9/30/07

Net asset value, beginning of period	$62.01		$71.33	$58.74	$54.48	$68.63	$59.25		$21.37		$24.19	$23.58	$23.31	$34.05	$32.57

Income (loss) from investment operations:
Net investment income (loss)	1.24	(1)	1.87 (1)	1.33 (1)	1.36 (1)	1.79 (2)	0.67		0.28	(1)	0.75 (1)	0.56 (1)	0.57 (1)	0.61	0.41
Net realized and unrealized gain (loss) (3)	9.53		(9.65)	12.51	5.97	(15.86)	8.49		2.94		(2.89)	0.56	(0.22)	(11.31)	1.07

Total from investment operations	10.77		(7.78)	13.84	7.33	(14.07)	9.16		3.22		(2.14)	1.12	0.35	(10.70)	1.48

Net equalization credits and charges (1)	—		—	—	(0.51)	1.04	0.22		—		—	—	0.56	0.62	—

Distributions to shareholders from:
Net investment income	(1.83)		(1.54)	(1.25)	(2.56)	(1.02)	—		(0.29)		(0.68)	(0.51)	(0.64)	(0.57)	—
Net realized gains	—		—	—	—	(0.10)	—		—		—	—	—	(0.09)	—

Total distributions	(1.83)		(1.54)	(1.25)	(2.56)	(1.12)	—		(0.29)		(0.68)	(0.51)	(0.64)	(0.66)	—

Net asset value, end of period	$70.95		$62.01	$71.33	$58.74	$54.48	$68.63		$24.30		$21.37	$24.19	$23.58	$23.31	$34.05

Total return (4)	17.80%		(11.32)%	23.91%	14.04%	(19.37)%	15.84%		15.24%		(9.32)%	4.99%	4.68%	(30.13)%	4.56%
Net assets, end of period (in 000’s)	$99,334		$105,410	$142,664	$129,232	$152,538	$27,452		$165,236		$119,679	$106,453	$84,886	$27,973	$13,621
Ratio of expenses to average net assets	0.59	%(5)	0.60%	0.60%	0.59%	0.59%	0.59	%(5)	0.34	%(5)	0.35%	0.35%	0.34%	0.35%	0.35	%(5)
Ratio of net investment income (loss) to average net assets	3.74	%(5)	2.55%	2.12%	2.98%	3.88%	2.65	%(5)	2.41	%(5)	2.94%	2.44%	3.02%	3.36%	2.89	%(5)
Portfolio turnover rate (6)	2%		4%	27%	12%	7%	1%		1%		2%	7%	12%	4%	0	%(7)

*	Commencement of operations
(1)	Per share numbers have been calculated using average shares outstanding, which more appropriately presents the per share data for the period.
(2)	Net investment income per share reflects receipt of a special one time dividend from a portfolio holding. The effect of this dividend amounted to $0.38 per share.
(3)	Amounts shown in this caption for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period because of the timing of sales and repurchases of Fund shares in relation to fluctuating market values for the Fund.
(4)	Total return is calculated assuming a purchase of shares at net asset value on the first day and a sale at net asset value on the last day of each period reported. Distributions are assumed, for the purpose of this calculation, to be reinvested at net asset value per share on the respective payment dates of each Fund. Total return for periods of less than one year is not annualized. Broker commission charges are not included in this calculation.
(5)	Annualized.
(6)	Portfolio Turnover rate excludes securities received or delivered from in kind processing of creations or redemptions.
(7)	Amount shown represents less than 0.5%.

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SPDR INDEX SHARES FUNDS
FINANCIAL HIGHLIGHTS (continued)
Selected data for a share outstanding throughout each period

	SPDR S&P International Small Cap ETF								SPDR Dow Jones International Real Estate ETF
	Six Months						For the		Six Months						For the
	Ended						Period		Ended						Period
	3/31/12		Year Ended	Year Ended	Year Ended	Year Ended	4/20/07*-		3/31/12		Year Ended	Year Ended	Year Ended	Year Ended	12/15/06*-
	(Unaudited)		9/30/11	9/30/10	9/30/09	9/30/08	9/30/07		(Unaudited)		9/30/11	9/30/10	9/30/09	9/30/08	9/30/07

Net asset value, beginning of period	$25.79		$27.92	$25.45	$23.71	$36.71	$35.59		$32.70		$38.39	$35.53	$37.86	$63.83	$60.28

Income (loss) from investment operations:
Net investment income (loss)	0.23	(1)	0.64 (1)	0.46 (1)	0.44 (1)	0.51	0.17		0.55	(1)	1.57 (1)	1.34 (1)	1.34 (1)	1.80	1.20
Net realized and unrealized gain (loss) (2)	3.28		(2.14)	2.42	1.74	(13.04)	0.70		2.96		(3.82)	2.84	(2.38)	(26.03)	3.33

Total from investment operations	3.51		(1.50)	2.88	2.18	(12.53)	0.87		3.51		(2.25)	4.18	(1.04)	(24.23)	4.53

Net equalization credits and charges (1)	—		—	—	0.12	0.35	0.25		1.13		0.09	(0.01)	0.05	0.06	0.36

Other Capital	0.00	(3)	—	—	—	—	—		—		—	—	—	—	—

Distributions to shareholders from:
Net investment income	(0.48)		(0.63)	(0.41)	(0.56)	(0.30)	—		(0.67)		(3.53)	(1.31)	(1.34)	(1.80)	(1.34)
Net realized gains	(0.20)		—	—	—	(0.52)	—		—		—	—	—	—	—

Total distributions	(0.68)		(0.63)	(0.41)	(0.56)	(0.82)	—		(0.67)		(3.53)	(1.31)	(1.34)	(1.80)	(1.34)

Net asset value, end of period	$28.62		$25.79	$27.92	$25.45	$23.71	$36.71		$36.67		$32.70	$38.39	$35.53	$37.86	$63.83

Total return (4)	14.04%		(5.72)%	11.54%	10.45%	(33.83)%	3.14%		14.39%		(6.76)%	12.15%	(1.52)%	(38.38)%	8.09%
Net assets, end of period (in 000’s)	$741,253		$729,907	$622,564	$509,033	$331,890	$110,116		$2,663,179		$1,996,074	$1,314,261	$939,265	$811,118	$1,111,226
Ratio of expenses to average net assets	0.59	%(5)	0.61%	0.60%	0.59%	0.59%	0.59	%(5)	0.59	%(5)	0.61%	0.60%	0.59%	0.59%	0.60	%(5)
Ratio of net investment income (loss) to average net assets	1.71	%(5)	2.12%	1.81%	2.27%	2.38%	1.89	%(5)	3.23	%(5)	4.05%	3.86%	4.85%	3.43%	3.01	%(5)
Portfolio turnover rate (6)	0	%(7)	22%	17%	21%	46%	2%		4%		10%	7%	23%	8%	16%

*	Commencement of operations
(1)	Per share numbers have been calculated using average shares outstanding, which more appropriately presents the per share data for the period.
(2)	Amounts shown in this caption for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period because of the timing of sales and repurchases of Fund shares in relation to fluctuating market values for the Fund.
(3)	State Street reimbursed the Fund $13,909 due to a record keeping error. The impact of the reimbursement is less than $0.005.
(4)	Total return is calculated assuming a purchase of shares at net asset value on the first day and a sale at net asset value on the last day of each period reported. Distributions are assumed, for the purpose of this calculation, to be reinvested at net asset value per share on the respective payment dates of each Fund. Total return for periods of less than one year is not annualized. Broker commission charges are not included in this calculation.
(5)	Annualized.
(6)	Portfolio Turnover rate excludes securities received or delivered from in kind processing of creations or redemptions.
(7)	Amount shown represents less than 0.5%.

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SPDR INDEX SHARES FUNDS
FINANCIAL HIGHLIGHTS (continued)
Selected data for a share outstanding throughout each period

	SPDR FTSE/Macquarie Global Infrastructure 100 ETF								SPDR S&P Global Natural Resources ETF					SPDR MSCI ACWI ex-US ETF
	Six Months						For the		Six Months			For the		Six Months						For the
	Ended						Period		Ended			Period		Ended						Period
	3/31/12		Year Ended	Year Ended	Year Ended	Year Ended	1/25/07*-		3/31/12		Year Ended	9/13/10*-		3/31/12		Year Ended	Year Ended	Year Ended	Year Ended	1/10/07*-
	(Unaudited)		9/30/11	9/30/10	9/30/09	9/30/08	9/30/07		(Unaudited)		9/30/11	9/30/10		(Unaudited)		9/30/11	9/30/10	9/30/09	9/30/08	9/30/07

Net asset value, beginning of period	$38.94		$40.91	$41.94	$47.03	$57.68	$50.41		$45.94		$50.76	$50.00		$27.55		$31.77	$30.38	$29.39	$42.56	$35.60

Income (loss) from investment operations:
Net investment income (loss)	0.58	(1)	1.71 (1)	1.47 (1)	1.57 (1)	1.53 (2)	0.59		0.38	(1)	1.23 (1)	0.03	(1)	0.31	(1)	0.95 (1)	0.73 (1)	0.71 (1)	0.82	0.44
Net realized and unrealized gain (loss) (3)	1.90		(2.03)	(0.88)	(4.35)	(11.64)	6.11		6.51		(5.44)	0.73		3.89		(4.28)	1.35	1.14	(13.76)	6.12

Total from investment operations	2.48		(0.32)	0.59	(2.78)	(10.11)	6.70		6.89		(4.21)	0.76		4.20		(3.33)	2.08	1.85	(12.94)	6.56

Net equalization credits and charges (1)	—		—	—	0.07	0.60	0.57		—		—	—		—		—	—	0.08	0.60	0.40

Distributions to shareholders from:
Net investment income	(0.86)		(1.65)	(1.62)	(2.38)	(0.94)	—		(0.45)		(0.61)	—		(0.30)		(0.89)	(0.69)	(0.94)	(0.77)	—
Net realized gains	—		—	—	—	(0.20)	—		—		—	—		—		—	—	—	(0.06)	—

Total distributions	(0.86)		(1.65)	(1.62)	(2.38)	(1.14)	—		(0.45)		(0.61)	—		(0.30)		(0.89)	(0.69)	(0.94)	(0.83)	—

Net asset value, end of period	$40.56		$38.94	$40.91	$41.94	$47.03	$57.68		$52.38		$45.94	$50.76		$31.45		$27.55	$31.77	$30.38	$29.39	$42.56

Total return (4)	6.41%		(1.04)%	1.63%	(5.40)%	(16.93)%	14.43%		15.08%		(8.56)%	1.52%		15.36%		(10.99)%	7.13%	7.41%	(29.53)%	19.55%
Net assets, end of period (in 000’s)	$36,501		$35,045	$53,186	$67,099	$79,944	$46,142		$254,020		$163,076	$7,615		$471,698		$363,713	$393,909	$309,901	$258,639	$127,691
Ratio of expenses to average net assets	0.59	%(5)	0.60%	0.61%	0.59%	0.59%	0.59	%(5)	0.40	%(5)	0.40%	0.38	%(5)	0.34	%(5)	0.35%	0.35%	0.34%	0.34%	0.35	%(5)
Ratio of net investment income (loss) to average net assets	2.93	%(5)	4.07%	3.63%	4.16%	3.49%	2.50	%(5)	1.48	%(5)	2.13%	1.10	%(5)	2.11	%(5)	2.85%	2.43%	2.98%	3.00%	2.78	%(5)
Portfolio turnover rate (6)	4%		6%	6%	10%	7%	6%		5%		32%	0	%(7)	5%		4%	3%	15%	5%	1%

*	Commencement of operations
(1)	Per share numbers have been calculated using average shares outstanding, which more appropriately presents the per share data for the period.
(2)	Net investment income per share reflects receipt of a special one time dividend from a portfolio holding. The effect of this dividend amounted to $0.44 per share.
(3)	Amounts shown in this caption for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period because of the timing of sales and repurchases of Fund shares in relation to fluctuating market values for the Fund.
(4)	Total return is calculated assuming a purchase of shares at net asset value on the first day and a sale at net asset value on the last day of each period reported. Distributions are assumed, for the purpose of this calculation, to be reinvested at net asset value per share on the respective payment dates of each Fund. Total return for periods of less than one year is not annualized. Broker commission charges are not included in this calculation.
(5)	Annualized.
(6)	Portfolio Turnover rate excludes securities received or delivered from in kind processing of creations or redemptions.
(7)	Amount shown represents less than 0.5%.

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SPDR INDEX SHARES FUNDS
FINANCIAL HIGHLIGHTS (continued)
Selected data for a share outstanding throughout each period

	SPDR		SPDR
	MSCI		MSCI EM
	ACWI IMI ETF		50 ETF		SPDR Russell/Nomura PRIME Japan ETF
	For the		For the
	Period		Period		Six Months						For the
	2/27/12*-		2/27/12*-		Ended						Period
	3/31/12		3/31/12		3/31/12		Year Ended	Year Ended	Year Ended	Year Ended	11/9/06*-
	(Unaudited)		(Unaudited)		(Unaudited)		9/30/11	9/30/10	9/30/09	9/30/08	9/30/07

Net asset value, beginning of period	$50.00		$50.00		$37.12		$37.80	$38.41	$39.64	$55.91	$52.65

Income (loss) from investment operations:
Net investment income (loss)	0.15	(1)	0.09	(1)	0.34	(1)	0.85 (1)	0.50 (1)	0.46 (1)	1.95	0.42
Net realized and unrealized gain (loss) (2)	0.25		(0.80)		1.86		(0.56)	(0.58)	(0.64)	(15.75)	2.84

Total from investment operations	0.40		(0.71)		2.20		0.29	(0.08)	(0.18)	(13.80)	3.26

Net equalization credits and charges (1)	—		—		—		—	—	0.29	(0.62)	—

Distributions to shareholders from:
Net investment income	—		—		(0.40)		(0.97)	(0.53)	(1.34)	(1.69)	(0.00	)(3)
Net realized gains	—		—		—		—	—	—	(0.16)	—

Total distributions	—		—		(0.40)		(0.97)	(0.53)	(1.34)	(1.85)	—

Net asset value, end of period	$50.40		$49.29		$38.92		$37.12	$37.80	$38.41	$39.64	$55.91

Total return (4)	0.79%		(1.43)%		6.06%		0.56%	(0.14)%	0.58%	(26.48)%	6.19%
Net assets, end of period (in 000’s)	$5,040		$4,929		$15,567		$14,846	$15,119	$15,363	$23,786	$268,392
Ratio of expenses to average net assets	0.25	%(5)	0.50	%(5)	0.50	%(5)	0.51%	0.51%	0.50%	0.50%	0.51	%(5)
Ratio of net investment income (loss) to average net assets	3.39	%(5)	1.97	%(5)	1.88	%(5)	2.16%	1.34%	1.32%	0.52%	0.97	%(5)
Portfolio turnover rate (6)	0	%(7)	1%		2%		3%	3%	6%	3%	0	%(7)

*	Commencement of operations
(1)	Per share numbers have been calculated using average shares outstanding, which more appropriately presents the per share data for the period.
(2)	Amounts shown in this caption for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period because of the timing of sales and repurchases of Fund shares in relation to fluctuating market values for the Fund.
(3)	Amount is less than $0.005 per share.
(4)	Total return is calculated assuming a purchase of shares at net asset value on the first day and a sale at net asset value on the last day of each period reported. Distributions are assumed, for the purpose of this calculation, to be reinvested at net asset value per share on the respective payment dates of each Fund. Total return for periods of less than one year is not annualized. Broker commission charges are not included in this calculation.
(5)	Annualized.
(6)	Portfolio Turnover rate excludes securities received or delivered from in kind processing of creations or redemptions.
(7)	Amount shown represents less than 0.5%.

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SPDR INDEX SHARES FUNDS
FINANCIAL HIGHLIGHTS (continued)
Selected data for a share outstanding throughout each period

	SPDR Russell/Nomura Small Cap Japan ETF								SPDR S&P International Dividend ETF							SPDR S&P International Mid Cap ETF
	Six Months						For the		Six Months					For the		Six Months					For the
	Ended						Period		Ended					Period		Ended					Period
	3/31/12		Year Ended	Year Ended	Year Ended	Year Ended	11/9/06*-		3/31/12		Year Ended	Year Ended	Year Ended	2/12/08*-		3/31/12		Year Ended	Year Ended	Year Ended	5/7/08*-
	(Unaudited)		9/30/11	9/30/10	9/30/09	9/30/08	9/30/07		(Unaudited)		9/30/11	9/30/10	9/30/09	9/30/08		(Unaudited)		9/30/11	9/30/10	9/30/09	9/30/08

Net asset value, beginning of period	$43.79		$39.65	$40.51	$35.84	$48.31	$48.70		$45.07		$53.88	$52.49	$48.17	$70.76		$26.04		$28.76	$27.14	$26.04	$35.46

Income (loss) from investment operations:
Net investment income (loss)	0.41	(1)	0.69 (1)	0.53 (1)	0.60 (1)	0.71	0.53		0.89	(1)	3.48 (1)	2.32 (1)	2.09 (1)	3.56		0.26	(1)	0.76 (1)	0.55 (1)	0.57 (1)	0.32
Net realized and unrealized gain (loss) (2)	0.73		4.12	(0.73)	5.29	(12.49)	(0.77)		4.47		(9.35)	1.26	3.70	(23.17)		3.20		(2.31)	2.31	0.72	(9.74)

Total from investment operations	1.14		4.81	(0.20)	5.89	(11.78)	(0.24)		5.36		(5.87)	3.58	5.79	(19.61)		3.46		(1.55)	2.86	1.29	(9.42)

Net equalization credits and charges (1)	—		—	—	(0.15)	(0.12)	(0.03)		0.08		0.37	0.06	0.40	1.30		—		—	—	0.34	—

Distributions to shareholders from:
Net investment income	(0.41)		(0.67)	(0.66)	(1.07)	(0.57)	(0.12)		(0.80)		(3.31)	(2.25)	(1.87)	(4.28)		(0.52)		(0.70)	(0.50)	(0.53)	—
Net realized gains	—		—	—	—	—	—		—		—	—	—	—		(0.76)		(0.47)	(0.74)	—	—

Total distributions	(0.41)		(0.67)	(0.66)	(1.07)	(0.57)	(0.12)		(0.80)		(3.31)	(2.25)	(1.87)	(4.28)		(1.28)		(1.17)	(1.24)	(0.53)	—

Net asset value, end of period	$44.52		$43.79	$39.65	$40.51	$35.84	$48.31		$49.71		$45.07	$53.88	$52.49	$48.17		$28.22		$26.04	$28.76	$27.14	$26.04

Total return (3)	2.67%		12.17%	(0.41)%	16.35%	(24.85)%	(0.57)%		12.17%		(11.06)%	7.34%	13.86%	(26.93)%		13.99%		(6.00)%	11.11%	6.87%	(26.54)%
Net assets, end of period (in 000’s)	$95,712		$98,537	$67,412	$85,081	$77,057	$137,695		$850,146		$482,266	$258,705	$126,037	$43,369		$39,511		$36,461	$30,196	$21,716	$5,208
Ratio of expenses to average net assets	0.55	%(4)	0.56%	0.56%	0.55%	0.55%	0.56	%(4)	0.45	%(4)	0.46%	0.46%	0.46%	0.48	%(4)	0.45	%(4)	0.46%	0.46%	0.45%	0.45	%(4)
Ratio of net investment income (loss) to average net assets	1.92	%(4)	1.63%	1.37%	1.74%	1.24%	1.26	%(4)	3.67	%(4)	6.24%	4.48%	5.26%	8.77	%(4)	1.98	%(4)	2.49%	2.07%	2.57%	2.22	%(4)
Portfolio turnover rate (5)	20%		10%	24%	25%	22%	2%		72%		142%	131%	148%	71%		2%		32%	31%	45%	19%

*	Commencement of operations
(1)	Per share numbers have been calculated using average shares outstanding, which more appropriately presents the per share data for the period.
(2)	Amounts shown in this caption for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period because of the timing of sales and repurchases of Fund shares in relation to fluctuating market values for the Fund.
(3)	Total return is calculated assuming a purchase of shares at net asset value on the first day and a sale at net asset value on the last day of each period reported. Distributions are assumed, for the purpose of this calculation, to be reinvested at net asset value per share on the respective payment dates of each Fund. Total return for periods of less than one year is not annualized. Broker commission charges are not included in this calculation.
(4)	Annualized.
(5)	Portfolio Turnover rate excludes securities received or delivered from in kind processing of creations or redemptions.

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SPDR INDEX SHARES FUNDS
FINANCIAL HIGHLIGHTS (continued)
Selected data for a share outstanding throughout each period

	SPDR S&P Emerging Markets Small Cap ETF								SPDR Dow Jones Global Real Estate ETF							SPDR S&P International Consumer Discretionary Sector ETF
	Six Months						For the		Six Months					For the		Six Months					For the
	Ended						Period		Ended					Period		Ended					Period
	3/31/12		Year Ended	Year Ended		Year Ended	5/12/08*-		3/31/12		Year Ended	Year Ended	Year Ended	5/7/08*-		3/31/12		Year Ended	Year Ended	Year Ended	7/16/08*-
	(Unaudited)		9/30/11	9/30/10		9/30/09	9/30/08		(Unaudited)		9/30/11	9/30/10	9/30/09	9/30/08		(Unaudited)		9/30/11	9/30/10	9/30/09	9/30/08

Net asset value, beginning of period	$40.57		$54.62	$43.78		$32.69	$52.29		$32.58		$36.00	$31.18	$39.33	$49.87		$25.05		$26.90	$24.12	$22.37	$25.54

Income (loss) from investment operations:
Net investment income (loss)	0.11	(1)	0.99 (1)	1.06	(1)(2)	0.66 (1)	0.16		0.60	(1)	1.16 (1)	1.11 (1)	1.19 (1)	0.56		0.14	(1)	0.47 (1)	0.41 (1)	0.43 (1)	0.12
Net realized and unrealized gain (loss) (3)	6.74		(13.25)	10.65		10.18	(20.81)		5.74		(2.00)	4.88	(8.23)	(10.80)		4.78		(1.79)	2.69	1.77	(3.26)

Total from investment operations	6.85		(12.26)	11.71		10.84	(20.65)		6.34		(0.84)	5.99	(7.04)	(10.24)		4.92		(1.32)	3.10	2.20	(3.14)

Net equalization credits and charges (1)	—		—	—		0.56	1.05		0.59		0.08	0.02	0.31	0.33		(0.12)		(0.03)	0.02	—	—

Other Capital	0.03		—	—		—	—		—		—	—	—	—		—		—	—	—	—

Distributions to shareholders from:
Net investment income	(1.07)		(0.34)	(0.19)		(0.31)	—		(0.50)		(2.66)	(1.19)	(1.42)	(0.63)		(0.28)		(0.50)	(0.34)	(0.45)	(0.03)
Net realized gains	(0.86)		(1.45)	(0.68)		—	—		—		—	—	—	—		(0.39)		—	—	—	—

Total distributions	(1.93)		(1.79)	(0.87)		(0.31)	—		(0.50)		(2.66)	(1.19)	(1.42)	(0.63)		(0.67)		(0.50)	(0.34)	(0.45)	(0.03)

Net asset value, end of period	$45.52		$40.57	$54.62		$43.78	$32.69		$39.01		$32.58	$36.00	$31.18	$39.33		$29.18		$25.05	$26.90	$24.12	$22.37

Total return (4)	17.90%		(23.36)%	27.05%		35.45%	(37.48)%		21.35%		(2.80)%	19.71%	(15.97)%	(19.89)%		19.67%		(5.33)%	13.12%	10.38%	(12.29)%
Net assets, end of period (in 000’s)	$933,205		$908,812	$797,411		$65,674	$9,807		$421,296		$273,706	$140,388	$81,076	$15,731		$8,753		$11,271	$18,833	$4,824	$4,475
Ratio of expenses to average net assets	0.66	%(5)	0.66%	0.66%		0.66%	0.76	%(5)	0.50	%(5)	0.50%	0.51%	0.50%	0.50	%(5)	0.51	%(5)	0.50%	0.51%	0.50%	0.52	%(5)
Ratio of net investment income (loss) to average net assets	0.54	%(5)	1.85%	2.19%		1.93%	3.41	%(5)	3.34	%(5)	3.08%	3.42%	4.84%	3.97	%(5)	1.09	%(5)	1.61%	1.67%	2.22%	1.88	%(5)
Portfolio turnover rate (6)	5%		70%	85%		83%	2%		2%		9%	7%	18%	4%		2%		9%	11%	7%	1%

*	Commencement of operations
(1)	Per share numbers have been calculated using average shares outstanding, which more appropriately presents the per share data for the period.
(2)	Net investment income per share and the ratio of net investment income to average net assets reflect a special one time dividend from a portfolio holding (Patni Computer Systems, Ltd.). The resulting increase to net investment income amounted to $0.07 per share and 0.15% of average net assets.
(3)	Amounts shown in this caption for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period because of the timing of sales and repurchases of Fund shares in relation to fluctuating market values for the Fund.
(4)	Total return is calculated assuming a purchase of shares at net asset value on the first day and a sale at net asset value on the last day of each period reported. Distributions are assumed, for the purpose of this calculation, to be reinvested at net asset value per share on the respective payment dates of each Fund. Total return for periods of less than one year is not annualized. Broker commission charges are not included in this calculation.
(5)	Annualized.
(6)	Portfolio Turnover rate excludes securities received or delivered from in kind processing of creations or redemptions.

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SPDR INDEX SHARES FUNDS
FINANCIAL HIGHLIGHTS (continued)
Selected data for a share outstanding throughout each period

	SPDR S&P International Consumer Staples Sector ETF							SPDR S&P International Energy Sector ETF							SPDR S&P International Financial Sector ETF
	Six Months					For the		Six Months					For the		Six Months					For the
	Ended					Period		Ended					Period		Ended					Period
	3/31/12		Year Ended	Year Ended	Year Ended	7/16/08*-		3/31/12		Year Ended	Year Ended	Year Ended	7/16/08*-		3/31/12		Year Ended	Year Ended	Year Ended	7/16/08*-
	(Unaudited)		9/30/11	9/30/10	9/30/09	9/30/08		(Unaudited)		9/30/11	9/30/10	9/30/09	9/30/08		(Unaudited)		9/30/11	9/30/10	9/30/09	9/30/08

Net asset value, beginning of period	$29.60		$29.80	$26.31	$25.80	$27.47		$22.46		$24.52	$25.48	$25.07	$31.62		$15.47		$19.60	$21.39	$21.48	$24.52

Income (loss) from investment operations:
Net investment income (loss)	0.25	(1)	0.88 (1)	0.69 (1)	0.57 (1)	0.13		0.36	(1)	0.70 (1)	0.65 (1)	0.76 (1)	0.16		0.29	(1)	0.69 (1)	0.55 (1)	0.46 (1)	0.10
Net realized and unrealized gain (loss) (2)	3.82		(0.37)	3.39	0.50	(1.69)		3.83		(2.10)	(1.01)	0.34	(6.57)		2.19		(4.09)	(1.83)	(0.11)	(3.05)

Total from investment operations	4.07		0.51	4.08	1.07	(1.56)		4.19		(1.40)	(0.36)	1.10	(6.41)		2.48		(3.40)	(1.28)	0.35	(2.95)

Net equalization credits and charges (1)	0.00	(3)	0.15	0.04	—	—		(0.02)		0.00 (3)	0.04	0.04	—		(0.09)		(0.01)	0.04	0.01	—

Distributions to shareholders from:
Net investment income	(0.22)		(0.86)	(0.63)	(0.56)	(0.11)		(0.41)		(0.66)	(0.64)	(0.72)	(0.14)		(0.33)		(0.72)	(0.55)	(0.45)	(0.09)
Return of capital	—		—	—	—	—		—		—	—	(0.01)	—		—		—	—	—	—

Total distributions	(0.22)		(0.86)	(0.63)	(0.56)	(0.11)		(0.41)		(0.66)	(0.64)	(0.73)	(0.14)		(0.33)		(0.72)	(0.55)	(0.45)	(0.09)

Net asset value, end of period	$33.45		$29.60	$29.80	$26.31	$25.80		$26.22		$22.46	$24.52	$25.48	$25.07		$17.53		$15.47	$19.60	$21.39	$21.48

Total return (4)	13.77%		2.08%	15.87%	4.48%	(5.70)%		18.60%		(6.14)%	(1.18)%	5.09%	(20.28)%		15.74%		(17.99)%	(5.60)%	2.35%	(12.03)%
Net assets, end of period (in 000’s)	$20,067		$19,239	$14,900	$5,262	$5,160		$11,798		$12,355	$12,259	$6,369	$5,014		$7,889		$7,735	$8,821	$5,348	$4,295
Ratio of expenses to average net assets	0.50	%(5)	0.51%	0.51%	0.50%	0.50	%(5)	0.50	%(5)	0.51%	0.51%	0.50%	0.50	%(5)	0.50	%(5)	0.51%	0.51%	0.50%	0.50	%(5)
Ratio of net investment income (loss) to average net assets	1.60	%(5)	2.81%	2.50%	2.58%	2.17	%(5)	2.76	%(5)	2.55%	2.63%	3.64%	3.03	%(5)	3.54	%(5)	3.47%	2.85%	2.88%	2.03	%(5)
Portfolio turnover rate (6)	2%		2%	5%	8%	9%		2%		4%	11%	6%	1%		1%		4%	6%	25%	0	%(7)

*	Commencement of operations
(1)	Per share numbers have been calculated using average shares outstanding, which more appropriately presents the per share data for the period.
(2)	Amounts shown in this caption for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period because of the timing of sales and repurchases of Fund shares in relation to fluctuating market values for the Fund.
(3)	Amount is less than $0.005 per share.
(4)	Total return is calculated assuming a purchase of shares at net asset value on the first day and a sale at net asset value on the last day of each period reported. Distributions are assumed, for the purpose of this calculation, to be reinvested at net asset value per share on the respective payment dates of each Fund. Total return for periods of less than one year is not annualized. Broker commission charges are not included in this calculation.
(5)	Annualized.
(6)	Portfolio Turnover rate excludes securities received or delivered from in kind processing of creations or redemptions.
(7)	Amount shown represents less than 0.5%.

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SPDR INDEX SHARES FUNDS
FINANCIAL HIGHLIGHTS (continued)
Selected data for a share outstanding throughout each period

	SPDR S&P International Health Care Sector ETF								SPDR S&P International Industrial Sector ETF								SPDR S&P International Materials Sector ETF
	Six Months						For the		Six Months						For the		Six Months					For the
	Ended						Period		Ended						Period		Ended					Period
	3/31/12		Year Ended	Year Ended	Year Ended		7/16/08*-		3/31/12		Year Ended		Year Ended	Year Ended	7/16/08*-		3/31/12		Year Ended	Year Ended	Year Ended	7/16/08*-
	(Unaudited)		9/30/11	9/30/10	9/30/09		9/30/08		(Unaudited)		9/30/11		9/30/10	9/30/09	9/30/08		(Unaudited)		9/30/11	9/30/10	9/30/09	9/30/08

Net asset value, beginning of period	$29.55		$29.46	$28.50	$28.38		$31.23		$22.46		$25.65		$23.26	$22.07	$27.47		$22.83		$26.34	$23.05	$21.54	$31.52

Income (loss) from investment operations:
Net investment income (loss)	0.51	(1)	0.74 (1)	0.64 (1)	0.57	(1)	0.11		0.19	(1)	0.62	(1)	0.41 (1)	0.47 (1)	0.09		0.14	(1)	0.42 (1)	0.32 (1)	0.27 (1)	0.11
Net realized and unrealized gain (loss) (2)	2.81		0.04	0.96	0.11		(2.91)		3.55		(3.23)		2.27	1.25	(5.44)		2.72		(3.51)	3.25	1.41	(10.02)

Total from investment operations	3.32		0.78	1.60	0.68		(2.80)		3.74		(2.61)		2.68	1.72	(5.35)		2.86		(3.09)	3.57	1.68	(9.91)

Net equalization credits and charges (1)	(0.02)		0.05	(0.01)	—		—		(0.04)		(0.01)		0.06	—	—		0.00	(3)	(0.03)	(0.02)	0.15	—

Distributions to shareholders from:
Net investment income	(0.46)		(0.74)	(0.63)	(0.56)		(0.05)		(0.33)		(0.57)		(0.35)	(0.53)	(0.05)		(0.31)		(0.39)	(0.26)	(0.32)	(0.07)

Total distributions	(0.46)		(0.74)	(0.63)	(0.56)		(0.05)		(0.33)		(0.57)		(0.35)	(0.53)	(0.05)		(0.31)		(0.39)	(0.26)	(0.32)	(0.07)

Net asset value, end of period	$32.39		$29.55	$29.46	$28.50		$28.38		$25.83		$22.46		$25.65	$23.26	$22.07		$25.38		$22.83	$26.34	$23.05	$21.54

Total return (4)	11.21%		2.69%	5.71%	2.78%		(8.97)%		16.65%		(10.62)%		11.94%	8.35%	(19.49)%		12.64%		(12.12)%	15.53%	8.87%	(31.44)%
Net assets, end of period (in 000’s)	$19,434		$19,207	$10,310	$5,701		$5,676		$14,209		$20,211		$17,955	$4,653	$4,413		$13,959		$19,403	$22,387	$9,221	$4,309
Ratio of expenses to average net assets	0.50	%(5)	0.50%	0.51%	0.50%		0.50	%(5)	0.50	%(5)	0.50%		0.52%	0.50%	0.50	%(5)	0.50	%(5)	0.51%	0.52%	0.50%	0.50	%(5)
Ratio of net investment income (loss) to average net assets	3.34	%(5)	2.37%	2.25%	2.35%		1.67	%(5)	1.62	%(5)	2.22%		1.74%	2.59%	1.55	%(5)	1.10	%(5)	1.42%	1.31%	1.47%	1.99	%(5)
Portfolio turnover rate (6)	1%		5%	29%	0	%(7)	18%		5%		0	%(7)	20%	3%	0	%(7)	0	%(7)	1%	9%	7%	4%

*	Commencement of operations
(1)	Per share numbers have been calculated using average shares outstanding, which more appropriately presents the per share data for the period.
(2)	Amounts shown in this caption for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period because of the timing of sales and repurchases of Fund shares in relation to fluctuating market values for the Fund.
(3)	Amount is less than $0.005 per share.
(4)	Total return is calculated assuming a purchase of shares at net asset value on the first day and a sale at net asset value on the last day of each period reported. Distributions are assumed, for the purpose of this calculation, to be reinvested at net asset value per share on the respective payment dates of each Fund. Total return for periods of less than one year is not annualized. Broker commission charges are not included in this calculation.
(5)	Annualized.
(6)	Portfolio Turnover rate excludes securities received or delivered from in kind processing of creations or redemptions.
(7)	Amount shown represents less than 0.5%.

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SPDR INDEX SHARES FUNDS
FINANCIAL HIGHLIGHTS (continued)
Selected data for a share outstanding throughout each period

	SPDR S&P International Technology Sector ETF							SPDR S&P International Telecommunications Sector ETF								SPDR S&P International Utilities Sector ETF
	Six Months					For the		Six Months						For the		Six Months						For the
	Ended					Period		Ended						Period		Ended						Period
	3/31/12		Year Ended	Year Ended	Year Ended	7/16/08*-		3/31/12		Year Ended		Year Ended	Year Ended	7/16/08*-		3/31/12		Year Ended		Year Ended	Year Ended	7/16/08*-
	(Unaudited)		9/30/11	9/30/10	9/30/09	9/30/08		(Unaudited)		9/30/11		9/30/10	9/30/09	9/30/08		(Unaudited)		9/30/11		9/30/10	9/30/09	9/30/08

Net asset value, beginning of period	$22.00		$24.76	$24.58	$22.27	$27.77		$22.65		$24.30		$23.58	$22.71	$27.02		$17.38		$20.55		$22.78	$24.95	$29.47

Income (loss) from investment operations:
Net investment income (loss)	0.08	(1)	0.34 (1)	0.29 (1)	0.24 (1)	0.06		0.45	(1)	1.22	(1)(2)	1.05 (1)	0.97 (1)	0.16		0.21	(1)	0.92	(1)(2)	0.82 (1)	0.86 (1)	0.37	(3)
Net realized and unrealized gain (loss) (4)	4.67		(2.68)	0.14	2.32	(5.56)		0.09		(1.54)		0.69	0.86	(4.33)		(0.13)		(3.20)		(2.43)	(2.19)	(4.45)

Total from investment operations	4.75		(2.34)	0.43	2.56	(5.50)		0.54		(0.32)		1.74	1.83	(4.17)		0.08		(2.28)		(1.61)	(1.33)	(4.08)

Net equalization credits and charges (1)	(0.02)		0.00 (5)	0.01	0.01	—		(0.02)		0.01		0.02	0.02	—		0.03		0.02		0.04	—	—

Distributions to shareholders from:
Net investment income	(0.11)		(0.33)	(0.25)	(0.26)	—		(0.46)		(1.34)		(1.04)	(0.98)	(0.14)		(0.23)		(0.91)		(0.66)	(0.81)	(0.44)
Net realized gains	(0.14)		(0.09)	(0.01)	—	—		—		—		—	—	—		—		—		—	(0.03)	—

Total distributions	(0.25)		(0.42)	(0.26)	(0.26)	—		(0.46)		(1.34)		(1.04)	(0.98)	(0.14)		(0.23)		(0.91)		(0.66)	(0.84)	(0.44)

Net asset value, end of period	$26.48		$22.00	$24.76	$24.58	$22.27		$22.71		$22.65		$24.30	$23.58	$22.71		$17.26		$17.38		$20.55	$22.78	$24.95

Total return (6)	21.66%		(9.74)%	1.86%	11.81%	(19.81)%		2.31%		(1.66	)%(2)	8.09%	8.68%	(15.45)%		0.65%		(11.45	)%(2)	(6.71)%	(4.96)%	(13.87)%
Net assets, end of period (in 000’s)	$14,562		$18,702	$21,044	$11,062	$4,454		$19,300		$12,458		$15,795	$9,432	$4,542		$14,667		$9,561		$8,221	$4,557	$4,989
Ratio of expenses to average net assets	0.50	%(7)	0.51%	0.52%	0.51%	0.50	%(7)	0.50	%(7)	0.51%		0.52%	0.50%	0.50	%(7)	0.50	%(7)	0.51%		0.52%	0.50%	0.50	%(7)
Ratio of net investment income (loss) to average net assets	0.65	%(7)	1.27%	1.20%	1.23%	1.04	%(7)	3.97	%(7)	4.84	%(2)	4.62%	4.76%	3.11	%(7)	2.49	%(7)	4.49	%(2)	3.94%	4.23%	6.47	%(7)
Portfolio turnover rate (8)	4%		1%	10%	5%	0	%(9)	0	%(9)	8%		6%	5%	0	%(9)	0	%(9)	2%		5%	7%	1%

*	Commencement of operations
(1)	Per share numbers have been calculated using average shares outstanding, which more appropriately presents the per share data for the period.
(2)	Net investment income per share and the ratio of net investment income to average net assets reflect receipt of special dividends from portfolio holdings. The resulting increase to net investment income amounted to $0.09 per share and 0.34% of average net assets, and $0.08 per share and 0.39% of average net assets, respectively. If the special dividends were not received during the year ended September 30, 2011, the total return would have been (2.00)% and (11.75)%, respectively.
(3)	Net investment income per share reflects receipt of a special one time dividend from a portfolio holding. The effect of this dividend amounted to $0.31 per share.
(4)	Amounts shown in this caption for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period because of the timing of sales and repurchases of Fund shares in relation to fluctuating market values for the Fund.
(5)	Amount is less than $0.005 per share.
(6)	Total return is calculated assuming a purchase of shares at net asset value on the first day and a sale at net asset value on the last day of each period reported. Distributions are assumed, for the purpose of this calculation, to be reinvested at net asset value per share on the respective payment dates of each Fund. Total return for periods of less than one year is not annualized. Broker commission charges are not included in this calculation.
(7)	Annualized.
(8)	Portfolio Turnover rate excludes securities received or delivered from in kind processing of creations or redemptions.
(9)	Amount shown represents less than 0.5%.

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SPDR INDEX SHARES FUNDS
NOTES TO FINANCIAL STATEMENTS
March 31, 2012 (Unaudited)

1.	Organization

SPDR Index Shares Funds (the “Trust”), which is registered under the Investment Company Act of 1940, as amended (“1940 Act”), is an open-end investment management company that was organized as a Massachusetts business trust on February 14, 2002.

As of March 31, 2012, the Trust offered thirty-six (36) portfolios, each of which represents a separate series of beneficial interest in the Trust (each referred to as a “Fund” and collectively the “Funds”). The financial statements herein relate to the following Funds: SPDR STOXX Europe 50 ETF, SPDR EURO STOXX 50 ETF, SPDR S&P Emerging Asia Pacific ETF, SPDR S&P Small Cap Emerging Asia Pacific ETF, SPDR S&P Russia ETF, SPDR S&P China ETF, SPDR S&P Emerging Markets ETF, SPDR S&P Emerging Markets Dividend ETF, SPDR S&P BRIC 40 ETF, SPDR S&P Emerging Europe ETF, SPDR S&P Emerging Latin America ETF, SPDR S&P Emerging Middle East & Africa ETF, SPDR S&P World ex-US ETF, SPDR S&P International Small Cap ETF, SPDR Dow Jones International Real Estate ETF, SPDR FTSE/Macquarie Global Infrastructure 100 ETF, SPDR S&P Global Natural Resources ETF, SPDR MSCI ACWI ex-US ETF, SPDR MSCI ACWI IMI ETF, SPDR MSCI EM 50 ETF, SPDR Russell/Nomura PRIME Japan ETF, SPDR Russell/Nomura Small Cap Japan ETF, SPDR S&P International Dividend ETF, SPDR S&P International Mid Cap ETF, SPDR S&P Emerging Markets Small Cap ETF, SPDR Dow Jones Global Real Estate ETF, SPDR S&P International Consumer Discretionary Sector ETF, SPDR S&P International Consumer Staples Sector ETF, SPDR S&P International Energy Sector ETF, SPDR S&P International Financial Sector ETF, SPDR S&P International Health Care Sector ETF, SPDR S&P International Industrial Sector ETF, SPDR S&P International Materials Sector ETF, SPDR S&P International Technology Sector ETF, SPDR S&P International Telecommunications Sector ETF and SPDR S&P International Utilities Sector ETF.

Under the Trust’s organizational documents, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust. Additionally, in the normal course of business, the Trust enters into contracts with service providers that contain general indemnification clauses. The Trust’s maximum exposure under these arrangements is unknown as this could involve future claims that may be made against the Trust that have not yet occurred. However, based on experience, the Trust expects the risk of loss to be remote.

Each Fund’s investments are exposed to risks, such as market risk. Due to the level of risk associated with certain investments it is at least reasonably possible that changes in the values of investment securities will occur in the near term and that such changes could materially affect the amounts reported in the financial statements.

An investment in a Fund involves risks similar to those of investing in any fund of equity securities, such as market fluctuations caused by such factors as economic and political developments, changes in interest rates and perceived trends in stock prices. The value of each Fund’s shares will decline, more or less, in correlation with any decline in the value of the Fund’s benchmark index. The values of equity securities could decline generally or could underperform other investments. Generally, a Fund will not sell an equity security because the security’s issuer is in financial trouble, unless that security is removed from the Fund’s benchmark index.

2.	Summary of Significant Accounting Policies

The following is a summary of significant accounting policies followed by the Trust in the preparation of its financial statements:

The preparation of financial statements in accordance with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates. These financial statements are presented in United States dollars.

Security Valuation

The value of each Fund’s portfolio securities, including exchange-traded futures contracts, is based on the securities’ last sale price on local markets when available. Investments in open-end investment companies are valued at their net

SPDR INDEX SHARES FUNDS
NOTES TO FINANCIAL STATEMENTS (continued)
March 31, 2012 (Unaudited)

asset value each business day. If a security’s market price is not readily available or does not otherwise accurately reflect the fair value of the security, the security will be valued by another method that the Board of Trustees of the Trust (the “Board”) believes will better reflect fair value in accordance with the Trust’s valuation policies and procedures. The Board has delegated the process of valuing securities for which market quotations are not readily available or do not otherwise accurately reflect the fair value of the security to the Pricing and Investment Committee (the “Committee”). The Committee, subject to oversight by the Board, may use fair value pricing in a variety of circumstances, including but not limited to, situations when trading in a security has been suspended or halted. Accordingly, a Fund’s net asset value may reflect certain portfolio securities’ fair values rather than their market prices. Fair value pricing involves subjective judgments and it is possible that the fair value determination for a security is materially different than the value that could be received on the sale of the security.

The Funds continue to follow the authoritative guidance for fair value measurements and the fair value option for financial assets and financial liabilities. The guidance for the fair value option for financial assets and financial liabilities provides funds the irrevocable option to measure many financial assets and liabilities at fair value with changes in fair value recognized in earnings. The guidance also establishes a hierarchy for inputs used in measuring fair value that maximizes the use of observable inputs and minimizes the use of unobservable inputs by requiring that the most observable inputs be used when available. The guidance establishes three levels of inputs that may be used to measure fair value:

•	Level 1 — quoted prices in active markets for identical investments

•	Level 2 — other significant observable inputs (including, but not limited to, quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 — significant unobservable inputs (including the Funds’ own assumptions in determining the fair value of investments)

Investments that use Level 2 or Level 3 inputs may include, but are not limited to: (i) an unlisted security related to corporate actions; (ii) a restricted security (e.g., one that may not be publicly sold without registration under the Securities Act of 1933, as amended); (iii) a security whose trading has been suspended or which has been de-listed from its primary trading exchange; (iv) a security that is thinly traded; (v) a security in default or bankruptcy proceedings for which there is no current market quotation; (vi) a security affected by currency controls or restrictions; and (vii) a security affected by a significant event (e.g., an event that occurs after the close of the markets on which the security is traded but before the time as of which the Funds’ net assets are computed and that may materially affect the value of the Funds’ investments). Examples of events that may be “significant events” are government actions, natural disasters, armed conflict, acts of terrorism, and significant market fluctuations.

Fair value pricing could result in a difference between the prices used to calculate a Fund’s net asset value and the prices used by the Funds’ benchmark index, which, in turn, could result in a difference between the Fund’s performance and the performance of the Fund’s benchmark index. The inputs or methodology used for valuation are not necessarily an indication of the risks associated with investing in those investments. The type of inputs used to value each security is identified in the breakdown of the Funds’ investments by industry, which appears in the Portfolio Summary.

The following table summarizes the inputs used in valuing the Funds’ investments as of March 31, 2012:

		Level 2 —		Level 3 —
	Level 1 —	Other Significant		Significant
	Quoted	Observable		Unobservable
Fund	Prices	Inputs		Inputs		Total

SPDR STOXX Europe 50 ETF	$30,004,066	$—		$—		$30,004,066
SPDR EURO STOXX 50 ETF	453,801,522	—		—		453,801,522
SPDR S&P Emerging Asia Pacific ETF	499,245,571	—	*	—	**	499,245,571
SPDR S&P Small Cap Emerging Asia Pacific ETF	6,694,196	16,397		—		6,710,593

SPDR INDEX SHARES FUNDS
NOTES TO FINANCIAL STATEMENTS (continued)
March 31, 2012 (Unaudited)

		Level 2 —		Level 3 —
	Level 1 —	Other Significant		Significant
	Quoted	Observable		Unobservable
Fund	Prices	Inputs		Inputs		Total

SPDR S&P Russia ETF	$61,056,236	$—		$—		$61,056,236
SPDR S&P China ETF	1,051,046,836	—	*	—		1,051,046,836
SPDR S&P Emerging Markets ETF	187,677,602	—	*	7,914		187,685,516
SPDR S&P Emerging Markets Dividend ETF	356,062,752	—		—		356,062,752
SPDR S&P BRIC 40 ETF	437,063,072	—		—		437,063,072
SPDR S&P Emerging Europe ETF	105,223,064	—		—		105,223,064
SPDR S&P Emerging Latin America ETF	165,765,515	—		—		165,765,515
SPDR S&P Emerging Middle East & Africa ETF	104,090,200	—		—		104,090,200
SPDR S&P World ex-US ETF	181,535,898	123		—	**	181,536,021
SPDR S&P International Small Cap ETF	827,006,140	7,334		151,103		827,164,577
SPDR Dow Jones International Real Estate ETF	2,735,401,775	15,026		—		2,735,416,801
SPDR FTSE/Macquarie Global Infrastructure 100 ETF	42,340,190	—		—		42,340,190
SPDR S&P Global Natural Resources ETF	275,530,583	—		—	**	275,530,583
SPDR MSCI ACWI ex-US ETF	524,791,091	3,349		—		524,794,440
SPDR MSCI ACWI IMI ETF	4,996,851	—		—		4,996,851
SPDR MSCI EM 50 ETF	4,907,005	—		—		4,907,005
SPDR Russell/Nomura PRIME Japan ETF	19,812,567	—		—		19,812,567
SPDR Russell/Nomura Small Cap Japan ETF	112,133,530	—	*	—		112,133,530
SPDR S&P International Dividend ETF	943,148,142	3,224,690		—		946,372,832
SPDR S&P International Mid Cap ETF	45,925,581	—		—	**	45,925,581
SPDR S&P Emerging Markets Small Cap ETF	967,311,685	1,524,919		—	**	968,836,604
SPDR Dow Jones Global Real Estate ETF	449,410,269	—	*	—		449,410,269
SPDR S&P International Consumer Discretionary Sector ETF	8,726,334	—		—		8,726,334
SPDR S&P International Consumer Staples Sector ETF	19,934,547	—		—		19,934,547
SPDR S&P International Energy Sector ETF	11,763,838	—		—		11,763,838
SPDR S&P International Financial Sector ETF	7,816,600	275		—		7,816,875
SPDR S&P International Health Care Sector ETF	19,121,126	—		—		19,121,126
SPDR S&P International Industrial Sector ETF	14,037,530	—		—		14,037,530
SPDR S&P International Materials Sector ETF	13,838,726	—		1,237		13,839,963
SPDR S&P International Technology Sector ETF	14,533,820	—		—		14,533,820
SPDR S&P International Telecommunications Sector ETF	19,210,536	—		—		19,210,536
SPDR S&P International Utilities Sector ETF	14,716,747	—		—		14,716,747

*	Fund held Level 2 securities that were valued at $0 at March 31, 2012.
**	Fund held Level 3 securities that were valued at $0 at March 31, 2012.

SPDR INDEX SHARES FUNDS
NOTES TO FINANCIAL STATEMENTS (continued)
March 31, 2012 (Unaudited)

		Level 2 —	Level 3 —
	Level 1 —	Other Significant	Significant
	Quoted	Observable	Unobservable
Fund — Other Financial Instruments*	Prices	Inputs	Inputs	Total

SPDR S&P Emerging Markets ETF	$—	$(59,833)	$—	$(59,833)

*	Other Financial Instruments are derivative instruments not reflected in the Schedules of Investments, such as forward foreign currency contracts, which are valued at the unrealized appreciation/depreciation on the instrument.

There were no material transfers between levels for the six months ended March 31, 2012. The transfers that did occur were the result of fair value pricing using significant observable inputs for Level 2 securities and significant unobservable inputs for Level 3 securities.

Investment Income

Dividend income is recorded on the ex-dividend date, except for certain foreign dividends for which the Funds may not record until they receive notice of the dividend which could result in the Funds recording on pay date. Interest income is recorded on the accrual basis. The value of certain additional securities received as dividend payments is recorded as income and as an increase to the cost basis of such securities.

Expenses

Advisory fees and other expenses, which are directly identifiable to a specific Fund, are applied to that Fund. Trustees’ fees and other expenses which cannot be attributed to a specific Fund are allocated in such a manner as deemed equitable, taking into consideration the nature and type of expense and the relative net assets of the Funds.

Equalization

Certain Funds follow the accounting practice known as “Equalization” by which a portion of the proceeds from sales and costs of reacquiring Fund shares, equivalent on a per share basis to the amount of distributable net investment income on the date of the transaction, is credited or charged to undistributed net investment income. As a result, undistributed net investment income per share is unaffected by sales or reacquisition of Fund shares. Amounts related to Equalization can be found on the Statements of Changes.

Effective February 23, 2010, SPDR S&P Emerging Asia Pacific ETF, SPDR S&P Russia ETF, SPDR S&P China ETF, SPDR S&P Emerging Markets ETF, SPDR S&P BRIC 40 ETF, SPDR S&P Emerging Europe ETF, SPDR S&P Emerging Latin America ETF, SPDR S&P Emerging Middle East & Africa ETF, SPDR S&P World ex-US ETF, SPDR S&P International Small Cap ETF, SPDR FTSE/Macquarie Global Infrastructure 100 ETF, SPDR MSCI ACWI ex-US ETF, SPDR Russell/Nomura PRIME Japan ETF, SPDR Russell/Nomura Small Cap Japan ETF, SPDR S&P International Mid Cap ETF and SPDR S&P Emerging Markets Small Cap ETF no longer utilized equalization.

Investment Transactions

Investment transactions are recorded on the trade date. Realized gains and losses from the sale or disposition of securities and foreign exchange transactions are recorded on the identified cost basis. Corporate actions (including cash dividends) are recorded net of foreign tax withholdings on the ex-dividend date.

Foreign Currency Translation and Foreign Investments

The accounting records of the Funds are maintained in U.S. dollars. Portfolio securities and other assets and liabilities denominated in a foreign currency are translated to U.S. dollars at the prevailing rates of exchange at period end. Purchases and sales of securities, income receipts and expense payments are translated into U.S. dollars at the prevailing exchange rate on the respective dates of transactions. The effects of changes in foreign currency exchange rates on portfolio investments are included in the net realized and unrealized gains and losses on investments and

SPDR INDEX SHARES FUNDS
NOTES TO FINANCIAL STATEMENTS (continued)
March 31, 2012 (Unaudited)

foreign currency transactions on the Statements of Operations. Net gains and losses on foreign currency transactions include disposition of foreign currencies, and currency gains and losses between the accrual and receipt dates of portfolio investment income and between the trade and settlement dates of portfolio investment transactions.

Investing in securities of foreign companies and foreign governments involves special risks and considerations not typically associated with investing in U.S. companies and securities of the U.S. government. These risks include revaluation of currencies and the risk of expropriation. Moreover, the markets for securities of many foreign companies and foreign governments may be less liquid and the prices of such securities may be more volatile than those of comparable U.S. companies and the U.S. government.

Some foreign markets in which the Funds invest are considered emerging markets. Investment in these emerging markets subjects a Fund to a greater risk of loss than investments in a developed market. This is due to, among other things, greater market volatility, lower trading volume, political and economic instability, higher levels of inflation, deflation or currency devaluation, greater risk of market shut down, and more governmental limitations on foreign investment policy than those typically found in a developed market.

Futures

SPDR S&P Emerging Asia Pacific ETF and SPDR S&P Emerging Markets ETF used futures contracts during the period to meet each Fund’s objectives. Each Fund employs strategies in differing combinations to permit it to increase, decrease or change the level of exposure to market risk factors. The achievement of any strategy relating to derivatives depends on analysis of various risk factors, and if the strategies for investment do not work as intended, each Fund may not achieve its objectives.

Equity risk relates to change in value of equity securities such as common stocks due to general market conditions, such as real or perceived adverse economic conditions, changes in the general outlook for corporate earnings, or adverse investor sentiment. Equity securities generally have greater price volatility than fixed income securities.

Futures contracts generally provide for the future sale by one party and purchase by another party of a specified commodity at a specified future time and at a specified price. Stock index futures contracts are settled periodically with a payment by one party to the other of a cash amount based on the difference between the level of the stock index specified in the contract from one day to the next. Futures contracts are standardized as to maturity date and underlying instrument and are traded on futures exchanges.

Futures traders are required to make a good faith margin deposit in cash or U.S. government securities with a broker or custodian to initiate and maintain open positions in futures contracts. A margin deposit is intended to assure completion of the contract (delivery or acceptance of the underlying commodity or payment of the cash settlement amount) if it is not terminated prior to the specified delivery date. Brokers may establish deposit requirements which are higher than the exchange minimums. Futures contracts are customarily purchased and sold on margin deposits which may range upward from less than 5% of the value of the contract being traded.

After a futures contract position is opened, the value of the contract is marked to market daily. If the futures contract price changes to the extent that the margin on deposit does not satisfy margin requirements, payment of additional “variation” margin will be required. Conversely, change in the contract value may reduce the required margin, resulting in a repayment of excess margin to the contract holder. Variation margin payments are made to and from the futures broker for as long as the contract remains open. In such case, a Fund would expect to earn interest income on its margin deposits. Closing out an open futures position is done by taking an opposite position (“buying” a contract which has previously been “sold” or “selling” a contract previously “purchased”) in an identical contract to terminate the position. Brokerage commissions are incurred when a futures contract position is opened or closed.

Each Fund may use exchange-traded futures, together with positions in cash and money market instruments, to simulate full investment in its underlying benchmark index. Under such circumstances, the Adviser (as defined in Note 3) may seek to utilize other instruments that it believes to be correlated to the underlying index components or a subset of the components.

SPDR INDEX SHARES FUNDS
NOTES TO FINANCIAL STATEMENTS (continued)
March 31, 2012 (Unaudited)

Certain risks may arise upon entering into futures contracts, including the risk that an illiquid market will limit the Fund’s ability to close out a futures contract prior to the settlement date and that a change in the value of a futures contract may not correlate exactly with the changes in the value of the underlying hedged security, index or currency. Risk of loss may exceed amounts recognized in the Statements of Assets and Liabilities.

A summary of the open future contracts as of March 31, 2012 is included in a table following the Fund’s Schedule of Investments.

The following tables summarize the value of the Fund’s derivative instruments as of March 31, 2012 and the related location in the accompanying Statements of Assets and Liabilities and Statements of Operations, presented by primary underlying risk exposure:

Asset Derivatives
		Interest	Foreign
		Rate	Exchange	Credit	Equity	Commodity	Other
		Contracts	Contracts	Contracts	Contracts	Contracts	Contracts
		Risk	Risk	Risk	Risk	Risk	Risk	Total

SPDR S&P Emerging Markets ETF (a)	Futures Contract	$—	$—	$—	$378,096	$—	$—	$378,096

(a)	Receivable from broker-variation margin on open end Futures Contracts.

		Realized Gain (Loss)
		Interest	Foreign
		Rate	Exchange	Credit	Equity	Commodity	Other
		Contracts	Contracts	Contracts	Contracts	Contracts	Contracts
		Risk	Risk	Risk	Risk	Risk	Risk	Total

SPDR S&P Emerging Asia Pacific ETF (a)	Futures Contract	$—	$—	$—	$249,844	$—	$—	$249,844
SPDR S&P Emerging Markets ETF (a)	Futures Contract	—	—	—	564,111	—	—	564,111

(a)	Net realized gain on Futures.

Change In Appreciation (Depreciation)
		Interest	Foreign
		Rate	Exchange	Credit	Equity	Commodity	Other
		Contracts	Contracts	Contracts	Contracts	Contracts	Contracts
		Risk	Risk	Risk	Risk	Risk	Risk	Total

SPDR S&P Emerging Asia Pacific ETF (a)	Futures Contract	$—	$—	$—	$—	$—	$—	$—
SPDR S&P Emerging Markets ETF (a)	Futures Contract	—	—	—	(191,912)	—	—	(191,912)

(a)	Net change in unrealized appreciation (depreciation) on Futures.

The volume of derivatives held at period end is indicative of the volume held throughout the year.

Federal Income Tax

The Funds have qualified and intend to continue to qualify for and elect treatment as “regulated investment companies” under Subchapter M of the Internal Revenue Code of 1986, as amended. By so qualifying and electing, each Fund will not be subject to federal income taxes to the extent it distributes its taxable income, including any net realized capital gains, for each fiscal year. In addition, by distributing during each calendar year substantially all of their net investment income and capital gains, if any, the Funds will not be subject to federal excise tax. Income and

SPDR INDEX SHARES FUNDS
NOTES TO FINANCIAL STATEMENTS (continued)
March 31, 2012 (Unaudited)

capital gain distributions are determined in accordance with income tax regulations which may differ from U.S. generally accepted accounting principles. These book-tax differences are primarily due to differing treatments for tax equalization, in-kind transactions, foreign currencies, losses deferred due to wash sales and the realization of unrealized gains on investments in passive foreign investment companies.

Additionally, based on the Funds’ understanding of the tax rules and rates related to income, gains and transactions for the foreign jurisdictions in which the applicable Funds invest, the Funds will provide for foreign taxes and, where appropriate, deferred foreign taxes.

Accounting Standards Codification 740, Income Taxes (“ASC 740”) established financial accounting and disclosure requirements for recognition and measurement of tax positions taken, and whether those tax positions are more likely than not to be sustained upon examination by the applicable taxing authority based on the technical merits of the position. The Funds have not recognized any liabilities for unrecognized tax benefits, related to the current year or prior years impacting the NAVs of the Funds. The Funds may be subject to potential examinations by certain taxing authorities for all open tax years (the current and prior years, as applicable). Any potential tax liability is also subject to ongoing interpretation of laws by taxing authorities. The tax treatment of the Funds’ investments may change over time based on factors including, but not limited to new tax laws, regulations, and interpretations thereof.

On December 22, 2010, the Regulated Investment Company Modernization Act of 2010 (the “Act”) was enacted. The Act modernizes several of the federal income and excise tax provisions related to RICs, and, with certain exceptions, is effective for taxable years beginning after December 22, 2010. Among the changes made are changes to the capital loss carryforward rules allowing for capital losses to be carried forward indefinitely. Rules in effect previously limit the carryforward period to eight years. Capital loss carryforwards generated in taxable years beginning after the effective date of the Act must be fully used before capital loss carryforwards generated in taxable years prior to the effective date of the Act; therefore, under certain circumstances, capital loss carryforwards available as of the report date, if any, may expire unused.

For the six months ended March 31, 2012, the following Funds reclassified non-taxable security gains and losses realized on the in-kind redemption of Creation Units (Note 4) as an increase or decrease to paid in capital in the Statements of Assets and Liabilities as follows:

Net Gain (Loss)
Reclassified to
Paid in Capital

SPDR STOXX Europe 50 ETF	$(1,299,474)
SPDR EURO STOXX 50 ETF	251,872
SPDR S&P Emerging Asia Pacific ETF	7,797,333
SPDR S&P Small Cap Emerging Asia Pacific ETF	—
SPDR S&P Russia ETF	667,204
SPDR S&P China ETF	18,067,662
SPDR S&P Emerging Markets ETF	369,677
SPDR S&P Emerging Markets Dividend ETF	—
SPDR S&P BRIC 40 ETF	15,691,145
SPDR S&P Emerging Europe ETF	(6,647,617)
SPDR S&P Emerging Latin America ETF	(1,740,213)
SPDR S&P Emerging Middle East & Africa ETF	1,258,662
SPDR S&P World ex-US ETF	3,234,861
SPDR S&P International Small Cap ETF	2,594,170
SPDR Dow Jones International Real Estate ETF	19,244,178
SPDR FTSE/Macquarie Global Infrastructure 100 ETF	—
SPDR S&P Global Natural Resources ETF	2,175,302

SPDR INDEX SHARES FUNDS
NOTES TO FINANCIAL STATEMENTS (continued)
March 31, 2012 (Unaudited)

Net Gain (Loss)
Reclassified to
Paid in Capital

SPDR MSCI ACWI ex-US ETF	$21,548,197
SPDR MSCI ACWI IMI ETF	—
SPDR MSCI EM 50 ETF	—
SPDR Russell/Nomura PRIME Japan ETF	—
SPDR Russell/Nomura Small Cap Japan ETF	299,262
SPDR S&P International Dividend ETF	—
SPDR S&P International Mid Cap ETF	—
SPDR S&P Emerging Markets Small Cap ETF	(6,616,832)
SPDR Dow Jones Global Real Estate ETF	—
SPDR S&P International Consumer Discretionary Sector ETF	(331,675)
SPDR S&P International Consumer Staples Sector ETF	878,749
SPDR S&P International Energy Sector ETF	173,884
SPDR S&P International Financial Sector ETF	(307,733)
SPDR S&P International Health Care Sector ETF	552,476
SPDR S&P International Industrial Sector ETF	(1,587,542)
SPDR S&P International Materials Sector ETF	(859,219)
SPDR S&P International Technology Sector ETF	233,501
SPDR S&P International Telecommunications Sector ETF	60,319
SPDR S&P International Utilities Sector ETF	—

At September 30, 2011, the Funds had capital loss carryforwards which may be utilized to offset any net realized capital gains expiring September 30:

	2012	2013	2014	2015	2016	2017	2018	2019

SPDR STOXX Europe 50 ETF	$—	$—	$—	$—	$—	$(5,783,115)	$(6,195,941)	$(2,032,222)
SPDR EURO STOXX 50 ETF	—	—	—	—	—	(6,389,360)	(14,945,357)	(8,709,645)
SPDR S&P Emerging Asia Pacific ETF	—	—	—	—	—	—	—	—
SPDR S&P Small Cap Emerging Asia Pacific ETF	—	—	—	—	—	—	—	—
SPDR S&P Russia ETF	—	—	—	—	—	—	—	—
SPDR S&P China ETF	—	—	—	—	—	(2,685,375)	(3,455,043)	(20,718,358)
SPDR S&P Emerging Markets ETF	—	—	—	—	—	—	—	—
SPDR S&P Emerging Markets Dividend ETF	—	—	—	—	—	—	—	—
SPDR S&P BRIC 40 ETF	—	—	—	—	—	(399,946)	(37,661,979)	(9,992,324)
SPDR S&P Emerging Europe ETF	—	—	—	—	—	(5,912,354)	(8,992,073)	(9,348,438)
SPDR S&P Emerging Latin America ETF	—	—	—	—	—	(3,111,522)	(3,011,912)	(2,259,986)
SPDR S&P Emerging Middle East & Africa ETF	—	—	—	—	—	(1,967,866)	(10,818,456)	(1,720,229)
SPDR S&P World ex-US ETF	—	—	—	—	—	—	(2,423,513)	—
SPDR S&P International Small Cap ETF	—	—	—	—	—	—	—	—
SPDR Dow Jones International Real Estate ETF	—	—	—	—	(2,568,760)	(37,378,612)	(162,058,595)	(64,649,806)
SPDR FTSE/Macquarie Global Infrastructure 100 ETF	—	—	—	—	—	(246,762)	(3,044,553)	(1,744,492)
SPDR S&P Global Natural Resources ETF	—	—	—	—	—	—	—	—
SPDR MSCI ACWI ex-US ETF	—	—	—	—	—	(2,856,017)	(36,957,682)	(2,453,209)

SPDR INDEX SHARES FUNDS
NOTES TO FINANCIAL STATEMENTS (continued)
March 31, 2012 (Unaudited)

	2012	2013	2014	2015	2016	2017	2018	2019

SPDR MSCI ACWI IMI ETF	$—	$—	$—	$—	$—	$—	$—	$—
SPDR MSCI EM 50 ETF	—	—	—	—	—	—	—	—
SPDR Russell/Nomura PRIME Japan ETF	—	—	—	—	—	(367,543)	(574,285)	(91,148)
SPDR Russell/Nomura Small Cap Japan ETF	—	—	—	—	—	(1,997,862)	(3,384,327)	(20,536)
SPDR S&P International Dividend ETF	—	—	—	—	—	—	(13,759,514)	—
SPDR S&P International Mid Cap ETF	—	—	—	—	—	—	—	—
SPDR S&P Emerging Markets Small Cap ETF	—	—	—	—	—	—	—	—
SPDR Dow Jones Global Real Estate ETF	—	—	—	—	—	(103,944)	(4,030,131)	(1,089,711)
SPDR S&P International Consumer Discretionary Sector ETF	—	—	—	—	—	—	—	—
SPDR S&P International Consumer Staples Sector ETF	—	—	—	—	—	(7)	(96,735)	(3,931)
SPDR S&P International Energy Sector ETF	—	—	—	—	—	(4,624)	(119,106)	(316,377)
SPDR S&P International Financial Sector ETF	—	—	—	—	—	(39,777)	(563,054)	(43,972)
SPDR S&P International Health Care Sector ETF	—	—	—	—	—	(64,517)	(3,109)	(41,551)
SPDR S&P International Industrial Sector ETF	—	—	—	—	—	(4,087)	(41,800)	(85,376)
SPDR S&P International Materials Sector ETF	—	—	—	—	—	(65,728)	(154,398)	(205,070)
SPDR S&P International Technology Sector ETF	—	—	—	—	—	—	—	(5,746)
SPDR S&P International Telecommunications Sector ETF	—	—	—	—	—	(2,618)	(97,364)	(213,502)
SPDR S&P International Utilities Sector ETF	—	—	—	—	—	(16,137)	(130,798)	(182,287)

At September 30, 2011, SPDR S&P Emerging Markets Dividend ETF had capital loss carryforwards that are short term and will not expire of ($362,314).

Under current tax laws, capital and Passive Foreign Investment Company losses realized after October 31, may be deferred and treated as occurring on the first day of the following fiscal year. The Funds incurred the following losses during the period November 1, 2010 through September 30, 2011 that are deferred for tax purposes until fiscal 2012:

Deferred Losses

SPDR STOXX Europe 50 ETF	$(4,660,893)
SPDR EURO STOXX 50 ETF	(9,828,366)
SPDR S&P Emerging Asia Pacific ETF	—
SPDR S&P Small Cap Emerging Asia Pacific ETF	—
SPDR S&P Russia ETF	(455,086)
SPDR S&P China ETF	(4,297,703)
SPDR S&P Emerging Markets ETF	—
SPDR S&P Emerging Markets Dividend ETF	—
SPDR S&P BRIC 40 ETF	(15,032,769)
SPDR S&P Emerging Europe ETF	(2,324,525)
SPDR S&P Emerging Latin America ETF	(2,722,344)
SPDR S&P Emerging Middle East & Africa ETF	(3,253,594)
SPDR S&P World ex-US ETF	—
SPDR S&P International Small Cap ETF	—
SPDR Dow Jones International Real Estate ETF	(119,908,870)
SPDR FTSE/Macquarie Global Infrastructure 100 ETF	(1,282,309)
SPDR S&P Global Natural Resources ETF	(4,448,744)
SPDR MSCI ACWI ex-US ETF	(2,054,754)

SPDR INDEX SHARES FUNDS
NOTES TO FINANCIAL STATEMENTS (continued)
March 31, 2012 (Unaudited)

Deferred Losses

SPDR MSCI ACWI IMI ETF	$—
SPDR MSCI EM 50 ETF	—
SPDR Russell/Nomura PRIME Japan ETF	(59,274)
SPDR Russell/Nomura Small Cap Japan ETF	(1,300,627)
SPDR S&P International Dividend ETF	—
SPDR S&P International Mid Cap ETF	—
SPDR S&P Emerging Markets Small Cap ETF	—
SPDR Dow Jones Global Real Estate ETF	(2,997,296)
SPDR S&P International Consumer Discretionary Sector ETF	(153,740)
SPDR S&P International Consumer Staples Sector ETF	(44,066)
SPDR S&P International Energy Sector ETF	(53,267)
SPDR S&P International Financial Sector ETF	(229,048)
SPDR S&P International Health Care Sector ETF	(70,252)
SPDR S&P International Industrial Sector ETF	(13,188)
SPDR S&P International Materials Sector ETF	—
SPDR S&P International Technology Sector ETF	(33,341)
SPDR S&P International Telecommunications Sector ETF	(133,594)
SPDR S&P International Utilities Sector ETF	(57,591)

Distributions

Each Fund declares and distributes dividends from net investment income, if any, to its shareholders quarterly for SPDR STOXX Europe 50 ETF, SPDR EURO STOXX 50 ETF, SPDR S&P Emerging Markets Dividend ETF, SPDR Dow Jones International Real Estate ETF, SPDR S&P International Dividend ETF, SPDR Dow Jones Global Real Estate ETF, SPDR S&P International Consumer Discretionary Sector ETF, SPDR S&P International Consumer Staples Sector ETF, SPDR S&P International Energy Sector ETF, SPDR S&P International Financial Sector ETF, SPDR S&P International Health Care Sector ETF, SPDR S&P International Industrial Sector ETF, SPDR S&P International Materials Sector ETF, SPDR S&P International Technology Sector ETF, SPDR S&P International Telecommunications Sector ETF and SPDR S&P International Utilities Sector ETF. The following Funds distribute net investment income semi-annually: SPDR S&P Emerging Asia Pacific ETF, SPDR S&P Small Cap Emerging Asia Pacific ETF, SPDR S&P Russia ETF, SPDR S&P China ETF, SPDR S&P Emerging Markets ETF, SPDR S&P BRIC 40 ETF, SPDR S&P Emerging Europe ETF, SPDR S&P Emerging Latin America ETF, SPDR S&P Emerging Middle East & Africa ETF, SPDR S&P World ex-US ETF, SPDR S&P International Small Cap ETF, SPDR FTSE/Macquarie Global Infrastructure 100 ETF, SPDR S&P Global Natural Resources ETF, SPDR MSCI ACWI ex-US ETF, SPDR MSCI ACWI IMI ETF, SPDR MSCI EM 50 ETF, SPDR Russell/Nomura PRIME Japan ETF, SPDR Russell/Nomura Small Cap Japan ETF, SPDR S&P International Mid Cap ETF and SPDR S&P Emerging Markets Small Cap ETF. The Trust declares and distributes net realized capital gains, if any, at least annually. Distributions are recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from U.S. generally accepted accounting principles.

Effective October 30, 2009, the Trust’s Dividend Reinvestment Service is no longer available. Broker-dealers, at their own discretion, may offer a dividend reinvestment service under which additional shares of the Fund(s) are purchased in the secondary market at current market prices. Investors should consult their broker-dealer for further information regarding any dividend reinvestment service offered by such broker-dealer.

SPDR INDEX SHARES FUNDS
NOTES TO FINANCIAL STATEMENTS (continued)
March 31, 2012 (Unaudited)

Subsequent Events

Events or transactions occuring after period end through the date the financial statements were issued have been evaluated by management in the preparation of the financial statements and no items were noted requiring additional disclosure or adjustment.

3.	Related Party Fees and Transactions

Advisory Fee

The Trust, on behalf of each Fund has entered into an Investment Advisory Agreement with SSgA Funds Management, Inc. (the “Adviser” or “SSgA FM”). As compensation for the services rendered, facilities furnished, and expenses borne by the Adviser, each Fund pays the Adviser a fee accrued daily and paid quarterly, based on a percentage of each Fund’s average daily net assets as shown in the following table:

Annual Rate

SPDR STOXX Europe 50 ETF	0.29%
SPDR EURO STOXX 50 ETF	0.29
SPDR S&P Emerging Asia Pacific ETF	0.59
SPDR S&P Small Cap Emerging Asia Pacific ETF	0.65
SPDR S&P Russia ETF	0.59
SPDR S&P China ETF	0.59
SPDR S&P Emerging Markets ETF	0.59
SPDR S&P Emerging Markets Dividend ETF	0.59
SPDR S&P BRIC 40 ETF	0.50
SPDR S&P Emerging Europe ETF	0.59
SPDR S&P Emerging Latin America ETF	0.59
SPDR S&P Emerging Middle East & Africa ETF	0.59
SPDR S&P World ex-US ETF	0.34
SPDR S&P International Small Cap ETF	0.59
SPDR Dow Jones International Real Estate ETF	0.59
SPDR FTSE/Macquarie Global Infrastructure 100 ETF	0.59
SPDR S&P Global Natural Resources ETF	0.40
SPDR MSCI ACWI ex-US ETF	0.34
SPDR MSCI ACWI IMI ETF	0.25
SPDR MSCI EM 50 ETF	0.50
SPDR Russell/Nomura PRIME Japan ETF	0.50
SPDR Russell/Nomura Small Cap Japan ETF	0.55
SPDR S&P International Dividend ETF	0.45
SPDR S&P International Mid Cap ETF	0.45
SPDR S&P Emerging Markets Small Cap ETF	0.65
SPDR Dow Jones Global Real Estate ETF	0.50
SPDR S&P International Consumer Discretionary Sector ETF	0.50
SPDR S&P International Consumer Staples Sector ETF	0.50
SPDR S&P International Energy Sector ETF	0.50
SPDR S&P International Financial Sector ETF	0.50
SPDR S&P International Health Care Sector ETF	0.50

SPDR INDEX SHARES FUNDS
NOTES TO FINANCIAL STATEMENTS (continued)
March 31, 2012 (Unaudited)

Annual Rate

SPDR S&P International Industrial Sector ETF	0.50%
SPDR S&P International Materials Sector ETF	0.50
SPDR S&P International Technology Sector ETF	0.50
SPDR S&P International Telecommunications Sector ETF	0.50
SPDR S&P International Utilities Sector ETF	0.50

The Adviser pays all operating expenses of each Fund other than the advisory fee, brokerage, taxes, interest, fees and expenses of the Independent Trustees (including any Trustee’s counsel fees), litigation expenses, acquired fund fees and expenses and other extraordinary expenses.

The Tuckerman Group, LLC, an affiliate of the Adviser, receives fees for its services as the sub-adviser to the SPDR Dow Jones International Real Estate ETF and the SPDR Dow Jones Global Real Estate ETF from the Adviser.

State Street Bank and Trust Company (“State Street”), an affiliate of the Adviser, receives fees for its services as Custodian, Administrator and Transfer Agent from the Adviser.

State Street also acts as the securities lending agent for the Funds and receives a portion of any lending income. In addition, cash collateral from lending activities is invested in the State Street Navigator Securities Lending Prime Portfolio (“Prime Portfolio”) for which SSgA FM serves as the investment adviser. Prime Portfolio is a series of State Street Navigator Securities Lending Trust, a registered investment company under the 1940 Act, and operates as a money market fund in compliance with Rule 2a-7 under the 1940 Act. See Note 8 for additional information regarding securities lending.

For the period ended March 31, 2012, State Street earned securities lending agent fees from the following Funds:

Securities Lending
Agent Fees

SPDR STOXX Europe 50 ETF	$1,230
SPDR EURO STOXX 50 ETF	11,984
SPDR S&P Emerging Asia Pacific ETF	25,323
SPDR S&P Small Cap Emerging Asia Pacific ETF	—
SPDR S&P Russia ETF	1,882
SPDR S&P China ETF	134,528
SPDR S&P Emerging Markets ETF	8,621
SPDR S&P Emerging Markets Dividend ETF	25,731
SPDR S&P BRIC 40 ETF	30,687
SPDR S&P Emerging Europe ETF	14,711
SPDR S&P Emerging Latin America ETF	7,327
SPDR S&P Emerging Middle East & Africa ETF	2,176
SPDR S&P World ex-US ETF	7,549
SPDR S&P International Small Cap ETF	74,718
SPDR Dow Jones International Real Estate ETF	63,564
SPDR FTSE/Macquarie Global Infrastructure 100 ETF	2,705
SPDR S&P Global Natural Resources ETF	6,817
SPDR MSCI ACWI ex-US ETF	22,441
SPDR MSCI ACWI IMI ETF	—
SPDR MSCI EM 50 ETF	—
SPDR Russell/Nomura PRIME Japan ETF	646

SPDR INDEX SHARES FUNDS
NOTES TO FINANCIAL STATEMENTS (continued)
March 31, 2012 (Unaudited)

Securities Lending
Agent Fees

SPDR Russell/Nomura Small Cap Japan ETF	$6,330
SPDR S&P International Dividend ETF	120,194
SPDR S&P International Mid Cap ETF	3,122
SPDR S&P Emerging Markets Small Cap ETF	98,732
SPDR Dow Jones Global Real Estate ETF	8,985
SPDR S&P International Consumer Discretionary Sector ETF	—
SPDR S&P International Consumer Staples Sector ETF	—
SPDR S&P International Energy Sector ETF	—
SPDR S&P International Financial Sector ETF	13
SPDR S&P International Health Care Sector ETF	3
SPDR S&P International Industrial Sector ETF	—
SPDR S&P International Materials Sector ETF	—
SPDR S&P International Technology Sector ETF	66
SPDR S&P International Telecommunications Sector ETF	—
SPDR S&P International Utilities Sector ETF	62

Distributor

State Street Global Markets, LLC (the “Distributor”), an affiliate of the Adviser, acts as the principal underwriter of each Fund pursuant to a principal underwriting contract with the Trust. The Distributor may enter into agreements with other broker-dealers (affiliated and non-affiliated) and other financial institutions to authorize them to sell Shares.

The Distributor has established an assisted trading program to aid Authorized Participants in certain creation and redemption activity for which the Distributor receives commissions from Authorized Participants. In addition, the Distributor receives compensation from State Street associated with on-line creation and redemption activity of Authorized Participants.

Trustees’ Fees

The Trust and SPDR Series Trust (“Series Trust”) pay, in the aggregate, each Independent Trustee an annual fee of $132,500 plus $7,500 per in-person meeting attended and $1,250 for each telephonic or video conference meeting attended. The Chairman of the Board receives an additional annual fee of $37,500 and the Chairman of the Audit Committee receives an additional annual fee of $15,000. The Trust also reimburses each Independent Trustee for travel and other out-of-pocket expenses incurred by him/her in connection with attending such meetings and in connection with attending industry seminars and meetings. Trustee fees are allocated between the Trust and Series Trust and each of their respective series in such a manner as deemed equitable, taking into consideration the relative net assets of the series.

Transactions with Affiliates

Each Fund may invest in certain money market funds managed by the Adviser, including the State Street Institutional Liquid Reserves Fund-Institutional Class (“Liquid Reserves Fund”), a series of State Street Institutional Investment Trust. The Liquid Reserves Fund is a feeder fund in a master/feeder fund structure that invests substantially all of its assets in the State Street Money Market Portfolio (“Master Portfolio”). The Liquid Reserves Fund does not pay an investment advisory fee to the Adviser, but the Master Portfolio in which it invests pays an investment advisory fee to the Adviser. The Liquid Reserves Fund intends to declare dividends on shares from net investment income daily and pay them as of the last business day of each month. All income distributions earned by the Funds from affiliated

SPDR INDEX SHARES FUNDS
NOTES TO FINANCIAL STATEMENTS (continued)
March 31, 2012 (Unaudited)

money market funds are recorded as dividend income on securities of affiliated issuers in the accompanying Statements of Operations. In addition, cash collateral from lending activities is invested in Prime Portfolio, for which SSgA FM serves as the investment adviser.

Amounts related to investments in Liquid Reserves Fund and/or Prime Portfolio at March 31, 2012 and for the period then ended are:

	Value at	Purchased		Sold		Value at		Realized
Liquid Reserves Fund	9/30/11	Cost	Shares	Proceeds	Shares	3/31/12	Income	Gain/(Loss)

SPDR STOXX Europe 50 ETF	$3,457	$486,546	486,546	$489,786	489,786	$217	$25	$—
SPDR EURO STOXX 50 ETF	1,944	2,370,644	2,370,644	2,328,567	2,328,567	44,021	98	—
SPDR S&P Emerging Asia Pacific ETF	1,650,870	46,188,901	46,188,901	47,839,671	47,839,671	100	931	—
SPDR S&P Small Cap Emerging Asia Pacific ETF	—	43,601	43,601	26,883	26,883	16,718	8	—
SPDR S&P Russia ETF	462,494	2,197,440	2,197,440	2,621,020	2,621,020	38,914	158	—
SPDR S&P China ETF	887,638	9,720,169	9,720,169	10,029,232	10,029,232	578,575	643	—
SPDR S&P Emerging Markets ETF	1,723,265	11,100,363	11,100,363	10,897,392	10,897,392	1,926,236	1,177	—
SPDR S&P Emerging Markets Dividend ETF	100	9,212,403	9,212,403	9,212,403	9,212,403	100	160	—
SPDR S&P BRIC 40 ETF	365,852	15,791,536	15,791,536	15,209,618	15,209,618	947,770	745	—
SPDR S&P Emerging Europe ETF	100	3,394,007	3,394,007	3,333,271	3,333,271	60,836	121	—
SPDR S&P Emerging Latin America ETF	8,374	4,286,466	4,286,466	3,820,915	3,820,915	473,925	200	—
SPDR S&P Emerging Middle East & Africa ETF	153,489	3,449,208	3,449,208	3,602,597	3,602,597	100	91	—
SPDR S&P World ex-US ETF	149,788	2,183,680	2,183,680	2,024,344	2,024,344	309,124	135	—
SPDR S&P International Small Cap ETF	887,157	19,698,619	19,698,619	20,443,674	20,443,674	142,102	635	—
SPDR Dow Jones International Real Estate ETF	1,906,808	53,966,097	53,966,097	54,717,968	54,717,968	1,154,937	2,296	—
SPDR FTSE/Macquarie Global Infrastructure 100 ETF	24,077	1,155,136	1,155,136	1,119,912	1,119,912	59,301	62	—
SPDR S&P Global Natural Resources ETF	543,009	2,549,205	2,549,205	2,687,925	2,687,925	404,289	238	—
SPDR MSCI ACWI ex-US ETF	210,664	8,305,051	8,305,051	8,416,425	8,416,425	99,290	451	—
SPDR MSCI ACWI IMI ETF	—	103,203	103,203	92,212	92,212	10,991	3	—
SPDR MSCI EM 50 ETF	—	1,548	1,548	—	—	1,548	—	—
SPDR Russell/Nomura PRIME Japan ETF	6,856	180,664	180,664	184,276	184,276	3,244	9	—
SPDR Russell/Nomura Small Cap Japan ETF	78,887	1,020,280	1,020,280	1,077,490	1,077,490	21,677	59	—
SPDR S&P International Dividend ETF	100	26,186,697	26,186,697	26,152,250	26,152,250	34,547	796	—
SPDR S&P International Mid Cap ETF	3,271	2,123,366	2,123,366	2,120,532	2,120,532	6,105	86	—
SPDR S&P Emerging Markets Small Cap ETF	17,023,636	97,629,061	97,629,061	109,984,830	109,984,830	4,667,867	4,901	—
SPDR Dow Jones Global Real Estate ETF	470,118	7,154,814	7,154,814	7,185,926	7,185,926	439,006	455	—
SPDR S&P International Consumer Discretionary Sector ETF	2,672	394,299	394,299	394,328	394,328	2,643	10	—
SPDR S&P International Consumer Staples Sector ETF	7,154	301,965	301,965	309,019	309,019	100	17	—
SPDR S&P International Energy Sector ETF	12,423	193,194	193,194	202,321	202,321	3,296	9	—
SPDR S&P International Financial Sector ETF	1,355	175,698	175,698	136,262	136,262	40,791	7	—
SPDR S&P International Health Care Sector ETF	56,731	273,539	273,539	321,405	321,405	8,865	20	—
SPDR S&P International Industrial Sector ETF	11,314	563,032	563,032	527,040	527,040	47,306	43	—
SPDR S&P International Materials Sector ETF	2,366	319,426	319,426	303,077	303,077	18,715	13	—
SPDR S&P International Technology Sector ETF	4,203	196,031	196,031	198,991	198,991	1,243	20	—
SPDR S&P International Telecommunications Sector ETF	100	45,665	45,665	32,012	32,012	13,753	4	—
SPDR S&P International Utilities Sector ETF	9,298	138,051	138,051	147,249	147,249	100	2	—

SPDR INDEX SHARES FUNDS
NOTES TO FINANCIAL STATEMENTS (continued)
March 31, 2012 (Unaudited)

	Value at	Purchased		Sold		Value at		Realized
Prime Portfolio	9/30/11	Cost	Shares	Proceeds	Shares	3/31/12	Income	Gain/(Loss)

SPDR STOXX Europe 50 ETF	$235,551	$6,561,777	6,561,777	$6,797,328	6,797,328	$—	$6,968	$—
SPDR EURO STOXX 50 ETF	1,763,778	43,608,906	43,608,906	45,372,684	45,372,684	—	67,906	—
SPDR S&P Emerging Asia Pacific ETF	39,643,667	91,899,430	91,899,430	102,085,074	102,085,074	29,458,023	143,455	—
SPDR S&P Russia ETF	1,946,540	19,459,752	19,459,752	20,263,493	20,263,493	1,142,799	10,662	—
SPDR S&P China ETF	127,819,868	261,297,099	261,297,099	232,998,244	232,998,244	156,118,723	761,432	—
SPDR S&P Emerging Markets ETF	13,503,128	32,449,233	32,449,233	33,118,615	33,118,615	12,833,746	48,830	—
SPDR S&P Emerging Markets Dividend ETF	2,355,737	57,462,249	57,462,249	30,747,678	30,747,678	29,070,308	145,794	—
SPDR S&P BRIC 40 ETF	58,945,702	141,941,377	141,941,377	166,994,549	166,994,549	33,892,530	173,849	—
SPDR S&P Emerging Europe ETF	2,806,395	14,820,146	14,820,146	15,119,622	15,119,622	2,506,919	83,363	—
SPDR S&P Emerging Latin America ETF	16,548,616	62,510,345	62,510,345	62,753,338	62,753,338	16,305,623	41,517	—
SPDR S&P Emerging Middle East & Africa ETF	6,142,225	10,309,733	10,309,733	10,373,035	10,373,035	6,078,923	12,326	—
SPDR S&P World ex-US ETF	13,616,714	29,279,916	29,279,916	25,142,661	25,142,661	17,753,969	42,538	—
SPDR S&P International Small Cap ETF	90,541,104	75,514,631	75,514,631	73,015,543	73,015,543	93,040,192	423,183	—
SPDR Dow Jones International Real Estate ETF	143,622,533	258,579,967	258,579,967	321,855,784	321,855,784	80,346,716	360,212	—
SPDR FTSE/Macquarie Global Infrastructure 100 ETF	5,703,625	26,232,163	26,232,163	25,978,561	25,978,561	5,957,227	15,188	—
SPDR S&P Global Natural Resources ETF	22,020,663	141,913,249	141,913,249	141,364,744	141,364,744	22,569,168	38,465	—
SPDR MSCI ACWI ex-US ETF	46,062,418	94,914,856	94,914,856	85,451,254	85,451,254	55,526,020	126,805	—
SPDR Russell/Nomura PRIME Japan ETF	4,380,135	5,767,947	5,767,947	5,725,999	5,725,999	4,422,083	3,664	—
SPDR Russell/Nomura Small Cap Japan ETF	25,131,842	17,559,504	17,559,504	25,272,691	25,272,691	17,418,655	35,876	—
SPDR S&P International Dividend ETF	62,234,614	182,540,463	182,540,463	144,499,874	144,499,874	100,275,203	680,291	—
SPDR S&P International Mid Cap ETF	5,911,913	6,933,422	6,933,422	6,154,439	6,154,439	6,690,896	17,665	—
SPDR S&P Emerging Markets Small Cap ETF	43,303,701	46,667,886	46,667,886	53,924,244	53,924,244	36,047,343	556,377	—
SPDR Dow Jones Global Real Estate ETF	29,583,281	71,914,601	71,914,601	72,296,394	72,296,394	29,201,488	5,012	—
SPDR S&P International Financial Sector ETF	—	481,630	481,630	481,630	481,630	—	75	—
SPDR S&P International Health Care Sector ETF	58,553	100,255	100,255	158,808	158,808	—	17	—
SPDR S&P International Technology Sector ETF	21,668	243,103	243,103	232,371	232,371	32,400	374	—
SPDR S&P International Utilities Sector ETF	—	206,309	206,309	120,473	120,473	85,836	353	—

4.	Shareholder Transactions

Shares are issued and redeemed by a Fund only in Creation Unit size aggregations of 50,000 shares for SPDR STOXX Europe 50 ETF, SPDR EURO STOXX 50 ETF, SPDR S&P Small Cap Emerging Asia Pacific ETF, SPDR S&P Russia ETF, SPDR S&P Emerging Markets Dividend ETF, SPDR S&P Global Natural Resources ETF, SPDR MSCI EM 50 ETF, SPDR Russell/Nomura Small Cap Japan ETF, SPDR S&P International Mid Cap ETF, SPDR S&P International Consumer Discretionary Sector ETF, SPDR S&P International Consumer Staples Sector ETF, SPDR S&P International Energy Sector ETF, SPDR S&P International Financial Sector ETF, SPDR S&P International Health Care Sector ETF, SPDR S&P International Industrial Sector ETF, SPDR S&P International Materials Sector ETF, SPDR S&P International Technology Sector ETF, SPDR S&P International Telecommunications Sector ETF and SPDR S&P International Utilities Sector ETF and 100,000 shares for SPDR S&P Emerging Asia Pacific ETF, SPDR S&P China ETF, SPDR S&P Emerging Markets ETF, SPDR S&P BRIC 40 ETF, SPDR S&P Emerging Europe ETF, SPDR S&P Emerging Latin America ETF, SPDR S&P Emerging Middle East & Africa ETF, SPDR S&P International Small Cap ETF, SPDR Dow Jones International Real Estate ETF, SPDR FTSE/Macquarie Global Infrastructure 100 ETF, SPDR MSCI ACWI IMI ETF, SPDR S&P International Dividend ETF, SPDR S&P Emerging Markets Small Cap ETF and SPDR Dow Jones Global Real Estate ETF and 200,000 shares for SPDR World ex-US ETF, SPDR MSCI ACWI ex-US ETF and SPDR Russell/Nomura PRIME Japan ETF. Such transactions are generally on an in-kind basis, with a separate cash payment, which

SPDR INDEX SHARES FUNDS
NOTES TO FINANCIAL STATEMENTS (continued)
March 31, 2012 (Unaudited)

is a balancing cash component to equate the transaction to the net asset value per unit of the Funds on the transaction date. Transaction fees ranging from $500 to $12,000 per Creation Unit for each Fund, regardless of the number of Creation Units that are created or redeemed on the same day, are charged to those persons creating or redeeming Creation Units. An additional variable fee may be charged for certain transactions. Transaction fees are received by the Trust and/or Custodian and used to defray related expenses. The Custodian also receives amounts earned on cash collateral provided by Authorized Participants pending delivery of missing deposit securities.

5.	Aggregate Unrealized Appreciation and Depreciation

The identified cost of investments in securities owned by each Fund for federal income tax purposes was substantially the same as cost for financial reporting purposes. Accordingly, gross unrealized appreciation and depreciation at March 31, 2012 was as follows:

		Gross	Gross	Net Unrealized
	Identified	Unrealized	Unrealized	Appreciation
	Cost	Appreciation	Depreciation	(Depreciation)

SPDR STOXX Europe 50 ETF	$40,382,306	$2,007,921	$12,386,161	$(10,378,240)
SPDR EURO STOXX 50 ETF	527,080,623	10,761,492	84,040,593	(73,279,101)
SPDR S&P Emerging Asia Pacific ETF	477,683,733	79,369,280	57,807,442	21,561,838
SPDR S&P Small Cap Emerging Asia Pacific ETF	5,929,964	849,648	69,019	780,629
SPDR S&P Russia ETF	67,510,104	831,197	7,285,065	(6,453,868)
SPDR S&P China ETF	1,076,633,284	81,099,137	106,685,585	(25,586,448)
SPDR S&P Emerging Markets ETF	185,307,032	24,649,858	22,271,374	2,378,484
SPDR S&P Emerging Markets Dividend ETF	354,476,569	14,052,025	12,465,842	1,586,183
SPDR S&P BRIC 40 ETF	436,957,732	41,292,566	41,187,226	105,340
SPDR S&P Emerging Europe ETF	128,584,516	7,889,211	31,250,663	(23,361,452)
SPDR S&P Emerging Latin America ETF	171,223,388	23,170,696	28,628,569	(5,457,873)
SPDR S&P Emerging Middle East & Africa ETF	107,534,215	11,791,846	15,235,861	(3,444,015)
SPDR S&P World ex-US ETF	173,961,028	21,350,331	13,775,338	7,574,993
SPDR S&P International Small Cap ETF	874,533,246	80,956,693	128,325,362	(47,368,669)
SPDR Dow Jones International Real Estate ETF	2,730,921,081	121,206,838	116,711,118	4,495,720
SPDR FTSE/Macquarie Global Infrastructure 100 ETF	56,027,781	2,992,089	16,679,680	(13,687,591)
SPDR S&P Global Natural Resources ETF	295,546,920	6,561,283	26,577,620	(20,016,337)
SPDR MSCI ACWI ex-US ETF	571,532,672	34,724,862	81,463,094	(46,738,232)
SPDR MSCI ACWI IMI ETF	4,969,537	138,067	110,753	27,314
SPDR MSCI EM 50 ETF	4,985,214	136,021	214,230	(78,209)
SPDR Russell/Nomura PRIME Japan ETF	22,026,365	832,669	3,046,467	(2,213,798)
SPDR Russell/Nomura Small Cap Japan ETF	125,358,121	4,394,895	17,619,486	(13,224,591)
SPDR S&P International Dividend ETF	971,703,922	29,119,081	54,450,171	(25,331,090)
SPDR S&P International Mid Cap ETF	44,215,624	4,963,828	3,253,871	1,709,957
SPDR S&P Emerging Markets Small Cap ETF	1,057,548,427	71,573,849	160,285,672	(88,711,823)
SPDR Dow Jones Global Real Estate ETF	392,328,625	60,450,473	3,368,829	57,081,644
SPDR S&P International Consumer Discretionary Sector ETF	8,706,311	709,060	689,037	20,023
SPDR S&P International Consumer Staples Sector ETF	19,343,286	1,328,904	737,643	591,261
SPDR S&P International Energy Sector ETF	12,895,134	624,344	1,755,640	(1,131,296)
SPDR S&P International Financial Sector ETF	9,404,504	73,564	1,661,193	(1,587,629)

SPDR INDEX SHARES FUNDS
NOTES TO FINANCIAL STATEMENTS (continued)
March 31, 2012 (Unaudited)

		Gross	Gross	Net Unrealized
	Identified	Unrealized	Unrealized	Appreciation
	Cost	Appreciation	Depreciation	(Depreciation)

SPDR S&P International Health Care Sector ETF	$18,777,149	$1,099,923	$755,946	$343,977
SPDR S&P International Industrial Sector ETF	15,899,179	369,071	2,230,720	(1,861,649)
SPDR S&P International Materials Sector ETF	17,457,973	475,625	4,093,635	(3,618,010)
SPDR S&P International Technology Sector ETF	14,907,197	2,513,082	2,886,459	(373,377)
SPDR S&P International Telecommunications Sector ETF	21,104,889	347,767	2,242,120	(1,894,353)
SPDR S&P International Utilities Sector ETF	17,916,208	353,322	3,552,783	(3,199,461)

6.	Investment Transactions

For the six months ended March 31, 2012, the following Funds had in-kind contributions, in-kind redemptions and in-kind net realized gain/loss as follows:

			Realized
	Contributions	Redemptions	Gain/(Loss)

SPDR STOXX Europe 50 ETF	$1,588,102	$4,558,114	$(1,299,474)
SPDR EURO STOXX 50 ETF	321,180,491	1,601,665	251,872
SPDR S&P Emerging Asia Pacific ETF	33,733,706	89,320,868	7,797,333
SPDR S&P Small Cap Emerging Asia Pacific ETF	—	—	—
SPDR S&P Russia ETF	18,668,741	10,757,743	667,204
SPDR S&P China ETF	264,798,718	99,316,596	18,067,662
SPDR S&P Emerging Markets ETF	18,054,956	16,410,513	369,677
SPDR S&P Emerging Markets Dividend ETF	137,714,293	—	—
SPDR S&P BRIC 40 ETF	54,608,027	90,063,279	15,691,145
SPDR S&P Emerging Europe ETF	3,534,416	28,261,679	(6,647,617)
SPDR S&P Emerging Latin America ETF	11,372,459	9,787,635	(1,740,213)
SPDR S&P Emerging Middle East & Africa ETF	—	18,000,126	1,258,662
SPDR S&P World ex-US ETF	36,160,374	8,897,163	3,234,861
SPDR S&P International Small Cap ETF	—	55,240,945	2,594,170
SPDR Dow Jones International Real Estate ETF	497,748,137	85,570,652	19,244,178
SPDR FTSE/Macquarie Global Infrastructure 100 ETF	—	—	—
SPDR S&P Global Natural Resources ETF	95,932,960	28,009,169	2,175,302
SPDR MSCI ACWI ex-US ETF	163,658,613	116,176,566	21,548,197
SPDR MSCI ACWI IMI ETF	—	—	—
SPDR MSCI EM 50 ETF	4,558,190	—	—
SPDR Russell/Nomura PRIME Japan ETF	—	—	—
SPDR Russell/Nomura Small Cap Japan ETF	2,206,689	6,280,852	299,262
SPDR S&P International Dividend ETF	308,120,597	—	—
SPDR S&P International Mid Cap ETF	—	—	—
SPDR S&P Emerging Markets Small Cap ETF	21,810,244	47,680,324	(6,616,832)
SPDR Dow Jones Global Real Estate ETF	86,611,190	—	—
SPDR S&P International Consumer Discretionary Sector ETF	2,731,927	6,038,488	(331,675)
SPDR S&P International Consumer Staples Sector ETF	7,748,904	9,200,931	878,749
SPDR S&P International Energy Sector ETF	1,334,648	3,750,715	173,884

SPDR INDEX SHARES FUNDS
NOTES TO FINANCIAL STATEMENTS (continued)
March 31, 2012 (Unaudited)

			Realized
	Contributions	Redemptions	Gain/(Loss)

SPDR S&P International Financial Sector ETF	$2,690,328	$2,947,831	$(307,733)
SPDR S&P International Health Care Sector ETF	3,202,814	4,532,420	552,476
SPDR S&P International Industrial Sector ETF	14,255,149	21,618,347	(1,587,542)
SPDR S&P International Materials Sector ETF	—	7,286,711	(859,219)
SPDR S&P International Technology Sector ETF	—	7,089,797	233,501
SPDR S&P International Telecommunications Sector ETF	8,166,719	1,149,745	60,319
SPDR S&P International Utilities Sector ETF	5,174,622	—	—

The in-kind contributions and in-kind redemptions in this table may not accord with the beneficial interest transactions on the Statements of Changes. The table represents the accumulation of a Fund’s daily net shareholder transactions while the Statements of Changes reflects gross shareholder transactions including any cash component of the transaction.

For the six months ended March 31, 2012, the Trust had purchases and sales of investment securities as follows:

	Purchases	Sales

SPDR STOXX Europe 50 ETF	$787,170	$831,181
SPDR EURO STOXX 50 ETF	4,876,795	6,107,773
SPDR S&P Emerging Asia Pacific ETF	30,579,499	76,688,150
SPDR S&P Small Cap Emerging Asia Pacific ETF	5,941,417	28,693
SPDR S&P Russia ETF	3,222,805	2,078,251
SPDR S&P China ETF	28,376,422	22,308,669
SPDR S&P Emerging Markets ETF	7,495,894	7,531,538
SPDR S&P Emerging Markets Dividend ETF	251,424,315	131,320,106
SPDR S&P BRIC 40 ETF	42,161,958	43,848,840
SPDR S&P Emerging Europe ETF	1,812,107	6,578,199
SPDR S&P Emerging Latin America ETF	4,366,674	5,138,914
SPDR S&P Emerging Middle East & Africa ETF	2,438,281	5,499,997
SPDR S&P World ex-US ETF	1,954,683	2,326,854
SPDR S&P International Small Cap ETF	3,254,424	23,841,469
SPDR Dow Jones International Real Estate ETF	53,173,602	61,304,453
SPDR FTSE/Macquarie Global Infrastructure 100 ETF	1,487,153	1,796,856
SPDR S&P Global Natural Resources ETF	9,702,064	10,124,839
SPDR MSCI ACWI ex-US ETF	24,093,310	24,554,543
SPDR MSCI ACWI IMI ETF	4,962,620	—
SPDR MSCI EM 50 ETF	467,136	41,514
SPDR Russell/Nomura PRIME Japan ETF	167,187	150,066
SPDR Russell/Nomura Small Cap Japan ETF	18,615,848	18,316,378
SPDR S&P International Dividend ETF	471,477,177	471,207,554
SPDR S&P International Mid Cap ETF	589,164	1,942,617
SPDR S&P Emerging Markets Small Cap ETF	40,315,347	96,417,420
SPDR Dow Jones Global Real Estate ETF	8,609,537	8,345,841
SPDR S&P International Consumer Discretionary Sector ETF	157,548	470,896
SPDR S&P International Consumer Staples Sector ETF	328,845	373,275

SPDR INDEX SHARES FUNDS
NOTES TO FINANCIAL STATEMENTS (continued)
March 31, 2012 (Unaudited)

	Purchases	Sales

SPDR S&P International Energy Sector ETF	$204,636	$319,496
SPDR S&P International Financial Sector ETF	77,896	202,279
SPDR S&P International Health Care Sector ETF	158,655	225,829
SPDR S&P International Industrial Sector ETF	934,226	724,525
SPDR S&P International Materials Sector ETF	5,327	54,606
SPDR S&P International Technology Sector ETF	633,618	599,772
SPDR S&P International Telecommunications Sector ETF	—	200,624
SPDR S&P International Utilities Sector ETF	37,487	91,319

For the six months ended March 31, 2012, the Trust did not pay any commissions to an affiliate of the Adviser for investment transactions.

7.	Concentration of Risk

The Funds’ assets may be concentrated in one or more foreign countries. By concentrating their assets in a single country or group of countries, the Funds are subject to the risk that economic, political or other conditions that have a negative effect on that country or group of countries will negatively impact the Funds to a greater extent than if the Funds’ assets were invested in a wider variety of countries. In addition, the Funds’ assets may be concentrated in certain industries, subjecting them to greater risk than Funds that invest in a wider range of industries.

8.	Securities Lending

Each Fund may lend securities up to 33 1/3% of its total assets to qualified broker-dealers or institutional investors. The loans are secured at all times by cash, cash equivalents or U.S. government securities in an amount at least equal to the market value of the securities loaned, plus accrued interest and dividends, determined on a daily basis and adjusted accordingly. The value of the collateral held with respect to a loaned security may be temporarily more or less than the value of a security due to market fluctuations of securities values. With respect to each loan, if on any business day the aggregate market value of securities collateral plus cash collateral held is less than the aggregate market value of the securities which are subject to the loan, the borrower will be notified to provide additional collateral. The Funds will regain record ownership of loaned securities to exercise certain beneficial rights; however, the Funds may bear the risk of delay in recovery of, or even loss of rights in the securities loaned should the borrower fail financially. In addition, a Fund will bear the risk of loss of any cash collateral that it may invest. Each Fund receives compensation for lending its securities from interest or dividends earned on the cash, cash equivalents or U.S. government securities held as collateral, net of fee rebates paid to the borrower and net of fees paid to State Street as lending agent. Proceeds collected by State Street on investment of cash collateral or any fee income is partially allocated to State Street as compensation for its lending services.

The market value of securities on loan as of March 31, 2012 and the value of the invested cash collateral are disclosed in the Funds’ Statements of Assets and Liabilities. Securities lending income, as disclosed in the Funds’ Statements of Operations, represents the income earned from the investment of cash collateral, net of fee rebates paid to the borrower and net of fees paid to State Street as lending agent.

SPDR INDEX SHARES FUNDS
OTHER INFORMATION
March 31, 2012 (Unaudited)

Shareholder Expense Example

As a shareholder of a Fund, you incur two types of costs: (1) transaction costs, which may include creation and redemption fees or brokerage charges and (2) ongoing costs, including management fees, trustee fees, and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in a Fund and to compare these costs with the ongoing costs of investing in other funds. It is based on an investment of $1,000 invested on October 1, 2011 and held for the six months ended March 31, 2012.

Actual Expenses

The first table below provides information about actual account values and actual expenses. You may use the information in this table, together with the amount you invested, to estimate the expenses that you incurred over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first table under the heading entitled “Expenses Paid During Period” to estimate the expenses attributable to your investment during this period.

Hypothetical Example for Comparison Purposes

The second table below provides information about hypothetical account values and hypothetical expenses based on a Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not a Fund’s actual return. Thus, you should not use the hypothetical account values and expenses to estimate the actual ending account balance or your expenses for the period. Rather, these figures are provided to enable you to compare the ongoing costs of investing in a Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. Transaction fees at scheduled amounts ranging from $500 to $12,000 per Creation Unit are charged to those persons creating or redeeming Creation Units. If you buy or sell the Funds’ shares in the secondary market, you will incur customary brokerage commissions and charges.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as creation and redemption fees, or brokerage charges. Therefore, the second table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher.

				Expenses Paid
		Beginning Account	Ending Account	During Period*
	Annualized	Value	Value	10/1/11 to
Actual	Expense Ratio	10/1/11	3/31/12	3/31/12

SPDR STOXX Europe 50 ETF	0.29%	$1,000	$1,145.50	$1.56
SPDR EURO STOXX 50 ETF	0.29	1,000	1,137.60	1.55
SPDR S&P Emerging Asia Pacific ETF	0.60	1,000	1,149.00	3.22
SPDR S&P Small Cap Emerging Asia Pacific ETF**	0.78	1,000	1,124.60	1.81
SPDR S&P Russia ETF	0.59	1,000	1,216.90	3.27
SPDR S&P China ETF	0.59	1,000	1,198.70	3.24
SPDR S&P Emerging Markets ETF	0.59	1,000	1,186.10	3.22
SPDR S&P Emerging Markets Dividend ETF	0.61	1,000	1,165.10	3.30
SPDR S&P BRIC 40 ETF	0.50	1,000	1,194.70	2.74
SPDR S&P Emerging Europe ETF	0.60	1,000	1,176.60	3.26
SPDR S&P Emerging Latin America ETF	0.59	1,000	1,254.60	3.33
SPDR S&P Emerging Middle East & Africa ETF	0.59	1,000	1,178.00	3.21
SPDR S&P World ex-US ETF	0.34	1,000	1,152.40	1.83

SPDR INDEX SHARES FUNDS
OTHER INFORMATION (continued)
March 31, 2012 (Unaudited)

				Expenses Paid
		Beginning Account	Ending Account	During Period*
	Annualized	Value	Value	10/1/11 to
Actual	Expense Ratio	10/1/11	3/31/12	3/31/12

SPDR S&P International Small Cap ETF	0.59%	$1,000	$1,140.40	$3.16
SPDR Dow Jones International Real Estate ETF	0.59	1,000	1,143.90	3.16
SPDR FTSE/Macquarie Global Infrastructure 100 ETF	0.59	1,000	1,064.10	3.04
SPDR S&P Global Natural Resources ETF	0.40	1,000	1,150.80	2.15
SPDR MSCI ACWI ex-US ETF	0.34	1,000	1,153.60	1.83
SPDR MSCI ACWI IMI ETF***	0.25	1,000	1,007.90	0.23
SPDR MSCI EM 50 ETF***	0.50	1,000	985.70	0.45
SPDR Russell/Nomura PRIME Japan ETF	0.50	1,000	1,060.60	2.58
SPDR Russell/Nomura Small Cap Japan ETF	0.55	1,000	1,026.70	2.79
SPDR S&P International Dividend ETF	0.45	1,000	1,121.70	2.39
SPDR S&P International Mid Cap ETF	0.45	1,000	1,139.90	2.41
SPDR S&P Emerging Markets Small Cap ETF	0.66	1,000	1,179.00	3.60
SPDR Dow Jones Global Real Estate ETF	0.50	1,000	1,213.50	2.77
SPDR S&P International Consumer Discretionary Sector ETF	0.51	1,000	1,196.70	2.80
SPDR S&P International Consumer Staples Sector ETF	0.50	1,000	1,137.70	2.67
SPDR S&P International Energy Sector ETF	0.50	1,000	1,186.00	2.73
SPDR S&P International Financial Sector ETF	0.50	1,000	1,157.40	2.70
SPDR S&P International Health Care Sector ETF	0.50	1,000	1,112.10	2.64
SPDR S&P International Industrial Sector ETF	0.50	1,000	1,166.50	2.71
SPDR S&P International Materials Sector ETF	0.50	1,000	1,126.40	2.66
SPDR S&P International Technology Sector ETF	0.50	1,000	1,216.60	2.77
SPDR S&P International Telecommunications Sector ETF	0.50	1,000	1,023.10	2.53
SPDR S&P International Utilities Sector ETF	0.50	1,000	1,006.50	2.51
				Expenses Paid
		Beginning Account	Ending Account	During Period*
	Annualized	Value	Value	10/1/11 to
Hypothetical	Expense Ratio	10/1/11	3/31/12	3/31/12

SPDR STOXX Europe 50 ETF	0.29%	$1,000	$1,023.55	$1.47
SPDR EURO STOXX 50 ETF	0.29	1,000	1,023.55	1.47
SPDR S&P Emerging Asia Pacific ETF	0.60	1,000	1,022.00	3.03
SPDR S&P Small Cap Emerging Asia Pacific ETF**	0.78	1,000	1,021.10	3.94
SPDR S&P Russia ETF	0.59	1,000	1,022.05	2.98
SPDR S&P China ETF	0.59	1,000	1,022.05	2.98
SPDR S&P Emerging Markets ETF	0.59	1,000	1,022.05	2.98
SPDR S&P Emerging Markets Dividend ETF	0.61	1,000	1,021.95	3.08
SPDR S&P BRIC 40 ETF	0.50	1,000	1,022.50	2.53
SPDR S&P Emerging Europe ETF	0.60	1,000	1,022.00	3.03

SPDR INDEX SHARES FUNDS
OTHER INFORMATION (continued)
March 31, 2012 (Unaudited)

				Expenses Paid
		Beginning Account	Ending Account	During Period*
	Annualized	Value	Value	10/1/11 to
Hypothetical	Expense Ratio	10/1/11	3/31/12	3/31/12

SPDR S&P Emerging Latin America ETF	0.59%	$1,000	$1,022.05	$2.98
SPDR S&P Emerging Middle East & Africa ETF	0.59	1,000	1,022.05	2.98
SPDR S&P World ex-US ETF	0.34	1,000	1,023.30	1.72
SPDR S&P International Small Cap ETF	0.59	1,000	1,022.05	2.98
SPDR Dow Jones International Real Estate ETF	0.59	1,000	1,022.05	2.98
SPDR FTSE/Macquarie Global Infrastructure 100 ETF	0.59	1,000	1,022.05	2.98
SPDR S&P Global Natural Resources ETF	0.40	1,000	1,023.00	2.02
SPDR MSCI ACWI ex-US ETF	0.34	1,000	1,023.30	1.72
SPDR MSCI ACWI IMI ETF***	0.25	1,000	1,023.75	1.26
SPDR MSCI EM 50 ETF***	0.50	1,000	1,022.50	2.53
SPDR Russell/Nomura PRIME Japan ETF	0.50	1,000	1,022.50	2.53
SPDR Russell/Nomura Small Cap Japan ETF	0.55	1,000	1,022.25	2.78
SPDR S&P International Dividend ETF	0.45	1,000	1,022.75	2.28
SPDR S&P International Mid Cap ETF	0.45	1,000	1,022.75	2.28
SPDR S&P Emerging Markets Small Cap ETF	0.66	1,000	1,021.70	3.34
SPDR Dow Jones Global Real Estate ETF	0.50	1,000	1,022.50	2.53
SPDR S&P International Consumer Discretionary Sector ETF	0.51	1,000	1,022.45	2.58
SPDR S&P International Consumer Staples Sector ETF	0.50	1,000	1,022.50	2.53
SPDR S&P International Energy Sector ETF	0.50	1,000	1,022.50	2.53
SPDR S&P International Financial Sector ETF	0.50	1,000	1,022.50	2.53
SPDR S&P International Health Care Sector ETF	0.50	1,000	1,022.50	2.53
SPDR S&P International Industrial Sector ETF	0.50	1,000	1,022.50	2.53
SPDR S&P International Materials Sector ETF	0.50	1,000	1,022.50	2.53
SPDR S&P International Technology Sector ETF	0.50	1,000	1,022.50	2.53
SPDR S&P International Telecommunications Sector ETF	0.50	1,000	1,022.50	2.53
SPDR S&P International Utilities Sector ETF	0.50	1,000	1,022.50	2.53

*	Expenses are equal to the Fund’s annualized net expense ratio multiplied by the average account value of the period, multiplied by the number of days in the most recent six month period, then divided by 366.
**	Actual period is from commencement of operations 1/11/12. Hypothetical period is from 10/1/11.
***	Actual period is from commencement of operations 2/28/12. Hypothetical period is from 10/1/11.

SPDR INDEX SHARES FUNDS
OTHER INFORMATION (continued)
March 31, 2012 (Unaudited)

Proxy Voting Policies and Procedures and Records

A description of the Trust’s proxy voting policies and procedures that are used by the Funds’ investment adviser to vote proxies relating to the Funds’ portfolio of securities are available (i) without charge, upon request by calling 1-866-787-2257 (toll free) or (ii) on the website of the Securities and Exchange Commission, at www.sec.gov. Information regarding how the investment advisor voted for the prior 12-months period ended June 30 is available by August 31 of each year by calling the same number and on the SEC’s website, at www.sec.gov, and on the Funds’ website at www.spdrs.com.

Quarterly Portfolio Schedule

The Funds file a complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The Fund’s Forms N-Q are available on the SEC’s website at www.sec.gov and may be reviewed and copied at the SEC’s Public Reference Room in Washington DC. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330. The information on the Form N-Q is available upon request, without charge, by calling 1-800-843-2639 (toll free) and on the Funds’ website at www.spdrs.com.

Approval of Advisory Agreement

At an in-person meeting held prior to March 31, 2012, the Board of Trustees of the Trust (the “Board”) evaluated various proposals related to advisory arrangements for new series of the Trust, including a proposal to approve the Investment Advisory Agreement (the “Agreement”) with respect to SPDR S&P Small Cap Emerging Asia Pacific ETF, SPDR MSCI ACWI IMI ETF and SPDR MSCI EM 50 ETF, the new series of the Trust (“New ETFs”), which commenced operations during the most recent fiscal half-year period covered by this Semi-Annual Report. The Trustees who are not “interested persons” of the Trust within the meaning of the Investment Company Act of 1940, as amended (the “Independent Trustees”) also met separately with their independent legal counsel to consider the Agreement.

In evaluating the Agreement, the Board drew on materials provided to them by the Adviser and on other materials provided by State Street Bank and Trust Company, the Trust’s Administrator, Transfer Agent and Custodian (“State Street”). In deciding whether to approve the Agreement, the Board considered various factors, including (i) the nature, extent and quality of services to be provided by the Adviser with respect to the New ETFs under the Agreement, (ii) costs to the Adviser of its services, and (iii) the extent to which economies of scale would be realized if and as the New ETFs grow and whether the fee in the Agreement reflects these economies of scale.

The Board considered the nature, extent and quality of services to be provided by the Adviser. In doing so, they relied on their prior experience with the Trust and materials provided prior to and at the meeting. The Board reviewed the Agreement and the Adviser’s anticipated responsibilities for managing investment operations of the New ETFs, in accordance with the New ETFs’ investment objectives and policies, and applicable legal and regulatory requirements. The Board appreciated the relatively unique nature of the New ETFs, as exchange-traded funds (“ETFs”), and the experience and expertise of the Adviser with ETFs. The Board considered the background and experience of the Adviser’s senior management, including those individuals responsible for portfolio management and compliance of the New ETFs. The Board also considered the portfolio management resources, structures and practices of the Adviser, including those associated with monitoring and securing the New ETFs’ compliance with its investment objectives and policies and with applicable laws and regulations. The Board also considered information about the Adviser’s best execution procedures and overall investment management business, noting that the Adviser serves a wide range of clients across a broad spectrum of asset classes. The Board looked at the Adviser’s general knowledge of the investment business and that of its affiliates which make up State Street Global Advisors, with which the Adviser shares all of its senior personnel. The Board considered that the Adviser and its affiliates constitute one of the world’s largest investment management enterprises for indexed products generally and ETFs in particular. The Board also considered the Adviser’s experience in managing ETFs. The Board then determined that the nature, extent and quality of services anticipated to be provided by the Adviser to the Trust were necessary and appropriate.

SPDR INDEX SHARES FUNDS
OTHER INFORMATION (continued)
March 31, 2012 (Unaudited)

The Board considered whether the Adviser benefited in other ways from its relationship with the Trust, noting that the Adviser does not maintain soft-dollar arrangements in connection with the Trust’s brokerage transactions. The Board concluded that, to the extent that the Adviser or its affiliates derive other benefits from their relationship with the Trust, those benefits are not so significant as to cause the Adviser’s fees with respect to the New ETFs to be excessive.

The Board determined that the Adviser is likely to realize economies of scale in managing the New ETFs as assets grow in size. The Board further determined that such economies of scale are shared with the New ETFs by way of the relatively low advisory fee and unitary fee structure of the Trust, although the Board intends to continue to monitor fees as the New ETFs grow in size and assess whether fee breakpoints may be warranted.

The Board evaluated the New ETFs’ unitary fee through review of comparative information with respect to fees paid by similar funds — i.e., index tracking ETFs. The Board reviewed the universe of similar ETFs for the New ETFs based upon data from Lipper Analytical Services and related comparative information for similar ETFs. The Board also reviewed the estimated expense ratios of the New ETFs. The Board used a fund by fund analysis of the data. The Board concluded, based on the information presented, that the New ETFs’ fees were fair and reasonable in light of those of their direct competitors.

The Board, including the Independent Trustees voting separately, approved the Agreement for each New ETF after weighing the foregoing factors, none of which was dispositive in itself and may have been weighed differently by each Trustee. The Board’s conclusions with respect to the Agreement were as follows: (a) the nature and extent of the services expected to be provided by the Adviser with respect to the New ETFs were appropriate; (b) the Adviser’s fee for the New ETFs and the unitary fee, considered in relation to services expected to be provided, were fair and reasonable; (c) any additional benefits to the Adviser were not of a magnitude materially to affect the Board’s conclusions; and (d) fees expected to be paid to the Adviser were expected to share economies of scale with respect to the New ETFs by way of the relatively low fee structure of the Trust.

The SPDR® Family of Exchange Traded Funds

The following is a list of SPDR ETFs being offered, along with their respective exchange trading symbols. Please call 1-866-787-2257 to obtain a prospectus for any SPDR ETF. The prospectus contains more complete information, including charges, expenses, investment objectives and risk factors that should be carefully considered to determine if the Fund(s) are an appropriate investment for you. Read the prospectus(es) carefully before investing. Investing involves risk, including possible loss of principal.

SPDR Index Shares Funds

SPDR STOXX Europe 50 ETF (FEU)
SPDR EURO STOXX 50 ETF (FEZ)
SPDR S&P Emerging Asia Pacific ETF (GMF)
SPDR S&P Small Cap Emerging Asia Pacific ETF (GMFS)
SPDR S&P Russia ETF (RBL)
SPDR S&P China ETF (GXC)
SPDR S&P Emerging Markets ETF (GMM)
SPDR S&P Emerging Markets Dividend ETF (EDIV)
SPDR S&P BRIC 40 ETF (BIK)
SPDR S&P Emerging Europe ETF (GUR)
SPDR S&P Emerging Latin America ETF GML)
SPDR S&P Emerging Middle East & Africa ETF (GAF)
SPDR S&P World ex-US ETF (GWL)
SPDR S&P International Small Cap ETF (GWX)
SPDR Dow Jones International Real Estate ETF (RWX)
SPDR FTSE/Macquarie Global Infrastructure 100 ETF (GII)
SPDR S&P Global Natural Resources ETF (GNR)
SPDR MSCI ACWI ex-US ETF (CWI)
SPDR MSCI ACWI IMI ETF (ACIM)
SPDR MSCI EM 50 ETF (EMFT)
SPDR Russell/Nomura PRIME Japan ETF (JPP)
SPDR Russell/Nomura Small Cap Japan ETF (JSC)
SPDR S&P International Dividend ETF (DWX)
SPDR S&P International Mid Cap ETF (MDD)
SPDR S&P Emerging Markets Small Cap ETF (EWX)
SPDR Dow Jones Global Real Estate ETF (RWO)
SPDR S&P International Consumer Discretionary Sector ETF (IPD)
SPDR S&P International Consumer Staples Sector ETF (IPS)
SPDR S&P International Energy Sector ETF (IPW)
SPDR S&P International Financial Sector ETF (IPF)
SPDR S&P International Health Care Sector ETF (IRY)
SPDR S&P International Industrial Sector ETF (IPN)
SPDR S&P International Materials Sector ETF (IRV)
SPDR S&P International Technology Sector ETF (IPK)
SPDR S&P International Telecommunications Sector ETF (IST)
SPDR S&P International Utilities Sector ETF (IPU)

SPDR Series Trust

SPDR Dow Jones Total Market ETF (TMW)
SPDR Dow Jones Large Cap ETF (ELR)
SPDR S&P 500 Growth ETF (SPYG)
SPDR S&P 500 Value ETF (SPYV)
SPDR Dow Jones Mid Cap ETF (EMM)
SPDR S&P 400 Mid Cap Growth ETF (MDYG)
SPDR S&P 400 Mid Cap Value ETF (MDYV)
SPDR S&P 600 Small Cap ETF (SLY)
SPDR S&P 600 Small Cap Growth ETF (SLYG)
SPDR S&P 600 Small Cap Value ETF (SLYV)
SPDR Global Dow ETF (DGT)
SPDR Dow Jones REIT ETF (RWR)
SPDR S&P Bank ETF (KBE)
SPDR S&P Capital Markets ETF (KCE)
SPDR S&P Insurance ETF (KIE)
SPDR S&P Mortgage Finance ETF (KME)
SPDR S&P Regional Banking ETF (KRE)
SPDR Morgan Stanley Technology ETF (MTK)
SPDR S&P Dividend ETF (SDY)
SPDR S&P Aerospace & Defense ETF (XAR)
SPDR S&P Biotech ETF (XBI)

SPDR S&P Health Care Equipment ETF (XHE)
SPDR S&P Health Care Services ETF (XHS)
SPDR S&P Homebuilders ETF (XHB)
SPDR S&P Metals & Mining ETF (XME)
SPDR S&P Oil & Gas Equipment & Services ETF (XES)
SPDR S&P Oil & Gas Exploration & Production ETF (XOP)
SPDR S&P Pharmaceuticals ETF (XPH)
SPDR S&P Retail ETF (XRT)
SPDR S&P Semiconductor ETF (XSD)
SPDR S&P Software & Services ETF (XSW)
SPDR S&P Telecom ETF (XTL)
SPDR S&P Transportation ETF (XTN)
SPDR Wells Fargo Preferred Stock ETF (PSK)
SPDR Barclays Capital 1-3 Month T-Bill ETF (BIL)
SPDR Barclays Capital TIPS ETF (IPE)
SPDR Barclays Capital Short Term Treasury ETF (SST)
SPDR Barclays Capital Intermediate Term Treasury ETF (ITE)
SPDR Barclays Capital Long Term Treasury ETF (TLO)
SDPR Barclays Capital Short Term Corporate Bond ETF (SCPB)
SPDR Barclays Capital Intermediate Term Corporate Bond ETF (ITR)
SPDR Barclays Capital Long Term Corporate Bond ETF (LWC)
SPDR Barclays Capital Issuer Scored Corporate Bond ETF (CBND)
SPDR Barclays Capital Convertible Securities ETF (CWB)
SPDR Barclays Capital Mortgage Backed Bond ETF (MBG)
SPDR Barclays Capital Aggregate Bond ETF (LAG)
SPDR Nuveen Barclays Capital Municipal Bond ETF (TFI)
SPDR Nuveen Barclays Capital California Municipal Bond ETF (CXA)
SPDR Nuveen Barclays Capital New York Municipal Bond ETF (INY)
SPDR Nuveen Barclays Capital Short Term Municipal Bond ETF (SHM)
SPDR Nuveen S&P VRDO Municipal Bond ETF (VRD)
SPDR Nuveen S&P High Yield Municipal Bond ETF (HYMB)
SPDR Nuveen Barclays Capital Build America Bond ETF (BABS)
SPDR DB International Government Inflation-Protected Bond ETF (WIP)
SPDR Barclays Capital Short Term International Treasury Bond ETF (BWZ)
SPDR Barclays Capital International Treasury Bond ETF (BWX)
SPDR Barclays Capital International Corporate Bond ETF (IBND)
SPDR Barclays Capital Emerging Markets Local Bond ETF (EBND)
SPDR Barclays Capital High Yield Bond ETF (JNK)
SPDR Barclays Capital Short Term High Yield Bond ETF (SJNK)
SPDR Barclays Capital Investment Grade Floating Rate ETF (FLRN)

The Select Sectors SPDR Trust

The Consumer Discretionary Select Sector SPDR Fund (XLY)
The Consumer Staples Select Sector SPDR Fund (XLP)
The Energy Select Sector SPDR Fund (XLE)
The Financial Select Sector SPDR Fund (XLF)
The Health Care Select Sector SPDR Fund (XLV)
The Industrial Select Sector SPDR Fund (XLI)
The Materials Select Sector SPDR Fund (XLB)
The Technology Select Sector SPDR Fund (XLK)
The Utilities Select Sector SPDR Fund (XLU)

SSgA Active ETF Trust

SPDR SSgA Multi-Asset Real Return ETF (RLY)
SPDR SSgA Income Allocation ETF (INKM)
SPDR SSgA Global Allocation ETF (GAL)

SPDR Dow Jones Industrial Average ETF Trust (DIA)

SPDR S&P 500 ETF Trust (SPY)

State Street Global Markets, LLC, member FINRA, SIPC, is distributor for all investment portfolios of SPDR Series Trust and SPDR Index Shares Funds. ALPS Distributors, Inc., a registered broker-dealer, is distributor for SPDR S&P 500 ETF Trust (SPY) and SPDR Dow Jones Industrial Average ETF Trust (DIA), both unit investment trusts, and all investment portfolios of The Select Sector SPDR Trust.

SPDR Index Shares Funds
trustees
Bonny E. Boatman
Dwight D. Churchill
David M. Kelly
Frank Nesvet, Chairman
James E. Ross
Carl G. Verboncoeur
officers
James E. Ross, President
Ellen M. Needham, Vice President
Michael P. Riley, Vice President
Chad Hallett, Treasurer
Matthew W. Flaherty, Assistant Treasurer
Laura F. Dell, Assistant Treasurer
Ryan M. Louvar, Secretary
Mark E. Tuttle, Assistant Secretary
Scott E. Habeeb, Assistant Secretary
Jacqueline Angell, Chief Compliance Officer
investment manager
SSgA Funds Management, Inc.
State Street Financial Center
One Lincoln Street
Boston, MA 02111
distributor
State Street Global Markets, LLC
One Lincoln Street
Boston, MA 02111
custodian, administrator and transfer agent
State Street Bank and Trust Company
One Lincoln Street
Boston, MA 02111
legal counsel
Morgan, Lewis and Bockius LLP
1111 Pennsylvania Avenue, NW
Washington, DC 20004
independent registered public accounting firm
PricewaterhouseCoopers LLP
125 High Street
Boston, MA 02110
Fund Shares are distributed by State Street Global Markets, LLC, a wholly-owned subsidiary of State Street Corporation.
State Street Global Markets, LLC; member FINRA, SIPC.
The information contained in this report is intended for the general information of shareholders of the Trust. This report is not authorized for distribution to prospective investors unless preceded or accompanied by a current Trust prospectus which contains important information concerning the Trust. You may obtain a current prospectus and SAI from the Distributor by calling 1-866-787-2257 or visiting www.spdrs.com
Please read the prospectus carefully before you invest.

State Street Global Advisors
State Street Financial Center
One Lincoln Street
Boston, MA 02111
The investment return and principal value of an investment in the Funds will fluctuate in value, so that when shares are sold or redeemed they may be worth more or less than when they were purchased.
ETFs trade like stocks, are subject to investment risk, fluctuate in market value and may trade at prices above or below the ETFs net asset value. Brokerage commissions and ETF expenses will reduce returns.
SPDR STOXX Europe 50 ETF, SPDR EURO STOXX 50 ETF, SPDR S&P Emerging Asia Pacific ETF, SPDR S&P Small Cap Emerging Asia Pacific ETF, SPDR S&P Russia ETF, SPDR S&P China ETF, SPDR S&P Emerging Markets ETF, SPDR S&P BRIC 40 ETF, SPDR S&P Emerging Europe ETF, SPDR S&P Emerging Latin America ETF, SPDR S&P Emerging Middle East & Africa ETF, SPDR S&P World ex-US ETF, SPDR S&P International Small Cap ETF, SPDR Dow Jones International Real Estate ETF, SPDR FTSE/ Macquarie Global Infrastructure 100 ETF, SPDR MSCI ACWI ex-US ETF, SPDR Russell/ Nomura PRIME Japan ETF, SPDR Russell/Nomura Small Cap Japan ETF, SPDR S&P International Dividend ETF, SPDR S&P International Mid Cap ETF, SPDR S&P Emerging Markets Small Cap ETF, SPDR Dow Jones Global Real Estate ETF, SPDR S&P Global Natural Resources ETF, SPDR MSCI ACWI IMI ETF, SPDR MSCI EM 50 ETF, SPDR S&P International Consumer Discretionary Sector ETF, SPDR S&P International Consumer Staples Sector ETF, SPDR S&P International Energy Sector ETF, SPDR S&P International Financial Sector ETF, SPDR S&P International Health Care Sector ETF, SPDR S&P International Industrial Sector ETF, SPDR S&P International Materials Sector ETF, SPDR S&P International Technology Sector ETF, SPDR S&P International Telecommunications Sector ETF, SPDR S&P International Utilities Sector ETF: In addition to the normal risks associated with equity investing, narrowly focused investments and investments in smaller companies typically exhibit higher volatility and price fluctuation.
For all SPDR Index Shares Funds: International investments may involve risk of capital loss from unfavorable fluctuations in currency values, from differences in generally accepted accounting principles or from economic or political instability in other nations.
In general, Fund shares can be expected to move up or down in value with the value of the applicable index. Although Fund shares may be bought and sold on the exchange through any brokerage account, Fund shares are not individually redeemable from the Fund. Investors may acquire Fund Shares and tender them for redemption through the Fund in Creation Unit Aggregations only. Please see the prospectus for more details.
The Funds are not sponsored, endorsed, sold, or promoted by Dow Jones & Company, Time Inc., FTSE International Limited, Macquarie Bank Limited, The London Stock Exchange Place, The Financial Times Limited, Morgan Stanley Capital International Inc., Russell Investment Group, Standard & Poor’s and Wilshire Associates. Neither do these companies make any representation regarding the advisability of investing in the Funds. The Funds are distributed by State Street Global Markets, LLC, a wholly-owned subsidiary of State Street Corporation. State Street Global Markets, LLC is a member of FINRA, SIPC. References to State Street may include State Street Corporation and its affiliates. Shares of the Funds are not insured by the FDIC or by another governmental agency; they are not obligations of the FDIC nor are they deposits or obligations of or guaranteed by State Street Bank and Trust Company. Fund shares are subject to investment risks, including possible loss of the principal invested. The Funds pay State Street for its services as investment advisor, custodian, administrator, securities lending agent, transfer agent and shareholder servicing agent.
“SPDR” is a registered trademark of Standard & Poor Financial Services LLC (“S&P”) and has been licensed for use by State Street Corporation. No financial product offered by State Street Corporation or its affiliates is sponsored, endorsed, sold or promoted by S&P or its Affiliates, and S&P and its affiliates make no representation, warranty or condition regarding the advisability of buying, selling or holding units/shares in such products. Further limitations and important information that could affect investors’ rights are described in the prospectus for the applicable product.
This information must be preceded or accompanied by a current prospectus or summary prospectus. Read the prospectus carefully before you invest or send money. © 2012 State Street Corporation
SPDRIDEXSAR
For more complete information, please call 866.787.2257 or visit spdrs.com today

Item 2. Code of Ethics
Not applicable to the Registrant; this Form N-CSR is a Semi-Annual Report.
Item 3. Audit Committee Financial Expert
Not applicable to the Registrant; this Form N-CSR is a Semi-Annual Report.
Item 4. Principal Accountant Fees and Services
Not applicable to the Registrant; this Form N-CSR is a Semi-Annual Report.
Item 5. Audit Committee of Listed Registrants
Not applicable to the Registrant; this Form N-CSR is a Semi-Annual Report.
Item 6. Schedule of Investments
A Schedule of Investments for each series of the Registrant is included as a part of the report to shareholders filed under Item 1 of this Form N-CSR.
Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies
Not applicable to the Registrant.
Item 8. Portfolio Managers of Closed-End Management Investment Companies
Not applicable to the Registrant.
Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers
Not applicable to the Registrant.
Item 10. Submission of Matters to a Vote of Security Holders
Not applicable to the Registrant.
Item 11. Controls and Procedures
(a) Within 90 days of the filing date of this Form N-CSR, James E. Ross, the Registrant’s President and Principal Executive Officer, and Chad C. Hallett, the Registrant’s Treasurer and Principal Financial Officer, reviewed the Registrant’s disclosure controls and procedures (the “Procedures”) and evaluated their effectiveness. Based on the review, Messrs. Ross and Hallett determined that the Procedures adequately ensure that information required to be disclosed by the Registrant in its periodic reports is recorded, processed, summarized and reported within the time periods required by the Securities and Exchange Commission’s rules and regulations.
(b) In the Registrant’s second fiscal quarter covered by this form N-CSR filing, there were no significant changes in the Registrant’s internal controls or in other factors that have materially affected, or are reasonably likely to materially affect, its controls over financial reporting subsequent to the date of their evaluation, including any corrective actions with regard to significant deficiencies and material weaknesses.
Item 12. Exhibits
(a)(1) Not applicable to the Registrant; this Form N-CSR is a Semi-Annual Report.
     (2) Separate certifications of principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940 are attached hereto.
     (3) Not applicable
(b) Certification required by Rule 30a-2(b) under the Investment Company Act of 1940, Rule 13a-14(b) or Rule 15d-14(b) under the Securities Exchange Act of 1934 and Section 1350 of Chapter 63 of Title 18 of the United States Code for the principal executive officer and principal financial officer of the registrant is attached hereto.

SIGNATURES
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

SPDR INDEX SHARES FUNDS

By:	/s/ James E. Ross James E. Ross
President and Principal Executive Officer

Date:	June 4, 2012
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ James E. Ross James E. Ross
President and Principal Executive Officer

Date:	June 4, 2012

By:	/s/ Chad C. Hallett Chad C. Hallett
Treasurer and Principal Financial Officer

Date:	June 4, 2012